UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01027

Name of Registrant:	Vanguard World Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2022—February 28, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   February 28, 2023
Vanguard U.S. Growth Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	19

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return
U.S. Growth Fund
Investor Shares	$1,000.00	$979.30	$1.42
Admiral™ Shares	1,000.00	979.80	0.93
Based on Hypothetical 5% Yearly Return
U.S. Growth Fund
Investor Shares	$1,000.00	$1,023.36	$1.45
Admiral Shares	1,000.00	1,023.85	0.95
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.29% for Investor Shares and 0.19% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

U.S. Growth Fund
Fund Allocation
As of February 28, 2023
Communication Services	9.8%
Consumer Discretionary	19.0
Consumer Staples	3.0
Energy	1.3
Financials	4.0
Health Care	14.7
Industrials	5.5
Information Technology	41.0
Materials	0.4
Real Estate	1.3
Utilities	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

U.S. Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.0%)
Communication Services (9.6%)
*	Alphabet Inc. Class C	10,666,419	963,178
*	Trade Desk Inc. Class A	9,602,341	537,347
*	Netflix Inc.	1,264,913	407,466
*	Alphabet Inc. Class A	4,255,324	383,234
*	Roblox Corp. Class A	3,854,312	141,222
*	T-Mobile US Inc.	901,446	128,168
*	Pinterest Inc. Class A	4,338,815	108,948
*	Roku Inc.	1,644,001	106,350
*	ZoomInfo Technologies Inc. Class A	4,341,188	104,927
*	Meta Platforms Inc. Class A	543,229	95,032
*	Snap Inc. Class A	5,293,965	53,734
*	Charter Communications Inc. Class A	109,555	40,274
*	Live Nation Entertainment Inc.	260,532	18,774
*	Match Group Inc.	233,152	9,657
*	TripAdvisor Inc.	314,862	6,792
	Madison Square Garden Sports Corp.	35,181	6,724
	Nexstar Media Group Inc. Class A	34,744	6,459
	Electronic Arts Inc.	53,636	5,950
*	Playtika Holding Corp.	440,782	4,231
*	Walt Disney Co.	37,744	3,760
*	Altice USA Inc. Class A	511,427	2,025
			3,134,252
Consumer Discretionary (18.7%)
*	Amazon.com Inc.	17,535,461	1,652,366
*	Tesla Inc.	5,467,282	1,124,675
*	MercadoLibre Inc.	314,710	383,946
	LVMH Moet Hennessy Louis Vuitton SE	424,146	352,604
*	Lululemon Athletica Inc.	839,142	259,463
*	Airbnb Inc. Class A	2,019,876	249,010
	NIKE Inc. Class B	1,703,938	202,411
	Home Depot Inc.	651,429	193,175
*,1	Chewy Inc. Class A	4,065,368	164,851
	Marriott International Inc. Class A	895,859	151,615
*	DoorDash Inc. Class A	2,618,651	143,135
	TJX Cos. Inc.	1,820,937	139,484
*	Duolingo Inc.	1,448,472	131,507
	Hilton Worldwide Holdings Inc.	818,927	118,343
		Shares	Market Value• ($000)
*,1	Wayfair Inc. Class A	2,437,329	98,687
*	Etsy Inc.	750,467	91,114
*	Chegg Inc.	4,479,599	71,181
	Lowe's Cos. Inc.	344,756	70,934
*	Dr. Ing Hc F Porsche AG Preference Shares	587,957	70,857
*	Coursera Inc.	5,183,577	58,419
*	Ulta Beauty Inc.	76,535	39,706
*	O'Reilly Automotive Inc.	46,083	38,254
	Boyd Gaming Corp.	547,736	35,674
*	AutoZone Inc.	12,689	31,552
	Toll Brothers Inc.	519,841	31,159
*	Rivian Automotive Inc. Class A	1,612,154	31,115
	Tapestry Inc.	549,670	23,916
*,1	Sweetgreen Inc. Class A	2,544,318	22,186
	H&R Block Inc.	579,317	21,319
	Starbucks Corp.	140,465	14,340
*	NVR Inc.	2,413	12,484
*,1	Carvana Co. Class A	1,163,576	10,961
	McDonald's Corp.	40,103	10,584
	Bath & Body Works Inc.	238,365	9,742
	Travel + Leisure Co.	203,147	8,522
	Tractor Supply Co.	35,321	8,239
*	Expedia Group Inc.	61,533	6,705
	Williams-Sonoma Inc.	51,885	6,481
	Genuine Parts Co.	23,546	4,164
	Wendy's Co.	168,945	3,710
*	Booking Holdings Inc.	1,055	2,663
*	Chipotle Mexican Grill Inc. Class A	1,754	2,615
	Yum! Brands Inc.	11,630	1,479
[1]	Nordstrom Inc.	64,064	1,248
*	Victoria's Secret & Co.	29,894	1,185
			6,107,780
Consumer Staples (3.0%)
	Costco Wholesale Corp.	696,788	337,371
	L'Oreal SA (XPAR)	367,181	145,137
	Estee Lauder Cos. Inc. Class A	560,004	136,109
	Constellation Brands Inc. Class A	405,676	90,750
	PepsiCo Inc.	281,812	48,903
	Procter & Gamble Co.	251,080	34,539
	Altria Group Inc.	741,178	34,413
	Coca-Cola Co.	451,351	26,860
*	Darling Ingredients Inc.	357,868	22,642
	Colgate-Palmolive Co.	275,169	20,170
4

U.S. Growth Fund
		Shares	Market Value• ($000)
*	Herbalife Nutrition Ltd.	971,348	18,796
	Lamb Weston Holdings Inc.	136,030	13,690
	Hershey Co.	54,344	12,951
	Kimberly-Clark Corp.	82,770	10,350
*	Pilgrim's Pride Corp.	278,591	6,516
*	Performance Food Group Co.	98,125	5,553
*	BJ's Wholesale Club Holdings Inc.	48,278	3,466
	Church & Dwight Co. Inc.	23,134	1,938
			970,154
Energy (1.2%)
	Schlumberger Ltd.	6,108,406	325,028
	EOG Resources Inc.	387,967	43,848
*	Southwestern Energy Co.	2,240,091	11,872
	Range Resources Corp.	348,117	9,378
	PDC Energy Inc.	100,286	6,730
	Diamondback Energy Inc.	47,487	6,676
	Ovintiv Inc. (XNYS)	49,953	2,137
			405,669
Financials (3.9%)
	S&P Global Inc.	461,936	157,613
	American Express Co.	853,978	148,584
	Charles Schwab Corp.	1,887,968	147,110
	MarketAxess Holdings Inc.	429,704	146,722
	First Republic Bank	1,120,162	137,791
	Marsh & McLennan Cos. Inc.	591,614	95,924
	Blackstone Inc.	1,045,969	94,974
	Progressive Corp.	648,459	93,067
	Moody's Corp.	150,212	43,584
	Everest Re Group Ltd.	97,168	37,310
*,1	Lemonade Inc.	2,122,348	34,594
	LPL Financial Holdings Inc.	135,265	33,757
*	Arch Capital Group Ltd.	452,975	31,708
	Discover Financial Services	229,012	25,649
	Ameriprise Financial Inc.	49,908	17,112
	Synchrony Financial	422,165	15,076
	Aon plc Class A (XNYS)	41,677	12,672
	Brown & Brown Inc.	43,286	2,427
			1,275,674
Health Care (14.4%)
	UnitedHealth Group Inc.	1,272,111	605,449
*	Moderna Inc.	2,879,230	399,666
	Eli Lilly & Co.	967,800	301,199
	Danaher Corp.	1,132,256	280,267
*	Illumina Inc.	1,024,473	204,075
*	Alnylam Pharmaceuticals Inc.	1,039,111	198,938
	Novo Nordisk A/S	1,355,518	191,114
*	Vertex Pharmaceuticals Inc.	631,273	183,252
*	Boston Scientific Corp.	3,658,503	170,925
	Agilent Technologies Inc.	1,150,133	163,284
	Zoetis Inc.	929,674	155,256
*	Intuitive Surgical Inc.	674,154	154,644
*	Novocure Ltd.	1,912,645	147,216
		Shares	Market Value• ($000)
	Stryker Corp.	500,163	131,483
	Abbott Laboratories	1,104,619	112,362
*	Denali Therapeutics Inc.	3,920,479	106,441
*	Insulet Corp.	367,191	101,477
	Elevance Health Inc.	215,341	101,139
	AstraZeneca plc ADR	1,457,326	94,989
*	Penumbra Inc.	349,056	90,751
	Thermo Fisher Scientific Inc.	156,986	85,049
*	Align Technology Inc.	222,102	68,741
*	10X Genomics Inc. Class A	1,428,504	67,883
	Merck & Co. Inc.	636,978	67,673
*	Mettler-Toledo International Inc.	43,575	62,474
	AbbVie Inc.	376,655	57,967
*	IQVIA Holdings Inc.	218,459	45,542
*	Doximity Inc. Class A	1,328,051	44,662
	Cigna Group	120,502	35,199
*	Regeneron Pharmaceuticals Inc.	45,483	34,586
	HCA Healthcare Inc.	140,789	34,275
*	Recursion Pharmaceuticals Inc. Class A	3,973,231	32,382
	McKesson Corp.	92,053	32,201
*	Veeva Systems Inc. Class A	132,065	21,878
*	Waters Corp.	39,326	12,226
*	Avantor Inc.	493,628	12,030
*	DexCom Inc.	98,033	10,883
*,1	Sana Biotechnology Inc.	2,456,509	9,015
	Bruker Corp.	129,575	8,930
*	Exelixis Inc.	501,167	8,560
*	Teladoc Health Inc.	315,231	8,350
*	Edwards Lifesciences Corp.	102,574	8,251
	West Pharmaceutical Services Inc.	23,980	7,602
*	Charles River Laboratories International Inc.	33,303	7,305
	AmerisourceBergen Corp.	41,632	6,476
	Laboratory Corp. of America Holdings	22,904	5,482
	Amgen Inc.	18,384	4,259
*	Neurocrine Biosciences Inc.	28,442	2,932
*	Incyte Corp.	33,999	2,617
*	Biogen Inc.	6,594	1,779
*	Ionis Pharmaceuticals Inc.	40,969	1,471
*	Centene Corp.	20,264	1,386
*	DaVita Inc.	14,284	1,175
*,2	ABIOMED Inc. CVR	718,252	733
			4,705,901
Industrials (5.4%)
*	Uber Technologies Inc.	10,401,398	345,951
*	CoStar Group Inc.	3,452,594	243,960
	Watsco Inc.	654,057	199,298
	TransUnion	2,110,773	138,108
	Equifax Inc.	630,562	127,708
	General Dynamics Corp.	380,206	86,653
	Northrop Grumman Corp.	174,010	80,760
	Airbus SE ADR	2,073,517	67,804

5

U.S. Growth Fund
		Shares	Market Value• ($000)
	Caterpillar Inc.	257,415	61,664
	Union Pacific Corp.	228,240	47,310
	IDEX Corp.	188,864	42,491
	United Rentals Inc.	90,269	42,294
	WW Grainger Inc.	57,457	38,406
	Allison Transmission Holdings Inc.	756,380	35,928
*	Delta Air Lines Inc.	836,599	32,075
	Deere & Co.	76,221	31,955
	AGCO Corp.	203,226	28,616
	Waste Management Inc.	180,131	26,976
	Robert Half International Inc.	273,274	22,031
	JB Hunt Transport Services Inc.	58,699	10,612
	Lockheed Martin Corp.	20,383	9,667
	Landstar System Inc.	50,644	9,156
	Old Dominion Freight Line Inc.	25,826	8,762
	CSX Corp.	263,435	8,032
	Republic Services Inc. Class A	60,073	7,745
	United Parcel Service Inc. Class B (XNYS)	41,149	7,509
	Tetra Tech Inc.	32,970	4,513
*	Boeing Co.	20,198	4,071
	Cintas Corp.	8,407	3,686
	Trane Technologies plc	15,790	2,921
	Illinois Tool Works Inc.	9,312	2,171
	Expeditors International of Washington Inc.	13,164	1,376
			1,780,209
Information Technology (40.2%)
	Apple Inc.	17,152,376	2,528,432
	Microsoft Corp.	9,799,591	2,444,214
	NVIDIA Corp.	5,588,395	1,297,402
	Mastercard Inc. Class A	2,512,501	892,666
	Visa Inc. Class A	2,723,155	598,931
*	Shopify Inc. Class A (XTSE)	11,076,451	455,685
*	Salesforce Inc.	1,979,757	323,908
*	Snowflake Inc. Class A	1,999,520	308,686
*	Adobe Inc.	868,635	281,394
*	Atlassian Corp Ltd. Class A	1,515,794	249,090
*,3	Adyen NV	147,977	209,747
*	Cloudflare Inc. Class A	3,364,558	201,907
*	Workday Inc. Class A	1,073,910	199,178
*	Advanced Micro Devices Inc.	2,390,508	187,846
*	FleetCor Technologies Inc.	812,819	174,585
	Global Payments Inc.	1,547,764	173,659
*	Cadence Design Systems Inc.	774,074	149,350
*	Twilio Inc. Class A	2,088,632	140,377
*	Datadog Inc. Class A	1,658,739	126,927
*	Block Inc. (XNYS)	1,644,994	126,220
	Microchip Technology Inc.	1,519,692	123,141
*	ServiceNow Inc.	261,105	112,842
*	MongoDB Inc. Class A	518,337	108,602
*	Zoom Video Communications Inc. Class A	1,385,209	103,323
*	Ceridian HCM Holding Inc.	1,304,038	95,103
		Shares	Market Value• ($000)
	Marvell Technology Inc.	2,096,853	94,673
*	Autodesk Inc.	471,141	93,611
	Accenture plc Class A	337,318	89,575
*	HashiCorp Inc. Class A	3,009,303	87,872
	Intuit Inc.	210,531	85,724
*	Okta Inc.	1,112,263	79,293
	QUALCOMM Inc.	591,423	73,058
*	Crowdstrike Holdings Inc. Class A	544,645	65,733
	ASML Holding NV GDR (Registered)	97,030	59,938
	Lam Research Corp.	118,437	57,562
	Applied Materials Inc.	469,779	54,565
*	Synopsys Inc.	148,797	54,126
	Monolithic Power Systems Inc.	101,662	49,234
*	Fortinet Inc.	804,976	47,848
*	VeriSign Inc.	234,215	46,101
*,1	Affirm Holdings Inc.	3,316,182	45,166
	Broadcom Inc.	74,914	44,521
*	Gartner Inc.	127,483	41,790
	Jabil Inc.	450,570	37,411
*	Manhattan Associates Inc.	250,401	35,995
	KLA Corp.	92,777	35,198
*	Dropbox Inc. Class A	1,534,244	31,299
*	nCino Inc.	1,102,684	30,048
*	ON Semiconductor Corp.	358,847	27,778
*	Enphase Energy Inc.	100,939	21,251
*	Nutanix Inc. Class A	714,190	20,176
*	Splunk Inc.	193,741	19,858
*	Teradata Corp.	435,430	17,748
	Texas Instruments Inc.	93,360	16,007
*	GoDaddy Inc. Class A	177,807	13,462
	Automatic Data Processing Inc.	60,573	13,315
	Fidelity National Information Services Inc.	175,157	11,100
*	Arrow Electronics Inc.	79,119	9,335
	HP Inc.	307,215	9,069
*	Lattice Semiconductor Corp.	104,894	8,912
*	EPAM Systems Inc.	28,795	8,859
*	CommScope Holding Co. Inc.	753,597	5,456
*	DocuSign Inc. Class A	70,388	4,318
*	Palo Alto Networks Inc.	16,297	3,070
	Oracle Corp.	33,051	2,889
	NetApp Inc.	44,089	2,846
	NXP Semiconductors NV	12,996	2,319
	CDW Corp.	10,401	2,105
*	Keysight Technologies Inc.	6,487	1,038
			13,174,467
Materials (0.4%)
	Steel Dynamics Inc.	258,183	32,560
*,1	Ginkgo Bioworks Holdings Inc.	18,631,948	27,389
	Chemours Co.	588,243	20,106
	CF Industries Holdings Inc.	142,951	12,278
	Louisiana-Pacific Corp.	180,705	10,573
	Olin Corp.	168,233	9,715
	Mosaic Co.	98,391	5,233

6

U.S. Growth Fund
		Shares	Market Value• ($000)
	Eagle Materials Inc.	21,590	3,030
	Graphic Packaging Holding Co.	98,349	2,341
			123,225
Real Estate (1.2%)
	American Tower Corp.	1,191,308	235,891
	Equinix Inc.	70,287	48,376
	Simon Property Group Inc.	340,147	41,529
*,1	Redfin Corp.	4,448,817	32,966
	Extra Space Storage Inc.	193,869	31,920
	Public Storage	34,373	10,276
	SBA Communications Corp. Class A	19,343	5,017
			405,975
Utilities (0.0%)
	National Fuel Gas Co.	154,682	8,860
Total Common Stocks (Cost $24,689,867)			32,092,166
Temporary Cash Investments (2.4%)
Money Market Fund (2.1%)
[4,5]	Vanguard Market Liquidity Fund, 4.640%	7,006,908	700,621
		Face Amount ($000)
Repurchase Agreements (0.3%)
	Bank of America Securities, LLC 4.550%, 3/1/23 (Dated 2/28/23, Repurchase Value $63,708,000, collateralized by U.S. Treasury Note/Bond 2.000%, 11/15/26, with a value of $64,974,000)	63,700	63,700
	Face Amount ($000)	Market Value• ($000)
Societe Generale 4.500%, 3/1/23 (Dated 2/28/23, Repurchase Value $21,603,000, collateralized by Ginnie Mae 4.500%, 6/20/52, with a value of $22,032,000)	21,600	21,600
		85,300
Total Temporary Cash Investments (Cost $785,769)		785,921
Total Investments (100.4%) (Cost $25,475,636)		32,878,087
Other Assets and Liabilities—Net (-0.4%)		(143,795)
Net Assets (100%)		32,734,292
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $169,837,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the aggregate value was $209,747,000, representing 0.6% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $182,570,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	1,957	389,003	(8,596)
E-mini S&P Mid-Cap 400 Index	March 2023	262	68,204	2,896
				(5,700)

See accompanying Notes, which are an integral part of the Financial Statements.
7

U.S. Growth Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $24,775,167)	32,177,466
Affiliated Issuers (Cost $700,469)	700,621
Total Investments in Securities	32,878,087
Investment in Vanguard	1,194
Cash Collateral Pledged—Futures Contracts	24,777
Receivables for Investment Securities Sold	30,227
Receivables for Accrued Income	20,973
Receivables for Capital Shares Issued	7,491
Total Assets	32,962,749
Liabilities
Due to Custodian	4,772
Payables for Investment Securities Purchased	22,306
Collateral for Securities on Loan	182,570
Payables to Investment Advisor	4,651
Payables for Capital Shares Redeemed	10,824
Payables to Vanguard	1,945
Variation Margin Payable—Futures Contracts	1,389
Total Liabilities	228,457
Net Assets	32,734,292
1 Includes $169,837,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	26,884,270
Total Distributable Earnings (Loss)	5,850,022
Net Assets	32,734,292

Investor Shares—Net Assets
Applicable to 179,091,540 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,618,264
Net Asset Value Per Share—Investor Shares	$42.54

Admiral Shares—Net Assets
Applicable to 227,918,698 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,116,028
Net Asset Value Per Share—Admiral Shares	$110.20

See accompanying Notes, which are an integral part of the Financial Statements.
8

U.S. Growth Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	97,534
Interest[2]	17,760
Securities Lending—Net	1,926
Total Income	117,220
Expenses
Investment Advisory Fees—Note B
Basic Fee	20,844
Performance Adjustment	(10,768)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	8,054
Management and Administrative—Admiral Shares	14,696
Marketing and Distribution—Investor Shares	202
Marketing and Distribution—Admiral Shares	645
Custodian Fees	77
Shareholders’ Reports—Investor Shares	91
Shareholders’ Reports—Admiral Shares	99
Trustees’ Fees and Expenses	7
Other Expenses	130
Total Expenses	34,077
Expenses Paid Indirectly	(128)
Net Expenses	33,949
Net Investment Income	83,271
Realized Net Gain (Loss)
Investment Securities Sold[2]	(761,331)
Futures Contracts	(5,829)
Foreign Currencies	(464)
Realized Net Gain (Loss)	(767,624)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(66,752)
Futures Contracts	6,164
Foreign Currencies	103
Change in Unrealized Appreciation (Depreciation)	(60,485)
Net Increase (Decrease) in Net Assets Resulting from Operations	(744,838)
1	Dividends are net of foreign withholding taxes of ($827,000).
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,912,000, $59,000, $2,000, and $48,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
9

U.S. Growth Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	83,271	91,273
Realized Net Gain (Loss)	(767,624)	(336,634)
Change in Unrealized Appreciation (Depreciation)	(60,485)	(18,791,793)
Net Increase (Decrease) in Net Assets Resulting from Operations	(744,838)	(19,037,154)
Distributions
Investor Shares	(25,808)	(1,376,782)
Admiral Shares	(113,199)	(4,883,411)
Total Distributions	(139,007)	(6,260,193)
Capital Share Transactions
Investor Shares	(121,027)	131,521
Admiral Shares	(742,442)	4,702,896
Net Increase (Decrease) from Capital Share Transactions	(863,469)	4,834,417
Total Increase (Decrease)	(1,747,314)	(20,462,930)
Net Assets
Beginning of Period	34,481,606	54,944,536
End of Period	32,734,292	34,481,606

See accompanying Notes, which are an integral part of the Financial Statements.
10

U.S. Growth Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$43.59	$76.41	$62.28	$41.02	$43.31	$35.62
Investment Operations
Net Investment Income (Loss)[1]	.091	.074	(.013)	.113	.176	.134
Net Realized and Unrealized Gain (Loss) on Investments	(.997)	(24.184)	16.700	22.856	.771	9.394
Total from Investment Operations	(.906)	(24.110)	16.687	22.969	.947	9.528
Distributions
Dividends from Net Investment Income	(.144)	(.001)	(.019)	(.119)	(.132)	(.146)
Distributions from Realized Capital Gains	—	(8.709)	(2.538)	(1.590)	(3.105)	(1.692)
Total Distributions	(.144)	(8.710)	(2.557)	(1.709)	(3.237)	(1.838)
Net Asset Value, End of Period	$42.54	$43.59	$76.41	$62.28	$41.02	$43.31
Total Return[2]	-2.07%	-35.32%	27.52%	58.01%	3.70%	27.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,618	$7,935	$13,405	$12,410	$8,819	$4,582
Ratio of Total Expenses to Average Net Assets[3]	0.29%[4]	0.33%[4]	0.38%	0.38%	0.39%	0.42%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.42%	0.13%	(0.02%)	0.25%	0.44%	0.35%
Portfolio Turnover Rate	13%	23%	41%	38%	41%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.07%), (0.02%), 0.03%, 0.02%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.29% and 0.33%.

See accompanying Notes, which are an integral part of the Financial Statements.
11

U.S. Growth Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$112.99	$198.03	$161.42	$106.30	$112.28	$92.24
Investment Operations
Net Investment Income[1]	.289	.338	.138	.410	.572	.476
Net Realized and Unrealized Gain (Loss) on Investments	(2.587)	(62.667)	43.277	59.231	1.963	24.323
Total from Investment Operations	(2.298)	(62.329)	43.415	59.641	2.535	24.799
Distributions
Dividends from Net Investment Income	(.492)	(.135)	(.224)	(.401)	(.464)	(.375)
Distributions from Realized Capital Gains	—	(22.576)	(6.581)	(4.120)	(8.051)	(4.384)
Total Distributions	(.492)	(22.711)	(6.805)	(4.521)	(8.515)	(4.759)
Net Asset Value, End of Period	$110.20	$112.99	$198.03	$161.42	$106.30	$112.28
Total Return[2]	-2.02%	-35.26%	27.64%	58.17%	3.80%	27.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,116	$26,547	$41,539	$27,860	$17,060	$6,249
Ratio of Total Expenses to Average Net Assets[3]	0.19%[4]	0.23%[4]	0.28%	0.28%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	0.52%	0.23%	0.08%	0.35%	0.55%	0.47%
Portfolio Turnover Rate	13%	23%	41%	38%	41%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.07%), (0.02%), 0.03%, 0.02%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.19% and 0.23%.

See accompanying Notes, which are an integral part of the Financial Statements.
12

U.S. Growth Fund
Notes to Financial Statements
Vanguard U.S. Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that,
13

U.S. Growth Fund
in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any
14

U.S. Growth Fund
loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
15

U.S. Growth Fund
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Wellington Management Company llp, Jennison Associates LLC, and Baillie Gifford Overseas Ltd., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company llp and Jennison Associates LLC are subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years. The basic fee of Baillie Gifford Overseas Ltd. is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $714,000 for the six months ended February 28, 2023.
For the six months ended February 28, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net decrease of $10,768,000 (0.07%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $1,194,000, representing less than 0.01% of the fund’s net assets and 0.48% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of
16

U.S. Growth Fund
the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended February 28, 2023, these arrangements reduced the fund’s expenses by $128,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	31,313,088	778,345	733	32,092,166
Temporary Cash Investments	700,621	85,300	—	785,921
Total	32,013,709	863,645	733	32,878,087
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,896	—	—	2,896
Liabilities
Futures Contracts[1]	8,596	—	—	8,596
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	25,910,197
Gross Unrealized Appreciation	11,353,226
Gross Unrealized Depreciation	(4,391,036)
Net Unrealized Appreciation (Depreciation)	6,962,190
G.	During the six months ended February 28, 2023, the fund purchased $4,257,921,000 of investment securities and sold $4,743,046,000 of investment securities, other than temporary cash investments.
17

U.S. Growth Fund
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $1,328,000 and sales were $10,569,000, resulting in net realized loss of $554,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	274,672	6,602	1,523,268	28,740
Issued in Lieu of Cash Distributions	25,014	599	1,326,967	20,374
Redeemed	(420,713)	(10,143)	(2,718,714)	(42,517)
Net Increase (Decrease)—Investor Shares	(121,027)	(2,942)	131,521	6,597
Admiral Shares
Issued	922,759	8,575	5,943,274	38,050
Issued in Lieu of Cash Distributions	105,916	980	4,578,807	27,142
Redeemed	(1,771,117)	(16,573)	(5,819,185)	(40,021)
Net Increase (Decrease)—Admiral Shares	(742,442)	(7,018)	4,702,896	25,171
I.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
18

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard U.S. Growth Fund has renewed the fund’s investment advisory arrangements with Jennison Associates LLC (Jennison), Wellington Management Company llp (Wellington Management), and Baillie Gifford Overseas Ltd. (Baillie Gifford). The board determined that renewing the fund’s advisory arrangements with these advisors was in the best interests of the fund and its shareholders. The Vanguard Group Inc. (Vanguard), through its Quantitative Equity Group, is also an advisor to the fund.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Jennison. Jennison, founded in 1969, is an indirect, wholly owned subsidiary of Prudential Financial Inc. The Jennison team seeks to invest in exceptional companies with sustainable competitive advantages that they believe can create long-term growth in economic value and generate superior returns for shareholders. A key to Jennison’s long-term success has been proprietary fundamental research dedicated to building deep knowledge of industries and companies, and investing in companies with underappreciated structural growth. Jennison has managed a portion of the fund since 2014.
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The advisor employs a traditional, bottom-up fundamental research approach to identify companies with sustainable growth
19

advantages and reasonable valuations. Wellington Management identifies companies that have demonstrated above-average growth in the past, followed by a thorough review of each company’s business model and an assessment of its valuation. The goal of this review is to identify companies with high returns on capital, superior business management, and high-quality balance sheets. Wellington Management has managed a portion of the fund since 2010.
Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford aims to deliver outstanding investment performance by identifying exceptional growth companies in the United States and investing in them long enough that the advantages of their business models and strength of their cultures become the dominant drivers of their stock prices. This long-term horizon allows the advisor to harness the asymmetry inherent in equity markets to capture the disproportionate impact of successful investments in the portfolio. Baillie Gifford has managed a portion of the fund since 2014.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance, as applicable, of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also below the peer-group average.
The board did not consider the profitability of Jennison, Wellington Management, or Baillie Gifford in determining whether to approve the advisory fees, because the advisors are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Jennison, Wellington Management, and Baillie Gifford. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
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Q232 042023

Semiannual Report   |   February 28, 2023
Vanguard International Growth Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	19

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return
International Growth Fund
Investor Shares	$1,000.00	$1,065.10	$2.41
Admiral™ Shares	1,000.00	1,065.90	1.84
Based on Hypothetical 5% Yearly Return
International Growth Fund
Investor Shares	$1,000.00	$1,022.46	$2.36
Admiral Shares	1,000.00	1,023.01	1.81
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.47% for Investor Shares and 0.36% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

International Growth Fund
Fund Allocation
As of February 28, 2023
United States	14.9%
China	11.2
Netherlands	10.2
Germany	7.1
Japan	7.1
France	6.9
United Kingdom	6.6
Denmark	5.4
Sweden	4.9
Belgium	3.5
Switzerland	3.4
Taiwan	3.2
Italy	2.7
Hong Kong	2.1
South Korea	1.8
India	1.7
Canada	1.3
Brazil	1.1
Spain	1.0
Other	3.9
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

International Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.2%)
Australia (0.9%)
	WiseTech Global Ltd.	8,981,963	379,567
Austria (0.5%)
	Erste Group Bank AG	6,076,433	238,518
Belgium (3.4%)
*	Argenx SE	2,330,881	848,453
[1]	Umicore SA	14,372,956	479,031
	UCB SA	1,720,790	147,933
			1,475,417
Brazil (1.1%)
*	NU Holdings Ltd. Class A	51,727,593	260,707
	Raia Drogasil SA	23,642,122	102,418
	B3 SA - Brasil Bolsa Balcao	50,281,852	101,323
			464,448
Canada (1.3%)
	Toronto-Dominion Bank	5,233,224	348,434
	Canadian National Railway Co.	1,757,351	200,154
			548,588
China (11.0%)
	Tencent Holdings Ltd.	31,533,500	1,385,216
*,2	Meituan Class B	48,443,758	840,738
*	Alibaba Group Holding Ltd.	45,455,732	499,624
*,3	NIO Inc. ADR	38,610,070	362,549
*,2	Wuxi Biologics Cayman Inc.	39,421,000	275,953
	Ping An Insurance Group Co. of China Ltd. Class H	39,830,500	271,904
*	Baidu Inc. ADR	1,951,652	268,723
*	Pinduoduo Inc. ADR	2,838,422	249,015
	Shenzhen Inovance Technology Co. Ltd. Class A	13,385,414	141,224
	JD.com Inc. Class A	5,685,539	126,389
[2]	Ganfeng Lithium Co. Ltd. Class H	17,907,000	125,086
	China Mengniu Dairy Co. Ltd.	25,642,000	112,868
		Shares	Market Value• ($000)
*	Full Truck Alliance Co. Ltd. ADR	12,227,700	85,594
			4,744,883
Denmark (5.3%)
*	Genmab A/S	2,449,802	921,736
	Vestas Wind Systems A/S	29,929,078	854,025
	Novo Nordisk A/S Class B	1,775,300	250,770
*,3	Ambu A/S Class B	13,067,267	191,489
	Novozymes A/S Class B	2,094,994	100,903
			2,318,923
France (6.8%)
	Kering SA	2,161,368	1,267,255
	L'Oreal SA (XPAR)	1,564,175	618,276
	Schneider Electric SE	2,495,526	400,425
	Sanofi	2,295,370	214,613
	TotalEnergies SE	2,870,861	177,144
	Carrefour SA	7,179,943	141,944
	Legrand SA	1,212,505	111,996
			2,931,653
Germany (7.0%)
*,1,2	Zalando SE	14,249,783	564,577
	Sartorius AG Preference Shares	1,154,927	490,576
*,2	Delivery Hero SE	9,609,839	386,178
	Infineon Technologies AG	9,327,330	329,968
	Bayerische Motoren Werke AG	3,180,463	328,114
	SAP SE	2,804,238	318,592
*,1	HelloFresh SE	10,336,074	231,554
	Siemens AG (Registered)	1,361,569	207,492
*,3	Dr. Ing Hc F Porsche AG Preference Shares	986,382	118,873
*,1,3	Jumia Technologies AG ADR	6,724,836	22,663
*,1	Home24 SE	2,066,394	15,941
			3,014,528
Hong Kong (2.1%)
	AIA Group Ltd.	46,805,600	497,451
	Hong Kong Exchanges & Clearing Ltd.	6,688,843	267,906
4

International Growth Fund
		Shares	Market Value• ($000)
	BOC Hong Kong Holdings Ltd.	39,124,000	132,409
			897,766
India (1.7%)
	Housing Development Finance Corp. Ltd.	11,680,736	368,227
	HDFC Bank Ltd.	13,081,486	253,002
	Larsen & Toubro Ltd.	3,086,128	78,656
*,4	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $51,748)	166,185	33,865
			733,750
Indonesia (0.4%)
	Bank Central Asia Tbk PT	297,088,500	170,392
Israel (0.8%)
*,1	Wix.com Ltd.	4,006,720	362,728
Italy (2.6%)
	Ferrari NV	2,954,807	766,614
	FinecoBank Banca Fineco SpA	12,497,117	215,956
	Prysmian SpA	4,145,038	159,356
			1,141,926
Japan (6.9%)
	M3 Inc.	23,057,700	549,862
	Nidec Corp.	10,240,000	519,675
	SMC Corp.	930,800	473,132
	Mitsubishi UFJ Financial Group Inc.	39,816,600	282,280
	Sony Group Corp.	2,986,100	249,687
	Bridgestone Corp.	4,947,900	189,296
	KDDI Corp.	4,457,300	130,411
	Keyence Corp.	246,600	106,587
	Recruit Holdings Co. Ltd.	3,725,200	99,894
[3]	SBI Holdings Inc.	4,470,400	96,361
	Murata Manufacturing Co. Ltd.	1,706,700	91,355
	Kubota Corp.	5,351,300	80,771
	Sekisui Chemical Co. Ltd.	5,880,400	78,834
	MISUMI Group Inc.	2,674,500	63,598
			3,011,743
Netherlands (10.1%)
	ASML Holding NV	3,580,291	2,206,735
*,2	Adyen NV	968,283	1,372,473
*	EXOR NV	7,791,309	642,895
	Universal Music Group NV	5,714,271	134,636
			4,356,739
Norway (0.8%)
*,2,3	AutoStore Holdings Ltd.	85,404,717	177,447
	DNB Bank ASA	7,848,488	156,618
			334,065
Singapore (0.4%)
*	Sea Ltd. ADR	2,479,980	154,974
		Shares	Market Value• ($000)
South Korea (1.8%)
	Samsung Electronics Co. Ltd.	7,905,457	361,714
*	Coupang Inc.	15,030,499	233,123
	Samsung SDI Co. Ltd.	324,082	170,265
			765,102
Spain (1.0%)
	Banco Bilbao Vizcaya Argentaria SA	28,886,569	224,536
	Iberdrola SA (XMAD)	16,755,171	192,072
			416,608
Sweden (4.8%)
*	Spotify Technology SA	9,425,378	1,096,172
	Atlas Copco AB Class A	47,384,892	562,564
*	Kinnevik AB Class B	15,093,719	224,472
	Svenska Handelsbanken AB Class A	15,511,612	164,531
	Nibe Industrier AB Class B	4,606,132	47,626
			2,095,365
Switzerland (3.3%)
	Roche Holding AG	1,208,987	348,598
	Nestle SA (Registered)	2,552,446	287,586
	Lonza Group AG (Registered)	344,528	205,215
	Temenos AG (Registered)	2,177,560	160,164
	Cie Financiere Richemont SA Class A (Registered)	947,068	143,099
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	11,801	129,288
	Alcon Inc.	1,436,689	97,957
	Sika AG (Registered)	284,049	79,654
			1,451,561
Taiwan (3.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	81,671,000	1,351,156
United Kingdom (6.5%)
	Shell plc (XETR)	11,500,265	349,503
*,1	Ocado Group plc	47,079,148	311,100
	AstraZeneca plc	2,246,174	292,627
*	Wise plc Class A	34,068,380	239,084
*,1,4	Brandtech Group Class A PP (Acquired 9/23/15, Cost $44,800)	33,633,606	227,262
	Reckitt Benckiser Group plc	2,849,988	197,746
	Shell plc	6,462,133	196,384
	HSBC Holdings plc	25,328,257	194,016
	Burberry Group plc	5,734,082	170,271
	National Grid plc	13,078,686	164,134
	Diageo plc	3,466,996	147,127
	RELX plc	3,822,061	115,256
	Bunzl plc	3,230,754	115,115

5

International Growth Fund
		Shares	Market Value• ($000)
	Whitbread plc	2,260,091	83,823
			2,803,448
United States (14.6%)
*	MercadoLibre Inc.	1,915,777	2,337,248
*	Moderna Inc.	9,417,081	1,307,185
*	Tesla Inc.	3,429,642	705,512
*	Illumina Inc.	3,221,940	641,810
	NVIDIA Corp.	1,758,538	408,262
*,1	Elastic NV	4,896,014	288,963
*	Booking Holdings Inc.	73,474	185,448
*	SolarEdge Technologies Inc.	514,395	163,536
*,3	Mobileye Global Inc. Class A	3,783,547	149,488
*	Lululemon Athletica Inc.	279,256	86,346
*,3	Oatly Group AB ADR	22,087,214	48,592
*,1	Meli Kaszek Pioneer Corp. Class A	1,884,672	19,243
			6,341,633
Total Common Stocks (Cost $33,412,600)			42,505,481
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[5,6]	Vanguard Market Liquidity Fund, 4.640% (Cost $990,599)	9,907,632	990,664
Total Investments (100.5%) (Cost $34,403,199)			43,496,145
Other Assets and Liabilities—Net (-0.5%)			(198,050)
Net Assets (100%)			43,298,095
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the aggregate value was $3,742,452,000, representing 8.6% of net assets.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $270,386,000.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $295,070,000 was received for securities on loan, of which $289,582,000 is held in Vanguard Market Liquidity Fund and $5,488,000 is held in cash.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.
6

International Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2023	3,353	343,113	4,178
MSCI Emerging Markets Index	March 2023	2,835	136,491	(6,345)
				(2,167)

See accompanying Notes, which are an integral part of the Financial Statements.
7

International Growth Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $30,255,492)	39,982,419
Affiliated Issuers (Cost $4,147,707)	3,513,726
Total Investments in Securities	43,496,145
Investment in Vanguard	1,623
Cash	46,734
Cash Collateral Pledged—Futures Contracts	15,369
Cash Collateral Pledged—Forward Currency Contracts	240
Foreign Currency, at Value (Cost $40,173)	40,607
Receivables for Investment Securities Sold	1,659
Receivables for Accrued Income	166,632
Receivables for Capital Shares Issued	21,721
Other Assets	421
Total Assets	43,791,151
Liabilities
Payables for Investment Securities Purchased	131,161
Collateral for Securities on Loan	295,070
Payables to Investment Advisor	19,928
Payables for Capital Shares Redeemed	20,990
Payables to Vanguard	4,570
Variation Margin Payable—Futures Contracts	3,635
Deferred Foreign Capital Gains Taxes	17,702
Total Liabilities	493,056
Net Assets	43,298,095
1 Includes $270,386,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	34,208,345
Total Distributable Earnings (Loss)	9,089,750
Net Assets	43,298,095

Investor Shares—Net Assets
Applicable to 210,110,401 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,373,247
Net Asset Value Per Share—Investor Shares	$30.33

Admiral Shares—Net Assets
Applicable to 382,847,392 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,924,848
Net Asset Value Per Share—Admiral Shares	$96.45

See accompanying Notes, which are an integral part of the Financial Statements.
8

International Growth Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	223,732
Interest—Unaffiliated Issuers	252
Interest—Affiliated Issuers	8,916
Securities Lending—Net	925
Total Income	233,825
Expenses
Investment Advisory Fees—Note B
Basic Fee	29,715
Performance Adjustment	10,592
The Vanguard Group—Note C
Management and Administrative—Investor Shares	7,523
Management and Administrative—Admiral Shares	24,440
Marketing and Distribution—Investor Shares	165
Marketing and Distribution—Admiral Shares	888
Custodian Fees	1,222
Shareholders’ Reports—Investor Shares	76
Shareholders’ Reports—Admiral Shares	169
Trustees’ Fees and Expenses	9
Other Expenses	3,354
Total Expenses	78,153
Net Investment Income	155,672
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	1
Investment Securities Sold—Unaffiliated Issuers	564,587
Investment Securities Sold—Affiliated Issuers	(74,509)
Futures Contracts	20,999
Foreign Currencies	(2,760)
Realized Net Gain (Loss)	508,318
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	1,758,920
Investment Securities—Affiliated Issuers	212,010
Futures Contracts	6,226
Foreign Currencies	5,574
Change in Unrealized Appreciation (Depreciation)	1,982,730
Net Increase (Decrease) in Net Assets Resulting from Operations	2,646,720
1	Dividends include foreign tax reclaims of $10,210,000 and are net of foreign withholding taxes of $17,704,000.
2	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $7,612,000.

See accompanying Notes, which are an integral part of the Financial Statements.
9

International Growth Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	155,672	566,924
Realized Net Gain (Loss)	508,318	2,364,831
Change in Unrealized Appreciation (Depreciation)	1,982,730	(28,757,006)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,646,720	(25,825,251)
Distributions
Investor Shares	(395,795)	(1,151,429)
Admiral Shares	(2,317,349)	(7,014,600)
Total Distributions	(2,713,144)	(8,166,029)
Capital Share Transactions
Investor Shares	134,115	(158,025)
Admiral Shares	552,782	3,238,161
Net Increase (Decrease) from Capital Share Transactions	686,897	3,080,136
Total Increase (Decrease)	620,473	(30,911,144)
Net Assets
Beginning of Period	42,677,622	73,588,766
End of Period	43,298,095	42,677,622

See accompanying Notes, which are an integral part of the Financial Statements.
10

International Growth Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$30.33	$54.50	$42.94	$28.30	$31.23	$28.38
Investment Operations
Net Investment Income[1]	.097	.362	.374	.238	.342	.381
Net Realized and Unrealized Gain (Loss) on Investments	1.864	(18.463)	12.336	14.791	(1.941)	2.722
Total from Investment Operations	1.961	(18.101)	12.710	15.029	(1.599)	3.103
Distributions
Dividends from Net Investment Income	(.390)	(.407)	(.106)	(.389)	(.403)	(.253)
Distributions from Realized Capital Gains	(1.571)	(5.662)	(1.044)	—	(.928)	—
Total Distributions	(1.961)	(6.069)	(1.150)	(.389)	(1.331)	(.253)
Net Asset Value, End of Period	$30.33	$30.33	$54.50	$42.94	$28.30	$31.23
Total Return[2]	6.51%	-36.53%	29.89%	53.60%	-4.58%	10.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,373	$6,243	$11,247	$9,658	$7,056	$8,074
Ratio of Total Expenses to Average Net Assets[3]	0.47%[4]	0.45%[4]	0.43%	0.44%	0.43%	0.45%
Ratio of Net Investment Income to Average Net Assets	0.62%	0.91%	0.75%	0.74%	1.23%	1.25%
Portfolio Turnover Rate	8%	15%	25%	20%	13%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.05%, 0.04%, 0.03%, 0.04%, 0.03%, and 0.03%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.47% and 0.45%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
11

International Growth Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$96.50	$173.47	$136.68	$90.05	$99.45	$90.24
Investment Operations
Net Investment Income[1]	.360	1.290	1.367	.863	1.203	1.365
Net Realized and Unrealized Gain (Loss) on Investments	5.949	(58.729)	39.246	47.105	(6.230)	8.652
Total from Investment Operations	6.309	(57.439)	40.613	47.968	(5.027)	10.017
Distributions
Dividends from Net Investment Income	(1.358)	(1.502)	(.497)	(1.338)	(1.418)	(.807)
Distributions from Realized Capital Gains	(5.001)	(18.029)	(3.326)	—	(2.955)	—
Total Distributions	(6.359)	(19.531)	(3.823)	(1.338)	(4.373)	(.807)
Net Asset Value, End of Period	$96.45	$96.50	$173.47	$136.68	$90.05	$99.45
Total Return[2]	6.59%	-36.46%	30.01%	53.81%	-4.50%	11.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,925	$36,435	$62,342	$46,906	$28,549	$29,170
Ratio of Total Expenses to Average Net Assets[3]	0.36%[4]	0.34%[4]	0.32%	0.33%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	0.73%	1.02%	0.86%	0.83%	1.34%	1.38%
Portfolio Turnover Rate	8%	15%	25%	20%	13%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.05%, 0.04%, 0.03%, 0.04%, 0.03%, and 0.03%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.36% and 0.34%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
12

International Growth Fund
Notes to Financial Statements
Vanguard International Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the
13

International Growth Fund
counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
14

International Growth Fund
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of
15

International Growth Fund
trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended February 28, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.14% of the fund’s average net assets, before a net increase of $10,592,000 (0.05%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $1,623,000, representing less than 0.01% of the fund’s net assets and 0.65% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
16

International Growth Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	7,354,669	—	—	7,354,669
Common Stocks—Other	2,835,541	32,054,144	261,127	35,150,812
Temporary Cash Investments	990,664	—	—	990,664
Total	11,180,874	32,054,144	261,127	43,496,145
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,178	—	—	4,178
Liabilities
Futures Contracts[1]	6,345	—	—	6,345
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	34,598,343
Gross Unrealized Appreciation	13,339,910
Gross Unrealized Depreciation	(4,444,275)
Net Unrealized Appreciation (Depreciation)	8,895,635
F.	During the six months ended February 28, 2023, the fund purchased $3,104,343,000 of investment securities and sold $5,158,621,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	234,249	7,753	959,453	24,871
Issued in Lieu of Cash Distributions	380,810	12,647	1,096,647	25,374
Redeemed	(480,944)	(16,125)	(2,214,125)	(50,772)
Net Increase (Decrease)—Investor Shares	134,115	4,275	(158,025)	(527)
17

International Growth Fund
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	2,419,913	25,457	7,087,254	55,305
Issued in Lieu of Cash Distributions	2,093,356	21,868	6,273,065	45,655
Redeemed	(3,960,487)	(42,033)	(10,122,158)	(82,784)
Net Increase (Decrease)—Admiral Shares	552,782	5,292	3,238,161	18,176
H.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Aug. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Feb. 28, 2023 Market Value ($000)
Brandtech Group Class A	273,441	—	—	—	(46,179)	—	—	227,262
Elastic NV	NA1	172,343	—	—	(71,312)	—	—	288,963
HelloFresh SE	246,784	—	—	—	(15,230)	—	—	231,554
Home24 SE	5,957	—	—	—	9,984	—	—	15,941
Jumia Technologies AG ADR	49,697	—	—	—	(27,034)	—	—	22,663
Meli Kaszek Pioneer Corp. Class A	18,753	—	—	—	490	—	—	19,243
Ocado Group plc	395,659	—	—	—	(84,559)	—	—	311,100
Umicore SA	476,466	—	21,907	(12,535)	37,007	—	—	479,031
Vanguard Market Liquidity Fund	669,750	NA2	NA2	123	(21)	8,916	1	990,664
Wix.com Ltd.	261,448	—	10,300	(26,319)	137,899	—	—	362,728
Zalando SE	338,543	—	9,153	(35,778)	270,965	—	—	564,577
Total	2,736,498	172,343	41,360	(74,509)	212,010	8,916	1	3,513,726
1	Not applicable—at August 31, 2022, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
18

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard International Growth Fund has renewed the fund’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford) and Schroder Investment Management North America Inc. (Schroder Inc.), as well as the sub-advisory agreement with Schroder Investment Management North America Ltd. (Schroder Ltd.). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford uses fundamental research to make long-term investments in companies that have above-average growth potential resulting from sustainable competitive advantages, special cultures and management, or competitive strength in underestimated technology shifts. Baillie Gifford believes that equities’ asymmetrical return pattern means that alpha is generated by focusing on the upside and the potential to earn exponential returns rather than being overly concerned with avoiding losing investments. The advisor takes a bottom-up, stock-driven approach to sector and country allocation. Baillie Gifford has advised a portion of the fund since 2003.
19

Schroder. Schroders plc, the parent company of Schroder Inc. and Schroder Ltd. (collectively, Schroder), was founded in 1804 in London, England. Schroder specializes in global equity and fixed income management and seeks to invest in securities of international companies where it has identified a significant growth gap, which is defined as forward earnings growth that is not yet recognized by the market. Schroder believes that market inefficiencies often drive material differences between underlying company fundamentals and market estimates. The advisor also believes that in-depth fundamental research, incorporating a comprehensive macroeconomic viewpoint and a robust framework of fundamental risk analysis, is the most reliable means of finding those companies and identifying the growth gap. Schroder Inc. has advised the fund since its inception in 1981, and its affiliate Schroder Ltd. has advised the fund since 2003.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Baillie Gifford or Schroder in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Baillie Gifford and Schroder. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
20

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q812 042023

Semiannual Report   |   February 28, 2023
Vanguard FTSE Social Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return
FTSE Social Index Fund
Admiral™ Shares	$1,000.00	$1,004.00	$0.70
Institutional Shares	1,000.00	1,003.90	0.60
Based on Hypothetical 5% Yearly Return
FTSE Social Index Fund
Admiral Shares	$1,000.00	$1,024.10	$0.70
Institutional Shares	1,000.00	1,024.20	0.60
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Admiral Shares and 0.12% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

FTSE Social Index Fund
Fund Allocation
As of February 28, 2023
Basic Materials	1.9%
Consumer Discretionary	16.1
Consumer Staples	6.1
Energy	0.2
Financials	11.4
Health Care	15.3
Industrials	10.3
Real Estate	3.3
Technology	31.8
Telecommunications	3.1
Utilities	0.5
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

FTSE Social Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Basic Materials (1.9%)
	Linde plc	235,497	82,040
	Air Products and Chemicals Inc.	105,807	30,259
	Nucor Corp.	121,869	20,406
	Newmont Corp.	377,681	16,471
	Fastenal Co.	276,074	14,234
	Albemarle Corp.	55,632	14,148
	LyondellBasell Industries NV Class A	122,220	11,732
	International Flavors & Fragrances Inc.	121,182	11,294
	Steel Dynamics Inc.	79,200	9,988
	Mosaic Co.	161,400	8,585
	CF Industries Holdings Inc.	92,939	7,982
	FMC Corp.	59,780	7,721
	Avery Dennison Corp.	38,625	7,037
	International Paper Co.	168,979	6,149
	Westlake Corp.	15,600	1,858
			249,904
Consumer Discretionary (16.1%)
*	Amazon.com Inc.	4,234,740	399,040
*	Tesla Inc.	1,231,362	253,303
	Home Depot Inc.	492,271	145,978
	Costco Wholesale Corp.	211,045	102,184
	McDonald's Corp.	352,066	92,914
*	Walt Disney Co.	869,004	86,561
	NIKE Inc. Class B	584,302	69,409
*	Netflix Inc.	208,703	67,229
	Lowe's Cos. Inc.	296,184	60,940
	Starbucks Corp.	546,791	55,822
*	Booking Holdings Inc.	18,481	46,646
	TJX Cos. Inc.	552,328	42,308
	Target Corp.	220,396	37,137
*	Uber Technologies Inc.	913,795	30,393
	Activision Blizzard Inc.	369,718	28,191
*	MercadoLibre Inc.	21,964	26,796
	Estee Lauder Cos. Inc. Class A	109,202	26,542
*	O'Reilly Automotive Inc.	29,474	24,466
	Dollar General Corp.	107,277	23,204
	Ford Motor Co.	1,875,986	22,643
*	AutoZone Inc.	9,104	22,637
*	Airbnb Inc. Class A	178,300	21,981
	Marriott International Inc. Class A	126,200	21,358
		Shares	Market Value• ($000)
*	Chipotle Mexican Grill Inc. Class A	13,300	19,831
	Hilton Worldwide Holdings Inc.	126,610	18,296
	Ross Stores Inc.	162,129	17,922
*	Warner Bros Discovery Inc.	1,121,722	17,521
	Yum! Brands Inc.	133,980	17,037
*	Lululemon Athletica Inc.	53,111	16,422
*	Aptiv plc	129,684	15,080
*	Dollar Tree Inc.	100,978	14,670
	Electronic Arts Inc.	131,697	14,610
*	Copart Inc.	202,465	14,266
*	Ulta Beauty Inc.	23,967	12,434
	Tractor Supply Co.	52,438	12,232
	eBay Inc.	257,865	11,836
	Genuine Parts Co.	66,064	11,684
*	Trade Desk Inc. Class A	208,400	11,662
	Lennar Corp. Class A	119,144	11,526
	Omnicom Group Inc.	96,588	8,748
*	Take-Two Interactive Software Inc.	77,484	8,488
	Best Buy Co. Inc.	95,565	7,942
*	Expedia Group Inc.	71,869	7,832
*	Spotify Technology SA	66,613	7,747
*	Coupang Inc.	478,500	7,422
*	Royal Caribbean Cruises Ltd.	104,710	7,397
*	Etsy Inc.	59,344	7,205
	Garmin Ltd.	73,207	7,184
*	NVR Inc.	1,387	7,176
	LKQ Corp.	118,674	6,799
*	Burlington Stores Inc.	31,236	6,692
	Interpublic Group of Cos. Inc.	184,213	6,547
	Pool Corp.	18,100	6,459
*	Roblox Corp. Class A	172,275	6,312
	PulteGroup Inc.	107,780	5,892
[1]	Paramount Global Inc. Class B	274,207	5,874
	BorgWarner Inc. (XNYS)	110,682	5,565
*	Live Nation Entertainment Inc.	74,024	5,334
*	CarMax Inc.	75,088	5,184
	Fox Corp. Class A	141,214	4,945
	Domino's Pizza Inc.	16,800	4,939
*	Carnival Corp.	462,482	4,912
*	Rivian Automotive Inc. Class A	247,105	4,769
	Vail Resorts Inc.	19,100	4,460
4

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Bath & Body Works Inc.	108,780	4,446
	Advance Auto Parts Inc.	28,525	4,135
	VF Corp.	166,297	4,127
	Aramark	110,187	4,055
	Lear Corp.	27,956	3,904
	Rollins Inc.	109,995	3,872
	Autoliv Inc.	41,545	3,846
	News Corp. Class A	214,800	3,684
	Whirlpool Corp.	25,388	3,503
	Hasbro Inc.	62,440	3,435
	Gentex Corp.	112,010	3,198
*	Delta Air Lines Inc.	76,521	2,934
	Newell Brands Inc.	178,742	2,626
	Southwest Airlines Co.	70,767	2,376
*,1	Lucid Group Inc.	253,000	2,310
*	Liberty Media Corp.- Liberty SiriusXM Class C	71,100	2,291
	Fox Corp. Class B	67,472	2,176
*	United Airlines Holdings Inc.	38,751	2,014
*,1	AMC Entertainment Holdings Inc. Class A	245,100	1,750
[1]	Sirius XM Holdings Inc.	334,970	1,471
*	Liberty Media Corp.- Liberty SiriusXM Class A	38,000	1,231
*	American Airlines Group Inc.	76,894	1,229
	Lennar Corp. Class B	7,255	592
	News Corp. Class B	22,600	390
			2,172,130
Consumer Staples (6.1%)
	Procter & Gamble Co.	1,124,234	154,650
	PepsiCo Inc.	658,605	114,288
	Coca-Cola Co.	1,860,065	110,692
	CVS Health Corp.	624,037	52,132
	Mondelez International Inc. Class A	648,909	42,296
	Colgate-Palmolive Co.	394,078	28,886
	McKesson Corp.	67,476	23,604
	General Mills Inc.	283,519	22,543
	Corteva Inc.	340,230	21,193
	Archer-Daniels-Midland Co.	260,500	20,736
	Kimberly-Clark Corp.	161,142	20,151
	Sysco Corp.	241,960	18,043
*	Monster Beverage Corp.	174,341	17,741
	Hershey Co.	69,392	16,537
	Keurig Dr Pepper Inc.	407,326	14,073
	Kroger Co.	311,342	13,431
	Kraft Heinz Co.	332,049	12,930
	Walgreens Boots Alliance Inc.	340,868	12,111
	AmerisourceBergen Corp.	73,716	11,467
	Church & Dwight Co. Inc.	115,241	9,655
	Clorox Co.	58,641	9,115
	McCormick & Co. Inc.	119,068	8,849
	Conagra Brands Inc.	223,520	8,138
	Tyson Foods Inc. Class A	135,507	8,027
	Kellogg Co.	121,135	7,988
	J M Smucker Co.	48,884	7,229
	Lamb Weston Holdings Inc.	68,358	6,880
	Bunge Ltd.	65,599	6,265
		Shares	Market Value• ($000)
	Hormel Foods Corp.	136,270	6,048
	Coca-Cola Europacific Partners plc	95,900	5,274
	Campbell Soup Co.	91,948	4,829
*	Olaplex Holdings Inc.	59,200	291
			816,092
Energy (0.2%)
*	Enphase Energy Inc.	62,192	13,093
*	SolarEdge Technologies Inc.	26,185	8,325
*,1	Plug Power Inc.	246,782	3,670
			25,088
Financials (11.4%)
	JPMorgan Chase & Co.	1,389,259	199,150
	Bank of America Corp.	3,346,723	114,793
	Morgan Stanley	586,807	56,627
	Charles Schwab Corp.	723,488	56,374
	Goldman Sachs Group Inc.	156,425	55,007
	S&P Global Inc.	155,287	52,984
	BlackRock Inc.	71,440	49,253
	Citigroup Inc.	921,445	46,708
	Chubb Ltd.	198,059	41,794
	Progressive Corp.	277,969	39,894
	Marsh & McLennan Cos. Inc.	236,197	38,297
	CME Group Inc.	170,836	31,666
	US Bancorp	638,637	30,482
	PNC Financial Services Group Inc.	192,516	30,402
	Blackstone Inc.	333,005	30,237
	Truist Financial Corp.	632,615	29,701
	Aon plc Class A (XNYS)	97,574	29,667
	Intercontinental Exchange Inc.	262,554	26,728
	MetLife Inc.	314,226	22,539
	Moody's Corp.	75,972	22,043
	American International Group Inc.	353,813	21,621
	Travelers Cos. Inc.	111,333	20,610
	Aflac Inc.	293,391	19,995
	MSCI Inc. Class A	36,914	19,275
	Arthur J Gallagher & Co.	98,964	18,541
	Bank of New York Mellon Corp.	349,480	17,782
	Prudential Financial Inc.	176,873	17,687
	Ameriprise Financial Inc.	50,604	17,351
	Apollo Global Management Inc.	231,900	16,442
	Allstate Corp.	125,522	16,165
	State Street Corp.	174,330	15,460
	KKR & Co. Inc.	271,799	15,316
	Discover Financial Services	129,769	14,534
	M&T Bank Corp.	81,649	12,679
	Willis Towers Watson plc	51,188	11,996
	Hartford Financial Services Group Inc.	151,124	11,830
*	Arch Capital Group Ltd.	168,442	11,791
	Fifth Third Bancorp	324,028	11,762
	T Rowe Price Group Inc.	104,602	11,745
	First Republic Bank	86,395	10,627
	Huntington Bancshares Inc.	681,472	10,440
	Regions Financial Corp.	444,183	10,358
	Principal Financial Group Inc.	115,047	10,304

5

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Raymond James Financial Inc.	92,539	10,037
	Citizens Financial Group Inc.	232,269	9,700
	Northern Trust Corp.	97,789	9,316
	Nasdaq Inc.	163,563	9,169
	Cincinnati Financial Corp	72,756	8,782
*	Markel Corp.	6,352	8,447
	KeyCorp	442,018	8,084
*	SVB Financial Group	27,950	8,053
	Broadridge Financial Solutions Inc.	55,502	7,814
	FactSet Research Systems Inc.	18,057	7,486
	Everest Re Group Ltd.	18,486	7,098
	W R Berkley Corp.	97,947	6,483
	Cboe Global Markets Inc.	50,255	6,341
	Brown & Brown Inc.	112,440	6,304
	MarketAxess Holdings Inc.	17,664	6,031
	Equitable Holdings Inc.	175,521	5,515
	Globe Life Inc.	42,508	5,173
	Fidelity National Financial Inc.	123,613	4,927
	Annaly Capital Management Inc.	222,228	4,596
	RenaissanceRe Holdings Ltd.	20,418	4,388
	Comerica Inc.	62,104	4,353
	Ally Financial Inc.	142,013	4,267
	Credicorp Ltd.	32,370	4,125
	Franklin Resources Inc.	135,674	3,998
	Commerce Bancshares Inc.	53,799	3,559
	Zions Bancorp NA	69,846	3,536
	Voya Financial Inc.	46,208	3,442
	Signature Bank	29,470	3,391
	Assurant Inc.	25,332	3,227
	SEI Investments Co.	48,891	2,946
[1]	AGNC Investment Corp.	269,910	2,934
	Lincoln National Corp.	80,610	2,557
	CNA Financial Corp.	12,700	556
	F&G Annuities & Life Inc.	8,514	173
			1,535,465
Health Care (15.3%)
	UnitedHealth Group Inc.	445,701	212,127
	AbbVie Inc.	841,874	129,564
	Merck & Co. Inc.	1,204,998	128,019
	Eli Lilly & Co.	401,435	124,935
	Pfizer Inc.	2,693,223	109,264
	Thermo Fisher Scientific Inc.	186,480	101,027
	Abbott Laboratories	817,348	83,141
	Danaher Corp.	308,636	76,397
	Bristol-Myers Squibb Co.	1,015,217	70,009
	Amgen Inc.	254,715	59,007
	Elevance Health Inc.	114,749	53,894
	Medtronic plc	636,251	52,682
	Gilead Sciences Inc.	597,500	48,117
	Stryker Corp.	167,647	44,071
	Cigna Group	142,932	41,750
*	Intuitive Surgical Inc.	168,312	38,609
*	Regeneron Pharmaceuticals Inc.	49,384	37,553
	Zoetis Inc.	224,192	37,440
*	Vertex Pharmaceuticals Inc.	121,662	35,317
		Shares	Market Value• ($000)
*	Boston Scientific Corp.	679,306	31,737
	Becton Dickinson and Co.	135,190	31,709
	Humana Inc.	60,150	29,775
	HCA Healthcare Inc.	102,790	25,024
*	Edwards Lifesciences Corp.	293,996	23,649
*	Moderna Inc.	158,059	21,940
*	DexCom Inc.	183,260	20,344
	Agilent Technologies Inc.	140,514	19,949
*	IDEXX Laboratories Inc.	39,140	18,523
*	Biogen Inc.	68,536	18,495
*	Centene Corp.	270,334	18,491
*	IQVIA Holdings Inc.	88,138	18,374
*	Illumina Inc.	74,718	14,884
	ResMed Inc.	68,637	14,620
	Zimmer Biomet Holdings Inc.	99,756	12,357
*	Seagen Inc.	64,577	11,604
*	Align Technology Inc.	37,305	11,546
*	Horizon Therapeutics plc	105,196	11,518
*	Alnylam Pharmaceuticals Inc.	58,405	11,182
	West Pharmaceutical Services Inc.	35,185	11,155
*	Veeva Systems Inc. Class A	66,170	10,962
	Laboratory Corp. of America Holdings	42,062	10,068
	Baxter International Inc.	239,145	9,554
	Cardinal Health Inc.	124,413	9,419
*	Hologic Inc.	116,973	9,316
*	Insulet Corp.	32,650	9,023
	STERIS plc	47,386	8,910
*	BioMarin Pharmaceutical Inc.	87,639	8,728
*	ICON plc	38,170	8,612
	Cooper Cos. Inc.	23,104	7,554
*	Molina Healthcare Inc.	27,185	7,485
	PerkinElmer Inc.	59,992	7,473
	Quest Diagnostics Inc.	53,868	7,453
*	Avantor Inc.	289,624	7,058
*	Incyte Corp.	86,611	6,667
	Viatris Inc.	574,983	6,555
	Royalty Pharma plc Class A	176,580	6,330
*	Catalent Inc.	84,900	5,792
	Bio-Techne Corp.	73,940	5,371
	Teleflex Inc.	22,285	5,309
*	Charles River Laboratories International Inc.	23,985	5,261
*	Exact Sciences Corp.	83,134	5,182
*	Henry Schein Inc.	64,091	5,019
*	Bio-Rad Laboratories Inc. Class A	10,186	4,867
*	Jazz Pharmaceuticals plc	29,194	4,099
	Universal Health Services Inc. Class B	29,507	3,941
	DENTSPLY SIRONA Inc.	101,699	3,872
*	Novocure Ltd.	49,058	3,776
*	Masimo Corp.	22,528	3,769
	Organon & Co.	120,524	2,952
*	Elanco Animal Health Inc. (XNYS)	211,637	2,427
*	DaVita Inc.	26,347	2,167
			2,064,770

6

FTSE Social Index Fund
		Shares	Market Value• ($000)
Industrials (10.3%)
	Visa Inc. Class A	784,201	172,477
	Mastercard Inc. Class A	405,344	144,015
	Accenture plc Class A	302,169	80,241
	United Parcel Service Inc. Class B (XNYS)	350,450	63,954
	Union Pacific Corp.	292,856	60,703
	Caterpillar Inc.	248,186	59,453
	Deere & Co.	131,249	55,025
	American Express Co.	287,255	49,980
	Automatic Data Processing Inc.	198,731	43,685
*	PayPal Holdings Inc.	542,327	39,915
	Illinois Tool Works Inc.	145,919	34,022
*	Fiserv Inc.	280,233	32,252
	CSX Corp.	1,000,279	30,499
	Sherwin-Williams Co.	113,812	25,192
	FedEx Corp.	114,178	23,203
	Johnson Controls International plc	327,614	20,548
	Trane Technologies plc	109,230	20,204
	Capital One Financial Corp.	182,360	19,892
*	Block Inc. (XNYS)	254,975	19,564
	Cintas Corp.	41,172	18,053
	Fidelity National Information Services Inc.	282,306	17,890
	PACCAR Inc.	243,150	17,555
	DuPont de Nemours Inc.	238,334	17,406
	Paychex Inc.	153,320	16,927
	Old Dominion Freight Line Inc.	47,558	16,135
	Rockwell Automation Inc.	54,578	16,097
*	Mettler-Toledo International Inc.	10,473	15,015
	Global Payments Inc.	127,434	14,298
*	Keysight Technologies Inc.	86,031	13,762
	Verisk Analytics Inc. Class A	74,560	12,758
	Equifax Inc.	57,770	11,700
	Vulcan Materials Co.	62,976	11,393
	Ingersoll Rand Inc. (XYNS)	193,186	11,218
	Martin Marietta Materials Inc.	29,575	10,643
	Dover Corp.	66,647	9,990
	Westinghouse Air Brake Technologies Corp.	86,101	8,983
*	Waters Corp.	28,109	8,739
	Xylem Inc.	85,108	8,736
	IDEX Corp.	36,085	8,118
	Expeditors International of Washington Inc.	75,386	7,882
*	Fair Isaac Corp.	11,579	7,844
	Synchrony Financial	213,653	7,630
*	Zebra Technologies Corp. Class A	24,564	7,375
*	FleetCor Technologies Inc.	34,151	7,335
	JB Hunt Transport Services Inc.	39,251	7,096
	Snap-on Inc.	25,504	6,342
*	Trimble Inc.	116,850	6,083
	Stanley Black & Decker Inc.	70,104	6,002
		Shares	Market Value• ($000)
	TransUnion	91,340	5,976
	Packaging Corp. of America	43,320	5,923
	Jack Henry & Associates Inc.	34,414	5,652
	Masco Corp.	107,045	5,612
	CH Robinson Worldwide Inc.	55,197	5,517
	Allegion plc	41,645	4,694
	Robert Half International Inc.	50,107	4,040
*	Bill Holdings Inc.	46,980	3,976
	Fortune Brands Innovations Inc.	61,358	3,801
	Westrock Co.	120,595	3,787
*	Generac Holdings Inc.	29,600	3,552
*	Mohawk Industries Inc.	24,964	2,568
	Western Union Co.	182,727	2,368
*	XPO Inc.	48,737	1,626
*	RXO Inc.	48,737	1,003
*	Masterbrand Inc.	60,933	593
			1,384,517
Real Estate (3.3%)
	Prologis Inc.	438,867	54,156
	American Tower Corp.	221,399	43,839
	Equinix Inc.	43,975	30,267
	Crown Castle Inc.	205,321	26,846
	Public Storage	74,314	22,216
	Realty Income Corp.	298,606	19,096
	Simon Property Group Inc.	156,095	19,058
	Welltower Inc.	226,530	16,790
	Digital Realty Trust Inc.	136,314	14,208
*	CoStar Group Inc.	191,520	13,533
	SBA Communications Corp. Class A	51,135	13,262
*	CBRE Group Inc. Class A	149,746	12,749
	Alexandria Real Estate Equities Inc.	77,086	11,546
	AvalonBay Communities Inc.	66,420	11,459
	Equity Residential	176,109	11,010
	Extra Space Storage Inc.	63,055	10,382
	Ventas Inc.	189,864	9,237
	Invitation Homes Inc.	290,193	9,071
	Mid-America Apartment Communities Inc.	54,596	8,741
	Sun Communities Inc.	57,814	8,275
	WP Carey Inc.	97,882	7,944
	Iron Mountain Inc.	137,049	7,229
	Essex Property Trust Inc.	30,857	7,037
	UDR Inc.	154,156	6,604
	Healthpeak Properties Inc.	256,800	6,178
	Kimco Realty Corp.	287,364	5,922
	Equity LifeStyle Properties Inc.	84,639	5,799
	Host Hotels & Resorts Inc.	336,175	5,648
	Regency Centers Corp.	81,427	5,122
	Boston Properties Inc.	74,507	4,879
	Federal Realty Investment Trust	38,179	4,077
*	Zillow Group Inc. Class C	77,017	3,235
	Vornado Realty Trust	83,458	1,651
*	Zillow Group Inc. Class A	25,050	1,036
			438,102

7

FTSE Social Index Fund
		Shares	Market Value• ($000)
Technology (31.8%)
	Apple Inc.	7,159,423	1,055,371
	Microsoft Corp.	3,564,437	889,042
	NVIDIA Corp.	1,147,505	266,405
*	Alphabet Inc. Class A	2,864,295	257,958
*	Alphabet Inc. Class C	2,543,045	229,637
*	Meta Platforms Inc. Class A	1,071,177	187,392
	Broadcom Inc.	188,167	111,826
*	Salesforce Inc.	458,990	75,095
	Texas Instruments Inc.	432,334	74,124
*	Adobe Inc.	221,449	71,738
	QUALCOMM Inc.	534,183	65,988
	Oracle Corp.	728,599	63,680
*	Advanced Micro Devices Inc.	770,723	60,563
	Intuit Inc.	131,600	53,585
	Intel Corp.	1,948,106	48,566
	Applied Materials Inc.	408,765	47,478
*	ServiceNow Inc.	95,624	41,326
	Lam Research Corp.	65,099	31,639
	Micron Technology Inc.	516,957	29,890
*	Synopsys Inc.	72,535	26,385
*	Palo Alto Networks Inc.	139,895	26,352
	KLA Corp.	67,471	25,597
*	Cadence Design Systems Inc.	129,800	25,044
*	Snowflake Inc. Class A	145,810	22,510
	NXP Semiconductors NV	123,283	22,004
*	Autodesk Inc.	103,587	20,582
	Microchip Technology Inc.	253,094	20,508
*	Fortinet Inc.	306,705	18,231
	Marvell Technology Inc.	403,289	18,208
*	Workday Inc. Class A	95,087	17,636
*	ON Semiconductor Corp.	206,080	15,953
	Cognizant Technology Solutions Corp. Class A	243,972	15,280
	HP Inc.	478,566	14,127
	CDW Corp.	64,300	13,016
	Corning Inc.	358,590	12,174
*	Crowdstrike Holdings Inc. Class A	99,884	12,055
*	Gartner Inc.	36,428	11,941
*	Atlassian Corp Ltd. Class A	68,300	11,224
*	VMware Inc. Class A	99,349	10,941
	Monolithic Power Systems Inc.	21,557	10,440
*	Datadog Inc. Class A	126,098	9,649
	Hewlett Packard Enterprise Co.	610,767	9,534
*	Zoom Video Communications Inc. Class A	120,156	8,962
*	VeriSign Inc.	44,107	8,682
	Skyworks Solutions Inc.	76,497	8,535
*	HubSpot Inc.	22,004	8,512
*	Cloudflare Inc. Class A	134,288	8,059
*	EPAM Systems Inc.	26,064	8,019
*	Splunk Inc.	77,302	7,923
	Teradyne Inc.	74,555	7,540
*	Paycom Software Inc.	24,385	7,049
*	Pinterest Inc. Class A	276,363	6,939
*	Palantir Technologies Inc. Class A	872,735	6,842
	NetApp Inc.	103,165	6,659
		Shares	Market Value• ($000)
*	MongoDB Inc. Class A	31,495	6,599
*	DoorDash Inc. Class A	118,725	6,489
*	Tyler Technologies Inc.	19,564	6,285
*	PTC Inc.	50,070	6,275
	SS&C Technologies Holdings Inc.	105,000	6,163
	Seagate Technology Holdings plc	91,874	5,931
*	Check Point Software Technologies Ltd.	47,628	5,893
*	Western Digital Corp.	150,923	5,807
*	DocuSign Inc. Class A	93,831	5,757
*	GoDaddy Inc. Class A	74,255	5,622
*	Twilio Inc. Class A	82,665	5,556
*	Match Group Inc.	132,600	5,492
*	Akamai Technologies Inc.	73,527	5,338
	Amdocs Ltd.	57,380	5,257
*	Zscaler Inc.	40,053	5,253
	Gen Digital Inc. (XNGS)	266,169	5,193
*	Okta Inc.	71,793	5,118
*	Flex Ltd.	215,900	4,914
*	Qorvo Inc.	48,100	4,853
*	Ceridian HCM Holding Inc.	65,029	4,743
*	F5 Inc.	28,295	4,046
*	Unity Software Inc.	117,700	3,583
*	Arrow Electronics Inc.	29,088	3,432
*	ZoomInfo Technologies Inc. Class A	130,400	3,152
*	UiPath Inc. Class A	178,935	2,655
*	Clarivate plc	223,526	2,264
*,1	GLOBALFOUNDRIES Inc.	30,100	1,967
*,2	Yandex NV Class A	149,782	—
			4,278,052
Telecommunications (3.1%)
	Cisco Systems Inc.	1,958,383	94,825
	Verizon Communications Inc.	2,004,013	77,776
	Comcast Corp. Class A	2,045,906	76,046
	AT&T Inc.	3,414,403	64,566
*	T-Mobile US Inc.	283,456	40,302
	Motorola Solutions Inc.	78,330	20,586
*	Charter Communications Inc. Class A	50,976	18,739
*	Arista Networks Inc.	116,853	16,208
	Juniper Networks Inc.	151,990	4,678
*	Roku Inc.	57,790	3,738
*	Liberty Global plc Class C	125,200	2,661
	Lumen Technologies Inc.	488,900	1,662
*	Liberty Global plc Class A	76,365	1,565
	Ubiquiti Inc.	2,000	537
			423,889
Utilities (0.5%)
	Waste Management Inc.	195,302	29,248
	Republic Services Inc. Class A	97,989	12,634
	American Water Works Co. Inc.	86,596	12,156
	Atmos Energy Corp.	65,550	7,395
			61,433
Total Common Stocks (Cost $9,349,931)			13,449,442

8

FTSE Social Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 4.640% (Cost $20,285)	202,882	20,286
Total Investments (100.1%) (Cost $9,370,216)			13,469,728
Other Assets and Liabilities—Net (-0.1%)			(19,523)
Net Assets (100%)			13,450,205
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,110,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $20,274,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	12	2,385	(88)

See accompanying Notes, which are an integral part of the Financial Statements.
9

FTSE Social Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $9,349,931)	13,449,442
Affiliated Issuers (Cost $20,285)	20,286
Total Investments in Securities	13,469,728
Investment in Vanguard	488
Cash Collateral Pledged—Futures Contracts	130
Receivables for Accrued Income	13,939
Receivables for Capital Shares Issued	21,970
Total Assets	13,506,255
Liabilities
Due to Custodian	6,640
Payables for Investment Securities Purchased	23,609
Collateral for Securities on Loan	20,274
Payables for Capital Shares Redeemed	4,884
Payables to Vanguard	636
Variation Margin Payable—Futures Contracts	7
Total Liabilities	56,050
Net Assets	13,450,205
1 Includes $19,110,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	9,929,694
Total Distributable Earnings (Loss)	3,520,511
Net Assets	13,450,205

Admiral Shares—Net Assets
Applicable to 199,187,414 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,295,408
Net Asset Value Per Share—Admiral Shares	$36.63

Institutional Shares—Net Assets
Applicable to 233,441,231 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,154,797
Net Asset Value Per Share—Institutional Shares	$26.37

See accompanying Notes, which are an integral part of the Financial Statements.
10

FTSE Social Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	95,005
Interest[2]	187
Securities Lending—Net	399
Total Income	95,591
Expenses
The Vanguard Group—Note B
Investment Advisory Services	146
Management and Administrative—Admiral Shares	4,654
Management and Administrative—Institutional Shares	3,267
Marketing and Distribution—Admiral Shares	193
Marketing and Distribution—Institutional Shares	109
Custodian Fees	68
Shareholders’ Reports—Admiral Shares	60
Shareholders’ Reports—Institutional Shares	50
Trustees’ Fees and Expenses	3
Other Expenses	6
Total Expenses	8,556
Net Investment Income	87,035
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(63,289)
Futures Contracts	(627)
Realized Net Gain (Loss)	(63,916)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	25,123
Futures Contracts	695
Change in Unrealized Appreciation (Depreciation)	25,818
Net Increase (Decrease) in Net Assets Resulting from Operations	48,937
1	Dividends are net of foreign withholding taxes of $31,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $167,000, $4,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $7,410,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
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FTSE Social Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	87,035	169,201
Realized Net Gain (Loss)	(63,916)	(10,874)
Change in Unrealized Appreciation (Depreciation)	25,818	(2,815,282)
Net Increase (Decrease) in Net Assets Resulting from Operations	48,937	(2,656,955)
Distributions
Admiral Shares	(54,078)	(90,342)
Institutional Shares	(44,543)	(71,904)
Total Distributions	(98,621)	(162,246)
Capital Share Transactions
Admiral Shares	(184,421)	515,627
Institutional Shares	180,142	604,756
Net Increase (Decrease) from Capital Share Transactions	(4,279)	1,120,383
Total Increase (Decrease)	(53,963)	(1,698,818)
Net Assets
Beginning of Period	13,504,168	15,202,986
End of Period	13,450,205	13,504,168

See accompanying Notes, which are an integral part of the Financial Statements.
12

FTSE Social Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	February 7, 2019[1] to August 31, 2019	Year Ended August 31,
			2022	2021	2020
Net Asset Value, Beginning of Period	$36.76	$44.39	$34.27	$27.27	$25.00
Investment Operations
Net Investment Income[2]	.235	.464	.432	.465	.273
Net Realized and Unrealized Gain (Loss) on Investments	(.098)	(7.647)	10.110	6.996	2.183
Total from Investment Operations	.137	(7.183)	10.542	7.461	2.456
Distributions
Dividends from Net Investment Income	(.267)	(.447)	(.422)	(.461)	(.186)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.267)	(.447)	(.422)	(.461)	(.186)
Net Asset Value, End of Period	$36.63	$36.76	$44.39	$34.27	$27.27
Total Return[3]	0.40%	-16.28%	31.04%	27.83%	9.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,295	$7,512	$8,573	$5,305	$3,478
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%[4]
Ratio of Net Investment Income to Average Net Assets	1.32%	1.12%	1.13%	1.60%	1.79%[4]
Portfolio Turnover Rate	2%[5]	8%[5]	4%[5]	18%	11%[5,6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
6	Reflects the fund’s portfolio turnover for the fiscal year ended August 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.
13

FTSE Social Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$26.47	$31.96	$24.67	$19.63	$19.28	$16.15
Investment Operations
Net Investment Income[1]	.172	.340	.317	.339	.314	.305
Net Realized and Unrealized Gain (Loss) on Investments	(.077)	(5.502)	7.282	5.037	.351	3.105
Total from Investment Operations	.095	(5.162)	7.599	5.376	.665	3.410
Distributions
Dividends from Net Investment Income	(.195)	(.328)	(.309)	(.336)	(.315)	(.280)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.195)	(.328)	(.309)	(.336)	(.315)	(.280)
Net Asset Value, End of Period	$26.37	$26.47	$31.96	$24.67	$19.63	$19.28
Total Return	0.39%	-16.25%	31.09%	27.86%	3.58%	21.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,155	$5,993	$6,630	$4,003	$2,701	$2,349
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.34%	1.14%	1.15%	1.62%	1.49%	1.71%
Portfolio Turnover Rate	2%[2]	8%[2]	4%[2]	18%	11%[2]	8%[2]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
14

FTSE Social Index Fund
Notes to Financial Statements
Vanguard FTSE Social Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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FTSE Social Index Fund
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
16

FTSE Social Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $488,000, representing less than 0.01% of the fund’s net assets and 0.20% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
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FTSE Social Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	13,449,442	—	—	13,449,442
Temporary Cash Investments	20,286	—	—	20,286
Total	13,469,728	—	—	13,469,728
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	88	—	—	88
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,423,659
Gross Unrealized Appreciation	4,628,455
Gross Unrealized Depreciation	(582,474)
Net Unrealized Appreciation (Depreciation)	4,045,981
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $483,039,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2023, the fund purchased $329,851,000 of investment securities and sold $296,209,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $18,963,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $58,243,000 and sales were $43,282,000,
18

FTSE Social Index Fund
resulting in net realized loss of $35,064,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	525,245	14,729	2,331,265	55,224
Issued in Lieu of Cash Distributions	47,141	1,330	78,683	1,922
Redeemed	(756,807)	(21,191)	(1,894,321)	(45,939)
Net Increase (Decrease)—Admiral Shares	(184,421)	(5,132)	515,627	11,207
Institutional Shares
Issued	433,182	16,810	1,604,543	52,921
Issued in Lieu of Cash Distributions	43,701	1,713	70,377	2,386
Redeemed	(296,741)	(11,509)	(1,070,164)	(36,334)
Net Increase (Decrease)—Institutional Shares	180,142	7,014	604,756	18,973
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
19

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q2132 042023

Semiannual Report   |   February 28, 2023
Vanguard U.S. Sector Index Funds
Vanguard Communication Services Index Fund
Vanguard Consumer Discretionary Index Fund
Vanguard Consumer Staples Index Fund
Vanguard Energy Index Fund
Vanguard Financials Index Fund
Vanguard Health Care Index Fund
Vanguard Industrials Index Fund
Vanguard Information Technology Index Fund
Vanguard Materials Index Fund
Vanguard Utilities Index Fund

Contents
About Your Fund’s Expenses	1
Communication Services Index Fund	4
Consumer Discretionary Index Fund	14
Consumer Staples Index Fund	25
Energy Index Fund	35
Financials Index Fund	45
Health Care Index Fund	57
Industrials Index Fund	69
Information Technology Index Fund	80
Materials Index Fund	93
Utilities Index Fund	103

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return
Communication Services Index Fund
ETF Shares	$1,000.00	$969.90	$0.49
Admiral™ Shares	1,000.00	969.80	0.49
Consumer Discretionary Index Fund
ETF Shares	$1,000.00	$967.70	$0.49
Admiral Shares	1,000.00	967.70	0.49
Consumer Staples Index Fund
ETF Shares	$1,000.00	$1,005.70	$0.50
Admiral Shares	1,000.00	1,005.70	0.50
Energy Index Fund
ETF Shares	$1,000.00	$1,052.60	$0.51
Admiral Shares	1,000.00	1,053.20	0.51
Financials Index Fund
ETF Shares	$1,000.00	$1,089.30	$0.52
Admiral Shares	1,000.00	1,089.40	0.52
Health Care Index Fund
ETF Shares	$1,000.00	$1,022.40	$0.50
Admiral Shares	1,000.00	1,022.50	0.50
Industrials Index Fund
ETF Shares	$1,000.00	$1,101.20	$0.52
Admiral Shares	1,000.00	1,101.20	0.52
Information Technology Index Fund
ETF Shares	$1,000.00	$1,013.40	$0.50
Admiral Shares	1,000.00	1,013.30	0.50
Materials Index Fund
ETF Shares	$1,000.00	$1,103.90	$0.52
Admiral Shares	1,000.00	1,103.90	0.52
Utilities Index Fund
ETF Shares	$1,000.00	$895.90	$0.47
Admiral Shares	1,000.00	896.00	0.47

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
Communication Services Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Consumer Discretionary Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Consumer Staples Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Energy Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Financials Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Health Care Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Industrials Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Information Technology Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Materials Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
Utilities Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Admiral Shares	1,000.00	1,024.30	0.50
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Communication Services Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Consumer Discretionary Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Consumer Staples Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Energy Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Financials Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Health Care Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Industrials Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Information Technology Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Materials Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; and for the Utilities Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Communication Services Index Fund
Fund Allocation
As of February 28, 2023
Diversified Telecommunication Services	13.0%
Entertainment	23.5
Interactive Media & Services	41.0
Media	18.5
Wireless Telecommunication Services	4.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Communication Services Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Diversified Telecommunication Services (13.0%)
	Verizon Communications Inc.	3,174,206	123,191
	AT&T Inc.	6,450,135	121,972
*	Iridium Communications Inc.	303,179	18,606
*	Liberty Global plc Class C	793,179	16,855
*	Frontier Communications Parent Inc.	583,507	15,965
*	Liberty Global plc Class A	583,573	11,957
	Cogent Communications Holdings Inc.	158,865	10,285
	Lumen Technologies Inc.	2,006,703	6,823
*	Liberty Latin America Ltd. Class C	553,811	4,862
*	Radius Global Infrastructure Inc. Class A (XNMS)	302,351	4,121
*	Globalstar Inc.	2,679,358	3,430
*	EchoStar Corp. Class A	125,972	2,514
*	IDT Corp. Class B	73,249	2,228
	ATN International Inc.	41,380	1,740
*	Anterix Inc.	49,306	1,489
*	Bandwidth Inc. Class A	87,519	1,392
*	Liberty Latin America Ltd. Class A	143,555	1,266
*	Consolidated Communications Holdings Inc.	280,690	851
*	Charge Enterprises Inc.	430,363	486
			350,033
Entertainment (23.2%)
*	Walt Disney Co.	1,677,262	167,072
*	Netflix Inc.	360,398	116,095
	Activision Blizzard Inc.	882,627	67,300
*	Warner Bros Discovery Inc.	2,964,420	46,304
	Electronic Arts Inc.	356,827	39,586
*	Take-Two Interactive Software Inc.	246,210	26,972
*	Liberty Media Corp.-Liberty Formula One Class C	354,302	24,047
*	Live Nation Entertainment Inc.	283,953	20,462
*	Roblox Corp. Class A	486,039	17,809
	Warner Music Group Corp. Class A	452,570	14,283
	World Wrestling Entertainment Inc. Class A	161,111	13,533
*	Roku Inc.	202,562	13,104
*,1	AMC Entertainment Holdings Inc. Class A	1,703,635	12,164
	Madison Square Garden Sports Corp.	54,403	10,399
*	Endeavor Group Holdings Inc. Class A	317,352	7,080
*	Madison Square Garden Entertainment Corp.	91,666	5,549
		Shares	Market Value• ($000)
*	Cinemark Holdings Inc.	403,721	5,495
*	Liberty Media Corp.- Liberty Braves Class C	146,998	4,920
*	Lions Gate Entertainment Corp. Class B	398,352	3,964
*	Imax Corp.	167,431	3,087
*	Lions Gate Entertainment Corp. Class A	276,950	2,938
*	Playtika Holding Corp.	150,240	1,442
	Marcus Corp.	82,477	1,327
*	Liberty Media Corp.- Liberty Braves Class A	29,009	994
*	Skillz Inc. Class A	924,684	578
*,1	Vivid Seats Inc. Class A	70,298	539
			627,043
Interactive Media & Services (40.9%)
*	Meta Platforms Inc. Class A	2,109,957	369,116
*	Alphabet Inc. Class A	3,539,743	318,789
*	Alphabet Inc. Class C	3,071,533	277,360
*	Pinterest Inc. Class A	845,039	21,219
*	Snap Inc. Class A	1,613,070	16,373
*	Match Group Inc.	374,957	15,531
*	Ziff Davis Inc.	157,298	12,423
*	ZoomInfo Technologies Inc. Class A	389,037	9,403
*	IAC Inc.	180,886	9,395
*	TripAdvisor Inc.	372,522	8,035
*	Yelp Inc. Class A	262,828	7,890
	Shutterstock Inc.	94,165	7,083
*	Bumble Inc. Class A	265,329	6,416
*	Cargurus Inc.	324,108	5,526
*	Cars.com Inc.	241,083	4,629
*	QuinStreet Inc.	189,294	3,212
*	Eventbrite Inc. Class A	300,642	2,634
*	ZipRecruiter Inc. Class A	137,363	2,343
*	Vimeo Inc.	556,938	2,133
*	Mediaalpha Inc. Class A	87,061	1,318
*,1	fuboTV Inc.	660,674	1,262
*	Nextdoor Holdings Inc.	347,197	715
*	Angi Inc. Class A	274,588	703
*,1	System1 Inc.	87,075	383
*	Outbrain Inc.	41,257	182
			1,104,073
Media (18.5%)
	Comcast Corp. Class A	3,184,950	118,385
*	Charter Communications Inc. Class A	133,130	48,940
	Omnicom Group Inc.	319,042	28,896
*	Trade Desk Inc. Class A	467,373	26,154
	Interpublic Group of Cos. Inc.	682,778	24,266
	Fox Corp. Class A	604,428	21,167
*	Liberty Broadband Corp. Class C	220,272	19,091
	Nexstar Media Group Inc. Class A	94,235	17,518
		Shares	Market Value• ($000)
	New York Times Co. Class A	450,071	17,328
[1]	Paramount Global Inc. Class B	804,773	17,238
	News Corp. Class A	966,905	16,582
	Fox Corp. Class B	480,238	15,488
*	Liberty Media Corp.- Liberty SiriusXM Class C	426,877	13,754
	TEGNA Inc.	729,773	12,698
	Cable One Inc.	12,946	8,941
*	Liberty Media Corp.- Liberty SiriusXM Class A	275,319	8,918
[1]	Sirius XM Holdings Inc.	2,015,250	8,847
	News Corp. Class B	474,227	8,185
	John Wiley & Sons Inc. Class A	165,146	7,347
*	DISH Network Corp. Class A	635,704	7,253
*	Liberty Broadband Corp. Class A	72,281	6,269
	Scholastic Corp.	109,339	4,987
*	Magnite Inc.	442,008	4,920
*	TechTarget Inc.	104,443	3,941
	Gray Television Inc.	287,641	3,365
*	Altice USA Inc. Class A	807,585	3,198
*	iHeartMedia Inc. Class A	431,550	3,133
	Sinclair Broadcast Group Inc. Class A	163,263	2,656
*	EW Scripps Co. Class A	201,009	2,537
*	AMC Networks Inc. Class A	106,092	2,372
*	PubMatic Inc. Class A	151,233	2,296
*	Clear Channel Outdoor Holdings Inc.	1,249,748	2,212
*	WideOpenWest Inc.	197,369	2,157
*	Thryv Holdings Inc.	77,348	1,844
*	Boston Omaha Corp. Class A	75,192	1,811
*	Gannett Co. Inc.	520,841	1,578
*	Quotient Technology Inc.	195,110	738
*	Cardlytics Inc.	123,785	675
*	Advantage Solutions Inc.	299,771	659
			498,344
Wireless Telecommunication Services (4.0%)
*	T-Mobile US Inc.	666,772	94,802
	Telephone and Data Systems Inc.	378,267	4,800
*	Gogo Inc.	216,374	3,562
	Shenandoah Telecommunications Co.	177,582	3,466

Communication Services Index Fund
		Shares	Market Value• ($000)
*	United States Cellular Corp.	58,897	1,421
			108,051
Total Common Stocks (Cost $3,614,877)			2,687,544
Preferred Stock (0.2%)
Entertainment (0.2%)
[2]	AMC Entertainment Holdings Inc. Class A, 0.000% (Cost $10,007)	1,931,010	3,997
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[3,4]	Vanguard Market Liquidity Fund, 4.640% (Cost $33,815)	338,234	33,820
Total Investments (101.0%) (Cost $3,658,699)			2,725,361
Other Assets and Liabilities—Net (-1.0%)			(28,049)
Net Assets (100.0%)			2,697,312
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,159,000.
2	Perpetual security with no stated maturity date.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $28,190,000 was received for securities on loan, of which $28,133,000 is held in Vanguard Market Liquidity Fund and $57,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Paramount Global	8/31/23	BANA	3,534	(4.569)	—	(14)
Sirius XM Holdings Inc.	1/31/24	GSI	3,049	(4.573)	—	(184)
					—	(198)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Statement of Assets and Liabilities
As of February 28, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,624,884)	2,691,541
Affiliated Issuers (Cost $33,815)	33,820
Total Investments in Securities	2,725,361
Investment in Vanguard	100
Cash	57
Cash Collateral Pledged—Over-the-Counter Swap Contracts	50
Receivables for Investment Securities Sold	133,947
Receivables for Accrued Income	755
Receivables for Capital Shares Issued	10
Total Assets	2,860,280
Liabilities
Due to Custodian	2,023
Payables for Investment Securities Purchased	41,692
Collateral for Securities on Loan	28,190
Payables for Capital Shares Redeemed	90,764
Payables to Vanguard	101
Unrealized Depreciation—Over-the-Counter Swap Contracts	198
Total Liabilities	162,968
Net Assets	2,697,312
1 Includes $25,159,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	4,127,533
Total Distributable Earnings (Loss)	(1,430,221)
Net Assets	2,697,312

ETF Shares—Net Assets
Applicable to 28,820,890 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,618,910
Net Asset Value Per Share—ETF Shares	$90.87

Admiral Shares—Net Assets
Applicable to 1,693,092 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	78,402
Net Asset Value Per Share—Admiral Shares	$46.31

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends	15,260
Interest[1]	115
Securities Lending—Net	1,684
Total Income	17,059
Expenses
The Vanguard Group—Note B
Investment Advisory Services	31
Management and Administrative— ETF Shares	1,090
Management and Administrative— Admiral Shares	29
Marketing and Distribution— ETF Shares	73
Marketing and Distribution— Admiral Shares	2
Shareholders’ Reports—ETF Shares	64
Shareholders’ Reports—Admiral Shares	1
Trustees’ Fees and Expenses	1
Other Expenses	6
Total Expenses	1,297
Net Investment Income	15,762
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(42,679)
Swap Contracts	(1,692)
Realized Net Gain (Loss)	(44,371)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(65,270)
Swap Contracts	234
Change in Unrealized Appreciation (Depreciation)	(65,036)
Net Increase (Decrease) in Net Assets Resulting from Operations	(93,645)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $115,000, $3,000, less than $1,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $56,464,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,762	35,113
Realized Net Gain (Loss)	(44,371)	301,906
Change in Unrealized Appreciation (Depreciation)	(65,036)	(2,110,443)
Net Increase (Decrease) in Net Assets Resulting from Operations	(93,645)	(1,773,424)
Distributions
ETF Shares	(11,174)	(36,456)
Admiral Shares	(285)	(937)
Total Distributions	(11,459)	(37,393)
Capital Share Transactions
ETF Shares	3,833	(303,025)
Admiral Shares	11,166	(10,410)
Net Increase (Decrease) from Capital Share Transactions	14,999	(313,435)
Total Increase (Decrease)	(90,105)	(2,124,252)
Net Assets
Beginning of Period	2,787,417	4,911,669
End of Period	2,697,312	2,787,417

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$94.12	$149.87	$108.04	$87.24	$86.83	$93.54
Investment Operations
Net Investment Income[1]	.529	1.110	1.018	1.005	.917	3.067
Net Realized and Unrealized Gain (Loss) on Investments	(3.394)	(55.695)	41.708	20.743	.316	(6.297)
Total from Investment Operations	(2.865)	(54.585)	42.726	21.748	1.233	(3.230)
Distributions
Dividends from Net Investment Income	(.385)	(1.165)	(.896)	(.948)	(.823)	(3.480)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.385)	(1.165)	(.896)	(.948)	(.823)	(3.480)
Net Asset Value, End of Period	$90.87	$94.12	$149.87	$108.04	$87.24	$86.83
Total Return	-3.01%	-36.61%	39.75%	25.15%	1.47%	-3.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,619	$2,717	$4,787	$2,914	$2,016	$1,015
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.20%	0.92%	0.80%	1.09%	1.09%	3.48%
Portfolio Turnover Rate[2]	10%	16%	15%	15%	33%	84%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$47.97	$76.38	$55.06	$44.46	$44.25	$47.67
Investment Operations
Net Investment Income[1]	.271	.572	.519	.512	.470	1.554
Net Realized and Unrealized Gain (Loss) on Investments	(1.735)	(28.388)	21.259	10.571	.157	(3.199)
Total from Investment Operations	(1.464)	(27.816)	21.778	11.083	.627	(1.645)
Distributions
Dividends from Net Investment Income	(.196)	(.594)	(.458)	(.483)	(.417)	(1.775)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.196)	(.594)	(.458)	(.483)	(.417)	(1.775)
Net Asset Value, End of Period	$46.31	$47.97	$76.38	$55.06	$44.46	$44.25
Total Return[2]	-3.02%	-36.61%	39.76%	25.16%	1.46%	-3.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$78	$70	$124	$67	$50	$46
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.20%	0.93%	0.79%	1.10%	1.09%	3.48%
Portfolio Turnover Rate[3]	10%	16%	15%	15%	33%	84%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Notes to Financial Statements
Vanguard Communication Services Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Communication Services Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Communication Services Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $100,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,687,544	—	—	2,687,544
Preferred Stock	3,997	—	—	3,997
Temporary Cash Investments	33,820	—	—	33,820
Total	2,725,361	—	—	2,725,361
Derivative Financial Instruments
Liabilities
Swap Contracts	—	198	—	198
D.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,694,712
Gross Unrealized Appreciation	28,406
Gross Unrealized Depreciation	(997,757)
Net Unrealized Appreciation (Depreciation)	(969,351)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $450,224,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Communication Services Index Fund
E.	During the six months ended February 28, 2023, the fund purchased $851,307,000 of investment securities and sold $833,713,000 of investment securities, other than temporary cash investments. Purchases and sales include $572,498,000 and $586,579,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $4,017,000 and sales were $589,000, resulting in net realized loss of $245,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	592,154	6,725	1,584,130	13,653
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(588,321)	(6,775)	(1,887,155)	(16,725)
Net Increase (Decrease)—ETF Shares	3,833	(50)	(303,025)	(3,072)
Admiral Shares
Issued	26,620	578	39,208	630
Issued in Lieu of Cash Distributions	238	6	787	12
Redeemed	(15,692)	(350)	(50,405)	(809)
Net Increase (Decrease)—Admiral Shares	11,166	234	(10,410)	(167)
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

Consumer Discretionary Index Fund
Fund Allocation
As of February 28, 2023
Auto Components	2.4%
Automobiles	15.8
Distributors	1.3
Diversified Consumer Services	1.1
Hotels, Restaurants & Leisure	20.6
Household Durables	4.2
Internet & Direct Marketing Retail	22.6
Leisure Products	1.0
Multiline Retail	4.1
Specialty Retail	20.7
Textiles, Apparel & Luxury Goods	6.2
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Consumer Discretionary Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Auto Components (2.4%)
*	Aptiv plc	289,885	33,708
	BorgWarner Inc. (XNYS)	250,438	12,592
	Lear Corp.	63,210	8,827
	Autoliv Inc.	88,143	8,160
	Gentex Corp.	250,745	7,159
*	Fox Factory Holding Corp.	45,343	5,328
*	Visteon Corp.	30,035	5,017
*	Adient plc	101,258	4,326
*	Goodyear Tire & Rubber Co.	302,168	3,433
	LCI Industries	27,154	3,063
*,1	QuantumScape Corp. Class A	286,380	2,741
*	Dorman Products Inc.	28,528	2,654
*	Gentherm Inc.	35,649	2,264
	Dana Inc.	137,426	2,177
*,1	Luminar Technologies Inc. Class A	227,635	2,037
	Patrick Industries Inc.	23,204	1,690
*	XPEL Inc.	20,652	1,380
*	American Axle & Manufacturing Holdings Inc.	122,283	1,076
	Standard Motor Products Inc.	20,566	801
*	Stoneridge Inc.	29,177	695
*,1	Solid Power Inc.	111,933	378
*	Holley Inc.	50,393	110
			109,616
Automobiles (15.7%)
*	Tesla Inc.	2,871,307	590,657
	General Motors Co.	1,519,784	58,876
	Ford Motor Co.	4,225,354	51,000
	Harley-Davidson Inc.	148,590	7,065
*	Rivian Automotive Inc. Class A	342,247	6,605
	Thor Industries Inc.	57,424	5,225
*,1	Lucid Group Inc.	449,769	4,106
	Winnebago Industries Inc.	31,022	1,972
*,1	Fisker Inc.	193,067	1,435
*	Workhorse Group Inc.	174,902	360
*,1	Canoo Inc.	325,047	243
*,1	Lordstown Motors Corp. Class A	175,671	183
*,1	Faraday Future Intelligent Electric Inc.	269,821	144
			727,871
Distributors (1.2%)
	Genuine Parts Co.	151,060	26,716
	LKQ Corp.	271,461	15,552
	Pool Corp.	41,781	14,910
*	Funko Inc. Class A	37,454	405
			57,583
Diversified Consumer Services (1.1%)
	Service Corp. International	164,620	11,117
	H&R Block Inc.	166,335	6,121
		Shares	Market Value• ($000)
*	Bright Horizons Family Solutions Inc.	61,893	4,880
*	Grand Canyon Education Inc.	33,262	3,768
	Graham Holdings Co. Class B	4,123	2,584
*	frontdoor Inc.	87,026	2,459
*	Chegg Inc.	134,507	2,137
	Strategic Education Inc.	24,709	2,106
*	Adtalem Global Education Inc.	48,284	1,889
*	Stride Inc.	43,825	1,861
*	Duolingo Inc.	20,114	1,826
	Laureate Education Inc.	150,624	1,786
	ADT Inc.	184,982	1,395
*	Perdoceo Education Corp.	72,345	997
*	OneSpaWorld Holdings Ltd.	71,403	828
*,1	Mister Car Wash Inc.	81,352	751
*	2U Inc.	82,837	742
*	Coursera Inc.	62,387	703
	European Wax Center Inc. Class A	31,674	585
*	Vivint Smart Home Inc.	45,523	512
	Carriage Services Inc. Class A	14,102	478
*	Rover Group Inc. Class A	78,212	327
*	WW International Inc.	53,564	196
*,1	Beachbody Co. Inc.	116,708	75
			50,123
Hotels, Restaurants & Leisure (20.6%)
	McDonald's Corp.	783,477	206,767
	Starbucks Corp.	1,227,812	125,347
*	Booking Holdings Inc.	41,492	104,726
*	Airbnb Inc. Class A	404,811	49,905
	Marriott International Inc. Class A	287,799	48,707
*	Chipotle Mexican Grill Inc. Class A	29,653	44,215
	Hilton Worldwide Holdings Inc.	289,311	41,808
	Yum! Brands Inc.	301,307	38,314
*	Las Vegas Sands Corp.	367,856	21,141
	Darden Restaurants Inc.	130,981	18,729
*	Expedia Group Inc.	161,075	17,552
*	Royal Caribbean Cruises Ltd.	245,696	17,356
	MGM Resorts International	328,371	14,123
*	Wynn Resorts Ltd.	115,272	12,492
*	Caesars Entertainment Inc.	229,556	11,652
*	Carnival Corp.	1,071,672	11,381
	Domino's Pizza Inc.	37,869	11,134
	Vail Resorts Inc.	43,137	10,072
	Aramark	249,040	9,165
	Churchill Downs Inc.	35,998	8,848
*	DraftKings Inc. Class A	408,218	7,699
	Wyndham Hotels & Resorts Inc.	94,500	7,278
*	Planet Fitness Inc. Class A	89,239	7,233
		Shares	Market Value• ($000)
	Texas Roadhouse Inc. Class A	67,993	6,904
*	Norwegian Cruise Line Holdings Ltd.	451,023	6,684
*	Hyatt Hotels Corp. Class A	51,342	5,968
*	Light & Wonder Inc.	95,203	5,961
	Marriott Vacations Worldwide Corp.	38,929	5,956
	Wingstop Inc.	32,074	5,464
	Boyd Gaming Corp.	83,710	5,452
*	Penn Entertainment Inc.	165,962	5,067
*	Hilton Grand Vacations Inc.	92,317	4,407
	Choice Hotels International Inc.	37,070	4,388
	Wendy's Co.	193,237	4,243
	Travel + Leisure Co.	86,990	3,649
	Papa John's International Inc.	35,875	3,012
*	SeaWorld Entertainment Inc.	44,514	2,876
	Cracker Barrel Old Country Store Inc.	22,558	2,458
	Red Rock Resorts Inc. Class A	56,001	2,446
	Bloomin' Brands Inc.	89,651	2,340
*	Shake Shack Inc. Class A	39,781	2,219
*	Six Flags Entertainment Corp.	79,837	2,108
	Cheesecake Factory Inc.	49,535	1,855
*	Everi Holdings Inc.	95,599	1,815
*	Brinker International Inc.	46,890	1,782
	Jack in the Box Inc.	22,168	1,738
*	Dave & Buster's Entertainment Inc.	41,182	1,648
*,1	Dutch Bros Inc. Class A	39,031	1,302
*	Playa Hotels & Resorts NV	138,814	1,238
	Dine Brands Global Inc.	15,901	1,219
	Monarch Casino & Resort Inc.	15,351	1,130
*	Portillo's Inc. Class A	43,623	991
[1]	Krispy Kreme Inc.	71,605	932
*	Golden Entertainment Inc.	19,789	813
*	BJ's Restaurants Inc.	25,011	800
	RCI Hospitality Holdings Inc.	8,888	745
*	Denny's Corp.	61,750	721
*	Chuy's Holdings Inc.	19,324	691
*,1	Bally's Corp.	33,234	656
*	Bowlero Corp.	41,563	639
	Ruth's Hospitality Group Inc.	34,196	638
*	Life Time Group Holdings Inc.	31,083	562
*	Accel Entertainment Inc. Class A	59,772	547
*	Target Hospitality Corp.	31,172	462
*	Sweetgreen Inc. Class A	51,719	451
*	Lindblad Expeditions Holdings Inc.	36,788	316

Consumer Discretionary Index Fund
		Shares	Market Value• ($000)
*	Kura Sushi USA Inc. Class A	4,627	290
*	First Watch Restaurant Group Inc.	18,937	289
*,1	Membership Collective Group Inc.	30,084	201
*	Sonder Holdings Inc.	164,993	170
*,1	Vacasa Inc.	115,183	167
*	F45 Training Holdings Inc.	36,598	76
			952,130
Household Durables (4.2%)
	DR Horton Inc.	349,920	32,361
	Lennar Corp. Class A	272,529	26,364
*	NVR Inc.	3,248	16,804
	Garmin Ltd.	164,073	16,100
	PulteGroup Inc.	243,626	13,319
	Whirlpool Corp.	58,341	8,050
	Tempur Sealy International Inc.	173,767	7,427
*	TopBuild Corp.	34,217	7,103
	Toll Brothers Inc.	115,120	6,900
	Newell Brands Inc.	420,575	6,178
*	Mohawk Industries Inc.	54,492	5,605
	Leggett & Platt Inc.	141,627	4,885
*	Meritage Homes Corp.	39,018	4,262
*	Skyline Champion Corp.	57,936	3,963
*	Taylor Morrison Home Corp. Class A	110,396	3,955
	Installed Building Products Inc.	26,062	3,007
	KB Home	82,448	2,908
*	Helen of Troy Ltd.	25,587	2,883
*	Sonos Inc.	135,940	2,641
*	Tri Pointe Homes Inc.	108,337	2,583
*	Cavco Industries Inc.	9,017	2,570
*	LGI Homes Inc.	22,347	2,331
	MDC Holdings Inc.	60,723	2,247
	Century Communities Inc.	30,558	1,828
*	M/I Homes Inc.	29,188	1,688
	La-Z-Boy Inc.	45,894	1,486
*	iRobot Corp.	29,084	1,195
*	Green Brick Partners Inc.	32,007	999
	Ethan Allen Interiors Inc.	24,421	722
*	GoPro Inc. Class A	138,236	717
*	Beazer Homes USA Inc.	31,426	469
*	Lovesac Co.	14,518	418
[1]	Cricut Inc. Class A	28,288	302
*,1	Dream Finders Homes Inc. Class A	21,271	256
*	Traeger Inc.	56,805	226
*	Snap One Holdings Corp.	15,940	186
*	Tupperware Brands Corp.	45,032	185
			195,123
Internet & Direct Marketing Retail (22.6%)
*	Amazon.com Inc.	9,821,797	925,508
*	MercadoLibre Inc.	41,622	50,779
	eBay Inc.	580,604	26,650
*	Etsy Inc.	134,465	16,325
*	DoorDash Inc. Class A	250,422	13,688
*,1	Chewy Inc. Class A	101,437	4,113
*,1	Wayfair Inc. Class A	78,439	3,176
*	Revolve Group Inc.	43,519	1,179
*	Overstock.com Inc.	48,845	946
*	Qurate Retail Inc. Series A	379,278	800
*,1	Xometry Inc. Class A	14,300	435
*	Stitch Fix Inc. Class A	92,512	431
[1]	PetMed Express Inc.	21,274	400
*	ContextLogic Inc. Class A	586,396	285
		Shares	Market Value• ($000)
*	1-800-Flowers.com Inc. Class A	21,810	216
*,1	Groupon Inc. Class A	17,718	133
*	BARK Inc.	86,808	117
*	ThredUP Inc. Class A	71,502	114
*	Lands' End Inc.	14,201	108
			1,045,403
Leisure Products (1.0%)
	Hasbro Inc.	140,429	7,725
*	Mattel Inc.	379,200	6,822
	Brunswick Corp.	77,557	6,780
	Polaris Inc.	58,898	6,700
*	Peloton Interactive Inc. Class A	318,839	4,119
*	YETI Holdings Inc.	92,104	3,590
*	Topgolf Callaway Brands Corp.	148,088	3,433
	Acushnet Holdings Corp.	37,824	1,825
*	Vista Outdoor Inc.	60,356	1,724
*	Malibu Boats Inc. Class A	21,890	1,308
	Sturm Ruger & Co. Inc.	18,860	1,099
	Smith & Wesson Brands Inc.	48,731	533
	Johnson Outdoors Inc. Class A	6,192	402
	Clarus Corp.	26,016	257
*,1	AMMO Inc.	96,937	189
*	Latham Group Inc.	48,391	154
			46,660
Multiline Retail (4.1%)
	Target Corp.	492,427	82,974
	Dollar General Corp.	241,309	52,195
*	Dollar Tree Inc.	236,620	34,376
	Macy's Inc.	290,090	5,935
	Kohl's Corp.	124,836	3,500
*	Ollie's Bargain Outlet Holdings Inc.	60,094	3,458
	Nordstrom Inc.	119,373	2,325
[1]	Dillard's Inc. Class A	5,624	2,005
	Franchise Group Inc.	28,687	798
	Big Lots Inc.	29,305	421
			187,987
Specialty Retail (20.7%)
	Home Depot Inc.	1,090,241	323,300
	Lowe's Cos. Inc.	646,853	133,090
	TJX Cos. Inc.	1,241,990	95,136
*	O'Reilly Automotive Inc.	66,940	55,567
*	AutoZone Inc.	20,305	50,489
	Ross Stores Inc.	371,265	41,040
*	Ulta Beauty Inc.	54,792	28,426
	Tractor Supply Co.	118,121	27,553
	Best Buy Co. Inc.	216,785	18,017
*	Burlington Stores Inc.	69,739	14,942
*	Five Below Inc.	59,382	12,132
*	CarMax Inc.	169,072	11,673
*	Floor & Decor Holdings Inc. Class A	113,538	10,424
	Bath & Body Works Inc.	244,324	9,986
	Advance Auto Parts Inc.	63,405	9,191
	Williams-Sonoma Inc.	71,207	8,895
	Dick's Sporting Goods Inc.	64,022	8,235
	Lithia Motors Inc. Class A	29,247	7,463
*	RH	20,309	6,073
	Murphy USA Inc.	22,957	5,856
*,1	GameStop Corp. Class A	277,290	5,332
*	Asbury Automotive Group Inc.	22,439	5,096
		Shares	Market Value• ($000)
	Academy Sports & Outdoors Inc.	81,141	4,800
*	AutoNation Inc.	34,521	4,713
	Penske Automotive Group Inc.	30,576	4,408
	Foot Locker Inc.	89,851	3,928
	Signet Jewelers Ltd.	49,328	3,533
*	Victoria's Secret & Co.	86,938	3,446
	Group 1 Automotive Inc.	14,861	3,285
*	National Vision Holdings Inc.	84,267	3,148
	Gap Inc.	215,637	2,806
	American Eagle Outfitters Inc.	190,651	2,740
*	Boot Barn Holdings Inc.	31,759	2,460
*	Leslie's Inc.	165,910	2,092
*	ODP Corp.	44,144	1,999
*	Sally Beauty Holdings Inc.	114,211	1,838
*	Urban Outfitters Inc.	63,947	1,723
	Monro Inc.	33,712	1,700
*	Abercrombie & Fitch Co. Class A	52,832	1,554
	Upbound Group Inc.	56,661	1,521
	Buckle Inc.	31,974	1,304
	Sonic Automotive Inc. Class A	19,843	1,129
	Caleres Inc.	39,321	1,027
*	Petco Health & Wellness Co. Inc. Class A	97,306	1,002
[1]	Camping World Holdings Inc. Class A	42,391	968
	Hibbett Inc.	13,165	947
*	Sleep Number Corp.	23,440	934
*	Warby Parker Inc. Class A	71,663	932
	Winmark Corp.	3,141	917
*,1	Carvana Co. Class A	95,982	904
*	MarineMax Inc.	22,934	770
[1]	Guess? Inc.	35,035	737
*	Genesco Inc.	13,320	599
	Haverty Furniture Cos. Inc.	15,235	575
	Designer Brands Inc. Class A	57,624	564
*	America's Car-Mart Inc.	6,598	561
*	Children's Place Inc.	13,168	551
	Shoe Carnival Inc.	19,026	501
	Aaron's Co. Inc.	32,701	469
*,1	EVgo Inc.	70,050	415
	Arko Corp.	51,239	411
*	Zumiez Inc.	17,537	408
*	Sportsman's Warehouse Holdings Inc.	41,877	377
*	OneWater Marine Inc. Class A	11,295	314
*	Conn's Inc.	18,893	162
*,1	Bed Bath & Beyond Inc.	72,479	102
			957,190
Textiles, Apparel & Luxury Goods (6.2%)
	NIKE Inc. Class B	1,347,511	160,071
*	Lululemon Athletica Inc.	124,292	38,431
*	Deckers Outdoor Corp.	28,308	11,786
	Tapestry Inc.	257,487	11,203
	VF Corp.	353,609	8,777
*	Crocs Inc.	66,040	8,038
*	Capri Holdings Ltd.	137,717	6,827
*	Skechers USA Inc. Class A	143,745	6,398
	PVH Corp.	69,758	5,597
	Ralph Lauren Corp. Class A	43,949	5,194
	Columbia Sportswear Co.	36,500	3,183

Consumer Discretionary Index Fund
		Shares	Market Value• ($000)
	Carter's Inc.	40,867	3,081
	Steven Madden Ltd.	79,232	2,876
	Kontoor Brands Inc.	53,196	2,774
	Hanesbrands Inc.	372,198	2,114
*	Under Armour Inc. Class C	226,606	1,994
	Oxford Industries Inc.	16,143	1,899
*	Under Armour Inc. Class A	187,226	1,859
	Levi Strauss & Co. Class A	98,369	1,765
	Wolverine World Wide Inc.	84,063	1,408
*	G-III Apparel Group Ltd.	46,301	769
	Movado Group Inc.	16,930	586
*	Allbirds Inc. Class A	102,360	293
*	Fossil Group Inc.	49,638	215
*,1	PLBY Group Inc.	34,112	73
			287,211
Total Common Stocks (Cost $4,901,445)			4,616,897
		Shares	Market Value• ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity Fund, 4.640% (Cost $32,049)	320,587	32,055
Total Investments (100.5%) (Cost $4,933,494)			4,648,952
Other Assets and Liabilities—Net (-0.5%)			(21,261)
Net Assets (100.0%)			4,627,691
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,246,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $26,704,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
MercadoLibre Inc.	8/31/23	BANA	8,296	(4.569)	—	(29)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Statement of Assets and Liabilities
As of February 28, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,901,445)	4,616,897
Affiliated Issuers (Cost $32,049)	32,055
Total Investments in Securities	4,648,952
Investment in Vanguard	166
Cash	3,230
Cash Collateral Pledged—Over-the-Counter Swap Contracts	20
Receivables for Investment Securities Sold	37,413
Receivables for Accrued Income	6,465
Receivables for Capital Shares Issued	1,043
Total Assets	4,697,289
Liabilities
Payables for Investment Securities Purchased	19,579
Collateral for Securities on Loan	26,704
Payables for Capital Shares Redeemed	23,119
Payables to Vanguard	167
Unrealized Depreciation—Over-the-Counter Swap Contracts	29
Total Liabilities	69,598
Net Assets	4,627,691
1 Includes $25,246,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	5,174,385
Total Distributable Earnings (Loss)	(546,694)
Net Assets	4,627,691

ETF Shares—Net Assets
Applicable to 16,702,230 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,131,792
Net Asset Value Per Share—ETF Shares	$247.38

Admiral Shares—Net Assets
Applicable to 3,872,806 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	495,899
Net Asset Value Per Share—Admiral Shares	$128.05

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends	24,033
Interest[1]	76
Securities Lending—Net	1,027
Total Income	25,136
Expenses
The Vanguard Group—Note B
Investment Advisory Services	55
Management and Administrative— ETF Shares	1,811
Management and Administrative— Admiral Shares	218
Marketing and Distribution— ETF Shares	113
Marketing and Distribution— Admiral Shares	13
Custodian Fees	11
Shareholders’ Reports—ETF Shares	77
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	2,309
Net Investment Income	22,827
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	78,710
Swap Contracts	2,379
Realized Net Gain (Loss)	81,089
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(304,578)
Swap Contracts	(29)
Change in Unrealized Appreciation (Depreciation)	(304,607)
Net Increase (Decrease) in Net Assets Resulting from Operations	(200,691)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $76,000, $2,000, less than $1,000, and $4,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $157,595,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	22,827	52,090
Realized Net Gain (Loss)	81,089	927,803
Change in Unrealized Appreciation (Depreciation)	(304,607)	(2,398,610)
Net Increase (Decrease) in Net Assets Resulting from Operations	(200,691)	(1,418,717)
Distributions
ETF Shares	(21,656)	(64,707)
Admiral Shares	(2,458)	(7,212)
Total Distributions	(24,114)	(71,919)
Capital Share Transactions
ETF Shares	(301,951)	(678,371)
Admiral Shares	(6,694)	(80,670)
Net Increase (Decrease) from Capital Share Transactions	(308,645)	(759,041)
Total Increase (Decrease)	(533,450)	(2,249,677)
Net Assets
Beginning of Period	5,161,141	7,410,818
End of Period	4,627,691	5,161,141

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$256.97	$320.99	$246.86	$178.51	$180.85	$141.74
Investment Operations
Net Investment Income[1]	1.182	2.329	1.724	1.998	2.052	2.066
Net Realized and Unrealized Gain (Loss) on Investments	(9.546)	(63.227)	76.697	68.603	(2.391)	39.031
Total from Investment Operations	(8.364)	(60.898)	78.421	70.601	(.339)	41.097
Distributions
Dividends from Net Investment Income	(1.226)	(3.122)	(4.291)	(2.251)	(2.001)	(1.987)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.226)	(3.122)	(4.291)	(2.251)	(2.001)	(1.987)
Net Asset Value, End of Period	$247.38	$256.97	$320.99	$246.86	$178.51	$180.85
Total Return	-3.23%	-19.11%	32.39%	39.98%	-0.14%	29.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,132	$4,638	$6,658	$4,026	$3,049	$3,199
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.91%	0.78%	0.60%	1.06%	1.20%	1.28%
Portfolio Turnover Rate[2]	4%	9%	8%	10%	9%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$133.01	$166.15	$127.78	$92.40	$93.61	$73.36
Investment Operations
Net Investment Income[1]	.612	1.211	.889	1.033	1.058	1.073
Net Realized and Unrealized Gain (Loss) on Investments	(4.937)	(32.737)	39.704	35.512	(1.232)	20.205
Total from Investment Operations	(4.325)	(31.526)	40.593	36.545	(.174)	21.278
Distributions
Dividends from Net Investment Income	(.635)	(1.614)	(2.223)	(1.165)	(1.036)	(1.028)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.635)	(1.614)	(2.223)	(1.165)	(1.036)	(1.028)
Net Asset Value, End of Period	$128.05	$133.01	$166.15	$127.78	$92.40	$93.61
Total Return[2]	-3.23%	-19.11%	32.39%	40.01%	-0.14%	29.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$496	$523	$753	$437	$321	$328
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.91%	0.79%	0.60%	1.06%	1.20%	1.28%
Portfolio Turnover Rate[3]	4%	9%	8%	10%	9%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Notes to Financial Statements
Vanguard Consumer Discretionary Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Consumer Discretionary Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Consumer Discretionary Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $166,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,616,897	—	—	4,616,897
Temporary Cash Investments	32,055	—	—	32,055
Total	4,648,952	—	—	4,648,952
Derivative Financial Instruments
Liabilities
Swap Contracts	—	29	—	29
D.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,945,402
Gross Unrealized Appreciation	464,456
Gross Unrealized Depreciation	(760,906)
Net Unrealized Appreciation (Depreciation)	(296,450)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $343,689,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Consumer Discretionary Index Fund
E.	During the six months ended February 28, 2023, the fund purchased $410,425,000 of investment securities and sold $722,226,000 of investment securities, other than temporary cash investments. Purchases and sales include $215,281,000 and $511,785,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $242,000 and sales were $3,397,000, resulting in net realized loss of $630,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	216,440	879	1,566,104	5,181
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(518,391)	(2,225)	(2,244,475)	(7,875)
Net Increase (Decrease)—ETF Shares	(301,951)	(1,346)	(678,371)	(2,694)
Admiral Shares
Issued	54,691	433	200,157	1,252
Issued in Lieu of Cash Distributions	2,102	17	6,292	40
Redeemed	(63,487)	(513)	(287,119)	(1,886)
Net Increase (Decrease)—Admiral Shares	(6,694)	(63)	(80,670)	(594)
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

Consumer Staples Index Fund
Fund Allocation
As of February 28, 2023
Beverages	24.6%
Food & Staples Retailing	22.7
Food Products	21.0
Household Products	19.2
Personal Products	4.2
Tobacco	8.3
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Consumer Staples Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Beverages (24.5%)
	Coca-Cola Co.	11,599,441	690,283
	PepsiCo Inc.	3,886,751	674,468
*	Monster Beverage Corp.	1,320,297	134,353
	Constellation Brands Inc. Class A	551,742	123,425
	Keurig Dr Pepper Inc.	2,632,303	90,946
	Brown-Forman Corp. Class B	1,069,505	69,379
	Molson Coors Beverage Co. Class B	715,281	38,046
*	Celsius Holdings Inc.	204,608	18,578
	Coca-Cola Consolidated Inc.	30,432	16,946
*	Boston Beer Co. Inc. Class A	48,172	15,598
	MGP Ingredients Inc.	118,970	12,068
*	National Beverage Corp.	209,262	9,762
*	Duckhorn Portfolio Inc.	477,351	7,280
*	Vita Coco Co. Inc.	176,094	2,978
*,1	Vintage Wine Estates Inc.	394,385	603
			1,904,713
Food & Staples Retailing (22.7%)
	Costco Wholesale Corp.	1,235,002	597,963
	Walmart Inc.	4,144,048	588,993
	Sysco Corp.	1,700,000	126,769
	Kroger Co.	2,340,266	100,959
	Walgreens Boots Alliance Inc.	2,504,319	88,978
*	BJ's Wholesale Club Holdings Inc.	528,443	37,942
*	Performance Food Group Co.	622,193	35,210
*	US Foods Holding Corp.	838,144	31,455
	Casey's General Stores Inc.	149,395	31,067
*	Sprouts Farmers Market Inc.	566,093	17,147
*	United Natural Foods Inc.	365,674	14,894
*	Grocery Outlet Holding Corp.	490,236	13,261
	Andersons Inc.	269,478	12,296
	PriceSmart Inc.	175,125	12,210
	Albertsons Cos. Inc. Class A	598,121	11,891
	Ingles Markets Inc. Class A	123,252	11,019
	Weis Markets Inc.	142,132	10,865
*	Chefs' Warehouse Inc.	299,179	9,738
	SpartanNash Co.	334,924	8,963
			1,761,620
Food Products (20.9%)
	Mondelez International Inc. Class A	4,469,993	291,354
	General Mills Inc.	1,993,126	158,474
		Shares	Market Value• ($000)
	Archer-Daniels-Midland Co.	1,844,371	146,812
	Hershey Co.	496,934	118,429
	Kraft Heinz Co.	2,123,085	82,673
	McCormick & Co. Inc.	862,661	64,113
	Conagra Brands Inc.	1,730,437	63,005
	Tyson Foods Inc. Class A	1,005,333	59,556
	Kellogg Co.	901,935	59,474
	J M Smucker Co.	389,695	57,632
	Lamb Weston Holdings Inc.	533,885	53,730
	Bunge Ltd.	544,884	52,036
	Hormel Foods Corp.	1,075,358	47,724
	Campbell Soup Co.	794,249	41,714
*	Darling Ingredients Inc.	604,651	38,256
	Ingredion Inc.	278,033	27,637
	Flowers Foods Inc.	864,745	24,109
*	Post Holdings Inc.	245,399	22,076
	Lancaster Colony Corp.	100,221	19,241
*	Hostess Brands Inc. Class A	747,264	18,457
*	Simply Good Foods Co.	465,971	17,842
*	Freshpet Inc.	268,363	16,687
*	TreeHouse Foods Inc.	315,941	15,415
	Cal-Maine Foods Inc.	248,243	14,100
	J & J Snack Foods Corp.	92,968	13,128
	Fresh Del Monte Produce Inc.	343,025	10,730
*,1	Beyond Meat Inc.	579,302	10,335
	John B Sanfilippo & Son Inc.	110,552	9,924
*	Hain Celestial Group Inc.	546,049	9,736
	Utz Brands Inc.	586,083	9,612
	Tootsie Roll Industries Inc.	205,023	9,027
*	Pilgrim's Pride Corp.	364,305	8,521
	B&G Foods Inc.	639,291	8,100
	Calavo Growers Inc.	200,135	6,458
*	Mission Produce Inc.	522,394	6,018
*	Sovos Brands Inc.	385,182	5,034
*	Vital Farms Inc.	257,542	4,162
*	Benson Hill Inc.	1,439,433	3,210
*,1	Tattooed Chef Inc.	626,788	790
			1,625,331
Household Products (19.1%)
	Procter & Gamble Co.	6,908,665	950,356
	Colgate-Palmolive Co.	2,627,070	192,564
	Kimberly-Clark Corp.	1,124,256	140,588
	Church & Dwight Co. Inc.	851,483	71,337
	Clorox Co.	373,073	57,990
	Spectrum Brands Holdings Inc.	241,368	15,452
	Energizer Holdings Inc.	417,769	15,136
	WD-40 Co.	74,523	12,925
*	Central Garden & Pet Co. Class A	302,650	11,631
	Reynolds Consumer Products Inc.	421,897	11,577
		Shares	Market Value• ($000)
*	Central Garden & Pet Co.	126,395	5,119
			1,484,675
Personal Products (4.3%)
	Estee Lauder Cos. Inc. Class A	757,816	184,187
*	BellRing Brands Inc.	674,418	20,826
*	Coty Inc. Class A	1,753,536	19,815
*	elf Beauty Inc.	261,900	19,577
	Inter Parfums Inc.	126,135	15,188
	Edgewell Personal Care Co.	321,145	13,713
*	Herbalife Nutrition Ltd.	637,414	12,334
	Nu Skin Enterprises Inc. Class A	300,167	11,959
*	Beauty Health Co.	826,344	10,420
	Medifast Inc.	84,127	9,433
*	USANA Health Sciences Inc.	137,561	8,361
*,1	Veru Inc.	813,329	3,217
			329,030
Tobacco (8.3%)
	Philip Morris International Inc.	3,526,218	343,101
	Altria Group Inc.	5,874,611	272,758
	Vector Group Ltd.	949,581	12,601
	Universal Corp.	199,521	10,094
	Turning Point Brands Inc.	190,460	4,552
			643,106
Total Common Stocks (Cost $7,179,517)			7,748,475
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 4.640% (Cost $31,537)	315,446	31,542
Total Investments (100.2%) (Cost $7,211,054)			7,780,017
Other Assets and Liabilities—Net (-0.2%)			(12,917)
Net Assets (100.0%)			7,767,100
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,753,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $14,943,000 was received for securities on loan, of which $14,939,000 is held in Vanguard Market Liquidity Fund and $4,000 is held in cash.

Consumer Staples Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	8/31/23	BANA	9,326	(4.569)	40	—
Kraft Heinz Co.	8/31/23	BANA	14,408	(4.569)	—	(53)
					40	(53)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Statement of Assets and Liabilities
As of February 28, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,179,517)	7,748,475
Affiliated Issuers (Cost $31,537)	31,542
Total Investments in Securities	7,780,017
Investment in Vanguard	284
Cash	4
Receivables for Investment Securities Sold	100,619
Receivables for Accrued Income	6,795
Receivables for Capital Shares Issued	486
Unrealized Appreciation—Over-the-Counter Swap Contracts	40
Total Assets	7,888,245
Liabilities
Due to Custodian	1,085
Payables for Investment Securities Purchased	51,890
Collateral for Securities on Loan	14,943
Payables for Capital Shares Redeemed	52,892
Payables to Vanguard	282
Unrealized Depreciation—Over-the-Counter Swap Contracts	53
Total Liabilities	121,145
Net Assets	7,767,100
1 Includes $12,753,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	7,271,216
Total Distributable Earnings (Loss)	495,884
Net Assets	7,767,100

ETF Shares—Net Assets
Applicable to 35,035,407 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,554,820
Net Asset Value Per Share—ETF Shares	$187.09

Admiral Shares—Net Assets
Applicable to 13,141,427 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,212,280
Net Asset Value Per Share—Admiral Shares	$92.25

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends	97,583
Interest[1]	136
Securities Lending—Net	2,252
Total Income	99,971
Expenses
The Vanguard Group—Note B
Investment Advisory Services	94
Management and Administrative— ETF Shares	2,835
Management and Administrative— Admiral Shares	537
Marketing and Distribution— ETF Shares	147
Marketing and Distribution— Admiral Shares	33
Custodian Fees	73
Shareholders’ Reports—ETF Shares	146
Shareholders’ Reports—Admiral Shares	11
Trustees’ Fees and Expenses	2
Other Expenses	6
Total Expenses	3,884
Expenses Paid Indirectly	(1)
Net Expenses	3,883
Net Investment Income	96,088
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	125,914
Swap Contracts	(149)
Realized Net Gain (Loss)	125,765
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(199,466)
Swap Contracts	(84)
Change in Unrealized Appreciation (Depreciation)	(199,550)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,303
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $135,000, $2,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $155,839,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	96,088	171,173
Realized Net Gain (Loss)	125,765	423,016
Change in Unrealized Appreciation (Depreciation)	(199,550)	(412,612)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,303	181,577
Distributions
ETF Shares	(91,110)	(141,845)
Admiral Shares	(16,673)	(22,409)
Total Distributions	(107,783)	(164,254)
Capital Share Transactions
ETF Shares	(117,219)	813,055
Admiral Shares	(2,567)	387,987
Net Increase (Decrease) from Capital Share Transactions	(119,786)	1,201,042
Total Increase (Decrease)	(205,266)	1,218,365
Net Assets
Beginning of Period	7,972,366	6,754,001
End of Period	7,767,100	7,972,366

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$188.63	$187.61	$167.31	$154.72	$140.13	$140.15
Investment Operations
Net Investment Income[1]	2.310	4.356	4.385	3.992	3.896	3.603
Net Realized and Unrealized Gain (Loss) on Investments	(1.260)	.907	20.341	12.658	14.346	(.033)
Total from Investment Operations	1.050	5.263	24.726	16.650	18.242	3.570
Distributions
Dividends from Net Investment Income	(2.590)	(4.243)	(4.427)	(4.060)	(3.652)	(3.590)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.590)	(4.243)	(4.427)	(4.060)	(3.652)	(3.590)
Net Asset Value, End of Period	$187.09	$188.63	$187.61	$167.31	$154.72	$140.13
Total Return	0.57%	2.83%	15.01%	11.01%	13.24%	2.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,555	$6,747	$5,908	$5,712	$5,296	$3,983
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.43%	2.27%	2.50%	2.58%	2.71%	2.60%
Portfolio Turnover Rate[3]	3%	5%	8%	3%	6%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$93.01	$92.51	$82.50	$76.29	$69.09	$69.10
Investment Operations
Net Investment Income[1]	1.136	2.147	2.160	1.973	1.923	1.776
Net Realized and Unrealized Gain (Loss) on Investments	(.619)	.448	10.032	6.239	7.076	(.018)
Total from Investment Operations	.517	2.595	12.192	8.212	8.999	1.758
Distributions
Dividends from Net Investment Income	(1.277)	(2.095)	(2.183)	(2.002)	(1.799)	(1.768)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.277)	(2.095)	(2.183)	(2.002)	(1.799)	(1.768)
Net Asset Value, End of Period	$92.25	$93.01	$92.51	$82.50	$76.29	$69.09
Total Return[2]	0.57%	2.85%	15.04%	11.03%	13.24%	2.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,212	$1,225	$846	$791	$710	$587
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.42%	2.27%	2.50%	2.59%	2.71%	2.60%
Portfolio Turnover Rate[4]	3%	5%	8%	3%	6%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Notes to Financial Statements
Vanguard Consumer Staples Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Consumer Staples Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Consumer Staples Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $284,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,748,475	—	—	7,748,475
Temporary Cash Investments	31,542	—	—	31,542
Total	7,780,017	—	—	7,780,017
Derivative Financial Instruments
Assets
Swap Contracts	—	40	—	40
Liabilities
Swap Contracts	—	53	—	53
E.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,224,685
Gross Unrealized Appreciation	944,913
Gross Unrealized Depreciation	(389,581)
Net Unrealized Appreciation (Depreciation)	555,332
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $202,385,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital

Consumer Staples Index Fund
losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2023, the fund purchased $587,571,000 of investment securities and sold $730,077,000 of investment securities, other than temporary cash investments. Purchases and sales include $383,566,000 and $531,965,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $457,000 and sales were $880,000, resulting in net realized loss of $9,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	419,101	2,218	2,200,339	11,477
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(536,320)	(2,950)	(1,387,284)	(7,200)
Net Increase (Decrease)—ETF Shares	(117,219)	(732)	813,055	4,277
Admiral Shares
Issued	177,420	1,914	636,063	6,644
Issued in Lieu of Cash Distributions	14,761	161	18,698	204
Redeemed	(194,748)	(2,110)	(266,774)	(2,818)
Net Increase (Decrease)—Admiral Shares	(2,567)	(35)	387,987	4,030
H.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

Energy Index Fund
Fund Allocation
As of February 28, 2023
Coal & Consumable Fuels	0.7%
Integrated Oil & Gas	41.0
Oil & Gas Drilling	1.2
Oil & Gas Equipment & Services	10.2
Oil & Gas Exploration & Production	27.2
Oil & Gas Refining & Marketing	10.4
Oil & Gas Storage & Transportation	9.3
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Energy Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Coal & Consumable Fuels (0.7%)
*	Peabody Energy Corp.	663,127	18,103
[1]	Arch Resources Inc.	104,058	16,374
	CONSOL Energy Inc.	197,804	10,826
[1]	Enviva Inc.	207,427	9,035
*,1	Uranium Energy Corp.	2,205,538	8,160
*	Centrus Energy Corp. Class A	110,367	4,946
			67,444
Integrated Oil & Gas (40.8%)
	Exxon Mobil Corp.	20,343,900	2,235,998
	Chevron Corp.	9,782,641	1,572,755
	Occidental Petroleum Corp.	4,826,028	282,613
			4,091,366
Oil & Gas Drilling (1.2%)
*	Transocean Ltd. (XNYS)	3,884,166	27,150
	Helmerich & Payne Inc.	588,479	24,763
*	Noble Corp. plc	573,028	23,890
	Patterson-UTI Energy Inc.	1,240,607	16,996
*	Valaris Ltd.	143,982	9,683
*	Nabors Industries Ltd. (XNYS)	57,820	8,691
*	Diamond Offshore Drilling Inc.	701,589	8,335
			119,508
Oil & Gas Equipment & Services (10.2%)
	Schlumberger Ltd.	7,477,012	397,852
	Halliburton Co.	4,817,101	174,524
	Baker Hughes Co. Class A	5,383,260	164,728
	NOV Inc.	2,148,430	47,008
*	TechnipFMC plc	2,400,655	36,706
	ChampionX Corp.	1,127,035	34,453
*	Weatherford International plc	348,709	23,231
	Cactus Inc. Class A	352,452	16,195
*	Tidewater Inc.	281,139	13,731
*	Oceaneering International Inc.	624,196	13,039
	Liberty Energy Inc. Class A	794,730	12,120
*	NexTier Oilfield Solutions Inc.	1,206,078	11,011
*	Expro Group Holdings NV	469,244	10,666
	Archrock Inc.	929,648	10,291
*	Dril-Quip Inc.	243,598	8,343
*	Helix Energy Solutions Group Inc.	985,335	8,159
	Core Laboratories NV	329,241	7,859
*	US Silica Holdings Inc.	532,085	6,460
*	DMC Global Inc.	194,006	5,194
	RPC Inc.	588,738	5,163
*	ProPetro Holding Corp.	574,382	5,060
*	Bristow Group Inc.	139,556	3,801
		Shares	Market Value• ($000)
*,1	ProFrac Holding Corp. Class A	152,188	2,911
			1,018,505
Oil & Gas Exploration & Production (27.2%)
	ConocoPhillips	6,574,413	679,466
	EOG Resources Inc.	3,097,772	350,110
	Pioneer Natural Resources Co.	1,201,420	240,777
	Devon Energy Corp.	3,301,209	178,001
	Hess Corp.	1,278,598	172,227
	Diamondback Energy Inc.	901,590	126,745
	Coterra Energy Inc.	4,253,828	106,218
	Marathon Oil Corp.	3,698,883	93,027
	APA Corp.	1,767,843	67,850
	Texas Pacific Land Corp.	33,199	59,100
	Ovintiv Inc. (XNYS)	1,370,627	58,622
	EQT Corp.	1,498,994	49,737
	Chesapeake Energy Corp.	598,643	48,376
*	Antero Resources Corp.	1,499,547	39,288
	Range Resources Corp.	1,447,171	38,987
	PDC Energy Inc.	532,827	35,758
	Matador Resources Co.	650,965	35,015
	Murphy Oil Corp.	815,801	31,833
	Chord Energy Corp.	219,494	29,548
*	Southwestern Energy Co.	4,966,305	26,321
*	Denbury Inc.	280,895	23,418
	Civitas Resources Inc.	319,511	22,420
	Magnolia Oil & Gas Corp. Class A	964,882	21,083
*	Kosmos Energy Ltd.	2,663,276	20,960
	SM Energy Co.	692,636	20,440
*	CNX Resources Corp.	1,093,885	16,791
	California Resources Corp.	316,185	13,343
	Permian resources Corp. Class A	1,226,837	13,262
	Northern Oil and Gas Inc.	405,528	12,588
*	Callon Petroleum Co.	305,631	11,846
	Viper Energy Partners LP	368,765	10,558
[1]	Sitio Royalties Corp. Class A	443,022	10,415
	Comstock Resources Inc.	606,242	7,360
*	Talos Energy Inc.	389,096	6,930
	Ranger Oil Corp. Class A	144,915	6,014
[1]	Kimbell Royalty Partners LP	383,273	5,914
*	Gulfport Energy Corp.	84,804	5,607
*	Tellurian Inc.	3,471,140	5,172
*	Earthstone Energy Inc. Class A	366,015	5,106
	Berry Corp.	500,601	4,721
*	W&T Offshore Inc.	817,569	4,587
[1]	Crescent Energy Inc. Class A	333,347	3,847
		Shares	Market Value• ($000)
*	Vitesse Energy Inc.	103,651	1,802
			2,721,190
Oil & Gas Refining & Marketing (10.3%)
	Marathon Petroleum Corp.	2,788,732	344,687
	Valero Energy Corp.	2,132,992	280,979
	Phillips 66	2,548,408	261,365
	HF Sinclair Corp.	889,113	44,207
	PBF Energy Inc. Class A	553,901	24,211
*	Green Plains Inc.	365,777	12,681
	World Fuel Services Corp.	387,159	10,627
	Delek US Holdings Inc.	397,445	10,004
*	Par Pacific Holdings Inc.	327,642	9,102
	New Fortress Energy Inc. Class A	258,788	8,537
*	Clean Energy Fuels Corp.	1,265,814	7,089
	CVR Energy Inc.	212,149	6,731
*,1	Vertex Energy Inc.	585,834	5,548
*	REX American Resources Corp.	140,191	4,628
*	Gevo Inc.	2,203,088	4,076
			1,034,472
Oil & Gas Storage & Transportation (9.3%)
	Williams Cos. Inc.	6,464,848	194,592
	Cheniere Energy Inc.	1,195,482	188,097
	Kinder Morgan Inc.	10,816,092	184,522
	ONEOK Inc.	2,377,779	155,626
	Targa Resources Corp.	1,155,738	85,640
	DTE Midstream LLC	539,310	27,073
	Antero Midstream Corp.	1,790,092	18,868
	EnLink Midstream LLC	1,523,978	17,160
[1]	Plains GP Holdings LP Class A	1,157,015	16,094
	Equitrans Midstream Corp.	2,412,413	14,547
	International Seaways Inc.	240,057	12,349
[1]	Hess Midstream LP Class A	287,979	7,896
[1]	Kinetik Holdings Inc. Class A	145,973	4,343
*	NextDecade Corp.	605,515	4,275
	Excelerate Energy Inc. Class A	160,385	3,466
			934,548
Total Common Stocks (Cost $8,647,338)			9,987,033

Energy Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 4.640% (Cost $22,737)	227,408	22,738
Total Investments (99.9%) (Cost $8,670,075)			10,009,771
Other Assets and Liabilities—Net (0.1%)			11,867
Net Assets (100.0%)			10,021,638
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,942,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $22,689,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
EQT Corp.	8/31/23	BANA	9,954	(4.569)	10	—
Hess Corp.	1/31/24	GSI	29,202	(4.573)	—	(2,310)
					10	(2,310)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At February 28, 2023, the counterparties had deposited in segregated accounts securities with a value of $670,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Statement of Assets and Liabilities
As of February 28, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,647,338)	9,987,033
Affiliated Issuers (Cost $22,737)	22,738
Total Investments in Securities	10,009,771
Investment in Vanguard	384
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,450
Receivables for Investment Securities Sold	292,987
Receivables for Accrued Income	47,929
Receivables for Capital Shares Issued	1,203
Unrealized Appreciation—Over-the-Counter Swap Contracts	10
Total Assets	10,353,734
Liabilities
Due to Custodian	6,258
Payables for Investment Securities Purchased	89,805
Collateral for Securities on Loan	22,689
Payables for Capital Shares Redeemed	210,672
Payables to Vanguard	362
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,310
Total Liabilities	332,096
Net Assets	10,021,638
1 Includes $21,942,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	9,484,627
Total Distributable Earnings (Loss)	537,011
Net Assets	10,021,638

ETF Shares—Net Assets
Applicable to 68,843,479 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,029,952
Net Asset Value Per Share—ETF Shares	$116.64

Admiral Shares—Net Assets
Applicable to 34,181,376 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,991,686
Net Asset Value Per Share—Admiral Shares	$58.27

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	195,967
Interest[2]	597
Securities Lending—Net	140
Total Income	196,704
Expenses
The Vanguard Group—Note B
Investment Advisory Services	125
Management and Administrative— ETF Shares	3,629
Management and Administrative— Admiral Shares	950
Marketing and Distribution— ETF Shares	208
Marketing and Distribution— Admiral Shares	57
Custodian Fees	18
Shareholders’ Reports—ETF Shares	170
Shareholders’ Reports—Admiral Shares	10
Trustees’ Fees and Expenses	2
Other Expenses	6
Total Expenses	5,175
Expenses Paid Indirectly	(18)
Net Expenses	5,157
Net Investment Income	191,547
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	490,962
Swap Contracts	6,341
Realized Net Gain (Loss)	497,303
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(169,436)
Swap Contracts	(5,108)
Change in Unrealized Appreciation (Depreciation)	(174,544)
Net Increase (Decrease) in Net Assets Resulting from Operations	514,306
1	Dividends are net of foreign withholding taxes of $1,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $597,000, $5,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $500,101,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	191,547	329,927
Realized Net Gain (Loss)	497,303	1,348,925
Change in Unrealized Appreciation (Depreciation)	(174,544)	2,695,802
Net Increase (Decrease) in Net Assets Resulting from Operations	514,306	4,374,654
Distributions
ETF Shares	(180,591)	(276,138)
Admiral Shares	(45,251)	(61,049)
Total Distributions	(225,842)	(337,187)
Capital Share Transactions
ETF Shares	(57,481)	(248,367)
Admiral Shares	(15,603)	111,245
Net Increase (Decrease) from Capital Share Transactions	(73,084)	(137,122)
Total Increase (Decrease)	215,380	3,900,345
Net Assets
Beginning of Period	9,806,258	5,905,913
End of Period	10,021,638	9,806,258

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$113.45	$67.99	$47.90	$75.75	$103.13	$85.71
Investment Operations
Net Investment Income[1]	2.203	3.625	2.802	2.957	2.769	2.519
Net Realized and Unrealized Gain (Loss) on Investments	3.585	45.526	19.789	(28.064)	(27.449)	17.837
Total from Investment Operations	5.788	49.151	22.591	(25.107)	(24.680)	20.356
Distributions
Dividends from Net Investment Income	(2.598)	(3.691)	(2.501)	(2.743)	(2.700)	(2.936)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.598)	(3.691)	(2.501)	(2.743)	(2.700)	(2.936)
Net Asset Value, End of Period	$116.64	$113.45	$67.99	$47.90	$75.75	$103.13
Total Return	5.26%	74.07%	48.07%	-33.87%	-24.34%	24.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,030	$7,862	$4,806	$2,720	$3,029	$4,288
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.40%	3.80%	4.54%	4.91%	3.15%	2.56%
Portfolio Turnover Rate[3]	3%	6%	5%	8%	7%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$56.67	$33.97	$23.93	$37.84	$51.52	$42.82
Investment Operations
Net Investment Income[1]	1.097	1.829	1.435	1.461	1.388	1.249
Net Realized and Unrealized Gain (Loss) on Investments	1.801	22.715	9.855	(14.001)	(13.720)	8.916
Total from Investment Operations	2.898	24.544	11.290	(12.540)	(12.332)	10.165
Distributions
Dividends from Net Investment Income	(1.298)	(1.844)	(1.250)	(1.370)	(1.348)	(1.465)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.298)	(1.844)	(1.250)	(1.370)	(1.348)	(1.465)
Net Asset Value, End of Period	$58.27	$56.67	$33.97	$23.93	$37.84	$51.52
Total Return[2]	5.32%	73.97%	48.18%	-33.82%	-24.33%	24.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,992	$1,944	$1,100	$407	$468	$642
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.38%	3.83%	4.52%	4.84%	3.15%	2.56%
Portfolio Turnover Rate[4]	3%	6%	5%	8%	7%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Notes to Financial Statements
Vanguard Energy Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Energy Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Energy Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $384,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $18,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,987,033	—	—	9,987,033
Temporary Cash Investments	22,738	—	—	22,738
Total	10,009,771	—	—	10,009,771
Derivative Financial Instruments
Assets
Swap Contracts	—	10	—	10
Liabilities
Swap Contracts	—	2,310	—	2,310
E.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,710,504
Gross Unrealized Appreciation	1,691,955
Gross Unrealized Depreciation	(392,688)
Net Unrealized Appreciation (Depreciation)	1,299,267
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $1,307,727,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital

Energy Index Fund
losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2023, the fund purchased $1,423,568,000 of investment securities and sold $1,518,840,000 of investment securities, other than temporary cash investments. Purchases and sales include $848,751,000 and $1,184,403,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $4,795,000 and sales were $2,241,000, resulting in net realized loss of $330,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,131,893	9,616	3,288,003	35,250
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,189,374)	(10,075)	(3,536,370)	(36,625)
Net Increase (Decrease)—ETF Shares	(57,481)	(459)	(248,367)	(1,375)
Admiral Shares
Issued	491,030	8,249	1,232,945	24,911
Issued in Lieu of Cash Distributions	40,481	753	54,811	1,248
Redeemed	(547,114)	(9,126)	(1,176,511)	(24,249)
Net Increase (Decrease)—Admiral Shares	(15,603)	(124)	111,245	1,910
H.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

Financials Index Fund
Fund Allocation
As of February 28, 2023
Banks	35.5%
Capital Markets	27.3
Consumer Finance	5.2
Diversified Financial Services	9.6
Insurance	20.4
Mortgage Real Estate Investment Trusts (REITs)	1.1
Thrifts & Mortgage Finance	0.9
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Financials Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Banks (35.4%)
	JPMorgan Chase & Co.	6,052,338	867,603
	Bank of America Corp.	14,898,206	511,008
	Wells Fargo & Co.	7,862,602	367,734
	Citigroup Inc.	3,996,725	202,594
	US Bancorp	2,912,717	139,024
	PNC Financial Services Group Inc.	832,269	131,432
	Truist Financial Corp.	2,737,969	128,548
	M&T Bank Corp.	356,234	55,320
	Fifth Third Bancorp	1,416,679	51,425
	First Republic Bank	377,475	46,433
	Huntington Bancshares Inc.	2,977,764	45,619
	Regions Financial Corp.	1,928,496	44,973
	Citizens Financial Group Inc.	1,015,305	42,399
	KeyCorp	1,925,790	35,223
*	SVB Financial Group	121,966	35,140
	First Horizon Corp.	1,107,687	27,437
	East West Bancorp Inc.	291,498	22,215
	Webster Financial Corp.	359,167	19,079
	Comerica Inc.	270,749	18,980
	Western Alliance Bancorp	224,784	16,688
	Cullen/Frost Bankers Inc.	126,258	16,643
	First Citizens BancShares Inc. Class A	22,283	16,350
	Zions Bancorp NA	308,909	15,637
	Commerce Bancshares Inc.	233,414	15,440
	Signature Bank	130,140	14,973
	Prosperity Bancshares Inc.	188,479	13,851
	SouthState Corp.	156,628	12,637
	Synovus Financial Corp.	300,298	12,555
	Pinnacle Financial Partners Inc.	157,882	11,697
	Wintrust Financial Corp.	125,039	11,520
	United Bankshares Inc.	278,046	11,336
	Glacier Bancorp Inc.	228,011	10,803
	Popular Inc.	150,164	10,722
	Old National Bancorp	601,711	10,632
	Bank OZK	230,568	10,613
	FNB Corp.	726,816	10,372
	Valley National Bancorp	889,428	10,300
	First Financial Bankshares Inc.	278,363	10,210
	Cadence Bank	374,878	9,957
	Home BancShares Inc.	400,218	9,645
	Hancock Whitney Corp.	177,008	8,695
	UMB Financial Corp.	94,260	8,546
	Umpqua Holdings Corp.	449,676	7,941
	Independent Bank Corp. (XNGS)	94,364	7,519
	ServisFirst Bancshares Inc.	101,070	7,474
	United Community Banks Inc.	219,994	7,284
		Shares	Market Value• ($000)
	Associated Banc-Corp.	310,403	7,186
	First Hawaiian Inc.	261,994	7,166
	CVB Financial Corp.	287,773	6,886
*	Texas Capital Bancshares Inc.	102,835	6,811
	Community Bank System Inc.	111,357	6,798
	PacWest Bancorp	242,293	6,724
	BOK Financial Corp.	62,355	6,527
	First Interstate BancSystem Inc. Class A	183,503	6,522
	Ameris Bancorp	135,235	6,474
	Pacific Premier Bancorp Inc.	195,594	6,341
	Cathay General Bancorp	146,962	6,308
	Bank of Hawaii Corp.	82,232	6,156
	Fulton Financial Corp.	346,638	5,962
	Simmons First National Corp. Class A	260,136	5,783
	Atlantic Union Bankshares Corp.	154,003	5,769
	BankUnited Inc.	160,697	5,692
	International Bancshares Corp.	114,691	5,566
	First BanCorp (XNYS)	380,797	5,525
	Eastern Bankshares Inc.	330,261	5,178
	First Merchants Corp.	123,271	5,044
	First Financial Bancorp	197,075	4,856
	Columbia Banking System Inc.	161,011	4,787
	Washington Federal Inc.	133,777	4,692
	Seacoast Banking Corp. of Florida	151,144	4,611
	Independent Bank Group Inc.	76,857	4,524
	Banner Corp.	70,789	4,458
	WesBanco Inc.	122,587	4,432
	Towne Bank	141,058	4,278
	Heartland Financial USA Inc.	86,507	4,277
	Park National Corp.	33,231	4,246
	Renasant Corp.	114,137	4,107
	Enterprise Financial Services Corp.	72,924	3,971
	Lakeland Financial Corp.	52,343	3,749
	NBT Bancorp Inc.	88,435	3,590
	Hilltop Holdings Inc.	108,022	3,583
*	Bancorp Inc.	103,339	3,575
	Trustmark Corp.	119,324	3,508
	Stock Yards Bancorp Inc.	59,681	3,493
	Northwest Bancshares Inc.	246,832	3,411
	First Commonwealth Financial Corp.	211,287	3,383
	BancFirst Corp.	36,879	3,328
	Hope Bancorp Inc.	246,864	3,162
	TriCo Bancshares	61,320	3,097
	Westamerica BanCorp	55,953	3,084
	Pathward Financial Inc.	59,746	3,048
	City Holding Co.	30,967	3,041
		Shares	Market Value• ($000)
	Sandy Spring Bancorp Inc.	92,151	3,036
	First Bancorp (XNGS)	73,071	3,032
	S&T Bancorp Inc.	80,124	2,985
	OFG Bancorp	98,060	2,983
*	Triumph Financial Inc.	48,442	2,948
	Veritex Holdings Inc.	110,570	2,948
	FB Financial Corp.	78,166	2,946
	Eagle Bancorp Inc.	65,923	2,888
	OceanFirst Financial Corp.	120,797	2,865
	Stellar Bancorp Inc.	91,339	2,672
	First Busey Corp.	107,181	2,587
	Berkshire Hills Bancorp Inc.	88,755	2,579
	National Bank Holdings Corp. Class A	62,519	2,531
	Lakeland Bancorp Inc.	125,125	2,409
	Live Oak Bancshares Inc.	69,260	2,394
	Brookline Bancorp Inc.	182,191	2,361
	Southside Bancshares Inc.	61,607	2,353
	Origin Bancorp Inc.	60,478	2,293
	German American Bancorp Inc.	56,869	2,235
	Preferred Bank	30,704	2,162
*	Nicolet Bankshares Inc.	28,925	2,154
	Dime Community Bancshares Inc.	66,690	2,043
	Heritage Financial Corp.	73,282	2,042
	Banc of California Inc.	115,008	2,018
	Tompkins Financial Corp.	26,984	2,018
*	Customers Bancorp Inc.	63,550	1,957
	1st Source Corp.	38,099	1,898
	Premier Financial Corp.	73,403	1,822
	QCR Holdings Inc.	33,811	1,809
	Peoples Bancorp Inc.	57,912	1,802
	ConnectOne Bancorp Inc.	71,994	1,746
	Univest Financial Corp.	61,456	1,733
	First Foundation Inc.	104,193	1,570
	Heritage Commerce Corp.	126,464	1,531
	Washington Trust Bancorp Inc.	35,857	1,506
	Hanmi Financial Corp.	63,621	1,503
	Amerant Bancorp Inc.	52,371	1,487
	First Bancorp Inc. (XNMS)	47,053	1,473
	Community Trust Bancorp Inc.	32,317	1,382
*	CrossFirst Bankshares Inc.	92,969	1,316
	Cambridge Bancorp	16,222	1,290
	Peapack-Gladstone Financial Corp.	33,819	1,256
	Horizon Bancorp Inc.	81,883	1,246
	Camden National Corp.	30,251	1,245
	Central Pacific Financial Corp.	55,183	1,238
	HarborOne Bancorp Inc.	88,674	1,212

Financials Index Fund
		Shares	Market Value• ($000)
	Great Southern Bancorp Inc.	20,169	1,174
	First Mid Bancshares Inc.	37,650	1,167
	Flushing Financial Corp.	59,527	1,158
*	Metropolitan Bank Holding Corp.	20,463	1,142
	Midland States Bancorp Inc.	43,169	1,124
	Byline Bancorp Inc.	45,281	1,116
*	Coastal Financial Corp.	23,219	1,072
	Mercantile Bank Corp.	30,526	1,056
	Arrow Financial Corp.	33,579	1,023
	First Financial Corp.	23,180	1,019
	Bank of Marin Bancorp	34,146	990
	First Community Bankshares Inc.	31,218	975
	HomeStreet Inc.	38,123	962
*,1	Silvergate Capital Corp. Class A	64,798	901
	Republic Bancorp Inc. Class A	20,095	894
*	Carter Bankshares Inc.	51,122	888
	SmartFinancial Inc.	29,893	816
	Amalgamated Financial Corp.	32,753	771
	Capstar Financial Holdings Inc.	38,850	672
			3,441,359
Capital Markets (27.3%)
	Morgan Stanley	2,615,437	252,390
	Goldman Sachs Group Inc.	698,723	245,706
	S&P Global Inc.	687,092	234,436
	Charles Schwab Corp.	2,997,415	233,558
	BlackRock Inc.	309,891	213,648
	CME Group Inc.	742,269	137,587
	Blackstone Inc.	1,448,048	131,483
	Intercontinental Exchange Inc.	1,152,508	117,325
	Moody's Corp.	340,196	98,708
	MSCI Inc. Class A	164,977	86,143
	Bank of New York Mellon Corp.	1,584,450	80,617
	Ameriprise Financial Inc.	219,457	75,245
	State Street Corp.	757,131	67,142
	KKR & Co. Inc.	1,154,829	65,075
	T Rowe Price Group Inc.	461,123	51,775
	Raymond James Financial Inc.	399,676	43,349
	LPL Financial Holdings Inc.	164,239	40,987
	Nasdaq Inc.	709,540	39,777
	Northern Trust Corp.	408,584	38,926
	FactSet Research Systems Inc.	78,609	32,587
	Cboe Global Markets Inc.	218,886	27,617
	MarketAxess Holdings Inc.	77,657	26,516
	Ares Management Corp. Class A	321,999	25,963
	Franklin Resources Inc.	619,668	18,262
	Interactive Brokers Group Inc. Class A	201,118	17,318
*,1	Coinbase Global Inc. Class A	258,331	16,748
	Tradeweb Markets Inc. Class A	229,194	16,247
	Stifel Financial Corp.	219,304	14,656
	SEI Investments Co.	237,176	14,290
	Jefferies Financial Group Inc.	377,940	14,282
		Shares	Market Value• ($000)
	Carlyle Group Inc.	412,698	14,197
	Invesco Ltd.	703,622	12,426
	Affiliated Managers Group Inc.	77,698	12,386
	Morningstar Inc.	52,641	10,914
	Evercore Inc. Class A	75,830	9,947
	Houlihan Lokey Inc. Class A	103,300	9,886
	Janus Henderson Group plc	289,661	7,954
	Federated Hermes Inc.	174,539	6,868
[1]	Blue Owl Capital Inc. Class A	542,908	6,699
*	Focus Financial Partners Inc. Class A	122,334	6,344
	Hamilton Lane Inc. Class A	74,259	5,777
	Moelis & Co. Class A	132,771	5,687
	Piper Sandler Cos.	36,809	5,558
*	Robinhood Markets Inc. Class A	547,968	5,518
	Artisan Partners Asset Management Inc. Class A	141,458	4,664
	Cohen & Steers Inc.	55,657	4,027
	PJT Partners Inc. Class A	47,865	3,776
*	StoneX Group Inc.	35,115	3,541
	Virtu Financial Inc. Class A	173,229	3,184
	Virtus Investment Partners Inc.	14,898	3,135
	BGC Partners Inc. Class A	640,489	3,113
	StepStone Group Inc. Class A	102,051	2,919
*,1	Freedom Holding Corp.	37,440	2,724
	TPG Inc.	81,466	2,690
*	Avantax Inc.	89,041	2,546
*	Donnelley Financial Solutions Inc.	52,980	2,242
[1]	Cowen Inc. Class A	55,420	2,161
	Brightsphere Investment Group Inc.	69,957	1,754
*	Open Lending Corp. Class A	218,992	1,550
	WisdomTree Inc.	234,762	1,401
[1]	B Riley Financial Inc.	31,986	1,272
	Victory Capital Holdings Inc. Class A	34,687	1,178
	Diamond Hill Investment Group Inc.	6,184	1,080
	Perella Weinberg Partners Class A	87,834	888
	P10 Inc. Class A	81,048	873
	Bridge Investment Group Holdings Inc. Class A	54,530	741
	Associated Capital Group Inc. Class A	6,612	238
			2,650,221
Consumer Finance (5.1%)
	American Express Co.	1,310,703	228,049
	Capital One Financial Corp.	787,579	85,909
	Discover Financial Services	563,700	63,134
	Synchrony Financial	929,553	33,194
	Ally Financial Inc.	616,295	18,520
	OneMain Holdings Inc.	238,990	10,298
*,1	SoFi Technologies Inc.	1,244,432	8,213
	SLM Corp.	516,863	7,433
	FirstCash Holdings Inc.	81,656	7,206
		Shares	Market Value• ($000)
*,1	Credit Acceptance Corp.	13,247	5,886
	Navient Corp.	279,462	5,044
	Bread Financial Holdings Inc.	103,795	4,263
*	PRA Group Inc.	81,071	3,450
*	Enova International Inc.	65,768	3,206
*,1	Upstart Holdings Inc.	151,039	2,796
	Nelnet Inc. Class A	29,773	2,795
*	PROG Holdings Inc.	104,148	2,575
*	Encore Capital Group Inc.	48,056	2,484
*	LendingClub Corp.	216,135	2,032
*	Green Dot Corp. Class A	95,315	1,804
*	LendingTree Inc.	22,530	742
*,1	World Acceptance Corp.	7,142	667
*	NerdWallet Inc. Class A	28,870	596
	Curo Group Holdings Corp.	36,212	106
			500,402
Diversified Financial Services (9.6%)
*	Berkshire Hathaway Inc. Class B	2,686,490	819,863
	Apollo Global Management Inc.	826,590	58,605
	Equitable Holdings Inc.	763,737	23,996
	Voya Financial Inc.	200,576	14,941
	Jackson Financial Inc. Class A	102,352	4,645
*	Cannae Holdings Inc.	145,071	3,276
	Compass Diversified Holdings	133,625	2,909
	A-Mark Precious Metals Inc.	37,367	1,095
			929,330
Insurance (20.4%)
	Chubb Ltd.	856,402	180,718
	Progressive Corp.	1,207,160	173,252
	Marsh & McLennan Cos. Inc.	1,023,405	165,935
	Aon plc Class A (XNYS)	426,822	129,775
	MetLife Inc.	1,376,039	98,703
	American International Group Inc.	1,533,100	93,688
	Travelers Cos. Inc.	483,570	89,518
	Aflac Inc.	1,218,761	83,059
	Arthur J Gallagher & Co.	434,989	81,495
	Prudential Financial Inc.	759,387	75,939
	Allstate Corp.	546,997	70,442
	Willis Towers Watson plc	223,321	52,338
	Hartford Financial Services Group Inc.	656,253	51,371
	Principal Financial Group Inc.	504,819	45,212
	Cincinnati Financial Corp	308,138	37,192
*	Markel Corp.	27,777	36,940
*	Arch Capital Group Ltd.	488,127	34,169
	Everest Re Group Ltd.	80,716	30,993
	W R Berkley Corp.	438,268	29,009
	Brown & Brown Inc.	496,783	27,855
	Loews Corp.	416,484	25,443
	Globe Life Inc.	190,356	23,164
	Fidelity National Financial Inc.	533,526	21,266
	American Financial Group Inc.	148,975	19,979
	Reinsurance Group of America Inc.	137,850	19,915
	RenaissanceRe Holdings Ltd.	90,415	19,430
	Unum Group	409,528	18,244

Financials Index Fund
		Shares	Market Value• ($000)
	Old Republic International Corp.	596,694	15,735
	Primerica Inc.	76,089	14,605
	Kinsale Capital Group Inc.	45,241	14,418
	Assurant Inc.	108,910	13,874
	Selective Insurance Group Inc.	123,988	12,588
	Erie Indemnity Co. Class A	52,373	12,328
	First American Financial Corp.	213,085	12,099
	RLI Corp.	83,806	11,558
	Lincoln National Corp.	349,275	11,079
	Hanover Insurance Group Inc.	73,583	10,263
	Axis Capital Holdings Ltd.	166,185	10,091
*	Brighthouse Financial Inc.	142,664	8,250
	Kemper Corp.	132,466	8,160
	White Mountains Insurance Group Ltd.	5,302	7,654
*	Ryan Specialty Holdings Inc.	174,831	7,364
	Assured Guaranty Ltd.	117,573	7,338
*	Genworth Financial Inc. Class A	1,030,812	6,422
	American Equity Investment Life Holding Co.	150,343	6,262
	CNO Financial Group Inc.	236,638	6,063
*	Enstar Group Ltd.	23,170	5,665
*,1	Trupanion Inc.	72,381	4,298
*	BRP Group Inc. Class A	128,022	3,679
	Horace Mann Educators Corp.	85,773	3,170
*	Palomar Holdings Inc.	51,853	3,111
	Safety Insurance Group Inc.	31,037	2,504
	Employers Holdings Inc.	55,950	2,485
	Stewart Information Services Corp.	55,330	2,351
	ProAssurance Corp.	110,409	2,196
	AMERISAFE Inc.	40,172	2,191
	Argo Group International Holdings Ltd.	73,644	2,139
*	Goosehead Insurance Inc. Class A	41,494	1,936
	Mercury General Corp.	56,583	1,927
	James River Group Holdings Ltd.	78,428	1,890
*,1	Lemonade Inc.	90,443	1,474
	National Western Life Group Inc. Class A	4,868	1,313
	United Fire Group Inc.	45,841	1,308
*	MBIA Inc.	92,952	1,282
*	SiriusPoint Ltd.	178,476	1,267
[1]	HCI Group Inc.	15,545	816
		Shares	Market Value• ($000)
	Donegal Group Inc. Class A	34,520	531
*,1	Hippo Holdings Inc.	29,055	500
*	Oscar Health Inc. Class A	84,583	469
*,1	Hagerty Inc. Class A	50,742	456
			1,980,153
Mortgage Real Estate Investment Trusts (REITs) (1.1%)
[1]	Annaly Capital Management Inc.	966,198	19,981
	AGNC Investment Corp.	1,180,209	12,829
	Starwood Property Trust Inc.	636,915	12,203
	Rithm Capital Corp.	979,675	8,915
	Blackstone Mortgage Trust Inc. Class A	336,109	7,116
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	183,644	5,768
	Arbor Realty Trust Inc.	316,488	4,773
	Two Harbors Investment Corp.	197,288	3,269
	Apollo Commercial Real Estate Finance Inc.	279,659	3,213
	Chimera Investment Corp.	475,486	3,086
	Ladder Capital Corp. Class A	237,973	2,689
	Franklin BSP Realty Trust Inc. REIT	171,952	2,409
	PennyMac Mortgage Investment Trust	183,099	2,386
	Ready Capital Corp.	205,760	2,317
	Claros Mortgage Trust Inc.	159,424	2,222
	MFA Financial Inc. REIT	190,465	2,040
	New York Mortgage Trust Inc.	754,327	2,014
	Redwood Trust Inc.	235,388	1,791
	Ellington Financial Inc.	119,679	1,540
	KKR Real Estate Finance Trust Inc.	104,265	1,512
	ARMOUR Residential REIT Inc.	274,960	1,493
	Brightspire Capital Inc. Class A	198,137	1,464
	Broadmark Realty Capital Inc.	272,273	1,389
	Dynex Capital Inc.	92,366	1,222
	Ares Commercial Real Estate Corp.	104,850	1,186
	Invesco Mortgage Capital REIT	74,061	928
	TPG RE Finance Trust Inc.	109,118	926
	Orchid Island Capital Inc.	69,561	790
	Granite Point Mortgage Trust Inc.	108,455	650
			112,121
		Shares	Market Value• ($000)
Thrifts & Mortgage Finance (0.9%)
	New York Community Bancorp Inc.	1,407,773	12,501
	Essent Group Ltd.	222,320	9,549
	MGIC Investment Corp.	613,515	8,442
	Radian Group Inc.	324,430	6,927
*	Mr Cooper Group Inc.	137,850	6,400
	WSFS Financial Corp.	127,148	6,346
	Walker & Dunlop Inc.	64,792	5,652
	PennyMac Financial Services Inc.	87,850	5,312
*	Axos Financial Inc.	111,495	5,284
*	NMI Holdings Inc. Class A	163,981	3,827
	Provident Financial Services Inc.	149,232	3,485
	Federal Agricultural Mortgage Corp. Class C	19,084	2,707
	Capitol Federal Financial Inc.	272,453	2,286
[1]	Rocket Cos. Inc. Class A	251,633	1,978
*	Columbia Financial Inc.	80,935	1,708
	TrustCo Bank Corp. NY	38,036	1,425
	Northfield Bancorp Inc.	90,167	1,326
	Kearny Financial Corp.	121,588	1,221
	Merchants Bancorp	35,311	1,068
	Hingham Institution for Savings	2,734	778
	Southern Missouri Bancorp Inc.	16,059	743
			88,965
Total Common Stocks (Cost $9,346,132)			9,702,551
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 4.640% (Cost $39,958)	399,684	39,964
Total Investments (100.2%) (Cost $9,386,090)			9,742,515
Other Assets and Liabilities—Net (-0.2%)			(20,659)
Net Assets (100.0%)			9,721,856
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $31,224,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $31,931,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Financials Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arch Capital Group Ltd.	8/31/23	BANA	19,250	(4.569)	—	(63)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
At February 28, 2023, the counterparties had deposited in segregated accounts securities with a value of $1,003,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Statement of Assets and Liabilities
As of February 28, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $9,346,132)	9,702,551
Affiliated Issuers (Cost $39,958)	39,964
Total Investments in Securities	9,742,515
Investment in Vanguard	358
Cash	1,041
Receivables for Investment Securities Sold	46,022
Receivables for Accrued Income	10,924
Receivables for Capital Shares Issued	406
Total Assets	9,801,266
Liabilities
Payables for Investment Securities Purchased	34,164
Collateral for Securities on Loan	31,931
Payables for Capital Shares Redeemed	12,901
Payables to Vanguard	351
Unrealized Depreciation—Over-the-Counter Swap Contracts	63
Total Liabilities	79,410
Net Assets	9,721,856
1 Includes $31,224,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	9,370,874
Total Distributable Earnings (Loss)	350,982
Net Assets	9,721,856

ETF Shares—Net Assets
Applicable to 102,542,620 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,959,469
Net Asset Value Per Share—ETF Shares	$87.37

Admiral Shares—Net Assets
Applicable to 17,410,595 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	762,387
Net Asset Value Per Share—Admiral Shares	$43.79

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends	111,446
Interest[1]	140
Securities Lending—Net	1,056
Total Income	112,642
Expenses
The Vanguard Group—Note B
Investment Advisory Services	116
Management and Administrative— ETF Shares	3,822
Management and Administrative— Admiral Shares	329
Marketing and Distribution— ETF Shares	226
Marketing and Distribution— Admiral Shares	20
Shareholders’ Reports—ETF Shares	202
Shareholders’ Reports—Admiral Shares	7
Trustees’ Fees and Expenses	2
Other Expenses	5
Total Expenses	4,729
Net Investment Income	107,913
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	205,520
Swap Contracts	6,424
Realized Net Gain (Loss)	211,944
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	496,919
Swap Contracts	(63)
Change in Unrealized Appreciation (Depreciation)	496,856
Net Increase (Decrease) in Net Assets Resulting from Operations	816,713
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $140,000, $3,000, less than $1,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $231,027,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	107,913	235,116
Realized Net Gain (Loss)	211,944	983,234
Change in Unrealized Appreciation (Depreciation)	496,856	(2,794,528)
Net Increase (Decrease) in Net Assets Resulting from Operations	816,713	(1,576,178)
Distributions
ETF Shares	(114,470)	(223,491)
Admiral Shares	(9,546)	(16,712)
Total Distributions	(124,016)	(240,203)
Capital Share Transactions
ETF Shares	(356,455)	(585,784)
Admiral Shares	(11,921)	31,828
Net Increase (Decrease) from Capital Share Transactions	(368,376)	(553,956)
Total Increase (Decrease)	324,321	(2,370,337)
Net Assets
Beginning of Period	9,397,535	11,767,872
End of Period	9,721,856	9,397,535

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$81.31	$94.79	$61.18	$67.31	$71.60	$62.26
Investment Operations
Net Investment Income[1]	.948	1.852	1.676	1.652	1.539	1.298
Net Realized and Unrealized Gain (Loss) on Investments	6.200	(13.457)	33.519	(6.081)	(4.338)	9.307
Total from Investment Operations	7.148	(11.605)	35.195	(4.429)	(2.799)	10.605
Distributions
Dividends from Net Investment Income	(1.088)	(1.875)	(1.585)	(1.701)	(1.491)	(1.265)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.088)	(1.875)	(1.585)	(1.701)	(1.491)	(1.265)
Net Asset Value, End of Period	$87.37	$81.31	$94.79	$61.18	$67.31	$71.60
Total Return	8.93%	-12.43%	58.26%	-6.73%	-3.85%	17.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,959	$8,676	$10,946	$6,140	$7,222	$8,512
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.30%	2.03%	2.09%	2.53%	2.30%	1.87%
Portfolio Turnover Rate[2]	2%	6%	4%	5%	5%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$40.75	$47.51	$30.66	$33.73	$35.88	$31.20
Investment Operations
Net Investment Income[1]	.475	.931	.841	.828	.771	.651
Net Realized and Unrealized Gain (Loss) on Investments	3.110	(6.751)	16.803	(3.046)	(2.174)	4.663
Total from Investment Operations	3.585	(5.820)	17.644	(2.218)	(1.403)	5.314
Distributions
Dividends from Net Investment Income	(.545)	(.940)	(.794)	(.852)	(.747)	(.634)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.545)	(.940)	(.794)	(.852)	(.747)	(.634)
Net Asset Value, End of Period	$43.79	$40.75	$47.51	$30.66	$33.73	$35.88
Total Return[2]	8.94%	-12.43%	58.32%	-6.70%	-3.87%	17.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$762	$721	$822	$432	$490	$690
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.30%	2.05%	2.09%	2.53%	2.30%	1.87%
Portfolio Turnover Rate[3]	2%	6%	4%	5%	5%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Notes to Financial Statements
Vanguard Financials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Financials Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Financials Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $358,000, representing less than 0.01% of the fund’s net assets and 0.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,702,551	—	—	9,702,551
Temporary Cash Investments	39,964	—	—	39,964
Total	9,742,515	—	—	9,742,515
Derivative Financial Instruments
Liabilities
Swap Contracts	—	63	—	63
D.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,416,103
Gross Unrealized Appreciation	988,183
Gross Unrealized Depreciation	(661,771)
Net Unrealized Appreciation (Depreciation)	326,412
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $216,981,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Financials Index Fund
E.	During the six months ended February 28, 2023, the fund purchased $836,545,000 of investment securities and sold $1,212,682,000 of investment securities, other than temporary cash investments. Purchases and sales include $637,086,000 and $1,017,208,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $2,320,000 and sales were $1,016,000, resulting in net realized gain of $125,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	666,240	8,210	2,918,740	30,807
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,022,695)	(12,375)	(3,504,524)	(39,575)
Net Increase (Decrease)—ETF Shares	(356,455)	(4,165)	(585,784)	(8,768)
Admiral Shares
Issued	79,008	1,873	407,610	8,635
Issued in Lieu of Cash Distributions	7,855	197	14,052	311
Redeemed	(98,784)	(2,360)	(389,834)	(8,546)
Net Increase (Decrease)—Admiral Shares	(11,921)	(290)	31,828	400
At February 28, 2023, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

Health Care Index Fund
Fund Allocation
As of February 28, 2023
Biotechnology	19.1%
Health Care Equipment & Supplies	19.6
Health Care Providers & Services	21.5
Health Care Technology	0.8
Life Sciences Tools & Services	12.3
Other	0.0
Pharmaceuticals	26.7
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Health Care Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Biotechnology (19.0%)
	AbbVie Inc.	6,173,106	950,041
	Amgen Inc.	1,862,547	431,478
	Gilead Sciences Inc.	4,178,007	336,455
*	Regeneron Pharmaceuticals Inc.	373,787	284,235
*	Vertex Pharmaceuticals Inc.	895,989	260,097
*	Moderna Inc.	1,139,928	158,233
*	Biogen Inc.	502,646	135,644
*	Seagen Inc.	486,042	87,337
*	Horizon Therapeutics plc	751,497	82,281
*	Alnylam Pharmaceuticals Inc.	404,455	77,433
*	BioMarin Pharmaceutical Inc.	648,664	64,600
*	Incyte Corp.	659,848	50,795
*	United Therapeutics Corp.	159,055	39,134
*	Exact Sciences Corp.	620,275	38,662
*	Neurocrine Biosciences Inc.	335,508	34,591
*	Sarepta Therapeutics Inc.	275,796	33,683
*	Halozyme Therapeutics Inc.	472,028	22,653
*	Apellis Pharmaceuticals Inc.	308,793	20,220
*	Exelixis Inc.	1,125,768	19,228
*	Karuna Therapeutics Inc.	95,959	19,136
*	Natera Inc.	361,626	17,557
*	Ionis Pharmaceuticals Inc.	446,285	16,022
*	Alkermes plc	573,330	15,331
*	Cytokinetics Inc.	313,919	13,611
*,1	CRISPR Therapeutics AG	259,670	12,807
*	Arrowhead Pharmaceuticals Inc.	351,831	11,364
*	Madrigal Pharmaceuticals Inc.	41,788	11,325
*	Ultragenyx Pharmaceutical Inc.	232,538	10,346
*	Prometheus Biosciences Inc.	81,345	9,956
*	Intellia Therapeutics Inc.	247,310	9,934
*	PTC Therapeutics Inc.	225,909	9,865
*	Amicus Therapeutics Inc.	735,360	9,699
*	Insmed Inc.	473,100	9,642
*	Denali Therapeutics Inc.	331,935	9,012
*	Blueprint Medicines Corp.	208,635	8,840
*	ACADIA Pharmaceuticals Inc.	424,139	8,775
*	IVERIC bio Inc.	398,698	8,285
*	Vaxcyte Inc.	192,925	7,904
*	Beam Therapeutics Inc.	196,309	7,899
*	Sage Therapeutics Inc.	186,456	7,764
*	TG Therapeutics Inc.	481,896	7,720
		Shares	Market Value• ($000)
*	FibroGen Inc.	310,517	6,893
*	Prothena Corp. plc	118,241	6,593
*	Xenon Pharmaceuticals Inc.	163,827	6,465
*	Mirati Therapeutics Inc.	140,721	6,451
*	Xencor Inc.	199,175	6,399
*	Veracyte Inc.	250,466	6,164
*	Vir Biotechnology Inc.	256,316	5,844
*	Cerevel Therapeutics Holdings Inc.	218,910	5,843
*	REVOLUTION Medicines Inc.	216,989	5,807
*	BioCryst Pharmaceuticals Inc.	651,890	5,769
*	Celldex Therapeutics Inc.	131,962	5,647
*	Ironwood Pharmaceuticals Inc. Class A	479,852	5,408
*	Myriad Genetics Inc.	283,854	5,370
*	Catalyst Pharmaceuticals Inc.	345,017	5,265
*	Krystal Biotech Inc.	62,818	5,145
*	Akero Therapeutics Inc.	106,082	4,828
*	Syndax Pharmaceuticals Inc.	186,744	4,734
*	MannKind Corp.	873,580	4,612
*	Vericel Corp.	148,681	4,521
*	Relay Therapeutics Inc.	274,440	4,432
*	Avidity Biosciences Inc.	186,569	4,422
*	Agios Pharmaceuticals Inc.	173,239	4,385
*	Dynavax Technologies Corp.	424,129	4,368
*	Travere Thrapeutics Inc.	189,646	4,203
*,1	Myovant Sciences Ltd.	152,529	4,112
*	Rocket Pharmaceuticals Inc.	206,207	3,961
*	Kymera Therapeutics Inc.	124,567	3,909
*	Aurinia Pharmaceuticals Inc.	423,053	3,845
*,1	Rhythm Pharmaceuticals Inc.	157,371	3,826
*	SpringWorks Therapeutics Inc.	119,758	3,820
*	Twist Bioscience Corp.	188,148	3,661
*	Avid Bioservices Inc.	218,563	3,597
*	Viridian Therapeutics Inc.	105,682	3,462
*	Enanta Pharmaceuticals Inc.	69,192	3,356
*	Chinook Therapeutics Inc.	145,010	3,164
*	Morphic Holding Inc.	74,220	3,156
*	CareDx Inc.	185,430	3,119
*	Keros Therapeutics Inc.	57,691	3,070
*	UniQure NV	145,881	3,058
*	Zentalis Pharmaceuticals Inc.	159,968	3,028
*	Iovance Biotherapeutics Inc.	411,926	3,003
		Shares	Market Value• ($000)
*	Rapt Therapeutics Inc.	101,532	2,990
*	REGENXBIO Inc.	129,392	2,879
*	Replimune Group Inc.	126,282	2,766
*	Arcus Biosciences Inc.	150,897	2,748
*	ImmunoGen Inc.	693,350	2,690
*	Bridgebio Pharma Inc.	234,365	2,676
*	Deciphera Pharmaceuticals Inc.	181,443	2,631
*,1	Anavex Life Sciences Corp.	273,363	2,602
*	Crinetics Pharmaceuticals Inc.	131,413	2,581
*,1	Novavax Inc.	274,184	2,539
*	Intercept Pharmaceuticals Inc.	122,934	2,481
*	Nuvalent Inc. Class A	80,103	2,426
*	Arcutis Biotherapeutics Inc.	149,855	2,425
*	ADMA Biologics Inc.	681,035	2,418
*	Kura Oncology Inc.	202,492	2,414
*	Immunovant Inc.	134,436	2,349
*,1	Verve Therapeutics Inc.	118,415	2,250
*	Inhibrx Inc.	91,398	2,199
*	Editas Medicine Inc. Class A	238,241	2,154
*	Altimmune Inc.	170,702	2,149
*	Protagonist Therapeutics Inc.	128,529	2,085
*,1	Merus NV	103,771	1,979
*	Agenus Inc.	959,301	1,976
*	Emergent BioSolutions Inc.	156,534	1,938
*	Allogene Therapeutics Inc.	298,740	1,897
*	Seres Therapeutics Inc.	347,000	1,752
*	2seventy bio Inc.	125,917	1,699
*	Point Biopharma Global Inc.	224,050	1,678
*	Fate Therapeutics Inc.	270,478	1,655
*	Alector Inc.	188,985	1,614
*	Cogent Biosciences Inc.	121,972	1,614
*	Recursion Pharmaceuticals Inc. Class A	190,650	1,554
*	Arcellx Inc.	53,356	1,494
*	Coherus Biosciences Inc.	220,583	1,493
*	Sangamo Therapeutics Inc.	487,206	1,486
*	AnaptysBio Inc.	59,381	1,479
*	Kiniksa Pharmaceuticals Ltd. Class A	109,998	1,415
*	Arcturus Therapeutics Holdings Inc.	82,250	1,337
*	MiMedx Group Inc.	261,614	1,258
*	Vanda Pharmaceuticals Inc.	193,326	1,245
*	iTeos Therapeutics Inc.	66,977	1,186
*	EQRx Inc.	514,548	1,163
*	Nurix Therapeutics Inc.	122,941	1,159

Health Care Index Fund
		Shares	Market Value• ($000)
*	Eagle Pharmaceuticals Inc.	41,289	1,156
*	Atara Biotherapeutics Inc.	282,990	1,146
*,1	Sana Biotechnology Inc.	300,700	1,104
*	Inovio Pharmaceuticals Inc.	862,503	1,087
*	MacroGenics Inc.	171,197	1,043
*,1	ImmunityBio Inc.	414,456	1,011
*,1	Heron Therapeutics Inc.	416,314	987
*	MeiraGTx Holdings plc	118,496	915
*	Rigel Pharmaceuticals Inc.	589,508	890
*	Tango Therapeutics Inc.	168,859	883
*	Erasca Inc.	239,428	862
*	IGM Biosciences Inc.	36,289	763
*,1	Ocugen Inc.	742,872	740
*,1	Aerovate Therapeutics Inc.	29,987	737
*,1	Janux Therapeutics Inc.	43,660	726
*,1	Repare Therapeutics Inc.	64,763	664
*,1	HilleVax Inc.	35,618	600
*,1	Humacyte Inc.	195,261	597
*	Cullinan Oncology Inc.	48,976	553
*	Adicet Bio Inc.	68,526	540
*	PMV Pharmaceuticals Inc.	70,236	506
*	Organogenesis Holdings Inc. Class A	199,868	490
*	Entrada Therapeutics Inc.	38,323	489
*	Stoke Therapeutics Inc.	54,523	485
*	Y-mAbs Therapeutics Inc.	113,064	430
*	ALX Oncology Holdings Inc.	62,471	414
*,1	Foghorn Therapeutics Inc.	71,665	411
*,2	PDL BioPharma Inc.	311,327	392
*,1	Monte Rosa Therapeutics Inc.	64,038	389
*	Gossamer Bio Inc.	208,937	361
*	Vaxart Inc.	432,764	337
*	Century Therapeutics Inc.	72,407	327
*	Geron Corp. Warrant Exp. 12/31/25	152,449	113
*,2	Progenics Pharmaceuticals Inc. CVR	215,826	—
*	Advaxis Inc. Warrants Exp. 9/11/24	7,710	—
*,2	Prevail Therapeutics Inc. CVR	78	—
			3,666,980
Health Care Equipment & Supplies (19.6%)
	Abbott Laboratories	6,086,141	619,082
	Medtronic plc	4,643,008	384,441
	Stryker Corp.	1,188,882	312,533
*	Intuitive Surgical Inc.	1,233,579	282,971
*	Boston Scientific Corp.	4,999,292	233,567
	Becton Dickinson and Co.	989,114	231,997
*	Edwards Lifesciences Corp.	2,158,075	173,596
*	DexCom Inc.	1,348,364	149,682
*	IDEXX Laboratories Inc.	289,102	136,815
	ResMed Inc.	511,289	108,905
*	GE Healthcare Inc.	1,269,749	96,501
	Zimmer Biomet Holdings Inc.	732,395	90,722
		Shares	Market Value• ($000)
*	Align Technology Inc.	259,045	80,174
	Baxter International Inc.	1,759,671	70,299
*	Hologic Inc.	857,999	68,331
*	Insulet Corp.	242,438	67,000
	STERIS plc	348,410	65,512
	Cooper Cos. Inc.	172,242	56,318
	Teleflex Inc.	163,729	39,005
*	Penumbra Inc.	125,944	32,744
*	Masimo Corp.	174,329	29,167
	DENTSPLY SIRONA Inc.	749,899	28,549
*	Inspire Medical Systems Inc.	100,865	26,218
*	Novocure Ltd.	329,750	25,381
*	Shockwave Medical Inc.	126,167	24,002
*	Envista Holdings Corp.	568,567	21,981
*	Lantheus Holdings Inc.	240,280	17,771
*	Globus Medical Inc. Class A	270,119	15,759
*	QuidelOrtho Corp.	172,925	15,034
*	Integra LifeSciences Holdings Corp.	262,369	14,593
*	Merit Medical Systems Inc.	198,542	14,013
*	Haemonetics Corp.	176,616	13,735
*	Neogen Corp.	754,845	13,353
*	iRhythm Technologies Inc.	105,121	12,371
*	ICU Medical Inc.	71,143	12,140
	CONMED Corp.	106,605	10,254
*	Enovis Corp.	170,073	9,800
*	LivaNova plc	186,772	8,838
*	Integer Holdings Corp.	115,509	8,661
*	Omnicell Inc.	155,880	8,486
*	TransMedics Group Inc.	105,885	8,478
*	Inari Medical Inc.	149,866	8,431
*	Axonics Inc.	138,317	8,311
*	Tandem Diabetes Care Inc.	224,941	8,066
*	STAAR Surgical Co.	142,773	7,908
*	NuVasive Inc.	182,341	7,883
*	Glaukos Corp.	166,873	7,881
*	Silk Road Medical Inc.	133,092	7,053
	Embecta Corp.	201,376	6,434
*	AtriCure Inc.	153,874	5,924
*	Establishment Labs Holdings Inc.	68,124	4,882
*	Avanos Medical Inc.	161,756	4,540
*	Alphatec Holdings Inc.	255,646	3,786
*	Nevro Corp.	117,252	3,686
	LeMaitre Vascular Inc.	68,855	3,450
	Mesa Laboratories Inc.	18,750	3,310
*	Outset Medical Inc.	143,317	3,269
*	Heska Corp.	35,653	2,903
*	Cardiovascular Systems Inc.	146,048	2,879
	Atrion Corp.	4,978	2,827
*	Varex Imaging Corp.	140,844	2,491
*	OrthoPediatrics Corp.	55,921	2,447
*	Orthofix Medical Inc.	117,078	2,412
*	Figs Inc. Class A	252,683	2,327
*	ViewRay Inc.	474,534	2,050
*	SI-BONE Inc.	101,088	1,999
*	Artivion Inc.	139,618	1,849
*	Cutera Inc.	54,649	1,772
*	Cerus Corp.	614,263	1,757
*	AngioDynamics Inc.	138,300	1,712
*	Paragon 28 Inc.	95,152	1,676
*,1	Senseonics Holdings Inc.	1,594,417	1,658
		Shares	Market Value• ($000)
*	OraSure Technologies Inc.	243,265	1,535
*	PROCEPT BioRobotics Corp.	39,224	1,469
*	Treace Medical Concepts Inc.	57,577	1,236
*	Inogen Inc.	76,348	1,196
*	Pulmonx Corp.	98,180	1,103
*	Surmodics Inc.	47,885	1,046
*,1	Butterfly Network Inc.	394,323	970
*	Zimvie Inc.	72,173	821
			3,775,728
Health Care Providers & Services (21.5%)
	UnitedHealth Group Inc.	3,261,456	1,552,257
	Elevance Health Inc.	833,642	391,537
	CVS Health Corp.	4,586,465	383,153
	Cigna Group	1,067,153	311,715
	Humana Inc.	441,884	218,741
	HCA Healthcare Inc.	740,282	180,222
	McKesson Corp.	494,881	173,114
*	Centene Corp.	1,976,535	135,195
	AmerisourceBergen Corp.	538,392	83,752
	Laboratory Corp. of America Holdings	309,242	74,020
	Cardinal Health Inc.	914,855	69,264
*	Molina Healthcare Inc.	203,805	56,114
	Quest Diagnostics Inc.	397,445	54,991
*	Henry Schein Inc.	473,036	37,043
	Universal Health Services Inc. Class B	224,092	29,932
	Chemed Corp.	51,908	27,074
*	Acadia Healthcare Co. Inc.	317,505	23,022
*	Tenet Healthcare Corp.	358,705	20,995
	Encompass Health Corp.	347,892	19,663
*	HealthEquity Inc.	295,125	19,233
	Ensign Group Inc.	183,932	16,458
*	Option Care Health Inc.	508,137	15,585
*	DaVita Inc.	188,792	15,530
*	agilon health Inc.	719,792	15,267
*	AMN Healthcare Services Inc.	151,263	13,615
*	Oak Street Health Inc.	381,629	13,510
	Premier Inc. Class A	413,993	13,326
*	Guardant Health Inc.	339,800	10,496
*	Amedisys Inc.	113,387	10,426
	Select Medical Holdings Corp.	376,885	10,248
*	Progyny Inc.	259,400	9,743
	Patterson Cos. Inc.	304,748	8,082
*	Surgery Partners Inc.	234,891	7,857
*	Privia Health Group Inc.	279,112	7,796
*	R1 RCM Inc.	510,608	7,251
*	Signify Health Inc. Class A	248,882	7,165
*	NeoGenomics Inc.	419,648	7,071
*	Addus HomeCare Corp.	56,259	6,112
*	CorVel Corp.	33,068	5,962
*	Apollo Medical Holdings Inc.	138,061	4,818
*	Hims & Hers Health Inc.	415,931	4,688
	US Physical Therapy Inc.	45,506	4,611
*	ModivCare Inc.	44,423	4,362
*	Pediatrix Medical Group Inc.	275,333	4,334
*	RadNet Inc.	179,937	4,244
*	Owens & Minor Inc.	252,309	3,868

Health Care Index Fund
		Shares	Market Value• ($000)
*	AdaptHealth Corp. Class A	234,976	3,757
*	Cross Country Healthcare Inc.	123,659	3,271
*	Alignment Healthcare Inc.	294,474	2,927
	National HealthCare Corp.	50,435	2,810
*	Enhabit Inc.	173,991	2,671
*	DocGo Inc.	287,064	2,627
*	Community Health Systems Inc.	427,032	2,588
*	Accolade Inc.	215,679	2,396
*	23andMe Holding Co. Class A	951,849	2,389
*	Agiliti Inc.	116,893	2,228
*,1	Fulgent Genetics Inc.	66,778	2,190
*	OPKO Health Inc.	1,748,343	1,993
*	Castle Biosciences Inc.	77,410	1,949
*	Brookdale Senior Living Inc.	586,516	1,894
*,1	Invitae Corp.	807,337	1,736
*	Clover Health Investments Corp. Class A	1,150,009	1,518
*	Pennant Group Inc.	98,089	1,473
*,1	CareMax Inc.	232,381	999
*,1	Cano Health Inc.	597,893	987
*	PetIQ Inc. Class A	90,436	843
*	Joint Corp.	50,276	789
*	Aveanna Healthcare Holdings Inc.	158,477	193
			4,137,690
Health Care Technology (0.8%)
*	Veeva Systems Inc. Class A	490,382	81,237
*	Teladoc Health Inc.	565,290	14,975
*	Doximity Inc. Class A	336,629	11,321
*	Evolent Health Inc. Class A	300,016	10,504
*	Certara Inc.	363,034	6,578
*	Phreesia Inc.	173,494	6,385
*	Veradigm Inc.	380,444	6,319
*	Schrodinger Inc.	205,801	4,472
*	NextGen Healthcare Inc.	200,064	3,623
*	Health Catalyst Inc.	172,551	2,409
*	HealthStream Inc.	84,929	2,178
	Simulations Plus Inc.	57,034	2,170
*	American Well Corp. Class A	711,136	1,984
*	Definitive Healthcare Corp. Class A	128,180	1,464
*	GoodRx Holdings Inc. Class A	244,514	1,293
*	OptimizeRx Corp.	59,560	1,063
*	Multiplan Corp.	659,927	666
			158,641
Life Sciences Tools & Services (12.3%)
	Thermo Fisher Scientific Inc.	1,369,011	741,675
	Danaher Corp.	2,413,997	597,537
	Agilent Technologies Inc.	1,029,700	146,187
*	IQVIA Holdings Inc.	648,394	135,171
*	Mettler-Toledo International Inc.	77,839	111,599
*	Illumina Inc.	549,105	109,382
	West Pharmaceutical Services Inc.	258,423	81,928
*	Waters Corp.	207,367	64,468
*	Avantor Inc.	2,353,470	57,354
		Shares	Market Value• ($000)
	PerkinElmer Inc.	440,915	54,925
	Bio-Techne Corp.	547,929	39,802
*	Charles River Laboratories International Inc.	177,610	38,957
*	Bio-Rad Laboratories Inc. Class A	77,757	37,155
*	Repligen Corp.	184,150	32,110
	Bruker Corp.	359,395	24,769
*	Medpace Holdings Inc.	86,851	16,839
*	Syneos Health Inc.	359,738	14,469
*	10X Genomics Inc. Class A	267,008	12,688
*	Azenta Inc.	261,293	11,468
*	Pacific Biosciences of California Inc.	750,303	6,813
*	Sotera Health Co.	344,628	5,752
*	Maravai LifeSciences Holdings Inc. Class A	389,861	5,750
*	CryoPort Inc.	171,192	3,708
*	Adaptive Biotechnologies Corp.	352,863	3,017
*	BioLife Solutions Inc.	112,524	2,617
*	Cytek Biosciences Inc.	234,645	2,417
*	NanoString Technologies Inc.	153,590	1,499
*,1	Bionano Genomics Inc.	1,040,257	1,394
*	Quanterix Corp.	125,071	1,376
*	OmniAb Inc. (XNMS)	300,347	1,252
*	SomaLogic Inc.	491,853	1,249
*	MaxCyte Inc.	245,171	1,113
*	Codexis Inc.	202,161	977
*	Quantum-Si Inc.	336,426	612
*	Seer Inc. Class A	133,690	547
*	Akoya Biosciences Inc.	46,415	535
*	Nautilus Biotechnology Inc.	129,576	275
*,2	OmniAb Inc. 12.5 Earnout	22,076	—
*,2	OmniAb Inc. 15 Earnout	22,076	—
			2,369,386
Other (0.0%)
	Scilex Holding Co.	219,844	1,712
Pharmaceuticals (26.7%)
	Johnson & Johnson	9,125,948	1,398,643
	Merck & Co. Inc.	8,849,661	940,188
	Eli Lilly & Co.	2,819,159	877,379
	Pfizer Inc.	19,593,387	794,904
	Bristol-Myers Squibb Co.	7,421,183	511,765
	Zoetis Inc.	1,626,845	271,683
	Viatris Inc.	4,232,181	48,247
	Royalty Pharma plc Class A	1,230,925	44,129
*	Catalent Inc.	596,788	40,713
*	Jazz Pharmaceuticals plc	219,673	30,842
	Organon & Co.	888,567	21,761
	Perrigo Co. plc	469,576	17,698
*	Elanco Animal Health Inc. (XNYS)	1,488,970	17,079
*	Intra-Cellular Therapies Inc.	297,418	14,582
*	Prestige Consumer Healthcare Inc.	172,850	10,414
*	Revance Therapeutics Inc.	287,214	9,966
*,1	Axsome Therapeutics Inc.	113,667	7,751
		Shares	Market Value• ($000)
*	Supernus Pharmaceuticals Inc.	188,308	7,079
*	Corcept Therapeutics Inc.	337,751	7,035
*	Pacira BioSciences Inc.	160,502	6,833
*,1	Tilray Brands Inc.	2,134,316	6,040
*	Arvinas Inc.	157,586	4,830
*	Pliant Therapeutics Inc.	148,616	4,735
*	Amphastar Pharmaceuticals Inc.	134,644	4,290
*	Ligand Pharmaceuticals Inc.	59,099	4,263
*	Harmony Biosciences Holdings Inc.	82,978	3,654
*,1	Cassava Sciences Inc.	138,375	3,418
*	DICE Therapeutics Inc.	108,115	3,226
*	Collegium Pharmaceutical Inc.	110,958	2,944
*	Reata Pharmaceuticals Inc. Class A	93,849	2,925
*	Innoviva Inc.	217,231	2,622
*	Ventyx Biosciences Inc.	59,539	2,575
*	Aclaris Therapeutics Inc.	162,398	2,023
*,1	Theravance Biopharma Inc.	175,498	1,895
*	Cara Therapeutics Inc.	159,636	1,622
	Phibro Animal Health Corp. Class A	70,305	1,105
	SIGA Technologies Inc.	154,631	1,059
*	Tarsus Pharmaceuticals Inc.	60,310	934
*	Atea Pharmaceuticals Inc.	257,588	912
*	Nektar Therapeutics Class A	656,656	906
*	Fulcrum Therapeutics Inc.	139,308	841
*	Nuvation Bio Inc.	412,042	799
*,1	ATAI Life Sciences NV	445,461	748
*	Amneal Pharmaceuticals Inc.	333,166	686
*,1	Phathom Pharmaceuticals Inc.	65,725	563
*	NGM Biopharmaceuticals Inc.	96,963	460
			5,138,766
Total Common Stocks (Cost $16,364,550)			19,248,903

Health Care Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 4.640% (Cost $41,510)	415,230	41,519
Total Investments (100.1%) (Cost $16,406,060)			19,290,422
Other Assets and Liabilities—Net (-0.1%)			(23,583)
Net Assets (100.0%)			19,266,839
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $37,363,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $41,474,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alnylam Pharmaceuticals Inc.	8/31/23	BANA	4,786	(4.569)	—	(20)
Gilead Sciences Inc.	8/31/23	BANA	16,106	(4.569)	—	(60)
					—	(80)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Statement of Assets and Liabilities
As of February 28, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $16,364,550)	19,248,903
Affiliated Issuers (Cost $41,510)	41,519
Total Investments in Securities	19,290,422
Investment in Vanguard	717
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,640
Receivables for Investment Securities Sold	69,613
Receivables for Accrued Income	30,444
Receivables for Capital Shares Issued	1,952
Total Assets	19,394,788
Liabilities
Due to Custodian	2,941
Payables for Investment Securities Purchased	46,115
Collateral for Securities on Loan	41,474
Payables for Capital Shares Redeemed	36,636
Payables to Vanguard	703
Unrealized Depreciation—Over-the-Counter Swap Contracts	80
Total Liabilities	127,949
Net Assets	19,266,839
1 Includes $37,363,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	16,565,402
Total Distributable Earnings (Loss)	2,701,437
Net Assets	19,266,839

ETF Shares—Net Assets
Applicable to 70,047,333 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,461,436
Net Asset Value Per Share—ETF Shares	$235.00

Admiral Shares—Net Assets
Applicable to 23,864,534 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,805,403
Net Asset Value Per Share—Admiral Shares	$117.56

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends	148,413
Interest[1]	175
Securities Lending—Net	905
Total Income	149,493
Expenses
The Vanguard Group—Note B
Investment Advisory Services	237
Management and Administrative— ETF Shares	7,469
Management and Administrative— Admiral Shares	1,303
Marketing and Distribution— ETF Shares	349
Marketing and Distribution— Admiral Shares	63
Custodian Fees	67
Shareholders’ Reports—ETF Shares	228
Shareholders’ Reports—Admiral Shares	15
Trustees’ Fees and Expenses	4
Other Expenses	7
Total Expenses	9,742
Expenses Paid Indirectly	(8)
Net Expenses	9,734
Net Investment Income	139,759
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	353,969
Swap Contracts	2,980
Realized Net Gain (Loss)	356,949
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(78,526)
Swap Contracts	(80)
Change in Unrealized Appreciation (Depreciation)	(78,606)
Net Increase (Decrease) in Net Assets Resulting from Operations	418,102
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $175,000, $1,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $366,094,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	139,759	246,701
Realized Net Gain (Loss)	356,949	1,162,200
Change in Unrealized Appreciation (Depreciation)	(78,606)	(3,600,457)
Net Increase (Decrease) in Net Assets Resulting from Operations	418,102	(2,191,556)
Distributions
ETF Shares	(124,506)	(212,391)
Admiral Shares	(21,359)	(36,855)
Total Distributions	(145,865)	(249,246)
Capital Share Transactions
ETF Shares	399,310	1,015,966
Admiral Shares	22,975	131,473
Net Increase (Decrease) from Capital Share Transactions	422,285	1,147,439
Total Increase (Decrease)	694,522	(1,293,363)
Net Assets
Beginning of Period	18,572,317	19,865,680
End of Period	19,266,839	18,572,317

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$231.59	$262.41	$207.65	$169.74	$177.07	$151.13
Investment Operations
Net Investment Income[1]	1.720	3.157	2.893	2.702	3.600[2]	2.194
Net Realized and Unrealized Gain (Loss) on Investments	3.491	(30.771)	54.714	37.758	(7.457)	25.846
Total from Investment Operations	5.211	(27.614)	57.607	40.460	(3.857)	28.040
Distributions
Dividends from Net Investment Income	(1.801)	(3.206)	(2.846)	(2.550)	(3.473)	(2.100)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.801)	(3.206)	(2.846)	(2.550)	(3.473)	(2.100)
Net Asset Value, End of Period	$235.00	$231.59	$262.41	$207.65	$169.74	$177.07
Total Return	2.24%	-10.60%	27.99%	24.05%	-2.22%	18.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,461	$15,829	$16,894	$11,724	$8,899	$8,594
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.27%	1.25%	1.45%	2.12%[2]	1.38%
Portfolio Turnover Rate[4]	2%	3%	5%	7%	5%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $1.132 and 0.67%, respectively, resulting from a cash payment received in connection with the merger of Cigna Corp. and Express Scripts Holding Co. in December 2018.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$115.84	$131.26	$103.87	$84.91	$88.57	$75.60
Investment Operations
Net Investment Income[1]	.860	1.583	1.450	1.351	1.804[2]	1.101
Net Realized and Unrealized Gain (Loss) on Investments	1.761	(15.400)	27.365	18.884	(3.727)	12.920
Total from Investment Operations	2.621	(13.817)	28.815	20.235	(1.923)	14.021
Distributions
Dividends from Net Investment Income	(.901)	(1.603)	(1.425)	(1.275)	(1.737)	(1.051)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.901)	(1.603)	(1.425)	(1.275)	(1.737)	(1.051)
Net Asset Value, End of Period	$117.56	$115.84	$131.26	$103.87	$84.91	$88.57
Total Return[3]	2.25%	-10.59%	28.01%	24.06%	-2.21%	18.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,805	$2,744	$2,972	$1,676	$1,316	$1,248
Ratio of Total Expenses to Average Net Assets	0.10%[4]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.28%	1.25%	1.45%	2.12%[2]	1.38%
Portfolio Turnover Rate[5]	2%	3%	5%	7%	5%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.566 and 0.67%, respectively, resulting from a cash payment received in connection with the merger of Cigna Corp. and Express Scripts Holding Co. in December 2018.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Notes to Financial Statements
Vanguard Health Care Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Health Care Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Health Care Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $717,000, representing less than 0.01% of the fund’s net assets and 0.29% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $8,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	19,248,398	113	392	19,248,903
Temporary Cash Investments	41,519	—	—	41,519
Total	19,289,917	113	392	19,290,422
Derivative Financial Instruments
Liabilities
Swap Contracts	—	80	—	80
E.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,449,303
Gross Unrealized Appreciation	3,913,970
Gross Unrealized Depreciation	(1,072,851)
Net Unrealized Appreciation (Depreciation)	2,841,119
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $541,854,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023;

Health Care Index Fund
should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2023, the fund purchased $1,439,765,000 of investment securities and sold $1,020,309,000 of investment securities, other than temporary cash investments. Purchases and sales include $995,562,000 and $720,442,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $6,514,000 and sales were $628,000, resulting in net realized gain of $7,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,125,896	4,698	3,682,327	14,971
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(726,586)	(3,000)	(2,666,361)	(11,000)
Net Increase (Decrease)—ETF Shares	399,310	1,698	1,015,966	3,971
Admiral Shares
Issued	215,405	1,772	548,361	4,414
Issued in Lieu of Cash Distributions	18,288	153	31,635	257
Redeemed	(210,718)	(1,745)	(448,523)	(3,629)
Net Increase (Decrease)—Admiral Shares	22,975	180	131,473	1,042
H.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

Industrials Index Fund
Fund Allocation
As of February 28, 2023
Aerospace & Defense	17.8%
Air Freight & Logistics	5.9
Airlines	2.3
Building Products	6.7
Commercial Services & Supplies	6.9
Construction & Engineering	2.7
Electrical Equipment	7.6
Industrial Conglomerates	7.3
Machinery	21.4
Marine	0.2
Professional Services	5.7
Road & Rail	10.3
Trading Companies & Distributors	5.2
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Industrials Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Aerospace & Defense (17.8%)
	Raytheon Technologies Corp.	1,554,432	152,474
*	Boeing Co.	598,794	120,687
	Lockheed Martin Corp.	249,344	118,254
	Northrop Grumman Corp.	154,620	71,761
	General Dynamics Corp.	246,781	56,244
	TransDigm Group Inc.	54,680	40,675
	L3Harris Technologies Inc.	177,432	37,472
	Howmet Aerospace Inc.	393,444	16,595
	Textron Inc.	220,713	16,008
*	Axon Enterprise Inc.	71,434	14,309
	HEICO Corp. Class A	77,193	10,047
	Huntington Ingalls Industries Inc.	42,172	9,075
	HEICO Corp.	46,747	7,740
	Curtiss-Wright Corp.	40,487	7,077
	Hexcel Corp.	88,934	6,488
	Woodward Inc.	60,033	5,943
	BWX Technologies Inc.	96,398	5,891
*	Aerojet Rocketdyne Holdings Inc.	76,581	4,315
	Maxar Technologies Inc.	78,773	4,057
	Spirit AeroSystems Holdings Inc. Class A	111,568	3,813
	Moog Inc. Class A	30,295	2,988
*	Mercury Systems Inc.	54,993	2,878
*	AeroVironment Inc.	25,211	2,162
*	AAR Corp.	37,095	2,018
*	Parsons Corp.	38,238	1,722
*	Kratos Defense & Security Solutions Inc.	133,050	1,683
*	Virgin Galactic Holdings Inc.	232,358	1,334
*	Triumph Group Inc.	68,897	869
	Kaman Corp.	27,033	703
*	Rocket Lab USA Inc.	151,180	680
*	Ducommun Inc.	12,229	658
*	V2X Inc.	12,771	592
	National Presto Industries Inc.	5,557	381
*	Aersale Corp.	16,176	321
	Cadre Holdings Inc.	13,539	291
*,1	Astra Space Inc.	121,828	69
			728,274
Air Freight & Logistics (5.9%)
	United Parcel Service Inc. Class B (XNYS)	771,790	140,844
	FedEx Corp.	261,560	53,154
	Expeditors International of Washington Inc.	168,154	17,582
	CH Robinson Worldwide Inc.	124,397	12,435
*	GXO Logistics Inc.	112,673	5,585
*	Hub Group Inc. Class A	34,536	3,168
	Forward Air Corp.	28,093	2,899
*	Atlas Air Worldwide Holdings Inc.	28,470	2,870
		Shares	Market Value• ($000)
*	Air Transport Services Group Inc.	61,993	1,298
			239,835
Airlines (2.3%)
*	Delta Air Lines Inc.	679,508	26,052
	Southwest Airlines Co.	627,465	21,070
*	United Airlines Holdings Inc.	345,417	17,948
*	American Airlines Group Inc.	686,784	10,975
*	Alaska Air Group Inc.	134,005	6,410
*	JetBlue Airways Corp.	342,458	2,842
	Spirit Airlines Inc.	115,360	2,113
*	Allegiant Travel Co.	16,542	1,696
*,1	Joby Aviation Inc.	295,972	1,391
*	SkyWest Inc.	53,828	1,027
*	Sun Country Airlines Holdings Inc.	36,356	729
*	Hawaiian Holdings Inc.	54,577	611
*	Frontier Group Holdings Inc.	45,664	537
*	Blade Air Mobility Inc.	49,379	230
*	Wheels Up Experience Inc.	166,511	185
			93,816
Building Products (6.7%)
	Johnson Controls International plc	726,424	45,561
	Trane Technologies plc	243,671	45,072
	Carrier Global Corp.	885,405	39,870
	Carlisle Cos. Inc.	54,642	14,110
*	Builders FirstSource Inc.	154,514	13,100
	Masco Corp.	238,332	12,496
	Allegion plc	92,803	10,460
	Owens Corning	98,802	9,662
	A O Smith Corp.	134,071	8,799
	Lennox International Inc.	33,694	8,586
	Fortune Brands Innovations Inc.	135,363	8,386
	Advanced Drainage Systems Inc.	70,048	6,215
*	Trex Co. Inc.	116,118	5,937
	UFP Industries Inc.	65,183	5,575
	Simpson Manufacturing Co. Inc.	45,007	4,855
	Zurn Elkay Water Solutions Corp.	187,657	4,316
	AAON Inc.	44,920	4,086
	Armstrong World Industries Inc.	48,244	3,804
*	AZEK Co. Inc. Class A	119,262	2,873
*	Resideo Technologies Inc.	154,256	2,829
	CSW Industrials Inc.	15,537	2,199
*	Masonite International Corp.	22,465	1,995
*	Gibraltar Industries Inc.	32,599	1,741
	Griffon Corp.	44,918	1,638
*	PGT Innovations Inc.	63,955	1,353
	Masterbrand Inc.	137,261	1,337
*	JELD-WEN Holding Inc.	88,211	1,160
		Shares	Market Value• ($000)
	Apogee Enterprises Inc.	23,687	1,084
	AZZ Inc.	26,302	1,069
*	Hayward Holdings Inc.	77,127	949
	Quanex Building Products Corp.	35,410	919
*	American Woodmark Corp.	17,640	899
*	Janus International Group Inc.	85,933	893
	Insteel Industries Inc.	20,239	602
			274,430
Commercial Services & Supplies (6.9%)
	Waste Management Inc.	433,757	64,959
	Cintas Corp.	96,687	42,394
	Waste Connections Inc. (XTSE)	272,065	36,435
*	Copart Inc.	453,738	31,970
	Republic Services Inc. Class A	234,056	30,177
	Rollins Inc.	234,395	8,251
	Tetra Tech Inc.	55,944	7,658
*	Clean Harbors Inc.	54,261	7,166
*	IAA Inc.	141,351	5,783
	MSA Safety Inc.	39,344	5,286
*	Stericycle Inc.	97,487	4,648
*	Casella Waste Systems Inc. Class A	53,708	4,180
	ABM Industries Inc.	69,874	3,383
	Brink's Co.	49,058	3,201
	UniFirst Corp.	15,994	3,137
	Brady Corp. Class A	48,776	2,690
	MillerKnoll Inc.	80,329	1,917
*	KAR Auction Services Inc.	115,064	1,644
*	Driven Brands Holdings Inc.	53,308	1,491
*	ACV Auctions Inc. Class A	118,164	1,446
	HNI Corp.	44,038	1,376
*	Montrose Environmental Group Inc.	25,070	1,221
*	CoreCivic Inc.	120,550	1,171
*	GEO Group Inc.	131,339	1,151
	Matthews International Corp. Class A	28,583	1,091
	Healthcare Services Group Inc.	78,339	1,040
	Deluxe Corp.	45,850	845
	Pitney Bowes Inc.	185,588	805
*	SP Plus Corp.	21,361	727
	Steelcase Inc. Class A	91,583	721
*	Harsco Corp.	82,613	699
	VSE Corp.	11,300	649
*	Cimpress plc	18,274	642
*	Heritage-Crystal Clean Inc.	16,636	599
	ACCO Brands Corp.	99,898	566
*	Viad Corp.	21,473	552
*	Aurora Innovation Inc.	352,601	550
	Interface Inc. Class A	60,931	537
*	Liquidity Services Inc.	29,960	379

Industrials Index Fund
		Shares	Market Value• ($000)
*	BrightView Holdings Inc.	33,375	211
			283,348
Construction & Engineering (2.7%)
	Quanta Services Inc.	150,979	24,368
	AECOM	139,606	12,056
*	WillScot Mobile Mini Holdings Corp.	220,812	11,350
	EMCOR Group Inc.	50,330	8,416
	Valmont Industries Inc.	22,524	7,148
	MDU Resources Group Inc.	214,729	6,839
*	MasTec Inc.	66,116	6,461
*	Fluor Corp.	150,110	5,505
	Comfort Systems USA Inc.	37,783	5,495
*	API Group Corp.	172,829	4,060
	Arcosa Inc.	50,981	3,089
*	Dycom Industries Inc.	31,289	2,635
*	MYR Group Inc.	17,615	2,125
	Granite Construction Inc.	46,172	1,995
	Primoris Services Corp.	55,832	1,535
*	Ameresco Inc. Class A	34,110	1,499
*	Sterling Infrastructure Inc.	32,116	1,235
*	Construction Partners Inc. Class A	44,110	1,193
	Argan Inc.	14,879	578
*	IES Holdings Inc.	9,874	415
*	Great Lakes Dredge & Dock Corp.	69,892	401
*	Tutor Perini Corp.	47,586	386
			108,784
Electrical Equipment (7.6%)
	Eaton Corp. plc	420,711	73,595
	Emerson Electric Co.	625,747	51,755
	Rockwell Automation Inc.	121,397	35,804
	AMETEK Inc.	243,061	34,408
	Hubbell Inc. Class B	56,740	14,272
	Regal Rexnord Corp.	69,901	11,019
*	Plug Power Inc.	554,386	8,244
	Sensata Technologies Holding plc	161,622	8,175
	nVent Electric plc	175,983	8,067
*	Generac Holdings Inc.	67,053	8,047
	Acuity Brands Inc.	33,981	6,591
*	Atkore Inc.	41,999	6,133
	Vertiv Holdings Co. Class A	338,929	5,508
*	Sunrun Inc.	202,661	4,872
*	Bloom Energy Corp. Class A	189,526	4,111
	EnerSys	43,176	3,916
	Encore Wire Corp.	19,379	3,740
*	Shoals Technologies Group Inc. Class A	141,576	3,474
*	Array Technologies Inc.	151,316	2,836
*,1	ChargePoint Holdings Inc.	233,522	2,653
*,1	FuelCell Energy Inc.	428,778	1,432
*,1	SunPower Corp.	92,406	1,388
	GrafTech International Ltd.	217,856	1,231
*	Vicor Corp.	24,151	1,135
*,1	FREYR Battery SA	107,199	973
*	Thermon Group Holdings Inc.	34,971	925
*,1	Fluence Energy Inc.	42,810	799
*,1	Enovix Corp.	73,466	677
*	Stem Inc.	65,467	534
*	TPI Composites Inc.	44,340	513
*,1	Blink Charging Co.	53,405	483
*	SES AI Corp.	111,449	360
		Shares	Market Value• ($000)
*	Energy Vault Holdings Inc.	71,736	240
*,1	NuScale Power Corp.	20,425	211
*,1	ESS Tech Inc.	55,613	101
*	Heliogen Inc.	108,660	34
			308,256
Industrial Conglomerates (7.3%)
	Honeywell International Inc.	711,022	136,147
	General Electric Co.	1,155,896	97,916
	3M Co.	584,883	63,015
			297,078
Machinery (21.4%)
	Caterpillar Inc.	550,336	131,833
	Deere & Co.	303,205	127,116
	Illinois Tool Works Inc.	324,843	75,740
	Parker-Hannifin Corp.	135,938	47,830
	PACCAR Inc.	551,755	39,837
	Otis Worldwide Corp.	440,678	37,290
	Cummins Inc.	149,170	36,260
	Ingersoll Rand Inc. (XYNS)	427,849	24,845
	Fortive Corp.	355,169	23,676
	Dover Corp.	148,330	22,235
	Xylem Inc.	190,439	19,549
	Westinghouse Air Brake Technologies Corp.	182,551	19,046
	IDEX Corp.	79,697	17,930
	Snap-on Inc.	56,319	14,005
	Stanley Black & Decker Inc.	156,352	13,385
	Graco Inc.	178,267	12,397
	Toro Co.	110,003	12,149
	Nordson Corp.	54,411	11,951
	Lincoln Electric Holdings Inc.	57,942	9,730
	Pentair plc	173,822	9,724
	AGCO Corp.	66,995	9,434
*	Middleby Corp.	54,091	8,411
	Donaldson Co. Inc.	129,442	8,187
	ITT Inc.	88,288	8,024
*	RBC Bearings Inc.	30,664	7,047
*	Evoqua Water Technologies Corp.	128,724	6,251
	Oshkosh Corp.	69,101	6,163
	Crane Holdings Co.	50,418	6,039
*	Chart Industries Inc.	44,996	6,007
	Timken Co.	69,203	5,913
	Watts Water Technologies Inc. Class A	28,830	5,052
	Flowserve Corp.	138,222	4,795
	Allison Transmission Holdings Inc.	97,808	4,646
	Altra Industrial Motion Corp.	68,896	4,239
	Terex Corp.	71,184	4,215
	Mueller Industries Inc.	53,945	3,990
	Franklin Electric Co. Inc.	41,511	3,967
	John Bean Technologies Corp.	33,572	3,723
	Hillenbrand Inc.	72,795	3,432
	Federal Signal Corp.	64,136	3,384
*	SPX Technologies Inc.	47,825	3,369
	Albany International Corp. Class A	32,853	3,315
	Esab Corp.	50,903	2,985
	Kadant Inc.	12,328	2,646
	ESCO Technologies Inc.	27,388	2,552
	Helios Technologies Inc.	34,422	2,332
	Kennametal Inc.	80,730	2,287
		Shares	Market Value• ($000)
	Mueller Water Products Inc. Class A	164,167	2,277
	Trinity Industries Inc.	81,470	2,274
	EnPro Industries Inc.	20,934	2,250
	Barnes Group Inc.	50,802	2,141
	Alamo Group Inc.	11,378	2,075
	Lindsay Corp.	11,708	1,762
	Enerpac Tool Group Corp. Class A	59,864	1,612
*	Gates Industrial Corp. plc	105,270	1,478
	Standex International Corp.	12,647	1,463
	Wabash National Corp.	50,671	1,388
*	3D Systems Corp.	138,940	1,360
	Tennant Co.	18,761	1,329
*	Energy Recovery Inc.	52,818	1,166
	Columbus McKinnon Corp.	29,998	1,113
	Greenbrier Cos. Inc.	34,503	1,108
	Astec Industries Inc.	24,151	1,087
*	Hillman Solutions Corp.	104,036	925
	Shyft Group Inc.	35,432	919
	Douglas Dynamics Inc.	23,989	895
*	Proto Labs Inc.	28,417	893
*	Proterra Inc.	192,049	807
*,1	Nikola Corp.	354,992	788
*	Manitowoc Co. Inc.	36,870	697
	Gorman-Rupp Co.	21,825	608
*	CIRCOR International Inc.	20,415	598
	Luxfer Holdings plc	29,352	486
	REV Group Inc.	34,319	401
*	Blue Bird Corp.	18,564	377
*,1	Desktop Metal Inc. Class A	242,074	368
	Hyster-Yale Materials Handling Inc.	9,412	366
*	Hyliion Holdings Corp.	125,665	356
*,1	Velo3D Inc.	57,391	182
*,1	Microvast Holdings Inc.	125,465	162
*	Markforged Holding Corp.	87,849	117
*,1	Hyzon Motors Inc.	77,597	101
			874,862
Marine (0.2%)
*	Kirby Corp.	63,225	4,586
	Matson Inc.	39,899	2,654
	Genco Shipping & Trading Ltd.	40,123	764
	Eagle Bulk Shipping Inc.	10,279	671
			8,675
Professional Services (5.6%)
*	CoStar Group Inc.	430,303	30,405
	Verisk Analytics Inc. Class A	165,550	28,327
	Equifax Inc.	129,382	26,204
	Jacobs Solutions Inc.	133,488	15,952
	TransUnion	203,626	13,323
	Leidos Holdings Inc.	137,195	13,318
	Booz Allen Hamilton Holding Corp. Class A	139,695	13,233
	Robert Half International Inc.	114,643	9,243
	KBR Inc.	145,038	7,993
*	CACI International Inc. Class A	24,825	7,274
*	FTI Consulting Inc.	36,440	6,694
	Science Applications International Corp.	58,221	6,209
	Exponent Inc.	53,510	5,506
	Insperity Inc.	38,116	4,730
*	ASGN Inc.	52,728	4,682

Industrials Index Fund
		Shares	Market Value• ($000)
	ManpowerGroup Inc.	53,394	4,532
*	TriNet Group Inc.	42,719	3,540
*	Clarivate plc	320,901	3,251
	Korn Ferry	56,382	3,151
*	Alight Inc. Class A	271,025	2,602
	Dun & Bradstreet Holdings Inc.	206,424	2,479
*	CBIZ Inc.	48,406	2,425
	ICF International Inc.	19,921	1,982
*	Huron Consulting Group Inc.	21,041	1,477
*	NV5 Global Inc.	14,033	1,477
*	Upwork Inc.	125,992	1,429
	Kforce Inc.	20,684	1,293
*	Sterling Check Corp.	87,584	1,114
	CRA International Inc.	7,450	927
*	First Advantage Corp.	57,019	827
*	Planet Labs PBC	172,763	796
	Heidrick & Struggles International Inc.	21,204	728
	Barrett Business Services Inc.	7,420	712
*	TrueBlue Inc.	34,250	640
	Resources Connection Inc.	33,970	613
	Kelly Services Inc. Class A	35,044	586
*	Forrester Research Inc.	12,395	408
*	Hireright Holdings Corp.	24,842	274
*	Skillsoft Corp.	85,719	134
			230,490
Road & Rail (10.3%)
	Union Pacific Corp.	650,145	134,762
	CSX Corp.	2,223,709	67,801
	Norfolk Southern Corp.	244,897	55,058
*	Uber Technologies Inc.	1,582,373	52,630
	Old Dominion Freight Line Inc.	99,403	33,723
	JB Hunt Transport Services Inc.	87,499	15,819
	Knight-Swift Transportation Holdings Inc.	161,264	9,166
		Shares	Market Value• ($000)
*	Saia Inc.	27,963	7,574
	Landstar System Inc.	37,971	6,865
*	Avis Budget Group Inc.	24,110	5,296
	Ryder System Inc.	53,108	5,200
	U-Haul Holding Co.	93,239	5,187
*	XPO Inc.	109,479	3,652
*	Lyft Inc. Class A	335,172	3,352
*	Hertz Global Holdings Inc.	158,851	2,940
	Werner Enterprises Inc.	60,232	2,798
	ArcBest Corp.	25,854	2,487
*	RXO Inc.	109,547	2,253
	Schneider National Inc. Class B	60,445	1,696
	Marten Transport Ltd.	68,304	1,508
	Heartland Express Inc.	62,956	1,016
*	Daseke Inc.	42,110	343
*	TuSimple Holdings Inc. Class A	138,710	266
	Universal Logistics Holdings Inc.	8,418	250
			421,642
Trading Companies & Distributors (5.2%)
	United Rentals Inc.	73,259	34,324
	WW Grainger Inc.	48,109	32,157
	Ferguson plc	219,872	31,684
	Fastenal Co.	606,297	31,261
	Watsco Inc.	35,145	10,709
*	WESCO International Inc.	48,418	8,017
*	SiteOne Landscape Supply Inc.	47,632	7,066
*	Univar Solutions Inc.	172,473	5,993
	Applied Industrial Technologies Inc.	40,733	5,819
	Air Lease Corp. Class A	111,579	4,829
	Triton International Ltd.	62,077	4,280
	MSC Industrial Direct Co. Inc. Class A	49,970	4,223
	GATX Corp.	37,267	4,065
*	Beacon Roofing Supply Inc.	54,964	3,573
	Herc Holdings Inc.	24,725	3,550
		Shares	Market Value• ($000)
	Boise Cascade Co.	41,659	2,879
	McGrath RentCorp.	25,861	2,659
	Rush Enterprises Inc. Class A	44,756	2,537
*	GMS Inc.	40,426	2,454
	Veritiv Corp.	13,528	2,049
	H&E Equipment Services Inc.	34,610	1,921
*	Core & Main Inc. Class A	72,746	1,696
*	NOW Inc.	115,705	1,487
*	MRC Global Inc.	88,396	990
*	Titan Machinery Inc.	21,612	990
	Global Industrial Co.	17,660	497
*	DXP Enterprises Inc.	16,480	476
			212,185
Total Common Stocks (Cost $3,968,415)			4,081,675
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 4.640% (Cost $10,515)	105,178	10,517
Total Investments (100.1%) (Cost $3,978,930)			4,092,192
Other Assets and Liabilities—Net (-0.1%)			(5,525)
Net Assets (100.0%)			4,086,667
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,314,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $10,405,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
L3Harris Technologies Inc.	8/31/23	BANA	5,069	(4.569)	—	(18)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Statement of Assets and Liabilities
As of February 28, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,968,415)	4,081,675
Affiliated Issuers (Cost $10,515)	10,517
Total Investments in Securities	4,092,192
Investment in Vanguard	144
Receivables for Investment Securities Sold	21,446
Receivables for Accrued Income	8,603
Receivables for Capital Shares Issued	273
Total Assets	4,122,658
Liabilities
Due to Custodian	204
Payables for Investment Securities Purchased	15,518
Collateral for Securities on Loan	10,405
Payables for Capital Shares Redeemed	9,700
Payables to Vanguard	146
Unrealized Depreciation—Over-the-Counter Swap Contracts	18
Total Liabilities	35,991
Net Assets	4,086,667
1 Includes $9,314,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	4,111,837
Total Distributable Earnings (Loss)	(25,170)
Net Assets	4,086,667

ETF Shares—Net Assets
Applicable to 20,093,424 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,853,844
Net Asset Value Per Share—ETF Shares	$191.80

Admiral Shares—Net Assets
Applicable to 2,362,820 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	232,823
Net Asset Value Per Share—Admiral Shares	$98.54

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	29,978
Interest[2]	67
Securities Lending—Net	324
Total Income	30,369
Expenses
The Vanguard Group—Note B
Investment Advisory Services	46
Management and Administrative— ETF Shares	1,537
Management and Administrative— Admiral Shares	97
Marketing and Distribution— ETF Shares	97
Marketing and Distribution— Admiral Shares	6
Custodian Fees	11
Shareholders’ Reports—ETF Shares	80
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	1
Other Expenses	6
Total Expenses	1,883
Net Investment Income	28,486
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(4,024)
Swap Contracts	(446)
Realized Net Gain (Loss)	(4,470)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	339,018
Swap Contracts	(92)
Change in Unrealized Appreciation (Depreciation)	338,926
Net Increase (Decrease) in Net Assets Resulting from Operations	362,942
1	Dividends are net of foreign withholding taxes of $20,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $67,000, $1,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $48,959,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,486	61,443
Realized Net Gain (Loss)	(4,470)	686,904
Change in Unrealized Appreciation (Depreciation)	338,926	(1,300,943)
Net Increase (Decrease) in Net Assets Resulting from Operations	362,942	(552,596)
Distributions
ETF Shares	(30,723)	(60,577)
Admiral Shares	(1,814)	(3,978)
Total Distributions	(32,537)	(64,555)
Capital Share Transactions
ETF Shares	80,479	(1,397,561)
Admiral Shares	(10,166)	(109,475)
Net Increase (Decrease) from Capital Share Transactions	70,313	(1,507,036)
Total Increase (Decrease)	400,718	(2,124,187)
Net Assets
Beginning of Period	3,685,949	5,810,136
End of Period	4,086,667	3,685,949

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$175.75	$199.27	$146.89	$142.53	$146.12	$128.70
Investment Operations
Net Investment Income[1]	1.361	2.432	2.264	2.366	2.597	2.263
Net Realized and Unrealized Gain (Loss) on Investments	16.242	(23.486)	52.318	4.554	(3.754)	17.412
Total from Investment Operations	17.603	(21.054)	54.582	6.920	(1.157)	19.675
Distributions
Dividends from Net Investment Income	(1.553)	(2.466)	(2.202)	(2.560)	(2.433)	(2.255)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.553)	(2.466)	(2.202)	(2.560)	(2.433)	(2.255)
Net Asset Value, End of Period	$191.80	$175.75	$199.27	$146.89	$142.53	$146.12
Total Return	10.12%	-10.62%	37.41%	4.96%	-0.73%	15.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,854	$3,461	$5,438	$3,090	$3,457	$3,957
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.48%	1.29%	1.25%	1.69%	1.87%	1.62%
Portfolio Turnover Rate[2]	3%	4%	5%	4%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$90.29	$102.37	$75.46	$73.22	$75.07	$66.12
Investment Operations
Net Investment Income[1]	.695	1.240	1.162	1.221	1.340	1.154
Net Realized and Unrealized Gain (Loss) on Investments	8.351	(12.056)	26.880	2.336	(1.941)	8.955
Total from Investment Operations	9.046	(10.816)	28.042	3.557	(.601)	10.109
Distributions
Dividends from Net Investment Income	(.796)	(1.264)	(1.132)	(1.317)	(1.249)	(1.159)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.796)	(1.264)	(1.132)	(1.317)	(1.249)	(1.159)
Net Asset Value, End of Period	$98.54	$90.29	$102.37	$75.46	$73.22	$75.07
Total Return[2]	10.12%	-10.62%	37.43%	4.98%	-0.75%	15.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$233	$225	$372	$210	$202	$213
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.48%	1.27%	1.25%	1.71%	1.87%	1.62%
Portfolio Turnover Rate[3]	3%	4%	5%	4%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Notes to Financial Statements
Vanguard Industrials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Industrials Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Industrials Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $144,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,081,675	—	—	4,081,675
Temporary Cash Investments	10,517	—	—	10,517
Total	4,092,192	—	—	4,092,192
Derivative Financial Instruments
Liabilities
Swap Contracts	—	18	—	18
D.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,992,117
Gross Unrealized Appreciation	557,973
Gross Unrealized Depreciation	(457,898)
Net Unrealized Appreciation (Depreciation)	100,075
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $133,026,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Industrials Index Fund
E.	During the six months ended February 28, 2023, the fund purchased $352,132,000 of investment securities and sold $283,799,000 of investment securities, other than temporary cash investments. Purchases and sales include $231,543,000 and $184,825,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $1,733,000 and sales were $23,852,000, resulting in net realized loss of $36,849,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	264,442	1,451	858,213	4,528
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(183,963)	(1,050)	(2,255,774)	(12,125)
Net Increase (Decrease)—ETF Shares	80,479	401	(1,397,561)	(7,597)
Admiral Shares
Issued	34,178	361	89,996	911
Issued in Lieu of Cash Distributions	1,542	17	3,384	35
Redeemed	(45,886)	(508)	(202,855)	(2,091)
Net Increase (Decrease)—Admiral Shares	(10,166)	(130)	(109,475)	(1,145)
At February 28, 2023, one shareholder was a record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

Information Technology Index Fund
Fund Allocation
As of February 28, 2023
Communications Equipment	3.2%
Electronic Equipment, Instruments & Components	3.6
IT Services	16.4
Semiconductors & Semiconductor Equipment	21.0
Software	32.2
Technology Hardware, Storage & Peripherals	23.6
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Information Technology Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communications Equipment (3.2%)
	Cisco Systems Inc.	19,697,965	953,775
	Motorola Solutions Inc.	799,542	210,128
*	Arista Networks Inc.	1,170,616	162,364
	Juniper Networks Inc.	1,577,976	48,570
*	F5 Inc.	293,080	41,905
*	Ciena Corp.	739,520	35,660
*	Lumentum Holdings Inc.	346,024	18,619
*	Calix Inc.	301,961	15,445
*	Viavi Solutions Inc.	1,194,571	13,069
*	Extreme Networks Inc.	693,890	12,990
*	NetScout Systems Inc.	382,722	10,885
*	ViaSat Inc.	306,583	9,737
*	CommScope Holding Co. Inc.	1,135,944	8,224
*,1	Infinera Corp.	1,108,766	7,839
*	Harmonic Inc.	587,854	7,754
	Adtran Holdings Inc.	418,054	7,295
*	Digi International Inc.	206,405	6,888
*	NETGEAR Inc.	202,092	3,658
*	Ribbon Communications Inc.	765,341	3,413
*	Casa Systems Inc.	580,281	2,101
*	Clearfield Inc.	3,980	249
			1,580,568
Electronic Equipment, Instruments & Components (3.6%)
	Amphenol Corp. Class A	2,848,195	220,792
	TE Connectivity Ltd.	1,533,354	195,227
*	Keysight Technologies Inc.	860,931	137,715
	CDW Corp.	650,418	131,658
	Corning Inc.	3,859,299	131,023
*	Teledyne Technologies Inc.	226,416	97,375
*	Zebra Technologies Corp. Class A	251,184	75,418
*	Trimble Inc.	1,203,997	62,680
	Jabil Inc.	670,881	55,703
*	Flex Ltd.	2,227,721	50,703
	Cognex Corp.	852,092	40,406
*	Arrow Electronics Inc.	316,776	37,376
	National Instruments Corp.	654,925	33,080
	Littelfuse Inc.	123,563	31,969
*	Coherent Corp.	652,917	28,160
*	Novanta Inc.	178,770	28,051
*	Insight Enterprises Inc.	179,487	24,037
*	Fabrinet	183,171	22,323
*	IPG Photonics Corp.	179,346	22,103
	Avnet Inc.	479,998	21,461
	Vontier Corp.	812,813	21,271
	TD SYNNEX Corp.	217,231	20,967
	Belden Inc.	223,891	18,892
	Badger Meter Inc.	150,832	18,344
*	Sanmina Corp.	296,755	17,942
	Advanced Energy Industries Inc.	192,185	17,889
*	Rogers Corp.	99,510	14,648
		Shares	Market Value• ($000)
	Vishay Intertechnology Inc.	681,057	14,459
*	Plexus Corp.	143,570	13,767
*	Itron Inc.	238,153	13,282
	Methode Electronics Inc.	205,327	10,006
*	Knowles Corp.	507,652	8,620
*	OSI Systems Inc.	90,764	8,400
*	ePlus Inc.	154,120	8,349
	CTS Corp.	179,820	7,788
*	Mirion Technologies Inc.	791,606	7,188
*	TTM Technologies Inc.	539,005	7,163
*	Napco Security Technologies Inc.	192,867	6,095
*	PAR Technology Corp.	171,461	5,855
*,1	Ouster Inc.	4,280,000	5,136
	Benchmark Electronics Inc.	212,533	5,056
*	ScanSource Inc.	159,826	4,983
*,1	Lightwave Logic Inc.	757,603	4,470
*	nLight Inc.	326,699	3,692
	PC Connection Inc.	82,349	3,607
*,1	MicroVision Inc.	1,355,961	3,471
*	FARO Technologies Inc.	123,761	3,366
*	Arlo Technologies Inc.	751,648	2,856
*,1	SmartRent Inc.	1,100,869	2,851
*	Aeva Technologies Inc.	1,338,489	2,396
*,1	908 Devices Inc.	233,643	2,103
*,1	Focus Universal Inc.	309,581	1,563
*,1	AEye Inc.	1,920,283	1,134
			1,734,869
IT Services (16.3%)
	Visa Inc. Class A	7,278,487	1,600,830
	Mastercard Inc. Class A	4,106,032	1,458,832
	Accenture plc Class A	3,013,530	800,243
	International Business Machines Corp.	4,288,550	554,510
	Automatic Data Processing Inc.	1,983,314	435,972
*	PayPal Holdings Inc.	5,245,943	386,101
*	Fiserv Inc.	2,904,390	334,266
*	Block Inc. (XNYS)	2,522,169	193,526
	Fidelity National Information Services Inc.	2,913,219	184,611
	Paychex Inc.	1,553,019	171,453
*	Snowflake Inc. Class A	1,069,588	165,123
	Cognizant Technology Solutions Corp. Class A	2,485,677	155,678
	Global Payments Inc.	1,331,468	149,391
*	Gartner Inc.	380,464	124,720
*	VeriSign Inc.	465,696	91,663
*	EPAM Systems Inc.	276,998	85,218
	Broadridge Financial Solutions Inc.	567,757	79,929
*	Cloudflare Inc. Class A	1,243,414	74,617
*	FleetCor Technologies Inc.	346,085	74,336
*	MongoDB Inc. Class A	331,209	69,395
		Shares	Market Value• ($000)
	SS&C Technologies Holdings Inc.	1,116,354	65,530
	Jack Henry & Associates Inc.	354,399	58,206
*	GoDaddy Inc. Class A	761,293	57,637
*	Twilio Inc. Class A	850,519	57,163
*	Akamai Technologies Inc.	771,769	56,030
*	Okta Inc.	737,465	52,574
*	WEX Inc.	217,969	42,027
*	DXC Technology Co.	1,142,226	31,685
	Concentrix Corp.	218,560	29,908
*	ExlService Holdings Inc.	165,584	27,240
*	Euronet Worldwide Inc.	247,890	26,983
	Maximus Inc.	305,913	25,109
	Western Union Co.	1,926,901	24,973
*	Toast Inc. Class A	1,116,109	21,117
*	Shift4 Payments Inc. Class A	252,449	16,283
*	Kyndryl Holdings Inc.	971,031	15,235
*,1	Affirm Holdings Inc.	1,032,381	14,061
*	Perficient Inc.	182,667	12,933
*	Verra Mobility Corp. Class A	744,192	12,822
*	Marqeta Inc. Class A	2,008,429	11,649
	EVERTEC Inc.	307,100	11,304
	CSG Systems International Inc.	175,616	9,870
*	Fastly Inc. Class A	653,327	9,075
*	Evo Payments Inc. Class A	266,765	9,030
*	Sabre Corp.	1,673,530	8,468
*	DigitalOcean Holdings Inc.	256,427	8,201
*	Remitly Global Inc.	507,660	7,427
*	Payoneer Global Inc.	1,210,405	7,020
*	International Money Express Inc.	206,656	5,280
*	Flywire Corp.	198,497	4,909
*	Squarespace Inc. Class A	208,496	4,881
	TTEC Holdings Inc.	116,479	4,689
*	Repay Holdings Corp. Class A	540,531	4,584
*	Conduent Inc.	1,102,529	4,388
	Cass Information Systems Inc.	89,396	4,322
*	BigCommerce Holdings Inc. Series 1	401,698	3,824
*	I3 Verticals Inc. Class A	150,939	3,715
*	Grid Dynamics Holdings Inc.	317,135	3,695
*	AvidXchange Holdings Inc.	358,365	3,566
	Hackett Group Inc.	185,144	3,451
*	TaskUS Inc. Class A	193,927	3,337
*	Unisys Corp.	568,749	2,832
*	Paymentus Holdings Inc. Class A	234,627	2,100
*,1	Tucows Inc. Class A	86,111	1,991

Information Technology Index Fund
		Shares	Market Value• ($000)
*	Rackspace Technology Inc.	716,469	1,684
*,1	Cyxtera Technologies Inc.	71,007	159
*	Cerberus Cyber Sentinel Corp.	118,717	68
			7,983,449
Semiconductors & Semiconductor Equipment (20.9%)
	NVIDIA Corp.	11,813,404	2,742,600
	Broadcom Inc.	1,923,552	1,143,148
	Texas Instruments Inc.	4,355,505	746,751
	QUALCOMM Inc.	5,335,835	659,136
*	Advanced Micro Devices Inc.	7,702,357	605,251
	Intel Corp.	19,504,370	486,244
	Applied Materials Inc.	4,106,789	477,003
	Analog Devices Inc.	2,455,751	450,557
	Lam Research Corp.	654,866	318,271
	Micron Technology Inc.	5,273,103	304,891
	KLA Corp.	678,122	257,266
	NXP Semiconductors NV	1,257,812	224,494
	Microchip Technology Inc.	2,648,030	214,570
	Marvell Technology Inc.	4,093,372	184,816
*	ON Semiconductor Corp.	2,082,953	161,241
*	Enphase Energy Inc.	650,577	136,966
	Monolithic Power Systems Inc.	215,066	104,154
	Skyworks Solutions Inc.	776,790	86,666
*	SolarEdge Technologies Inc.	269,388	85,644
*	First Solar Inc.	464,615	78,585
	Teradyne Inc.	760,397	76,907
	Entegris Inc.	726,841	61,949
*	Lattice Semiconductor Corp.	672,792	57,160
*	Qorvo Inc.	504,646	50,914
*	Wolfspeed Inc.	608,812	45,040
*	Silicon Laboratories Inc.	172,288	30,759
	Universal Display Corp.	224,144	30,450
*	Cirrus Logic Inc.	282,142	28,990
	MKS Instruments Inc.	298,012	28,886
*	Rambus Inc.	557,241	24,647
	Power Integrations Inc.	287,715	23,665
*	Synaptics Inc.	200,294	23,557
*	Axcelis Technologies Inc.	170,330	21,894
*	Diodes Inc.	231,591	21,235
*	Onto Innovation Inc.	253,844	20,934
*	Ambarella Inc.	187,745	17,706
*	MACOM Technology Solutions Holdings Inc. Class H	254,112	17,417
	Kulicke & Soffa Industries Inc.	302,747	16,136
*	Allegro MicroSystems Inc.	359,834	15,717
*	Impinj Inc.	113,728	15,083
	Amkor Technology Inc.	569,027	14,658
*	MaxLinear Inc.	389,940	13,340
*	FormFactor Inc.	419,325	12,622
*	Sitime Corp.	88,237	10,955
*	Semtech Corp.	343,529	10,584
*	Cohu Inc.	266,292	9,906
*	Ultra Clean Holdings Inc.	257,019	8,189
*	PDF Solutions Inc.	183,807	6,882
*	Veeco Instruments Inc.	310,022	6,594
		Shares	Market Value• ($000)
*	Photronics Inc.	366,843	6,464
*	Ichor Holdings Ltd.	178,424	5,879
*,1	indie Semiconductor Inc.	526,999	5,512
*	SMART Global Holdings Inc.	304,338	5,082
*	CEVA Inc.	151,985	4,797
*	Alpha & Omega Semiconductor Ltd.	153,224	4,093
*,1	Navitas Semiconductor Corp.	628,188	4,077
*	ACM Research Inc. Class A	331,651	3,442
*	Magnachip Semiconductor Corp.	337,168	3,230
*	Credo Technology Group Holding Ltd.	23,289	247
			10,233,853
Software (32.2%)
	Microsoft Corp.	33,656,109	8,394,507
*	Salesforce Inc.	4,730,962	774,033
*	Adobe Inc.	2,231,132	722,775
	Oracle Corp.	7,624,903	666,417
	Intuit Inc.	1,278,138	520,432
*	ServiceNow Inc.	959,386	414,618
*	Palo Alto Networks Inc.	1,431,921	269,731
*	Synopsys Inc.	731,801	266,200
*	Cadence Design Systems Inc.	1,311,180	252,979
	Roper Technologies Inc.	507,564	218,354
*	Autodesk Inc.	1,040,922	206,821
*	Fortinet Inc.	3,217,305	191,237
*	Workday Inc. Class A	964,664	178,916
*	ANSYS Inc.	419,873	127,478
*	Crowdstrike Holdings Inc. Class A	978,323	118,074
*	VMware Inc. Class A	1,016,054	111,898
*	Datadog Inc. Class A	1,184,197	90,615
*	HubSpot Inc.	221,405	85,653
*	Fair Isaac Corp.	122,304	82,847
*	Zoom Video Communications Inc. Class A	1,095,035	81,679
*	Splunk Inc.	789,659	80,940
*	Paycom Software Inc.	247,427	71,521
*	PTC Inc.	541,502	67,866
*	Tyler Technologies Inc.	202,338	65,001
*	Palantir Technologies Inc. Class A	8,142,331	63,836
*	DocuSign Inc. Class A	976,432	59,904
	Gen Digital Inc. (XNGS)	2,909,441	56,763
*	Zscaler Inc.	417,322	54,732
*	Ceridian HCM Holding Inc.	676,003	49,301
*	Black Knight Inc.	765,598	45,630
*	Dynatrace Inc.	1,065,422	45,312
*	Manhattan Associates Inc.	309,701	44,519
*	Bill Holdings Inc.	462,770	39,164
	Bentley Systems Inc. Class B	957,011	38,721
*	Paylocity Holding Corp.	198,606	38,253
*,1	Unity Software Inc.	1,224,247	37,266
*	Nutanix Inc. Class A	1,119,026	31,612
*	Aspen Technology Inc.	142,284	30,166
*	Guidewire Software Inc.	400,575	28,124
*	Dropbox Inc. Class A	1,370,727	27,963
*	SPS Commerce Inc.	180,909	27,252
*	Smartsheet Inc. Class A	615,811	27,108
		Shares	Market Value• ($000)
	Dolby Laboratories Inc. Class A	309,648	25,478
*	Tenable Holdings Inc.	564,663	24,975
*	Box Inc. Class A	727,435	24,260
*	Five9 Inc.	351,694	23,212
*	Elastic NV	386,892	22,834
*	New Relic Inc.	311,007	22,694
*	Teradata Corp.	528,992	21,562
*	Workiva Inc. Class A	233,942	20,868
*	Qualys Inc.	176,602	20,866
*	Alteryx Inc. Class A	314,805	20,560
*	Blackline Inc.	289,121	19,764
*	NCR Corp.	701,590	17,912
*	Altair Engineering Inc. Class A	273,717	17,534
*	Varonis Systems Inc. Class B	574,370	15,554
*	Envestnet Inc.	243,220	15,204
*	Rapid7 Inc.	317,922	15,038
*	Sprout Social Inc. Class A	245,161	14,950
*	ACI Worldwide Inc.	561,078	14,504
*	Confluent Inc. Class A	593,898	14,485
*	SentinelOne Inc. Class A	899,941	14,390
*	RingCentral Inc. Class A	424,491	14,025
*	Appfolio Inc. Class A	102,643	13,555
	Progress Software Corp.	232,097	13,332
*,1	MicroStrategy Inc. Class A	50,307	13,194
*	Blackbaud Inc.	235,980	13,142
*	Verint Systems Inc.	343,912	12,855
*	Alarm.com Holdings Inc.	250,431	12,729
*	PagerDuty Inc.	425,561	12,707
*	CommVault Systems Inc.	214,673	12,640
	InterDigital Inc.	162,129	11,834
*	UiPath Inc. Class A	756,143	11,221
*	Gitlab Inc. Class A	243,601	10,728
*,1	C3.ai Inc. Class A	474,105	10,705
	Pegasystems Inc.	228,768	10,610
*,1	Freshworks Inc. Class A	707,149	10,565
*	Procore Technologies Inc.	155,847	10,440
*	Agilysys Inc.	129,978	10,387
*	Q2 Holdings Inc.	315,389	10,181
*	AppLovin Corp. Class A	682,624	9,215
*	LiveRamp Holdings Inc.	372,512	8,802
*	Qualtrics International Inc. Class A	506,631	8,572
*	nCino Inc.	310,790	8,469
*	Duck Creek Technologies Inc.	446,081	8,449
*	Appian Corp. Class A	200,888	8,327
*	Everbridge Inc.	233,922	7,645
*,1	Samsara Inc. Class A	450,140	7,499
*	Zeta Global Holdings Corp. Class A	678,822	7,202
*	Sumo Logic Inc.	596,727	7,083
*	HashiCorp Inc. Class A	234,481	6,847
*	Cerence Inc.	247,848	6,786
*	JFrog Ltd.	292,291	6,723
*	E2open Parent Holdings Inc.	1,073,907	6,658
*	DoubleVerify Holdings Inc.	251,681	6,612
*	Zuora Inc. Class A	774,705	6,562
*	PROS Holdings Inc.	248,648	6,487
*	PowerSchool Holdings Inc. Class A	279,921	6,424

Information Technology Index Fund
		Shares	Market Value• ($000)
	Clear Secure Inc. Class A	206,046	6,334
*	Asana Inc. Class A	427,460	6,322
*	Model N Inc.	189,578	6,294
*	Atlassian Corp Ltd. Class A	37,136	6,103
	Adeia Inc.	618,709	6,100
*,1	Riot Platforms Inc.	959,434	5,996
	A10 Networks Inc.	392,735	5,977
*	Digital Turbine Inc.	534,134	5,737
*	Paycor HCM Inc.	222,893	5,521
*	Momentive Global Inc.	780,778	5,387
*	Vertex Inc. Class A	338,718	5,277
*	Braze Inc. Class A	171,126	5,254
*	Jamf Holding Corp.	239,246	5,077
*,1	Marathon Digital Holdings Inc.	704,679	5,003
*	Yext Inc.	674,411	4,950
*	Olo Inc. Class A	620,127	4,918
*	Amplitude Inc. Class A	355,655	4,695
*	LivePerson Inc.	457,361	4,628
*	Sprinklr Inc. Class A	416,158	4,515
*	Matterport Inc.	1,451,350	4,427
*	Consensus Cloud Solutions Inc.	107,819	4,425
*	8x8 Inc.	805,775	4,287
*	Informatica Inc. Class A	247,071	4,262
*	Intapp Inc.	105,435	4,173
*	N-Able Inc.	348,411	4,125
*	Domo Inc. Class B	246,056	3,782
*	Clearwater Analytics Holdings Inc. Class A	208,132	3,582
	American Software Inc. Class A	263,480	3,567
*,1	AvePoint Inc.	698,880	3,494
*	OneSpan Inc.	249,612	3,375
	Ebix Inc.	187,730	3,263
*	Mitek Systems Inc.	343,526	3,195
		Shares	Market Value• ($000)
*	SolarWinds Corp.	332,278	2,831
*	Digimarc Corp.	138,439	2,823
*	Couchbase Inc.	173,286	2,818
*,1	MeridianLink Inc.	177,090	2,791
*,1	SEMrush Holdings Inc. Class A	348,479	2,788
*	ON24 Inc.	285,095	2,748
*	Alkami Technology Inc.	174,547	2,681
*,1	Veritone Inc.	358,925	2,545
*	Rimini Street Inc.	527,001	2,256
*	Enfusion Inc. Class A	191,277	2,050
*	CS Disco Inc.	270,497	1,893
*	Expensify Inc. Class A	208,451	1,755
*	Upland Software Inc.	302,265	1,750
*	SecureWorks Corp. Class A	210,422	1,593
*	Telos Corp.	395,932	1,532
*	Latch Inc.	1,904,316	1,504
*	WM Technology Inc.	1,309,166	1,447
*,1	Cipher Mining Inc.	928,724	1,412
*,1	Embark Technology Inc.	155,466	637
*	Terawulf Inc.	936,344	604
*	ForgeRock Inc. Class A	11,687	239
*	Weave Communications Inc.	33,904	175
*	Porch Group Inc.	55,887	140
			15,737,131
Technology Hardware, Storage & Peripherals (23.5%)
	Apple Inc.	74,235,724	10,943,088
	HP Inc.	4,971,384	146,755
	Hewlett Packard Enterprise Co.	6,269,287	97,864
	NetApp Inc.	1,066,596	68,849
	Seagate Technology Holdings plc	966,831	62,419
*	Western Digital Corp.	1,532,786	58,982
		Shares	Market Value• ($000)
	Dell Technologies Inc. Class C	1,298,045	52,752
*	Pure Storage Inc. Class A	1,387,194	39,590
*	Super Micro Computer Inc.	242,346	23,743
	Xerox Holdings Corp.	634,299	10,460
*	Avid Technology Inc.	214,291	6,227
*	Corsair Gaming Inc.	274,145	4,797
*,1	IonQ Inc.	939,506	4,453
			11,519,979
Total Common Stocks (Cost $39,604,594)			48,789,849
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 4.640% (Cost $199,412)	1,994,867	199,467
Total Investments (100.1%) (Cost $39,804,006)			48,989,316
Other Assets and Liabilities—Net (-0.1%)			(25,574)
Net Assets (100.0%)			48,963,742
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $75,560,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $81,263,000 was received for securities on loan, of which $81,249,000 is held in Vanguard Market Liquidity Fund and $14,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2023	101	24,386	(463)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/31/23	BANA	109,970	(4.469)	—	(175)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Statement of Assets and Liabilities
As of February 28, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $39,604,594)	48,789,849
Affiliated Issuers (Cost $199,412)	199,467
Total Investments in Securities	48,989,316
Investment in Vanguard	1,734
Cash	8,300
Cash Collateral Pledged—Futures Contracts	1,600
Cash Collateral Pledged—Over-the-Counter Swap Contracts	5,420
Receivables for Investment Securities Sold	136,884
Receivables for Accrued Income	50,460
Receivables for Capital Shares Issued	5,892
Total Assets	49,199,606
Liabilities
Payables for Investment Securities Purchased	62,745
Collateral for Securities on Loan	81,263
Payables for Capital Shares Redeemed	89,889
Payables to Vanguard	1,770
Variation Margin Payable—Futures Contracts	22
Unrealized Depreciation—Over-the-Counter Swap Contracts	175
Total Liabilities	235,864
Net Assets	48,963,742
1 Includes $75,560,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	38,891,926
Total Distributable Earnings (Loss)	10,071,816
Net Assets	48,963,742

ETF Shares—Net Assets
Applicable to 121,282,918 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,707,048
Net Asset Value Per Share—ETF Shares	$352.13

Admiral Shares—Net Assets
Applicable to 34,700,699 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,256,694
Net Asset Value Per Share—Admiral Shares	$180.30

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	232,414
Interest[2]	2,469
Securities Lending—Net	2,849
Total Income	237,732
Expenses
The Vanguard Group—Note B
Investment Advisory Services	559
Management and Administrative— ETF Shares	18,382
Management and Administrative— Admiral Shares	2,637
Marketing and Distribution— ETF Shares	919
Marketing and Distribution— Admiral Shares	156
Custodian Fees	68
Shareholders’ Reports—ETF Shares	445
Shareholders’ Reports—Admiral Shares	18
Trustees’ Fees and Expenses	10
Other Expenses	6
Total Expenses	23,200
Expenses Paid Indirectly	(3)
Net Expenses	23,197
Net Investment Income	214,535
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,910,967
Futures Contracts	(2,705)
Swap Contracts	9,345
Realized Net Gain (Loss)	1,917,607
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,625,703)
Futures Contracts	647
Swap Contracts	(175)
Change in Unrealized Appreciation (Depreciation)	(1,625,231)
Net Increase (Decrease) in Net Assets Resulting from Operations	506,911
1	Dividends are net of foreign withholding taxes of $324,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,418,000, ($2,000), less than $1,000, and $30,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,272,414,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	214,535	419,743
Realized Net Gain (Loss)	1,917,607	6,476,344
Change in Unrealized Appreciation (Depreciation)	(1,625,231)	(17,436,415)
Net Increase (Decrease) in Net Assets Resulting from Operations	506,911	(10,540,328)
Distributions
ETF Shares	(201,056)	(362,859)
Admiral Shares	(28,349)	(51,539)
Total Distributions	(229,405)	(414,398)
Capital Share Transactions
ETF Shares	(1,077,484)	1,913,376
Admiral Shares	211,366	54,602
Net Increase (Decrease) from Capital Share Transactions	(866,118)	1,967,978
Total Increase (Decrease)	(588,612)	(8,986,748)
Net Assets
Beginning of Period	49,552,354	58,539,102
End of Period	48,963,742	49,552,354

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$349.23	$426.48	$328.54	$213.66	$202.82	$151.19
Investment Operations
Net Investment Income[1]	1.532	3.003	2.634	2.926	2.572	1.921
Net Realized and Unrealized Gain (Loss) on Investments	3.004	(77.272)	97.919	114.955	10.792	51.430
Total from Investment Operations	4.536	(74.269)	100.553	117.881	13.364	53.351
Distributions
Dividends from Net Investment Income	(1.636)	(2.981)	(2.613)	(3.001)	(2.524)	(1.721)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.636)	(2.981)	(2.613)	(3.001)	(2.524)	(1.721)
Net Asset Value, End of Period	$352.13	$349.23	$426.48	$328.54	$213.66	$202.82
Total Return	1.34%	-17.50%	30.80%	55.72%	6.70%	35.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,707	$43,558	$51,238	$38,711	$20,738	$22,595
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%[2]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.92%	0.76%	0.73%	1.17%	1.32%	1.10%
Portfolio Turnover Rate[3]	3%	6%	4%	5%	5%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Information Technology Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$178.82	$218.38	$168.23	$109.40	$103.86	$77.42
Investment Operations
Net Investment Income[1]	.788	1.538	1.353	1.504	1.326	1.001
Net Realized and Unrealized Gain (Loss) on Investments	1.531	(39.572)	50.136	58.864	5.509	26.324
Total from Investment Operations	2.319	(38.034)	51.489	60.368	6.835	27.325
Distributions
Dividends from Net Investment Income	(.839)	(1.526)	(1.339)	(1.538)	(1.295)	(.885)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.839)	(1.526)	(1.339)	(1.538)	(1.295)	(.885)
Net Asset Value, End of Period	$180.30	$178.82	$218.38	$168.23	$109.40	$103.86
Total Return[2]	1.33%	-17.50%	30.81%	55.78%	6.70%	35.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,257	$5,994	$7,301	$5,149	$2,470	$2,033
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.93%	0.75%	0.73%	1.17%	1.32%	1.10%
Portfolio Turnover Rate[4]	3%	6%	4%	5%	5%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Notes to Financial Statements
Vanguard Information Technology Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by

Information Technology Index Fund
entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to

Information Technology Index Fund
the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $1,734,000, representing less than 0.01% of the fund’s net assets and 0.69% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Information Technology Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	48,789,849	—	—	48,789,849
Temporary Cash Investments	199,467	—	—	199,467
Total	48,989,316	—	—	48,989,316
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	463	—	—	463
Swap Contracts	—	175	—	175
Total	463	175	—	638
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	39,930,460
Gross Unrealized Appreciation	11,939,385
Gross Unrealized Depreciation	(2,880,992)
Net Unrealized Appreciation (Depreciation)	9,058,393
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $1,041,103,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2023, the fund purchased $5,160,211,000 of investment securities and sold $6,075,984,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,392,533,000 and $4,542,887,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $2,449,000 and sales were $3,694,000, resulting in net realized loss of $975,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	3,463,005	10,407	12,984,660	32,734
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,540,489)	(13,850)	(11,071,284)	(28,150)
Net Increase (Decrease)—ETF Shares	(1,077,484)	(3,443)	1,913,376	4,584

Information Technology Index Fund
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	705,917	4,087	1,802,529	8,692
Issued in Lieu of Cash Distributions	25,749	152	46,814	229
Redeemed	(520,300)	(3,059)	(1,794,741)	(8,834)
Net Increase (Decrease)—Admiral Shares	211,366	1,180	54,602	87
H.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

Materials Index Fund
Fund Allocation
As of February 28, 2023
Chemicals	62.6%
Construction Materials	4.6
Containers & Packaging	11.7
Metals & Mining	20.5
Paper & Forest Products	0.6
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Materials Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Chemicals (62.5%)
	Linde plc	1,673,207	582,895
	Air Products and Chemicals Inc.	751,589	214,939
	Sherwin-Williams Co.	834,024	184,611
	Corteva Inc.	2,420,328	150,762
	Ecolab Inc.	868,504	138,414
	Dow Inc.	2,384,160	136,374
	DuPont de Nemours Inc.	1,683,105	122,917
	PPG Industries Inc.	796,308	105,160
	Albemarle Corp.	396,912	100,939
	LyondellBasell Industries NV Class A	882,528	84,714
	International Flavors & Fragrances Inc.	863,842	80,510
	Mosaic Co.	1,153,526	61,356
	CF Industries Holdings Inc.	664,640	57,086
	FMC Corp.	426,688	55,107
	Celanese Corp. Class A	367,477	42,712
	RPM International Inc.	437,440	38,770
	Eastman Chemical Co.	406,777	34,657
	Olin Corp.	441,096	25,473
*	Axalta Coating Systems Ltd.	748,079	22,293
	Valvoline Inc.	592,219	20,846
	Ashland Inc.	174,513	17,762
	Chemours Co.	510,839	17,461
	Huntsman Corp.	552,718	16,217
	Element Solutions Inc.	778,392	15,988
	Westlake Corp.	129,697	15,452
	Cabot Corp.	190,660	15,163
*	Livent Corp.	607,122	14,237
	Balchem Corp.	108,766	14,140
	Avient Corp.	307,800	13,429
	HB Fuller Co.	180,458	12,589
	Scotts Miracle-Gro Co.	140,792	11,615
	Sensient Technologies Corp.	142,289	10,727
*	Ingevity Corp.	126,496	10,444
	Innospec Inc.	83,829	9,176
	NewMarket Corp.	25,066	8,610
	Quaker Chemical Corp.	42,481	8,317
	Stepan Co.	75,362	7,844
	Minerals Technologies Inc.	109,845	6,673
	Tronox Holdings plc Class A	392,142	6,117
	Orion Engineered Carbons SA	205,850	5,249
	Mativ Holdings Inc.	186,760	4,839
*,1	Ginkgo Bioworks Holdings Inc.	2,834,127	4,166
*	Perimeter Solutions SA	478,893	4,099
	AdvanSix Inc.	93,316	3,840
*	Ecovyst Inc.	269,694	2,708
	Chase Corp.	27,224	2,666
	Hawkins Inc.	64,362	2,618
		Shares	Market Value• ($000)
	Koppers Holdings Inc.	70,759	2,540
*	LSB Industries Inc.	180,423	2,452
	Trinseo plc	94,615	2,193
*	Aspen Aerogels Inc.	200,139	2,172
*,1	PureCycle Technologies Inc.	277,222	1,769
*	Origin Materials Inc.	364,455	1,749
*	Diversey Holdings Ltd.	276,986	1,637
*	Intrepid Potash Inc.	36,332	1,151
*,1	Amyris Inc.	852,534	1,066
	Kronos Worldwide Inc.	77,045	870
*,1	Danimer Scientific Inc.	310,068	800
			2,541,080
Construction Materials (4.6%)
	Vulcan Materials Co.	450,299	81,464
	Martin Marietta Materials Inc.	210,407	75,719
	Eagle Materials Inc.	124,707	17,499
*	Summit Materials Inc. Class A	400,708	11,837
			186,519
Containers & Packaging (11.7%)
	Ball Corp.	1,063,715	59,791
	Amcor plc	5,043,995	56,190
	Avery Dennison Corp.	274,332	49,981
	Packaging Corp. of America	313,506	42,863
	International Paper Co.	1,144,845	41,661
	Crown Holdings Inc.	406,462	35,163
	Westrock Co.	861,313	27,045
	Berry Global Group Inc.	420,694	26,125
	AptarGroup Inc.	221,309	25,831
	Graphic Packaging Holding Co.	1,041,249	24,782
	Sealed Air Corp.	489,631	23,806
	Sonoco Products Co.	330,074	19,494
	Silgan Holdings Inc.	298,072	15,917
*	O-I Glass Inc.	524,890	11,663
	Greif Inc. Class A	86,678	6,159
	TriMas Corp.	142,259	4,266
	Myers Industries Inc.	104,415	2,698
	Pactiv Evergreen Inc.	149,762	1,619
*	Ranpak Holdings Corp. Class A	150,452	948
			476,002
Metals & Mining (20.4%)
	Freeport-McMoRan Inc.	4,842,439	198,395
	Nucor Corp.	869,125	145,526
	Newmont Corp.	2,688,887	117,262
	Steel Dynamics Inc.	594,806	75,011
	Reliance Steel & Aluminum Co.	198,825	49,277
*	Cleveland-Cliffs Inc.	1,746,207	37,247
	Alcoa Corp.	599,758	29,352
	Royal Gold Inc.	222,530	26,434
	Commercial Metals Co.	397,942	20,594
*	ATI Inc.	438,305	17,817
		Shares	Market Value• ($000)
	US Steel Corp.	580,982	17,796
	Hecla Mining Co.	2,051,884	10,567
*	MP Materials Corp.	270,396	9,464
*	Arconic Corp.	343,192	9,074
	Alpha Metallurgical Resources Inc.	51,209	8,590
	Carpenter Technology Corp.	163,962	7,924
	Materion Corp.	69,648	7,778
	Warrior Met Coal Inc.	175,508	6,717
	Worthington Industries Inc.	109,362	6,610
	Compass Minerals International Inc.	117,998	4,546
	Kaiser Aluminum Corp.	53,837	4,270
*	Piedmont Lithium Inc.	60,950	3,956
*	Coeur Mining Inc.	957,380	2,987
	Schnitzer Steel Industries Inc. Class A	86,004	2,811
	SunCoke Energy Inc.	282,210	2,684
*	TimkenSteel Corp.	127,945	2,340
*	Century Aluminum Co.	171,148	2,066
	Ryerson Holding Corp.	56,341	2,024
*,1	5e Advanced Materials Inc.	126,200	853
	Ramaco Resources Inc.	73,817	735
			830,707
Paper & Forest Products (0.6%)
	Louisiana-Pacific Corp.	242,609	14,195
	Sylvamo Corp.	134,408	6,630
	Mercer International Inc.	147,040	1,585
			22,410
Total Common Stocks (Cost $3,839,604)			4,056,718
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 4.640% (Cost $11,365)	113,673	11,366
Total Investments (100.1%) (Cost $3,850,969)			4,068,084
Other Assets and Liabilities—Net (-0.1%)			(3,321)
Net Assets (100.0%)			4,064,763
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,851,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,106,000 was received for securities on loan.

Materials Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
US Steel Corp.	8/31/23	BANA	6,494	(4.569)	—	(11)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Statement of Assets and Liabilities
As of February 28, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,839,604)	4,056,718
Affiliated Issuers (Cost $11,365)	11,366
Total Investments in Securities	4,068,084
Investment in Vanguard	148
Receivables for Investment Securities Sold	27,878
Receivables for Accrued Income	6,549
Receivables for Capital Shares Issued	1,234
Total Assets	4,103,893
Liabilities
Due to Custodian	214
Payables for Investment Securities Purchased	15,284
Collateral for Securities on Loan	6,106
Payables for Capital Shares Redeemed	17,370
Payables to Vanguard	145
Unrealized Depreciation—Over-the-Counter Swap Contracts	11
Total Liabilities	39,130
Net Assets	4,064,763
1 Includes $4,851,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	3,933,733
Total Distributable Earnings (Loss)	131,030
Net Assets	4,064,763

ETF Shares—Net Assets
Applicable to 16,532,096 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,998,916
Net Asset Value Per Share—ETF Shares	$181.40

Admiral Shares—Net Assets
Applicable to 11,532,277 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,065,847
Net Asset Value Per Share—Admiral Shares	$92.42

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	36,855
Interest[2]	50
Securities Lending—Net	185
Total Income	37,090
Expenses
The Vanguard Group—Note B
Investment Advisory Services	46
Management and Administrative— ETF Shares	1,184
Management and Administrative— Admiral Shares	445
Marketing and Distribution— ETF Shares	77
Marketing and Distribution— Admiral Shares	27
Custodian Fees	21
Shareholders’ Reports—ETF Shares	101
Shareholders’ Reports—Admiral Shares	8
Trustees’ Fees and Expenses	1
Other Expenses	6
Total Expenses	1,916
Expenses Paid Indirectly	(2)
Net Expenses	1,914
Net Investment Income	35,176
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	41,469
Swap Contracts	1,584
Realized Net Gain (Loss)	43,053
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	292,515
Swap Contracts	(11)
Change in Unrealized Appreciation (Depreciation)	292,504
Net Increase (Decrease) in Net Assets Resulting from Operations	370,733
1	Dividends are net of foreign withholding taxes of $1,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $49,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $60,984,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	35,176	84,474
Realized Net Gain (Loss)	43,053	315,519
Change in Unrealized Appreciation (Depreciation)	292,504	(886,777)
Net Increase (Decrease) in Net Assets Resulting from Operations	370,733	(486,784)
Distributions
ETF Shares	(29,163)	(66,907)
Admiral Shares	(10,324)	(19,170)
Total Distributions	(39,487)	(86,077)
Capital Share Transactions
ETF Shares	(132,659)	(590,097)
Admiral Shares	(17,561)	44,413
Net Increase (Decrease) from Capital Share Transactions	(150,220)	(545,684)
Total Increase (Decrease)	181,026	(1,118,545)
Net Assets
Beginning of Period	3,883,737	5,002,282
End of Period	4,064,763	3,883,737

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$166.09	$187.02	$134.84	$122.80	$134.33	$124.29
Investment Operations
Net Investment Income[1]	1.558	3.213	2.801	2.522	2.501	2.285
Net Realized and Unrealized Gain (Loss) on Investments	15.490	(20.893)	52.014	12.053	(11.541)	9.961
Total from Investment Operations	17.048	(17.680)	54.815	14.575	(9.040)	12.246
Distributions
Dividends from Net Investment Income	(1.738)	(3.250)	(2.635)	(2.535)	(2.490)	(2.206)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.738)	(3.250)	(2.635)	(2.535)	(2.490)	(2.206)
Net Asset Value, End of Period	$181.40	$166.09	$187.02	$134.84	$122.80	$134.33
Total Return	10.39%	-9.55%	41.00%	12.12%	-6.73%	9.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,999	$2,889	$3,924	$1,676	$1,921	$2,749
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.83%	1.76%	1.66%	2.05%	2.04%	1.71%
Portfolio Turnover Rate[3]	2%	4%	5%	4%	4%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$84.62	$95.29	$68.70	$62.57	$68.45	$63.33
Investment Operations
Net Investment Income[1]	.792	1.652	1.424	1.294	1.282	1.159
Net Realized and Unrealized Gain (Loss) on Investments	7.894	(10.665)	26.507	6.130	(5.892)	5.084
Total from Investment Operations	8.686	(9.013)	27.931	7.424	(4.610)	6.243
Distributions
Dividends from Net Investment Income	(.886)	(1.657)	(1.341)	(1.294)	(1.270)	(1.123)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.886)	(1.657)	(1.341)	(1.294)	(1.270)	(1.123)
Net Asset Value, End of Period	$92.42	$84.62	$95.29	$68.70	$62.57	$68.45
Total Return[2]	10.39%	-9.56%	41.04%	12.14%	-6.74%	9.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,066	$994	$1,078	$583	$482	$452
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.82%	1.78%	1.67%	2.08%	2.04%	1.71%
Portfolio Turnover Rate[4]	2%	4%	5%	4%	4%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Notes to Financial Statements
Vanguard Materials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Materials Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Materials Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $148,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,056,718	—	—	4,056,718
Temporary Cash Investments	11,366	—	—	11,366
Total	4,068,084	—	—	4,068,084
Derivative Financial Instruments
Liabilities
Swap Contracts	—	11	—	11
E.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,862,061
Gross Unrealized Appreciation	575,499
Gross Unrealized Depreciation	(369,476)
Net Unrealized Appreciation (Depreciation)	206,023
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $123,718,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023;

Materials Index Fund
should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2023, the fund purchased $221,989,000 of investment securities and sold $377,273,000 of investment securities, other than temporary cash investments. Purchases and sales include $127,112,000 and $260,425,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $399,000 and sales were $39,000, resulting in net realized gain of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	129,144	736	524,091	2,812
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(261,803)	(1,600)	(1,114,188)	(6,400)
Net Increase (Decrease)—ETF Shares	(132,659)	(864)	(590,097)	(3,588)
Admiral Shares
Issued	116,118	1,312	305,754	3,264
Issued in Lieu of Cash Distributions	9,159	111	17,067	189
Redeemed	(142,838)	(1,643)	(278,408)	(3,013)
Net Increase (Decrease)—Admiral Shares	(17,561)	(220)	44,413	440
H.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

Utilities Index Fund
Fund Allocation
As of February 28, 2023
Electric Utilities	60.6%
Gas Utilities	4.7
Independent Power and Renewable Electricity Producers	3.7
Multi-Utilities	26.6
Water Utilities	4.4
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Utilities Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Electric Utilities (60.3%)
	NextEra Energy Inc.	12,763,849	906,616
	Duke Energy Corp.	4,946,214	466,230
	Southern Co.	6,992,602	440,954
	American Electric Power Co. Inc.	3,300,534	290,348
	Exelon Corp.	6,382,763	257,800
	Xcel Energy Inc.	3,514,986	226,963
	Eversource Energy	2,237,155	168,592
	Edison International	2,452,705	162,394
	Constellation Energy Corp.	2,100,403	157,299
	FirstEnergy Corp.	3,488,733	137,945
	Entergy Corp.	1,306,963	134,447
*	PG&E Corp.	8,475,126	132,381
	PPL Corp.	4,729,322	128,023
	Evergy Inc.	1,474,289	86,703
	Alliant Energy Corp.	1,612,230	82,659
	Pinnacle West Capital Corp.	726,679	53,542
	NRG Energy Inc.	1,479,605	48,516
	OGE Energy Corp.	1,285,898	45,932
	IDACORP Inc.	324,738	33,578
	Hawaiian Electric Industries Inc.	703,083	28,440
	Portland General Electric Co.	573,360	27,407
	PNM Resources Inc.	523,966	25,674
	ALLETE Inc.	367,094	22,462
	Avangrid Inc.	496,604	19,382
	Otter Tail Corp.	240,626	17,058
	MGE Energy Inc.	232,243	16,438
			4,117,783
Gas Utilities (4.7%)
	Atmos Energy Corp.	904,980	102,091
	UGI Corp.	1,347,114	50,153
	National Fuel Gas Co.	558,179	31,972
	New Jersey Resources Corp.	619,370	31,606
		Shares	Market Value• ($000)
	ONE Gas Inc.	347,688	27,871
	Southwest Gas Holdings Inc.	430,753	27,142
	Spire Inc.	337,105	23,732
	Chesapeake Utilities Corp.	113,925	14,593
	Northwest Natural Holding Co.	225,438	10,898
			320,058
Independent Power and Renewable Electricity Producers (3.7%)
	AES Corp.	4,289,725	105,870
	Vistra Corp.	2,299,754	50,572
[1]	NextEra Energy Partners LP	555,798	36,827
	Ormat Technologies Inc. (XNYS)	288,152	24,355
	Clearway Energy Inc. Class C	532,003	16,710
*,1	Sunnova Energy International Inc.	664,749	11,819
	Clearway Energy Inc. Class A	217,732	6,469
*	Altus Power Inc.	309,687	2,097
			254,719
Multi-Utilities (26.5%)
	Sempra Energy (XNYS)	2,018,941	302,760
	Dominion Energy Inc.	5,352,098	297,684
	Consolidated Edison Inc.	2,279,374	203,662
	Public Service Enterprise Group Inc.	3,204,682	193,659
	WEC Energy Group Inc.	2,026,016	179,627
	DTE Energy Co.	1,244,397	136,523
	Ameren Corp.	1,560,443	129,064
	CenterPoint Energy Inc.	4,043,431	112,488
	CMS Energy Corp.	1,864,243	109,935
	NiSource Inc.	2,608,460	71,550
	Black Hills Corp.	417,978	25,668
	NorthWestern Corp.	371,340	21,456
	Avista Corp.	474,226	19,500
		Shares	Market Value• ($000)
	Unitil Corp.	103,155	5,603
			1,809,179
Water Utilities (4.4%)
	American Water Works Co. Inc.	1,167,834	163,940
	Essential Utilities Inc.	1,600,478	68,468
	American States Water Co.	237,378	21,198
	California Water Service Group	352,320	20,167
	SJW Group	155,691	11,901
	Middlesex Water Co.	113,295	8,667
	York Water Co.	91,666	3,986
			298,327
Total Common Stocks (Cost $6,791,411)			6,800,066
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 4.640% (Cost $18,129)	181,313	18,129
Total Investments (99.9%) (Cost $6,809,540)			6,818,195
Other Assets and Liabilities—Net (0.1%)			7,069
Net Assets (100.0%)			6,825,264
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,255,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $17,614,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ameren Corp.	1/31/24	GSI	8,583	(4.573)	—	(326)
PG&E Corp.	8/31/23	BANA	17,182	(4.569)	—	(62)
					—	(388)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Statement of Assets and Liabilities
As of February 28, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $6,791,411)	6,800,066
Affiliated Issuers (Cost $18,129)	18,129
Total Investments in Securities	6,818,195
Investment in Vanguard	261
Cash Collateral Pledged—Over-the-Counter Swap Contracts	190
Receivables for Investment Securities Sold	58,739
Receivables for Accrued Income	33,274
Receivables for Capital Shares Issued	436
Total Assets	6,911,095
Liabilities
Due to Custodian	10,900
Payables for Investment Securities Purchased	20,107
Collateral for Securities on Loan	17,614
Payables for Capital Shares Redeemed	36,569
Payables to Vanguard	253
Unrealized Depreciation—Over-the-Counter Swap Contracts	388
Total Liabilities	85,831
Net Assets	6,825,264
1 Includes $17,255,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	6,891,077
Total Distributable Earnings (Loss)	(65,813)
Net Assets	6,825,264

ETF Shares—Net Assets
Applicable to 36,602,261 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,209,962
Net Asset Value Per Share—ETF Shares	$142.34

Admiral Shares—Net Assets
Applicable to 22,619,216 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,615,302
Net Asset Value Per Share—Admiral Shares	$71.41

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends	113,675
Interest[1]	268
Securities Lending—Net	11
Total Income	113,954
Expenses
The Vanguard Group—Note B
Investment Advisory Services	86
Management and Administrative— ETF Shares	2,429
Management and Administrative— Admiral Shares	790
Marketing and Distribution— ETF Shares	130
Marketing and Distribution— Admiral Shares	43
Custodian Fees	41
Shareholders’ Reports—ETF Shares	120
Shareholders’ Reports—Admiral Shares	9
Trustees’ Fees and Expenses	2
Other Expenses	6
Total Expenses	3,656
Expenses Paid Indirectly	(2)
Net Expenses	3,654
Net Investment Income	110,300
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	86,504
Swap Contracts	2,306
Realized Net Gain (Loss)	88,810
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,025,384)
Swap Contracts	(41)
Change in Unrealized Appreciation (Depreciation)	(1,025,425)
Net Increase (Decrease) in Net Assets Resulting from Operations	(826,315)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $268,000, less than $1,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $103,099,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	110,300	209,358
Realized Net Gain (Loss)	88,810	374,119
Change in Unrealized Appreciation (Depreciation)	(1,025,425)	173,877
Net Increase (Decrease) in Net Assets Resulting from Operations	(826,315)	757,354
Distributions
ETF Shares	(92,504)	(157,667)
Admiral Shares	(28,974)	(47,893)
Total Distributions	(121,478)	(205,560)
Capital Share Transactions
ETF Shares	(96,022)	486,753
Admiral Shares	(38,115)	161,161
Net Increase (Decrease) from Capital Share Transactions	(134,137)	647,914
Total Increase (Decrease)	(1,081,930)	1,199,708
Net Assets
Beginning of Period	7,907,194	6,707,486
End of Period	6,825,264	7,907,194

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$161.46	$149.52	$129.35	$139.09	$119.32	$120.75
Investment Operations
Net Investment Income[1]	2.262	4.393	4.310	4.306	4.087	3.757
Net Realized and Unrealized Gain (Loss) on Investments	(18.904)	11.897	20.048	(9.802)	19.562	(1.434)
Total from Investment Operations	(16.642)	16.290	24.358	(5.496)	23.649	2.323
Distributions
Dividends from Net Investment Income	(2.478)	(4.350)	(4.188)	(4.244)	(3.879)	(3.753)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.478)	(4.350)	(4.188)	(4.244)	(3.879)	(3.753)
Net Asset Value, End of Period	$142.34	$161.46	$149.52	$129.35	$139.09	$119.32
Total Return	-10.41%	11.18%	19.19%	-4.08%	20.17%	2.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,210	$6,030	$5,126	$4,014	$4,107	$2,809
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.01%	2.87%	3.09%	3.18%	3.22%	3.25%
Portfolio Turnover Rate[3]	2%	3%	6%	5%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$81.00	$75.01	$64.89	$69.78	$59.86	$60.58
Investment Operations
Net Investment Income[1]	1.133	2.212	2.166	2.163	2.038	1.883
Net Realized and Unrealized Gain (Loss) on Investments	(9.480)	5.961	10.055	(4.924)	9.828	(.719)
Total from Investment Operations	(8.347)	8.173	12.221	(2.761)	11.866	1.164
Distributions
Dividends from Net Investment Income	(1.243)	(2.183)	(2.101)	(2.129)	(1.946)	(1.884)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.243)	(2.183)	(2.101)	(2.129)	(1.946)	(1.884)
Net Asset Value, End of Period	$71.41	$81.00	$75.01	$64.89	$69.78	$59.86
Total Return[2]	-10.40%	11.22%	19.22%	-4.05%	20.19%	2.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,615	$1,877	$1,582	$1,281	$1,266	$868
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.01%	2.88%	3.10%	3.18%	3.22%	3.25%
Portfolio Turnover Rate[4]	2%	3%	6%	5%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Notes to Financial Statements
Vanguard Utilities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Utilities Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Utilities Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $261,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,800,066	—	—	6,800,066
Temporary Cash Investments	18,129	—	—	18,129
Total	6,818,195	—	—	6,818,195
Derivative Financial Instruments
Liabilities
Swap Contracts	—	388	—	388
E.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,825,077
Gross Unrealized Appreciation	299,983
Gross Unrealized Depreciation	(306,865)
Net Unrealized Appreciation (Depreciation)	(6,882)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $182,839,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023;

Utilities Index Fund
should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2023, the fund purchased $543,522,000 of investment securities and sold $687,195,000 of investment securities, other than temporary cash investments. Purchases and sales include $393,110,000 and $488,220,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $0 and sales were $805,000, resulting in net realized loss of $46,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	393,876	2,579	1,904,515	12,392
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(489,898)	(3,325)	(1,417,762)	(9,325)
Net Increase (Decrease)—ETF Shares	(96,022)	(746)	486,753	3,067
Admiral Shares
Issued	185,089	2,414	493,216	6,363
Issued in Lieu of Cash Distributions	22,193	290	35,820	486
Redeemed	(245,397)	(3,259)	(367,875)	(4,761)
Net Increase (Decrease)—Admiral Shares	(38,115)	(555)	161,161	2,088
H.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. The prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with Vanguard and any related funds.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q4832 042023

Semiannual Report  |  February 28, 2023
Vanguard Extended Duration Treasury Index Fund

Contents
AboutYour Fund's Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return
Extended Duration Treasury Index Fund
ETF Shares	$1,000.00	$897.70	$0.28
Institutional Shares	1,000.00	897.90	0.28
Institutional Plus Shares	1,000.00	897.80	0.19
Based on Hypothetical 5% Yearly Return
Extended Duration Treasury Index Fund
ETF Shares	$1,000.00	$1,024.50	$0.30
Institutional Shares	1,000.00	1,024.50	0.30
Institutional Plus Shares	1,000.00	1,024.60	0.20
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.06% for ETF Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Extended Duration Treasury Index Fund
Distribution by Stated Maturity
As of February 28, 2023
15 - 20 Years	0.1%
20 - 25 Years	52.1
25 - 30 Years	47.8
The table reflects the fund's investments, except for short-term investments.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Extended Duration Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	2/15/43	6,138	2,643
United States Treasury Strip Coupon	0.000%	5/15/43	84,381	36,007
United States Treasury Strip Coupon	0.000%	8/15/43	110,201	46,586
United States Treasury Strip Coupon	0.000%	11/15/43	110,520	46,246
United States Treasury Strip Coupon	0.000%	2/15/44	70,447	29,164
United States Treasury Strip Coupon	0.000%	5/15/44	61,948	25,394
United States Treasury Strip Coupon	0.000%	8/15/44	111,023	44,973
United States Treasury Strip Coupon	0.000%	11/15/44	60,001	24,113
United States Treasury Strip Coupon	0.000%	2/15/45	53,292	21,171
United States Treasury Strip Coupon	0.000%	5/15/45	102,552	40,332
United States Treasury Strip Coupon	0.000%	8/15/45	115,595	45,028
United States Treasury Strip Coupon	0.000%	11/15/45	90,876	35,172
United States Treasury Strip Coupon	0.000%	2/15/46	56,333	21,622
United States Treasury Strip Coupon	0.000%	5/15/46	52,218	19,884
United States Treasury Strip Coupon	0.000%	8/15/46	92,088	34,770
United States Treasury Strip Coupon	0.000%	11/15/46	87,374	32,697
United States Treasury Strip Coupon	0.000%	2/15/47	68,808	25,502
United States Treasury Strip Coupon	0.000%	5/15/47	66,613	24,517
United States Treasury Strip Coupon	0.000%	8/15/47	82,405	30,123
United States Treasury Strip Coupon	0.000%	11/15/47	75,021	27,189
United States Treasury Strip Coupon	0.000%	2/15/48	83,615	30,062
United States Treasury Strip Coupon	0.000%	5/15/48	75,812	27,014
United States Treasury Strip Coupon	0.000%	8/15/48	86,704	30,760
United States Treasury Strip Coupon	0.000%	11/15/48	80,883	28,423
United States Treasury Strip Coupon	0.000%	2/15/49	62,460	21,793
United States Treasury Strip Coupon	0.000%	5/15/49	56,224	19,525
United States Treasury Strip Coupon	0.000%	8/15/49	106,565	36,831
United States Treasury Strip Coupon	0.000%	11/15/49	110,353	38,020
United States Treasury Strip Coupon	0.000%	2/15/50	81,917	28,114
United States Treasury Strip Coupon	0.000%	5/15/50	77,924	26,671
United States Treasury Strip Coupon	0.000%	8/15/50	135,716	46,207
United States Treasury Strip Coupon	0.000%	11/15/50	81,075	27,496
United States Treasury Strip Coupon	0.000%	2/15/51	132,085	44,682
United States Treasury Strip Coupon	0.000%	5/15/51	91,170	30,642
United States Treasury Strip Coupon	0.000%	8/15/51	85,321	28,569
United States Treasury Strip Coupon	0.000%	11/15/51	118,225	39,282
United States Treasury Strip Coupon	0.000%	2/15/52	83,957	27,942
United States Treasury Strip Coupon	0.000%	5/15/52	54,243	17,959
United States Treasury Strip Coupon	0.000%	8/15/52	50,375	16,569
4

Extended Duration Treasury Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Strip Coupon	0.000%	11/15/52	7,542	2,482
United States Treasury Strip Coupon	0.000%	2/15/53	1,066	347
United States Treasury Strip Principal	0.000%	5/15/43	93,047	40,657
United States Treasury Strip Principal	0.000%	8/15/43	86,232	37,524
United States Treasury Strip Principal	0.000%	11/15/43	70,021	30,153
United States Treasury Strip Principal	0.000%	2/15/44	60,381	25,657
United States Treasury Strip Principal	0.000%	5/15/44	65,359	27,435
United States Treasury Strip Principal	0.000%	8/15/44	118,568	49,160
United States Treasury Strip Principal	0.000%	11/15/44	49,218	20,218
United States Treasury Strip Principal	0.000%	2/15/45	41,837	17,003
United States Treasury Strip Principal	0.000%	5/15/45	99,730	40,188
United States Treasury Strip Principal	0.000%	8/15/45	101,057	40,296
United States Treasury Strip Principal	0.000%	11/15/45	92,332	36,543
United States Treasury Strip Principal	0.000%	2/15/46	52,283	20,537
United States Treasury Strip Principal	0.000%	5/15/46	53,084	20,703
United States Treasury Strip Principal	0.000%	8/15/46	93,466	36,130
United States Treasury Strip Principal	0.000%	11/15/46	82,532	31,736
United States Treasury Strip Principal	0.000%	2/15/47	73,564	27,983
United States Treasury Strip Principal	0.000%	5/15/47	62,374	23,580
United States Treasury Strip Principal	0.000%	8/15/47	63,371	23,809
United States Treasury Strip Principal	0.000%	11/15/47	81,360	30,389
United States Treasury Strip Principal	0.000%	2/15/48	81,401	30,176
United States Treasury Strip Principal	0.000%	5/15/48	70,111	25,853
United States Treasury Strip Principal	0.000%	8/15/48	80,918	29,636
United States Treasury Strip Principal	0.000%	11/15/48	68,879	25,141
United States Treasury Strip Principal	0.000%	2/15/49	78,313	28,407
United States Treasury Strip Principal	0.000%	5/15/49	58,013	20,948
United States Treasury Strip Principal	0.000%	8/15/49	106,405	38,048
United States Treasury Strip Principal	0.000%	11/15/49	68,386	24,352
United States Treasury Strip Principal	0.000%	2/15/50	99,998	35,335
United States Treasury Strip Principal	0.000%	5/15/50	82,705	29,044
United States Treasury Strip Principal	0.000%	8/15/50	138,210	48,125
United States Treasury Strip Principal	0.000%	11/15/50	72,350	25,034
United States Treasury Strip Principal	0.000%	2/15/51	106,300	36,541
United States Treasury Strip Principal	0.000%	5/15/51	79,705	27,162
United States Treasury Strip Principal	0.000%	8/15/51	95,750	32,607
United States Treasury Strip Principal	0.000%	11/15/51	86,352	29,198
United States Treasury Strip Principal	0.000%	2/15/52	116,856	39,293
United States Treasury Strip Principal	0.000%	5/15/52	93,931	31,438
United States Treasury Strip Principal	0.000%	8/15/52	95,050	31,522
United States Treasury Strip Principal	0.000%	11/15/52	89,648	30,074
United States Treasury Strip Principal	0.000%	2/15/53	66,088	21,840
Total U.S. Government and Agency Obligations (Cost $3,326,793)				2,401,998
5

Extended Duration Treasury Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $398)	4.640%	3,978	398
Total Investments (100.0%) (Cost $3,327,191)				2,402,396
Other Assets and Liabilities—Net (0.0%)				(539)
Net Assets (100%)				2,401,857
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Extended Duration Treasury Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,326,793)	2,401,998
Affiliated Issuers (Cost $398)	398
Total Investments in Securities	2,402,396
Investment in Vanguard	89
Receivables for Investment Securities Sold	66,293
Receivables for Accrued Income	3
Total Assets	2,468,781
Liabilities
Due to Custodian	128
Payables for Investment Securities Purchased	66,743
Payables for Capital Shares Redeemed	3
Payables to Vanguard	50
Total Liabilities	66,924
Net Assets	2,401,857
At February 28, 2023, net assets consisted of:

Paid-in Capital	3,541,539
Total Distributable Earnings (Loss)	(1,139,682)
Net Assets	2,401,857

ETF Shares—Net Assets
Applicable to 18,675,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,589,258
Net Asset Value Per Share—ETF Shares	$85.10

Institutional Shares—Net Assets
Applicable to 22,403,768 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	575,978
Net Asset Value Per Share—Institutional Shares	$25.71

Institutional Plus Shares—Net Assets
Applicable to 3,666,325 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	236,621
Net Asset Value Per Share—Institutional Plus Shares	$64.54
See accompanying Notes, which are an integral part of the Financial Statements.
7

Extended Duration Treasury Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Interest[1]	37,388
Total Income	37,388
Expenses
The Vanguard Group—Note B
Investment Advisory Services	28
Management and Administrative—ETF Shares	311
Management and Administrative—Institutional Shares	147
Management and Administrative—Institutional Plus Shares	42
Marketing and Distribution—ETF Shares	41
Marketing and Distribution—Institutional Shares	10
Marketing and Distribution—Institutional Plus Shares	2
Custodian Fees	3
Shareholders’ Reports—ETF Shares	41
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	632
Expenses Paid Indirectly	(3)
Net Expenses	629
Net Investment Income	36,759
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(119,402)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(154,392)
Net Increase (Decrease) in Net Assets Resulting from Operations	(237,035)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $24,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($3,870,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Extended Duration Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	36,759	54,800
Realized Net Gain (Loss)	(119,402)	(64,318)
Change in Unrealized Appreciation (Depreciation)	(154,392)	(838,872)
Net Increase (Decrease) in Net Assets Resulting from Operations	(237,035)	(848,390)
Distributions
ETF Shares	(22,009)	(28,243)
Institutional Shares	(8,416)	(15,042)
Institutional Plus Shares	(3,794)	(9,537)
Total Distributions	(34,219)	(52,822)
Capital Share Transactions
ETF Shares	449,326	534,037
Institutional Shares	21,630	83,248
Institutional Plus Shares	3,794	(88,387)
Net Increase (Decrease) from Capital Share Transactions	474,750	528,898
Total Increase (Decrease)	203,496	(372,314)
Net Assets
Beginning of Period	2,198,361	2,570,675
End of Period	2,401,857	2,198,361
See accompanying Notes, which are an integral part of the Financial Statements.
9

Extended Duration Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$96.31	$140.69	$163.11	$146.43	$113.39	$120.92
Investment Operations
Net Investment Income[1]	1.450	2.769	2.795	3.146	3.347	3.353
Net Realized and Unrealized Gain (Loss) on Investments[2]	(11.286)	(44.418)	(17.061)	18.113	32.972	(7.272)
Total from Investment Operations	(9.836)	(41.649)	(14.266)	21.259	36.319	(3.919)
Distributions
Dividends from Net Investment Income	(1.374)	(2.731)	(2.820)	(3.329)	(3.279)	(3.314)
Distributions from Realized Capital Gains	—	—	(5.334)	(1.250)	—	(.297)
Total Distributions	(1.374)	(2.731)	(8.154)	(4.579)	(3.279)	(3.611)
Net Asset Value, End of Period	$85.10	$96.31	$140.69	$163.11	$146.43	$113.39
Total Return	-10.23%	-30.00%	-8.94%	14.98%	32.92%	-3.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,589	$1,312	$1,277	$1,810	$1,333	$658
Ratio of Total Expenses to Average Net Assets	0.06%[3]	0.06%[3]	0.06%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.38%	2.33%	1.93%	2.06%	2.87%	2.93%
Portfolio Turnover Rate[4]	11%	15%	23%	17%	20%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.02, $.03, $.07, $.07, $.04, and $.07.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Extended Duration Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$29.09	$42.50	$49.27	$44.24	$34.25	$36.52
Investment Operations
Net Investment Income[1]	.437	.835	.842	.959	1.015	1.016
Net Realized and Unrealized Gain (Loss) on Investments[2]	(3.402)	(13.425)	(5.143)	5.459	9.967	(2.191)
Total from Investment Operations	(2.965)	(12.590)	(4.301)	6.418	10.982	(1.175)
Distributions
Dividends from Net Investment Income	(.415)	(.820)	(.857)	(1.010)	(.992)	(1.005)
Distributions from Realized Capital Gains	—	—	(1.612)	(.378)	—	(.090)
Total Distributions	(.415)	(.820)	(2.469)	(1.388)	(.992)	(1.095)
Net Asset Value, End of Period	$25.71	$29.09	$42.50	$49.27	$44.24	$34.25
Total Return[3]	-10.21%	-30.01%	-8.95%	14.98%	32.94%	-3.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$576	$623	$789	$889	$862	$787
Ratio of Total Expenses to Average Net Assets	0.06%[4]	0.06%[4]	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	3.37%	2.29%	1.96%	2.10%	2.88%	2.94%
Portfolio Turnover Rate[5]	11%	15%	23%	17%	20%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.02, $.02, $.01, and $.02.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Extended Duration Treasury Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$73.04	$106.68	$123.70	$111.06	$85.99	$91.68
Investment Operations
Net Investment Income[1]	1.105	2.114	2.140	2.432	2.564	2.568
Net Realized and Unrealized Gain (Loss) on Investments[2]	(8.558)	(33.676)	(12.941)	13.716	25.015	(5.492)
Total from Investment Operations	(7.453)	(31.562)	(10.801)	16.148	27.579	(2.924)
Distributions
Dividends from Net Investment Income	(1.047)	(2.078)	(2.173)	(2.560)	(2.509)	(2.541)
Distributions from Realized Capital Gains	—	—	(4.046)	(.948)	—	(.225)
Total Distributions	(1.047)	(2.078)	(6.219)	(3.508)	(2.509)	(2.766)
Net Asset Value, End of Period	$64.54	$73.04	$106.68	$123.70	$111.06	$85.99
Total Return[3]	-10.22%	-29.98%	-8.95%	15.02%	32.95%	-3.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$237	$264	$505	$689	$780	$533
Ratio of Total Expenses to Average Net Assets	0.04%[4]	0.04%[4]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	3.40%	2.29%	1.96%	2.12%	2.90%	2.96%
Portfolio Turnover Rate[5]	11%	15%	23%	17%	20%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.01, $.02, $.05, $.05, $.03, and $.06.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Extended Duration Treasury Index Fund
Notes to Financial Statements
Vanguard Extended Duration Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
13

Extended Duration Treasury Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $89,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
14

Extended Duration Treasury Index Fund
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,401,998	—	2,401,998
Temporary Cash Investments	398	—	—	398
Total	398	2,401,998	—	2,402,396
E.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,335,935
Gross Unrealized Appreciation	4,534
Gross Unrealized Depreciation	(938,073)
Net Unrealized Appreciation (Depreciation)	(933,539)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $106,428,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2023, the fund purchased $845,130,000 of investment securities and sold $404,556,000 of investment securities, other than temporary cash investments. Purchases and sales include $599,219,000 and $150,368,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
15

Extended Duration Treasury Index Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	599,855	6,900	1,370,500	11,325
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(150,529)	(1,850)	(836,463)	(6,775)
Net Increase (Decrease)—ETF Shares	449,326	5,050	534,037	4,550
Institutional Shares
Issued[1]	91,302	3,583	131,583	4,011
Issued in Lieu of Cash Distributions	8,181	313	15,013	411
Redeemed	(77,853)	(2,890)	(63,348)	(1,583)
Net Increase (Decrease)—Institutional Shares	21,630	1,006	83,248	2,839
Institutional Plus Shares
Issued[1]	—	—	—	—
Issued in Lieu of Cash Distributions	3,794	58	9,537	103
Redeemed	—	—	(97,924)	(1,231)
Net Increase (Decrease)—Institutional Plus Shares	3,794	58	(88,387)	(1,128)
1	Includes purchase fees for fiscal 2023 and 2022 of $400,000 and $535,000, respectively (fund totals).
H.  Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
16

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q12752 042023

Semiannual Report   |   February 28, 2023
Vanguard Mega Cap Index Funds
Vanguard Mega Cap Index Fund
Vanguard Mega Cap Growth Index Fund
Vanguard Mega Cap Value Index Fund

Contents
About Your Fund’s Expenses	1
Mega Cap Index Fund	3
Mega Cap Growth Index Fund	17
Mega Cap Value Index Fund	30

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return
Mega Cap Index Fund
ETF Shares	$1,000.00	$1,005.20	$0.35
Institutional Shares	1,000.00	1,005.30	0.30
Mega Cap Growth Index Fund
ETF Shares	$1,000.00	$966.10	$0.34
Institutional Shares	1,000.00	966.20	0.29
Mega Cap Value Index Fund
ETF Shares	$1,000.00	$1,052.40	$0.36
Institutional Shares	1,000.00	1,052.50	0.31
Based on Hypothetical 5% Yearly Return
Mega Cap Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Institutional Shares	1,000.00	1,024.50	0.30
Mega Cap Growth Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Institutional Shares	1,000.00	1,024.50	0.30
Mega Cap Value Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Institutional Shares	1,000.00	1,024.50	0.30
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Mega Cap Index Fund, 0.07% for ETF Shares and 0.06% for Institutional Shares; for the Mega Cap Growth Index Fund, 0.07% for ETF Shares and 0.06% for Institutional Shares; and for the Mega Cap Value Index Fund, 0.07% for ETF Shares and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Mega Cap Index Fund
Fund Allocation
As of February 28, 2023
Basic Materials	1.5%
Consumer Discretionary	14.2
Consumer Staples	6.1
Energy	4.5
Financials	10.9
Health Care	14.4
Industrials	11.9
Real Estate	1.4
Technology	30.2
Telecommunications	2.7
Utilities	2.2
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Mega Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Basic Materials (1.5%)
	Linde plc	65,926	22,967
	Air Products and Chemicals Inc.	29,614	8,469
	Freeport-McMoRan Inc.	190,830	7,818
	Ecolab Inc.	34,270	5,462
	Dow Inc.	93,882	5,370
	Newmont Corp.	106,110	4,627
			54,713
Consumer Discretionary (14.1%)
*	Amazon.com Inc.	1,158,135	109,131
*	Tesla Inc.	358,500	73,747
	Home Depot Inc.	136,130	40,368
	Costco Wholesale Corp.	59,110	28,620
	McDonald's Corp.	97,829	25,818
	Walmart Inc.	181,242	25,760
*	Walt Disney Co.	243,468	24,252
	NIKE Inc. Class B	168,206	19,981
*	Netflix Inc.	59,423	19,142
	Lowe's Cos. Inc.	80,757	16,616
	Starbucks Corp.	153,343	15,655
*	Booking Holdings Inc.	5,171	13,052
	TJX Cos. Inc.	147,288	11,282
	Target Corp.	61,439	10,352
*	Uber Technologies Inc.	253,099	8,418
	Activision Blizzard Inc.	94,039	7,170
	General Motors Co.	180,255	6,983
*	O'Reilly Automotive Inc.	8,321	6,907
	Estee Lauder Cos. Inc. Class A	27,834	6,765
	Dollar General Corp.	30,165	6,525
	Marriott International Inc. Class A	38,046	6,439
	Ford Motor Co.	527,533	6,367
*	Airbnb Inc. Class A	48,013	5,919
	Ross Stores Inc.	46,298	5,118
*	Lululemon Athletica Inc.	16,342	5,053
	Yum! Brands Inc.	37,612	4,783
	Electronic Arts Inc.	36,933	4,097
*	AutoZone Inc.	1,282	3,188
*	Chipotle Mexican Grill Inc. Class A	1,831	2,730
	Hilton Worldwide Holdings Inc.	17,983	2,599
*	Warner Bros Discovery Inc.	145,232	2,269
*	Rivian Automotive Inc. Class A	85,386	1,648
		Shares	Market Value• ($000)
*	Las Vegas Sands Corp.	22,845	1,313
			528,067
Consumer Staples (6.1%)
	Procter & Gamble Co.	316,460	43,532
	PepsiCo Inc.	184,000	31,929
	Coca-Cola Co.	519,854	30,936
	Philip Morris International Inc.	207,088	20,150
	CVS Health Corp.	175,493	14,661
	Mondelez International Inc. Class A	182,457	11,892
	Altria Group Inc.	239,245	11,108
	Colgate-Palmolive Co.	111,495	8,173
	McKesson Corp.	19,001	6,647
	General Mills Inc.	79,189	6,296
	Kimberly-Clark Corp.	45,041	5,632
	Sysco Corp.	67,730	5,051
*	Monster Beverage Corp.	48,790	4,965
	Constellation Brands Inc. Class A	20,974	4,692
	Hershey Co.	19,645	4,682
	Keurig Dr Pepper Inc.	122,916	4,247
	Kraft Heinz Co.	106,486	4,147
	Walgreens Boots Alliance Inc.	92,321	3,280
	Archer-Daniels-Midland Co.	36,655	2,918
	Brown-Forman Corp. Class B	41,123	2,668
	Brown-Forman Corp. Class A	7,201	467
			228,073
Energy (4.4%)
	Exxon Mobil Corp.	550,013	60,452
	Chevron Corp.	232,373	37,359
	ConocoPhillips	166,376	17,195
	Schlumberger Ltd.	189,350	10,075
	EOG Resources Inc.	78,421	8,863
	Marathon Petroleum Corp.	62,557	7,732
	Pioneer Natural Resources Co.	30,098	6,032
	Occidental Petroleum Corp.	91,044	5,332
	Kinder Morgan Inc.	255,766	4,363
	Valero Energy Corp.	25,728	3,389
	Phillips 66	31,522	3,233
	Williams Cos. Inc.	81,693	2,459
			166,484
4

Mega Cap Index Fund
		Shares	Market Value• ($000)
Financials (10.9%)
*	Berkshire Hathaway Inc. Class B	211,763	64,626
	JPMorgan Chase & Co.	391,795	56,164
	Bank of America Corp.	910,746	31,239
	Wells Fargo & Co.	508,988	23,805
	Morgan Stanley	169,338	16,341
	Charles Schwab Corp.	206,196	16,067
	Goldman Sachs Group Inc.	45,218	15,901
	S&P Global Inc.	43,516	14,848
	BlackRock Inc.	19,026	13,117
	Citigroup Inc.	245,771	12,458
	Progressive Corp.	78,131	11,213
	Chubb Ltd.	52,712	11,123
	Marsh & McLennan Cos. Inc.	66,276	10,746
	US Bancorp	188,556	9,000
	CME Group Inc.	48,102	8,916
	Blackstone Inc.	93,734	8,511
	PNC Financial Services Group Inc.	53,811	8,498
	Truist Financial Corp.	177,205	8,320
	Aon plc Class A (XNYS)	26,205	7,968
	Intercontinental Exchange Inc.	74,655	7,600
	Moody's Corp.	20,773	6,027
*	Berkshire Hathaway Inc. Class A	13	6,026
	Travelers Cos. Inc.	31,288	5,792
	MetLife Inc.	78,634	5,640
	Aflac Inc.	74,768	5,095
	Bank of New York Mellon Corp.	97,250	4,948
	Prudential Financial Inc.	49,159	4,916
	KKR & Co. Inc.	86,290	4,863
	Allstate Corp.	35,389	4,557
	American International Group Inc.	49,599	3,031
			407,356
Health Care (14.3%)
	UnitedHealth Group Inc.	124,808	59,401
	Johnson & Johnson	349,181	53,516
	AbbVie Inc.	236,190	36,350
	Merck & Co. Inc.	338,588	35,972
	Eli Lilly & Co.	114,212	35,545
	Pfizer Inc.	749,653	30,413
	Thermo Fisher Scientific Inc.	52,412	28,395
	Abbott Laboratories	232,832	23,684
	Danaher Corp.	87,486	21,655
	Bristol-Myers Squibb Co.	284,125	19,593
	Amgen Inc.	71,240	16,503
	Elevance Health Inc.	31,933	14,998
	Medtronic plc	177,606	14,706
	Gilead Sciences Inc.	167,544	13,492
	Stryker Corp.	45,504	11,962
	Cigna Group	40,792	11,915
*	Intuitive Surgical Inc.	47,199	10,827
*	Regeneron Pharmaceuticals Inc.	13,548	10,302
*	Vertex Pharmaceuticals Inc.	34,232	9,937
	Zoetis Inc.	55,956	9,345
*	Boston Scientific Corp.	191,269	8,936
	Becton Dickinson and Co.	37,811	8,869
	Humana Inc.	16,939	8,385
	HCA Healthcare Inc.	28,281	6,885
*	Edwards Lifesciences Corp.	82,690	6,652
		Shares	Market Value• ($000)
*	Moderna Inc.	43,588	6,050
	Agilent Technologies Inc.	39,524	5,611
*	Biogen Inc.	19,191	5,179
*	Illumina Inc.	20,998	4,183
*	IDEXX Laboratories Inc.	5,535	2,619
*	GE Healthcare Inc.	24,339	1,850
	Baxter International Inc.	33,496	1,338
			535,068
Industrials (11.8%)
	Visa Inc. Class A	217,479	47,832
	Mastercard Inc. Class A	114,608	40,719
	Accenture plc Class A	84,089	22,330
	Raytheon Technologies Corp.	196,275	19,253
	United Parcel Service Inc. Class B (XNYS)	97,499	17,793
	Honeywell International Inc.	89,820	17,199
	Union Pacific Corp.	82,078	17,013
	Caterpillar Inc.	69,496	16,648
	Lockheed Martin Corp.	35,045	16,620
*	Boeing Co.	79,619	16,047
	Deere & Co.	36,258	15,201
	American Express Co.	74,894	13,031
	General Electric Co.	145,794	12,350
	Automatic Data Processing Inc.	55,369	12,171
*	PayPal Holdings Inc.	152,276	11,207
	Eaton Corp. plc	53,059	9,282
*	Fiserv Inc.	76,298	8,781
	Northrop Grumman Corp.	18,550	8,609
	Illinois Tool Works Inc.	36,900	8,604
	CSX Corp.	280,688	8,558
	3M Co.	73,777	7,949
	General Dynamics Corp.	33,047	7,532
	Norfolk Southern Corp.	30,908	6,949
	Sherwin-Williams Co.	31,151	6,895
	Emerson Electric Co.	79,038	6,537
	FedEx Corp.	31,234	6,347
	Parker-Hannifin Corp.	17,126	6,026
	Johnson Controls International plc	91,916	5,765
	Trane Technologies plc	30,756	5,689
	Capital One Financial Corp.	51,041	5,568
*	Block Inc. (XNYS)	71,824	5,511
	L3Harris Technologies Inc.	25,475	5,380
	Fidelity National Information Services Inc.	79,267	5,023
	Paychex Inc.	43,360	4,787
	Cummins Inc.	18,828	4,577
	DuPont de Nemours Inc.	59,841	4,370
	PPG Industries Inc.	31,413	4,148
	Otis Worldwide Corp.	27,752	2,348
	Global Payments Inc.	17,976	2,017
			442,666
Real Estate (1.4%)
	Prologis Inc.	123,312	15,216
	American Tower Corp.	62,178	12,312
	Equinix Inc.	12,361	8,508
	Crown Castle Inc.	57,857	7,565
	Public Storage	19,995	5,977
	Simon Property Group Inc.	21,810	2,663
			52,241
Technology (30.0%)
	Apple Inc.	2,018,367	297,528
	Microsoft Corp.	995,614	248,326
	NVIDIA Corp.	312,112	72,460

5

Mega Cap Index Fund
		Shares	Market Value• ($000)
*	Alphabet Inc. Class A	797,276	71,803
*	Alphabet Inc. Class C	691,289	62,423
*	Meta Platforms Inc. Class A	300,267	52,529
	Broadcom Inc.	54,095	32,148
	Texas Instruments Inc.	121,245	20,787
*	Salesforce Inc.	126,853	20,754
*	Adobe Inc.	62,058	20,104
	QUALCOMM Inc.	149,726	18,496
	Oracle Corp.	198,116	17,315
*	Advanced Micro Devices Inc.	215,371	16,924
	International Business Machines Corp.	120,776	15,616
	Intuit Inc.	35,619	14,503
	Intel Corp.	551,176	13,741
	Applied Materials Inc.	114,912	13,347
	Analog Devices Inc.	67,983	12,473
*	ServiceNow Inc.	27,017	11,676
	Lam Research Corp.	18,225	8,858
	Micron Technology Inc.	145,224	8,397
*	Palo Alto Networks Inc.	40,407	7,611
*	Synopsys Inc.	20,489	7,453
	KLA Corp.	18,942	7,186
	Roper Technologies Inc.	14,209	6,113
*	Autodesk Inc.	28,845	5,731
*	Snowflake Inc. Class A	36,350	5,612
	TE Connectivity Ltd.	42,283	5,383
*	Workday Inc. Class A	26,792	4,969
	Cognizant Technology Solutions Corp. Class A	68,633	4,299
	HP Inc.	120,892	3,569
*	Crowdstrike Holdings Inc. Class A	28,733	3,468
*	VMware Inc. Class A	31,157	3,431
*	Fortinet Inc.	44,532	2,647
	Marvell Technology Inc.	56,989	2,573
	Dell Technologies Inc. Class C	32,869	1,336
			1,121,589
Telecommunications (2.7%)
	Cisco Systems Inc.	493,783	23,909
	Comcast Corp. Class A	576,116	21,414
	Verizon Communications Inc.	532,908	20,682
		Shares	Market Value• ($000)
	AT&T Inc.	951,903	18,001
*	T-Mobile US Inc.	83,058	11,809
*	Charter Communications Inc. Class A	13,496	4,961
			100,776
Utilities (2.2%)
	NextEra Energy Inc.	265,435	18,854
	Duke Energy Corp.	102,828	9,693
	Southern Co.	145,436	9,171
	Waste Management Inc.	54,751	8,200
	Sempra Energy (XNYS)	41,960	6,292
	Dominion Energy Inc.	111,241	6,187
	American Electric Power Co. Inc.	68,645	6,039
	Exelon Corp.	132,459	5,350
	Xcel Energy Inc.	73,120	4,721
	Public Service Enterprise Group Inc.	66,649	4,028
	Republic Services Inc. Class A	27,474	3,542
			82,077
Total Common Stocks (Cost $2,871,551)			3,719,110
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund, 4.640% (Cost $14,093)	140,947	14,093
Total Investments (99.8%) (Cost $2,885,644)			3,733,203
Other Assets and Liabilities—Net (0.2%)			7,257
Net Assets (100%)			3,740,460
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	106	21,070	(49)

See accompanying Notes, which are an integral part of the Financial Statements.
6

Mega Cap Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,871,551)	3,719,110
Affiliated Issuers (Cost $14,093)	14,093
Total Investments in Securities	3,733,203
Investment in Vanguard	137
Cash	39
Cash Collateral Pledged—Futures Contracts	1,125
Receivables for Accrued Income	6,203
Total Assets	3,740,707
Liabilities
Payables for Investment Securities Purchased	86
Payables to Vanguard	95
Variation Margin Payable—Futures Contracts	66
Total Liabilities	247
Net Assets	3,740,460
At February 28, 2023, net assets consisted of:

Paid-in Capital	2,873,149
Total Distributable Earnings (Loss)	867,311
Net Assets	3,740,460

ETF Shares—Net Assets
Applicable to 25,975,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,566,470
Net Asset Value Per Share—ETF Shares	$137.30

Institutional Shares—Net Assets
Applicable to 642,686 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	173,990
Net Asset Value Per Share—Institutional Shares	$270.72

See accompanying Notes, which are an integral part of the Financial Statements.
7

Mega Cap Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends	31,522
Interest[1]	209
Securities Lending—Net	23
Total Income	31,754
Expenses
The Vanguard Group—Note B
Investment Advisory Services	45
Management and Administrative—ETF Shares	1,041
Management and Administrative—Institutional Shares	46
Marketing and Distribution—ETF Shares	68
Marketing and Distribution—Institutional Shares	2
Custodian Fees	16
Shareholders’ Reports—ETF Shares	70
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	6
Total Expenses	1,295
Expenses Paid Indirectly	(1)
Net Expenses	1,294
Net Investment Income	30,460
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	113,189
Futures Contracts	(1,353)
Realized Net Gain (Loss)	111,836
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(128,443)
Futures Contracts	(50)
Change in Unrealized Appreciation (Depreciation)	(128,493)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,803
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $197,000, $4,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $142,900,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Mega Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	30,460	59,135
Realized Net Gain (Loss)	111,836	332,118
Change in Unrealized Appreciation (Depreciation)	(128,493)	(990,069)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,803	(598,816)
Distributions
ETF Shares	(31,698)	(55,014)
Institutional Shares	(1,517)	(2,467)
Total Distributions	(33,215)	(57,481)
Capital Share Transactions
ETF Shares	(115,542)	41,621
Institutional Shares	(3,277)	15,237
Net Increase (Decrease) from Capital Share Transactions	(118,819)	56,858
Total Increase (Decrease)	(138,231)	(599,439)
Net Assets
Beginning of Period	3,878,691	4,478,130
End of Period	3,740,460	3,878,691

See accompanying Notes, which are an integral part of the Financial Statements.
9

Mega Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$137.84	$160.74	$125.47	$101.36	$100.26	$85.02
Investment Operations
Net Investment Income[1]	1.098	2.109	1.961	1.992	2.045	1.790
Net Realized and Unrealized Gain (Loss) on Investments	(.445)	(22.957)	35.218	24.065	1.052	15.214
Total from Investment Operations	.653	(20.848)	37.179	26.057	3.097	17.004
Distributions
Dividends from Net Investment Income	(1.193)	(2.052)	(1.908)	(1.947)	(1.997)	(1.764)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.193)	(2.052)	(1.908)	(1.947)	(1.997)	(1.764)
Net Asset Value, End of Period	$137.30	$137.84	$160.74	$125.47	$101.36	$100.26
Total Return	0.52%	-13.09%	29.94%	26.14%	3.26%	20.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,566	$3,701	$4,288	$3,036	$1,944	$1,542
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.38%	1.41%	1.85%	2.10%	1.93%
Portfolio Turnover Rate[3]	1%	3%	5%	4%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Mega Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$271.77	$316.94	$247.38	$199.84	$197.68	$167.62
Investment Operations
Net Investment Income[1]	2.179	4.199	3.882	3.943	4.053	3.513
Net Realized and Unrealized Gain (Loss) on Investments	(.863)	(45.292)	69.463	47.454	2.062	30.038
Total from Investment Operations	1.316	(41.093)	73.345	51.397	6.115	33.551
Distributions
Dividends from Net Investment Income	(2.366)	(4.077)	(3.785)	(3.857)	(3.955)	(3.491)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.366)	(4.077)	(3.785)	(3.857)	(3.955)	(3.491)
Net Asset Value, End of Period	$270.72	$271.77	$316.94	$247.38	$199.84	$197.68
Total Return	0.53%	-13.07%	29.97%	26.19%	3.25%	20.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$174	$178	$190	$180	$150	$122
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.40%	1.42%	1.86%	2.11%	1.94%
Portfolio Turnover Rate[3]	1%	3%	5%	4%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Mega Cap Index Fund
Notes to Financial Statements
Vanguard Mega Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
12

Mega Cap Index Fund
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
13

Mega Cap Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $137,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
14

Mega Cap Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,885,862
Gross Unrealized Appreciation	959,797
Gross Unrealized Depreciation	(112,505)
Net Unrealized Appreciation (Depreciation)	847,292
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $101,949,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2023, the fund purchased $161,383,000 of investment securities and sold $281,142,000 of investment securities, other than temporary cash investments. Purchases and sales include $112,323,000 and $237,865,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $27,441,000 and sales were $18,699,000, resulting in net realized loss of $23,361,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
15

Mega Cap Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	122,436	900	623,865	4,075
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(237,978)	(1,775)	(582,244)	(3,900)
Net Increase (Decrease)—ETF Shares	(115,542)	(875)	41,621	175
Institutional Shares
Issued	3,908	15	25,422	87
Issued in Lieu of Cash Distributions	1,511	6	2,465	8
Redeemed	(8,696)	(32)	(12,650)	(41)
Net Increase (Decrease)—Institutional Shares	(3,277)	(11)	15,237	54
H.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
16

Mega Cap Growth Index Fund
Fund Allocation
As of February 28, 2023
Basic Materials	1.5%
Consumer Discretionary	25.1
Consumer Staples	0.9
Energy	0.6
Financials	2.0
Health Care	7.3
Industrials	9.1
Real Estate	1.8
Technology	50.8
Telecommunications	0.9
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
17

Mega Cap Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.5%)
	Linde plc	362,287	126,210
	Ecolab Inc.	188,257	30,003
			156,213
Consumer Discretionary (25.1%)
*	Amazon.com Inc.	6,362,906	599,577
*	Tesla Inc.	1,969,502	405,146
	Home Depot Inc.	747,854	221,769
	Costco Wholesale Corp.	324,769	157,247
	McDonald's Corp.	537,622	141,884
*	Walt Disney Co.	1,337,969	133,275
	NIKE Inc. Class B	924,039	109,767
*	Netflix Inc.	326,401	105,143
	Lowe's Cos. Inc.	443,743	91,300
	Starbucks Corp.	842,303	85,991
*	Booking Holdings Inc.	28,452	71,813
	TJX Cos. Inc.	808,694	61,946
*	Uber Technologies Inc.	1,390,960	46,263
*	O'Reilly Automotive Inc.	45,843	38,054
	Estee Lauder Cos. Inc. Class A	152,869	37,155
	Dollar General Corp.	165,738	35,849
	Marriott International Inc. Class A	209,217	35,408
*	Airbnb Inc. Class A	263,236	32,452
	Ross Stores Inc.	254,944	28,181
*	Lululemon Athletica Inc.	89,760	27,754
	Yum! Brands Inc.	206,162	26,216
	Electronic Arts Inc.	202,722	22,490
	Activision Blizzard Inc.	258,615	19,719
*	AutoZone Inc.	6,983	17,363
*	Chipotle Mexican Grill Inc. Class A	10,189	15,193
	Hilton Worldwide Holdings Inc.	99,347	14,357
*	Rivian Automotive Inc. Class A	469,377	9,059
*	Las Vegas Sands Corp.	125,900	7,235
			2,597,606
Consumer Staples (0.9%)
*	Monster Beverage Corp.	268,321	27,304
	Hershey Co.	108,014	25,742
	Colgate-Palmolive Co.	306,585	22,473
	Brown-Forman Corp. Class B	228,567	14,827
		Shares	Market Value• ($000)
	Brown-Forman Corp. Class A	36,218	2,351
			92,697
Energy (0.6%)
	Pioneer Natural Resources Co.	165,775	33,223
	Schlumberger Ltd.	520,591	27,701
			60,924
Financials (2.0%)
	S&P Global Inc.	239,110	81,584
	Blackstone Inc.	515,102	46,771
	Aon plc Class A (XNYS)	144,026	43,791
	Moody's Corp.	114,071	33,098
			205,244
Health Care (7.3%)
	Thermo Fisher Scientific Inc.	287,836	155,938
	Eli Lilly & Co.	313,715	97,634
	Danaher Corp.	240,105	59,433
*	Intuitive Surgical Inc.	259,089	59,433
*	Regeneron Pharmaceuticals Inc.	74,587	56,718
*	Vertex Pharmaceuticals Inc.	188,550	54,734
	Zoetis Inc.	307,924	51,423
*	Boston Scientific Corp.	1,049,623	49,038
*	Edwards Lifesciences Corp.	454,055	36,524
*	Moderna Inc.	239,320	33,220
	Stryker Corp.	125,054	32,874
	Agilent Technologies Inc.	216,672	30,761
*	Illumina Inc.	115,479	23,004
*	IDEXX Laboratories Inc.	30,373	14,374
			755,108
Industrials (9.1%)
	Visa Inc. Class A	1,194,687	262,759
	Mastercard Inc. Class A	629,864	223,784
	Accenture plc Class A	462,201	122,738
*	Boeing Co.	437,333	88,145
*	PayPal Holdings Inc.	836,948	61,599
*	Fiserv Inc.	419,560	48,287
	Sherwin-Williams Co.	171,287	37,914
	Automatic Data Processing Inc.	152,350	33,490
*	Block Inc. (XNYS)	394,371	30,260
	Paychex Inc.	238,178	26,295
18

Mega Cap Growth Index Fund
		Shares	Market Value• ($000)
	Global Payments Inc.	99,375	11,150
			946,421
Real Estate (1.8%)
	American Tower Corp.	341,767	67,673
	Equinix Inc.	67,820	46,678
	Crown Castle Inc.	318,034	41,583
	Public Storage	109,569	32,756
			188,690
Technology (50.7%)
	Apple Inc.	11,089,572	1,634,714
	Microsoft Corp.	5,470,009	1,364,330
	NVIDIA Corp.	1,714,759	398,098
*	Alphabet Inc. Class A	4,378,794	394,354
*	Alphabet Inc. Class C	3,799,768	343,119
*	Meta Platforms Inc. Class A	825,297	144,378
	Texas Instruments Inc.	665,838	114,158
*	Salesforce Inc.	696,907	114,021
*	Adobe Inc.	341,074	110,491
*	Advanced Micro Devices Inc.	1,183,077	92,966
	Intuit Inc.	195,835	79,740
	Applied Materials Inc.	631,461	73,344
*	ServiceNow Inc.	148,122	64,014
	Lam Research Corp.	100,104	48,652
*	Palo Alto Networks Inc.	222,082	41,834
*	Synopsys Inc.	112,218	40,820
	KLA Corp.	104,118	39,500
*	Autodesk Inc.	158,463	31,485
*	Snowflake Inc. Class A	199,697	30,829
*	Workday Inc. Class A	147,596	27,375
*	Crowdstrike Holdings Inc. Class A	157,785	19,043
		Shares	Market Value• ($000)
	Roper Technologies Inc.	38,982	16,770
*	Fortinet Inc.	243,856	14,495
	Marvell Technology Inc.	313,011	14,132
			5,252,662
Telecommunications (0.9%)
*	T-Mobile US Inc.	455,972	64,830
*	Charter Communications Inc. Class A	74,269	27,302
			92,132
Total Common Stocks (Cost $9,606,716)			10,347,697
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.640% (Cost $4,972)	49,726	4,972
Total Investments (99.9%) (Cost $9,611,688)			10,352,669
Other Assets and Liabilities—Net (0.1%)			8,015
Net Assets (100%)			10,360,684
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2023	44	10,624	(65)
E-mini S&P 500 Index	March 2023	7	1,391	(7)
				(72)

See accompanying Notes, which are an integral part of the Financial Statements.
19

Mega Cap Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $9,606,716)	10,347,697
Affiliated Issuers (Cost $4,972)	4,972
Total Investments in Securities	10,352,669
Investment in Vanguard	380
Cash	58
Cash Collateral Pledged—Futures Contracts	775
Receivables for Accrued Income	7,157
Total Assets	10,361,039
Liabilities
Payables for Investment Securities Purchased	78
Payables for Capital Shares Redeemed	1
Payables to Vanguard	262
Variation Margin Payable—Futures Contracts	14
Total Liabilities	355
Net Assets	10,360,684
At February 28, 2023, net assets consisted of:

Paid-in Capital	9,761,716
Total Distributable Earnings (Loss)	598,968
Net Assets	10,360,684

ETF Shares—Net Assets
Applicable to 55,014,192 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,335,011
Net Asset Value Per Share—ETF Shares	$187.86

Institutional Shares—Net Assets
Applicable to 68,797 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,673
Net Asset Value Per Share—Institutional Shares	$373.17

See accompanying Notes, which are an integral part of the Financial Statements.
20

Mega Cap Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends	35,597
Interest[1]	152
Securities Lending—Net	—
Total Income	35,749
Expenses
The Vanguard Group—Note B
Investment Advisory Services	124
Management and Administrative—ETF Shares	2,974
Management and Administrative—Institutional Shares	7
Marketing and Distribution—ETF Shares	242
Marketing and Distribution—Institutional Shares	—
Custodian Fees	15
Shareholders’ Reports—ETF Shares	191
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Other Expenses	6
Total Expenses	3,561
Net Investment Income	32,188
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	347,063
Futures Contracts	(638)
Realized Net Gain (Loss)	346,425
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(787,644)
Futures Contracts	441
Change in Unrealized Appreciation (Depreciation)	(787,203)
Net Increase (Decrease) in Net Assets Resulting from Operations	(408,590)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $141,000, $2,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $641,596,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Mega Cap Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,188	63,434
Realized Net Gain (Loss)	346,425	858,787
Change in Unrealized Appreciation (Depreciation)	(787,203)	(3,910,393)
Net Increase (Decrease) in Net Assets Resulting from Operations	(408,590)	(2,988,172)
Distributions
ETF Shares	(38,552)	(57,769)
Institutional Shares	(95)	(185)
Total Distributions	(38,647)	(57,954)
Capital Share Transactions
ETF Shares	(386,923)	1,490,053
Institutional Shares	(109)	(9,451)
Net Increase (Decrease) from Capital Share Transactions	(387,032)	1,480,602
Total Increase (Decrease)	(834,269)	(1,565,524)
Net Assets
Beginning of Period	11,194,953	12,760,477
End of Period	10,360,684	11,194,953

See accompanying Notes, which are an integral part of the Financial Statements.
22

Mega Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$195.20	$248.50	$196.25	$132.22	$127.79	$104.09
Investment Operations
Net Investment Income[1]	.575	1.151	1.220	1.358	1.588	1.485
Net Realized and Unrealized Gain (Loss) on Investments	(7.230)	(53.389)	52.279	64.007	3.860	23.677
Total from Investment Operations	(6.655)	(52.238)	53.499	65.365	5.448	25.162
Distributions
Dividends from Net Investment Income	(.685)	(1.062)	(1.249)	(1.335)	(1.018)	(1.462)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.685)	(1.062)	(1.249)	(1.335)	(1.018)	(1.462)
Net Asset Value, End of Period	$187.86	$195.20	$248.50	$196.25	$132.22	$127.79
Total Return	-3.39%	-21.08%	27.41%	49.84%	4.32%	24.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,335	$11,168	$12,714	$10,193	$4,388	$4,152
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.65%	0.51%	0.58%	0.90%	1.30%	1.29%
Portfolio Turnover Rate[2]	4%	5%	8%	6%	14%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
23

Mega Cap Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$387.74	$493.61	$389.78	$262.63	$253.80	$206.74
Investment Operations
Net Investment Income[1]	1.162	2.279	2.498	2.707	3.184	2.963
Net Realized and Unrealized Gain (Loss) on Investments	(14.352)	(106.001)	103.822	127.126	7.684	47.023
Total from Investment Operations	(13.190)	(103.722)	106.320	129.833	10.868	49.986
Distributions
Dividends from Net Investment Income	(1.380)	(2.148)	(2.489)	(2.683)	(2.038)	(2.926)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.380)	(2.148)	(2.489)	(2.683)	(2.038)	(2.926)
Net Asset Value, End of Period	$373.17	$387.74	$493.61	$389.78	$262.63	$253.80
Total Return	-3.38%	-21.07%	27.43%	49.87%	4.34%	24.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26	$27	$46	$81	$43	$43
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.66%	0.50%	0.62%	0.91%	1.31%	1.30%
Portfolio Turnover Rate[2]	4%	5%	8%	6%	14%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
24

Mega Cap Growth Index Fund
Notes to Financial Statements
Vanguard Mega Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
25

Mega Cap Growth Index Fund
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
26

Mega Cap Growth Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $380,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
27

Mega Cap Growth Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,618,721
Gross Unrealized Appreciation	1,440,226
Gross Unrealized Depreciation	(706,350)
Net Unrealized Appreciation (Depreciation)	733,876
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $496,091,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2023, the fund purchased $1,368,855,000 of investment securities and sold $1,755,428,000 of investment securities, other than temporary cash investments. Purchases and sales include $967,228,000 and $1,352,090,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $88,460,000 and sales were $170,546,000, resulting in net realized loss of $198,547,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	968,839	5,225	3,516,757	15,200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,355,762)	(7,425)	(2,026,704)	(9,150)
Net Increase (Decrease)—ETF Shares	(386,923)	(2,200)	1,490,053	6,050
28

Mega Cap Growth Index Fund
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	161	1	1,938	5
Issued in Lieu of Cash Distributions	95	—	184	—
Redeemed	(365)	(1)	(11,573)	(29)
Net Increase (Decrease)—Institutional Shares	(109)	—	(9,451)	(24)
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
29

Mega Cap Value Index Fund
Fund Allocation
As of February 28, 2023
Basic Materials	1.4%
Consumer Discretionary	3.0
Consumer Staples	11.5
Energy	8.5
Financials	20.1
Health Care	21.7
Industrials	14.7
Real Estate	1.0
Technology	9.0
Telecommunications	4.6
Utilities	4.5
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
30

Mega Cap Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.4%)
	Air Products and Chemicals Inc.	96,810	27,686
	Freeport-McMoRan Inc.	622,680	25,511
	Dow Inc.	307,298	17,577
	Newmont Corp.	346,566	15,114
			85,888
Consumer Discretionary (3.0%)
	Walmart Inc.	591,644	84,090
	Target Corp.	200,816	33,838
	General Motors Co.	588,300	22,791
	Ford Motor Co.	1,722,246	20,788
	Activision Blizzard Inc.	153,513	11,705
*	Warner Bros Discovery Inc.	475,999	7,435
			180,647
Consumer Staples (11.5%)
	Procter & Gamble Co.	1,033,252	142,134
	PepsiCo Inc.	600,744	104,247
	Coca-Cola Co.	1,697,123	100,996
	Philip Morris International Inc.	675,903	65,765
	CVS Health Corp.	572,806	47,852
	Mondelez International Inc. Class A	595,445	38,811
	Altria Group Inc.	781,449	36,283
	McKesson Corp.	61,847	21,635
	General Mills Inc.	258,788	20,576
	Kimberly-Clark Corp.	147,223	18,410
	Sysco Corp.	221,288	16,502
	Constellation Brands Inc. Class A	68,292	15,277
	Keurig Dr Pepper Inc.	400,849	13,849
	Kraft Heinz Co.	346,679	13,500
	Colgate-Palmolive Co.	181,870	13,331
	Walgreens Boots Alliance Inc.	301,601	10,716
	Archer-Daniels-Midland Co.	119,812	9,537
			689,421
Energy (8.5%)
	Exxon Mobil Corp.	1,795,727	197,368
	Chevron Corp.	758,840	121,999
	ConocoPhillips	543,343	56,154
	EOG Resources Inc.	256,217	28,958
	Marathon Petroleum Corp.	204,403	25,264
	Occidental Petroleum Corp.	297,561	17,425
	Schlumberger Ltd.	308,625	16,422
	Kinder Morgan Inc.	831,800	14,190
		Shares	Market Value• ($000)
	Valero Energy Corp.	83,942	11,058
	Phillips 66	103,048	10,569
	Williams Cos. Inc.	265,909	8,004
			507,411
Financials (20.1%)
*	Berkshire Hathaway Inc. Class B	631,630	192,761
	JPMorgan Chase & Co.	1,278,973	183,341
	Bank of America Corp.	2,973,167	101,980
	Wells Fargo & Co.	1,661,366	77,702
	Morgan Stanley	552,754	53,341
	Charles Schwab Corp.	673,131	52,450
	Goldman Sachs Group Inc.	147,641	51,918
	BlackRock Inc.	62,223	42,898
	Citigroup Inc.	802,135	40,660
*	Berkshire Hathaway Inc. Class A	82	38,009
	Progressive Corp.	255,031	36,602
	Chubb Ltd.	171,935	36,282
	Marsh & McLennan Cos. Inc.	216,307	35,072
	US Bancorp	615,974	29,400
	CME Group Inc.	156,909	29,085
	PNC Financial Services Group Inc.	175,669	27,742
	Truist Financial Corp.	579,088	27,188
	Intercontinental Exchange Inc.	243,314	24,769
	Travelers Cos. Inc.	102,181	18,916
	MetLife Inc.	256,826	18,422
	Aflac Inc.	244,398	16,656
	Bank of New York Mellon Corp.	316,726	16,115
	Prudential Financial Inc.	160,194	16,019
	KKR & Co. Inc.	281,113	15,841
	Allstate Corp.	115,897	14,925
	American International Group Inc.	162,248	9,915
			1,208,009
Health Care (21.6%)
	UnitedHealth Group Inc.	407,401	193,898
	Johnson & Johnson	1,139,957	174,710
	AbbVie Inc.	771,035	118,662
	Merck & Co. Inc.	1,105,480	117,446
	Pfizer Inc.	2,447,448	99,293
	Abbott Laboratories	760,245	77,332
	Bristol-Myers Squibb Co.	926,959	63,923
	Eli Lilly & Co.	186,423	58,019
	Amgen Inc.	232,609	53,886
31

Mega Cap Value Index Fund
		Shares	Market Value• ($000)
	Elevance Health Inc.	104,078	48,882
	Medtronic plc	579,915	48,017
	Gilead Sciences Inc.	547,109	44,059
	Cigna Group	133,256	38,924
	Danaher Corp.	142,800	35,347
	Becton Dickinson and Co.	123,692	29,012
	Humana Inc.	55,153	27,302
	HCA Healthcare Inc.	92,526	22,526
	Stryker Corp.	74,188	19,503
*	Biogen Inc.	62,810	16,950
*	GE Healthcare Inc.	78,989	6,003
	Baxter International Inc.	110,645	4,420
			1,298,114
Industrials (14.7%)
	Raytheon Technologies Corp.	641,028	62,878
	United Parcel Service Inc. Class B (XNYS)	318,188	58,066
	Honeywell International Inc.	293,074	56,118
	Union Pacific Corp.	268,050	55,561
	Caterpillar Inc.	226,862	54,345
	Lockheed Martin Corp.	114,249	54,184
	Deere & Co.	118,540	49,697
	American Express Co.	244,268	42,500
	General Electric Co.	476,325	40,349
	Eaton Corp. plc	173,610	30,370
	Illinois Tool Works Inc.	120,506	28,097
	Northrop Grumman Corp.	60,380	28,023
	CSX Corp.	917,463	27,973
	3M Co.	241,178	25,984
	General Dynamics Corp.	107,756	24,559
	Norfolk Southern Corp.	100,827	22,668
	Emerson Electric Co.	257,678	21,313
	FedEx Corp.	102,090	20,747
	Automatic Data Processing Inc.	90,534	19,901
	Parker-Hannifin Corp.	56,085	19,733
	Johnson Controls International plc	299,539	18,787
	Trane Technologies plc	100,253	18,544
	Capital One Financial Corp.	166,589	18,172
	L3Harris Technologies Inc.	82,869	17,501
	Fidelity National Information Services Inc.	259,097	16,419
	Cummins Inc.	61,452	14,938
	DuPont de Nemours Inc.	194,698	14,219
	PPG Industries Inc.	102,434	13,527
	Otis Worldwide Corp.	90,838	7,687
			882,860
Real Estate (1.0%)
	Prologis Inc.	402,495	49,668
	Simon Property Group Inc.	71,306	8,706
			58,374
Technology (9.0%)
	Broadcom Inc.	176,570	104,934
*	Meta Platforms Inc. Class A	490,227	85,760
	QUALCOMM Inc.	488,702	60,369
	Oracle Corp.	646,640	56,516
		Shares	Market Value• ($000)
	International Business Machines Corp.	394,305	50,984
	Intel Corp.	1,799,622	44,865
	Analog Devices Inc.	222,006	40,731
	Micron Technology Inc.	474,484	27,435
	TE Connectivity Ltd.	138,540	17,639
	Cognizant Technology Solutions Corp. Class A	223,847	14,019
	HP Inc.	394,466	11,645
*	VMware Inc. Class A	101,735	11,204
	Roper Technologies Inc.	23,070	9,925
	Dell Technologies Inc. Class C	107,453	4,367
			540,393
Telecommunications (4.6%)
	Cisco Systems Inc.	1,612,035	78,055
	Comcast Corp. Class A	1,880,929	69,914
	Verizon Communications Inc.	1,739,527	67,511
	AT&T Inc.	3,107,425	58,761
			274,241
Utilities (4.5%)
	NextEra Energy Inc.	866,406	61,541
	Duke Energy Corp.	335,727	31,646
	Southern Co.	474,691	29,934
	Waste Management Inc.	179,120	26,825
	Sempra Energy (XNYS)	137,118	20,562
	Dominion Energy Inc.	363,236	20,203
	American Electric Power Co. Inc.	224,468	19,746
	Exelon Corp.	432,874	17,484
	Xcel Energy Inc.	238,103	15,374
	Public Service Enterprise Group Inc.	217,347	13,134
	Republic Services Inc. Class A	89,504	11,540
			267,989
Total Common Stocks (Cost $5,223,527)			5,993,347
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.640% (Cost $2)	17	2
Total Investments (99.9%) (Cost $5,223,529)			5,993,349
Other Assets and Liabilities—Net (0.1%)			8,111
Net Assets (100%)			6,001,460
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

32

Mega Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	39	7,752	(214)

See accompanying Notes, which are an integral part of the Financial Statements.
33

Mega Cap Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,223,527)	5,993,347
Affiliated Issuers (Cost $2)	2
Total Investments in Securities	5,993,349
Investment in Vanguard	220
Cash Collateral Pledged—Futures Contracts	420
Receivables for Accrued Income	15,776
Receivables for Capital Shares Issued	12
Total Assets	6,009,777
Liabilities
Due to Custodian	8,117
Payables for Capital Shares Redeemed	24
Payables to Vanguard	152
Variation Margin Payable—Futures Contracts	24
Total Liabilities	8,317
Net Assets	6,001,460
At February 28, 2023, net assets consisted of:

Paid-in Capital	5,184,362
Total Distributable Earnings (Loss)	817,098
Net Assets	6,001,460

ETF Shares—Net Assets
Applicable to 57,990,748 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,879,531
Net Asset Value Per Share—ETF Shares	$101.39

Institutional Shares—Net Assets
Applicable to 606,458 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	121,929
Net Asset Value Per Share—Institutional Shares	$201.05

See accompanying Notes, which are an integral part of the Financial Statements.
34

Mega Cap Value Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends	78,710
Interest[1]	47
Securities Lending—Net	77
Total Income	78,834
Expenses
The Vanguard Group—Note B
Investment Advisory Services	72
Management and Administrative—ETF Shares	1,606
Management and Administrative—Institutional Shares	22
Marketing and Distribution—ETF Shares	135
Marketing and Distribution—Institutional Shares	1
Custodian Fees	67
Shareholders’ Reports—ETF Shares	110
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Other Expenses	14
Total Expenses	2,029
Expenses Paid Indirectly	(1)
Net Expenses	2,028
Net Investment Income	76,806
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	169,537
Futures Contracts	(1,000)
Realized Net Gain (Loss)	168,537
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	43,298
Futures Contracts	(36)
Change in Unrealized Appreciation (Depreciation)	43,262
Net Increase (Decrease) in Net Assets Resulting from Operations	288,605
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $41,000, $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $215,540,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
35

Mega Cap Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	76,806	128,925
Realized Net Gain (Loss)	168,537	246,304
Change in Unrealized Appreciation (Depreciation)	43,262	(553,302)
Net Increase (Decrease) in Net Assets Resulting from Operations	288,605	(178,073)
Distributions
ETF Shares	(77,977)	(119,211)
Institutional Shares	(1,618)	(3,022)
Total Distributions	(79,595)	(122,233)
Capital Share Transactions
ETF Shares	88,827	1,294,327
Institutional Shares	1,771	(6,904)
Net Increase (Decrease) from Capital Share Transactions	90,598	1,287,423
Total Increase (Decrease)	299,608	987,117
Net Assets
Beginning of Period	5,701,852	4,714,735
End of Period	6,001,460	5,701,852

See accompanying Notes, which are an integral part of the Financial Statements.
36

Mega Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$97.72	$102.64	$78.96	$78.94	$79.89	$70.19
Investment Operations
Net Investment Income[1]	1.322	2.519	2.271	2.271	2.261	1.893
Net Realized and Unrealized Gain (Loss) on Investments	3.727	(5.016)	23.557	(.044)	(1.027)	9.668
Total from Investment Operations	5.049	(2.497)	25.828	2.227	1.234	11.561
Distributions
Dividends from Net Investment Income	(1.379)	(2.423)	(2.148)	(2.207)	(2.184)	(1.861)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.379)	(2.423)	(2.148)	(2.207)	(2.184)	(1.861)
Net Asset Value, End of Period	$101.39	$97.72	$102.64	$78.96	$78.94	$79.89
Total Return	5.24%	-2.51%	33.17%	2.94%	1.69%	16.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,880	$5,586	$4,587	$3,017	$2,448	$2,120
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.57%	2.45%	2.47%	2.90%	2.90%	2.50%
Portfolio Turnover Rate[3]	3%	8%	11%	9%	10%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
37

Mega Cap Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$193.77	$203.54	$156.56	$156.53	$158.41	$139.18
Investment Operations
Net Investment Income[1]	2.629	4.999	4.492	4.522	4.467	3.743
Net Realized and Unrealized Gain (Loss) on Investments	7.396	(9.947)	46.761	(.102)	(2.002)	19.188
Total from Investment Operations	10.025	(4.948)	51.253	4.420	2.465	22.931
Distributions
Dividends from Net Investment Income	(2.745)	(4.822)	(4.274)	(4.390)	(4.345)	(3.701)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.745)	(4.822)	(4.274)	(4.390)	(4.345)	(3.701)
Net Asset Value, End of Period	$201.05	$193.77	$203.54	$156.56	$156.53	$158.41
Total Return	5.25%	-2.49%	33.22%	3.00%	1.68%	16.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$122	$116	$128	$117	$134	$131
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.58%	2.45%	2.49%	2.89%	2.91%	2.51%
Portfolio Turnover Rate[3]	3%	8%	11%	9%	10%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Mega Cap Value Index Fund
Notes to Financial Statements
Vanguard Mega Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
39

Mega Cap Value Index Fund
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
40

Mega Cap Value Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $220,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
41

Mega Cap Value Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,230,236
Gross Unrealized Appreciation	932,759
Gross Unrealized Depreciation	(169,860)
Net Unrealized Appreciation (Depreciation)	762,899
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $141,560,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2023, the fund purchased $791,180,000 of investment securities and sold $709,280,000 of investment securities, other than temporary cash investments. Purchases and sales include $587,637,000 and $492,523,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $116,468,000 and sales were $48,174,000, resulting in net realized loss of $20,746,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
42

Mega Cap Value Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	587,904	5,825	1,983,469	19,305
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(499,077)	(5,000)	(689,142)	(6,825)
Net Increase (Decrease)—ETF Shares	88,827	825	1,294,327	12,480
Institutional Shares
Issued	6,739	33	12,673	62
Issued in Lieu of Cash Distributions	485	2	939	5
Redeemed	(5,453)	(27)	(20,516)	(99)
Net Increase (Decrease)—Institutional Shares	1,771	8	(6,904)	(32)
At February 28, 2023, one shareholder was a record or beneficial owner of 31% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
43

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q8282 042023

Semiannual Report  |  February 28, 2023
Vanguard Global Wellington™ Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return
Global Wellington Fund
Investor Shares	$1,000.00	$1,050.60	$2.54
Admiral™ Shares	1,000.00	1,051.40	1.88
Based on Hypothetical 5% Yearly Return
Global Wellington Fund
Investor Shares	$1,000.00	$1,022.32	$2.51
Admiral Shares	1,000.00	1,022.96	1.86
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.50% for Investor Shares and 0.37% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global Wellington Fund
Fund Allocation
As of February 28, 2023

United States	59.4%
Japan	7.5
France	7.0
United Kingdom	6.7
Switzerland	3.6
Sweden	2.1
Hong Kong	1.5
Supranational	1.4
Spain	1.3
Austria	1.1
Finland	1.0
Other	7.4
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Global Wellington Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (64.9%)
Austria (0.9%)
Erste Group Bank AG	455,205	17,868
Finland (1.0%)
Nokia OYJ	4,026,924	18,631
France (5.6%)
TotalEnergies SE	432,688	26,698
Arkema SA	180,469	18,296
BNP Paribas SA	198,462	13,875
Engie SA	924,510	13,492
Safran SA	90,280	12,747
Schneider Electric SE	72,385	11,615
Vinci SA	71,655	8,148
		104,871
Germany (0.2%)
Bayerische Motoren Werke AG	29,569	3,051
Hong Kong (1.5%)
AIA Group Ltd.	2,130,000	22,638
Prudential plc	315,594	4,823
		27,461
Japan (7.0%)
Nippon Telegraph & Telephone Corp.	761,244	22,058
Mitsubishi UFJ Financial Group Inc.	3,045,322	21,590
Tokio Marine Holdings Inc.	953,291	20,239
Isuzu Motors Ltd.	1,345,114	16,085
Honda Motor Co. Ltd.	517,400	13,454
Mitsubishi Estate Co. Ltd.	818,200	10,170
Resona Holdings Inc.	1,575,700	8,679
Marui Group Co. Ltd.	557,765	8,495
BIPROGY Inc.	242,000	5,363
Astellas Pharma Inc.	363,600	5,106
		131,239
Netherlands (0.3%)
Shell plc	204,214	6,185
Norway (0.1%)
Aker BP ASA	68,765	1,846
South Korea (0.8%)
Samsung Electronics Co. Ltd.	332,251	15,202
4

Global Wellington Fund
		Shares	Market Value• ($000)
Spain (1.1%)
	CaixaBank SA	2,843,775	12,211
	Iberdrola SA	721,449	8,270
			20,481
Sweden (1.9%)
	Autoliv Inc.	247,871	22,948
	Alfa Laval AB	384,525	12,648
			35,596
Switzerland (2.9%)
	Novartis AG (Registered)	283,138	23,829
	Nestle SA (Registered)	143,798	16,202
	Zurich Insurance Group AG	19,859	9,420
	Julius Baer Group Ltd.	77,550	5,141
			54,592
Taiwan (0.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,014,175	16,778
United Kingdom (4.8%)
	AstraZeneca plc ADR	482,285	31,435
	WPP plc	1,266,825	15,581
	BAE Systems plc	1,225,942	13,241
	Unilever plc	242,704	12,084
	Rotork plc	2,936,634	11,438
	Derwent London plc	86,546	2,705
	Linde plc	7,712	2,654
			89,138
United States (35.9%)
	Microsoft Corp.	142,997	35,666
	Johnson & Johnson	191,140	29,294
	JPMorgan Chase & Co.	178,849	25,638
	Cisco Systems Inc.	528,589	25,594
	Merck & Co. Inc.	227,446	24,164
	UnitedHealth Group Inc.	49,903	23,751
	Chubb Ltd.	109,911	23,193
	Northrop Grumman Corp.	48,002	22,278
	United Parcel Service Inc. Class B	118,514	21,628
	Colgate-Palmolive Co.	287,185	21,051
	Texas Instruments Inc.	120,708	20,695
	American Express Co.	111,041	19,320
	TJX Cos. Inc.	249,780	19,133
	Duke Energy Corp.	202,010	19,042
	Home Depot Inc.	62,695	18,592
	Exelon Corp.	454,017	18,338
	Visa Inc. Class A	80,879	17,789
*	Alphabet Inc. Class A	186,811	16,824
	Sempra Energy	109,800	16,466
	General Motors Co.	414,961	16,076
	Medtronic plc	179,245	14,842
	Mondelez International Inc. Class A	223,034	14,537
	Deere & Co.	33,897	14,211
	Caterpillar Inc.	58,835	14,094
	PNC Financial Services Group Inc.	89,225	14,090
	LyondellBasell Industries NV Class A	137,234	13,173
	Accenture plc Class A	49,064	13,029
	Coterra Energy Inc.	513,532	12,823
5

Global Wellington Fund
				Shares	Market Value• ($000)
	BlackRock Inc.			16,901	11,652
	General Dynamics Corp.			51,121	11,651
	Union Pacific Corp.			55,202	11,442
	Intel Corp.			425,756	10,614
	Bank of America Corp.			294,012	10,085
	Raytheon Technologies Corp.			95,528	9,370
	Baxter International Inc.			223,882	8,944
	Comcast Corp. Class A			226,281	8,411
	Pioneer Natural Resources Co.			39,217	7,860
	Honeywell International Inc.			32,496	6,222
	Gilead Sciences Inc.			71,610	5,767
	Eli Lilly & Co.			17,956	5,588
	KLA Corp.			13,425	5,093
	PepsiCo Inc.			29,205	5,068
	McDonald's Corp.			17,775	4,691
	Marsh & McLennan Cos. Inc.			19,196	3,112
	American Tower Corp.			12,202	2,416
					673,317
Total Common Stocks (Cost $1,000,907)					1,216,256
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (7.9%)
[1,2]	Fannie Mae REMICS	2.000%	9/25/40	29	28
[1,2]	Fannie Mae REMICS	2.500%	5/25/45	217	193
[1,2]	Fannie Mae REMICS	3.000%	3/25/45–2/25/49	1,688	1,441
[1,2]	Fannie Mae REMICS	3.500%	6/25/44	81	76
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	559	505
[1,2]	Freddie Mac REMICS	2.000%	7/25/50	1,232	1,064
[1,2]	Freddie Mac REMICS	3.500%	11/15/40	8	7
[1,2]	Freddie Mac REMICS	4.000%	12/15/39–9/15/41	1,222	1,171
[1,3]	Ginnie Mae II Pool	2.000%	3/15/53	1,325	1,109
[1,3]	Ginnie Mae II Pool	2.500%	3/15/53	2,100	1,814
[1,3]	Ginnie Mae II Pool	3.000%	3/15/53	2,350	2,095
[1,3]	Ginnie Mae II Pool	3.500%	3/15/53	3,215	2,954
[1,3]	Ginnie Mae II Pool	4.000%	3/15/53	1,550	1,464
[1]	Ginnie Mae REMICS	2.750%	9/20/44	66	63
[1,2,3]	UMBS Pool	2.000%	4/01/41–3/25/53	10,560	8,697
[1,2]	UMBS Pool	2.500%	5/01/51–11/01/51	6,019	5,168
[1,2]	UMBS Pool	3.000%	10/1/51	2,384	2,126
[1,2,3]	UMBS Pool	3.500%	7/01/51–3/25/53	2,282	2,108
[1,2,3]	UMBS Pool	4.000%	3/25/53	2,275	2,134
[1,2,3]	UMBS Pool	4.500%	3/25/53	8,250	7,943
[1,2,3]	UMBS Pool	5.000%	3/25/53	7,350	7,220
[1,2,3]	UMBS Pool	5.500%	3/25/53	660	659
	United States Treasury Note/Bond	0.375%	1/31/26	285	253
	United States Treasury Note/Bond	0.625%	10/15/24	7,291	6,799
	United States Treasury Note/Bond	0.750%	11/15/24	1,596	1,487
	United States Treasury Note/Bond	0.875%	9/30/26	75	66
	United States Treasury Note/Bond	1.000%	12/15/24	2,000	1,867
[4]	United States Treasury Note/Bond	1.125%	1/15/25	2,757	2,574
	United States Treasury Note/Bond	1.250%	11/30/26–12/31/26	17,022	15,179
	United States Treasury Note/Bond	1.500%	1/31/27	334	300
6

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.750%	8/15/41	750	519
	United States Treasury Note/Bond	2.000%	11/15/41	13,245	9,561
	United States Treasury Note/Bond	2.375%	2/15/42	2,120	1,631
	United States Treasury Note/Bond	2.500%	4/30/24–3/31/27	1,570	1,477
	United States Treasury Note/Bond	2.625%	4/15/25	1,015	971
	United States Treasury Note/Bond	2.875%	5/15/52	477	391
	United States Treasury Note/Bond	3.250%	8/31/24–5/15/42	1,824	1,695
	United States Treasury Note/Bond	3.375%	8/15/42	1,129	1,016
	United States Treasury Note/Bond	3.500%	1/31/28–2/15/33	4,908	4,754
	United States Treasury Note/Bond	3.625%	2/15/53	2,550	2,428
	United States Treasury Note/Bond	3.875%	11/30/27–2/15/43	4,257	4,175
	United States Treasury Note/Bond	4.000%	12/15/25–11/15/52	29,139	29,014
	United States Treasury Note/Bond	4.250%	9/30/24–10/15/25	12,000	11,870
Total U.S. Government and Agency Obligations (Cost $158,157)					148,066
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
Bermuda (0.0%)
[1,5]	Start II Ltd. Series 2019-1	4.089%	3/15/44	121	104
Cayman Islands (0.0%)
[1,5]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	194	165
United States (0.6%)
[1,5]	Aaset Trust Series 2019-1	3.844%	5/15/39	108	76
[1,5]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	1,260	1,097
[1,5,6]	BX Trust Series 2021-ARIA, 1M USD LIBOR + 1.297%	5.885%	10/15/36	1,290	1,246
[1,5,6]	BX Trust Series 2021-LGCY, 1M USD LIBOR + 0.506%	5.094%	10/15/36	2,930	2,846
[1,5]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	165	144
[1,5,6]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	6.034%	10/25/41	250	248
[1,2]	Fannie Mae-Aces Series 2021-M2S	2.386%	10/25/36	649	505
[1]	Ford Credit Auto Lease Trust Series 2021-A	0.780%	9/15/25	280	276
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	1,600	1,354
[1,2,5,6]	Freddie Mac STACR REMICS Trust Series 2020-DNA5, SOFR30A + 2.800%	7.284%	10/25/50	360	364
[1,5]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	1,178	1,031
[1,5]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	425	357
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	127	122
[1,5,6]	SREIT Trust Series 2021-MFP, 1M USD LIBOR + 1.080%	5.668%	11/15/38	1,550	1,509
[1,5]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	70	66
					11,241
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $12,404)					11,510
Corporate Bonds (20.1%)
Australia (0.1%)
[5]	CSL Finance plc	4.250%	4/27/32	1,200	1,124
Austria (0.1%)
[5]	JAB Holdings BV	2.200%	11/23/30	430	331
7

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	JAB Holdings BV	3.750%	5/28/51	805	516
[5]	JAB Holdings BV	4.500%	4/8/52	875	639
					1,486
Belgium (0.2%)
[1,7]	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	635	572
[1,7]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	1,350	1,230
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	670	598
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	124	109
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	760	766
[5]	KBC Group NV	5.796%	1/19/29	255	253
					3,528
Canada (0.2%)
[8]	Bank of Montreal	2.850%	3/6/24	3,185	2,283
	Fortis Inc.	3.055%	10/4/26	775	720
	TransCanada PipeLines Ltd.	4.875%	1/15/26	400	394
					3,397
Denmark (0.4%)
[7]	Danske Bank A/S	0.500%	8/27/25	2,450	2,438
[5]	Danske Bank A/S	6.466%	1/9/26	2,900	2,921
[5]	Danske Bank A/S	1.621%	9/11/26	1,320	1,184
[1,9]	Danske Bank A/S	2.250%	1/14/28	1,440	1,508
					8,051
France (1.1%)
[1,7]	APRR SA	1.500%	1/25/30	100	92
[1,7]	APRR SA	1.625%	1/13/32	100	88
[1,7]	AXA SA	5.125%	7/4/43	600	635
[7]	Banque Federative du Credit Mutuel SA	3.875%	6/16/32	3,000	2,977
[5]	BNP Paribas SA	2.819%	11/19/25	470	447
[5]	BNP Paribas SA	2.219%	6/9/26	1,095	1,013
[1,7]	BNP Paribas SA	0.125%	9/4/26	600	558
[5]	BNP Paribas SA	2.591%	1/20/28	2,065	1,831
[5]	BNP Paribas SA	2.159%	9/15/29	1,800	1,490
[1,7]	BNP Paribas SA	1.125%	1/15/32	800	715
[1,7]	BPCE SA	0.500%	9/15/27	3,700	3,384
[5]	BPCE SA	3.250%	1/11/28	525	475
[5]	BPCE SA	2.277%	1/20/32	1,100	843
[5]	Danone SA	2.947%	11/2/26	555	515
[1,7]	Engie SA	2.000%	9/28/37	1,300	1,028
[1,7]	Orange SA	1.000%	5/12/25	1,300	1,295
[1,7]	RCI Banque SA	1.375%	3/8/24	1,400	1,441
[1,7]	RCI Banque SA	1.625%	4/11/25	220	220
[7]	Societe Generale SFH SA	0.750%	1/29/27	1,500	1,426
[1,7]	Suez SACA	2.875%	5/24/34	1,100	997
					21,470
Germany (0.7%)
[5]	Bayer US Finance II LLC	4.250%	12/15/25	1,000	967
[5]	Bayer US Finance LLC	3.375%	10/8/24	770	746
[5]	Daimler Truck Finance North America LLC	5.150%	1/16/26	580	574
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/28	185	182
[1,7]	Deutsche Bank AG	1.875%	2/23/28	3,200	2,986
	Deutsche Bank AG	6.720%	1/18/29	845	854
[1,9]	E.ON International Finance BV	6.250%	6/3/30	295	372
[1,9]	E.ON International Finance BV	6.375%	6/7/32	345	444
[1,7]	Volkswagen Financial Services AG	0.125%	2/12/27	315	283
8

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,7]	Volkswagen Leasing GmbH	2.625%	1/15/24	425	445
[1,7]	Volkswagen Leasing GmbH	1.375%	1/20/25	3,100	3,122
[7]	Wintershall Dea Finance BV	1.823%	9/25/31	1,900	1,561
					12,536
Ireland (0.1%)
	AerCap Ireland Capital DAC	3.000%	10/29/28	2,116	1,803
[5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	642	563
					2,366
Italy (0.3%)
[7]	Autostrade per l'Italia SpA	2.000%	12/4/28	4,555	4,066
[7]	Autostrade per l'Italia SpA	2.000%	1/15/30	800	687
					4,753
Japan (0.3%)
[5]	NTT Finance Corp.	1.162%	4/3/26	1,180	1,041
[5]	NTT Finance Corp.	2.065%	4/3/31	4,470	3,613
					4,654
Mexico (0.0%)
	America Movil SAB de CV	3.625%	4/22/29	275	250
	America Movil SAB de CV	6.375%	3/1/35	350	379
					629
Netherlands (0.3%)
[1,9]	Cooperatieve Rabobank UA	4.625%	5/23/29	100	112
[1,7]	Cooperatieve Rabobank UA	0.010%	7/2/30	1,900	1,580
[7]	ING Groep NV	0.250%	2/18/29	1,100	940
[7]	ING Groep NV	0.250%	2/1/30	1,200	983
[1,7]	Koninklijke KPN NV	0.875%	11/15/33	1,100	845
	Shell International Finance BV	4.000%	5/10/46	300	249
	Shell International Finance BV	3.000%	11/26/51	1,215	839
					5,548
Norway (0.5%)
[1,7]	Aker BP ASA	1.125%	5/12/29	1,950	1,687
[5]	Aker BP ASA	3.750%	1/15/30	5,255	4,634
[5]	Aker BP ASA	4.000%	1/15/31	1,090	959
[5]	Var Energi ASA	8.000%	11/15/32	1,675	1,754
					9,034
Portugal (0.1%)
[1,7]	EDP Finance BV	1.875%	9/21/29	2,000	1,861
Saudi Arabia (0.3%)
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/36	4,272	3,574
[5]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	1,290	1,294
[5]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	975	990
					5,858
South Korea (0.0%)
[5]	SK Telecom Co. Ltd.	3.750%	4/16/23	200	200
Spain (0.1%)
[1,7]	Iberdrola Finanzas SA	1.250%	10/28/26	1,300	1,271
	Telefonica Emisiones SA	4.665%	3/6/38	1,055	871
					2,142
Sweden (0.1%)
[1,7]	Volvo Treasury AB	2.000%	8/19/27	2,025	1,976
9

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Switzerland (0.6%)
[5]	Alcon Finance Corp.	3.000%	9/23/29	5,400	4,704
[5]	Alcon Finance Corp.	5.750%	12/6/52	200	203
	Credit Suisse AG	7.500%	2/15/28	3,654	3,687
[1,7]	Credit Suisse Group AG	1.250%	7/17/25	675	653
[7]	Credit Suisse Group AG	2.875%	4/2/32	620	481
[7]	UBS Group AG	0.250%	2/24/28	1,600	1,395
					11,123
United Arab Emirates (0.3%)
[5]	DAE Funding LLC	1.550%	8/1/24	1,915	1,793
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	4,216	3,564
					5,357
United Kingdom (1.7%)
[5]	Ashtead Capital Inc.	2.450%	8/12/31	2,368	1,817
[5]	Ashtead Capital Inc.	5.500%	8/11/32	600	575
[5]	Ashtead Capital Inc.	5.550%	5/30/33	385	370
	AstraZeneca plc	4.000%	1/17/29	755	724
[1]	Barclays plc	4.338%	5/16/24	1,443	1,437
	Barclays plc	2.894%	11/24/32	1,350	1,051
[1,9]	Barclays plc	3.250%	1/17/33	1,480	1,419
[1,7]	Barclays plc	5.262%	1/29/34	1,400	1,489
[1,8]	BP Capital Markets plc	3.470%	5/15/25	1,350	961
[5]	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	1,275	1,272
[1,7]	Diageo Finance plc	2.500%	3/27/32	1,635	1,564
[1,9]	Heathrow Funding Ltd.	2.750%	10/13/29	2,600	2,643
[1,9]	Heathrow Funding Ltd.	2.750%	8/9/49	575	417
[1,9]	HSBC Holdings plc	2.256%	11/13/26	600	659
[9]	HSBC Holdings plc	1.750%	7/24/27	500	529
[1]	HSBC Holdings plc	4.041%	3/13/28	1,160	1,083
	HSBC Holdings plc	7.390%	11/3/28	1,451	1,533
[1,9]	National Grid Electricity Transmission plc	2.000%	9/16/38	1,145	877
[1,9]	National Grid Electricity Transmission plc	2.000%	4/17/40	890	662
[1,7]	NatWest Group plc	1.750%	3/2/26	3,125	3,124
[1,7]	NatWest Group plc	0.780%	2/26/30	330	278
[9]	NatWest Group plc	3.622%	8/14/30	1,640	1,846
[1,7]	NatWest Group plc	1.043%	9/14/32	925	796
	Santander UK Group Holdings plc	1.089%	3/15/25	3,210	3,042
[1,9]	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	985	859
[1,7]	SSE plc	1.750%	4/16/30	885	806
[5]	Standard Chartered plc	0.991%	1/12/25	815	780
					32,613
United States (12.6%)
[1]	Alabama Power Co.	4.300%	7/15/48	255	214
	Amazon.com Inc.	4.800%	12/5/34	300	300
	American Electric Power Co. Inc.	3.200%	11/13/27	950	872
	American International Group Inc.	3.400%	6/30/30	5,810	5,152
	American International Group Inc.	4.750%	4/1/48	45	40
	American International Group Inc.	4.375%	6/30/50	570	480
[5]	American Transmission Systems Inc.	2.650%	1/15/32	1,070	877
	American Water Capital Corp.	2.300%	6/1/31	2,575	2,099
	American Water Capital Corp.	4.450%	6/1/32	1,515	1,442
[3]	Amgen Inc.	5.250%	3/2/30	715	711
[3]	Amgen Inc.	5.600%	3/2/43	1,900	1,877
	Amgen Inc.	4.400%	5/1/45	1,806	1,510
10

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	4.200%	2/22/52	160	129
[3]	Amgen Inc.	5.750%	3/2/63	300	296
[7]	AT&T Inc.	2.050%	5/19/32	475	418
[7]	AT&T Inc.	3.150%	9/4/36	575	522
[7]	AT&T Inc.	2.600%	5/19/38	425	352
	AT&T Inc.	3.500%	6/1/41	1,245	934
	AT&T Inc.	3.500%	9/15/53	2,620	1,799
[5]	Athene Global Funding	2.500%	1/14/25	3,035	2,841
[5]	Athene Global Funding	2.500%	3/24/28	2,555	2,172
	Bank of America Corp.	2.687%	4/22/32	1,320	1,071
[1,7]	Bank of America Corp.	1.102%	5/24/32	1,575	1,288
	Bank of America Corp.	2.482%	9/21/36	3,585	2,685
	Bank of America Corp.	3.846%	3/8/37	1,461	1,232
	Bank of America Corp.	3.311%	4/22/42	1,100	819
[7]	Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	1,600	1,395
[1]	Bon Secours Mercy Health Inc.	3.555%	8/1/27	410	380
[1]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	140	133
[1]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	415	328
[7]	Booking Holdings Inc.	4.500%	11/15/31	2,065	2,216
[5]	Boston Gas Co.	3.001%	8/1/29	130	112
	BP Capital Markets America Inc.	4.812%	2/13/33	2,220	2,181
	BP Capital Markets America Inc.	2.939%	6/4/51	1,930	1,282
	Brandywine Operating Partnership LP	3.950%	11/15/27	890	751
	Brixmor Operating Partnership LP	2.500%	8/16/31	805	625
	Broadcom Corp.	3.500%	1/15/28	2,196	2,006
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	965	740
	Carrier Global Corp.	2.722%	2/15/30	648	547
	Carrier Global Corp.	3.377%	4/5/40	250	187
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	2,147	2,145
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	4,577	4,635
	Charter Communications Operating LLC	2.250%	1/15/29	215	172
	Charter Communications Operating LLC	5.050%	3/30/29	595	555
	Charter Communications Operating LLC	6.384%	10/23/35	355	340
	Charter Communications Operating LLC	3.700%	4/1/51	610	372
	Cigna Group	4.375%	10/15/28	420	403
	Cigna Group	2.400%	3/15/30	310	258
	Citigroup Inc.	4.600%	3/9/26	535	521
	Cleco Corporate Holdings LLC	3.375%	9/15/29	325	273
[7]	Coca-Cola Co.	1.100%	9/2/36	1,625	1,215
	Comcast Corp.	3.950%	10/15/25	250	243
	Comcast Corp.	6.500%	11/15/35	178	197
	Comcast Corp.	4.000%	3/1/48	40	32
	Comcast Corp.	3.999%	11/1/49	120	97
	Comcast Corp.	2.887%	11/1/51	1,417	917
	Comcast Corp.	4.049%	11/1/52	11	9
	Comcast Corp.	2.937%	11/1/56	190	119
	Comcast Corp.	2.650%	8/15/62	25	14
	Comcast Corp.	2.987%	11/1/63	11	7
	CommonSpirit Health	4.200%	8/1/23	770	765
	CommonSpirit Health	3.347%	10/1/29	110	96
	CommonSpirit Health	4.187%	10/1/49	330	263
	Commonwealth Edison Co.	3.650%	6/15/46	35	27
	Commonwealth Edison Co.	4.000%	3/1/48	245	201
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	75	81
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	990	682
11

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	290	247
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	150	125
[5]	Corebridge Financial Inc.	3.900%	4/5/32	2,868	2,510
[5]	Cox Communications Inc.	3.500%	8/15/27	2,665	2,471
[5]	Cox Communications Inc.	4.800%	2/1/35	100	89
	Crown Castle Inc.	2.100%	4/1/31	2,264	1,774
	Crown Castle Inc.	2.900%	4/1/41	420	286
	CubeSmart LP	2.250%	12/15/28	995	833
	CVS Health Corp.	2.875%	6/1/26	1,455	1,353
	CVS Health Corp.	4.300%	3/25/28	113	108
	CVS Health Corp.	5.250%	2/21/33	2,755	2,711
	CVS Health Corp.	4.125%	4/1/40	235	193
	CVS Health Corp.	5.050%	3/25/48	125	112
[7]	DH Europe Finance II Sarl	0.750%	9/18/31	255	207
	Dignity Health	3.812%	11/1/24	594	578
	Discovery Communications LLC	4.125%	5/15/29	186	167
	Discovery Communications LLC	3.625%	5/15/30	995	851
[1]	Dominion Energy Inc.	3.375%	4/1/30	259	227
	Dominion Energy Inc.	5.375%	11/15/32	2,853	2,800
[1]	Dominion Energy Inc.	4.850%	8/15/52	215	187
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	172
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	113	114
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	300	296
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	230	205
	Duke Energy Corp.	2.550%	6/15/31	900	725
	Duke Energy Corp.	4.500%	8/15/32	2,770	2,565
	Duke Energy Progress LLC	3.400%	4/1/32	475	417
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	660	551
	Eaton Corp.	4.150%	3/15/33	680	626
	Eaton Corp.	4.700%	8/23/52	145	132
	Energy Transfer LP	4.900%	3/15/35	1,075	964
	Enterprise Products Operating LLC	5.350%	1/31/33	4,066	4,063
[5]	Equitable Financial Life Global Funding	1.400%	7/7/25	150	136
[5]	Equitable Financial Life Global Funding	1.300%	7/12/26	1,020	888
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	825	690
[5]	ERAC USA Finance LLC	3.300%	12/1/26	300	277
[5]	ERAC USA Finance LLC	4.500%	2/15/45	455	390
	Evergy Kansas Central Inc.	3.250%	9/1/49	235	166
[1]	Evergy Metro Inc.	2.250%	6/1/30	245	202
	Exxon Mobil Corp.	2.275%	8/16/26	1,075	986
	Exxon Mobil Corp.	2.610%	10/15/30	190	165
[3]	Florida Power & Light Co.	5.050%	4/1/28	245	245
[3]	Florida Power & Light Co.	5.100%	4/1/33	930	929
[3]	Florida Power & Light Co.	5.300%	4/1/53	345	343
[7]	General Mills Inc.	0.450%	1/15/26	1,275	1,224
[5]	Genting New York LLC	3.300%	2/15/26	1,668	1,466
	Georgia Power Co.	4.700%	5/15/32	3,021	2,872
	Georgia Power Co.	4.300%	3/15/42	860	724
	Goldman Sachs Group Inc.	5.700%	11/1/24	2,773	2,790
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	1,375	1,322
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,610	3,182
	Goldman Sachs Group Inc.	2.615%	4/22/32	885	711
	Goldman Sachs Group Inc.	2.383%	7/21/32	960	754
	Goldman Sachs Group Inc.	2.650%	10/21/32	2,075	1,655
[5]	Gray Oak Pipeline LLC	2.600%	10/15/25	436	395
12

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Gray Oak Pipeline LLC	3.450%	10/15/27	70	62
	HCA Inc.	5.250%	6/15/49	575	496
[5]	HCA Inc.	4.625%	3/15/52	665	523
	Healthpeak Properties Interim Inc.	3.500%	7/15/29	335	299
	Hess Corp.	7.300%	8/15/31	1,120	1,215
[7]	Honeywell International Inc.	4.125%	11/2/34	2,450	2,561
	Intel Corp.	5.625%	2/10/43	95	93
	Intel Corp.	4.900%	8/5/52	1,556	1,378
	Intel Corp.	5.700%	2/10/53	975	953
	Intercontinental Exchange Inc.	4.350%	6/15/29	8,183	7,924
	Intercontinental Exchange Inc.	4.950%	6/15/52	355	336
	International Business Machines Corp.	3.300%	5/15/26	550	520
[5]	ITC Holdings Corp.	4.950%	9/22/27	530	523
[1]	John Deere Capital Corp.	3.450%	3/13/25	985	954
	JPMorgan Chase & Co.	2.947%	2/24/28	3,750	3,402
	JPMorgan Chase & Co.	4.912%	7/25/33	4,453	4,262
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	975	783
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	1,200	881
	Kaiser Foundation Hospitals	4.875%	4/1/42	650	636
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	400	358
[5]	Liberty Mutual Group Inc.	4.569%	2/1/29	5,534	5,231
	M&T Bank Corp.	5.053%	1/27/34	2,225	2,124
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	1,496	1,453
	Marathon Oil Corp.	6.800%	3/15/32	1,000	1,032
	Marathon Oil Corp.	6.600%	10/1/37	1,000	996
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	1,010	963
[5]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	550	399
	McCormick & Co. Inc.	2.500%	4/15/30	180	150
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	129
	Merck & Co. Inc.	3.400%	3/7/29	545	506
	Microchip Technology Inc.	0.972%	2/15/24	1,630	1,558
	Microsoft Corp.	2.921%	3/17/52	1,125	809
	MidAmerican Energy Co.	4.250%	5/1/46	10	8
[1,8]	Molson Coors International LP	2.840%	7/15/23	1,875	1,363
[1,7]	Mondelez International Holdings Netherlands BV	0.875%	10/1/31	775	634
[1,7]	Mondelez International Holdings Netherlands BV	0.625%	9/9/32	273	213
[7]	Mondelez International Inc.	0.250%	3/17/28	975	857
[1]	Morgan Stanley	3.125%	7/27/26	1,850	1,722
[1]	Morgan Stanley	3.772%	1/24/29	570	527
[7]	Morgan Stanley	0.497%	2/7/31	1,050	846
[1]	Morgan Stanley	2.511%	10/20/32	4,650	3,673
	Morgan Stanley	5.948%	1/19/38	2,218	2,162
	National Retail Properties Inc.	3.900%	6/15/24	805	787
[1,9]	Nestle Holdings Inc.	1.375%	6/23/33	1,015	894
[3]	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	220	221
[5]	Niagara Mohawk Power Corp.	1.960%	6/27/30	985	783
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	230	181
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	36	25
[5]	Oglethorpe Power Corp.	6.191%	1/1/31	210	210
	Oglethorpe Power Corp.	5.050%	10/1/48	161	140
	Oracle Corp.	3.400%	7/8/24	575	559
	Oracle Corp.	3.950%	3/25/51	1,025	736
	Pacific Gas & Electric Co.	5.900%	6/15/32	1,165	1,125
	Pacific Gas & Electric Co.	6.150%	1/15/33	2,383	2,355
13

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	4.500%	7/1/40	1,345	1,053
	PacifiCorp	2.700%	9/15/30	205	176
[5]	Pennsylvania Electric Co.	3.250%	3/15/28	1,604	1,451
[5]	Pennsylvania Electric Co.	3.600%	6/1/29	208	187
[5]	Penske Truck Leasing Co. LP	2.700%	11/1/24	170	161
[5]	Penske Truck Leasing Co. LP	3.950%	3/10/25	1,120	1,077
[5]	Penske Truck Leasing Co. LP	4.000%	7/15/25	180	172
[5]	Penske Truck Leasing Co. LP	5.875%	11/15/27	4,026	4,070
	Pfizer Inc.	1.700%	5/28/30	275	225
	Philip Morris International Inc.	5.125%	11/17/27	795	792
	Philip Morris International Inc.	5.625%	11/17/29	545	552
	Philip Morris International Inc.	5.125%	2/15/30	1,465	1,434
	Philip Morris International Inc.	5.750%	11/17/32	1,310	1,325
	Philip Morris International Inc.	5.375%	2/15/33	4,767	4,687
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	665	607
[3]	PPL Electric Utilities Corp.	5.250%	5/15/53	940	927
	Progressive Corp.	3.950%	3/26/50	465	379
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	225	175
[1]	Prudential Financial Inc.	3.700%	3/13/51	1,510	1,153
	QUALCOMM Inc.	4.250%	5/20/32	1,105	1,058
	QUALCOMM Inc.	4.500%	5/20/52	295	262
	Raytheon Technologies Corp.	3.950%	8/16/25	285	277
	Raytheon Technologies Corp.	4.450%	11/16/38	725	655
	Realty Income Corp.	3.400%	1/15/28	535	496
	Realty Income Corp.	2.200%	6/15/28	285	246
	Realty Income Corp.	3.100%	12/15/29	830	730
	Realty Income Corp.	2.850%	12/15/32	120	98
[9]	Realty Income Corp.	1.750%	7/13/33	1,075	921
[5]	S&P Global Inc.	2.700%	3/1/29	700	615
[5]	S&P Global Inc.	2.900%	3/1/32	705	602
[5]	S&P Global Inc.	3.700%	3/1/52	245	194
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	261	212
[5]	SBA Tower Trust	1.884%	1/15/26	245	217
[5]	SBA Tower Trust	1.631%	11/15/26	2,265	1,925
[1]	SCE Recovery Funding LLC	0.861%	11/15/31	347	289
[1]	SCE Recovery Funding LLC	1.942%	5/15/38	165	116
[1]	SCE Recovery Funding LLC	2.510%	11/15/43	95	63
	Sempra Energy	3.250%	6/15/27	1,050	966
	Sierra Pacific Power Co.	2.600%	5/1/26	149	138
[1]	Southern California Edison Co.	3.700%	8/1/25	30	29
	Southern California Edison Co.	5.950%	11/1/32	2,335	2,432
[1]	Southern California Edison Co.	2.950%	2/1/51	790	508
	Southern California Gas Co.	2.950%	4/15/27	870	805
	Southern Co.	4.400%	7/1/46	5	4
[5]	Sprint Spectrum Co. LLC	4.738%	3/20/25	453	447
[1]	SSM Health Care Corp.	3.823%	6/1/27	320	302
[1]	Sutter Health	2.294%	8/15/30	360	297
	Teledyne Technologies Inc.	2.250%	4/1/28	985	852
	Teledyne Technologies Inc.	2.750%	4/1/31	790	646
[5]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/34	1,565	1,475
[7]	Thermo Fisher Scientific Inc.	3.650%	11/21/34	2,735	2,776
	T-Mobile USA Inc.	2.050%	2/15/28	1,975	1,696
	T-Mobile USA Inc.	3.375%	4/15/29	1,140	1,009
	T-Mobile USA Inc.	2.700%	3/15/32	2,160	1,749
14

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toledo Hospital	5.750%	11/15/38	205	198
[3]	Trane Technologies Financing Ltd.	5.250%	3/3/33	725	721
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	44	42
	UnitedHealth Group Inc.	3.850%	6/15/28	820	778
	UnitedHealth Group Inc.	2.000%	5/15/30	240	197
	UnitedHealth Group Inc.	4.200%	5/15/32	495	466
	UnitedHealth Group Inc.	4.625%	7/15/35	75	72
	UnitedHealth Group Inc.	4.200%	1/15/47	65	56
	UnitedHealth Group Inc.	4.750%	5/15/52	90	83
	US Bancorp	2.491%	11/3/36	996	766
	Verizon Communications Inc.	1.680%	10/30/30	307	237
	Verizon Communications Inc.	2.355%	3/15/32	2,904	2,282
[5]	VICI Properties LP	4.125%	8/15/30	515	448
[7]	Visa Inc.	2.375%	6/15/34	805	756
[5]	Warnermedia Holdings Inc.	3.428%	3/15/24	2,935	2,867
[5]	Warnermedia Holdings Inc.	4.054%	3/15/29	2,276	2,034
[1,8]	Wells Fargo & Co.	2.975%	5/19/26	625	431
[1]	Wells Fargo & Co.	3.526%	3/24/28	3,070	2,844
[1]	Wells Fargo & Co.	2.879%	10/30/30	435	370
[1]	Wells Fargo & Co.	4.611%	4/25/53	905	784
					236,497
Total Corporate Bonds (Cost $415,602)					376,203
Sovereign Bonds (2.9%)
Australia (0.1%)
[1,10]	Commonwealth of Australia	2.750%	11/21/27	135	87
[1,10]	Commonwealth of Australia	2.250%	5/21/28	1,195	751
[1,10]	Commonwealth of Australia	1.000%	11/21/31	3,200	1,708
					2,546
Bermuda (0.0%)
[1,5]	Bermuda	2.375%	8/20/30	200	167
[1,5]	Bermuda	3.375%	8/20/50	200	139
					306
Bulgaria (0.1%)
[5,7]	Republic of Bulgaria	4.500%	1/27/33	2,245	2,307
Canada (0.7%)
[8]	Canadian Government Bond	0.750%	10/1/24	4,565	3,165
[8]	Canadian Government Bond	2.750%	9/1/27	1,949	1,383
[8]	Canadian Government Bond	1.500%	6/1/31	350	222
[8]	Canadian Government Bond	1.500%	12/1/31	1,500	946
[8]	Canadian Government Bond	2.000%	12/1/51	250	141
[8]	City of Montreal	3.150%	12/1/36	750	476
[8]	City of Montreal	3.500%	12/1/38	410	266
[8]	City of Montreal	2.400%	12/1/41	1,000	530
[8]	City of Toronto	3.200%	8/1/48	1,000	583
[8]	Municipal Finance Authority of British Columbia	4.950%	12/1/27	2,200	1,684
[8]	Province of Ontario	2.900%	6/2/28	1,910	1,337
[1,11]	Province of Ontario	0.250%	6/28/29	985	944
[8]	Regional Municipality of York	2.150%	6/22/31	800	507
					12,184
Chile (0.0%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	606
15

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
France (0.1%)
[1,7]	Electricite de France SA	1.000%	11/29/33	1,500	1,120
Japan (0.1%)
[1,12]	Japan	0.700%	6/20/51	117,800	727
[1,12]	Japan	0.700%	9/20/51	59,400	367
					1,094
Norway (0.1%)
	Equinor ASA	3.000%	4/6/27	1,545	1,438
Qatar (0.1%)
[1,5]	Qatar Energy	2.250%	7/12/31	820	674
[1,5]	Qatar Energy	3.125%	7/12/41	685	522
[1,5]	State of Qatar	3.875%	4/23/23	550	549
[1,5]	State of Qatar	5.103%	4/23/48	255	253
[1,5]	State of Qatar	4.400%	4/16/50	780	702
					2,700
Romania (0.0%)
[1,5,7]	Republic of Romania	2.000%	4/14/33	737	513
[1,7]	Republic of Romania	2.625%	12/2/40	525	313
					826
Saudi Arabia (0.1%)
[1,5]	Kingdom of Saudi Arabia	5.000%	1/18/53	765	704
[1,5]	Saudi Arabian Oil Co.	2.875%	4/16/24	500	485
[1,5]	Saudi Arabian Oil Co.	3.500%	4/16/29	680	621
					1,810
Singapore (0.0%)
[1,5]	Temasek Financial I Ltd.	3.625%	8/1/28	510	486
Spain (0.1%)
[5,7]	Kingdom of Spain	0.600%	10/31/29	1,050	930
Supranational (1.4%)
[1,7,13]	European Financial Stability Facility	0.875%	7/26/27	11,060	10,575
[1,7]	European Investment Bank	3.000%	10/14/33	1,705	1,759
[7]	European Stability Mechanism	0.000%	12/15/26	1,425	1,335
[1,7]	European Union	0.000%	7/4/31	4,160	3,391
[1,7]	European Union	1.000%	7/6/32	3,300	2,866
[1,7]	European Union	0.000%	7/4/35	3,630	2,559
[1,7]	European Union	0.200%	6/4/36	4,110	2,875
					25,360
United Kingdom (0.0%)
[9]	United Kingdom	0.625%	10/22/50	290	151
Total Sovereign Bonds (Cost $62,370)					53,864
Taxable Municipal Bonds (0.6%)
United States (0.6%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	100	82
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	350	393
	Connecticut GO	2.000%	7/1/23	190	188
	Connecticut GO	5.770%	3/15/25	275	280
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	90	72
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	55	48
16

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	355	331
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	55	44
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	844	925
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	35	28
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	65	49
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	145	133
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	290	217
	Illinois GO	5.100%	6/1/33	5,010	4,923
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	475	339
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	425	427
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	175	144
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	15	15
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	170	183
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	805	868
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	285	234
[16]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	635	666
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	205	187
Total Taxable Municipal Bonds (Cost $12,371)					10,776
17

Global Wellington Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (4.2%)
Money Market Fund (4.2%)
[17]	Vanguard Market Liquidity Fund (Cost $79,027)	4.640%	790,572	79,049
Total Investments (101.2%) (Cost $1,740,838)				1,895,724
Other Assets and Liabilities—Net (-1.2%)				(22,042)
Net Assets (100%)				1,873,682
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2023.
4	Securities with a value of $2,523,000 have been segregated as initial margin for open futures contracts.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the aggregate value was $110,347,000, representing 5.9% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in euro.
8	Face amount denominated in Canadian dollars.
9	Face amount denominated in British pounds.
10	Face amount denominated in Australian dollars.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Japanese yen.
13	Guaranteed by the Government of Luxembourg.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
18

Global Wellington Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2023	29	3,104	(4)
Euro-Bobl	March 2023	199	24,243	(663)
Euro-Buxl	March 2023	32	4,545	(436)
Euro-OAT	March 2023	11	1,486	(83)
Euro-Schatz	March 2023	128	14,213	(212)
Long Gilt	June 2023	45	5,411	(73)
				(1,471)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2023	(312)	(34,837)	19
Euro-Bund	March 2023	(73)	(10,262)	459
Ultra 10-Year U.S. Treasury Note	June 2023	(299)	(35,039)	19
				497
				(974)

19

Global Wellington Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	3/31/23	EUR	5,341	USD	5,688	—	(29)
Goldman Sachs International	3/31/23	GBP	1,237	USD	1,498	—	(10)
JPMorgan Chase Bank, N.A.	3/31/23	GBP	2	USD	2	—	—
JPMorgan Chase Bank, N.A.	3/31/23	JPY	339,627	USD	2,536	—	(30)
Goldman Sachs International	3/31/23	USD	6,227	AUD	9,117	85	—
Goldman Sachs International	3/31/23	USD	16,518	CAD	22,351	133	—
Bank of America, N.A.	3/31/23	AUD	900	CAD	833	—	(4)
Bank of America, N.A.	3/31/23	USD	1,032	CHF	954	16	—
Goldman Sachs International	3/31/23	USD	110,343	EUR	103,390	785	—
JPMorgan Chase Bank, N.A.	3/31/23	GBP	2,921	EUR	3,313	5	—
JPMorgan Chase Bank, N.A.	3/31/23	USD	21,486	GBP	17,732	145	—
Bank of America, N.A.	3/31/23	AUD	4,003	JPY	366,900	—	(10)
Bank of America, N.A.	3/31/23	GBP	1,169	JPY	189,613	8	—
JPMorgan Chase Bank, N.A.	3/31/23	USD	3	SEK	30	—	—
						1,177	(83)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.
At February 28, 2023, the counterparties had deposited in segregated accounts securities with a value of $1,025,000 and cash of $3,730,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
20

Global Wellington Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,661,811)	1,816,675
Affiliated Issuers (Cost $79,027)	79,049
Total Investments in Securities	1,895,724
Investment in Vanguard	68
Cash	376
Foreign Currency, at Value (Cost $5,218)	5,218
Receivables for Investment Securities Sold	13,440
Receivables for Accrued Income	10,100
Receivables for Capital Shares Issued	850
Unrealized Appreciation—Forward Currency Contracts	1,177
Total Assets	1,926,953
Liabilities
Payables for Investment Securities Purchased	51,441
Payables for Capital Shares Redeemed	576
Payables to Investment Advisor	877
Payables to Vanguard	211
Variation Margin Payable—Futures Contracts	83
Unrealized Depreciation—Forward Currency Contracts	83
Total Liabilities	53,271
Net Assets	1,873,682
21

Global Wellington Fund
Statement of Assets and Liabilities (continued)
At February 28, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	1,733,842
Total Distributable Earnings (Loss)	139,840
Net Assets	1,873,682

Investor Shares—Net Assets
Applicable to 10,019,681 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	235,748
Net Asset Value Per Share—Investor Shares	$23.53

Admiral Shares—Net Assets
Applicable to 55,683,483 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,637,934
Net Asset Value Per Share—Admiral Shares	$29.42
See accompanying Notes, which are an integral part of the Financial Statements.
22

Global Wellington Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	13,753
Interest[2]	10,180
Securities Lending—Net	12
Total Income	23,945
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,351
Performance Adjustment	356
The Vanguard Group—Note C
Management and Administrative—Investor Shares	318
Management and Administrative—Admiral Shares	1,246
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—Admiral Shares	41
Custodian Fees	23
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Admiral Shares	16
Trustees’ Fees and Expenses	—
Other Expenses	93
Total Expenses	3,462
Expenses Paid Indirectly	(2)
Net Expenses	3,460
Net Investment Income	20,485
Realized Net Gain (Loss)
Investment Securities Sold[2]	(19,844)
Futures Contracts	3,388
Forward Currency Contracts	(5,529)
Foreign Currencies	934
Realized Net Gain (Loss)	(21,051)
23

Global Wellington Fund
Statement of Operations (continued)
Six Months Ended February 28, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	87,138
Futures Contracts	(662)
Forward Currency Contracts	1,188
Foreign Currencies	171
Change in Unrealized Appreciation (Depreciation)	87,835
Net Increase (Decrease) in Net Assets Resulting from Operations	87,269
1	Dividends are net of foreign withholding taxes of $529,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,401,000, $2,000, less than $1,000, and $10,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Global Wellington Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,485	44,311
Realized Net Gain (Loss)	(21,051)	42,890
Change in Unrealized Appreciation (Depreciation)	87,835	(251,547)
Net Increase (Decrease) in Net Assets Resulting from Operations	87,269	(164,346)
Distributions
Investor Shares	(7,698)	(7,906)
Admiral Shares	(53,895)	(56,296)
Total Distributions	(61,593)	(64,202)
Capital Share Transactions
Investor Shares	6,476	7,961
Admiral Shares	52,582	185,242
Net Increase (Decrease) from Capital Share Transactions	59,058	193,203
Total Increase (Decrease)	84,734	(35,345)
Net Assets
Beginning of Period	1,788,948	1,824,293
End of Period	1,873,682	1,788,948
See accompanying Notes, which are an integral part of the Financial Statements.
25

Global Wellington Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,				October 18, 2017[1] to August 31, 2018
		2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.18	$26.18	$22.29	$21.41	$20.51	$20.00
Investment Operations
Net Investment Income[2]	.252	.566	.410	.430	.443	.392
Net Realized and Unrealized Gain (Loss) on Investments	.900	(2.711)	3.871	.874	.920	.379
Total from Investment Operations	1.152	(2.145)	4.281	1.304	1.363	.771
Distributions
Dividends from Net Investment Income	(.233)	(.446)	(.391)	(.389)	(.426)	(.261)
Distributions from Realized Capital Gains	(.569)	(.409)	—	(.035)	(.037)	—
Total Distributions	(.802)	(.855)	(.391)	(.424)	(.463)	(.261)
Net Asset Value, End of Period	$23.53	$23.18	$26.18	$22.29	$21.41	$20.51
Total Return[3]	5.06%	-8.43%	19.36%	6.22%	6.80%	3.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$236	$226	$247	$181	$176	$172
Ratio of Total Expenses to Average Net Assets[4]	0.50%[5]	0.45%[5]	0.42%	0.44%	0.46%	0.46%[5,6]
Ratio of Net Investment Income to Average Net Assets	2.18%	2.26%	1.68%	2.01%	2.19%	2.32%[6]
Portfolio Turnover Rate	54%[7]	77%[7]	68%[7]	58%[7]	54%	44%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 18, 2017, to November 1, 2017, during which time all assets were held in cash. Performance measurement began November 2, 2017, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.04%, (0.01%), (0.03%), (0.01%), and 0.01%. Performance-based investment advisory fees did not apply before fiscal year 2019.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.50%, 0.44%, and 0.45%, respectively.
6	Annualized.
7	Includes 13%, 15%, 20%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Global Wellington Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,				October 18, 2017[1] to August 31, 2018
		2022	2021	2020	2019
Net Asset Value, Beginning of Period	$28.98	$32.74	$27.87	$26.76	$25.65	$25.00
Investment Operations
Net Investment Income[2]	.334	.750	.554	.564	.583	.511
Net Realized and Unrealized Gain (Loss) on Investments	1.126	(3.398)	4.842	1.104	1.132	.480
Total from Investment Operations	1.460	(2.648)	5.396	1.668	1.715	.991
Distributions
Dividends from Net Investment Income	(.309)	(.601)	(.526)	(.514)	(.559)	(.341)
Distributions from Realized Capital Gains	(.711)	(.511)	—	(.044)	(.046)	—
Total Distributions	(1.020)	(1.112)	(.526)	(.558)	(.605)	(.341)
Net Asset Value, End of Period	$29.42	$28.98	$32.74	$27.87	$26.76	$25.65
Total Return[3]	5.14%	-8.33%	19.53%	6.38%	6.85%	3.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,638	$1,563	$1,577	$1,129	$826	$715
Ratio of Total Expenses to Average Net Assets[4]	0.37%[5]	0.32%[5]	0.29%	0.34%	0.36%	0.36%[5,6]
Ratio of Net Investment Income to Average Net Assets	2.31%	2.39%	1.81%	2.11%	2.29%	2.42%[6]
Portfolio Turnover Rate	54%[7]	77%[7]	68%[7]	58%[7]	54%	44%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 18, 2017, to November 1, 2017, during which time all assets were held in cash. Performance measurement began November 2, 2017, the first business day after the subscription period, at a net asset value of $25.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.04%, (0.01%), (0.03%), (0.01%), and 0.01%. Performance-based investment advisory fees did not apply before fiscal year 2019.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.37%, 0.32%, and 0.35%, respectively.
6	Annualized.
7	Includes 13%, 15%, 20%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Global Wellington Fund
Notes to Financial Statements
Vanguard Global Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
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Global Wellington Fund
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
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Global Wellington Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented 3% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 28, 2023, the fund’s average investment in forward currency contracts represented 10% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Global Wellington Fund
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
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Global Wellington Fund
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the Global Wellington Composite Index, comprising the FTSE Developed Index and the Bloomberg Fixed Income Composite Index, for the preceding three years. For the six months ended February 28, 2023, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets before a net increase of $356,000 (0.04%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $68,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
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Global Wellington Fund
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	673,317	—	—	673,317
Common Stocks—Other	54,383	488,556	—	542,939
U.S. Government and Agency Obligations	—	148,066	—	148,066
Asset-Backed/Commercial Mortgage-Backed Securities	—	11,510	—	11,510
Corporate Bonds	—	376,203	—	376,203
Sovereign Bonds	—	53,864	—	53,864
Taxable Municipal Bonds	—	10,776	—	10,776
Temporary Cash Investments	79,049	—	—	79,049
Total	806,749	1,088,975	—	1,895,724

Derivative Financial Instruments
Assets
Futures Contracts[1]	497	—	—	497
Forward Currency Contracts	—	1,177	—	1,177
Total	497	1,177	—	1,674
Liabilities
Futures Contracts[1]	1,471	—	—	1,471
Forward Currency Contracts	—	83	—	83
Total	1,471	83	—	1,554
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Global Wellington Fund
F.  At February 28, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	497	—	497
Unrealized Appreciation—Forward Currency Contracts	—	1,177	1,177
Total Assets	497	1,177	1,674

Unrealized Depreciation—Futures Contracts[1]	1,471	—	1,471
Unrealized Depreciation—Forward Currency Contracts	—	83	83
Total Liabilities	1,471	83	1,554
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	3,388	—	3,388
Forward Currency Contracts	—	(5,529)	(5,529)
Realized Net Gain (Loss) on Derivatives	3,388	(5,529)	(2,141)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(662)	—	(662)
Forward Currency Contracts	—	1,188	1,188
Change in Unrealized Appreciation (Depreciation) on Derivatives	(662)	1,188	526
G.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,744,377
Gross Unrealized Appreciation	257,859
Gross Unrealized Depreciation	(106,392)
Net Unrealized Appreciation (Depreciation)	151,467
H.  During the six months ended February 28, 2023, the fund purchased $413,340,000 of investment securities and sold $382,440,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $543,148,000 and $557,225,000, respectively.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of
34

Global Wellington Fund
trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $73,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
I.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	28,903	1,229	82,726	3,263
Issued in Lieu of Cash Distributions	6,834	297	7,053	279
Redeemed	(29,261)	(1,257)	(81,818)	(3,241)
Net Increase (Decrease)—Investor Shares	6,476	269	7,961	301
Admiral Shares
Issued	185,165	6,312	428,463	13,556
Issued in Lieu of Cash Distributions	47,617	1,657	49,306	1,564
Redeemed	(180,200)	(6,215)	(292,527)	(9,361)
Net Increase (Decrease)—Admiral Shares	52,582	1,754	185,242	5,759
J.  Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
35

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global Wellington Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For the advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. For the equity portion of the fund, Wellington Management focuses on high-quality companies in out-of-favor industries that generate superior returns. The equity subportfolio includes large- and mid-cap stocks, with a valuation discount, premium dividend yield, and market-like earnings growth. The advisor primarily invests the fixed income portion of the fund in government and mortgage securities in addition to high-quality corporate bonds. The fund’s bond portion will maintain an intermediate-term duration.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
36

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
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Q15672 042023

Semiannual Report  |  February 28, 2023
Vanguard Global Wellesley® Income Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return
Global Wellesley Income Fund
Investor Shares	$1,000.00	$1,030.10	$2.27
Admiral™ Shares	1,000.00	1,030.50	1.61
Based on Hypothetical 5% Yearly Return
Global Wellesley Income Fund
Investor Shares	$1,000.00	$1,022.56	$2.26
Admiral Shares	1,000.00	1,023.21	1.61
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.45% for Investor Shares and 0.32% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global Wellesley Income Fund
Fund Allocation
As of February 28, 2023

United States	56.4%
United Kingdom	8.3
France	6.6
Canada	4.5
Japan	3.0
Switzerland	2.9
Supranational	2.7
Spain	1.7
Norway	1.6
Germany	1.4
Hong Kong	1.4
Italy	1.2
Australia	1.1
Netherlands	1.1
Other	6.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Global Wellesley Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (37.5%)
Australia (0.7%)
	Rio Tinto plc	54,137	3,715
Canada (3.0%)
	Bank of Nova Scotia	95,069	4,699
	Royal Bank of Canada	39,267	3,987
	TC Energy Corp.	96,083	3,824
	Enbridge Inc.	81,778	3,068
			15,578
China (0.7%)
	ENN Energy Holdings Ltd.	246,800	3,513
France (3.8%)
	TotalEnergies SE	111,958	6,908
[1]	AXA SA	187,752	5,917
	Bureau Veritas SA	144,231	4,120
	Vinci SA	29,550	3,360
			20,305
Greece (0.4%)
	Hellenic Telecommunications Organization SA	133,597	2,049
Hong Kong (1.3%)
	AIA Group Ltd.	454,800	4,833
*	Sands China Ltd.	639,600	2,220
			7,053
Italy (0.7%)
	FinecoBank Banca Fineco SpA	217,847	3,765
Japan (2.3%)
	Tokio Marine Holdings Inc.	166,600	3,537
	Mitsubishi UFJ Financial Group Inc.	495,000	3,509
	Isuzu Motors Ltd.	240,700	2,878
	KDDI Corp.	84,200	2,464
			12,388
Netherlands (0.5%)
	Koninklijke KPN NV	742,927	2,547
Norway (0.7%)
	DNB Bank ASA	188,544	3,762
4

Global Wellesley Income Fund
				Shares	Market Value• ($000)
Spain (1.3%)
		Industria de Diseno Textil SA		138,495	4,267
		Iberdrola SA		241,541	2,769
					7,036
Switzerland (1.6%)
		Novartis AG (Registered)		52,894	4,451
		UBS Group AG (Registered)		194,334	4,224
					8,675
Taiwan (0.6%)
		Taiwan Semiconductor Manufacturing Co. Ltd.		185,000	3,061
United Kingdom (4.5%)
		AstraZeneca plc		38,907	5,069
		BAE Systems plc		438,952	4,741
		HSBC Holdings plc		524,261	4,016
		National Grid plc		311,119	3,904
		WPP plc		261,210	3,213
		Unilever plc		57,996	2,887
					23,830
United States (15.4%)
		Merck & Co. Inc.		52,228	5,549
		Philip Morris International Inc.		56,183	5,467
		Pfizer Inc.		130,280	5,285
		Cisco Systems Inc.		88,556	4,288
		Johnson & Johnson		27,441	4,206
		Ares Management Corp. Class A		49,633	4,002
		Elevance Health Inc.		8,230	3,865
		Lockheed Martin Corp.		8,109	3,846
		Johnson Controls International plc		59,560	3,736
		Duke Energy Corp.		39,626	3,735
		FMC Corp.		28,884	3,730
		Exelon Corp.		90,718	3,664
		Coterra Energy Inc.		146,504	3,658
		Texas Instruments Inc.		21,098	3,617
		QUALCOMM Inc.		25,940	3,204
		Bank of America Corp.		92,404	3,169
		Comcast Corp. Class A		79,299	2,948
		Home Depot Inc.		9,933	2,946
		Microsoft Corp.		11,799	2,943
		Edison International		40,699	2,695
		Kellogg Co.		38,452	2,535
		TJX Cos. Inc.		32,373	2,480
					81,568
Total Common Stocks (Cost $164,341)					198,845
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (12.1%)
[2,3]	Fannie Mae REMICS	2.000%	9/25/40	36	34
[2,3]	Fannie Mae REMICS	2.500%	5/25/45	260	232
[2,3]	Fannie Mae REMICS	3.000%	2/25/49	64	61
[2,3]	Fannie Mae REMICS	3.500%	6/25/44	95	90
5

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Freddie Mac REMICS	1.750%	9/15/42	658	595
[2,3]	Freddie Mac REMICS	2.000%	7/25/50	691	597
[2,3]	Freddie Mac REMICS	3.500%	11/15/40	9	9
[2,3]	Freddie Mac REMICS	4.000%	12/15/39–9/15/41	977	939
[2,4]	Ginnie Mae II Pool	2.000%	3/15/53	775	649
[2,4]	Ginnie Mae II Pool	2.500%	3/15/53	1,225	1,058
[2,4]	Ginnie Mae II Pool	3.000%	3/15/53	1,175	1,048
[2,4]	Ginnie Mae II Pool	3.500%	3/15/53	1,615	1,484
[2,4]	Ginnie Mae II Pool	4.000%	3/15/53	850	803
[2]	Ginnie Mae REMICS	2.750%	9/20/44	79	74
[2,3,4]	UMBS Pool	2.000%	4/01/41–3/25/53	5,403	4,453
[2,3]	UMBS Pool	2.500%	5/01/51–11/01/51	3,966	3,406
[2,3]	UMBS Pool	3.000%	10/1/51	1,295	1,155
[2,3]	UMBS Pool	3.500%	7/1/51	1,256	1,160
[2,3,4]	UMBS Pool	4.000%	3/25/53	1,095	1,027
[2,3,4]	UMBS Pool	4.500%	3/25/53	4,160	4,005
[2,3,4]	UMBS Pool	5.000%	3/25/53	2,790	2,741
[2,3,4]	UMBS Pool	5.500%	3/25/53	345	344
	United States Treasury Note/Bond	1.125%	10/31/26	145	129
	United States Treasury Note/Bond	1.250%	11/30/26–12/31/26	10,009	8,928
	United States Treasury Note/Bond	1.750%	8/15/41	670	464
	United States Treasury Note/Bond	2.000%	11/15/41	4,977	3,593
	United States Treasury Note/Bond	2.375%	2/15/42	1,230	946
	United States Treasury Note/Bond	2.625%	5/31/27	10	9
	United States Treasury Note/Bond	3.250%	5/15/42	170	150
	United States Treasury Note/Bond	3.375%	8/15/42	1,863	1,676
	United States Treasury Note/Bond	3.500%	1/31/28–2/15/33	5,499	5,329
	United States Treasury Note/Bond	3.625%	2/15/53	701	667
	United States Treasury Note/Bond	3.875%	12/31/27–2/15/43	2,162	2,120
	United States Treasury Note/Bond	4.000%	2/15/26–11/15/52	11,742	11,774
[5]	United States Treasury Note/Bond	4.125%	1/31/25	2,690	2,655
	United States Treasury Note/Bond	4.250%	9/30/24	8	8
Total U.S. Government and Agency Obligations (Cost $68,987)					64,412
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
Bermuda (0.0%)
[2,6]	Start II Ltd. Series 2019-1	4.089%	3/15/44	121	104
United States (1.3%)
[2,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	740	644
[2,6,7]	BX Trust Series 2021-ARIA, 1M USD LIBOR + 1.297%	5.885%	10/15/36	770	744
[2,6,7]	BX Trust Series 2021-LGCY, 1M USD LIBOR + 0.506%	5.094%	10/15/36	1,750	1,700
[2,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	153	134
[2,6,7]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	6.034%	10/25/41	145	144
[2,3]	Fannie Mae-Aces Series 2021-M2S	2.386%	10/25/36	364	283
[2]	Ford Credit Auto Lease Trust Series 2021-A	0.780%	9/15/25	180	177
[2,3]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	820	694
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2020-DNA5, SOFR30A + 2.800%	7.284%	10/25/50	210	213
[2,6]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	688	602
6

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	245	206
[2]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	162	154
[2,6,7]	SREIT Trust Series 2021-MFP, 1M USD LIBOR + 1.080%	5.668%	11/15/38	875	852
[2,6]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	76	72
					6,619
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,222)					6,723
Corporate Bonds (38.9%)
Australia (0.1%)
[6]	CSL Finance plc	4.250%	4/27/32	650	609
Austria (0.2%)
[6]	JAB Holdings BV	2.200%	11/23/30	260	200
[6]	JAB Holdings BV	3.750%	5/28/51	500	321
[6]	JAB Holdings BV	4.500%	4/8/52	445	325
					846
Belgium (0.4%)
[2,8]	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	355	320
[2,8]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	725	661
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,075	959
[6]	KBC Group NV	5.796%	1/19/29	200	198
					2,138
Canada (0.4%)
[9]	Bank of Montreal	2.850%	3/6/24	1,890	1,355
	Fortis Inc.	3.055%	10/4/26	625	580
					1,935
Denmark (0.9%)
[8]	Danske Bank A/S	0.500%	8/27/25	1,650	1,642
[6]	Danske Bank A/S	6.466%	1/9/26	1,550	1,561
[6]	Danske Bank A/S	1.621%	9/11/26	875	785
[2,10]	Danske Bank A/S	2.250%	1/14/28	560	586
					4,574
France (2.4%)
[2,8]	APRR SA	1.500%	1/25/30	100	92
[2,8]	APRR SA	1.625%	1/13/32	100	88
[2,8]	AXA SA	5.125%	7/4/43	750	793
[8]	Banque Federative du Credit Mutuel SA	3.875%	6/16/32	1,500	1,488
[6]	BNP Paribas SA	2.819%	11/19/25	360	342
[6]	BNP Paribas SA	2.219%	6/9/26	770	713
[2,8]	BNP Paribas SA	0.125%	9/4/26	400	372
[6]	BNP Paribas SA	2.591%	1/20/28	1,145	1,015
[6]	BNP Paribas SA	2.159%	9/15/29	935	774
[2,8]	BNP Paribas SA	1.125%	1/15/32	400	357
[2,8]	BPCE SA	0.500%	9/15/27	1,900	1,738
[6]	BPCE SA	3.250%	1/11/28	500	452
[6]	BPCE SA	2.277%	1/20/32	760	583
[6]	Danone SA	2.947%	11/2/26	285	265
[2,8]	Engie SA	2.000%	9/28/37	700	554
[2,8]	Orange SA	1.000%	5/12/25	1,200	1,195
[2,8]	RCI Banque SA	1.375%	3/8/24	575	592
[2,8]	RCI Banque SA	1.625%	4/11/25	305	305
7

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Societe Generale SFH SA	0.750%	1/29/27	800	760
[2,8]	Suez SACA	2.875%	5/24/34	600	544
					13,022
Germany (1.3%)
[6]	Bayer US Finance II LLC	4.250%	12/15/25	660	638
[6]	Bayer US Finance LLC	3.375%	10/8/24	765	741
[6]	Daimler Truck Finance North America LLC	5.150%	1/16/26	310	306
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/28	150	148
[2,8]	Deutsche Bank AG	1.875%	2/23/28	1,700	1,586
	Deutsche Bank AG	6.720%	1/18/29	445	450
[2,10]	E.ON International Finance BV	6.250%	6/3/30	155	195
[2,10]	E.ON International Finance BV	6.375%	6/7/32	180	232
[2,8]	Volkswagen Leasing GmbH	2.625%	1/15/24	525	550
[2,8]	Volkswagen Leasing GmbH	1.375%	1/20/25	1,525	1,536
[8]	Wintershall Dea Finance BV	1.823%	9/25/31	1,000	822
					7,204
Ireland (0.2%)
	AerCap Ireland Capital DAC	3.000%	10/29/28	1,104	941
[6]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	178	156
					1,097
Italy (0.5%)
[8]	Autostrade per l'Italia SpA	2.000%	12/4/28	2,400	2,142
[8]	Autostrade per l'Italia SpA	2.000%	1/15/30	420	361
					2,503
Japan (0.5%)
[6]	NTT Finance Corp.	1.162%	4/3/26	700	618
[6]	NTT Finance Corp.	2.065%	4/3/31	2,395	1,936
					2,554
Netherlands (0.5%)
[2,10]	Cooperatieve Rabobank UA	4.625%	5/23/29	100	112
[2,8]	Cooperatieve Rabobank UA	0.010%	7/2/30	1,100	914
[8]	ING Groep NV	0.250%	2/18/29	600	513
[8]	ING Groep NV	0.250%	2/1/30	600	492
[2,8]	Koninklijke KPN NV	0.875%	11/15/33	500	384
	Shell International Finance BV	4.000%	5/10/46	275	228
	Shell International Finance BV	3.000%	11/26/51	340	235
					2,878
Norway (0.8%)
[2,8]	Aker BP ASA	1.125%	5/12/29	1,090	943
[6]	Aker BP ASA	3.750%	1/15/30	2,155	1,900
[6]	Aker BP ASA	4.000%	1/15/31	725	638
[6]	Var Energi ASA	8.000%	11/15/32	900	942
					4,423
Portugal (0.2%)
[2,8]	EDP Finance BV	1.875%	9/21/29	1,100	1,023
Saudi Arabia (0.6%)
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/36	2,250	1,882
[6]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	675	677
[6]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	510	518
					3,077
South Korea (0.0%)
[6]	SK Telecom Co. Ltd.	3.750%	4/16/23	200	200
8

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Spain (0.1%)
	Telefonica Emisiones SA	4.665%	3/6/38	845	697
Sweden (0.2%)
[2,8]	Volvo Treasury AB	2.000%	8/19/27	1,125	1,098
Switzerland (1.1%)
[6]	Alcon Finance Corp.	3.000%	9/23/29	2,965	2,583
	Credit Suisse AG	7.500%	2/15/28	1,816	1,832
[2,8]	Credit Suisse Group AG	1.250%	7/17/25	600	581
[8]	Credit Suisse Group AG	2.875%	4/2/32	340	264
[8]	UBS Group AG	0.250%	2/24/28	950	828
					6,088
United Arab Emirates (0.6%)
[6]	DAE Funding LLC	1.550%	8/1/24	1,125	1,053
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	2,423	2,048
					3,101
United Kingdom (3.5%)
[6]	Ashtead Capital Inc.	2.450%	8/12/31	1,212	930
[6]	Ashtead Capital Inc.	5.500%	8/11/32	300	288
[6]	Ashtead Capital Inc.	5.550%	5/30/33	205	197
	AstraZeneca plc	4.000%	1/17/29	720	690
[2]	Barclays plc	4.338%	5/16/24	772	769
	Barclays plc	2.894%	11/24/32	760	592
[2,10]	Barclays plc	3.250%	1/17/33	780	748
[2,8]	Barclays plc	5.262%	1/29/34	725	771
[2,9]	BP Capital Markets plc	3.470%	5/15/25	1,325	944
[8]	BP Capital Markets plc	1.104%	11/15/34	525	395
[6]	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	975	973
[2,8]	Diageo Finance plc	2.500%	3/27/32	885	846
[2,10]	Heathrow Funding Ltd.	2.750%	10/13/29	1,350	1,372
[2,10]	Heathrow Funding Ltd.	2.750%	8/9/49	350	254
[2,10]	HSBC Holdings plc	2.256%	11/13/26	1,725	1,896
	HSBC Holdings plc	7.390%	11/3/28	454	479
[2,10]	National Grid Electricity Transmission plc	2.000%	9/16/38	635	486
[2,10]	National Grid Electricity Transmission plc	2.000%	4/17/40	480	357
[2,8]	NatWest Group plc	1.750%	3/2/26	970	970
[10]	NatWest Group plc	3.622%	8/14/30	875	985
[2,8]	NatWest Group plc	1.043%	9/14/32	525	452
	Santander UK Group Holdings plc	1.089%	3/15/25	1,725	1,634
[2,10]	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	535	467
[2,8]	SSE plc	1.750%	4/16/30	490	446
[6]	Standard Chartered plc	0.991%	1/12/25	530	507
					18,448
United States (24.4%)
[2]	Alabama Power Co.	4.300%	7/15/48	275	231
	American International Group Inc.	3.400%	6/30/30	3,965	3,516
[6]	American Transmission Systems Inc.	2.650%	1/15/32	605	496
	American Water Capital Corp.	2.300%	6/1/31	1,395	1,137
	American Water Capital Corp.	4.450%	6/1/32	825	785
[4]	Amgen Inc.	5.250%	3/2/30	375	373
[4]	Amgen Inc.	5.600%	3/2/43	992	980
	Amgen Inc.	4.400%	5/1/45	943	789
	Amgen Inc.	4.200%	2/22/52	83	67
[4]	Amgen Inc.	5.750%	3/2/63	155	153
9

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	2.250%	2/1/32	2,420	1,889
[8]	AT&T Inc.	2.050%	5/19/32	300	264
[8]	AT&T Inc.	3.150%	9/4/36	250	227
[8]	AT&T Inc.	2.600%	5/19/38	275	228
	AT&T Inc.	3.500%	9/15/53	577	396
[6]	Athene Global Funding	2.500%	1/14/25	812	760
[6]	Athene Global Funding	1.730%	10/2/26	1,071	920
[6]	Athene Global Funding	2.500%	3/24/28	1,475	1,254
[2]	Bank of America Corp.	3.593%	7/21/28	1,090	1,006
	Bank of America Corp.	2.687%	4/22/32	745	604
[2,8]	Bank of America Corp.	1.102%	5/24/32	850	695
	Bank of America Corp.	3.846%	3/8/37	770	649
	Bank of America Corp.	3.311%	4/22/42	625	466
[8]	Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	875	763
[2]	Bon Secours Mercy Health Inc.	3.555%	8/1/27	535	496
[2]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	275	217
[8]	Booking Holdings Inc.	4.500%	11/15/31	1,085	1,164
[6]	Boston Gas Co.	3.001%	8/1/29	105	91
	BP Capital Markets America Inc.	4.812%	2/13/33	615	604
	BP Capital Markets America Inc.	3.001%	3/17/52	1,115	748
[6]	Brooklyn Union Gas Co.	4.273%	3/15/48	760	583
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	1,120	1,119
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	2,391	2,421
	Charter Communications Operating LLC	2.250%	1/15/29	65	52
	Charter Communications Operating LLC	5.050%	3/30/29	435	406
	Charter Communications Operating LLC	6.384%	10/23/35	305	292
	Charter Communications Operating LLC	3.700%	4/1/51	40	24
	Cigna Group	4.375%	10/15/28	435	418
	Cigna Group	2.400%	3/15/30	220	183
	Cleco Corporate Holdings LLC	3.375%	9/15/29	270	227
[8]	Coca-Cola Co.	1.100%	9/2/36	900	673
	Comcast Corp.	3.950%	10/15/25	255	248
	Comcast Corp.	6.500%	11/15/35	156	173
	Comcast Corp.	4.000%	3/1/48	20	16
	Comcast Corp.	2.887%	11/1/51	961	622
	Comcast Corp.	4.049%	11/1/52	6	5
	Comcast Corp.	2.650%	8/15/62	130	75
	Comcast Corp.	2.987%	11/1/63	4	2
	CommonSpirit Health	4.200%	8/1/23	895	889
	CommonSpirit Health	3.347%	10/1/29	45	39
	CommonSpirit Health	4.187%	10/1/49	130	103
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	100	83
[6]	Corebridge Financial Inc.	3.900%	4/5/32	1,597	1,398
[6]	Cox Communications Inc.	3.500%	8/15/27	1,255	1,164
	Crown Castle Inc.	2.100%	4/1/31	1,585	1,242
	CVS Health Corp.	2.875%	6/1/26	1,000	930
	CVS Health Corp.	4.300%	3/25/28	96	92
	CVS Health Corp.	5.250%	2/21/33	1,592	1,567
[8]	DH Europe Finance II Sarl	0.750%	9/18/31	140	114
	Dignity Health	3.812%	11/1/24	659	642
	Discovery Communications LLC	3.625%	5/15/30	565	483
[2]	Dominion Energy Inc.	3.375%	4/1/30	92	81
	Dominion Energy Inc.	5.375%	11/15/32	1,008	989
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	172
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	129	130
10

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	247
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	280	249
	Duke Energy Corp.	2.550%	6/15/31	530	427
	Duke Energy Corp.	4.500%	8/15/32	1,520	1,408
	Duke Energy Progress LLC	3.400%	4/1/32	185	163
	Duke Energy Progress LLC	4.200%	8/15/45	350	291
[2]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	625	522
	Eaton Corp.	4.150%	3/15/33	380	350
	Eaton Corp.	4.700%	8/23/52	80	73
	Energy Transfer LP	4.900%	3/15/35	975	874
	Enterprise Products Operating LLC	5.350%	1/31/33	2,143	2,142
[6]	Equitable Financial Life Global Funding	1.400%	7/7/25	100	91
[6]	Equitable Financial Life Global Funding	1.300%	7/12/26	600	522
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	565	473
[6]	ERAC USA Finance LLC	3.300%	12/1/26	235	217
[6]	ERAC USA Finance LLC	4.500%	2/15/45	295	253
[2]	Evergy Metro Inc.	2.250%	6/1/30	180	148
	Exxon Mobil Corp.	2.275%	8/16/26	865	794
[4]	Florida Power & Light Co.	5.050%	4/1/28	125	125
[4]	Florida Power & Light Co.	5.100%	4/1/33	485	484
[4]	Florida Power & Light Co.	5.300%	4/1/53	190	189
[8]	General Mills Inc.	0.450%	1/15/26	900	864
[6]	Genting New York LLC	3.300%	2/15/26	1,002	880
	Georgia Power Co.	4.700%	5/15/32	1,510	1,436
	Georgia Power Co.	4.300%	3/15/42	500	421
[2]	Georgia Power Co.	3.700%	1/30/50	35	26
	Georgia Power Co.	5.125%	5/15/52	466	435
	Goldman Sachs Group Inc.	5.700%	11/1/24	1,502	1,511
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	1,425	1,370
	Goldman Sachs Group Inc.	1.431%	3/9/27	1,310	1,155
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	235	215
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	285	267
	Goldman Sachs Group Inc.	2.615%	4/22/32	420	338
	Goldman Sachs Group Inc.	2.383%	7/21/32	545	428
	Goldman Sachs Group Inc.	2.650%	10/21/32	1,055	841
[6]	Gray Oak Pipeline LLC	2.600%	10/15/25	291	264
[6]	Gray Oak Pipeline LLC	3.450%	10/15/27	45	40
[6]	HCA Inc.	4.625%	3/15/52	460	362
	Hess Corp.	4.300%	4/1/27	810	775
	Hess Corp.	7.300%	8/15/31	590	640
[8]	Honeywell International Inc.	4.125%	11/2/34	1,410	1,474
	Intel Corp.	5.625%	2/10/43	40	39
	Intel Corp.	3.050%	8/12/51	730	470
	Intel Corp.	4.900%	8/5/52	285	252
	Intel Corp.	5.700%	2/10/53	510	498
	Intercontinental Exchange Inc.	4.350%	6/15/29	4,257	4,122
	Intercontinental Exchange Inc.	4.950%	6/15/52	190	180
[6]	ITC Holdings Corp.	4.950%	9/22/27	295	291
	JPMorgan Chase & Co.	0.563%	2/16/25	1,735	1,645
	JPMorgan Chase & Co.	2.947%	2/24/28	2,395	2,173
	JPMorgan Chase & Co.	4.912%	7/25/33	1,726	1,652
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	500	402
[2]	Kaiser Foundation Hospitals	2.810%	6/1/41	710	521
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	230
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	500	448
11

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kroger Co.	4.450%	2/1/47	220	184
[6]	Liberty Mutual Group Inc.	4.569%	2/1/29	2,961	2,799
	M&T Bank Corp.	5.053%	1/27/34	1,165	1,112
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	789	766
	Marathon Oil Corp.	6.600%	10/1/37	820	817
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	705	672
[6]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	140	101
	McCormick & Co. Inc.	2.500%	4/15/30	140	116
	Merck & Co. Inc.	3.400%	3/7/29	500	464
	Microchip Technology Inc.	0.972%	2/15/24	1,080	1,032
	Microsoft Corp.	2.921%	3/17/52	650	468
[2,9]	Molson Coors International LP	2.840%	7/15/23	1,825	1,326
[2,8]	Mondelez International Holdings Netherlands BV	0.875%	10/1/31	425	348
[2,8]	Mondelez International Holdings Netherlands BV	0.625%	9/9/32	155	121
[8]	Mondelez International Inc.	0.250%	3/17/28	605	532
[2]	Morgan Stanley	0.864%	10/21/25	1,750	1,613
[2]	Morgan Stanley	3.125%	7/27/26	2,100	1,955
[2]	Morgan Stanley	3.772%	1/24/29	175	162
[8]	Morgan Stanley	0.497%	2/7/31	675	544
[2]	Morgan Stanley	2.511%	10/20/32	2,170	1,714
	Morgan Stanley	5.948%	1/19/38	576	561
	National Retail Properties Inc.	3.900%	6/15/24	400	391
[2,10]	Nestle Holdings Inc.	1.375%	6/23/33	560	493
[4]	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	115	116
[6]	Niagara Mohawk Power Corp.	1.960%	6/27/30	670	533
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	221
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	12	8
[6]	Oglethorpe Power Corp.	6.191%	1/1/31	285	285
	Oglethorpe Power Corp.	4.550%	6/1/44	20	16
	Oglethorpe Power Corp.	4.250%	4/1/46	81	61
	Oracle Corp.	2.875%	3/25/31	1,015	841
	Pacific Gas & Electric Co.	5.900%	6/15/32	635	613
	Pacific Gas & Electric Co.	6.150%	1/15/33	1,218	1,204
	Pacific Gas & Electric Co.	4.500%	7/1/40	702	549
	PacifiCorp	2.700%	9/15/30	160	137
[6]	Pennsylvania Electric Co.	3.600%	6/1/29	124	111
[6]	Penske Truck Leasing Co. LP	2.700%	11/1/24	180	171
[6]	Penske Truck Leasing Co. LP	3.950%	3/10/25	740	711
[6]	Penske Truck Leasing Co. LP	4.000%	7/15/25	140	134
[6]	Penske Truck Leasing Co. LP	5.700%	2/1/28	205	205
	Pfizer Inc.	1.700%	5/28/30	195	159
	Philip Morris International Inc.	5.125%	11/17/27	420	418
	Philip Morris International Inc.	5.625%	11/17/29	290	294
	Philip Morris International Inc.	5.125%	2/15/30	765	749
	Philip Morris International Inc.	5.750%	11/17/32	700	708
	Philip Morris International Inc.	5.375%	2/15/33	2,464	2,423
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	360	329
[4]	PPL Electric Utilities Corp.	5.250%	5/15/53	490	483
	Progressive Corp.	3.950%	3/26/50	245	200
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	245	191
[2]	Prudential Financial Inc.	3.700%	3/13/51	830	634
	QUALCOMM Inc.	4.250%	5/20/32	600	574
	QUALCOMM Inc.	4.500%	5/20/52	160	142
	Raytheon Technologies Corp.	3.950%	8/16/25	310	301
12

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Raytheon Technologies Corp.	4.450%	11/16/38	550	497
	Realty Income Corp.	3.400%	1/15/28	365	338
	Realty Income Corp.	2.200%	6/15/28	185	160
	Realty Income Corp.	3.100%	12/15/29	550	483
	Realty Income Corp.	2.850%	12/15/32	80	65
[10]	Realty Income Corp.	1.750%	7/13/33	635	544
[6]	S&P Global Inc.	2.700%	3/1/29	385	338
[6]	S&P Global Inc.	2.900%	3/1/32	390	333
[6]	S&P Global Inc.	3.700%	3/1/52	135	107
[2]	San Diego Gas & Electric Co.	4.100%	6/15/49	174	141
[6]	SBA Tower Trust	1.884%	1/15/26	110	97
[6]	SBA Tower Trust	1.631%	11/15/26	615	523
[2]	SCE Recovery Funding LLC	0.861%	11/15/31	217	181
[2]	SCE Recovery Funding LLC	1.942%	5/15/38	105	74
[2]	SCE Recovery Funding LLC	2.510%	11/15/43	60	40
	Sempra Energy	3.250%	6/15/27	1,000	920
	Sierra Pacific Power Co.	2.600%	5/1/26	180	166
[2]	Southern California Edison Co.	3.700%	8/1/25	30	29
	Southern California Edison Co.	5.950%	11/1/32	1,250	1,302
[2]	Southern California Edison Co.	2.950%	2/1/51	515	331
	Southern California Gas Co.	2.950%	4/15/27	480	444
[6]	Sprint Spectrum Co. LLC	4.738%	3/20/25	619	611
[2]	SSM Health Care Corp.	3.823%	6/1/27	380	359
	Teledyne Technologies Inc.	2.750%	4/1/31	490	401
[6]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/34	853	804
[8]	Thermo Fisher Scientific Inc.	3.650%	11/21/34	1,465	1,487
	T-Mobile USA Inc.	3.375%	4/15/29	1,685	1,491
	T-Mobile USA Inc.	2.700%	3/15/32	1,155	935
	Toledo Hospital	5.750%	11/15/38	150	145
[4]	Trane Technologies Financing Ltd.	5.250%	3/3/33	385	383
[2]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	47	45
	UnitedHealth Group Inc.	3.850%	6/15/28	415	394
	UnitedHealth Group Inc.	2.000%	5/15/30	215	176
	UnitedHealth Group Inc.	4.200%	5/15/32	260	245
	UnitedHealth Group Inc.	4.625%	7/15/35	90	86
	UnitedHealth Group Inc.	4.750%	5/15/52	50	46
	US Bancorp	2.491%	11/3/36	569	438
	Verizon Communications Inc.	2.355%	3/15/32	1,645	1,292
[6]	VICI Properties LP	4.125%	8/15/30	285	248
[8]	Visa Inc.	2.375%	6/15/34	420	394
[6]	Warnermedia Holdings Inc.	4.054%	3/15/29	1,746	1,560
[2,9]	Wells Fargo & Co.	2.975%	5/19/26	600	413
[2]	Wells Fargo & Co.	3.526%	3/24/28	1,695	1,570
[2]	Wells Fargo & Co.	4.611%	4/25/53	575	498
					129,278
Total Corporate Bonds (Cost $228,139)					206,793
Sovereign Bonds (5.2%)
Australia (0.2%)
[2,11]	Commonwealth of Australia	2.750%	11/21/27	160	103
[2,11]	Commonwealth of Australia	2.250%	5/21/28	870	547
[2,11]	Commonwealth of Australia	1.000%	11/21/31	955	510
					1,160
13

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bermuda (0.0%)
[2,6]	Bermuda	2.375%	8/20/30	200	166
Bulgaria (0.2%)
[6,8]	Republic of Bulgaria	4.500%	1/27/33	1,185	1,218
Canada (1.0%)
[9]	Canadian Government Bond	1.000%	9/1/26	1,065	713
[9]	Canadian Government Bond	2.750%	9/1/27	660	468
[9]	Canadian Government Bond	1.500%	12/1/31	1,000	631
[9]	City of Montreal	3.500%	12/1/38	910	590
[9]	City of Toronto	3.200%	8/1/48	1,000	583
[9]	Municipal Finance Authority of British Columbia	4.950%	12/1/27	600	460
[9]	Province of Ontario	2.900%	6/2/28	815	570
[2,12]	Province of Ontario	0.250%	6/28/29	1,075	1,030
[9]	Regional Municipality of York	2.150%	6/22/31	500	317
					5,362
Chile (0.2%)
[2]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	746
France (0.1%)
[2,8]	Electricite de France SA	1.000%	11/29/33	800	597
Japan (0.1%)
[2,13]	Japan	0.700%	6/20/51	80,700	498
Qatar (0.4%)
[2,6]	Qatar Energy	2.250%	7/12/31	480	394
[2,6]	Qatar Energy	3.125%	7/12/41	405	308
[2,6]	State of Qatar	3.875%	4/23/23	785	783
[2,6]	State of Qatar	5.103%	4/23/48	285	283
[2,6]	State of Qatar	4.400%	4/16/50	205	185
					1,953
Romania (0.1%)
[2,6,8]	Republic of Romania	2.000%	4/14/33	412	287
[2,8]	Republic of Romania	2.625%	12/2/40	280	167
					454
Saudi Arabia (0.2%)
[2,6]	Kingdom of Saudi Arabia	5.000%	1/18/53	405	372
[2,6]	Saudi Arabian Oil Co.	3.500%	4/16/29	585	535
					907
Spain (0.1%)
[6,8]	Kingdom of Spain	0.600%	10/31/29	775	687
Supranational (2.6%)
[2,8,14]	European Financial Stability Facility	0.875%	7/26/27	5,485	5,244
[2,8]	European Investment Bank	3.000%	10/14/33	1,035	1,068
[8]	European Stability Mechanism	0.000%	12/16/24	525	523
[8]	European Stability Mechanism	0.000%	12/15/26	775	726
[2,8]	European Union	0.000%	7/4/31	2,310	1,883
[2,8]	European Union	1.000%	7/6/32	1,475	1,281
[2,8]	European Union	0.000%	7/4/35	1,815	1,280
[2,8]	European Union	0.200%	6/4/36	2,475	1,731
					13,736
Total Sovereign Bonds (Cost $31,884)					27,484
14

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (1.2%)
United States (1.2%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	80	65
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	35	39
	Connecticut GO	2.000%	7/1/23	135	134
	Connecticut GO	5.770%	3/15/25	250	254
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	60	48
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	30	26
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	195	182
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	45	36
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	532	583
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	20	16
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	40	30
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	85	78
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	210	157
	Illinois GO	5.100%	6/1/33	2,660	2,614
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	530	533
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	15	15
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	155	167
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	380	410
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	210	173
[16]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	525	550
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	160	113
Total Taxable Municipal Bonds (Cost $7,005)					6,223
15

Global Wellesley Income Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (6.2%)
Money Market Fund (6.2%)
[17,18]	Vanguard Market Liquidity Fund (Cost $33,132)	4.640%	331,397	33,137
Total Investments (102.4%) (Cost $540,710)				543,617
Other Assets and Liabilities—Net (-2.4%)				(12,892)
Net Assets (100%)				530,725
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $158,000.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2023.
5	Securities with a value of $1,339,000 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the aggregate value was $59,062,000, representing 11.1% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Canadian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in Australian dollars.
12	Face amount denominated in Swiss francs.
13	Face amount denominated in Japanese yen.
14	Guaranteed by the Government of Luxembourg.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
18	Collateral of $165,000 was received for securities on loan, of which $164,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.
1M—1-month.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
16

Global Wellesley Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	40	8,149	(18)
5-Year U.S. Treasury Note	June 2023	69	7,387	(9)
Euro-Bobl	March 2023	91	11,086	(342)
Euro-Buxl	March 2023	18	2,557	(173)
Euro-OAT	March 2023	6	810	(45)
Euro-Schatz	March 2023	61	6,773	(101)
Long Gilt	June 2023	21	2,525	(34)
				(722)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2023	(236)	(26,351)	14
Euro-Bund	March 2023	(48)	(6,748)	319
Ultra 10-Year U.S. Treasury Note	June 2023	(146)	(17,109)	9
				342
				(380)

17

Global Wellesley Income Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	3/31/23	CAD	675	USD	496	—	(1)
Goldman Sachs International	3/31/23	EUR	3,295	USD	3,510	—	(19)
Goldman Sachs International	3/31/23	GBP	743	USD	900	—	(6)
JPMorgan Chase Bank, N.A.	3/31/23	JPY	193,643	USD	1,446	—	(17)
Goldman Sachs International	3/31/23	USD	4,076	AUD	5,967	56	—
Goldman Sachs International	3/31/23	USD	9,336	CAD	12,633	75	—
Bank of America, N.A.	3/31/23	USD	1,079	CHF	997	16	—
Goldman Sachs International	3/31/23	USD	63,040	EUR	59,068	448	—
JPMorgan Chase Bank, N.A.	3/31/23	USD	8,951	GBP	7,387	61	—
JPMorgan Chase Bank, N.A.	3/31/23	AUD	1,970	GBP	1,112	—	(11)
JPMorgan Chase Bank, N.A.	3/31/23	EUR	277	GBP	244	—	—
Bank of America, N.A.	3/31/23	AUD	2,285	JPY	209,400	—	(6)
Bank of America, N.A.	3/31/23	GBP	401	JPY	65,000	3	—
						659	(60)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
At February 28, 2023, the counterparties had deposited in segregated accounts securities with a value of $2,100,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
18

Global Wellesley Income Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $507,578)	510,480
Affiliated Issuers (Cost $33,132)	33,137
Total Investments in Securities	543,617
Investment in Vanguard	19
Cash	175
Foreign Currency, at Value (Cost $2,621)	2,621
Receivables for Investment Securities Sold	9,710
Receivables for Accrued Income	3,545
Receivables for Capital Shares Issued	180
Unrealized Appreciation—Forward Currency Contracts	659
Total Assets	560,526
Liabilities
Payables for Investment Securities Purchased	29,143
Collateral for Securities on Loan	165
Payables for Capital Shares Redeemed	147
Payables to Investment Advisor	182
Payables to Vanguard	64
Variation Margin Payable—Futures Contracts	40
Unrealized Depreciation—Forward Currency Contracts	60
Total Liabilities	29,801
Net Assets	530,725
1 Includes $158,000 of securities on loan.
19

Global Wellesley Income Fund
Statement of Assets and Liabilities (continued)
At February 28, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	539,365
Total Distributable Earnings (Loss)	(8,640)
Net Assets	530,725

Investor Shares—Net Assets
Applicable to 4,124,516 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	83,669
Net Asset Value Per Share—Investor Shares	$20.29

Admiral Shares—Net Assets
Applicable to 17,627,251 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	447,056
Net Asset Value Per Share—Admiral Shares	$25.36
See accompanying Notes, which are an integral part of the Financial Statements.
20

Global Wellesley Income Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	2,394
Interest[2]	5,318
Securities Lending—Net	12
Total Income	7,724
Expenses
Investment Advisory Fees—Note B
Basic Fee	310
Performance Adjustment	48
The Vanguard Group—Note C
Management and Administrative—Investor Shares	108
Management and Administrative—Admiral Shares	333
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—Admiral Shares	11
Custodian Fees	13
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	8
Trustees’ Fees and Expenses	—
Other Expenses	35
Total Expenses	877
Expenses Paid Indirectly	(2)
Net Expenses	875
Net Investment Income	6,849
Realized Net Gain (Loss)
Investment Securities Sold[2]	(13,872)
Futures Contracts	1,956
Forward Currency Contracts	(3,137)
Foreign Currencies	364
Realized Net Gain (Loss)	(14,689)
21

Global Wellesley Income Fund
Statement of Operations (continued)
Six Months Ended February 28, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	21,892
Futures Contracts	(288)
Forward Currency Contracts	696
Foreign Currencies	74
Change in Unrealized Appreciation (Depreciation)	22,374
Net Increase (Decrease) in Net Assets Resulting from Operations	14,534
1	Dividends are net of foreign withholding taxes of $159,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $503,000, $1,000, less than $1,000, and $4,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
22

Global Wellesley Income Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,849	13,145
Realized Net Gain (Loss)	(14,689)	8,501
Change in Unrealized Appreciation (Depreciation)	22,374	(73,665)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,534	(52,019)
Distributions
Investor Shares	(502)	(1,799)
Admiral Shares	(2,946)	(10,522)
Total Distributions	(3,448)	(12,321)
Capital Share Transactions
Investor Shares	503	(48)
Admiral Shares	(8,247)	12,787
Net Increase (Decrease) from Capital Share Transactions	(7,744)	12,739
Total Increase (Decrease)	3,342	(51,601)
Net Assets
Beginning of Period	527,383	578,984
End of Period	530,725	527,383
See accompanying Notes, which are an integral part of the Financial Statements.
23

Global Wellesley Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,				October 18, 2017[1] to August 31, 2018
		2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.82	$22.22	$20.42	$20.16	$19.87	$20.00
Investment Operations
Net Investment Income[2]	.253	.474	.446	.453	.513	.443
Net Realized and Unrealized Gain (Loss) on Investments	.341	(2.430)	1.747	.263	.529	(.269)
Total from Investment Operations	.594	(1.956)	2.193	.716	1.042	.174
Distributions
Dividends from Net Investment Income	(.124)	(.444)	(.393)	(.456)	(.473)	(.304)
Distributions from Realized Capital Gains	—	—	—	—	(.279)	—
Total Distributions	(.124)	(.444)	(.393)	(.456)	(.752)	(.304)
Net Asset Value, End of Period	$20.29	$19.82	$22.22	$20.42	$20.16	$19.87
Total Return[3]	3.01%	-8.94%	10.83%	3.66%	5.50%	0.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$84	$81	$91	$81	$85	$93
Ratio of Total Expenses to Average Net Assets[4]	0.45%[5]	0.42%[5]	0.41%	0.41%	0.42%	0.43%[5,6]
Ratio of Net Investment Income to Average Net Assets	2.58%	2.23%	2.09%	2.27%	2.63%	2.68%[6]
Portfolio Turnover Rate	85%[7]	119%[7]	99%[7]	72%[7]	90%	39%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 18, 2017, to November 1, 2017, during which time all assets were held in cash. Performance measurement began November 2, 2017, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.00%, (0.01%), (0.01%), and (0.01%). Performance-based investment advisory fees did not apply before fiscal year 2019.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.45%, 0.42%, and 0.42%, respectively.
6	Annualized.
7	Includes 23%, 27%, 33%, and 1%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Global Wellesley Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,				October 18, 2017[1] to August 31, 2018
		2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.78	$27.78	$25.53	$25.20	$24.84	$25.00
Investment Operations
Net Investment Income[2]	.332	.627	.594	.592	.666	.577
Net Realized and Unrealized Gain (Loss) on Investments	.418	(3.035)	2.178	.334	.658	(.341)
Total from Investment Operations	.750	(2.408)	2.772	.926	1.324	.236
Distributions
Dividends from Net Investment Income	(.170)	(.592)	(.522)	(.596)	(.616)	(.396)
Distributions from Realized Capital Gains	—	—	—	—	(.348)	—
Total Distributions	(.170)	(.592)	(.522)	(.596)	(.964)	(.396)
Net Asset Value, End of Period	$25.36	$24.78	$27.78	$25.53	$25.20	$24.84
Total Return[3]	3.05%	-8.81%	10.96%	3.79%	5.60%	0.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$447	$446	$488	$389	$379	$408
Ratio of Total Expenses to Average Net Assets[4]	0.32%[5]	0.29%[5]	0.28%	0.31%	0.32%	0.33%[5,6]
Ratio of Net Investment Income to Average Net Assets	2.71%	2.36%	2.22%	2.37%	2.73%	2.78%[6]
Portfolio Turnover Rate	85%[7]	119%[7]	99%[7]	72%[7]	90%	39%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was October 18, 2017, to November 1, 2017, during which time all assets were held in cash. Performance measurement began November 2, 2017, the first business day after the subscription period, at a net asset value of $25.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.00%, (0.01%), (0.01%), and (0.01%). Performance-based investment advisory fees did not apply before fiscal year 2019.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.32%, 0.29%, and 0.32%, respectively.
6	Annualized.
7	Includes 23%, 27%, 33%, and 1%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
25

Global Wellesley Income Fund
Notes to Financial Statements
Vanguard Global Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
26

Global Wellesley Income Fund
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
27

Global Wellesley Income Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented 8% and 10% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 28, 2023, the fund’s average investment in forward currency contracts represented 19% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
28

Global Wellesley Income Fund
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
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Global Wellesley Income Fund
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the Global Wellesley Income Composite Index, comprising the FTSE Developed High Divided Yield Index (net of tax) and the Bloomberg Fixed Income Composite Index for the preceding three years. For the six months ended February 28, 2023, the investment advisory fee represented an effective annual basic rate of 0.12% of the fund’s average net assets, before a net increase of $48,000 (0.02%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $19,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
30

Global Wellesley Income Fund
D.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	97,146	—	—	97,146
Common Stocks—Other	—	101,699	—	101,699
U.S. Government and Agency Obligations	—	64,412	—	64,412
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,723	—	6,723
Corporate Bonds	—	206,793	—	206,793
Sovereign Bonds	—	27,484	—	27,484
Taxable Municipal Bonds	—	6,223	—	6,223
Temporary Cash Investments	33,137	—	—	33,137
Total	130,283	413,334	—	543,617

Derivative Financial Instruments
Assets
Futures Contracts[1]	342	—	—	342
Forward Currency Contracts	—	659	—	659
Total	342	659	—	1,001
Liabilities
Futures Contracts[1]	722	—	—	722
Forward Currency Contracts	—	60	—	60
Total	722	60	—	782
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Global Wellesley Income Fund
F.  At February 28, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	342	—	342
Unrealized Appreciation—Forward Currency Contracts	—	659	659
Total Assets	342	659	1,001

Unrealized Depreciation—Futures Contracts[1]	722	—	722
Unrealized Depreciation—Forward Currency Contracts	—	60	60
Total Liabilities	722	60	782
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	1,956	—	1,956
Forward Currency Contracts	—	(3,137)	(3,137)
Realized Net Gain (Loss) on Derivatives	1,956	(3,137)	(1,181)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(288)	—	(288)
Forward Currency Contracts	—	696	696
Change in Unrealized Appreciation (Depreciation) on Derivatives	(288)	696	408
G.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	541,040
Gross Unrealized Appreciation	39,023
Gross Unrealized Depreciation	(36,227)
Net Unrealized Appreciation (Depreciation)	2,796
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $345,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
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Global Wellesley Income Fund
H.  During the six months ended February 28, 2023, the fund purchased $143,967,000 of investment securities and sold $140,756,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $283,637,000 and $295,719,000, respectively.
I.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	11,744	583	32,516	1,511
Issued in Lieu of Cash Distributions	431	22	1,541	72
Redeemed	(11,672)	(583)	(34,105)	(1,597)
Net Increase (Decrease)—Investor Shares	503	22	(48)	(14)
Admiral Shares
Issued	48,973	1,948	142,004	5,302
Issued in Lieu of Cash Distributions	2,332	95	8,418	315
Redeemed	(59,552)	(2,413)	(137,635)	(5,166)
Net Increase (Decrease)—Admiral Shares	(8,247)	(370)	12,787	451
J.  Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
33

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global Wellesley Income Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For the advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services provided to the fund since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. For the equity portion of the fund, Wellington Management focuses on global companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. The advisor primarily invests the fixed income portion of the fund in government and mortgage securities in addition to high-quality corporate bonds. The fund’s bond portion will maintain an intermediate-term duration.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of Wellington Management, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
34

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
35

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q14962 042023

Semiannual Report  |  February 28, 2023
Vanguard ESG U.S. Stock ETF

Contents
AboutYour Fund's Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
ESG U.S. Stock ETF	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,008.20	$0.45
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.35	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.09%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

ESG U.S. Stock ETF
Fund Allocation
As of February 28, 2023
Basic Materials	2.0%
Consumer Discretionary	16.2
Consumer Staples	5.8
Energy	0.3
Financials	12.1
Health Care	15.1
Industrials	11.3
Real Estate	3.9
Technology	29.8
Telecommunications	2.9
Utilities	0.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

ESG U.S. Stock ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (2.0%)
	Linde plc	92,286	32,150
	Air Products and Chemicals Inc.	41,324	11,818
	Nucor Corp.	47,788	8,002
	Newmont Corp.	148,449	6,474
	Albemarle Corp.	21,872	5,562
	Fastenal Co.	107,430	5,539
	LyondellBasell Industries NV Class A	47,983	4,606
	International Flavors & Fragrances Inc.	47,588	4,435
	Steel Dynamics Inc.	31,076	3,919
	Mosaic Co.	63,458	3,375
	CF Industries Holdings Inc.	36,515	3,136
	FMC Corp.	23,499	3,035
	Avery Dennison Corp.	15,199	2,769
	Reliance Steel & Aluminum Co.	10,903	2,702
	International Paper Co.	66,226	2,410
	Royal Gold Inc.	12,298	1,461
	United States Steel Corp.	43,238	1,324
	Valvoline Inc.	32,984	1,161
*	Univar Solutions Inc.	29,932	1,040
	Huntsman Corp.	34,064	1,000
	Ashland Inc.	9,457	963
	UFP Industries Inc.	11,116	951
	Element Solutions Inc.	42,146	866
	Cabot Corp.	10,303	819
	Balchem Corp.	5,893	766
	Avient Corp.	17,070	745
	Westlake Corp.	6,156	733
*	Livent Corp.	29,946	702
	Scotts Miracle-Gro Co.	7,456	615
*	MP Materials Corp.	16,990	595
	Sensient Technologies Corp.	7,820	590
*	Ingevity Corp.	6,963	575
	Hecla Mining Co.	103,278	532
	Boise Cascade Co.	7,341	507
	Innospec Inc.	4,560	499
		Shares	Market Value• ($000)
*	Arconic Corp.	18,811	497
	Quaker Chemical Corp.	2,466	483
	Stepan Co.	3,977	414
	NewMarket Corp.	1,114	383
*	Constellium SE Class A	23,500	376
	Minerals Technologies Inc.	6,066	369
	Tronox Holdings plc	21,815	340
	Sylvamo Corp.	6,597	325
	Orion Engineered Carbons SA	11,041	282
	Compass Minerals International Inc.	6,228	240
	Kaiser Aluminum Corp.	2,930	232
*	Piedmont Lithium Inc.	3,123	203
*	Coeur Mining Inc.	51,619	161
*	Century Aluminum Co.	9,132	110
*,1	Amyris Inc.	37,100	46
			120,837
Consumer Discretionary (16.1%)
*	Amazon.com Inc.	1,660,466	156,466
*	Tesla Inc.	482,778	99,312
	Home Depot Inc.	193,061	57,250
	Costco Wholesale Corp.	82,734	40,058
	McDonald's Corp.	138,032	36,428
*	Walt Disney Co.	340,396	33,907
	NIKE Inc. Class B	228,869	27,187
*	Netflix Inc.	81,769	26,340
	Lowe's Cos. Inc.	116,031	23,873
	Starbucks Corp.	214,259	21,874
*	Booking Holdings Inc.	7,228	18,243
	TJX Cos. Inc.	216,812	16,608
	Target Corp.	86,531	14,580
*	Uber Technologies Inc.	358,524	11,924
	Activision Blizzard Inc.	145,008	11,057
*	MercadoLibre Inc.	8,683	10,593
	Estee Lauder Cos. Inc. Class A	42,906	10,428
*	O'Reilly Automotive Inc.	11,544	9,583
	Dollar General Corp.	42,127	9,112
	Ford Motor Co.	736,211	8,886
*	AutoZone Inc.	3,504	8,713
*	Airbnb Inc. Class A	70,092	8,641
4

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Marriott International Inc. Class A	49,603	8,395
*	Chipotle Mexican Grill Inc. Class A	5,236	7,807
	Hilton Worldwide Holdings Inc.	49,711	7,184
	Ross Stores Inc.	63,693	7,041
*	Warner Bros Discovery Inc.	440,295	6,877
	Yum! Brands Inc.	52,625	6,692
*	Lululemon Athletica Inc.	20,824	6,439
*	Aptiv plc	50,445	5,866
*	Dollar Tree Inc.	39,672	5,764
	Electronic Arts Inc.	51,680	5,733
*	Copart Inc.	79,549	5,605
*	Ulta Beauty Inc.	9,376	4,864
	Tractor Supply Co.	20,594	4,804
	Lennar Corp. Class A	49,039	4,744
	eBay Inc.	101,347	4,652
	Genuine Parts Co.	25,931	4,586
*	Trade Desk Inc. Class A	81,624	4,568
	Omnicom Group Inc.	38,028	3,444
*	Take-Two Interactive Software Inc.	30,482	3,339
	Best Buy Co. Inc.	37,526	3,119
*	Expedia Group Inc.	28,204	3,073
*	Spotify Technology SA	26,159	3,042
*	Coupang Inc. Class A	187,413	2,907
*	Royal Caribbean Cruises Ltd.	41,083	2,902
*	Etsy Inc.	23,370	2,837
	Garmin Ltd.	28,741	2,820
*	NVR Inc.	540	2,794
*	Liberty Media Corp.-Liberty Formula One Class C	39,700	2,694
	LKQ Corp.	46,650	2,673
*	Burlington Stores Inc.	12,338	2,643
	Interpublic Group of Cos. Inc.	72,468	2,576
	Pool Corp.	7,072	2,524
*	ROBLOX Corp. Class A	67,783	2,484
	Fox Corp. Class A	67,474	2,363
	PulteGroup Inc.	42,342	2,315
[1]	Paramount Global Class B	107,675	2,306
	BorgWarner Inc.	43,596	2,192
*	Live Nation Entertainment Inc.	29,174	2,102
*	Five Below Inc.	10,171	2,078
*	Deckers Outdoor Corp.	4,960	2,065
*	CarMax Inc.	29,437	2,032
	Tapestry Inc.	45,144	1,964
*	Carnival Corp.	182,236	1,935
	Domino's Pizza Inc.	6,577	1,934
	Service Corp. International	27,909	1,885
*	Rivian Automotive Inc. Class A	97,159	1,875
		Shares	Market Value• ($000)
*	BJ's Wholesale Club Holdings Inc.	25,010	1,796
*	Floor & Decor Holdings Inc. Class A	19,269	1,769
*	Grab Holdings Ltd. Class A	546,218	1,753
	Bath & Body Works Inc.	42,746	1,747
	Vail Resorts Inc.	7,461	1,742
	Advance Auto Parts Inc.	11,233	1,628
	VF Corp.	65,126	1,616
	News Corp. Class A	93,254	1,599
	Aramark	43,176	1,589
	Lear Corp.	11,048	1,543
	Williams-Sonoma Inc.	12,338	1,541
	Rollins Inc.	43,279	1,523
	Autoliv Inc.	16,303	1,509
*	Crocs Inc.	11,272	1,372
	Whirlpool Corp.	9,906	1,367
	Hasbro Inc.	24,515	1,349
	Tempur Sealy International Inc.	31,408	1,342
	Lithia Motors Inc. Class A	5,106	1,303
	Nexstar Media Group Inc. Class A	6,813	1,267
*	Planet Fitness Inc. Class A	15,594	1,264
	Gentex Corp.	43,874	1,253
	Wyndham Hotels & Resorts Inc.	16,207	1,248
*	SiteOne Landscape Supply Inc.	8,311	1,233
	Harley-Davidson Inc.	25,087	1,193
	Toll Brothers Inc.	19,773	1,185
	New York Times Co. Class A	30,394	1,170
*	Capri Holdings Ltd.	23,478	1,164
*	Norwegian Cruise Line Holdings Ltd.	78,196	1,159
*	Delta Air Lines Inc.	30,023	1,151
*	Skechers USA Inc. Class A	24,912	1,109
	Marriott Vacations Worldwide Corp.	7,046	1,078
	H&R Block Inc.	29,003	1,067
*	RH	3,554	1,063
*	Avis Budget Group Inc.	4,775	1,049
	Newell Brands Inc.	70,490	1,035
	Macy's Inc.	50,347	1,030
*	Hyatt Hotels Corp. Class A	8,839	1,027
*	IAA Inc.	25,071	1,026
*	Liberty Media Corp.-Liberty SiriusXM Class A	31,380	1,016
	Murphy USA Inc.	3,917	999
	PVH Corp.	12,127	973
*,1	GameStop Corp. Class A	49,949	961
	Wingstop Inc.	5,510	939
	Southwest Airlines Co.	27,747	932
*	Asbury Automotive Group Inc.	4,079	926

5

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Fox Factory Holding Corp.	7,844	922
*,1	Lucid Group Inc.	99,139	905
	Ralph Lauren Corp. Class A	7,597	898
	Thor Industries Inc.	9,686	881
*	AutoNation Inc.	6,332	864
	Leggett & Platt Inc.	24,840	857
*	Visteon Corp.	5,128	857
*	Bright Horizons Family Solutions Inc.	10,711	844
	U-Haul Holding Co.	14,816	824
*	United Airlines Holdings Inc.	15,417	801
*	Hilton Grand Vacations Inc.	15,933	761
*	Adient plc	17,592	752
*	Coty Inc. Class A	65,973	745
*	Meritage Homes Corp.	6,808	744
*	Peloton Interactive Inc. Class A	57,423	742
	TEGNA Inc.	41,363	720
	Choice Hotels International Inc.	5,986	708
	Wendy's Co.	31,816	699
	Penske Automotive Group Inc.	4,843	698
*	Taylor Morrison Home Corp. Class A	19,419	696
*,1	AMC Entertainment Holdings Inc. Class A	96,510	689
	Madison Square Garden Sports Corp.	3,602	688
*	Skyline Champion Corp.	9,949	681
*	Ollie's Bargain Outlet Holdings Inc.	11,680	672
	World Wrestling Entertainment Inc. Class A	7,971	670
	Foot Locker Inc.	15,048	658
*	Grand Canyon Education Inc.	5,684	644
	Travel + Leisure Co.	14,938	627
*	YETI Holdings Inc.	16,049	626
	Signet Jewelers Ltd.	8,552	612
	Kohl's Corp.	21,760	610
*	Topgolf Callaway Brands Corp.	26,171	607
*	Victoria's Secret & Co.	15,157	601
*	Wayfair Inc. Class A	14,737	597
*	Lyft Inc. Class A	59,432	594
*	Goodyear Tire & Rubber Co.	51,551	586
	Columbia Sportswear Co.	6,706	585
[1]	Sirius XM Holdings Inc.	130,245	572
	Group 1 Automotive Inc.	2,535	560
*	National Vision Holdings Inc.	14,641	547
	Kontoor Brands Inc.	10,288	537
	Carter's Inc.	7,010	528
		Shares	Market Value• ($000)
	Steven Madden Ltd.	14,367	522
	LCI Industries	4,617	521
	Papa John's International Inc.	6,109	513
	KB Home	14,353	506
*	Helen of Troy Ltd.	4,398	496
*	American Airlines Group Inc.	30,062	480
*	SeaWorld Entertainment Inc.	7,374	476
	Gap Inc.	36,424	474
*	Cavco Industries Inc.	1,632	465
*	Sonos Inc.	23,785	462
*	Dorman Products Inc.	4,913	457
*,1	QuantumScape Corp. Class A	47,640	456
	Fox Corp. Class B	13,912	449
	Cracker Barrel Old Country Store Inc.	4,091	446
*	Tri Pointe Homes Inc.	18,606	444
	Rush Enterprises Inc. Class A	7,685	436
*	Frontdoor Inc.	15,296	432
*	Boot Barn Holdings Inc.	5,396	418
*,1	Luminar Technologies Inc. Class A	46,418	415
*	TripAdvisor Inc.	19,033	411
	American Eagle Outfitters Inc.	28,176	405
	Nordstrom Inc.	20,668	403
*	LGI Homes Inc.	3,821	399
	Graham Holdings Co. Class B	635	398
	Inter Parfums Inc.	3,295	397
	MDC Holdings Inc.	10,598	392
*	Gentherm Inc.	6,142	390
*	Duolingo Inc. Class A	4,300	390
*	Shake Shack Inc. Class A	6,841	382
	Dana Inc.	23,867	378
*	Leslie's Inc.	29,928	377
*	Under Armour Inc. Class C	42,238	372
*	Liberty Media Corp.-Liberty SiriusXM Class C	11,494	370
*	Chegg Inc.	23,246	369
	Hanesbrands Inc.	64,666	367
*	Six Flags Entertainment Corp.	13,849	366
	Strategic Education Inc.	4,161	355
	John Wiley & Sons Inc. Class A	7,936	353
	Winnebago Industries Inc.	5,524	351
	MillerKnoll Inc.	14,018	335
	Oxford Industries Inc.	2,841	334
*	ODP Corp.	7,306	331
*	Adtalem Global Education Inc.	8,368	327

6

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Driven Brands Holdings Inc.	11,600	324
	PriceSmart Inc.	4,579	319
*	Urban Outfitters Inc.	11,827	319
	Century Communities Inc.	5,200	311
*	Sally Beauty Holdings Inc.	19,344	311
	Jack in the Box Inc.	3,957	310
*	Brinker International Inc.	8,100	308
*	Under Armour Inc. Class A	30,861	306
*	Sabre Corp.	60,230	305
*	Farfetch Ltd. Class A	58,758	301
	Laureate Education Inc.	24,800	294
	Acushnet Holdings Corp.	6,065	293
	Monro Inc.	5,761	291
*	Madison Square Garden Entertainment Corp.	4,800	291
*	Central Garden & Pet Co. Class A	7,502	288
*	KAR Auction Services Inc.	19,969	285
*	Cinemark Holdings Inc.	20,200	275
*	Alaska Air Group Inc.	5,733	274
*	Abercrombie & Fitch Co. Class A	8,906	262
	La-Z-Boy Inc.	8,038	260
	Scholastic Corp.	5,551	253
	Dillard's Inc. Class A	700	249
	Upbound Group Inc.	9,048	243
*,1	Fisker Inc. Class A	32,698	243
	HNI Corp.	7,653	239
*	Coursera Inc.	21,200	239
	Wolverine World Wide Inc.	14,180	238
*	Liberty Media Corp.-Liberty Braves Class C	7,061	236
*	PROG Holdings Inc.	9,206	228
	Buckle Inc.	5,569	227
*	Lions Gate Entertainment Corp. Class B	22,572	225
*	Figs Inc. Class A	24,212	223
	Matthews International Corp. Class A	5,638	215
	Dine Brands Global Inc.	2,764	212
*	iRobot Corp.	4,968	204
*	American Axle & Manufacturing Holdings Inc.	20,365	179
	Gray Television Inc.	14,975	175
	Krispy Kreme Inc.	13,000	169
*	iHeartMedia Inc. Class A	22,306	162
*	Playtika Holding Corp.	16,818	161
*,1	Carvana Co. Class A	16,933	159
*	Petco Health & Wellness Co. Inc. Class A	15,400	159
*	Sleep Number Corp.	3,929	157
*	IMAX Corp.	8,488	157
*	Overstock.com Inc.	7,877	153
*	Mister Car Wash Inc.	15,000	138
		Shares	Market Value• ($000)
*	Qurate Retail Inc. Class A	62,576	132
*	EW Scripps Co. Class A	10,470	132
*	2U Inc.	14,600	131
*	G-III Apparel Group Ltd.	7,885	131
*	JetBlue Airways Corp.	15,321	127
	Steelcase Inc. Class A	16,101	127
*	AMC Networks Inc. Class A	5,600	125
	Guess? Inc.	5,738	121
	Sinclair Broadcast Group Inc. Class A	7,300	119
	U-Haul Holding Co.	1,773	114
*	Lions Gate Entertainment Corp. Class A	9,196	98
	Spirit Airlines Inc.	5,056	93
*	Allegiant Travel Co.	883	91
*	Liberty Media Corp.-Liberty Formula One Class A	1,373	83
	Big Lots Inc.	5,168	74
*	Liberty Media Corp.-Liberty Braves Class A	1,835	63
*	SkyWest Inc.	2,329	44
*	Cardlytics Inc.	5,485	30
			953,440
Consumer Staples (5.7%)
	Procter & Gamble Co.	441,000	60,664
	PepsiCo Inc.	258,292	44,821
	Coca-Cola Co.	729,378	43,405
	CVS Health Corp.	244,904	20,459
	Mondelez International Inc. Class A	254,659	16,599
	Colgate-Palmolive Co.	154,616	11,333
	McKesson Corp.	26,466	9,258
	General Mills Inc.	111,190	8,841
	Corteva Inc.	133,566	8,320
	Archer-Daniels-Midland Co.	102,095	8,127
	Kimberly-Clark Corp.	62,887	7,864
	Sysco Corp.	94,865	7,074
*	Monster Beverage Corp.	68,357	6,956
	Hershey Co.	27,273	6,500
	Keurig Dr Pepper Inc.	160,106	5,532
	Kroger Co.	122,426	5,281
	Kraft Heinz Co.	130,447	5,080
	Walgreens Boots Alliance Inc.	133,814	4,754
	AmerisourceBergen Corp.	29,006	4,512
	Church & Dwight Co. Inc.	45,312	3,796
	Clorox Co.	23,021	3,578
	McCormick & Co. Inc. (Non-Voting)	46,797	3,478
	Conagra Brands Inc.	87,963	3,203
	Tyson Foods Inc. Class A	53,263	3,155
	Kellogg Co.	47,582	3,138
	J M Smucker Co.	19,188	2,838

7

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Lamb Weston Holdings Inc.	26,944	2,712
	Bunge Ltd.	25,838	2,468
	Hormel Foods Corp.	53,511	2,375
	Coca-Cola Europacific Partners plc	37,674	2,072
	Campbell Soup Co.	36,101	1,896
*	Darling Ingredients Inc.	29,854	1,889
*	US Foods Holding Corp.	37,702	1,415
	Ingredion Inc.	12,286	1,221
	Flowers Foods Inc.	34,977	975
*	Celsius Holdings Inc.	10,313	936
*	Post Holdings Inc.	10,183	916
*	BellRing Brands Inc.	24,394	753
	Lancaster Colony Corp.	3,675	706
*	Simply Good Foods Co.	16,492	631
	Albertsons Cos. Inc. Class A	31,663	629
*	Hostess Brands Inc. Class A	24,813	613
*	Sprouts Farmers Market Inc.	19,705	597
*	Freshpet Inc.	8,454	526
*	Nomad Foods Ltd.	26,035	467
	Coca-Cola Consolidated Inc.	832	463
	Spectrum Brands Holdings Inc.	7,213	462
*	TreeHouse Foods Inc.	9,475	462
	Energizer Holdings Inc.	12,495	453
*	Grocery Outlet Holding Corp.	16,549	448
*	United Natural Foods Inc.	10,712	436
	WD-40 Co.	2,469	428
	Edgewell Personal Care Co.	9,563	408
	J & J Snack Foods Corp.	2,824	399
	Cal-Maine Foods Inc.	6,979	396
	Nu Skin Enterprises Inc. Class A	9,151	365
*	Herbalife Nutrition Ltd.	17,853	345
*	Hain Celestial Group Inc.	16,590	296
	Reynolds Consumer Products Inc.	10,200	280
	Weis Markets Inc.	3,028	231
*	Beauty Health Co.	17,836	225
	Medifast Inc.	1,965	220
*	National Beverage Corp.	4,386	205
*,1	Beyond Meat Inc.	11,012	196
	Fresh Del Monte Produce Inc.	5,491	172
	B&G Foods Inc.	13,155	167
*	USANA Health Sciences Inc.	2,122	129
*	Olaplex Holdings Inc.	23,100	114
		Shares	Market Value• ($000)
	Calavo Growers Inc.	3,148	102
	ACCO Brands Corp.	17,286	98
			339,863
Energy (0.3%)
*	Enphase Energy Inc.	24,408	5,138
*	First Solar Inc.	19,835	3,355
*	SolarEdge Technologies Inc.	10,291	3,272
*,1	Plug Power Inc.	96,825	1,440
	Arcosa Inc.	8,977	544
*,1	ChargePoint Holdings Inc.	47,033	534
*	Array Technologies Inc.	27,739	520
*	Ameresco Inc. Class A	5,806	255
*	FuelCell Energy Inc.	75,690	253
*	SunPower Corp.	14,971	225
*	Stem Inc.	26,806	219
			15,755
Financials (12.1%)
	JPMorgan Chase & Co.	544,870	78,107
	Bank of America Corp.	1,312,033	45,003
	Morgan Stanley	230,326	22,226
	Charles Schwab Corp.	283,944	22,125
	Goldman Sachs Group Inc.	61,302	21,557
	S&P Global Inc.	60,871	20,769
	BlackRock Inc.	28,061	19,346
	Citigroup Inc.	361,589	18,329
	Chubb Ltd.	77,581	16,371
	Progressive Corp.	109,069	15,654
	Marsh & McLennan Cos. Inc.	92,523	15,002
	CME Group Inc.	66,965	12,413
	US Bancorp	250,624	11,962
	Blackstone Inc.	130,804	11,877
	PNC Financial Services Group Inc.	75,199	11,875
	Truist Financial Corp.	248,350	11,660
	Aon plc Class A	38,232	11,624
	Intercontinental Exchange Inc.	103,043	10,490
	MetLife Inc.	123,340	8,847
	Moody's Corp.	29,838	8,657
	American International Group Inc.	138,745	8,479
	Travelers Cos. Inc.	43,656	8,082
	Aflac Inc.	115,037	7,840
	MSCI Inc. Class A	14,546	7,595
	Arthur J Gallagher & Co.	38,865	7,281
	Bank of New York Mellon Corp.	137,043	6,973
	Prudential Financial Inc.	68,790	6,879
	Ameriprise Financial Inc.	19,807	6,791
	Apollo Global Management Inc.	90,227	6,397
	Allstate Corp.	49,367	6,357
	State Street Corp.	68,499	6,074

8

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	KKR & Co. Inc.	106,811	6,019
	Discover Financial Services	50,949	5,706
	M&T Bank Corp.	32,091	4,983
	Willis Towers Watson plc	20,097	4,710
	Hartford Financial Services Group Inc.	59,251	4,638
*	Arch Capital Group Ltd.	66,163	4,631
	Fifth Third Bancorp	127,258	4,619
	T. Rowe Price Group Inc.	41,126	4,618
	First Republic Bank	33,966	4,178
	Huntington Bancshares Inc.	267,956	4,105
	Regions Financial Corp.	174,523	4,070
	Principal Financial Group Inc.	45,182	4,046
	Raymond James Financial Inc.	36,318	3,939
	Citizens Financial Group Inc.	91,147	3,806
	LPL Financial Holdings Inc.	14,822	3,699
	Northern Trust Corp.	38,331	3,652
	Nasdaq Inc.	64,164	3,597
	Cincinnati Financial Corp.	28,634	3,456
*	Markel Corp.	2,494	3,317
	KeyCorp	173,494	3,173
*	SVB Financial Group	10,916	3,145
	Broadridge Financial Solutions Inc.	21,798	3,069
	FactSet Research Systems Inc.	7,049	2,922
	Everest Re Group Ltd.	7,246	2,782
	W R Berkley Corp.	38,396	2,541
	Cboe Global Markets Inc.	19,813	2,500
	Brown & Brown Inc.	44,179	2,477
	First Horizon Corp.	98,645	2,443
	MarketAxess Holdings Inc.	6,958	2,376
	Ares Management Corp. Class A	28,675	2,312
	Equitable Holdings Inc.	68,695	2,158
	Globe Life Inc.	16,695	2,032
	East West Bancorp Inc.	26,401	2,012
*	Coinbase Global Inc. Class A	29,795	1,932
	Fidelity National Financial Inc.	48,433	1,931
	Reinsurance Group of America Inc.	12,500	1,806
	Annaly Capital Management Inc.	87,090	1,801
	RenaissanceRe Holdings Ltd.	7,984	1,716
	Webster Financial Corp.	32,228	1,712
	Comerica Inc.	24,367	1,708
	American Financial Group Inc.	12,619	1,692
	Ally Financial Inc.	55,643	1,672
	Unum Group	36,976	1,647
		Shares	Market Value• ($000)
	Credicorp Ltd.	12,704	1,619
	Franklin Resources Inc.	53,163	1,567
	First Citizens BancShares Inc. Class A	2,039	1,496
	Interactive Brokers Group Inc. Class A	17,342	1,493
	Western Alliance Bancorp	19,737	1,465
	Cullen/Frost Bankers Inc.	10,871	1,433
	Tradeweb Markets Inc. Class A	20,144	1,428
	Commerce Bancshares Inc.	21,096	1,396
	Zions Bancorp NA	27,460	1,390
	Old Republic International Corp.	52,118	1,374
	Voya Financial Inc.	18,141	1,351
	Signature Bank	11,549	1,329
	Primerica Inc.	6,891	1,323
	Stifel Financial Corp.	19,324	1,291
	Kinsale Capital Group Inc.	4,047	1,290
	Assurant Inc.	9,969	1,270
	Invesco Ltd.	69,464	1,227
	Prosperity Bancshares Inc.	16,270	1,196
	AGNC Investment Corp.	106,610	1,159
	SEI Investments Co.	19,175	1,155
	Selective Insurance Group Inc.	11,069	1,124
	Synovus Financial Corp.	26,840	1,122
	SouthState Corp.	13,891	1,121
	Affiliated Managers Group Inc.	6,995	1,115
	New York Community Bancorp Inc.	124,633	1,107
	First American Financial Corp.	18,815	1,068
*	Robinhood Markets Inc. Class A	104,566	1,053
	Pinnacle Financial Partners Inc.	14,049	1,041
	Starwood Property Trust Inc.	54,307	1,041
	Wintrust Financial Corp.	11,135	1,026
	Lincoln National Corp.	31,721	1,006
	RLI Corp.	7,288	1,005
*,1	SoFi Technologies Inc.	151,037	997
	United Bankshares Inc.	24,110	983
	Glacier Bancorp Inc.	20,552	974
	Bank OZK	20,856	960
	Old National Bancorp	54,137	957
	Popular Inc.	13,253	946
	FNB Corp.	65,495	935
	OneMain Holdings Inc.	21,424	923
	Valley National Bancorp	79,622	922
	Hanover Insurance Group Inc.	6,597	920
	Cadence Bank	33,782	897
	Evercore Inc. Class A	6,814	894

9

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Houlihan Lokey Inc. Class A	9,336	893
	First Financial Bankshares Inc.	24,141	885
	Axis Capital Holdings Ltd.	14,461	878
	Home BancShares Inc.	34,898	841
	Essent Group Ltd.	19,537	839
	Hancock Whitney Corp.	15,984	785
	MGIC Investment Corp.	54,856	755
*	Brighthouse Financial Inc.	12,832	742
	UMB Financial Corp.	8,135	738
*	XP Inc. Class A	59,311	737
	Kemper Corp.	11,925	735
	Rithm Capital Corp.	80,300	731
	Umpqua Holdings Corp.	40,332	712
	Janus Henderson Group plc	25,534	701
	ServisFirst Bancshares Inc.	9,166	678
	Independent Bank Corp.	8,486	676
	Assured Guaranty Ltd.	10,769	672
	SLM Corp.	46,644	671
	Blackstone Mortgage Trust Inc. Class A	31,431	665
	First Hawaiian Inc.	23,968	656
	United Community Banks Inc.	19,719	653
	White Mountains Insurance Group Ltd.	450	650
	Associated Banc-Corp	27,829	644
	Radian Group Inc.	29,378	627
	Jackson Financial Inc. Class A	13,806	627
*	Texas Capital Bancshares Inc.	9,262	613
	PacWest Bancorp	21,811	605
	Community Bank System Inc.	9,868	602
*	Mr Cooper Group Inc.	12,865	597
	CVB Financial Corp.	24,619	589
	Ameris Bancorp	12,278	588
	First Interstate BancSystem Inc. Class A	16,500	586
	Lazard Ltd. Class A	15,482	578
	Cathay General Bancorp	13,370	574
	WSFS Financial Corp.	11,399	569
	Pacific Premier Bancorp Inc.	17,516	568
*	Genworth Financial Inc. Class A	90,845	566
	BOK Financial Corp.	5,358	561
	American Equity Investment Life Holding Co.	13,318	555
	Bank of Hawaii Corp.	7,395	554
*	Focus Financial Partners Inc. Class A	10,686	554
	CNO Financial Group Inc.	21,286	545
		Shares	Market Value• ($000)
*	Credit Acceptance Corp.	1,200	533
	Fulton Financial Corp.	30,409	523
*	Enstar Group Ltd.	2,137	523
	Atlantic Union Bankshares Corp.	13,971	523
	Hamilton Lane Inc. Class A	6,668	519
	BankUnited Inc.	14,535	515
*	Axos Financial Inc.	10,745	509
	Simmons First National Corp. Class A	22,751	506
	Moelis & Co. Class A	11,754	503
	Walker & Dunlop Inc.	5,699	497
	First Bancorp	33,938	492
	International Bancshares Corp.	9,957	483
	Piper Sandler Cos.	3,178	480
	Arbor Realty Trust Inc.	30,781	464
	Eastern Bankshares Inc.	29,017	455
	Columbia Banking System Inc.	14,683	437
	First Merchants Corp.	10,668	437
	First Financial Bancorp	17,498	431
*	Trupanion Inc.	7,231	429
	Washington Federal Inc.	12,008	421
	Banner Corp.	6,346	400
	Independent Bank Group Inc.	6,609	389
	Heartland Financial USA Inc.	7,735	382
	WesBanco Inc.	10,526	381
	Towne Bank	12,532	380
	Artisan Partners Asset Management Inc. Class A	11,217	370
	Renasant Corp.	10,222	368
	Navient Corp.	19,772	357
*	NMI Holdings Inc. Class A	15,190	355
	Cohen & Steers Inc.	4,721	342
	Bank of NT Butterfield & Son Ltd.	9,305	336
	BancFirst Corp.	3,686	333
	Trustmark Corp.	11,129	327
	Virtu Financial Inc. Class A	17,747	326
	Provident Financial Services Inc.	13,730	321
	NBT Bancorp Inc.	7,635	310
	Stock Yards Bancorp Inc.	5,292	310
*	PRA Group Inc.	7,236	308
	Hilltop Holdings Inc.	9,170	304
	Northwest Bancshares Inc.	21,565	298
	PennyMac Financial Services Inc.	4,897	296
	Chimera Investment Corp.	43,927	285
	BGC Partners Inc. Class A	58,309	283
	Hope Bancorp Inc.	21,769	279
	First Commonwealth Financial Corp.	17,429	279

10

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Horace Mann Educators Corp.	7,544	279
	S&T Bancorp Inc.	7,435	277
	Sandy Spring Bancorp Inc.	8,210	271
*	Palomar Holdings Inc.	4,500	270
	City Holding Co.	2,726	268
	Two Harbors Investment Corp.	16,175	268
	Westamerica Bancorp	4,758	262
	Eagle Bancorp Inc.	5,903	259
	Virtus Investment Partners Inc.	1,224	258
*	Triumph Financial Inc.	4,200	256
	Nelnet Inc. Class A	2,713	255
*	Avantax Inc.	8,824	252
*,1	Upstart Holdings Inc.	13,339	247
	Ladder Capital Corp. Class A	21,300	241
	Berkshire Hills Bancorp Inc.	8,085	235
	Employers Holdings Inc.	5,084	226
*	Encore Capital Group Inc.	4,375	226
	CNA Financial Corp.	5,034	220
	PennyMac Mortgage Investment Trust	16,744	218
*,1	Freedom Holding Corp.	3,000	218
	Live Oak Bancshares Inc.	6,200	214
	Safety Insurance Group Inc.	2,608	210
	MFA Financial Inc.	19,023	204
	Capitol Federal Financial Inc.	24,023	202
	ProAssurance Corp.	9,985	199
	Brookline Bancorp Inc.	13,653	177
	Argo Group International Holdings Ltd.	5,738	167
	Redwood Trust Inc.	20,905	159
	1st Source Corp.	3,089	154
*,1	Marathon Digital Holdings Inc.	21,682	154
	Brightsphere Investment Group Inc.	6,093	153
	WisdomTree Inc.	24,328	145
*	Open Lending Corp. Class A	20,112	142
*	Lemonade Inc.	8,400	137
	TFS Financial Corp.	9,336	135
	ARMOUR Residential REIT Inc.	24,354	132
	Washington Trust Bancorp Inc.	3,131	132
*	Columbia Financial Inc.	6,104	129
	BrightSpire Capital Inc. Class A	17,242	127
	Community Trust Bancorp Inc.	2,820	121
*	SiriusPoint Ltd.	17,039	121
		Shares	Market Value• ($000)
	Kearny Financial Corp.	11,041	111
	iStar Inc.	12,900	99
*,1	Silvergate Capital Corp. Class A	5,741	80
	Republic Bancorp Inc. Class A	1,648	73
	F&G Annuities & Life Inc.	3,329	68
			714,124
Health Care (15.0%)
	UnitedHealth Group Inc.	174,759	83,175
	AbbVie Inc.	330,132	50,807
	Merck & Co. Inc.	472,633	50,213
	Eli Lilly & Co.	157,436	48,997
	Pfizer Inc.	1,055,842	42,835
	Thermo Fisher Scientific Inc.	73,129	39,618
	Abbott Laboratories	320,327	32,584
	Danaher Corp.	120,919	29,931
	Bristol-Myers Squibb Co.	397,847	27,436
	Amgen Inc.	99,781	23,115
	Elevance Health Inc.	45,004	21,137
	Medtronic plc	249,667	20,672
	Gilead Sciences Inc.	234,415	18,877
	Stryker Corp.	65,588	17,242
	Cigna Group	55,925	16,336
*	Intuitive Surgical Inc.	65,791	15,092
*	Regeneron Pharmaceuticals Inc.	19,346	14,711
	Zoetis Inc. Class A	87,992	14,695
*	Vertex Pharmaceuticals Inc.	47,772	13,868
*	Boston Scientific Corp.	266,498	12,451
	Becton Dickinson & Co.	53,058	12,445
	Humana Inc.	23,612	11,688
	HCA Healthcare Inc.	40,331	9,819
*	Edwards Lifesciences Corp.	115,318	9,276
*	Moderna Inc.	61,984	8,604
*	Dexcom Inc.	71,978	7,990
	Agilent Technologies Inc.	55,229	7,841
*	Centene Corp.	106,169	7,262
*	IDEXX Laboratories Inc.	15,300	7,241
*	Biogen Inc.	26,763	7,222
*	IQVIA Holdings Inc.	34,588	7,211
*	Illumina Inc.	29,360	5,848
	ResMed Inc.	26,941	5,738
	Zimmer Biomet Holdings Inc.	39,185	4,854
*	Seagen Inc.	25,372	4,559
*	Align Technology Inc.	14,669	4,540
*	Horizon Therapeutics plc	41,332	4,525
*	Alnylam Pharmaceuticals Inc.	22,964	4,396
	West Pharmaceutical Services Inc.	13,798	4,374

11

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Veeva Systems Inc. Class A	26,033	4,313
	Laboratory Corp. of America Holdings	16,517	3,953
	Baxter International Inc.	93,980	3,754
	Cardinal Health Inc.	48,959	3,707
*	Hologic Inc.	45,898	3,655
*	Insulet Corp.	12,824	3,544
	STERIS plc	18,675	3,511
*	BioMarin Pharmaceutical Inc.	34,422	3,428
*	ICON plc	15,064	3,399
	Cooper Cos. Inc.	9,043	2,957
	PerkinElmer Inc.	23,574	2,937
*	Molina Healthcare Inc.	10,663	2,936
	Quest Diagnostics Inc.	21,149	2,926
*	Avantor Inc.	113,877	2,775
*	Incyte Corp.	34,046	2,621
	Viatris Inc.	226,533	2,582
	Royalty Pharma plc Class A	69,435	2,489
*	Catalent Inc.	33,413	2,279
	Bio-Techne Corp.	29,032	2,109
	Teleflex Inc.	8,775	2,090
*	Charles River Laboratories International Inc.	9,449	2,073
*	United Therapeutics Corp.	8,340	2,052
*	Exact Sciences Corp.	32,638	2,034
*	Henry Schein Inc.	25,167	1,971
*	Sarepta Therapeutics Inc.	15,748	1,923
*	Bio-Rad Laboratories Inc. Class A	3,981	1,902
*	Neurocrine Biosciences Inc.	17,721	1,827
*	Repligen Corp.	10,376	1,809
*	Penumbra Inc.	6,658	1,731
*	Jazz Pharmaceuticals plc	11,495	1,614
	Universal Health Services Inc. Class B	11,572	1,546
	DENTSPLY SIRONA Inc.	40,098	1,527
*	Novocure Ltd.	19,316	1,487
*	Masimo Corp.	8,851	1,481
	Chemed Corp.	2,676	1,396
	Bruker Corp.	20,034	1,381
*	Inspire Medical Systems Inc.	5,204	1,353
*	Shockwave Medical Inc.	6,616	1,259
*	Acadia Healthcare Co. Inc.	16,601	1,204
*	Halozyme Therapeutics Inc.	24,668	1,184
*	Envista Holdings Corp.	30,480	1,178
*	Tenet Healthcare Corp.	19,910	1,165
	Organon & Co.	47,309	1,159
*	Apellis Pharmaceuticals Inc.	17,379	1,138
*	Karuna Therapeutics Inc.	5,571	1,111
	Encompass Health Corp.	18,170	1,027
*	HealthEquity Inc.	15,514	1,011
		Shares	Market Value• ($000)
*	Exelixis Inc.	59,054	1,009
*	Elanco Animal Health Inc.	83,303	955
	Perrigo Co. plc	25,113	946
*	Ionis Pharmaceuticals Inc.	26,319	945
*	Lantheus Holdings Inc.	12,672	937
*	Medpace Holdings Inc.	4,722	915
	Ensign Group Inc.	9,990	894
*	Option Care Health Inc.	29,016	890
*	Natera Inc.	18,310	889
*	DaVita Inc.	10,372	853
*	Intra-Cellular Therapies Inc.	16,988	833
*	Globus Medical Inc. Class A	14,216	829
*	10X Genomics Inc. Class A	17,088	812
*	Alkermes plc	30,291	810
*	Teladoc Health Inc.	30,070	797
*	QuidelOrtho Corp.	9,067	788
*	Oak Street Health Inc.	21,994	779
*	Syneos Health Inc.	19,147	770
*	Integra LifeSciences Holdings Corp.	13,568	755
*	agilon health Inc.	35,142	745
*	Merit Medical Systems Inc.	10,364	731
*	Haemonetics Corp.	9,390	730
*	Neogen Corp.	40,186	711
	Premier Inc. Class A	22,027	709
*	Amicus Therapeutics Inc.	51,245	676
*	Cytokinetics Inc.	15,401	668
*	iRhythm Technologies Inc.	5,588	658
*	ICU Medical Inc.	3,825	653
*	CRISPR Therapeutics AG	13,034	643
*	Madrigal Pharmaceuticals Inc.	2,368	642
*	Intellia Therapeutics Inc.	15,806	635
*	Arrowhead Pharmaceuticals Inc.	19,266	622
*	Azenta Inc.	13,759	604
*	PTC Therapeutics Inc.	13,073	571
*	Guardant Health Inc.	18,281	565
*	Prestige Consumer Healthcare Inc.	9,190	554
*	Ultragenyx Pharmaceutical Inc.	12,450	554
*	Denali Therapeutics Inc.	20,205	549
*	Amedisys Inc.	5,949	547
*	Axonics Inc.	9,107	547
*	Evolent Health Inc. Class A	15,258	534
*	Progyny Inc.	14,060	528
	Select Medical Holdings Corp.	19,403	528
	CONMED Corp.	5,387	518
*	Insmed Inc.	25,185	513
*	Inmode Ltd.	14,441	510
*	Inari Medical Inc.	8,962	504
*	STAAR Surgical Co.	8,827	489

12

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Beam Therapeutics Inc.	11,803	475
*	Blueprint Medicines Corp.	11,157	473
*	LivaNova plc	9,942	470
*	Integer Holdings Corp.	6,161	462
*	ACADIA Pharmaceuticals Inc.	22,234	460
*	Omnicell Inc.	8,303	452
*	Signify Health Inc. Class A	15,000	432
*	Tandem Diabetes Care Inc.	11,938	428
	Patterson Cos. Inc.	16,117	427
*	NuVasive Inc.	9,709	420
*	Axsome Therapeutics Inc.	6,018	410
*	Sage Therapeutics Inc.	9,623	401
*	NeoGenomics Inc.	23,488	396
*	Glaukos Corp.	8,345	394
*	TG Therapeutics Inc.	24,624	394
*	Certara Inc.	21,566	391
*	R1 RCM Inc.	27,465	390
*	Mirati Therapeutics Inc.	8,248	378
*	Pacific Biosciences of California Inc.	41,565	377
*	REVOLUTION Medicines Inc.	13,897	372
*	FibroGen Inc.	16,106	358
*	Pacira BioSciences Inc.	8,285	353
*	Supernus Pharmaceuticals Inc.	9,199	346
*	Xencor Inc.	10,589	340
	Embecta Corp.	10,652	340
*	Phreesia Inc.	9,200	339
*	Corcept Therapeutics Inc.	15,744	328
*	AtriCure Inc.	8,469	326
*	Veracyte Inc.	13,102	322
*	Surgery Partners Inc.	9,206	308
*	BioCryst Pharmaceuticals Inc.	34,441	305
*	Vir Biotechnology Inc.	13,375	305
*	Sotera Health Co.	18,130	303
*	Maravai LifeSciences Holdings Inc. Class A	20,350	300
*	CorVel Corp.	1,643	296
*	Ironwood Pharmaceuticals Inc. Class A	25,628	289
*	Cerevel Therapeutics Holdings Inc.	10,612	283
*	Myriad Genetics Inc.	14,462	274
*	Arvinas Inc.	8,884	272
*	Agios Pharmaceuticals Inc.	10,088	255
*	Relay Therapeutics Inc.	15,718	254
*	Pediatrix Medical Group Inc.	15,418	243
*	Avanos Medical Inc.	8,522	239
*	Ginkgo Bioworks Holdings Inc. Class A	159,691	235
*	Privia Health Group Inc.	8,300	232
*,1	Myovant Sciences Ltd.	8,500	229
		Shares	Market Value• ($000)
*	Bridgebio Pharma Inc.	19,512	223
*	Aurinia Pharmaceuticals Inc.	24,060	219
*	SpringWorks Therapeutics Inc.	6,800	217
*	AdaptHealth Corp. Class A	13,400	214
*	Kymera Therapeutics Inc.	6,806	214
*	Harmony Biosciences Holdings Inc.	4,800	211
*	Recursion Pharmaceuticals Inc. Class A	25,730	210
*	Owens & Minor Inc.	13,655	209
*	Iovance Biotherapeutics Inc.	28,158	205
*	Nevro Corp.	6,466	203
*	Twist Bioscience Corp.	10,447	203
*	Ligand Pharmaceuticals Inc.	2,774	200
*	NextGen Healthcare Inc.	10,504	190
*	Rocket Pharmaceuticals Inc.	9,900	190
	Healthcare Services Group Inc.	13,674	181
*	Alignment Healthcare Inc.	18,206	181
*	Biohaven Ltd.	11,703	179
*	Adaptive Biotechnologies Corp.	20,606	176
*,1	Cassava Sciences Inc.	7,026	174
*	Arcus Biosciences Inc.	9,512	173
*	Enanta Pharmaceuticals Inc.	3,542	172
*	uniQure NV	8,200	172
*	REGENXBIO Inc.	7,439	166
*	Zentalis Pharmaceuticals Inc.	8,712	165
*	CareDx Inc.	9,492	160
*	Reata Pharmaceuticals Inc. Class A	5,106	159
*	Innoviva Inc.	11,312	137
*,1	Novavax Inc.	14,669	136
*	Enhabit Inc.	8,823	135
*	Theravance Biopharma Inc.	12,406	134
*	Fulgent Genetics Inc.	4,000	131
*	Varex Imaging Corp.	6,888	122
*	Editas Medicine Inc. Class A	12,906	117
*	Emergent BioSolutions Inc.	9,353	116
*	American Well Corp. Class A	41,400	115
*	Brookdale Senior Living Inc.	35,410	114
*	Alector Inc.	11,500	98
*	Fate Therapeutics Inc.	15,328	94
*	Scilex Holding Co.	12,014	94
*	Allogene Therapeutics Inc.	14,600	93

13

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	NanoString Technologies Inc.	9,206	90
*,1	CureVac NV	10,412	90
*	OPKO Health Inc.	76,136	87
*	Atara Biotherapeutics Inc.	17,142	69
*	Multiplan Corp.	67,250	68
*,1	Sana Biotechnology Inc.	17,500	64
*	OmniAb Inc.	13,592	57
*	Taro Pharmaceutical Industries Ltd.	1,552	47
*	Nektar Therapeutics Class A	33,400	46
*,2	OmniAb Inc. 12.5 Earnout	1,051	—
*,2	OmniAb Inc. 15 Earnout	1,051	—
			888,873
Industrials (11.3%)
	Visa Inc. Class A	307,572	67,647
	Mastercard Inc. Class A	158,944	56,471
	Accenture plc Class A	118,373	31,434
	United Parcel Service Inc. Class B	137,353	25,066
	Union Pacific Corp.	114,799	23,796
	Caterpillar Inc.	97,268	23,301
	Deere & Co.	51,488	21,586
	American Express Co.	112,482	19,571
	Automatic Data Processing Inc.	77,983	17,142
*	PayPal Holdings Inc.	212,973	15,675
	Illinois Tool Works Inc.	57,074	13,307
*	Fiserv Inc.	109,987	12,658
	CSX Corp.	392,282	11,961
	Sherwin-Williams Co.	44,673	9,888
	FedEx Corp.	44,843	9,113
	Johnson Controls International plc	128,587	8,065
	Trane Technologies plc	42,941	7,943
	Capital One Financial Corp.	71,097	7,755
*	Block Inc. Class A	100,111	7,682
	Cintas Corp.	16,197	7,102
	Fidelity National Information Services Inc.	110,669	7,013
	PACCAR Inc.	95,520	6,897
	DuPont de Nemours Inc.	93,609	6,836
	Paychex Inc.	60,212	6,647
	Rockwell Automation Inc.	21,500	6,341
	Old Dominion Freight Line Inc.	18,542	6,291
*	Mettler-Toledo International Inc.	4,114	5,898
	Global Payments Inc.	50,141	5,626
*	Keysight Technologies Inc.	33,480	5,355
	Verisk Analytics Inc. Class A	29,023	4,966
	Equifax Inc.	22,750	4,608
	Vulcan Materials Co.	24,667	4,463
	Ingersoll Rand Inc.	75,779	4,400
		Shares	Market Value• ($000)
	Martin Marietta Materials Inc.	11,636	4,187
	Dover Corp.	26,082	3,910
	Westinghouse Air Brake Technologies Corp.	33,817	3,528
	Xylem Inc.	33,475	3,436
*	Waters Corp.	10,998	3,419
	IDEX Corp.	14,181	3,190
	Expeditors International of Washington Inc.	29,625	3,098
*	Fair Isaac Corp.	4,542	3,077
	Synchrony Financial	83,833	2,994
*	FleetCor Technologies Inc.	13,445	2,888
*	Zebra Technologies Corp. Class A	9,620	2,888
	JB Hunt Transport Services Inc.	15,368	2,778
*	Axon Enterprise Inc.	12,646	2,533
	Carlisle Cos. Inc.	9,629	2,486
	Snap-on Inc.	9,843	2,448
*	Trimble Inc.	46,009	2,395
	Stanley Black & Decker Inc.	27,538	2,358
	TransUnion	35,954	2,352
	Nordson Corp.	10,698	2,350
	Packaging Corp. of America	16,996	2,324
*	Builders FirstSource Inc.	27,127	2,300
	Jack Henry & Associates Inc.	13,614	2,236
	Masco Corp.	41,995	2,202
	Graco Inc.	31,305	2,177
	CH Robinson Worldwide Inc.	21,697	2,169
	Toro Co.	19,468	2,150
	RPM International Inc.	23,836	2,113
	Regal Rexnord Corp.	12,374	1,951
*	WillScot Mobile Mini Holdings Corp.	37,915	1,949
	Watsco Inc.	6,133	1,869
	Crown Holdings Inc.	21,477	1,858
	Allegion plc	16,348	1,843
	Owens Corning	17,384	1,700
	Knight-Swift Transportation Holdings Inc. Class A	29,141	1,656
	AGCO Corp.	11,570	1,629
	Genpact Ltd.	33,599	1,604
	Robert Half International Inc.	19,768	1,594
*	WEX Inc.	8,134	1,568
*	BILL Holdings Inc.	18,498	1,565
*	Middleby Corp.	9,962	1,549
	Cognex Corp.	32,472	1,540
	A O Smith Corp.	23,336	1,532
	Lennox International Inc.	6,005	1,530
*	AerCap Holdings NV	24,498	1,530

14

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Fortune Brands Innovations Inc.	24,135	1,495
	Westrock Co.	47,279	1,485
	Donaldson Co. Inc.	23,009	1,455
	Berry Global Group Inc.	23,401	1,453
*	Paylocity Holding Corp.	7,473	1,439
	AptarGroup Inc.	12,263	1,431
	nVent Electric plc	30,926	1,418
*	Generac Holdings Inc.	11,596	1,392
*	WESCO International Inc.	8,299	1,374
	Graphic Packaging Holding Co.	57,008	1,357
*	Saia Inc.	4,948	1,340
	Sealed Air Corp.	27,283	1,327
	Valmont Industries Inc.	3,903	1,239
*	TopBuild Corp.	5,919	1,229
*	Axalta Coating Systems Ltd.	41,023	1,222
	Landstar System Inc.	6,629	1,198
	Brunswick Corp.	13,489	1,179
	Littelfuse Inc.	4,495	1,163
	Acuity Brands Inc.	5,959	1,156
*	FTI Consulting Inc.	6,237	1,146
*	Atkore Inc.	7,667	1,120
*	MasTec Inc.	11,343	1,108
	Sonoco Products Co.	18,114	1,070
	Advanced Drainage Systems Inc.	11,971	1,062
*	Trex Co. Inc.	20,632	1,055
*	Chart Industries Inc.	7,878	1,052
	MKS Instruments Inc.	10,762	1,043
	Applied Industrial Technologies Inc.	7,099	1,014
*	Mohawk Industries Inc.	9,831	1,011
*	ExlService Holdings Inc.	6,042	994
*	GXO Logistics Inc.	19,767	980
	Eagle Materials Inc.	6,880	965
*	Euronet Worldwide Inc.	8,839	962
	Comfort Systems USA Inc.	6,582	957
	Western Union Co.	71,791	930
	MSA Safety Inc.	6,894	926
	Maximus Inc.	11,239	922
*	API Group Corp.	38,696	909
	Watts Water Technologies Inc. Class A	5,118	897
	Ryder System Inc.	9,060	887
	Simpson Manufacturing Co. Inc.	7,946	857
	Air Lease Corp. Class A	19,376	839
	Insperity Inc.	6,731	835
	Franklin Electric Co. Inc.	8,626	824
*	Kirby Corp.	11,270	817
*	ASGN Inc.	9,107	809
	ManpowerGroup Inc.	9,416	799
	Louisiana-Pacific Corp.	13,257	776
	Vontier Corp.	29,563	774
		Shares	Market Value• ($000)
	Triton International Ltd.	10,802	745
	AAON Inc.	8,156	742
	MSC Industrial Direct Co. Inc. Class A	8,630	729
	Terex Corp.	12,303	728
*	Bloom Energy Corp. Class A	33,499	727
*	AMN Healthcare Services Inc.	8,070	726
	GATX Corp.	6,561	716
	HB Fuller Co.	9,877	689
	Armstrong World Industries Inc.	8,522	672
	Herc Holdings Inc.	4,651	668
	Belden Inc.	7,894	666
	Badger Meter Inc.	5,425	660
*	Summit Materials Inc. Class A	22,091	653
	John Bean Technologies Corp.	5,879	652
*	O-I Glass Inc.	28,979	644
*	XPO Inc.	19,219	641
	Encore Wire Corp.	3,250	627
*	Beacon Roofing Supply Inc.	9,501	618
	Hillenbrand Inc.	12,863	606
*	Alight Inc. Class A	63,100	606
*	Shift4 Payments Inc. Class A	9,382	605
	Federal Signal Corp.	11,160	589
*	SPX Technologies Inc.	8,258	582
*	TriNet Group Inc.	6,905	572
	Brink's Co.	8,463	552
*	Hub Group Inc. Class A	6,013	552
	Korn Ferry	9,866	551
	Werner Enterprises Inc.	11,795	548
	UniFirst Corp.	2,784	546
*	Affirm Holdings Inc. Class A	39,952	544
*	ACI Worldwide Inc.	20,718	536
	Scorpio Tankers Inc.	8,829	533
	Zurn Elkay Water Solutions Corp.	22,973	528
*	Atlas Air Worldwide Holdings Inc.	5,200	524
	Forward Air Corp.	5,008	517
	Installed Building Products Inc.	4,378	505
*	AZEK Co. Inc. Class A	20,528	495
	Kadant Inc.	2,204	473
	Brady Corp. Class A	8,539	471
*	Marqeta Inc. Class A	80,766	468
	McGrath RentCorp	4,510	464
*	Itron Inc.	8,294	463
*	Dycom Industries Inc.	5,396	454
*	Verra Mobility Corp. Class A	26,101	450

15

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	CBIZ Inc.	8,822	442
*	StoneCo Ltd. Class A	51,268	436
	ArcBest Corp.	4,500	433
	Trinity Industries Inc.	15,180	424
	EVERTEC Inc.	11,267	415
	Helios Technologies Inc.	5,999	406
*	RXO Inc.	19,018	391
	Bread Financial Holdings Inc.	9,312	382
*	Masonite International Corp.	4,078	362
[1]	ZIM Integrated Shipping Services Ltd.	15,100	357
	Granite Construction Inc.	8,197	354
	H&E Equipment Services Inc.	5,959	331
*	Pagseguro Digital Ltd. Class A	36,241	314
*	Core & Main Inc. Class A	13,200	308
*	Gibraltar Industries Inc.	5,706	305
	Lindsay Corp.	2,028	305
	ADT Inc.	39,028	294
*	Dlocal Ltd. Class A	19,268	288
	Schneider National Inc. Class B	9,954	279
*	Gates Industrial Corp. plc	19,800	278
*	OSI Systems Inc.	2,959	274
	Primoris Services Corp.	9,814	270
*	Flywire Corp.	10,502	260
*	Huron Consulting Group Inc.	3,676	258
*,1	Virgin Galactic Holdings Inc.	44,736	257
	Tennant Co.	3,447	244
[1]	Golden Ocean Group Ltd.	22,800	237
*	Masterbrand Inc.	24,207	236
	TriMas Corp.	7,762	233
[1]	Star Bulk Carriers Corp.	9,200	225
	SFL Corp. Ltd.	21,019	217
*	Vivint Smart Home Inc.	17,500	197
*	JELD-WEN Holding Inc.	14,938	196
	Astec Industries Inc.	4,260	192
*	Kornit Digital Ltd.	9,294	191
	Greenbrier Cos. Inc.	5,862	188
*	Enovix Corp.	20,418	188
	Apogee Enterprises Inc.	4,045	185
*	CryoPort Inc.	8,100	175
*	Proto Labs Inc.	5,100	160
*	Green Dot Corp. Class A	8,401	159
*	American Woodmark Corp.	3,062	156
*	Hayward Holdings Inc.	12,500	154
	Trinseo plc	6,543	152
	Deluxe Corp.	8,064	149
*	Legalzoom.com Inc.	17,500	143
	TTEC Holdings Inc.	3,470	140
	Heartland Express Inc.	8,511	137
		Shares	Market Value• ($000)
	Ardagh Metal Packaging SA	26,900	130
*	Cimpress plc	3,228	113
*	TrueBlue Inc.	5,741	107
	Matson Inc.	1,519	101
*	FARO Technologies Inc.	3,492	95
*,1	Desktop Metal Inc. Class A	47,900	73
*	Forrester Research Inc.	2,169	71
*	TuSimple Holdings Inc. Class A	26,206	50
*,1	Arrival SA	15,900	4
			668,107
Real Estate (3.8%)
	Prologis Inc.	171,911	21,214
	American Tower Corp.	86,712	17,170
	Equinix Inc.	17,286	11,897
	Crown Castle Inc.	80,520	10,528
	Public Storage	29,193	8,727
	Realty Income Corp.	117,169	7,493
	Simon Property Group Inc.	60,926	7,438
	Welltower Inc.	88,287	6,544
	Digital Realty Trust Inc.	53,579	5,585
*	CoStar Group Inc.	75,316	5,322
	SBA Communications Corp. Class A	19,882	5,156
*	CBRE Group Inc. Class A	58,761	5,003
	Alexandria Real Estate Equities Inc.	30,225	4,527
	AvalonBay Communities Inc.	26,075	4,499
	Equity Residential	69,136	4,322
	Extra Space Storage Inc.	24,768	4,078
	Ventas Inc.	74,519	3,625
	Invitation Homes Inc.	113,900	3,561
	Mid-America Apartment Communities Inc.	21,439	3,432
	Sun Communities Inc.	22,710	3,251
	WP Carey Inc.	38,435	3,119
	Iron Mountain Inc.	53,788	2,837
	Essex Property Trust Inc.	12,099	2,759
	UDR Inc.	60,558	2,594
	Healthpeak Properties Inc.	100,492	2,418
	Kimco Realty Corp.	112,577	2,320
	Equity LifeStyle Properties Inc.	33,110	2,268
	Host Hotels & Resorts Inc.	132,366	2,224
	Camden Property Trust	19,350	2,221
	Rexford Industrial Realty Inc.	34,290	2,073
	Regency Centers Corp.	32,016	2,014
	CubeSmart	41,708	1,960
	Boston Properties Inc.	29,211	1,913
	Life Storage Inc.	15,672	1,889
	American Homes 4 Rent Class A	57,393	1,780

16

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Lamar Advertising Co. Class A	16,134	1,687
	Federal Realty Investment Trust	15,001	1,602
*	Jones Lang LaSalle Inc.	8,924	1,557
	National Retail Properties Inc.	33,266	1,508
	Americold Realty Trust Inc.	50,132	1,474
	Healthcare Realty Trust Inc. Class A	70,746	1,380
	First Industrial Realty Trust Inc.	24,575	1,296
	Brixmor Property Group Inc.	55,464	1,256
	EastGroup Properties Inc.	7,687	1,255
*	Zillow Group Inc. Class C	28,629	1,202
	Omega Healthcare Investors Inc.	43,830	1,174
	Agree Realty Corp.	16,201	1,147
	Medical Properties Trust Inc.	110,673	1,140
	STAG Industrial Inc.	33,417	1,124
	Spirit Realty Capital Inc.	26,040	1,072
	Apartment Income REIT Corp. Class A	27,892	1,054
	Ryman Hospitality Properties Inc.	9,978	926
	Terreno Realty Corp.	14,655	912
	Rayonier Inc.	27,090	910
	Kite Realty Group Trust	40,244	874
	Kilroy Realty Corp.	21,690	781
	Independence Realty Trust Inc.	41,488	751
	Cousins Properties Inc.	28,275	692
	PotlatchDeltic Corp.	14,744	681
	Essential Properties Realty Trust Inc.	26,188	675
	National Storage Affiliates Trust	15,948	675
	Apple Hospitality REIT Inc.	39,986	660
	Vornado Realty Trust	33,115	655
	Physicians Realty Trust	42,129	625
	Broadstone Net Lease Inc.	32,337	574
	Park Hotels & Resorts Inc.	41,679	573
*	Howard Hughes Corp.	6,862	570
	EPR Properties	13,907	568
	Corporate Office Properties Trust	20,994	534
	LXP Industrial Trust	50,556	527
	Highwoods Properties Inc.	19,394	514
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	16,026	503
	SITE Centers Corp.	36,369	486
	Macerich Co.	40,055	479
	Outfront Media Inc.	27,173	474
*	Zillow Group Inc. Class A	11,238	465
		Shares	Market Value• ($000)
	Innovative Industrial Properties Inc.	5,185	458
	Douglas Emmett Inc.	31,437	444
	National Health Investors Inc.	7,786	428
	Four Corners Property Trust Inc.	15,474	420
	Equity Commonwealth	19,365	411
	Sunstone Hotel Investors Inc.	38,877	411
	SL Green Realty Corp.	12,082	411
*	Cushman & Wakefield plc	29,300	379
	Kennedy-Wilson Holdings Inc.	22,036	368
	DigitalBridge Group Inc.	29,431	361
	Tanger Factory Outlet Centers Inc.	18,800	355
	CareTrust REIT Inc.	17,931	353
	Pebblebrook Hotel Trust	24,397	348
	JBG SMITH Properties	20,008	345
	DiamondRock Hospitality Co.	38,909	339
	RLJ Lodging Trust	29,929	339
	Urban Edge Properties	21,375	329
	Retail Opportunity Investments Corp.	22,600	322
	Elme Communities	16,377	305
	Xenia Hotels & Resorts Inc.	21,138	297
	St. Joe Co.	6,511	279
	Getty Realty Corp.	8,013	275
	Global Net Lease Inc.	19,042	269
	LTC Properties Inc.	7,353	263
*	Veris Residential Inc.	15,914	257
	Acadia Realty Trust	17,518	255
	Alexander & Baldwin Inc.	13,599	254
	Uniti Group Inc.	44,198	243
	Hudson Pacific Properties Inc.	25,911	239
	American Assets Trust Inc.	9,328	235
	Apartment Investment & Management Co. Class A	27,900	209
	Piedmont Office Realty Trust Inc. Class A	22,371	205
	Newmark Group Inc. Class A	24,936	200
	Paramount Group Inc.	35,404	187
	Brandywine Realty Trust	31,193	184
	Empire State Realty Trust Inc. Class A	24,900	182
	Centerspace	2,789	175
	RPT Realty	15,423	165
	Marcus & Millichap Inc.	4,757	164
[1]	eXp World Holdings Inc.	13,200	159
*	Redfin Corp.	19,731	146
	Summit Hotel Properties Inc.	19,124	142

17

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Opendoor Technologies Inc.	89,975	130
	Universal Health Realty Income Trust	2,431	129
*	Anywhere Real Estate Inc.	19,737	114
	Orion Office REIT Inc.	10,800	92
	Saul Centers Inc.	2,184	86
*,1	WeWork Inc.	39,708	46
			227,480
Technology (29.7%)
	Apple Inc.	2,807,855	413,906
	Microsoft Corp.	1,397,852	348,652
	NVIDIA Corp.	449,889	104,446
*	Alphabet Inc. Class C	1,086,929	98,150
*	Alphabet Inc. Class A	1,033,242	93,054
*	Meta Platforms Inc. Class A	420,062	73,486
	Broadcom Inc.	73,790	43,853
*	Salesforce Inc.	179,764	29,411
	Texas Instruments Inc.	169,491	29,059
*	Adobe Inc.	86,720	28,093
	QUALCOMM Inc.	209,258	25,850
	Oracle Corp.	285,478	24,951
*	Advanced Micro Devices Inc.	301,743	23,711
	Intuit Inc.	51,493	20,967
	Intel Corp.	764,445	19,058
	Applied Materials Inc.	160,412	18,632
*	ServiceNow Inc.	37,381	16,155
	Lam Research Corp.	25,538	12,412
	Micron Technology Inc.	202,781	11,725
*	Synopsys Inc.	28,433	10,343
*	Palo Alto Networks Inc.	54,898	10,341
	KLA Corp.	26,465	10,040
*	Cadence Design Systems Inc.	50,919	9,824
*	Snowflake Inc. Class A	57,237	8,836
	NXP Semiconductors NV	48,330	8,626
*	Autodesk Inc.	40,581	8,063
	Microchip Technology Inc.	99,342	8,050
*	Fortinet Inc.	120,427	7,158
	Marvell Technology Inc.	158,386	7,151
*	Workday Inc. Class A	37,276	6,914
*	ON Semiconductor Corp.	81,005	6,271
	Cognizant Technology Solutions Corp. Class A	95,826	6,002
	HP Inc.	187,953	5,548
	CDW Corp.	25,207	5,102
	Corning Inc.	140,848	4,782
*	Crowdstrike Holdings Inc. Class A	39,224	4,734
*	Gartner Inc.	14,280	4,681
*	Atlassian Corp. Class A	26,783	4,401
*	VMware Inc. Class A	38,945	4,289
	Monolithic Power Systems Inc.	8,431	4,083
		Shares	Market Value• ($000)
*	Datadog Inc. Class A	49,490	3,787
	Hewlett Packard Enterprise Co.	239,952	3,746
*	Zoom Video Communications Inc. Class A	47,147	3,517
*	VeriSign Inc.	17,318	3,409
*	HubSpot Inc.	8,655	3,348
	Skyworks Solutions Inc.	29,979	3,345
*	Cloudflare Inc. Class A	52,801	3,169
*	EPAM Systems Inc.	10,288	3,165
*	Splunk Inc.	30,395	3,115
	Teradyne Inc.	29,255	2,959
*	Paycom Software Inc.	9,603	2,776
*	Pinterest Inc. Class A	108,717	2,730
*	Palantir Technologies Inc. Class A	343,535	2,693
	NetApp Inc.	40,523	2,616
*	MongoDB Inc. Class A	12,431	2,605
*	DoorDash Inc. Class A	46,732	2,554
*	PTC Inc.	19,669	2,465
*	Tyler Technologies Inc.	7,662	2,461
	SS&C Technologies Holdings Inc.	41,203	2,419
	Entegris Inc.	27,657	2,357
	Seagate Technology Holdings plc	36,027	2,326
*	Check Point Software Technologies Ltd.	18,682	2,311
*	Western Digital Corp.	59,326	2,283
*	DocuSign Inc. Class A	36,932	2,266
*	GoDaddy Inc. Class A	29,256	2,215
*	Twilio Inc. Class A	32,532	2,186
*	Lattice Semiconductor Corp.	25,348	2,154
*	Match Group Inc.	51,868	2,148
*	Akamai Technologies Inc.	28,850	2,094
	Amdocs Ltd.	22,535	2,064
*	Zscaler Inc.	15,730	2,063
	Jabil Inc.	24,526	2,036
	Gen Digital Inc.	104,365	2,036
*	Okta Inc. Class A	28,202	2,011
*	Flex Ltd.	84,949	1,933
*	Qorvo Inc.	18,867	1,903
*	Ceridian HCM Holding Inc.	25,589	1,866
*	Black Knight Inc.	28,877	1,721
*	Wolfspeed Inc.	22,991	1,701
*	Dynatrace Inc.	39,919	1,698
*	Manhattan Associates Inc.	11,531	1,658
*	F5 Inc.	11,057	1,581
*	Pure Storage Inc. Class A	52,413	1,496
*,1	Unity Software Inc.	46,222	1,407
*	Arrow Electronics Inc.	11,379	1,343
*	Globant SA	7,546	1,246
	National Instruments Corp.	24,591	1,242

18

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	ZoomInfo Technologies Inc. Class A	51,206	1,238
*	Nutanix Inc. Class A	42,816	1,210
*	DXC Technology Co.	42,945	1,191
*	Coupa Software Inc.	14,058	1,139
	Universal Display Corp.	8,111	1,102
*	Silicon Laboratories Inc.	6,151	1,098
*	CyberArk Software Ltd.	7,581	1,097
	Concentrix Corp.	7,920	1,084
*	Aspen Technology Inc.	5,065	1,074
*	Guidewire Software Inc.	15,290	1,073
*	Cirrus Logic Inc.	10,226	1,051
*	Smartsheet Inc. Class A	23,780	1,047
*	UiPath Inc. Class A	70,465	1,046
*	Novanta Inc.	6,570	1,031
*	Dropbox Inc. Class A	49,972	1,019
*	SPS Commerce Inc.	6,688	1,007
	Dolby Laboratories Inc. Class A	11,356	934
*	Wix.com Ltd.	10,306	933
*	Tenable Holdings Inc.	20,817	921
	Vertiv Holdings Co. Class A	56,454	917
*	Toast Inc. Class A	47,586	900
*	Clarivate plc	88,331	895
*	Procore Technologies Inc.	13,332	893
*	Rambus Inc.	19,868	879
*	Box Inc. Class A	26,100	870
*	Synaptics Inc.	7,368	867
	Power Integrations Inc.	10,499	864
*	Five9 Inc.	13,076	863
*	Elastic NV	14,416	851
	TD SYNNEX Corp.	8,747	844
*	Qualys Inc.	7,126	842
*	Super Micro Computer Inc.	8,578	840
*	Fabrinet	6,837	833
*	Workiva Inc. Class A	8,895	793
*	Teradata Corp.	19,195	782
*	Insight Enterprises Inc.	5,818	779
*,1	GLOBALFOUNDRIES Inc.	11,816	772
*	Onto Innovation Inc.	9,259	764
*	Diodes Inc.	8,283	759
	Avnet Inc.	16,930	757
*	Alteryx Inc. Class A	11,295	738
*	New Relic Inc.	9,917	724
*	Blackline Inc.	10,275	702
*	Ziff Davis Inc.	8,461	668
	Advanced Energy Industries Inc.	7,053	656
*	Envestnet Inc.	10,293	643
*	Ambarella Inc.	6,786	640
*	Altair Engineering Inc. Class A	9,804	628
*	NCR Corp.	23,708	605
*	Confluent Inc. Class A	23,345	569
	Dun & Bradstreet Holdings Inc.	47,060	565
		Shares	Market Value• ($000)
	Kulicke & Soffa Industries Inc.	10,526	561
*	Varonis Systems Inc. Class B	20,395	552
*	Allegro MicroSystems Inc.	12,300	537
*	RingCentral Inc. Class A	15,948	527
*	Sprout Social Inc. Class A	8,641	527
*	Rogers Corp.	3,502	515
	Vishay Intertechnology Inc.	24,146	513
*	Rapid7 Inc.	10,632	503
*	CommVault Systems Inc.	8,317	490
	Amkor Technology Inc.	18,824	485
*	Blackbaud Inc.	8,618	480
*	PagerDuty Inc.	16,018	478
*	Appfolio Inc. Class A	3,600	475
*	MaxLinear Inc. Class A	13,425	459
*,1	MicroStrategy Inc. Class A	1,746	458
	Progress Software Corp.	7,966	458
*	Alarm.com Holdings Inc.	8,914	453
*	Perficient Inc.	6,314	447
*	Verint Systems Inc.	11,699	437
*	Global-e Online Ltd.	15,231	431
*	FormFactor Inc.	14,277	430
*	DigitalOcean Holdings Inc.	12,793	409
*	Gitlab Inc. Class A	9,106	401
*	Bumble Inc. Class A	16,002	387
*	Yelp Inc. Class A	12,536	376
*	SiTime Corp.	3,013	374
*	Semtech Corp.	12,003	370
*	NetScout Systems Inc.	12,757	363
*	DoubleVerify Holdings Inc.	13,506	355
	Pegasystems Inc.	7,642	354
*	nCino Inc.	12,900	352
	Xerox Holdings Corp.	21,168	349
*	Monday.com Ltd.	2,200	340
*	Veradigm Inc.	20,086	334
	Shutterstock Inc.	4,358	328
*	Q2 Holdings Inc.	10,124	327
	CSG Systems International Inc.	5,801	326
	Methode Electronics Inc.	6,700	326
*	Cargurus Inc. Class A	18,925	323
*	Appian Corp. Class A	7,455	309
*	Fastly Inc. Class A	21,440	298
*	LiveRamp Holdings Inc.	12,247	289
*	CCC Intelligent Solutions Holdings Inc.	32,200	289
*	JFrog Ltd.	12,400	285
*	Magnite Inc.	24,506	273
*	Duck Creek Technologies Inc.	14,300	271
*	Jamf Holding Corp.	12,306	261
	Adeia Inc.	26,500	261
*	Upwork Inc.	22,413	254
*	Paycor HCM Inc.	10,200	253
	CTS Corp.	5,738	249

19

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	C3.ai Inc. Class A	10,800	244
*	Everbridge Inc.	7,400	242
*	E2open Parent Holdings Inc.	37,524	233
*	3D Systems Corp.	23,663	232
*	Fiverr International Ltd.	5,753	228
*	Schrodinger Inc.	9,700	211
*	Asana Inc. Class A	13,651	202
*	Cerence Inc.	7,256	199
*	PROS Holdings Inc.	7,568	197
*	Digital Turbine Inc.	17,342	186
*	TechTarget Inc.	4,900	185
*	Momentive Global Inc.	23,886	165
*	Stratasys Ltd.	12,376	160
*	Yext Inc.	21,047	154
*	N-able Inc.	12,937	153
*	ScanSource Inc.	4,696	146
*	Consensus Cloud Solutions Inc.	3,507	144
*	LivePerson Inc.	13,006	132
*	Matterport Inc.	42,900	131
*	Thoughtworks Holding Inc.	15,300	113
*	BigCommerce Holdings Inc.	11,500	109
*	IonQ Inc.	21,984	104
*,1	MicroVision Inc.	31,500	81
*	SolarWinds Corp.	8,638	74
*,2	Yandex NV Class A	54,882	—
			1,759,958
Telecommunications (2.9%)
	Cisco Systems Inc.	767,785	37,176
	Verizon Communications Inc.	785,276	30,477
	Comcast Corp. Class A	801,578	29,795
	AT&T Inc.	1,337,464	25,291
*	T-Mobile US Inc.	111,341	15,830
	Motorola Solutions Inc.	30,752	8,082
*	Charter Communications Inc. Class A	20,048	7,370
*	Arista Networks Inc.	45,961	6,375
	Juniper Networks Inc.	59,631	1,835
*	Roku Inc. Class A	22,783	1,474
*	Ciena Corp.	27,542	1,328
	Frontier Communications Parent Inc.	45,662	1,249
*	Liberty Global plc Class C	41,777	888
*	Liberty Global plc Class A	38,074	780
	Cable One Inc.	1,116	771
*	Lumentum Holdings Inc.	12,635	680
	Lumen Technologies Inc.	191,077	650
*	Calix Inc.	10,680	546
*	DISH Network Corp. Class A	46,523	531
	Cogent Communications Holdings Inc.	8,045	521
*	Viavi Solutions Inc.	42,049	460
		Shares	Market Value• ($000)
	InterDigital Inc.	5,455	398
*	CommScope Holding Co. Inc.	37,903	274
	Telephone & Data Systems Inc.	18,869	239
*	Liberty Latin America Ltd. Class C	26,426	232
	Ubiquiti Inc.	800	215
	Shenandoah Telecommunications Co.	8,700	170
*	EchoStar Corp. Class A	6,100	122
*	8x8 Inc.	21,456	114
*	Liberty Latin America Ltd. Class A	7,448	66
*	Xperi Inc.	1,120	13
			173,952
Utilities (0.6%)
	Waste Management Inc.	76,648	11,479
	Republic Services Inc. Class A	38,464	4,959
	American Water Works Co. Inc.	34,027	4,777
	Atmos Energy Corp.	25,694	2,899
	Essential Utilities Inc.	43,140	1,846
*	Clean Harbors Inc.	9,524	1,258
*	Sunrun Inc.	38,898	935
	New Jersey Resources Corp.	17,836	910
*	Stericycle Inc.	17,204	820
	ONE Gas Inc.	10,031	804
	Southwest Gas Holdings Inc.	12,464	785
	Ormat Technologies Inc.	9,138	772
*	Casella Waste Systems Inc. Class A	9,201	716
	Spire Inc.	9,508	669
	California Water Service Group	10,131	580
	SJW Group	4,968	380
*	Sunnova Energy International Inc.	18,306	326
	Northwest Natural Holding Co.	6,400	309
*	Harsco Corp.	14,734	125
			35,349
Total Common Stocks (Cost $5,969,088)			5,897,738

20

ESG U.S. Stock ETF
	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4] Vanguard Market Liquidity Fund, 4.640% (Cost $32,608)	326,136	32,611
Total Investments (100.1%) (Cost $6,001,696)		5,930,349
Other Assets and Liabilities—Net (-0.1%)		(5,811)
Net Assets (100%)		5,924,538
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,368,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $12,083,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	140	27,829	(267)
See accompanying Notes, which are an integral part of the Financial Statements.
21

ESG U.S. Stock ETF
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,969,088)	5,897,738
Affiliated Issuers (Cost $32,608)	32,611
Total Investments in Securities	5,930,349
Investment in Vanguard	217
Cash Collateral Pledged—Futures Contracts	1,403
Receivables for Investment Securities Sold	348
Receivables for Accrued Income	6,017
Total Assets	5,938,334
Liabilities
Due to Custodian	1,379
Payables for Investment Securities Purchased	58
Collateral for Securities on Loan	12,083
Payables for Capital Shares Redeemed	2
Payables to Vanguard	193
Variation Margin Payable—Futures Contracts	81
Total Liabilities	13,796
Net Assets	5,924,538
1 Includes $11,368,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	6,024,192
Total Distributable Earnings (Loss)	(99,654)
Net Assets	5,924,538

Net Assets
Applicable to 85,125,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,924,538
Net Asset Value Per Share	$69.60
See accompanying Notes, which are an integral part of the Financial Statements.
22

ESG U.S. Stock ETF
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	41,164
Interest[2]	223
Securities Lending—Net	503
Total Income	41,890
Expenses
The Vanguard Group—Note B
Investment Advisory Services	70
Management and Administrative	2,248
Marketing and Distribution	157
Custodian Fees	24
Shareholders’ Reports	67
Trustees’ Fees and Expenses	1
Other Expenses	6
Total Expenses	2,573
Net Investment Income	39,317
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	62,562
Futures Contracts	(523)
Realized Net Gain (Loss)	62,039
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(52,401)
Futures Contracts	311
Change in Unrealized Appreciation (Depreciation)	(52,090)
Net Increase (Decrease) in Net Assets Resulting from Operations	49,266
1	Dividends are net of foreign withholding taxes of $27,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $210,000, $1,000, less than $1,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $83,457,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
23

ESG U.S. Stock ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	39,317	69,924
Realized Net Gain (Loss)	62,039	21,517
Change in Unrealized Appreciation (Depreciation)	(52,090)	(1,199,724)
Net Increase (Decrease) in Net Assets Resulting from Operations	49,266	(1,108,283)
Distributions
Total Distributions	(46,316)	(64,814)
Capital Share Transactions
Issued	268,460	2,042,647
Issued in Lieu of Cash Distributions	—	—
Redeemed	(247,130)	(228,692)
Net Increase (Decrease) from Capital Share Transactions	21,330	1,813,955
Total Increase (Decrease)	24,280	640,858
Net Assets
Beginning of Period	5,900,258	5,259,400
End of Period	5,924,538	5,900,258
See accompanying Notes, which are an integral part of the Financial Statements.
24

ESG U.S. Stock ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,			September 18, 2018[1] to August 31, 2019
		2022	2021	2020
Net Asset Value, Beginning of Period	$69.60	$84.42	$64.47	$51.25	$50.00
Investment Operations
Net Investment Income[2]	.463	.921	.873	.846	.792
Net Realized and Unrealized Gain (Loss) on Investments	.084	(14.856)	19.844	13.146	.868
Total from Investment Operations	.547	(13.935)	20.717	13.992	1.660
Distributions
Dividends from Net Investment Income	(.547)	(.885)	(.767)	(.772)	(.410)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.547)	(.885)	(.767)	(.772)	(.410)
Net Asset Value, End of Period	$69.60	$69.60	$84.42	$64.47	$51.25
Total Return	0.82%	-16.61%	32.41%	27.60%	3.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,925	$5,900	$5,259	$1,974	$595
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	1.38%	1.18%	1.18%	1.54%	1.67%[3]
Portfolio Turnover Rate[4]	2%	7%	6%	6%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
25

ESG U.S. Stock ETF
Notes to Financial Statements
Vanguard ESG U.S. Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.  ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
26

ESG U.S. Stock ETF
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
27

ESG U.S. Stock ETF
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $217,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
28

ESG U.S. Stock ETF
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,897,644	94	—	5,897,738
Temporary Cash Investments	32,611	—	—	32,611
Total	5,930,255	94	—	5,930,349

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	267	—	—	267
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,004,623
Gross Unrealized Appreciation	715,504
Gross Unrealized Depreciation	(790,045)
Net Unrealized Appreciation (Depreciation)	(74,541)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $95,408,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2023, the fund purchased $360,100,000 of investment securities and sold $354,714,000 of investment securities, other than temporary cash investments. Purchases and sales include $259,612,000 and $247,026,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $26,039,000 and sales were $14,640,000, resulting in net realized loss of $6,131,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
29

ESG U.S. Stock ETF
F.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	Shares (000)	Shares (000)
Issued	4,025	25,425
Issued in Lieu of Cash Distributions	—	—
Redeemed	(3,675)	(2,950)
Net Increase (Decrease) in Shares Outstanding	350	22,475
G.  Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q43932 042023

Semiannual Report  |  February 28, 2023
Vanguard ESG International Stock ETF

Contents
AboutYour Fund's Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
ESG International Stock ETF	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,066.40	$0.61
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.20	0.60
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.12%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

ESG International Stock ETF
Fund Allocation
As of February 28, 2023

Japan	16.7%
United Kingdom	8.2
China	7.3
Canada	6.8
Switzerland	6.4
Taiwan	5.9
Germany	5.6
Australia	5.2
France	4.6
India	3.8
South Korea	3.8
Netherlands	3.5
Sweden	2.4
Denmark	2.1
Hong Kong	1.9
Italy	1.7
Spain	1.5
Brazil	1.4
South Africa	1.1
Singapore	1.1
Other	9.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

ESG International Stock ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Australia (5.2%)
	Commonwealth Bank of Australia	279,677	18,895
	CSL Ltd.	79,931	15,904
	National Australia Bank Ltd.	526,848	10,605
	Westpac Banking Corp.	578,227	8,744
	ANZ Group Holdings Ltd.	497,418	8,228
	Macquarie Group Ltd.	56,408	7,163
	Wesfarmers Ltd.	181,205	5,866
	Transurban Group	502,427	4,781
	Goodman Group	317,733	4,227
	Fortescue Metals Group Ltd.	267,924	3,839
	Amcor plc	247,924	2,750
	QBE Insurance Group Ltd.	266,592	2,697
	Newcrest Mining Ltd. (XASX)	144,156	2,207
	Brambles Ltd.	248,445	2,147
	Telstra Group Ltd.	742,083	2,073
	Suncorp Group Ltd.	233,705	2,016
	Scentre Group	990,853	1,979
	Sonic Healthcare Ltd.	88,284	1,910
	Cochlear Ltd.	12,176	1,816
	ASX Ltd.	36,359	1,661
	James Hardie Industries plc	78,149	1,628
	Computershare Ltd.	95,697	1,592
	Mineral Resources Ltd.	27,737	1,532
	Insurance Australia Group Ltd.	467,996	1,461
	Northern Star Resources Ltd.	201,376	1,405
	Ramsay Health Care Ltd.	30,466	1,381
	Dexus	225,761	1,276
	Stockland	493,408	1,271
	GPT Group	387,646	1,224
*	Pilbara Minerals Ltd.	438,876	1,223
		Shares	Market Value• ($000)
	Mirvac Group	788,356	1,200
	BlueScope Steel Ltd.	93,197	1,192
	Atlas Arteria Ltd.	247,384	1,137
	Medibank Pvt Ltd.	505,360	1,133
	SEEK Ltd.	68,501	1,110
*	Xero Ltd.	21,211	1,105
	WiseTech Global Ltd.	26,072	1,102
	OZ Minerals Ltd.	57,443	1,080
	Vicinity Ltd.	742,302	1,016
	IGO Ltd.	114,201	1,004
	Orica Ltd.	87,778	954
*	Lynas Rare Earths Ltd.	165,611	910
	carsales.com Ltd.	57,181	870
	Incitec Pivot Ltd.	377,128	868
	Steadfast Group Ltd.	214,871	841
	Charter Hall Group	91,377	814
	Bendigo & Adelaide Bank Ltd.	118,033	775
	Lendlease Corp. Ltd.	140,308	718
	JB Hi-Fi Ltd.	25,368	712
	IDP Education Ltd.	36,544	703
	Bank of Queensland Ltd.	142,268	674
*	NEXTDC Ltd.	97,675	672
	REA Group Ltd.	7,998	659
	Aurizon Holdings Ltd.	263,545	586
	Challenger Ltd.	104,825	526
	Evolution Mining Ltd.	286,158	524
	Orora Ltd.	218,968	518
	Iluka Resources Ltd.	73,785	514
	Alumina Ltd.	484,636	489
*	Qantas Airways Ltd.	104,431	449
	Cleanaway Waste Management Ltd.	245,873	438
	Altium Ltd.	16,553	434
	Qube Holdings Ltd.	200,860	434
	nib holdings Ltd.	80,923	413
	Super Retail Group Ltd.	45,863	399
	Domino's Pizza Enterprises Ltd.	10,312	345
	Technology One Ltd.	34,158	341
*	AMP Ltd.	486,748	338
4

ESG International Stock ETF
		Shares	Market Value• ($000)
	Perpetual Ltd.	20,323	332
	Breville Group Ltd.	23,294	330
	Nine Entertainment Co. Holdings Ltd.	250,746	326
	Reece Ltd.	29,269	324
	InvoCare Ltd.	50,620	322
*	Webjet Ltd.	66,807	308
	Champion Iron Ltd.	62,029	305
	National Storage REIT	180,107	304
	Ansell Ltd.	16,478	300
	Downer EDI Ltd.	139,875	296
	Eagers Automotive Ltd.	30,261	278
*	Liontown Resources Ltd.	273,099	248
	Perseus Mining Ltd.	185,095	245
	Sandfire Resources Ltd.	61,920	244
	Reliance Worldwide Corp. Ltd.	99,550	240
	Pro Medicus Ltd.	5,705	233
	Data#3 Ltd.	46,746	233
	Sims Ltd.	21,298	227
	Credit Corp. Group Ltd.	15,994	218
	ARB Corp. Ltd.	10,182	218
*	Chalice Mining Ltd.	46,962	200
	IRESS Ltd.	31,279	195
*	Flight Centre Travel Group Ltd.	15,412	194
	GDI Property Group Partnership	366,675	192
	Domain Holdings Australia Ltd.	90,964	189
	EVT Ltd.	21,129	185
	Nufarm Ltd.	46,719	182
	Region RE Ltd.	103,109	176
*	Sayona Mining Ltd.	1,094,334	171
	Premier Investments Ltd.	9,311	170
*	De Grey Mining Ltd.	179,720	168
	Insignia Financial Ltd.	74,554	164
	AUB Group Ltd.	8,826	164
*	PolyNovo Ltd.	93,871	155
*	Syrah Resources Ltd.	122,456	154
	Harvey Norman Holdings Ltd.	59,147	153
	TPG Telecom Ltd.	44,717	152
	HUB24 Ltd.	7,789	151
	Brickworks Ltd.	9,006	149
	Lifestyle Communities Ltd.	12,338	140
	Corporate Travel Management Ltd.	11,631	139
	Gold Road Resources Ltd.	136,566	135
*	Boral Ltd.	54,758	134
	CSR Ltd.	38,883	133
	GrainCorp Ltd. Class A	24,863	131
	Centuria Capital Group	111,358	129
		Shares	Market Value• ($000)
*	West African Resources Ltd.	201,913	126
*	Telix Pharmaceuticals Ltd.	26,210	123
	Regis Resources Ltd.	101,994	119
	Lovisa Holdings Ltd.	7,385	119
	IPH Ltd.	20,867	113
	Nickel Industries Ltd.	167,803	110
	Elders Ltd.	17,352	109
	GUD Holdings Ltd.	15,533	107
*	Capricorn Metals Ltd.	41,161	105
	Helia Group Ltd.	44,810	104
	Bapcor Ltd.	22,696	102
	Link Administration Holdings Ltd.	65,491	101
	Deterra Royalties Ltd.	33,642	101
	Healius Ltd.	54,378	100
	Magellan Financial Group Ltd.	17,186	98
	Ingenia Communities Group	36,930	98
*	Lake Resources NL	230,973	96
*	Bellevue Gold Ltd.	123,881	89
*	ioneer Ltd.	350,440	89
*	SiteMinder Ltd.	32,433	89
*,1	Life360 Inc.	25,790	88
*	PEXA Group Ltd.	10,938	87
	Blackmores Ltd.	1,556	83
	Clinuvel Pharmaceuticals Ltd.	6,454	83
	NRW Holdings Ltd.	48,672	83
	GQG Partners Inc.	82,172	82
	Newcrest Mining Ltd. (XTSE)	5,301	82
*	Megaport Ltd.	21,216	80
*	Imugene Ltd.	915,985	80
	Johns Lyng Group Ltd.	18,617	78
*	Nanosonics Ltd.	25,467	77
*	Judo Capital Holdings Ltd.	79,207	76
	Costa Group Holdings Ltd.	42,281	74
*	Calix Ltd.	19,160	74
	Bega Cheese Ltd.	31,399	73
	Kelsian Group Ltd.	16,498	72
	Collins Foods Ltd.	12,729	71
*	Silver Lake Resources Ltd.	104,630	71
	APM Human Services International Ltd.	45,498	71
	Hotel Property Investments Ltd.	28,618	70
*	Vulcan Energy Resources Ltd.	16,396	70
	Ramelius Resources Ltd.	109,506	66

5

ESG International Stock ETF
		Shares	Market Value• ($000)
	Monadelphous Group Ltd.	8,117	65
	Inghams Group Ltd.	29,955	65
	Myer Holdings Ltd.	102,436	64
	Waypoint REIT Ltd.	34,919	64
	Pinnacle Investment Management Group Ltd.	10,358	64
*	Mincor Resources NL	73,765	62
*	Mesoblast Ltd.	92,240	61
*	Macquarie Telecom Group Ltd.	1,451	58
	Netwealth Group Ltd.	6,176	56
*	Tyro Payments Ltd.	50,654	56
*	Omni Bridgeway Ltd.	25,860	53
	Hansen Technologies Ltd.	16,814	53
	Adbri Ltd.	45,521	52
	Imdex Ltd.	32,604	51
*	Leo Lithium Ltd.	145,596	51
	Infomedia Ltd.	52,246	49
	HMC Capital Ltd.	16,860	49
	Arena REIT	18,438	48
*	Resolute Mining Ltd.	283,516	47
	Nick Scali Ltd.	7,198	47
*,2	AVZ Minerals Ltd.	358,175	47
*	BrainChip Holdings Ltd.	130,435	47
*	Perenti Ltd.	64,587	46
*	Nuix Ltd.	51,812	46
*	Eclipx Group Ltd.	30,424	45
*	Neometals Ltd.	75,493	45
	McMillan Shakespeare Ltd.	4,540	44
*	OFX Group Ltd.	33,880	44
*	Audinate Group Ltd.	7,468	42
	Accent Group Ltd.	27,592	41
*	Temple & Webster Group Ltd.	17,109	40
	29Metals Ltd.	37,737	40
	Select Harvests Ltd.	13,463	38
	G8 Education Ltd.	46,012	38
*	Novonix Ltd.	36,080	38
	Solvar Ltd.	28,545	38
	MyState Ltd.	13,978	37
	oOh!media Ltd.	34,176	36
*	Paradigm Biopharmaceuticals Ltd.	39,491	36
*	Jervois Global Ltd.	293,185	35
*	St. Barbara Ltd.	93,071	34
*	Mount Gibson Iron Ltd.	86,412	33
	Mayne Pharma Group Ltd.	14,939	33
	SmartGroup Corp. Ltd.	7,607	33
	Platinum Asset Management Ltd.	25,787	32
*	Aussie Broadband Ltd.	15,404	32
		Shares	Market Value• ($000)
	Ardent Leisure Group Ltd.	67,417	31
*	Westgold Resources Ltd.	47,965	31
*	Australian Agricultural Co. Ltd.	26,373	30
	Abacus Property Group	15,527	30
	Sigma Healthcare Ltd.	65,743	30
	Praemium Ltd.	55,192	30
	Cromwell Property Group	61,810	28
	Cedar Woods Properties Ltd.	8,900	26
	Australian Ethical Investment Ltd.	10,797	25
	Australian Clinical Labs Ltd.	10,261	25
	Oceania Healthcare Ltd.	49,307	24
	Regis Healthcare Ltd.	20,849	22
*	Opthea Ltd.	38,906	22
	Appen Ltd.	13,536	21
*	Alkane Resources Ltd.	46,844	21
	Service Stream Ltd.	42,534	20
	Bravura Solutions Ltd.	34,936	20
*	Incannex Healthcare Ltd.	207,332	20
*,3	Zip Co. Ltd.	60,325	20
*	Seven West Media Ltd.	69,834	19
*	Aurelia Metals Ltd.	214,644	16
	Emeco Holdings Ltd.	28,238	14
	Australian Finance Group Ltd.	13,403	14
*	Redbubble Ltd.	46,071	14
*	Bubs Australia Ltd.	75,873	13
	Jupiter Mines Ltd.	74,019	12
	Estia Health Ltd.	7,959	11
*	Australian Strategic Materials Ltd.	10,534	11
	Growthpoint Properties Australia Ltd.	4,631	10
	Southern Cross Media Group Ltd.	14,219	10
	Integral Diagnostics Ltd.	5,401	10
	GWA Group Ltd.	7,421	9
	SG Fleet Group Ltd.	6,490	9
*	Andromeda Metals Ltd.	324,268	9
*	Fineos Corp. Ltd.	9,886	9
*	Superloop Ltd.	18,891	8
*	Starpharma Holdings Ltd. Class A	19,552	7
	Dicker Data Ltd.	1,282	7
	Navigator Global Investments Ltd.	7,694	6
*	AMA Group Ltd.	35,873	6
	Humm Group Ltd.	18,121	6
	Baby Bunting Group Ltd.	4,663	6

6

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Dubber Corp. Ltd.	28,503	6
*	EML Payments Ltd.	16,303	5
*	Kogan.com Ltd.	1,985	5
	Pact Group Holdings Ltd.	2,475	2
*	City Chic Collective Ltd.	7,253	2
			167,890
Austria (0.2%)
	Erste Group Bank AG	57,892	2,272
*,1	BAWAG Group AG	18,272	1,137
	Wienerberger AG	20,043	623
	ANDRITZ AG	9,721	600
*	Raiffeisen Bank International AG	23,677	395
	Oesterreichische Post AG	5,524	195
	Lenzing AG	1,818	138
	AT&S Austria Technologie & Systemtechnik AG	4,104	135
	CA Immobilien Anlagen AG	4,074	116
	Vienna Insurance Group AG Wiener Versicherung Gruppe	3,955	111
*	Telekom Austria AG Class A	12,522	94
	UNIQA Insurance Group AG	10,364	88
*	DO & CO AG	675	77
*	IMMOFINANZ AG	4,805	63
	Palfinger AG	963	32
	Strabag SE	534	21
	Porr AG	657	10
	Agrana Beteiligungs AG	168	3
*,2	S IMMO AG Rights	5,093	—
			6,110
Belgium (0.7%)
	KBC Group NV	47,392	3,539
*	Argenx SE	9,220	3,356
	UCB SA	21,223	1,824
	Solvay SA	14,584	1,666
	Ageas SA/NV	34,526	1,558
	Groupe Bruxelles Lambert NV	12,557	1,054
	Elia Group SA/NV	7,350	968
	Warehouses De Pauw CVA	27,006	824
	Ackermans & van Haaren NV	4,798	812
	Aedifica SA	8,575	725
	D'ieteren Group	3,291	638
	KBC Ancora	10,933	566
	Cofinimmo SA	6,006	553
	Sofina SA	2,157	537
	Euronav NV	22,638	415
		Shares	Market Value• ($000)
	Lotus Bakeries NV	62	403
	Melexis NV	2,735	296
	Proximus SADP	25,171	232
	Xior Student Housing NV	6,903	231
	Barco NV	8,094	230
	Bekaert SA	4,289	189
	Montea NV	1,552	128
	Shurgard Self Storage Ltd.	2,584	126
	VGP NV	1,391	125
	Telenet Group Holding NV	5,684	88
	Fagron	5,238	85
*	Deme Group NV	677	85
*	AGFA-Gevaert NV	25,005	74
*	Ontex Group NV	8,272	65
*	Kinepolis Group NV	1,404	62
	Retail Estates NV	838	61
	Wereldhave Belgium Comm VA	768	46
	Gimv NV	870	40
	Econocom Group SA/NV	12,005	39
	bpost SA	5,723	31
*	Orange Belgium SA	1,695	29
	Van de Velde NV	515	17
*,3	Mithra Pharmaceuticals SA	4,981	13
			21,730
Brazil (1.4%)
	UBS Group AG (Registered)	500,574	10,880
	Itau Unibanco Holding SA Preference Shares	719,478	3,495
	B3 SA - Brasil Bolsa Balcao	999,030	2,013
	Banco Bradesco SA Preference Shares	802,106	2,004
	WEG SA	239,562	1,792
	Localiza Rent a Car SA	124,297	1,317
	Itausa SA Preference Shares	819,211	1,288
	Suzano SA	117,825	1,074
	Banco do Brasil SA	136,304	1,049
	Gerdau SA Preference Shares	163,000	891
	Raia Drogasil SA	171,020	741
	BB Seguridade Participacoes SA	111,200	727
	Equatorial Energia SA	148,776	723
	Banco BTG Pactual SA	184,700	713
	Rumo SA	196,579	674
	Itau Unibanco Holding SA	161,000	668
	Banco Bradesco SA	298,735	664
[1]	Rede D'Or Sao Luiz SA	127,830	624

7

ESG International Stock ETF
		Shares	Market Value• ($000)
*,1	Hapvida Participacoes e Investimentos SA	652,474	560
	Lojas Renner SA	152,542	543
	Cia de Saneamento Basico do Estado de Sao Paulo	52,630	520
	Sendas Distribuidora SA	148,600	515
	Telefonica Brasil SA	69,000	513
	Hypera SA	59,700	475
	Klabin SA	125,900	468
	Natura & Co. Holding SA	156,287	457
	CCR SA	192,758	405
	TOTVS SA	69,988	365
	Alupar Investimento SA	70,300	365
*	Magazine Luiza SA	496,916	341
	Transmissora Alianca de Energia Eletrica SA	48,000	325
	Cia Siderurgica Nacional SA	96,334	307
	Banco Santander Brasil SA	56,032	303
	Energisa SA	40,300	298
	Cia Energetica de Minas Gerais	97,563	289
	TIM SA	115,300	270
	Aliansce Sonae Shopping Centers SA	72,180	235
	Cia Energetica de Minas Gerais Preference Shares	109,886	220
	Metalurgica Gerdau SA Preference Shares	91,100	219
	Atacadao SA	84,300	217
	Tres Tentos Agroindustrial SA	83,800	204
	Santos Brasil Participacoes SA	123,581	189
	Bradespar SA Preference Shares	35,309	187
*	Marcopolo SA Preference Shares	296,900	179
*,1	GPS Participacoes e Empreendimentos SA	77,500	175
*	Multiplan Empreendimentos Imobiliarios SA	34,700	167
	Mahle-Metal Leve SA	26,600	164
	Sao Martinho SA	31,500	164
	Auren Energia SA	58,032	164
	Porto Seguro SA	32,200	163
*	BRF SA	136,780	161
	M Dias Branco SA	25,000	160
	Cielo SA	158,700	146
	SLC Agricola SA	15,100	142
	Unipar Carbocloro SA Preference Shares Class B	8,521	129
		Shares	Market Value• ($000)
	Iguatemi SA	34,812	129
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	50,200	127
	Arezzo Industria e Comercio SA	8,000	114
	Grupo De Moda Soma SA	65,888	111
	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	10,100	111
	Cia de Saneamento de Minas Gerais-COPASA	40,200	109
	Fleury SA	39,604	107
	Raizen SA Preference Shares	179,700	106
*	Omega Energia SA	60,353	106
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	34,200	98
	Odontoprev SA	44,610	98
*	Cogna Educacao	238,500	92
	AES Brasil Energia SA	48,377	92
*	Grupo Mateus SA	85,700	92
	Fras-Le SA	44,500	91
	Cia de Saneamento do Parana	27,700	90
*	Via SA	236,200	87
	Minerva SA	39,707	86
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,600	84
	Instituto Hermes Pardini SA	22,300	82
	SIMPAR SA	58,300	80
	Pet Center Comercio e Participacoes SA	62,300	77
	CM Hospitalar SA	23,000	77
	BR Properties SA	1,637	75
*	Azul SA Preference Shares	55,263	75
	JHSF Participacoes SA	92,000	74
*	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	17,400	72
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	53,400	70
*	Dexco SA	55,418	69
	Grendene SA	53,800	68
	Cia Brasileira de Distribuicao	22,800	68
	Camil Alimentos SA	43,400	67
*	Alpargatas SA Preference Shares	36,500	66

8

ESG International Stock ETF
		Shares	Market Value• ($000)
*,1	Locaweb Servicos de Internet SA	69,900	65
	LOG Commercial Properties e Participacoes SA	22,667	64
	Movida Participacoes SA	48,400	61
	Marfrig Global Foods SA	48,705	59
*	Anima Holding SA	94,213	57
	Vivara Participacoes SA	13,800	57
	Direcional Engenharia SA	18,900	56
*	Gol Linhas Aereas Inteligentes SA Preference Shares	52,479	55
	YDUQS Participacoes SA	40,900	55
	Wilson Sons Holdings Brasil SA	28,300	55
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	10,900	54
	Vulcabras Azaleia SA	24,400	54
	MRV Engenharia e Participacoes SA	45,800	52
	Banco Pan SA Preference Shares	53,100	52
*	Smartfit Escola de Ginastica e Danca SA	17,300	51
	Blau Farmaceutica SA	9,300	51
*	IRB Brasil Resseguros SA	13,936	50
*	Zamp SA	54,706	50
	EcoRodovias Infraestrutura e Logistica SA	63,100	49
*	Lojas Quero Quero SA	64,700	49
	Boa Vista Servicos SA	33,200	48
	Tupy SA	8,800	46
	Usinas Siderurgicas de Minas Gerais SA Usiminas	30,700	43
*	Hidrovias do Brasil SA	121,500	43
	Randon SA Implementos e Participacoes Preference Shares	27,400	42
*	Oncoclinicas do Brasil Servicos Medicos SA	28,700	42
	Wiz Co.	31,400	40
	Light SA	81,800	39
	Cia Brasileira de Aluminio	19,100	38
*	CVC Brasil Operadora e Agencia de Viagens SA	63,210	37
	Iochpe Maxion SA	16,900	36
	Grupo SBF SA	22,200	35
	Hospital Mater Dei SA	21,700	35
		Shares	Market Value• ($000)
	Armac Locacao Logistica E Servicos SA	12,400	32
*	Infracommerce CXAAS SA	80,894	31
	Ambipar Participacoes e Empreendimentos SA	7,800	30
	Bradespar SA	6,300	30
	Even Construtora e Incorporadora SA	32,600	28
*	Empreendimentos Pague Menos SA	39,300	26
	Multilaser Industrial SA	58,000	25
	Cia de Saneamento do Parana Preference Shares	37,400	24
*	Guararapes Confeccoes SA	26,100	22
	Qualicorp Consultoria e Corretora de Seguros SA	24,900	22
*,1	Meliuz SA	133,005	22
	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	82,700	21
	Ez Tec Empreendimentos e Participacoes SA	7,700	19
*	Sequoia Logistica e Transportes SA	22,000	14
*	Iguatemi SA Preference Shares	4,931	8
*	Localiza Rent a Car SA	528	5
			46,970
Canada (6.8%)
	Royal Bank of Canada	229,863	23,338
	Toronto-Dominion Bank	297,422	19,803
	Canadian Pacific Railway Ltd.	151,790	11,528
	Canadian National Railway Co.	99,492	11,332
	Bank of Montreal	113,280	10,736
	Bank of Nova Scotia	195,368	9,656
*	Shopify Inc. Class A (XNYS)	180,518	7,432
	Nutrien Ltd.	87,004	6,779
	Canadian Imperial Bank of Commerce	140,062	6,405
[3]	Manulife Financial Corp.	303,424	6,000
	Waste Connections Inc.	43,409	5,813
[3]	Sun Life Financial Inc.	90,671	4,382
	Franco-Nevada Corp.	32,282	4,121
	Intact Financial Corp.	27,959	4,016
	National Bank of Canada	52,056	3,823
	Thomson Reuters Corp.	29,014	3,514
	Agnico Eagle Mines Ltd.	75,530	3,477

9

ESG International Stock ETF
		Shares	Market Value• ($000)
*	CGI Inc.	38,078	3,414
	Restaurant Brands International Inc.	51,396	3,317
	Wheaton Precious Metals Corp.	78,582	3,274
	Dollarama Inc.	48,626	2,809
	Magna International Inc.	46,626	2,599
	Fairfax Financial Holdings Ltd.	3,434	2,401
	Loblaw Cos. Ltd.	27,096	2,316
	Shaw Communications Inc. Class B	71,182	2,062
	First Quantum Minerals Ltd.	93,879	2,051
	BCE Inc.	42,885	1,897
	Metro Inc. Class A	34,515	1,793
	Open Text Corp.	48,676	1,676
	TFI International Inc.	13,696	1,671
	George Weston Ltd.	12,591	1,577
	TELUS Corp.	71,823	1,428
	Canadian Apartment Properties REIT	37,870	1,372
	Toromont Industries Ltd.	16,403	1,353
[1]	Hydro One Ltd.	52,002	1,349
	CCL Industries Inc. Class B	26,997	1,298
	Saputo Inc.	44,841	1,201
	Ritchie Bros Auctioneers Inc.	19,092	1,168
	RioCan REIT	70,562	1,117
	Gildan Activewear Inc.	34,305	1,090
	Element Fleet Management Corp.	74,334	1,062
*	Descartes Systems Group Inc.	14,372	1,060
	West Fraser Timber Co. Ltd.	13,865	1,041
	iA Financial Corp. Inc.	14,496	973
	Granite REIT	15,768	951
	FirstService Corp.	6,663	913
	Great-West Lifeco Inc.	33,166	905
	Yamana Gold Inc.	173,297	886
	Brookfield Infrastructure Corp. Class A	19,998	863
	Kinross Gold Corp.	227,989	842
	Choice Properties REIT	75,015	814
	TMX Group Ltd.	8,021	800
*	Ivanhoe Mines Ltd. Class A	95,270	796
	Lundin Mining Corp.	127,479	793
	Alamos Gold Inc. Class A	74,892	763
	H&R REIT	75,050	721
	GFL Environmental Inc. (XTSE)	23,445	713
	Canadian Utilities Ltd. Class A	26,760	702
		Shares	Market Value• ($000)
	First Capital REIT	52,589	688
*	Kinaxis Inc.	5,699	662
	B2Gold Corp.	185,335	633
	Finning International Inc.	24,699	626
*	Air Canada	41,310	609
	Colliers International Group Inc.	4,928	572
	Canadian Western Bank	27,895	568
	SSR Mining Inc.	41,220	564
	SmartCentres REIT	26,909	546
	CI Financial Corp.	48,791	535
	BRP Inc.	6,138	532
	Boardwalk REIT	11,581	501
*	Bausch Health Cos. Inc.	52,787	492
	Onex Corp.	9,137	489
	Boyd Group Services Inc.	3,089	489
*	BlackBerry Ltd.	108,579	422
	Quebecor Inc. Class B	17,577	416
	Chartwell Retirement Residences	60,881	411
	Primo Water Corp.	25,477	395
*	Aritzia Inc.	12,778	389
	Dream Industrial REIT	33,099	358
	Methanex Corp.	6,951	351
	Linamar Corp.	6,420	349
*	Shopify Inc. Class A (XTSE)	8,338	343
*	Lithium Americas Corp.	14,225	336
	Osisko Gold Royalties Ltd. (XTSE)	25,466	334
*	Lightspeed Commerce Inc.	21,578	330
	Innergex Renewable Energy Inc.	29,217	311
	Artis REIT	45,861	305
	Tricon Residential Inc.	37,718	305
	Premium Brands Holdings Corp. Class A	4,067	299
	Definity Financial Corp.	11,350	299
*,1	Nuvei Corp.	9,586	293
	Laurentian Bank of Canada	11,111	281
*	Eldorado Gold Corp.	28,302	264
	Primaris REIT	20,999	235
*	Novagold Resources Inc.	41,492	234
	First Majestic Silver Corp.	38,165	233
	NorthWest Healthcare Properties REIT	33,092	231
	Home Capital Group Inc. Class B	7,115	219
	Cargojet Inc.	2,435	216
*	Ballard Power Systems Inc.	36,402	208
*	OceanaGold Corp.	99,787	203

10

ESG International Stock ETF
		Shares	Market Value• ($000)
	Stella-Jones Inc.	5,508	199
	Enghouse Systems Ltd.	6,219	196
*	IAMGOLD Corp.	85,888	194
	North West Co. Inc.	7,280	189
	Maple Leaf Foods Inc.	8,869	180
	Cascades Inc.	22,753	179
	Dream Office REIT	14,680	175
	Centerra Gold Inc.	24,651	156
*	Canada Goose Holdings Inc.	7,896	148
	IGM Financial Inc.	4,785	146
	Hudbay Minerals Inc.	29,326	145
*	Equinox Gold Corp.	35,947	130
*	Torex Gold Resources Inc.	10,143	125
*	Canfor Corp.	7,130	122
	ECN Capital Corp.	52,397	112
*	Celestica Inc.	8,537	110
	Westshore Terminals Investment Corp.	5,700	105
	Mullen Group Ltd.	9,776	102
	Russel Metals Inc.	3,477	91
	Superior Plus Corp.	10,632	87
	NFI Group Inc.	11,061	74
	Winpak Ltd.	2,273	68
	GFL Environmental Inc.	1,931	59
	Osisko Gold Royalties Ltd.	2,950	39
	Transcontinental Inc. Class A	2,624	30
	Cogeco Communications Inc.	300	15
	First National Financial Corp.	384	11
			222,249
Chile (0.2%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	14,892	1,329
	Banco de Chile	7,050,726	733
	Sociedad Quimica y Minera de Chile SA ADR	5,033	447
	Banco Santander Chile	9,119,203	387
	Sociedad Quimica y Minera de Chile SA Class A	5,194	369
	Cencosud SA	180,668	341
	Empresas CMPC SA	177,691	295
	Cia Sud Americana de Vapores SA	2,906,540	280
	Falabella SA	124,894	275
	Banco de Credito e Inversiones SA	6,091	191
	Parque Arauco SA	127,417	156
	SONDA SA	278,933	137
		Shares	Market Value• ($000)
	CAP SA	15,639	130
	SMU SA	775,148	127
	Inversiones Aguas Metropolitanas SA	180,884	103
	Empresa Nacional de Telecomunicaciones SA	25,073	99
	Cencosud Shopping SA	66,503	95
	Aguas Andinas SA Class A	389,042	93
	Itau CorpBanca Chile SA	38,914,730	84
	Inversiones La Construccion SA	13,884	60
	Ripley Corp. SA	158,688	32
	Plaza SA	20,224	25
			5,788
China (7.2%)
*,1	Meituan Class B	684,755	11,884
	China Construction Bank Corp. Class H	15,388,000	9,406
	JD.com Inc. Class A	395,053	8,782
	Industrial & Commercial Bank of China Ltd. Class H	13,518,000	6,745
	Ping An Insurance Group Co. of China Ltd. Class H	965,000	6,588
*	PDD Holdings Inc. ADR	61,855	5,427
	NetEase Inc.	306,415	4,762
*,1	Wuxi Biologics Cayman Inc.	597,737	4,184
	Yum China Holdings Inc. (XHKG)	69,450	4,086
	Bank of China Ltd. Class H	10,858,000	3,982
	China Merchants Bank Co. Ltd. Class H	719,000	3,902
*,1	Xiaomi Corp. Class B	2,496,200	3,782
*	Trip.com Group Ltd. ADR	89,948	3,198
	Li Ning Co. Ltd.	374,178	3,193
	ANTA Sports Products Ltd.	193,000	2,549
*	China Mengniu Dairy Co. Ltd.	547,120	2,408
	BYD Co. Ltd. Class H	89,000	2,393
	China Life Insurance Co. Ltd. Class H	1,320,000	2,239
*,1	Kuaishou Technology	326,000	2,185
*	Li Auto Inc. ADR	86,765	2,049
	China Resources Land Ltd.	456,000	2,026
*	KE Holdings Inc. ADR	107,276	1,958
	BYD Co. Ltd. Class A	51,950	1,947
	ENN Energy Holdings Ltd.	135,000	1,922
*	NIO Inc. ADR	203,288	1,909

11

ESG International Stock ETF
		Shares	Market Value• ($000)
*	BeiGene Ltd.	106,100	1,839
	ZTO Express Cayman Inc.	76,243	1,829
	H World Group Ltd. ADR	36,377	1,723
	China Overseas Land & Investment Ltd.	682,500	1,694
[1]	Nongfu Spring Co. Ltd. Class H	293,200	1,646
	Contemporary Amperex Technology Co. Ltd. Class A	27,924	1,620
	CSPC Pharmaceutical Group Ltd.	1,471,280	1,581
	Shenzhou International Group Holdings Ltd.	137,484	1,504
	Sunny Optical Technology Group Co. Ltd.	113,500	1,291
	Geely Automobile Holdings Ltd.	951,900	1,237
	Agricultural Bank of China Ltd. Class A	2,806,600	1,185
	Haier Smart Home Co. Ltd. Class A	312,100	1,184
*,1	Innovent Biologics Inc.	239,500	1,165
[1]	Postal Savings Bank of China Co. Ltd. Class H	1,848,000	1,110
	PICC Property & Casualty Co. Ltd. Class H	1,240,000	1,089
	Ping An Insurance Group Co. of China Ltd. Class A	156,500	1,088
*	Vipshop Holdings Ltd. ADR	70,636	1,052
[1]	China Tower Corp. Ltd. Class H	9,434,000	1,022
	Sino Biopharmaceutical Ltd.	1,978,000	1,021
	Agricultural Bank of China Ltd. Class H	2,698,000	935
[1]	Longfor Group Holdings Ltd.	320,300	917
*,1	JD Health International Inc.	128,150	897
	China Merchants Bank Co. Ltd. Class A	163,000	877
*	New Oriental Education & Technology Group Inc.	227,390	877
*	Kingdee International Software Group Co. Ltd.	464,000	867
	Xinyi Solar Holdings Ltd.	798,000	853
	China Pacific Insurance Group Co. Ltd. Class H	314,800	835
	Bank of China Ltd. Class A	1,763,100	821
		Shares	Market Value• ($000)
	China National Building Material Co. Ltd. Class H	920,000	816
	CITIC Securities Co. Ltd. Class H	384,537	815
*	XPeng Inc. Class A	174,300	775
	China Gas Holdings Ltd.	551,633	771
	Sinopharm Group Co. Ltd. Class H	281,300	753
*	Full Truck Alliance Co. Ltd. ADR	107,181	750
	China Yangtze Power Co. Ltd. Class A	243,800	744
	Hengan International Group Co. Ltd.	160,500	738
*	Bilibili Inc.	38,023	736
	Country Garden Services Holdings Co. Ltd.	353,646	658
	China Resources Gas Group Ltd.	151,600	640
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	389,200	628
	China Tourism Group Duty Free Corp. Ltd. Class A	21,120	602
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	13,182	596
*	Alibaba Health Information Technology Ltd.	830,000	594
[1]	China International Capital Corp. Ltd. Class H	270,800	583
	COSCO SHIPPING Holdings Co. Ltd. Class H	562,400	583
	ZTE Corp. Class H	195,400	581
*	Zai Lab Ltd. ADR	15,357	571
	China Pacific Insurance Group Co. Ltd. Class A	141,800	565
	China Hongqiao Group Ltd.	506,500	542
	Tingyi Cayman Islands Holding Corp.	334,000	540
	Kingsoft Corp. Ltd.	162,200	536
	LONGi Green Energy Technology Co. Ltd. Class A	83,932	535
	China Conch Venture Holdings Ltd.	264,500	532
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	44,800	531

12

ESG International Stock ETF
		Shares	Market Value• ($000)
*	TAL Education Group ADR	75,234	529
	Industrial Bank Co. Ltd. Class A	216,800	528
	Bank of Communications Co. Ltd. Class H	880,000	520
	China CITIC Bank Corp. Ltd. Class H	1,123,000	520
	Kingboard Holdings Ltd.	145,500	519
	Country Garden Holdings Co. Ltd.	1,649,000	506
[1]	WuXi AppTec Co. Ltd. Class H	47,236	504
	Wanhua Chemical Group Co. Ltd. Class A	33,372	502
	China Vanke Co. Ltd. Class H	284,500	497
[1]	China Resources Mixc Lifestyle Services Ltd.	89,800	493
*,1	JD Logistics Inc.	272,400	487
	People's Insurance Co. Group of China Ltd. Class H	1,534,000	485
	Great Wall Motor Co. Ltd. Class A	96,000	477
*,1	Haidilao International Holding Ltd.	168,000	465
	China Taiping Insurance Holdings Co. Ltd.	392,200	464
	Weichai Power Co. Ltd. Class H	301,000	447
	New China Life Insurance Co. Ltd. Class H	184,000	446
	360 DigiTech Inc. Class A ADR	21,824	444
	Zhuzhou CRRC Times Electric Co. Ltd.	96,700	441
*	Kanzhun Ltd. ADR	21,700	437
[1]	Ganfeng Lithium Group Co. Ltd. Class H	62,000	433
	Yuexiu Property Co. Ltd.	293,600	432
*,1	Hygeia Healthcare Holdings Co. Ltd.	58,745	428
*	Genscript Biotech Corp.	154,000	422
	WuXi AppTec Co. Ltd. Class A	35,164	419
	Bank of Communications Co. Ltd. Class A	583,600	412
	Haitong Securities Co. Ltd. Class H	637,200	410
*,1	Akeso Inc. Class B	80,000	408
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	90,400	405
*	Tongcheng Travel Holdings Ltd.	203,200	403
		Shares	Market Value• ($000)
	Muyuan Foods Co. Ltd. Class A	55,912	399
	SF Holding Co. Ltd. Class A	51,100	396
	Yangzijiang Shipbuilding Holdings Ltd.	412,700	395
	China Medical System Holdings Ltd.	262,000	394
	Ping An Bank Co. Ltd. Class A	196,800	390
*	GDS Holdings Ltd. Class A	153,341	371
	Zhejiang Expressway Co. Ltd. Class H	450,000	363
	BYD Electronic International Co. Ltd.	124,500	363
	Great Wall Motor Co. Ltd. Class H	269,500	358
[1]	CSC Financial Co. Ltd. Class H	362,500	356
*,1	ZhongAn Online P&C Insurance Co. Ltd. Class H	122,800	354
	Haier Smart Home Co. Ltd. Class H	99,200	351
[1]	Yadea Group Holdings Ltd.	162,000	348
	Aier Eye Hospital Group Co. Ltd. Class A	76,496	344
*	JinkoSolar Holding Co. Ltd. ADR	6,407	340
	China Galaxy Securities Co. Ltd. Class H	665,000	331
	CMOC Group Ltd. Class A	385,700	328
	Luxshare Precision Industry Co. Ltd. Class A	75,899	327
	CRRC Corp. Ltd. Class A	395,300	325
[1,3]	Pop Mart International Group Ltd.	116,600	325
	Hangzhou Tigermed Consulting Co. Ltd. Class A	19,400	322
	China Cinda Asset Management Co. Ltd. Class H	2,436,000	317
*	Canadian Solar Inc.	7,890	314
[1]	China Resources Pharmaceutical Group Ltd.	376,500	310
	CITIC Securities Co. Ltd. Class A	103,345	307
	Bosideng International Holdings Ltd.	544,000	302
[1]	3SBio Inc.	302,500	300
	TravelSky Technology Ltd. Class H	151,000	298

13

ESG International Stock ETF
		Shares	Market Value• ($000)
	Far East Horizon Ltd.	336,000	297
	China Minsheng Banking Corp. Ltd. Class H	825,500	285
	Shenzhen Inovance Technology Co. Ltd. Class A	27,000	285
	Tongwei Co. Ltd. Class A	47,208	285
	Minth Group Ltd.	108,000	281
	Autohome Inc. ADR	9,228	281
	Sungrow Power Supply Co. Ltd. Class A	16,218	279
	GF Securities Co. Ltd. Class A	118,500	278
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	6,200	276
*	Chindata Group Holdings Ltd. ADR	40,752	276
	China Vanke Co. Ltd. Class A	110,700	273
[1]	Guotai Junan Securities Co. Ltd. Class H	228,800	271
	Fosun International Ltd.	329,500	270
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	463,800	268
	Weichai Power Co. Ltd. Class A	149,000	267
	Poly Developments & Holdings Group Co. Ltd. Class A	122,600	267
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	60,600	266
[1]	Hansoh Pharmaceutical Group Co. Ltd.	148,000	266
	Jiangxi Copper Co. Ltd. Class H	168,000	265
	Beijing Enterprises Water Group Ltd.	1,044,000	262
	Industrial & Commercial Bank of China Ltd. Class A	416,000	258
*,1	Hua Hong Semiconductor Ltd.	66,757	256
	Shanghai Pudong Development Bank Co. Ltd. Class A	247,700	256
*	HUTCHMED China Ltd.	77,500	256
	JOYY Inc. ADR	8,060	253
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	86,000	252
[1]	Huatai Securities Co. Ltd. Class H	222,400	250
		Shares	Market Value• ($000)
	Lufax Holding Ltd. ADR	115,893	250
*,1	Koolearn Technology Holding Ltd.	43,500	248
	MINISO Group Holding Ltd. ADR	13,882	248
	Fuyao Glass Industry Group Co. Ltd. Class A	46,000	246
[1]	Topsports International Holdings Ltd.	280,000	245
	C&D International Investment Group Ltd.	76,000	245
	China CITIC Bank Corp. Ltd. Class A	340,800	242
	Xtep International Holdings Ltd.	212,000	240
	BOE Technology Group Co. Ltd. Class A	398,100	239
	China Overseas Property Holdings Ltd.	205,000	239
	Haitian International Holdings Ltd.	90,000	235
	China Minsheng Banking Corp. Ltd. Class A	477,700	235
[1]	Jiumaojiu International Holdings Ltd.	97,000	234
	JA Solar Technology Co. Ltd. Class A	26,171	230
	Fu Shou Yuan International Group Ltd.	299,000	225
*	Yihai International Holding Ltd.	77,000	224
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	126,700	223
	Hello Group Inc. ADR	25,303	223
	China Everbright Environment Group Ltd.	544,000	221
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	35,000	220
	Guangzhou Automobile Group Co. Ltd. Class H	344,000	219
*	Microport Scientific Corp.	76,900	218
*,1	New Horizon Health Ltd.	51,500	216
	Beijing Kingsoft Office Software Inc. Class A	5,137	215
	Eve Energy Co. Ltd. Class A	20,300	212
	SAIC Motor Corp. Ltd. Class A	97,700	212
	Sany Heavy Industry Co. Ltd. Class A	78,000	211

14

ESG International Stock ETF
		Shares	Market Value• ($000)
*,1	Luye Pharma Group Ltd.	457,000	210
*,1	Weimob Inc.	350,000	210
	Trina Solar Co. Ltd. Class A	23,655	210
	Flat Glass Group Co. Ltd. Class A	42,100	209
*	Qinghai Salt Lake Industry Co. Ltd. Class A	57,500	205
*	China Southern Airlines Co. Ltd. Class A	179,600	204
	CRRC Corp. Ltd. Class H	444,000	203
	Yuexiu REIT	670,800	203
	China Traditional Chinese Medicine Holdings Co. Ltd.	390,000	202
	China United Network Communications Ltd. Class A	265,700	202
	NAURA Technology Group Co. Ltd. Class A	6,006	201
	Nine Dragons Paper Holdings Ltd.	245,000	200
	Kingboard Laminates Holdings Ltd.	160,500	200
	Shenzhen International Holdings Ltd.	228,500	199
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	137,614	199
	China Jinmao Holdings Group Ltd.	1,010,000	196
	China Everbright Bank Co. Ltd. Class H	671,000	193
	COSCO SHIPPING Holdings Co. Ltd. Class A	124,180	193
*,1	Keymed Biosciences Inc.	24,000	193
*	Air China Ltd. Class A	120,000	192
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	39,300	191
	COSCO SHIPPING Ports Ltd.	290,000	189
	Haitong Securities Co. Ltd. Class A	143,700	189
*	Shanghai International Airport Co. Ltd. Class A	22,376	189
[1]	Jinxin Fertility Group Ltd.	237,000	189
*	Tianqi Lithium Corp. Class A	15,916	188
	Pharmaron Beijing Co. Ltd. Class A	21,880	188
		Shares	Market Value• ($000)
*	Beijing Capital International Airport Co. Ltd. Class H	256,000	187
	Greentown China Holdings Ltd.	136,500	187
	Dongyue Group Ltd.	163,000	185
	Grand Pharmaceutical Group Ltd.	311,500	177
	Chongqing Changan Automobile Co. Ltd. Class A	89,718	173
*,1	Alphamab Oncology	93,000	172
	China Resources Cement Holdings Ltd.	318,000	171
	Shandong Gold Mining Co. Ltd. Class A	62,660	171
	FinVolution Group ADR	33,549	170
*,1	Remegen Co. Ltd. Class H	26,000	170
	CMOC Group Ltd. Class H	294,000	166
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	56,000	165
*	Lifetech Scientific Corp.	432,000	161
	Imeik Technology Development Co. Ltd. Class A	1,900	161
	Sinotruk Hong Kong Ltd.	101,500	160
*	Zhaojin Mining Industry Co. Ltd. Class H	152,500	160
	Fufeng Group Ltd.	250,000	160
	Uni-President China Holdings Ltd.	179,000	157
	Guangzhou Automobile Group Co. Ltd. Class A	93,700	155
	China Meidong Auto Holdings Ltd.	72,000	155
	Iflytek Co. Ltd. Class A	22,200	154
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	72,200	154
*	Tianqi Lithium Corp. Class H	21,400	152
*	Seazen Group Ltd.	444,567	150
	Ganfeng Lithium Group Co. Ltd. Class A	14,294	149
	Yum China Holdings Inc.	2,493	146
	Huangshan Tourism Development Co. Ltd. Class B	175,760	145
*,1	Ping An Healthcare & Technology Co. Ltd.	63,030	144
	Zhejiang Huayou Cobalt Co. Ltd. Class A	16,900	144
	China Lesso Group Holdings Ltd.	136,000	143

15

ESG International Stock ETF
		Shares	Market Value• ($000)
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	8,959	143
	Consun Pharmaceutical Group Ltd.	252,000	143
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	14,400	142
	Xinte Energy Co. Ltd. Class H	64,400	142
	Citic Pacific Special Steel Group Co. Ltd. Class A	48,000	141
	Sany Heavy Equipment International Holdings Co. Ltd.	140,000	140
*,1,3	Haichang Ocean Park Holdings Ltd.	573,000	140
	Tianneng Power International Ltd.	108,000	139
	Guangdong Haid Group Co. Ltd. Class A	15,200	139
	Foxconn Industrial Internet Co. Ltd. Class A	100,400	139
	Shoucheng Holdings Ltd.	663,600	139
*	XD Inc.	43,000	139
	China Yongda Automobiles Services Holdings Ltd.	178,500	138
	Canvest Environmental Protection Group Co. Ltd.	281,000	138
	Baoshan Iron & Steel Co. Ltd. Class A	143,900	136
	China Suntien Green Energy Corp. Ltd. Class H	308,000	135
	Huatai Securities Co. Ltd. Class A	74,500	135
	China Merchants Securities Co. Ltd. Class A	66,620	134
	Chongqing Changan Automobile Co. Ltd. Class B	275,392	133
	Yonyou Network Technology Co. Ltd. Class A	39,600	133
	China Education Group Holdings Ltd.	115,000	132
	JCET Group Co. Ltd. Class A	32,500	132
*	Golden Solar New Energy Technology Holdings Ltd.	122,000	132
*	Air China Ltd. Class H	142,000	131
		Shares	Market Value• ($000)
	China Communications Services Corp. Ltd. Class H	336,000	131
	BOE Varitronix Ltd.	59,000	131
	Hopson Development Holdings Ltd.	127,062	130
[1]	A-Living Smart City Services Co. Ltd.	125,500	129
	Hundsun Technologies Inc. Class A	20,080	129
*,1,3	Shanghai Junshi Biosciences Co. Ltd. Class H	32,400	129
	China Water Affairs Group Ltd.	144,000	128
*	Alibaba Pictures Group Ltd.	2,010,000	127
	SSY Group Ltd.	212,000	127
[1]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	119,000	127
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	30,200	127
[1]	Orient Securities Co. Ltd. Class H	227,600	126
*,1	InnoCare Pharma Ltd.	115,000	126
*	Noah Holdings Ltd. ADR	6,639	124
	Skyworth Group Ltd.	225,111	123
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	30,000	123
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	18,600	120
[1]	Dali Foods Group Co. Ltd.	292,500	118
	Chongqing Rural Commercial Bank Co. Ltd. Class H	343,000	118
*	Gushengtang Holdings Ltd.	16,400	116
[1]	Shandong Gold Mining Co. Ltd. Class H	67,100	115
	Poly Property Services Co. Ltd. Class H	19,000	115
[1]	AsiaInfo Technologies Ltd.	66,000	114
	Digital China Holdings Ltd.	242,000	113
	Focus Media Information Technology Co. Ltd. Class A	119,800	113
	Shenwan Hongyuan Group Co. Ltd. Class A	186,400	113
	China Construction Bank Corp. Class A	139,600	113

16

ESG International Stock ETF
		Shares	Market Value• ($000)
[1]	China New Higher Education Group Ltd.	278,000	113
	Will Semiconductor Co. Ltd. Shanghai Class A	9,045	112
	C&D Property Management Group Co. Ltd.	172,000	112
	Changchun High & New Technology Industry Group Inc. Class A	3,900	111
	ZTE Corp. Class A	23,900	111
*	Gaotu Techedu Inc. ADR	33,082	111
	GoerTek Inc. Class A	35,400	110
	Qinhuangdao Port Co. Ltd. Class A	264,400	110
	Jiangxi Copper Co. Ltd. Class A	39,000	110
*	Yeahka Ltd.	33,200	110
	Huadong Medicine Co. Ltd. Class A	15,700	109
	China Everbright Bank Co. Ltd. Class A	253,300	109
*,1,3	Meitu Inc.	292,000	109
[1]	CanSino Biologics Inc. Class H	14,400	109
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	175,900	108
	China Resources Medical Holdings Co. Ltd.	124,500	108
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	10,400	108
	Sun Art Retail Group Ltd.	295,000	107
	Towngas Smart Energy Co. Ltd.	211,000	107
	Ninestar Corp. Class A	13,800	107
[1]	Red Star Macalline Group Corp. Ltd. Class H	234,200	107
*,1	Yidu Tech Inc.	97,800	107
	China Nonferrous Mining Corp. Ltd.	213,000	107
[1]	Legend Holdings Corp. Class H	95,500	106
*	Advanced Micro-Fabrication Equipment Inc. China Class A	6,958	106
	Vinda International Holdings Ltd.	38,000	105
	Everbright Securities Co. Ltd. Class A	46,500	105
	Sinopec Engineering Group Co. Ltd. Class H	208,500	104
	Montage Technology Co. Ltd. Class A	12,362	103
		Shares	Market Value• ($000)
*	China Eastern Airlines Corp. Ltd. Class H	252,000	102
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	15,200	101
*	Yangzijiang Financial Holding Ltd.	389,200	101
	Inspur Electronic Information Industry Co. Ltd. Class A	17,800	100
*	COFCO Joycome Foods Ltd.	344,000	100
*	Dada Nexus Ltd. ADR	11,215	100
	Shenzhen Transsion Holdings Co. Ltd. Class A	8,643	100
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	373,500	99
[1]	Angelalign Technology Inc.	7,200	99
*	China Southern Airlines Co. Ltd. Class H	134,000	98
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	34,600	98
	Wingtech Technology Co. Ltd. Class A	12,600	98
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	59,100	97
*	China Conch Environment Protection Holdings Ltd.	262,500	97
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	99,500	96
*	Ginlong Technologies Co. Ltd. Class A	4,200	96
[1]	BAIC Motor Corp. Ltd. Class H	351,000	95
	PAX Global Technology Ltd.	107,000	94
	Walvax Biotechnology Co. Ltd. Class A	17,000	94
*	China Ruyi Holdings Ltd.	380,000	94
*,1	Peijia Medical Ltd.	65,000	94
	Hisense Home Appliances Group Co. Ltd.	62,000	93
	Xinyi Energy Holdings Ltd.	288,000	93
	Shengyi Technology Co. Ltd. Class A	34,700	91
	B-Soft Co. Ltd. Class A	68,560	91
	China Risun Group Ltd.	189,000	90

17

ESG International Stock ETF
		Shares	Market Value• ($000)
[1]	Simcere Pharmaceutical Group Ltd.	69,000	90
	China Everbright Ltd.	124,000	89
	Guangzhou Restaurant Group Co. Ltd. Class A	22,000	89
*,1	Venus MedTech Hangzhou Inc. Class H	51,000	89
*	Tongdao Liepin Group	53,600	89
	NetDragon Websoft Holdings Ltd.	38,500	88
*	Guangshen Railway Co. Ltd. Class H	506,000	87
	Bank of Shanghai Co. Ltd. Class A	100,900	87
	Lens Technology Co. Ltd. Class A	47,600	87
	Ming Yang Smart Energy Group Ltd. Class A	23,800	87
	Jiangsu Zhongtian Technology Co. Ltd. Class A	37,400	87
*,1	Zhou Hei Ya International Holdings Co. Ltd.	171,000	86
*	Hainan Meilan International Airport Co. Ltd.	35,000	86
	Central China Securities Co. Ltd. Class H	568,000	85
*	LexinFintech Holdings Ltd. ADR	30,649	85
	Maxscend Microelectronics Co. Ltd. Class A	5,040	85
	GF Securities Co. Ltd. Class H	59,400	84
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	103,900	84
*	Tuya Inc. ADR	40,534	84
	Lee & Man Paper Manufacturing Ltd.	192,000	83
	Yunnan Baiyao Group Co. Ltd. Class A	10,100	83
*,1	Linklogis Inc. Class B	176,500	83
[1]	Blue Moon Group Holdings Ltd.	137,500	83
*	EHang Holdings Ltd. ADR	7,225	83
	Jiangsu Expressway Co. Ltd. Class A	68,400	82
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	9,200	82
*,1	Ocumension Therapeutics	63,500	81
		Shares	Market Value• ($000)
	China Resources Microelectronics Ltd. Class A	10,366	81
	Greentown Service Group Co. Ltd.	120,000	80
	Beijing Tongrentang Co. Ltd. Class A	11,300	80
*,1	Ascentage Pharma Group International	25,200	80
*,1	Microport Cardioflow Medtech Corp.	211,000	80
	China Oriental Group Co. Ltd.	390,000	79
	Concord New Energy Group Ltd.	820,000	78
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	24,500	78
	Shanghai Pudong Construction Co. Ltd. Class A	74,100	78
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	17,500	78
[1]	Shenwan Hongyuan Group Co. Ltd. Class H	394,400	78
	CIFI Holdings Group Co. Ltd.	718,800	77
	Zhejiang NHU Co. Ltd. Class A	28,256	77
	Zhongyu Energy Holdings Ltd.	109,000	76
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	10,200	75
[1]	China Merchants Securities Co. Ltd. Class H	75,660	75
	Chaozhou Three-Circle Group Co. Ltd. Class A	16,100	74
	Henan Shuanghui Investment & Development Co. Ltd. Class A	19,400	74
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	50,200	74
	China Reinsurance Group Corp. Class H	1,035,000	74
[1]	AK Medical Holdings Ltd.	62,000	74
*	Yatsen Holding Ltd. ADR	51,964	74
*	Vnet Group Inc. ADR	18,360	73
	Huaxia Bank Co. Ltd. Class A	97,600	73

18

ESG International Stock ETF
		Shares	Market Value• ($000)
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	79,600	72
	Bethel Automotive Safety Systems Co. Ltd. Class A	6,800	72
	Ming Yuan Cloud Group Holdings Ltd.	106,000	72
	Yanlord Land Group Ltd.	88,100	71
*,1	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	68,400	71
	Orient Securities Co. Ltd. Class A	47,532	70
	CQ Pharmaceutical Holding Co. Ltd. Class A	87,500	70
	Western Region Gold Co. Ltd. Class A	35,600	70
	Sihuan Pharmaceutical Holdings Group Ltd.	595,000	69
	Anhui Expressway Co. Ltd. Class H	74,000	69
	China Overseas Grand Oceans Group Ltd.	178,000	69
	Tiangong International Co. Ltd.	188,000	69
*	Seazen Holdings Co. Ltd. Class A	24,500	69
*	Agile Group Holdings Ltd.	248,000	68
*	Kingsoft Cloud Holdings Ltd. ADR	17,554	68
	Tong Ren Tang Technologies Co. Ltd. Class H	93,000	67
	Shandong Nanshan Aluminum Co. Ltd. Class A	128,400	67
	Guotai Junan Securities Co. Ltd. Class A	32,400	67
*	Canaan Inc. ADR	23,797	67
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	5,400	66
	Joinn Laboratories China Co. Ltd. Class A	7,784	66
	TCL Technology Group Corp. Class A	101,200	65
	Sinotrans Ltd. Class A	114,000	65
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	6,700	65
*,1	China Renaissance Holdings Ltd.	70,200	65
	Zhejiang Hailiang Co. Ltd. Class A	35,700	64
		Shares	Market Value• ($000)
	COSCO SHIPPING Development Co. Ltd. Class A	177,900	64
*	China Eastern Airlines Corp. Ltd. Class A	82,000	64
*	Wellhope Foods Co. Ltd. Class A	35,500	64
	Ningbo Orient Wires & Cables Co. Ltd. Class A	8,100	64
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	57,700	63
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	80,800	63
	China BlueChemical Ltd. Class H	280,000	63
*	Topchoice Medical Corp. Class A	3,004	63
	Beijing United Information Technology Co. Ltd. Class A	5,400	63
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	8,710	63
	Sinoma International Engineering Co. Class A	46,000	62
[1]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	31,500	62
	Lianhe Chemical Technology Co. Ltd. Class A	26,100	62
	Sinomine Resource Group Co. Ltd. Class A	5,740	62
*	Sohu.com Ltd. ADR	4,291	61
	GEM Co. Ltd. Class A	53,900	61
	Gemdale Corp. Class A	43,900	61
*	CMGE Technology Group Ltd.	218,000	61
*,2	China Evergrande Group	473,000	60
	Beijing New Building Materials plc Class A	13,800	60
	Lepu Medical Technology Beijing Co. Ltd. Class A	17,800	60
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,100	60
*	Skshu Paint Co. Ltd. Class A	3,380	60
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	18,800	60

19

ESG International Stock ETF
		Shares	Market Value• ($000)
	DeHua TB New Decoration Materials Co. Ltd. Class A	30,200	60
	Jiangsu Expressway Co. Ltd. Class H	62,000	59
	Poly Property Group Co. Ltd.	248,000	59
*	Guangzhou R&F Properties Co. Ltd. Class H	237,600	59
[1]	China Railway Signal & Communication Corp. Ltd. Class H	162,000	59
*,1	Hope Education Group Co. Ltd.	706,000	59
	Shenzhen Dynanonic Co. Ltd. Class A	1,800	59
	Sino-Ocean Group Holding Ltd.	455,500	58
	Wuxi Taiji Industry Co. Ltd. Class A	70,900	58
	BOE Technology Group Co. Ltd. Class B	122,100	57
	Shaanxi International Trust Co. Ltd. Class A	118,700	57
	Xiamen C & D Inc. Class A	29,900	57
	Beibuwan Port Co. Ltd. Class A	51,190	57
	GoodWe Technologies Co. Ltd. Class A	1,020	57
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	4,900	56
*	TCL Electronics Holdings Ltd.	128,000	55
	Shui On Land Ltd.	446,000	55
	Yintai Gold Co. Ltd. Class A	32,800	55
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	17,400	55
	Hisense Home Appliances Group Co. Ltd. Class A	20,000	55
	Industrial Securities Co. Ltd. Class A	59,880	55
	Zhejiang Juhua Co. Ltd. Class A	20,100	55
	YGSOFT Inc. Class A	46,200	55
	Three's Co. Media Group Co. Ltd. Class A	3,618	55
	Jinke Smart Services Group Co. Ltd. Class H	35,700	55
*	Zhuguang Holdings Group Co. Ltd.	486,000	54
	Lonking Holdings Ltd.	296,000	54
		Shares	Market Value• ($000)
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,400	54
	CPMC Holdings Ltd.	89,000	53
	Sieyuan Electric Co. Ltd. Class A	7,900	53
[1]	China East Education Holdings Ltd.	70,000	53
*	Risen Energy Co. Ltd. Class A	11,800	53
	China Modern Dairy Holdings Ltd.	383,000	52
	Yunnan Aluminium Co. Ltd. Class A	27,100	52
	Grinm Advanced Materials Co. Ltd. Class A	26,600	52
	Kehua Data Co. Ltd. Class A	8,100	52
*	KWG Group Holdings Ltd.	238,500	51
	Gemdale Properties & Investment Corp. Ltd.	644,000	51
	Wens Foodstuffs Group Co. Ltd. Class A	18,000	51
	Angang Steel Co. Ltd. Class A	118,000	51
*,1	Ascletis Pharma Inc.	125,000	51
	Humanwell Healthcare Group Co. Ltd. Class A	13,300	51
	China Railway Signal & Communication Corp. Ltd. Class A	68,875	51
	CSG Holding Co. Ltd. Class B	129,900	50
	China Shineway Pharmaceutical Group Ltd.	57,000	50
*	New Hope Liuhe Co. Ltd. Class A	26,300	50
	LB Group Co. Ltd. Class A	15,800	50
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	18,700	50
	Bank of Chongqing Co. Ltd. Class H	95,000	50
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	2,300	50
	Suzhou TFC Optical Communication Co. Ltd. Class A	8,700	50
	Anjoy Foods Group Co. Ltd. Class A	2,100	50
*	Amlogic Shanghai Co. Ltd. Class A	4,360	50

20

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shenzhen Investment Ltd.	266,000	49
*	Lingyi iTech Guangdong Co. Class A	58,900	49
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	10,200	49
	COFCO Capital Holdings Co. Ltd. Class A	45,800	49
	Shanghai Liangxin Electrical Co. Ltd. Class A	23,700	49
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	4,709	49
	Xingda International Holdings Ltd.	230,000	48
	China Lilang Ltd.	95,000	48
	Kangji Medical Holdings Ltd.	39,500	48
*	I-Mab ADR	11,131	48
	Yuexiu Transport Infrastructure Ltd.	84,000	47
	Comba Telecom Systems Holdings Ltd.	264,000	47
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	62,100	47
	Perfect World Co. Ltd. Class A	23,000	47
	China Galaxy Securities Co. Ltd. Class A	33,800	47
	JNBY Design Ltd.	37,500	47
	Asymchem Laboratories Tianjin Co. Ltd. Class A	2,300	47
*,1	Maoyan Entertainment	42,000	47
	China SCE Group Holdings Ltd.	412,000	47
	Gaona Aero Material Co. Ltd. Class A	7,300	47
	Shanghai Zhonggu Logistics Co. Ltd. Class A	20,400	47
	Tian Lun Gas Holdings Ltd.	73,000	46
[1]	Everbright Securities Co. Ltd. Class H	66,632	46
	Livzon Pharmaceutical Group Inc. Class H	13,300	46
	Taiji Computer Corp. Ltd. Class A	7,400	46
*	DouYu International Holdings Ltd. ADR	36,721	46
	Wuhan DR Laser Technology Corp. Ltd. Class A	2,240	46
		Shares	Market Value• ($000)
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	6,324	46
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	17,500	46
*,1	Kintor Pharmaceutical Ltd.	37,500	46
	AIMA Technology Group Co. Ltd. Class A	5,500	46
	First Tractor Co. Ltd. Class H	90,000	45
	Sichuan Expressway Co. Ltd. Class H	184,000	45
	China Greatwall Technology Group Co. Ltd. Class A	23,900	45
	Health & Happiness H&H International Holdings Ltd.	26,500	45
	China International Marine Containers Group Co. Ltd. Class A	41,450	45
	MLS Co. Ltd. Class A	34,200	45
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	26,300	45
*	Cosmopolitan International Holdings Ltd.	270,000	45
[1]	Sunac Services Holdings Ltd.	113,000	45
	Livzon Pharmaceutical Group Inc. Class A	8,500	44
[1]	Genertec Universal Medical Group Co. Ltd.	77,000	44
*	Youdao Inc. ADR	5,399	44
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	14,900	44
*,1	Archosaur Games Inc.	57,000	44
	CIFI Ever Sunshine Services Group Ltd.	110,000	44
	Sunresin New Materials Co. Ltd. Class A	3,200	44
*	China Railway Materials Co. Ltd. Class A	102,600	44
	Shenzhen SED Industry Co. Ltd. Class A	11,800	44
	Rongsheng Petrochemical Co. Ltd. Class A	22,100	43
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	13,800	43
	Sino Wealth Electronic Ltd. Class A	7,469	43

21

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	6,000	43
	China Automotive Engineering Research Institute Co. Ltd. Class A	12,000	43
*	GOME Retail Holdings Ltd.	2,094,000	42
	COSCO SHIPPING Development Co. Ltd. Class H	320,000	42
	Pou Sheng International Holdings Ltd.	396,000	42
	Guoyuan Securities Co. Ltd. Class A	41,700	42
	Tofflon Science & Technology Group Co. Ltd. Class A	10,300	42
	China Tungsten & Hightech Materials Co. Ltd. Class A	19,100	42
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	11,000	41
	Longshine Technology Group Co. Ltd. Class A	10,300	41
*	Niu Technologies ADR	9,737	41
*	Li Auto Inc. Class A	3,506	41
[1]	Joinn Laboratories China Co. Ltd. Class H	9,380	41
*	China South City Holdings Ltd.	598,000	40
	Caitong Securities Co. Ltd. Class A	35,800	40
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	42,700	40
	Liaoning Port Co. Ltd. Class A	169,500	40
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	13,300	40
	China Jushi Co. Ltd. Class A	18,144	40
	Weihai Guangwei Composites Co. Ltd. Class A	4,200	40
*,1	CStone Pharmaceuticals	80,000	40
*,1	Shimao Services Holdings Ltd.	139,000	40
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	7,100	40
	Foran Energy Group Co. Ltd.	20,600	39
		Shares	Market Value• ($000)
	Shanghai International Port Group Co. Ltd. Class A	50,500	39
*	Q Technology Group Co. Ltd.	65,000	39
*	Cheng De Lolo Co. Ltd. Class A	30,000	39
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	95,300	39
[1]	Pharmaron Beijing Co. Ltd. Class H	6,900	39
	Hangcha Group Co. Ltd. Class A	12,600	39
	Hangzhou Lion Electronics Co. Ltd. Class A	6,000	39
	Sinotrans Ltd. Class H	123,000	38
	Shenzhen Expressway Corp. Ltd. Class H	42,000	38
*	Sinofert Holdings Ltd.	316,000	38
	CSC Financial Co. Ltd. Class A	9,800	38
[1]	Midea Real Estate Holding Ltd.	30,600	38
	Chengtun Mining Group Co. Ltd. Class A	42,200	38
	Chacha Food Co. Ltd. Class A	5,700	38
	Zhejiang HangKe Technology Inc. Co. Class A	5,180	38
	Jiangsu Azure Corp.	18,100	38
	Ningbo Xusheng Group Co. Ltd. Class A	6,500	38
	Changjiang Securities Co. Ltd. Class A	45,300	37
	AVIC Industry-Finance Holdings Co. Ltd. Class A	59,800	37
	Hongfa Technology Co. Ltd. Class A	7,280	37
	Konfoong Materials International Co. Ltd. Class A	3,300	37
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	9,000	37
*	China TransInfo Technology Co. Ltd. Class A	22,600	36
	Changchun Faway Automobile Components Co. Ltd. Class A	26,600	36
	Shenzhen Expressway Corp. Ltd.	27,700	36

22

ESG International Stock ETF
		Shares	Market Value• ($000)
	Huayu Automotive Systems Co. Ltd. Class A	12,900	35
	China Tianying Inc. Class A	45,200	35
	CNHTC Jinan Truck Co. Ltd. Class A	14,420	35
*	Innuovo Technology Co. Ltd. Class A	32,800	35
	Shanghai Medicilon Inc. Class A	1,274	35
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	82,000	34
	Chengdu CORPRO Technology Co. Ltd. Class A	7,900	34
	Daan Gene Co. Ltd. Class A	14,600	34
*,1	Redco Properties Group Ltd.	202,000	34
	First Capital Securities Co. Ltd. Class A	39,600	34
	Shanghai Belling Co. Ltd. Class A	12,400	34
*	LVGEM China Real Estate Investment Co. Ltd.	164,000	34
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	49,600	34
	KWG Living Group Holdings Ltd.	180,906	34
[1]	Medlive Technology Co. Ltd.	27,500	34
*,2	Shimao Group Holdings Ltd.	171,000	33
	Guangdong Provincial Expressway Development Co. Ltd. Class B	44,700	33
*	Hi Sun Technology China Ltd.	321,000	33
	China International Marine Containers Group Co. Ltd. Class H	46,950	33
*	Beijing Dabeinong Technology Group Co. Ltd. Class A	28,100	33
	Oppein Home Group Inc. Class A	1,600	33
*,2	Colour Life Services Group Co. Ltd.	413,159	33
*,1	China Yuhua Education Corp. Ltd.	200,000	33
*	Zhejiang Century Huatong Group Co. Ltd. Class A	52,400	33
		Shares	Market Value• ($000)
	China Kepei Education Group Ltd.	88,000	33
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	1,192	33
	China Foods Ltd.	90,000	32
	WUS Printed Circuit Kunshan Co. Ltd. Class A	13,640	32
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	33,900	32
	Avary Holding Shenzhen Co. Ltd. Class A	7,800	32
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	1,700	32
	Raytron Technology Co. Ltd. Class A	4,763	32
	Shenzhen Topband Co. Ltd. Class A	17,100	32
*,1	Mobvista Inc.	62,000	32
*,2	China Dili Group	378,000	32
	Huaxin Cement Co. Ltd. Class H	28,200	32
	GCL Energy Technology Co. Ltd.	19,800	32
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	790	32
	West China Cement Ltd.	260,000	31
	Shenzhen Gas Corp. Ltd. Class A	30,200	31
	China Meheco Co. Ltd. Class A	13,800	31
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	5,700	31
	Shenzhen Megmeet Electrical Co. Ltd. Class A	7,200	31
	Nantong Jianghai Capacitor Co. Ltd. Class A	9,500	31
	INESA Intelligent Tech Inc. Class B	50,600	30
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	14,600	30
	New China Life Insurance Co. Ltd. Class A	6,600	30
*	Shandong Hi-Speed New Energy Group Ltd.	4,280,000	30
	Beijing Tongtech Co. Ltd. Class A	9,020	30

23

ESG International Stock ETF
		Shares	Market Value• ($000)
	Central China Management Co. Ltd.	355,000	30
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	45,600	30
	Qingdao Sentury Tire Co. Ltd. Class A	6,400	30
	Road King Infrastructure Ltd.	59,000	29
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	43,700	29
[1]	China Everbright Greentech Ltd.	125,000	29
	Red Avenue New Materials Group Co. Ltd. Class A	6,100	29
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	11,000	29
	Yunnan Copper Co. Ltd. Class A	15,700	29
	Sinocare Inc. Class A	5,700	29
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	7,600	29
*,1,2	Evergrande Property Services Group Ltd.	453,500	29
*,2	China Zhongwang Holdings Ltd.	133,200	28
	Shandong Sun Paper Industry JSC Ltd. Class A	15,000	28
*	Tangrenshen Group Co. Ltd. Class A	24,600	28
	Shenzhen Gongjin Electronics Co. Ltd. Class A	20,000	28
	Zhejiang Dingli Machinery Co. Ltd. Class A	3,300	28
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	5,100	28
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	67,800	28
	Huali Industrial Group Co. Ltd. Class A	3,400	28
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	7,000	27
	Beijing Strong Biotechnologies Inc. Class A	9,900	27
*	Times China Holdings Ltd.	184,000	27
		Shares	Market Value• ($000)
	Jointown Pharmaceutical Group Co. Ltd. Class A	13,000	27
*	Guangshen Railway Co. Ltd. Class A	83,800	27
	Shanghai Yuyuan Tourist Mart Group Co. Ltd.	23,900	27
	Anhui Construction Engineering Group Co. Ltd. Class A	35,000	27
	Central China Securities Co. Ltd. Class A	48,600	27
	Shanghai M&G Stationery Inc. Class A	3,500	27
	Victory Giant Technology Huizhou Co. Ltd. Class A	11,000	27
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	11,060	27
	QuakeSafe Technologies Co. Ltd.	3,839	27
*	OneConnect Financial Technology Co. Ltd. ADR	3,969	27
	Angang Steel Co. Ltd. Class H	80,000	26
	Pacific Textiles Holdings Ltd.	77,000	26
*	FIH Mobile Ltd.	243,000	26
*	Jiangsu Hoperun Software Co. Ltd. Class A	7,600	26
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	3,400	26
	SooChow Securities Co. Ltd. Class A	25,400	26
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	19,300	26
	Nanjing Iron & Steel Co. Ltd. Class A	44,500	26
*	Zhejiang Narada Power Source Co. Ltd. Class A	6,900	26
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	14,200	26
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	7,700	26
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	5,700	26
	Hengyi Petrochemical Co. Ltd. Class A	22,400	26

24

ESG International Stock ETF
		Shares	Market Value• ($000)
*,1	Viva Biotech Holdings	128,500	26
	Qingdao Haier Biomedical Co. Ltd. Class A	2,543	26
*	Roshow Technology Co. Ltd. Class A	20,400	26
	Qingling Motors Co. Ltd. Class H	196,000	25
*	Ausnutria Dairy Corp. Ltd.	46,000	25
	Hefei Meiya Optoelectronic Technology Inc. Class A	6,500	25
	G-bits Network Technology Xiamen Co. Ltd. Class A	500	25
*	China Aluminum International Engineering Corp. Ltd. Class A	33,900	25
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	12,600	25
	CSG Holding Co. Ltd. Class A	24,600	25
	Yijiahe Technology Co. Ltd. Class A	4,200	25
*	Sichuan Development Lomon Co. Ltd. Class A	15,400	25
*	Kingnet Network Co. Ltd. Class A	19,700	24
	Shenzhen Sunway Communication Co. Ltd. Class A	8,800	24
	Jiangsu Guotai International Group Co. Ltd.	19,400	24
	Hainan Strait Shipping Co. Ltd. Class A	27,750	24
	China Harmony Auto Holding Ltd.	183,000	24
	Wuhan Jingce Electronic Group Co. Ltd. Class A	2,600	24
	Sanquan Food Co. Ltd. Class A	9,630	24
	Shandong Dawn Polymer Co. Ltd. Class A	9,000	24
	Shanghai Wanye Enterprises Co. Ltd. Class A	9,200	24
	Digital China Group Co. Ltd. Class A	6,200	24
		Shares	Market Value• ($000)
	Chengdu Leejun Industrial Co. Ltd. Class A	21,800	24
	Edan Instruments Inc. Class A	13,000	24
	Chengdu Kanghua Biological Products Co. Ltd. Class A	1,750	24
	Eastroc Beverage Group Co. Ltd. Class A	800	24
*	SOHO China Ltd.	121,000	23
	China Dongxiang Group Co. Ltd.	514,000	23
	Yunnan Tin Co. Ltd. Class A	10,200	23
	Shenzhen Agricultural Products Group Co. Ltd. Class A	28,200	23
	Zhejiang Communications Technology Co. Ltd.	26,400	23
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	9,400	23
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	4,400	23
*	Ningbo Joyson Electronic Corp. Class A	10,200	23
	Shenzhen Desay Battery Technology Co. Class A	3,600	23
*	Advanced Technology & Materials Co. Ltd. Class A	18,300	23
	Zhejiang Wanma Co. Ltd. Class A	15,000	23
	Gree Real Estate Co. Ltd. Class A	15,800	23
	Beijing GeoEnviron Engineering & Technology Inc. Class A	14,600	23
	Beijing eGOVA Co. Ltd. Class A	7,400	23
	Infore Environment Technology Group Co. Ltd. Class A	29,500	23
	Youngor Group Co. Ltd. Class A	24,300	23
	Yankershop Food Co. Ltd. Class A	1,300	23
	CETC Digital Technology Co. Ltd. Class A	6,240	23
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	13,500	23

25

ESG International Stock ETF
		Shares	Market Value• ($000)
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	8,600	23
	Shanghai Huace Navigation Technology Ltd. Class A	5,300	23
	Beijing BDStar Navigation Co. Ltd. Class A	4,600	22
	Sealand Securities Co. Ltd. Class A	44,000	22
	Tayho Advanced Materials Group Co. Ltd. Class A	5,700	22
	Topsec Technologies Group Inc. Class A	13,800	22
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	5,000	22
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	7,657	22
	People.cn Co. Ltd. Class A	8,700	22
	Guangdong Hybribio Biotech Co. Ltd. Class A	8,550	22
	Xinxiang Richful Lube Additive Co. Ltd. Class A	1,300	22
	Wuxi NCE Power Co. Ltd. Class A	1,900	22
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	9,900	22
	KBC Corp. Ltd. Class A	713	22
	Jiangsu Guomao Reducer Co. Ltd. Class A	6,700	22
	Shanghai Industrial Urban Development Group Ltd.	282,000	21
*	China High Speed Transmission Equipment Group Co. Ltd.	51,000	21
	Unisplendour Corp. Ltd. Class A	5,660	21
	Leyard Optoelectronic Co. Ltd. Class A	23,300	21
	IKD Co. Ltd. Class A	5,700	21
[1]	Qingdao Port International Co. Ltd. Class H	43,000	21
	Hangxiao Steel Structure Co. Ltd. Class A	28,100	21
		Shares	Market Value• ($000)
	JL Mag Rare-Earth Co. Ltd. Class A	4,500	21
	Eastern Communications Co. Ltd. Class A	13,600	21
	Black Peony Group Co. Ltd. Class A	19,800	21
	Sinofibers Technology Co. Ltd. Class A	2,700	21
	Bafang Electric Suzhou Co. Ltd. Class A	1,200	21
[1]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	31,000	21
	Shanghai Haohai Biological Technology Co. Ltd. Class A	1,374	21
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	9,000	21
	Hunan Zhongke Electric Co. Ltd. Class A	7,500	21
*	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	20,800	20
	Hunan Valin Steel Co. Ltd. Class A	25,300	20
	Sichuan Hexie Shuangma Co. Ltd. Class A	6,000	20
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	4,000	20
	Xinjiang Communications Construction Group Co. Ltd. Class A	10,400	20
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	12,300	20
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	11,400	20
	Intco Medical Technology Co. Ltd. Class A	5,300	20
	State Grid Information & Communication Co. Ltd.	8,100	20
	Northeast Securities Co. Ltd. Class A	19,200	19
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	8,700	19
*	Sunward Intelligent Equipment Co. Ltd. Class A	20,700	19
	Laobaixing Pharmacy Chain JSC Class A	3,328	19

26

ESG International Stock ETF
		Shares	Market Value• ($000)
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	9,900	19
	Xinjiang Tianshan Cement Co. Ltd. Class A	13,800	19
	PharmaBlock Sciences Nanjing Inc. Class A	1,800	19
	Sonoscape Medical Corp. Class A	2,700	19
	Yusys Technologies Co. Ltd. Class A	7,680	19
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	4,160	19
	Nanjing Yunhai Special Metals Co. Ltd. Class A	5,300	19
*	Shandong Longda Meishi Co. Ltd. Class A	14,700	19
	Jade Bird Fire Co. Ltd. Class A	4,300	19
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	671	19
	Suplet Power Co. Ltd. Class A	3,500	19
	Anhui Guangxin Agrochemical Co. Ltd. Class A	4,100	19
	Xilinmen Furniture Co. Ltd. Class A	3,600	19
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	18,800	18
	BBMG Corp. Class H	133,000	18
	Yunda Holding Co. Ltd. Class A	9,800	18
	Xinyu Iron & Steel Co. Ltd. Class A	27,300	18
	Jinyuan EP Co. Ltd. Class A	10,800	18
	Hexing Electrical Co. Ltd. Class A	5,300	18
	Telling Telecommunication Holding Co. Ltd. Class A	10,900	18
*	Focused Photonics Hangzhou Inc. Class A	4,200	18
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	9,300	18
	Hubei Dinglong Co. Ltd. Class A	5,600	18
		Shares	Market Value• ($000)
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	7,500	18
	Lier Chemical Co. Ltd. Class A	6,800	18
	Biem.L.Fdlkk Garment Co. Ltd. Class A	4,100	18
*	Talkweb Information System Co. Ltd. Class A	11,800	18
	China Wafer Level CSP Co. Ltd. Class A	6,000	18
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd.	14,600	18
	Xiamen Xiangyu Co. Ltd. Class A	11,000	18
	CanSino Biologics Inc. Class A	948	18
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	4,800	18
	Zhejiang Cfmoto Power Co. Ltd. Class A	900	18
*	Jinlei Technology Co. Ltd.	2,700	18
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	2,400	18
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	22,000	17
	Guangdong Provincial Expressway Development Co. Ltd. Class A	15,200	17
	Fujian Star-net Communication Co. Ltd. Class A	5,100	17
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	24,700	17
	Sunflower Pharmaceutical Group Co. Ltd. Class A	4,700	17
*	Guocheng Mining Co. Ltd. Class A	7,100	17
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	14,300	17
	C&S Paper Co. Ltd. Class A	9,200	17
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	9,300	17
	BBMG Corp. Class A	45,100	17

27

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Zhejiang Jingu Co. Ltd. Class A	15,900	17
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	15,900	17
	Suzhou Anjie Technology Co. Ltd. Class A	8,300	17
	Shenzhen Sunline Tech Co. Ltd. Class A	10,300	17
	Shenzhen Yinghe Technology Co. Ltd. Class A	6,200	17
	Zhejiang Medicine Co. Ltd. Class A	9,000	17
	KPC Pharmaceuticals Inc. Class A	6,400	17
	Wuchan Zhongda Group Co. Ltd. Class A	23,600	17
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	8,500	17
*	China Express Airlines Co. Ltd. Class A	9,600	17
	Pacific Shuanglin Bio-pharmacy Co. Ltd.	5,300	17
	Ligao Foods Co. Ltd. Class A	1,200	17
*	CHN Energy Changyuan Electric Power Co. Ltd. Class A	23,900	17
	Jingjin Equipment Inc. Class A	3,760	17
*	Yuzhou Group Holdings Co. Ltd.	319,000	16
	Joyoung Co. Ltd. Class A	5,800	16
	CETC Potevio Science & Technology Co. Ltd. Class A	4,600	16
	Chengdu Xingrong Environment Co. Ltd. Class A	22,200	16
	Tianma Microelectronics Co. Ltd. Class A	11,400	16
	Hangjin Technology Co. Ltd. Class A	3,500	16
*	Tech-Bank Food Co. Ltd. Class A	18,000	16
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	8,800	16
	Flat Glass Group Co. Ltd. Class H	6,000	16
	Zhejiang Windey Co. Ltd. Class A	7,150	16
	Luyang Energy-Saving Materials Co. Ltd.	4,400	16
		Shares	Market Value• ($000)
	CNGR Advanced Material Co. Ltd. Class A	1,600	16
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	16,700	15
	Beijing Originwater Technology Co. Ltd. Class A	20,105	15
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	14,400	15
	JSTI Group Class A	18,000	15
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	3,800	15
	CTS International Logistics Corp. Ltd. Class A	10,800	15
	Shenzhen Changhong Technology Co. Ltd. Class A	5,000	15
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	15,000	15
	Arcsoft Corp. Ltd. Class A	3,820	15
	Winall Hi-Tech Seed Co. Ltd. Class A	6,400	15
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	2,200	15
	Shanghai Bailian Group Co. Ltd. Class B	19,200	14
	Hainan Poly Pharm Co. Ltd. Class A	3,500	14
	Hunan Aihua Group Co. Ltd. Class A	3,800	14
*	Ronshine China Holdings Ltd.	126,000	14
	Huagong Tech Co. Ltd. Class A	4,800	14
	Fangda Special Steel Technology Co. Ltd. Class A	15,200	14
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	12,800	14
	Era Co. Ltd. Class A	18,600	14
	Shandong WIT Dyne Health Co. Ltd. Class A	2,300	14
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	1,286	14
*	Hand Enterprise Solutions Co. Ltd. Class A	8,300	13

28

ESG International Stock ETF
		Shares	Market Value• ($000)
*	OFILM Group Co. Ltd. Class A	18,000	13
	PCI Technology Group Co. Ltd. Class A	14,900	13
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	3,315	13
	Grandblue Environment Co. Ltd. Class A	4,800	13
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	7,900	13
	China CAMC Engineering Co. Ltd. Class A	10,100	13
*	Bohai Leasing Co. Ltd. Class A	40,800	13
*	Aotecar New Energy Technology Co. Ltd. Class A	30,000	13
	Fibocom Wireless Inc. Class A	4,350	13
	Edifier Technology Co. Ltd. Class A	8,600	13
	Guangdong Aofei Data Technology Co. Ltd. Class A	6,840	13
	Shenzhen Click Technology Co. Ltd. Class A	4,400	13
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	15,700	13
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	19,100	13
	Beijing Dahao Technology Corp. Ltd. Class A	4,100	13
	Shenzhen Tagen Group Co. Ltd. Class A	14,300	12
	Shenzhen Airport Co. Ltd. Class A	11,600	12
	Beijing SuperMap Software Co. Ltd. Class A	4,000	12
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	1,200	12
	Shandong Hi-speed Co. Ltd. Class A	14,300	12
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	10,100	12
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	7,700	12
	Bank of Changsha Co. Ltd. Class A	10,000	12
		Shares	Market Value• ($000)
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	5,500	12
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	3,000	12
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	29,300	12
	Bear Electric Appliance Co. Ltd. Class A	1,100	12
	Longhua Technology Group Luoyang Co. Ltd. Class A	10,000	12
*	Bestway Marine & Energy Technology Co. Ltd. Class A	16,200	12
*	Differ Group Auto Ltd.	488,000	12
	Archermind Technology Nanjing Co. Ltd. Class A	1,600	12
	Zhejiang Hailide New Material Co. Ltd. Class A	12,000	12
	Moon Environment Technology Co. Ltd. Class A	6,600	12
	Truking Technology Ltd. Class A	4,900	12
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	648	12
	DHC Software Co. Ltd. Class A	12,000	11
*	Zhenro Properties Group Ltd.	272,000	11
*	Chongqing Iron & Steel Co. Ltd. Class A	44,000	11
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	5,900	11
	Ningbo Peacebird Fashion Co. Ltd. Class A	3,600	11
*	Jilin Electric Power Co. Ltd. Class A	12,600	11
	Wuhu Token Science Co. Ltd. Class A	11,500	11
	Xuji Electric Co. Ltd. Class A	3,100	11
	Shanghai AtHub Co. Ltd. Class A	2,400	11
	Sino-Platinum Metals Co. Ltd. Class A	4,563	11
	Chongqing Rural Commercial Bank Co. Ltd. Class A	20,400	11

29

ESG International Stock ETF
		Shares	Market Value• ($000)
	DBG Technology Co. Ltd. Class A	7,500	11
*	China Zheshang Bank Co. Ltd. Class A	25,800	11
*	Shenzhen Center Power Tech Co. Ltd. Class A	3,900	11
	Shanghai Pret Composites Co. Ltd. Class A	4,800	11
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	2,700	11
*	Orient Group Inc. Class A	32,200	11
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	3,100	11
	Jenkem Technology Co. Ltd. Class A	437	11
	Eastern Communications Co. Ltd. Class B	24,000	10
	Ningbo Huaxiang Electronic Co. Ltd. Class A	4,200	10
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	13,000	10
	Dongjiang Environmental Co. Ltd. Class A	11,300	10
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	7,600	10
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	4,000	10
	5I5J Holding Group Co. Ltd. Class A	20,800	10
	Heilongjiang Agriculture Co. Ltd. Class A	4,800	10
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,100	10
	Bluestar Adisseo Co. Class A	7,400	10
*	Sichuan Haite High-tech Co. Ltd. Class A	7,900	10
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	12,700	10
	Shennan Circuits Co. Ltd. Class A	900	10
	Sai Micro Electronics Inc. Class A	4,500	10
		Shares	Market Value• ($000)
	Xinhuanet Co. Ltd. Class A	3,600	10
	Shandong Xiantan Co. Ltd. Class A	7,300	10
	Guangzhou Zhiguang Electric Co. Ltd. Class A	7,900	10
	Quectel Wireless Solutions Co. Ltd. Class A	621	10
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	2,660	10
	Gansu Shangfeng Cement Co. Ltd. Class A	4,920	10
	Monalisa Group Co. Ltd. Class A	3,500	10
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	2,800	10
	Hangzhou Dptech Technologies Co. Ltd. Class A	4,350	10
	Lushang Health Industry Development Co. Ltd. Class A	5,800	10
	Shenzhen Microgate Technology Co. Ltd. Class A	7,000	10
	Zhongtai Securities Co. Ltd. Class A	9,800	10
	Sichuan Jiuzhou Electric Co. Ltd. Class A	9,400	10
	Lancy Co. Ltd. Class A	2,300	10
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	36,600	10
	Yibin Tianyuan Group Co. Ltd. Class A	9,000	10
	People's Insurance Co. Group of China Ltd. Class A	13,900	10
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	3,700	9
*	RiseSun Real Estate Development Co. Ltd. Class A	28,700	9
*	STO Express Co. Ltd. Class A	6,300	9
	FAWER Automotive Parts Co. Ltd. Class A	12,500	9
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	14,800	9
	Anhui Jinhe Industrial Co. Ltd. Class A	2,000	9

30

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Luoniushan Co. Ltd. Class A	7,800	9
	Sumavision Technologies Co. Ltd. Class A	11,000	9
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	20,000	9
	Tongyu Heavy Industry Co. Ltd. Class A	23,800	9
	Goldenmax International Group Ltd. Class A	7,000	9
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	13,700	9
*	Shanghai Runda Medical Technology Co. Ltd. Class A	4,900	9
	COFCO Biotechnology Co. Ltd. Class A	7,000	9
	Beijing Sinnet Technology Co. Ltd. Class A	6,100	9
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	7,900	9
*	Keshun Waterproof Technologies Co. Ltd. Class A	4,860	9
	Beijing Ctrowell Technology Corp. Ltd. Class A	6,600	9
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	2,800	9
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	5,000	9
*	INKON Life Technology Co. Ltd. Class A	5,300	9
*	Shanghai Junshi Biosciences Co. Ltd. Class A	1,228	9
	City Development Environment Co. Ltd. Class A	5,600	9
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	1,200	9
*	Anhui Tatfook Technology Co. Ltd. Class A	6,000	9
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	1,000	9
	Hangzhou Onechance Tech Corp. Class A	2,000	9
		Shares	Market Value• ($000)
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	424	9
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	2,200	9
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	29,400	8
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	10,800	8
	Accelink Technologies Co. Ltd. Class A	2,600	8
*	Beijing VRV Software Corp. Ltd. Class A	10,400	8
	Renhe Pharmacy Co. Ltd. Class A	8,300	8
	Aerospace Hi-Tech Holdings Group Ltd. Class A	4,900	8
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	7,900	8
	Han's Laser Technology Industry Group Co. Ltd. Class A	1,800	8
	Xiamen Kingdomway Group Co. Class A	2,400	8
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	10,000	8
	Henan Yuguang Gold & Lead Co. Ltd. Class A	9,600	8
*	Fulin Precision Co. Ltd.	3,750	8
	Shenzhen FRD Science & Technology Co. Ltd.	3,300	8
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	6,100	8
	Shandong Head Group Co. Ltd. Class A	2,000	8
	Shantui Construction Machinery Co. Ltd. Class A	11,900	8
*	Shenzhen Das Intellitech Co. Ltd. Class A	12,700	7
*	Hytera Communications Corp. Ltd. Class A	8,400	7
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	9,000	7
*	Chengzhi Co. Ltd. Class A	4,900	7
	Konka Group Co. Ltd. Class A	10,500	7

31

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Huafon Microfibre Shanghai Technology Co. Ltd.	12,400	7
	ADAMA Ltd. Class A	5,000	7
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	11,700	7
	Gansu Qilianshan Cement Group Co. Ltd. Class A	4,300	7
*	YanTai Shuangta Food Co. Ltd. Class A	8,100	7
	Amoy Diagnostics Co. Ltd. Class A	1,620	7
	PhiChem Corp. Class A	2,600	7
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	8,200	7
	Jin Tong Ling Technology Group Co. Ltd. Class A	12,200	7
*	Jinke Properties Group Co. Ltd. Class A	22,100	6
	Greenland Hong Kong Holdings Ltd.	70,000	6
	BGI Genomics Co. Ltd. Class A	800	6
	Shanying International Holding Co. Ltd. Class A	15,900	6
	Shenzhen Kaifa Technology Co. Ltd. Class A	3,300	6
	Digital China Information Service Co. Ltd. Class A	3,500	6
	Electric Connector Technology Co. Ltd. Class A	1,100	6
*	YaGuang Technology Group Co. Ltd.	6,400	6
	Wuxi Boton Technology Co. Ltd. Class A	2,600	6
*	Client Service International Inc. Class A	2,850	6
	Xinzhi Group Co. Ltd. Class A	3,000	6
	Beijing North Star Co. Ltd. Class H	44,000	5
*,2	China Aoyuan Group Ltd.	91,000	5
*	Yango Group Co. Ltd. Class A	15,800	4
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	5,600	4
	Skyworth Digital Co. Ltd. Class A	1,700	4
		Shares	Market Value• ($000)
	Maccura Biotechnology Co. Ltd. Class A	1,500	4
	Eoptolink Technology Inc. Ltd. Class A	800	4
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	200	4
	Shenzhen Leaguer Co. Ltd. Class A	3,200	4
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	2,200	4
	Guangdong Advertising Group Co. Ltd. Class A	5,100	4
	Chengdu Wintrue Holding Co. Ltd. Class A	2,200	4
*	Beijing Compass Technology Development Co. Ltd. Class A	500	4
*,2	Sunac China Holdings Ltd.	432,000	3
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	2,100	3
	BrightGene Bio-Medical Technology Co. Ltd. Class A	889	3
	Foryou Corp.	500	3
*,2	Kaisa Group Holdings Ltd.	98,000	2
*	Shengda Resources Co. Ltd. Class A	1,100	2
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	900	2
	Guangdong Dowstone Technology Co. Ltd. Class A	400	1
*	Triumph New Energy Co. Ltd. Class A	300	1
			236,020
Colombia (0.0%)
	Bancolombia SA	53,281	394
	Bancolombia SA Preference Shares	56,362	357
	Interconexion Electrica SA ESP	69,057	245
	Grupo de Inversiones Suramericana SA	14,738	111
	Banco Davivienda SA Preference Shares	19,293	99

32

ESG International Stock ETF
		Shares	Market Value• ($000)
	Grupo Aval Acciones y Valores SA Preference Shares	638,547	71
	Grupo de Inversiones Suramericana SA Preference Shares	16,290	32
			1,309
Czech Republic (0.0%)
	Komercni Banka A/S	18,595	626
[1]	Moneta Money Bank A/S	78,199	298
			924
Denmark (2.1%)
	Novo Nordisk A/S Class B	259,058	36,593
	DSV A/S	32,163	5,844
	Vestas Wind Systems A/S	166,926	4,763
*	Genmab A/S	10,874	4,091
	Coloplast A/S Class B	23,188	2,679
	Novozymes A/S Class B	34,632	1,668
	Pandora A/S	16,512	1,564
	Chr Hansen Holding A/S	17,676	1,225
	Tryg A/S	50,238	1,113
	Ringkjoebing Landbobank A/S	6,328	1,000
*	Jyske Bank A/S (Registered)	7,836	656
	Sydbank A/S	10,371	528
	GN Store Nord A/S	24,121	521
	SimCorp A/S	6,982	501
*	Demant A/S	16,237	486
*	Ambu A/S Class B	29,441	432
*	Bavarian Nordic A/S	11,083	341
	D/S Norden A/S	4,550	320
	Topdanmark A/S	5,103	273
*	NKT A/S	5,763	267
*	ALK-Abello A/S Class B	17,761	265
*	Zealand Pharma A/S	7,656	244
	ROCKWOOL A/S Class B	886	201
*,1	Netcompany Group A/S	5,066	176
	Spar Nord Bank A/S	9,375	173
	TORM plc Class A	4,874	173
	H Lundbeck A/S	38,008	161
*	Chemometec A/S	2,439	158
	Alm Brand A/S	75,996	141
	Dfds A/S	3,398	139
*	NTG Nordic Transport Group A/S	2,231	105
*	Nilfisk Holding A/S	2,878	53
	Schouw & Co. A/S	641	51
*	H Lundbeck A/S Class A	3,013	12
			66,917
		Shares	Market Value• ($000)
Egypt (0.0%)
	Commercial International Bank Egypt SAE	333,397	578
*	Egyptian Financial Group-Hermes Holding Co.	179,578	121
	Telecom Egypt Co.	67,366	57
*	Medinet Nasr Housing	440,666	50
			806
Finland (0.9%)
	Nordea Bank Abp	591,091	7,481
	Nokia OYJ	953,706	4,412
	Sampo OYJ Class A	79,571	3,874
	Kone OYJ Class B	56,407	2,929
	Elisa OYJ	28,462	1,616
	Stora Enso OYJ	107,536	1,520
	Kesko OYJ Class B	51,601	1,121
	Valmet OYJ	30,605	1,010
	Orion OYJ Class B	16,723	788
	Huhtamaki OYJ	11,736	414
	TietoEVRY OYJ	12,691	403
	Kojamo OYJ	29,350	388
	Cargotec OYJ Class B	7,541	383
*	QT Group OYJ	2,828	209
	Nokian Renkaat OYJ	22,781	207
	Kemira OYJ	9,650	185
	Revenio Group OYJ	2,865	106
	Uponor OYJ	5,272	98
	Citycon OYJ	10,816	80
	Sanoma OYJ	8,012	75
	Tokmanni Group Corp.	4,773	68
*	F-Secure OYJ	15,991	56
[1]	Terveystalo OYJ	6,050	46
*	Finnair OYJ	62,177	37
*,2	Ahlstrom-Munksjo OYJ	884	17
	Raisio OYJ	4,240	12
	YIT OYJ	3,951	11
	Oriola OYJ Class B	4,424	7
			27,553
France (4.6%)
	Sanofi	180,134	16,842
	L'Oreal SA	34,178	13,509
	BNP Paribas SA	175,813	12,291
	AXA SA	300,726	9,476
	Hermes International	5,075	9,186
	EssilorLuxottica SA	48,572	8,420
	Kering SA	11,975	7,021
	Danone SA	97,707	5,492
	STMicroelectronics NV	107,709	5,159
	Legrand SA	47,472	4,385
	Cie Generale des Etablissements Michelin SCA	119,375	3,750
	Societe Generale SA	128,433	3,701

33

ESG International Stock ETF
		Shares	Market Value• ($000)
	Orange SA	292,492	3,339
	Publicis Groupe SA	41,139	3,266
	Teleperformance	9,837	2,554
	Edenred	43,891	2,470
*	L'Oreal SA	6,233	2,464
	Credit Agricole SA	188,236	2,294
	Carrefour SA	108,835	2,152
*,1	Worldline SA	41,403	1,725
*	Renault SA	34,358	1,538
	Eurofins Scientific SE	20,228	1,410
	Vivendi SE	133,512	1,374
	Sodexo SA	14,709	1,362
	Arkema SA	13,377	1,356
	Gecina SA	11,321	1,303
	Sartorius Stedim Biotech	3,878	1,263
*	Rexel SA	49,972	1,242
	Getlink SE	73,459	1,234
*	Accor SA	30,535	1,013
	Wendel SE	8,894	1,009
	Valeo	47,427	985
*	Klepierre SA	38,283	955
	Elis SA	50,818	911
*	Aeroports de Paris	5,128	743
	SCOR SE	29,077	714
	Covivio	10,249	656
	Ipsen SA	5,567	636
*	SOITEC	4,185	623
	Eurazeo SE	9,258	623
	BioMerieux	6,208	608
[1]	Amundi SA	8,867	583
	SES SA Class A ADR	80,479	543
	SEB SA	4,575	527
*	Faurecia SE	21,311	465
*	Ubisoft Entertainment SA	16,123	354
[1]	Verallia SA	8,511	343
*	Air France-KLM	176,482	329
	Rubis SCA	11,229	310
	Sopra Steria Group SACA	1,530	302
	IPSOS	4,466	274
*	Eurazeo SE	3,775	254
[1]	Neoen SA	6,377	229
*	JCDecaux SE	8,887	203
	Societe BIC SA	3,005	194
	Coface SA	12,613	186
	Virbac SA	618	185
	Eutelsat Communications SA	26,152	183
	Sodexo SA French Loyalty Line	1,731	160
	Trigano SA	1,174	157
	Peugeot Invest	1,412	154
[1]	ALD SA	11,514	153
	Imerys SA	3,432	152
		Shares	Market Value• ($000)
	ICADE	2,868	144
	Rothschild & Co.	2,860	143
	Lagardere SA	6,228	141
	Nexity SA	5,129	136
	Metropole Television SA	8,254	123
*	Carmila SA	7,818	117
	Cie Plastic Omnium SA	6,334	114
*	Euroapi SA	6,766	111
	Interparfums SA	1,619	108
*	SES-imagotag SA	718	91
	Antin Infrastructure Partners SA	4,064	89
	Cie de L'Odet SE	58	88
*	Valneva SE	15,268	88
*	ID Logistics Group	256	82
	Mercialys SA	6,355	71
	Korian SA	8,211	67
*	Faurecia SE	2,833	62
*,1	Elior Group SA	15,833	60
*	OVH Groupe SAS	4,002	60
	Derichebourg SA	9,125	59
	Television Francaise 1	7,087	57
	Beneteau SA	3,157	56
[1]	Maisons du Monde SA	4,411	53
*	Voltalia SA (Registered)	2,715	51
*	Casino Guichard Perrachon SA	4,805	49
	Quadient SA	2,243	39
	Fnac Darty SA	989	38
	Vetoquinol SA	410	35
	Bonduelle SCA	2,165	30
*	Solutions 30 SE	12,386	30
	Manitou BF SA	983	28
*,1	X-Fab Silicon Foundries SE	2,926	28
*,1	SMCP SA	3,555	28
*	Believe SA	2,144	26
	AKWEL	1,283	22
	Guerbet	774	16
*	GL Events	718	15
	Altarea SCA	93	13
	Jacquet Metals SACA	618	13
	Equasens	152	13
*	Lisi SA	498	13
	Vicat SA	393	12
*,1	Aramis Group SAS	2,503	10
	Vilmorin & Cie SA	169	9
	LISI (XPAR)	263	7
*	Tarkett SA	445	6
	Boiron SA	65	3
*	LISI	113	3
			149,951
Germany (5.6%)
	SAP SE	182,129	20,692
	Allianz SE (Registered)	66,212	15,547

34

ESG International Stock ETF
		Shares	Market Value• ($000)
	Deutsche Telekom AG (Registered)	546,951	12,275
	Mercedes-Benz Group AG	138,283	10,598
	Bayer AG (Registered)	163,690	9,720
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	22,768	7,843
	Infineon Technologies AG	218,312	7,723
	Deutsche Post AG (Registered)	166,128	7,026
	Deutsche Boerse AG	30,048	5,240
	Deutsche Bank AG (Registered)	344,053	4,289
	adidas AG	28,457	4,250
	Merck KGaA	22,064	4,181
	Bayerische Motoren Werke AG Preference Shares	41,968	3,975
	Vonovia SE	121,439	3,054
	Symrise AG Class A	23,009	2,351
[1]	Siemens Healthineers AG	44,690	2,332
	Bayerische Motoren Werke AG	21,957	2,265
*	Daimler Truck Holding AG	70,735	2,240
*	Commerzbank AG	181,482	2,211
	Beiersdorf AG	18,488	2,206
	Brenntag SE	28,396	2,139
	Hannover Rueck SE	10,949	2,126
	HeidelbergCement AG	29,041	1,994
	Fresenius SE & Co. KGaA	71,364	1,964
	Sartorius AG Preference Shares	4,595	1,952
*	QIAGEN NV	40,368	1,858
	Henkel AG & Co. KGaA	25,987	1,797
	GEA Group AG	35,199	1,547
*,1	Zalando SE	38,197	1,513
	Continental AG	20,208	1,451
[1]	Covestro AG	32,486	1,428
*,3	Siemens Energy AG	70,722	1,417
	Fresenius Medical Care AG & Co. KGaA	36,178	1,414
*,1	Delivery Hero SE	31,786	1,277
	Henkel AG & Co. KGaA Preference Shares	17,429	1,268
	Puma SE	19,808	1,261
*	Deutsche Lufthansa AG (Registered)	98,603	1,022
	HUGO BOSS AG	14,567	996
	LEG Immobilien SE	13,714	993
[1]	Scout24 SE	15,760	864
	Freenet AG	34,206	853
		Shares	Market Value• ($000)
	LANXESS AG	17,830	830
	K+S AG (Registered)	34,438	817
	Carl Zeiss Meditec AG	6,008	801
	FUCHS PETROLUB SE	22,181	726
*	HelloFresh SE	28,551	640
	Knorr-Bremse AG	9,012	612
	Bechtle AG	14,306	602
	United Internet AG (Registered)	26,023	569
	KION Group AG	14,232	557
	AIXTRON SE	17,376	533
	Nemetschek SE	9,212	522
	Evonik Industries AG	24,110	515
	Aurubis AG	5,201	509
	ProSiebenSat.1 Media SE	48,298	481
*	Evotec SE	26,483	475
	Rational AG	688	456
	Gerresheimer AG	4,761	418
*	Vantage Towers AG	11,327	391
*,1	TeamViewer AG	23,310	376
	Stabilus SE	5,198	351
	Aroundtown SA	132,750	344
	Wacker Chemie AG	2,187	343
	Encavis AG	17,519	342
	Telefonica Deutschland Holding AG	106,007	322
	Sixt SE Preference Shares	3,840	311
*	Nordex SE	20,001	301
[1]	Befesa SA	5,426	283
	Hella GmbH & Co. KGaA	3,181	272
*	Aareal Bank AG (XETR)	6,893	236
	Talanx AG	4,915	235
	Duerr AG	6,194	233
*	Fraport AG Frankfurt Airport Services Worldwide	4,238	229
	CANCOM SE	6,192	217
	PNE AG	12,430	210
	Salzgitter AG	4,814	202
	Krones AG	1,648	201
	CompuGroup Medical SE & Co. KGaA	3,988	189
	Suedzucker AG	11,076	188
	TAG Immobilien AG	23,320	185
	Jenoptik AG	5,289	183
	Sixt SE	1,331	180
*	Vitesco Technologies Group AG	2,530	176
	Siltronic AG	2,192	160
	Software AG	7,983	158
	Stroeer SE & Co. KGaA	2,800	157
	Pfeiffer Vacuum Technology AG	944	156
	Kontron AG	7,644	153

35

ESG International Stock ETF
		Shares	Market Value• ($000)
	VERBIO Vereinigte BioEnergie AG	3,048	153
	Deutsche Wohnen SE	6,329	143
	GRENKE AG	4,528	141
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,398	136
[1]	Deutsche Pfandbriefbank AG	13,314	132
	RTL Group SA	2,634	127
*	METRO AG	13,995	126
	Fielmann AG	3,222	114
*	Nagarro SE	1,094	112
*	SUSE SA	5,675	112
*,1	Auto1 Group SE	14,476	110
*	Hypoport SE	693	105
	Grand City Properties SA	10,076	103
	Synlab AG	13,286	98
*	MorphoSys AG	5,355	97
*	flatexDEGIRO AG	10,964	93
*	SMA Solar Technology AG	1,165	91
	Wacker Neuson SE	3,980	84
	Norma Group SE	3,000	81
	GFT Technologies SE	1,903	81
	STRATEC SE	976	79
	Atoss Software AG	423	73
	Energiekontor AG	948	68
	Vantage Towers AG (XETR)	1,855	67
	Adesso SE	385	62
	Dermapharm Holding SE	1,494	61
*	CECONOMY AG	22,876	60
	Vossloh AG	1,407	60
[3]	Varta AG	1,838	55
	Hornbach Holding AG & Co. KGaA	649	54
*,1	Shop Apotheke Europe NV	713	52
[1]	Instone Real Estate Group SE	5,402	51
	Basler AG	1,584	48
[1]	DWS Group GmbH & Co. KGaA	1,444	47
	Takkt AG	2,938	44
	Secunet Security Networks AG	181	44
	1&1 AG	3,146	38
	PATRIZIA SE	3,200	37
	New Work SE	201	34
	Deutz AG	5,356	33
	BayWa AG	684	31
	CropEnergies AG	2,432	30
	Draegerwerk AG & Co. KGaA	685	27
		Shares	Market Value• ($000)
*	Deutsche Beteiligungs AG	832	27
	KWS Saat SE & Co. KGaA	396	26
*,1	ADLER Group SA	23,524	25
*	About You Holding SE	4,154	23
*	Aareal Bank AG	600	21
	Deutsche EuroShop AG	797	18
	Washtec AG	418	17
	DIC Asset AG	1,490	14
	ElringKlinger AG	1,438	13
	Draegerwerk AG & Co. KGaA Preference Shares	235	10
*	Global Fashion Group SA	7,576	9
	FUCHS PETROLUB SE Preference Shares	203	8
	Wuestenrot & Wuerttembergische AG	318	6
	Hamburger Hafen und Logistik AG	346	5
			182,115
Greece (0.1%)
*	Eurobank Ergasias Services & Holdings SA	572,180	877
	Hellenic Telecommunications Organization SA	42,026	645
*	Alpha Services & Holdings SA	356,695	558
*	National Bank of Greece SA	72,014	403
*	Piraeus Financial Holdings SA	137,330	348
	JUMBO SA	11,450	229
	Fourlis Holdings SA	41,902	173
	Terna Energy SA	5,096	106
*	Aegean Airlines SA	11,894	96
	Hellenic Exchanges - Athens Stock Exchange SA	17,518	81
	Autohellas Tourist & Trading SA	2,922	38
	Sarantis SA	4,643	36
*	Ellaktor SA	13,171	31
	Holding Co. ADMIE IPTO SA	12,993	26
	Viohalco SA	4,507	22
*	GEK Terna Holding Real Estate Construction SA	1,145	14
	Quest Holdings SA	2,608	14
*	LAMDA Development SA	930	7
			3,704

36

ESG International Stock ETF
		Shares	Market Value• ($000)
Hong Kong (1.9%)
	AIA Group Ltd.	1,995,800	21,211
	Hong Kong Exchanges & Clearing Ltd.	214,100	8,575
	Sun Hung Kai Properties Ltd.	258,000	3,526
	Link REIT	366,100	2,409
	Techtronic Industries Co. Ltd.	227,500	2,266
	BOC Hong Kong Holdings Ltd.	643,000	2,176
	Hang Seng Bank Ltd.	131,400	2,137
	Wharf Real Estate Investment Co. Ltd.	290,000	1,590
	Lenovo Group Ltd.	1,466,000	1,319
	MTR Corp. Ltd.	193,500	975
	Sino Land Co. Ltd.	732,000	939
[1]	WH Group Ltd.	1,548,592	901
	Hongkong Land Holdings Ltd.	176,800	809
	Hang Lung Properties Ltd.	367,000	708
	Henderson Land Development Co. Ltd.	175,400	616
[1]	ESR Group Ltd.	343,400	584
	Want Want China Holdings Ltd.	897,000	564
*,1	Samsonite International SA	200,400	562
	Swire Properties Ltd.	208,600	549
	Hysan Development Co. Ltd.	169,000	535
	Chow Tai Fook Jewellery Group Ltd.	275,000	533
	SITC International Holdings Co. Ltd.	255,000	533
	PRADA SpA	77,800	527
	PCCW Ltd.	1,051,590	523
	Swire Pacific Ltd. Class B	397,500	503
	ASMPT Ltd.	53,800	459
	Swire Pacific Ltd. Class A	53,000	433
	Wharf Holdings Ltd.	164,000	363
	Bank of East Asia Ltd.	236,800	335
*	AAC Technologies Holdings Inc.	144,000	322
	Orient Overseas International Ltd.	19,500	313
	Pacific Basin Shipping Ltd.	701,000	254
	Vitasoy International Holdings Ltd.	120,000	246
[1]	BOC Aviation Ltd.	26,500	191
	Fortune REIT	220,000	186
	L'Occitane International SA	72,000	172
		Shares	Market Value• ($000)
[1]	JS Global Lifestyle Co. Ltd.	176,000	167
	Luk Fook Holdings International Ltd.	49,180	157
	Kerry Properties Ltd.	52,500	131
*	Vobile Group Ltd.	247,000	120
	Yue Yuen Industrial Holdings Ltd.	79,500	118
	Hong Kong Technology Venture Co. Ltd.	148,000	109
*	Shangri-La Asia Ltd.	112,000	107
*	Cowell e Holdings Inc.	58,000	104
	DFI Retail Group Holdings Ltd.	31,500	102
	First Pacific Co. Ltd.	304,000	102
*	MMG Ltd.	360,000	102
	Giordano International Ltd.	420,000	102
*,1	Sirnaomics Ltd.	11,950	94
*	Cathay Pacific Airways Ltd.	92,181	91
	Nexteer Automotive Group Ltd.	142,000	90
*	China Travel International Investment Hong Kong Ltd.	412,000	82
*	IGG Inc.	219,000	80
*	Theme International Holdings Ltd.	770,000	79
	LK Technology Holdings Ltd.	57,500	78
	Hang Lung Group Ltd.	41,000	75
	VTech Holdings Ltd.	13,600	75
*,1	Hua Medicine	133,000	69
*	Link REIT Rights Exp. 3/21/23	73,220	69
*,1	Jacobio Pharmaceuticals Group Co. Ltd.	60,900	68
	Kerry Logistics Network Ltd.	39,500	65
	Cafe de Coral Holdings Ltd.	40,000	62
	Dah Sing Financial Holdings Ltd.	22,000	59
*,1	FIT Hon Teng Ltd.	221,000	59
	Johnson Electric Holdings Ltd.	48,500	56
	Champion REIT	114,000	51
*	Realord Group Holdings Ltd.	64,000	51
	HKBN Ltd.	70,000	50
	Dah Sing Banking Group Ltd.	58,800	48
*,1	Fosun Tourism Group	36,400	48

37

ESG International Stock ETF
		Shares	Market Value• ($000)
	Chow Sang Sang Holdings International Ltd.	35,000	45
	Stella International Holdings Ltd.	46,000	45
	SmarTone Telecommunications Holdings Ltd.	65,000	43
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	27,000	42
	Texhong International Group Ltd.	49,000	42
	Far East Consortium International Ltd.	168,000	39
*	Shun Tak Holdings Ltd.	180,000	36
	Hutchison Telecommunications Hong Kong Holdings Ltd.	202,000	35
*	Super Hi International Holding Ltd.	15,500	35
*	Esprit Holdings Ltd.	357,471	34
	Prosperity REIT	113,000	34
*,1	Everest Medicines Ltd.	15,500	34
	CMBC Capital Holdings Ltd.	164,250	34
	Truly International Holdings Ltd.	234,000	33
	Vesync Co. Ltd.	64,000	33
*	C-Mer Eye Care Holdings Ltd.	52,000	31
	VSTECS Holdings Ltd.	52,000	30
	EC Healthcare	31,000	30
[1]	IMAX China Holding Inc.	24,100	28
*,1	Antengene Corp. Ltd.	55,500	28
*,1	Frontage Holdings Corp.	82,000	27
	Powerlong Commercial Management Holdings Ltd.	37,000	27
*	Sa Sa International Holdings Ltd.	106,000	25
	Asia Cement China Holdings Corp.	49,500	25
	Value Partners Group Ltd.	62,000	22
*,1	JW Cayman Therapeutics Co. Ltd.	37,500	21
*	Chinese Estates Holdings Ltd.	63,500	20
	SUNeVision Holdings Ltd.	33,000	19
	Singamas Container Holdings Ltd.	216,000	19
*	Apollo Future Mobility Group Ltd.	864,000	18
	Texwinca Holdings Ltd.	96,000	16
		Shares	Market Value• ($000)
	United Laboratories International Holdings Ltd.	24,000	14
[1]	Crystal International Group Ltd.	45,000	13
*	Haitong International Securities Group Ltd.	111,100	11
	K Wah International Holdings Ltd.	26,000	9
*	Glory Sun Financial Group Ltd.	168,000	8
*	Digital Domain Holdings Ltd.	191,000	6
	Sun Hung Kai & Co. Ltd.	11,000	4
	CITIC Telecom International Holdings Ltd.	12,000	4
	Guotai Junan International Holdings Ltd.	25,000	2
*,2	MH Development Ltd.	6,000	—
			62,785
Hungary (0.1%)
	OTP Bank Nyrt.	40,291	1,220
	Richter Gedeon Nyrt.	27,291	572
	Magyar Telekom Telecommunications plc	55,008	60
*	Opus Global Nyrt.	18,991	7
			1,859
Iceland (0.0%)
[1]	Arion Banki HF	62,467	66
	Sjova-Almennar Tryggingar hf	152,709	37
	Vatryggingafelag Islands Hf	226,296	30
*	Origo HF	23,042	16
			149
India (3.8%)
	Infosys Ltd.	586,513	10,535
	Housing Development Finance Corp. Ltd.	287,020	9,048
	Hindustan Unilever Ltd.	146,025	4,343
	Axis Bank Ltd.	371,086	3,785
	Bharti Airtel Ltd.	358,533	3,217
	Bajaj Finance Ltd.	38,598	2,850
	ICICI Bank Ltd.	248,412	2,570
	Asian Paints Ltd.	73,398	2,509
	HCL Technologies Ltd.	175,865	2,290
	Maruti Suzuki India Ltd.	21,967	2,289
	Sun Pharmaceutical Industries Ltd.	173,709	2,009
	Titan Co. Ltd.	68,325	1,960
	State Bank of India	281,305	1,777
	UltraTech Cement Ltd.	18,029	1,582

38

ESG International Stock ETF
		Shares	Market Value• ($000)
	Power Grid Corp. of India Ltd.	510,538	1,371
	Nestle India Ltd.	5,631	1,271
	Grasim Industries Ltd.	58,872	1,123
	Britannia Industries Ltd.	19,089	1,030
	Dr Reddy's Laboratories Ltd.	18,885	984
*,1	Avenue Supermarts Ltd.	23,805	983
	Bajaj Finserv Ltd.	59,940	967
[1]	HDFC Life Insurance Co. Ltd.	161,528	954
	Adani Ports & Special Economic Zone Ltd.	132,883	951
[1]	SBI Life Insurance Co. Ltd.	68,385	926
	Wipro Ltd.	194,853	911
	Cipla Ltd.	79,944	876
	Apollo Hospitals Enterprise Ltd.	15,960	849
	Eicher Motors Ltd.	22,603	848
	Tata Consumer Products Ltd.	94,053	813
	Divi's Laboratories Ltd.	21,133	722
	UPL Ltd.	79,752	669
*	Godrej Consumer Products Ltd.	58,149	649
	Pidilite Industries Ltd.	23,176	644
	Hero MotoCorp Ltd.	21,439	627
*	Max Healthcare Institute Ltd.	119,366	615
	SRF Ltd.	23,167	607
	Shriram Finance Ltd.	41,571	604
	Dabur India Ltd.	91,286	588
	Cholamandalam Investment & Finance Co. Ltd.	63,516	581
[1]	ICICI Lombard General Insurance Co. Ltd.	39,834	531
	Havells India Ltd.	36,632	530
*	Marico Ltd.	89,032	529
	Tube Investments of India Ltd.	15,724	527
	Varun Beverages Ltd.	32,218	507
	Info Edge India Ltd.	11,838	500
	Bajaj Auto Ltd.	11,215	496
	Indian Hotels Co. Ltd. Class A	128,150	481
	Trent Ltd.	30,132	466
*	Zomato Ltd.	711,818	460
	Ambuja Cements Ltd.	106,922	442
	Page Industries Ltd.	956	439
	Persistent Systems Ltd.	7,533	436
	Voltas Ltd.	40,053	432
	TVS Motor Co. Ltd.	32,130	420
	PI Industries Ltd.	11,111	416
*	Yes Bank Ltd.	1,971,594	416
		Shares	Market Value• ($000)
*	CG Power & Industrial Solutions Ltd.	111,728	412
	Embassy Office Parks REIT	111,182	410
	Tata Elxsi Ltd.	5,517	409
*,1	InterGlobe Aviation Ltd.	18,183	408
*	Adani Green Energy Ltd.	67,460	395
	Mphasis Ltd.	15,941	392
	APL Apollo Tubes Ltd.	27,072	389
	SBI Cards & Payment Services Ltd.	42,716	388
	Colgate-Palmolive India Ltd.	21,308	380
	Adani Total Gas Ltd.	45,099	370
[1]	AU Small Finance Bank Ltd.	51,289	368
	Coforge Ltd.	6,953	361
	Indus Towers Ltd.	174,247	360
	Ashok Leyland Ltd.	203,119	357
	Indian Railway Catering & Tourism Corp. Ltd.	47,910	353
	Federal Bank Ltd.	224,781	351
*	IDFC First Bank Ltd.	520,672	347
*,1	Bandhan Bank Ltd.	124,169	346
	Indraprastha Gas Ltd.	64,138	340
	Supreme Industries Ltd.	10,002	334
	Crompton Greaves Consumer Electricals Ltd.	90,905	334
*	Max Financial Services Ltd.	39,681	332
	DLF Ltd.	77,798	331
	IIFL Finance Ltd.	63,815	330
	Balkrishna Industries Ltd.	13,507	329
	Jubilant Foodworks Ltd.	59,920	319
	Samvardhana Motherson International Ltd.	325,624	313
[1]	ICICI Prudential Life Insurance Co. Ltd.	63,255	313
	Bank of Baroda	159,347	306
	Astral Ltd.	13,364	305
	Bajaj Holdings & Investment Ltd.	3,984	301
	KPIT Technologies Ltd.	29,253	293
	Lupin Ltd.	36,696	292
	Power Finance Corp. Ltd.	162,323	285
	ACC Ltd.	13,561	284
	Zee Entertainment Enterprises Ltd. Class B	119,688	283
	Dalmia Bharat Ltd.	12,429	276
	Blue Star Ltd.	15,831	275
	Mahindra & Mahindra Financial Services Ltd.	90,184	274

39

ESG International Stock ETF
		Shares	Market Value• ($000)
	Berger Paints India Ltd.	39,014	273
	Schaeffler India Ltd.	7,534	272
	Carborundum Universal Ltd.	22,595	267
	Tata Chemicals Ltd.	22,342	263
	Tata Communications Ltd.	17,870	261
	Navin Fluorine International Ltd.	5,160	258
*	Fortis Healthcare Ltd.	78,951	255
	Polycab India Ltd.	6,751	251
	Deepak Nitrite Ltd.	11,462	249
	KEI Industries Ltd.	12,607	248
	Bosch Ltd.	1,084	236
[1]	HDFC Asset Management Co. Ltd.	10,750	235
	AIA Engineering Ltd.	7,314	234
	Bharti Airtel Ltd.	52,586	230
	Torrent Pharmaceuticals Ltd.	12,902	228
	NMDC Ltd.	169,286	227
	LIC Housing Finance Ltd.	53,107	225
	Aurobindo Pharma Ltd.	40,137	225
[1]	Laurus Labs Ltd.	58,314	222
	Zydus Lifesciences Ltd.	37,093	209
	REC Ltd.	150,230	208
	Atul Ltd.	2,438	207
[1]	Indian Energy Exchange Ltd.	117,560	205
	Redington Ltd.	99,304	204
	Finolex Industries Ltd.	99,725	204
	Gujarat Fluorochemicals Ltd.	5,345	203
	Coromandel International Ltd.	18,638	202
	Biocon Ltd.	72,396	201
	Gujarat Gas Ltd.	32,791	200
	Ipca Laboratories Ltd.	20,194	197
	Aarti Industries Ltd.	30,604	196
	City Union Bank Ltd.	116,325	195
	IDFC Ltd.	209,109	192
	Can Fin Homes Ltd.	27,624	192
	Elgi Equipments Ltd.	33,761	191
	Amara Raja Batteries Ltd.	28,315	190
	Apollo Tyres Ltd.	49,363	187
	SKF India Ltd.	3,474	187
	Sundram Fasteners Ltd.	15,668	186
*	PVR Ltd.	10,128	186
	Kajaria Ceramics Ltd.	14,110	183
	Dixon Technologies India Ltd.	5,245	183
*,1	RBL Bank Ltd.	96,422	182
*	Equitas Holdings Ltd.	89,466	179
	Rajesh Exports Ltd.	22,377	178
	Muthoot Finance Ltd.	15,165	178
		Shares	Market Value• ($000)
	Oberoi Realty Ltd.	17,079	177
[1]	Mindspace Business Parks REIT	50,203	177
	Phoenix Mills Ltd.	10,508	176
	Emami Ltd.	36,251	175
	Piramal Enterprises Ltd.	18,819	175
	IRB Infrastructure Developers Ltd.	491,950	174
*,1	Macrotech Developers Ltd.	17,457	173
	Grindwell Norton Ltd.	7,784	170
	Suven Pharmaceuticals Ltd.	29,059	169
	Canara Bank	48,953	165
	Gillette India Ltd.	2,892	163
	Prestige Estates Projects Ltd.	33,210	163
	Brigade Enterprises Ltd.	27,656	163
*,1	Aster DM Healthcare Ltd.	60,595	163
	NHPC Ltd.	339,704	161
	Finolex Cables Ltd.	18,603	159
	PTC India Ltd.	148,498	158
*	Aditya Birla Capital Ltd.	88,884	157
	Thermax Ltd.	6,011	156
	Cholamandalam Financial Holdings Ltd.	22,498	156
	JK Cement Ltd.	4,602	154
	Motherson Sumi Wiring India Ltd.	257,220	154
	Escorts Kubota Ltd.	6,114	153
	V-Guard Industries Ltd.	50,797	151
*	Aditya Birla Fashion & Retail Ltd.	54,020	150
	Sumitomo Chemical India Ltd.	27,465	149
	Narayana Hrudayalaya Ltd.	16,140	146
	Bayer CropScience Ltd.	2,800	145
	Linde India Ltd.	3,212	145
	Akzo Nobel India Ltd.	5,519	144
	KEC International Ltd.	26,052	142
	Computer Age Management Services Ltd.	5,175	141
	Mahanagar Gas Ltd.	12,969	140
	Bata India Ltd.	8,230	140
	CRISIL Ltd.	3,429	140
	Gujarat Pipavav Port Ltd.	109,491	139
	UNO Minda Ltd.	22,490	138
	Union Bank of India Ltd.	168,590	137
	Kansai Nerolac Paints Ltd.	28,067	137
	PNC Infratech Ltd.	41,475	137
	JB Chemicals & Pharmaceuticals Ltd.	5,810	136
	Poly Medicure Ltd.	12,009	136

40

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Aavas Financiers Ltd.	6,115	135
	Hindustan Zinc Ltd.	36,232	133
	Natco Pharma Ltd.	20,481	133
	Edelweiss Financial Services Ltd.	169,856	132
*	Westlife Foodworld Ltd.	16,809	132
[1]	Dr Lal PathLabs Ltd.	5,395	130
	Alkem Laboratories Ltd.	3,359	129
	eClerx Services Ltd.	7,567	128
	Karur Vysya Bank Ltd.	102,986	127
	360 ONE WAM Ltd.	6,090	127
*	Devyani International Ltd.	67,918	125
*	Suzlon Energy Ltd.	1,255,621	124
*	Exide Industries Ltd.	58,485	124
*	Affle India Ltd.	10,011	124
*	EIH Ltd.	64,453	123
	NCC Ltd.	113,086	122
[1]	ICICI Securities Ltd.	21,613	122
	Central Depository Services India Ltd.	10,163	122
	Bajaj Electricals Ltd.	9,251	122
[1]	Syngene International Ltd.	17,179	121
	Oracle Financial Services Software Ltd.	3,124	120
	Sonata Software Ltd.	13,626	120
	Care Ratings Ltd.	15,003	119
*	CreditAccess Grameen Ltd.	10,221	119
	Indian Bank	37,677	117
	Gateway Distriparks Ltd.	164,237	117
	Manappuram Finance Ltd.	93,394	116
	Zydus Wellnes Ltd.	6,698	116
	JK Lakshmi Cement Ltd.	14,107	115
	JM Financial Ltd.	144,324	114
	Bombay Burmah Trading Co.	10,636	114
	KPR Mill Ltd.	16,373	114
	V-Mart Retail Ltd.	3,833	112
*,1	PNB Housing Finance Ltd.	15,543	112
	EPL Ltd.	57,947	112
	Lakshmi Machine Works Ltd.	860	112
	Balrampur Chini Mills Ltd.	25,755	111
[1]	Godrej Agrovet Ltd.	21,051	111
	Kaveri Seed Co. Ltd.	17,682	110
[1]	IndiaMart InterMesh Ltd.	1,885	110
	UTI Asset Management Co. Ltd.	13,965	110
	Relaxo Footwears Ltd.	11,513	108
	VIP Industries Ltd.	14,063	108
		Shares	Market Value• ($000)
*	TeamLease Services Ltd.	3,525	107
	Bank of India	118,961	102
	Sobha Ltd.	14,591	102
	AstraZeneca Pharma India Ltd.	2,527	102
*	Medplus Health Services Ltd.	12,612	102
	Glenmark Pharmaceuticals Ltd.	19,567	101
[1]	Nippon Life India Asset Management Ltd.	37,289	100
[1]	Brookfield India Real Estate Trust	31,131	100
[1]	Indian Railway Finance Corp. Ltd.	302,861	99
	Mastek Ltd.	4,950	99
	Avanti Feeds Ltd.	22,146	98
	Angel One Ltd.	7,915	98
	DCB Bank Ltd.	71,201	97
	EID Parry India Ltd.	15,993	97
	Poonawalla Fincorp Ltd.	27,778	97
	Happiest Minds Technologies Ltd.	9,337	97
	National Aluminium Co. Ltd.	100,264	95
	Castrol India Ltd.	68,204	95
*	One 97 Communications Ltd.	13,160	95
*	FSN E-Commerce Ventures Ltd.	55,974	95
	Tanla Platforms Ltd.	11,484	94
	Asahi India Glass Ltd.	16,150	94
	Pfizer Ltd.	2,032	93
*	Vodafone Idea Ltd.	1,123,026	92
	Aptus Value Housing Finance India Ltd.	31,288	92
	Orient Electric Ltd.	27,671	91
	Punjab National Bank	154,210	90
	Vinati Organics Ltd.	3,971	90
	Birlasoft Ltd.	26,813	89
	Ajanta Pharma Ltd.	6,240	89
	Hatsun Agro Product Ltd.	8,159	89
	Alkyl Amines Chemicals	2,943	89
	Sterlite Technologies Ltd.	45,252	87
	Granules India Ltd.	25,705	87
*	Delhivery Ltd.	20,698	87
	KRBL Ltd.	20,932	86
	Intellect Design Arena Ltd.	15,767	86
[1]	Eris Lifesciences Ltd.	10,862	83
	Zensar Technologies Ltd.	23,716	83
	GlaxoSmithKline Pharmaceuticals Ltd.	5,071	82

41

ESG International Stock ETF
		Shares	Market Value• ($000)
	Mahindra CIE Automotive Ltd.	16,024	82
*,1	Lemon Tree Hotels Ltd.	86,512	81
	Symphony Ltd.	5,659	80
	Karnataka Bank Ltd.	46,225	79
	Raymond Ltd.	5,086	78
	Ceat Ltd.	4,588	77
	GHCL Ltd.	12,314	77
*	Godrej Industries Ltd.	14,866	75
	KNR Constructions Ltd.	24,359	75
	Vaibhav Global Ltd.	18,866	74
*,1	Krishna Institute of Medical Sciences Ltd.	4,575	74
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	9,893	74
	Chambal Fertilisers & Chemicals Ltd.	22,046	73
	DCM Shriram Ltd.	7,257	72
	Jindal Saw Ltd.	39,281	71
*	South Indian Bank Ltd.	352,817	71
	Motilal Oswal Financial Services Ltd.	9,746	71
[1]	Metropolis Healthcare Ltd.	4,469	71
	CCL Products India Ltd.	10,772	71
	Route Mobile Ltd.	4,308	70
	Trident Ltd.	187,460	69
	Vedant Fashions Ltd.	4,767	69
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	10,720	68
*,1	Tejas Networks Ltd.	9,976	67
*	Sun Pharma Advanced Research Co. Ltd.	28,046	65
	Procter & Gamble Health Ltd.	1,146	65
	BSE Ltd.	12,146	65
	Fine Organic Industries Ltd.	1,161	65
	Bajaj Consumer Care Ltd.	32,552	64
	Garware Technical Fibres Ltd.	1,797	64
	Welspun Corp. Ltd.	28,252	63
*	Indiabulls Real Estate Ltd.	90,985	63
*	Vardhman Textiles Ltd.	16,852	63
	Rallis India Ltd.	25,921	62
	Balaji Amines Ltd.	2,333	62
	Multi Commodity Exchange of India Ltd.	3,581	61
*	Indiabulls Housing Finance Ltd.	50,205	61
[1]	Endurance Technologies Ltd.	4,052	61
*	Nuvoco Vistas Corp. Ltd.	14,469	61
		Shares	Market Value• ($000)
	Century Textiles & Industries Ltd.	8,117	60
	TTK Prestige Ltd.	6,540	60
	Century Plyboards India Ltd.	9,875	60
	Blue Dart Express Ltd.	789	59
[1]	Quess Corp. Ltd.	13,750	59
	Clean Science & Technology Ltd.	3,557	59
	GMM Pfaudler Ltd.	2,987	59
*	Borosil Renewables Ltd.	10,389	59
	Jubilant Pharmova Ltd. Class A	15,700	58
*	Tata Teleservices Maharashtra Ltd.	85,777	58
*	Strides Pharma Science Ltd.	15,586	56
	Jubilant Ingrevia Ltd.	10,447	56
[1]	New India Assurance Co. Ltd.	44,883	55
*	IFCI Ltd.	412,343	54
	Hitachi Energy India Ltd.	1,318	53
	Firstsource Solutions Ltd.	38,991	53
*	NIIT Ltd.	13,822	53
*	Chemplast Sanmar Ltd.	11,255	53
	Mahindra Lifespace Developers Ltd.	11,232	51
*	Amber Enterprises India Ltd.	2,203	50
*	Infibeam Avenues Ltd.	261,334	50
	Rain Industries Ltd.	26,663	49
	ZF Commercial Vehicle Control Systems India Ltd.	385	49
	Alembic Pharmaceuticals Ltd.	7,940	49
*	Alok Industries Ltd.	320,847	49
	BASF India Ltd.	1,770	49
*	Restaurant Brands Asia Ltd.	43,683	49
	Graphite India Ltd.	13,217	46
	Welspun India Ltd.	56,513	45
	Galaxy Surfactants Ltd.	1,566	45
	Whirlpool of India Ltd.	2,819	44
	NOCIL Ltd.	16,453	44
	Brightcom Group Ltd.	154,046	43
*	Just Dial Ltd.	5,648	39
[1]	General Insurance Corp. of India	20,787	37
	Saregama India Ltd.	9,130	36
	Polyplex Corp. Ltd.	2,171	36
	NBCC India Ltd.	85,173	34
	Birla Corp. Ltd.	3,123	33
*	Dhani Services Ltd.	84,039	31
*	Sheela Foam Ltd.	2,132	30

42

ESG International Stock ETF
		Shares	Market Value• ($000)
*	TV18 Broadcast Ltd.	71,623	28
	Vakrangee Ltd.	86,136	23
			123,248
Indonesia (0.6%)
	Bank Central Asia Tbk. PT	9,040,716	5,185
	Bank Rakyat Indonesia Persero Tbk. PT	11,405,796	3,491
	Bank Mandiri Persero Tbk. PT	3,554,300	2,330
	Telkom Indonesia Persero Tbk. PT	8,334,700	2,123
	Bank Negara Indonesia Persero Tbk. PT	1,584,200	911
	Charoen Pokphand Indonesia Tbk. PT	1,208,900	426
	Kalbe Farma Tbk. PT	2,683,800	371
	Sarana Menara Nusantara Tbk. PT	4,725,700	325
	Elang Mahkota Teknologi Tbk. PT	4,514,400	281
	Unilever Indonesia Tbk. PT	893,100	245
	Barito Pacific Tbk. PT	3,954,274	242
	Indofood Sukses Makmur Tbk. PT	557,700	237
	Indah Kiat Pulp & Paper Tbk. PT	357,800	186
	Matahari Department Store Tbk. PT	534,600	181
	Indocement Tunggal Prakarsa Tbk. PT	236,800	173
	Mitra Keluarga Karyasehat Tbk. PT	878,600	172
	Dayamitra Telekomunikasi Tbk. PT	3,675,800	166
	Summarecon Agung Tbk. PT	4,030,906	160
	Indofood CBP Sukses Makmur Tbk. PT	237,400	158
	Medikaloka Hermina Tbk. PT	1,613,400	158
	Tower Bersama Infrastructure Tbk. PT	1,080,560	148
	XL Axiata Tbk. PT	903,550	124
*	Vale Indonesia Tbk. PT	256,700	115
*	Mitra Adiperkasa Tbk. PT	1,091,500	108
	Ciputra Development Tbk. PT	1,646,700	107
	BFI Finance Indonesia Tbk. PT	1,111,600	100
	Panin Financial Tbk. PT	3,652,100	95
	Avia Avian Tbk. PT	2,306,500	95
	Pakuwon Jati Tbk. PT	2,457,700	74
*	Smartfren Telecom Tbk. PT	16,193,800	71
		Shares	Market Value• ($000)
*	Waskita Karya Persero Tbk. PT	3,046,719	69
	Japfa Comfeed Indonesia Tbk. PT	776,300	68
	Indosat Tbk. PT	146,600	66
	Mayora Indah Tbk. PT	374,700	65
*	Adhi Karya Persero Tbk. PT	2,192,343	64
*	Bank Neo Commerce Tbk. PT	1,417,538	59
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	872,600	50
	Bank Pan Indonesia Tbk. PT	519,000	49
*	Bumi Serpong Damai Tbk. PT	715,500	46
	Bank BTPN Syariah Tbk. PT	276,900	43
	Ace Hardware Indonesia Tbk. PT	1,262,600	42
	Ramayana Lestari Sentosa Tbk. PT	945,400	41
*	Global Mediacom Tbk. PT	2,154,300	40
	Surya Citra Media Tbk. PT	2,787,300	40
	Bank Syariah Indonesia Tbk. PT	320,900	32
	Bank Tabungan Negara Persero Tbk. PT	342,048	30
*	Bank Bukopin Tbk. PT	3,577,300	28
*	Surya Semesta Internusa Tbk. PT	980,500	27
*	Media Nusantara Citra Tbk. PT	608,900	26
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	288,626	25
	Astra Agro Lestari Tbk. PT	38,600	21
*	Lippo Karawaci Tbk. PT	3,991,800	21
*	Jasa Marga Persero Tbk. PT	97,000	21
	Bank Danamon Indonesia Tbk. PT	109,100	20
*	Wijaya Karya Persero Tbk. PT	489,100	20
*	Alam Sutera Realty Tbk. PT	1,777,500	19
*	Bank Raya Indonesia Tbk. PT	373,851	10
*,2	Trada Alam Minera Tbk. PT	477,100	2
			19,602
Ireland (0.2%)
	Kerry Group plc Class A	25,383	2,430

43

ESG International Stock ETF
		Shares	Market Value• ($000)
	Bank of Ireland Group plc	172,974	1,906
	Kingspan Group plc	25,151	1,633
	AIB Group plc	168,779	721
	Glanbia plc	22,494	278
	Kingspan Group plc	2,173	142
*	Dalata Hotel Group plc	22,784	103
	Glanbia plc	28	—
			7,213
Israel (0.4%)
*	Nice Ltd.	11,098	2,307
	Bank Leumi Le-Israel BM	278,848	2,168
	Bank Hapoalim BM	244,253	2,043
	Israel Discount Bank Ltd. Class A	254,615	1,208
*	Tower Semiconductor Ltd.	18,575	760
	Mizrahi Tefahot Bank Ltd.	23,600	702
*	Nova Ltd.	4,418	403
	Bezeq The Israeli Telecommunication Corp. Ltd.	279,655	387
	Azrieli Group Ltd.	4,682	263
*	Enlight Renewable Energy Ltd.	15,377	252
	First International Bank of Israel Ltd.	6,272	222
	Reit 1 Ltd.	51,819	214
*	Perion Network Ltd.	5,628	195
	Shufersal Ltd.	36,186	187
*	Big Shopping Centers Ltd.	2,153	187
*	Clal Insurance Enterprises Holdings Ltd.	9,523	137
	Phoenix Holdings Ltd.	14,071	134
	Alony Hetz Properties & Investments Ltd.	14,657	128
	Strauss Group Ltd.	5,310	121
*	Camtek Ltd.	4,306	117
	Harel Insurance Investments & Financial Services Ltd.	12,948	109
	Electra Ltd.	245	99
	Isracard Ltd.	27,519	98
	Shapir Engineering & Industry Ltd.	14,302	94
	Mega Or Holdings Ltd.	4,166	89
*	Shikun & Binui Ltd.	36,562	84
	Maytronics Ltd.	6,590	79
	Hilan Ltd.	1,863	75
*	Partner Communications Co. Ltd.	12,908	72
		Shares	Market Value• ($000)
	Sapiens International Corp. NV	3,489	72
	Fox Wizel Ltd.	893	71
	FIBI Holdings Ltd.	1,731	63
	One Software Technologies Ltd.	5,661	63
	Delta Galil Ltd.	1,506	61
	Matrix IT Ltd.	3,252	60
	Sella Capital Real Estate Ltd.	29,757	60
	AudioCodes Ltd.	3,589	59
	Elco Ltd.	1,586	58
	Danel Adir Yeoshua Ltd.	724	55
	IDI Insurance Co. Ltd.	2,191	51
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	890	49
	Summit Real Estate Holdings Ltd.	4,301	46
*	Kamada Ltd.	10,240	44
	Menora Mivtachim Holdings Ltd.	2,250	43
	G City Ltd.	11,329	39
	Israel Canada T.R Ltd.	19,092	39
*	Cellcom Israel Ltd.	8,894	36
*	AFI Properties Ltd.	1,025	27
*	Allot Ltd.	5,846	17
*	Compugen Ltd.	17,173	13
			13,960
Italy (1.7%)
	Intesa Sanpaolo SpA	2,681,788	7,244
	UniCredit SpA	320,328	6,554
	Ferrari NV	20,627	5,352
	Stellantis NV	253,604	4,437
	Assicurazioni Generali SpA	215,890	4,270
	CNH Industrial NV	160,487	2,631
	Moncler SpA	36,966	2,253
	Terna - Rete Elettrica Nazionale	261,309	1,964
	FinecoBank Banca Fineco SpA	109,440	1,891
	Mediobanca Banca di Credito Finanziario SpA	143,730	1,534
	Stellantis NV	73,590	1,283
	Banco BPM SpA	261,291	1,139
	Interpump Group SpA	17,192	944
*,1	Nexi SpA	105,151	849
*	Telecom Italia SpA (Bearer)	2,363,259	759
	Recordati Industria Chimica e Farmaceutica SpA	17,245	731
	Amplifon SpA	21,166	612
[1]	Poste Italiane SpA	53,711	579
	Reply SpA	4,452	534

44

ESG International Stock ETF
		Shares	Market Value• ($000)
	Banca Popolare di Sondrio SPA	98,959	503
[1]	Infrastrutture Wireless Italiane SpA	41,255	454
	Brunello Cucinelli SpA	5,323	448
	Azimut Holding SpA	18,768	445
	DiaSorin SpA	3,352	404
	BPER Banca	136,466	388
	Unipol Gruppo SpA	67,062	355
	Banca Mediolanum SpA	33,476	324
	Brembo SpA	18,380	290
[1]	Pirelli & C SpA	55,881	285
	Italgas SpA	49,271	280
	Tamburi Investment Partners SpA	29,749	241
	Banca Generali SpA	6,834	236
	Buzzi Unicem SpA	9,825	226
*	Telecom Italia SpA (Registered)	659,503	215
[1]	Carel Industries SpA	7,464	208
	De' Longhi SpA	8,261	206
[1]	Anima Holding SpA	46,105	199
[1]	BFF Bank SpA	19,355	192
	Biesse SpA	9,629	173
*	Autogrill SpA	23,801	169
*	Banca Monte dei Paschi di Siena SpA	61,219	163
	Maire Tecnimont SpA	37,554	151
	Salvatore Ferragamo SpA	7,840	149
	Banca IFIS SpA	8,740	144
	Arnoldo Mondadori Editore SpA	73,257	142
	Tinexta SpA	5,052	128
	Gruppo MutuiOnline SpA	3,987	121
	Sesa SpA	932	120
[1]	Technogym SpA	13,177	117
	Danieli & C Officine Meccaniche SpA Saving Shares	5,269	107
	Italmobiliare SpA	3,648	92
[1]	RAI Way SpA	15,400	88
*	Intercos SpA	5,810	85
	Rizzoli Corriere Della Sera Mediagroup SpA	109,788	83
	SOL SpA	2,908	75
[3]	Webuild SpA	39,750	72
[1]	doValue SpA	9,811	72
	Immobiliare Grande Distribuzione SIIQ SpA	22,995	70
	El.En. SpA	3,899	64
*	CIR SpA-Compagnie Industriali	129,617	60
	Sanlorenzo SpA	1,303	60
	Credito Emiliano SpA	6,294	54
*,1	GVS SpA	9,878	51
		Shares	Market Value• ($000)
	Salcef Group SpA	2,286	42
	Piaggio & C SpA	9,562	41
[1]	Enav SpA	8,501	38
	UnipolSai Assicurazioni SpA	14,275	36
	MFE-MediaForEurope NV Class B	48,774	35
	Danieli & C Officine Meccaniche SpA	1,043	28
	Datalogic SpA	2,377	22
	Zignago Vetro SpA	1,065	20
	MFE-MediaForEurope NV Class A	44,577	20
*	Tod's SpA	471	18
	MARR SpA	1,358	17
*,3	Juventus Football Club SpA	47,511	15
	Cementir Holding NV	1,388	12
*	Webuild SpA Warrants Exp. 8/2/30	3,597	2
			54,415
Japan (16.6%)
	Toyota Motor Corp.	2,004,900	27,326
	Sony Group Corp.	203,400	17,008
	Keyence Corp.	33,300	14,393
	Mitsubishi UFJ Financial Group Inc.	1,998,500	14,168
	Daiichi Sankyo Co. Ltd.	311,500	9,811
	Sumitomo Mitsui Financial Group Inc.	221,000	9,652
	Shin-Etsu Chemical Co. Ltd.	64,300	8,914
	Tokyo Electron Ltd.	24,100	8,269
	KDDI Corp.	276,100	8,078
	Takeda Pharmaceutical Co. Ltd.	258,157	7,958
	Honda Motor Co. Ltd.	287,400	7,473
	Tokio Marine Holdings Inc.	323,500	6,868
	Mizuho Financial Group Inc.	427,420	6,662
	SoftBank Group Corp.	163,100	6,596
	Nintendo Co. Ltd.	173,600	6,499
	Recruit Holdings Co. Ltd.	231,749	6,215
	Hoya Corp.	58,900	5,831
	Nippon Telegraph & Telephone Corp.	198,000	5,737
	Seven & i Holdings Co. Ltd.	125,100	5,593
	FANUC Corp.	32,100	5,456
	Murata Manufacturing Co. Ltd.	96,300	5,155
	SoftBank Corp.	455,843	5,142
	Oriental Land Co. Ltd.	30,700	4,902
	Fast Retailing Co. Ltd.	24,300	4,797
	SMC Corp.	8,800	4,473

45

ESG International Stock ETF
		Shares	Market Value• ($000)
	Astellas Pharma Inc.	316,300	4,442
	Denso Corp.	76,200	4,051
	Fujitsu Ltd.	31,100	3,994
	Nidec Corp.	75,700	3,842
	Central Japan Railway Co.	33,600	3,772
	Bridgestone Corp.	98,100	3,753
	Dai-ichi Life Holdings Inc.	171,700	3,663
	Canon Inc.	168,800	3,633
	Olympus Corp.	210,500	3,546
	Panasonic Holdings Corp.	367,500	3,209
	Terumo Corp.	116,500	3,132
	Mitsui Fudosan Co. Ltd.	164,300	3,131
	Shiseido Co. Ltd.	66,700	3,073
	East Japan Railway Co.	60,200	3,040
	Kao Corp.	81,000	3,017
	Japan Post Holdings Co. Ltd.	337,667	3,002
	Chugai Pharmaceutical Co. Ltd.	116,000	2,886
	Kubota Corp.	190,400	2,874
	FUJIFILM Holdings Corp.	60,300	2,813
	Suzuki Motor Corp.	79,200	2,779
	Kyocera Corp.	56,200	2,766
	Daiwa House Industry Co. Ltd.	118,100	2,726
	MS&AD Insurance Group Holdings Inc.	82,800	2,710
	Advantest Corp.	33,900	2,687
*	Renesas Electronics Corp.	201,377	2,601
	Mitsubishi Estate Co. Ltd.	206,400	2,566
	Sumitomo Mitsui Trust Holdings Inc.	68,800	2,549
	Unicharm Corp.	68,500	2,535
	Ajinomoto Co. Inc.	84,500	2,493
	Sompo Holdings Inc.	57,700	2,477
	Eisai Co. Ltd.	45,100	2,436
	Aeon Co. Ltd.	128,300	2,393
	Nomura Holdings Inc.	563,300	2,322
	Bandai Namco Holdings Inc.	36,800	2,274
	Resona Holdings Inc.	402,750	2,218
	Nippon Yusen KK	81,900	2,129
	Shionogi & Co. Ltd.	48,000	2,127
	Sekisui House Ltd.	111,100	2,103
	Secom Co. Ltd.	35,300	2,053
	Sysmex Corp.	34,200	2,049
	Lasertec Corp.	12,300	2,000
	TDK Corp.	59,300	1,985
	Yaskawa Electric Corp.	50,300	1,979
	Omron Corp.	36,700	1,970
	Shares	Market Value• ($000)
Otsuka Holdings Co. Ltd.	63,400	1,921
Sumitomo Electric Industries Ltd.	154,700	1,904
Nitto Denko Corp.	31,500	1,896
Sumitomo Realty & Development Co. Ltd.	78,500	1,853
Yakult Honsha Co. Ltd.	26,538	1,809
Shimano Inc.	11,600	1,804
West Japan Railway Co.	45,251	1,756
NEC Corp.	48,900	1,750
Toyota Industries Corp.	29,700	1,743
M3 Inc.	72,200	1,722
Asahi Kasei Corp.	244,400	1,702
Toray Industries Inc.	297,300	1,702
NTT Data Corp.	114,700	1,591
Nomura Research Institute Ltd.	70,800	1,582
Japan Exchange Group Inc.	105,700	1,576
Mitsubishi Chemical Group Corp.	269,500	1,570
Ono Pharmaceutical Co. Ltd.	76,600	1,560
Dai Nippon Printing Co. Ltd.	57,100	1,531
Shimadzu Corp.	52,400	1,513
T&D Holdings Inc.	97,900	1,483
MINEBEA MITSUMI Inc.	85,300	1,478
Hamamatsu Photonics KK	29,700	1,457
Nippon Paint Holdings Co. Ltd.	165,613	1,447
Daiwa Securities Group Inc.	302,300	1,445
Yamaha Motor Co. Ltd.	56,400	1,443
Nissan Motor Co. Ltd.	360,800	1,401
Mitsui OSK Lines Ltd.	53,500	1,397
Pan Pacific International Holdings Corp.	75,400	1,378
Dentsu Group Inc.	41,900	1,344
Disco Corp.	4,200	1,317
Tokyu Corp.	107,200	1,291
Nitori Holdings Co. Ltd.	11,400	1,288
MEIJI Holdings Co. Ltd.	27,500	1,259
Z Holdings Corp.	468,600	1,258
Nissan Chemical Corp.	28,300	1,243
Isuzu Motors Ltd.	103,000	1,232
Kintetsu Group Holdings Co. Ltd.	39,500	1,197
SG Holdings Co. Ltd.	81,934	1,181
Nippon Building Fund Inc.	272	1,148
MISUMI Group Inc.	48,000	1,141
Kyowa Kirin Co. Ltd.	53,200	1,139
Makita Corp.	45,800	1,120

46

ESG International Stock ETF
	Shares	Market Value• ($000)
Yamato Holdings Co. Ltd.	66,300	1,120
Capcom Co. Ltd.	35,100	1,105
Sekisui Chemical Co. Ltd.	82,400	1,105
Kurita Water Industries Ltd.	23,800	1,075
Concordia Financial Group Ltd.	248,500	1,068
SBI Holdings Inc.	49,400	1,065
Aisin Corp.	37,700	1,033
Chiba Bank Ltd.	139,900	1,024
Mazda Motor Corp.	113,800	1,018
TOTO Ltd.	29,800	996
TIS Inc.	39,500	981
Kawasaki Kisen Kaisha Ltd.	40,800	977
MatsukiyoCocokara & Co.	20,900	971
Mitsui Chemicals Inc.	39,900	963
Toho Co. Ltd.	26,900	936
NGK Spark Plug Co. Ltd.	46,300	931
Japan Real Estate Investment Corp.	224	928
Tobu Railway Co. Ltd.	40,900	913
Yamaha Corp.	24,000	911
BayCurrent Consulting Inc.	23,200	911
Odakyu Electric Railway Co. Ltd.	74,500	903
Rohm Co. Ltd.	11,700	901
Kuraray Co. Ltd.	99,700	894
Daito Trust Construction Co. Ltd.	9,400	885
Taiyo Yuden Co. Ltd.	28,300	857
Fukuoka Financial Group Inc.	38,000	848
Lixil Corp.	53,000	845
Koito Manufacturing Co. Ltd.	50,000	840
Nisshin Seifun Group Inc.	72,600	839
Aozora Bank Ltd.	43,100	835
Nomura Real Estate Master Fund Inc.	752	834
Trend Micro Inc.	17,700	832
SUMCO Corp.	60,300	832
NH Foods Ltd.	29,700	820
Shizuoka Financial Group Inc.	101,200	809
Azbil Corp.	30,700	798
JSR Corp.	34,800	791
Hankyu Hanshin Holdings Inc.	27,600	785
Nippon Prologis REIT Inc.	364	776
Daifuku Co. Ltd.	14,200	774
		Shares	Market Value• ($000)
	Marui Group Co. Ltd.	50,300	766
	USS Co. Ltd.	47,200	765
	Oji Holdings Corp.	188,300	764
	Nissin Foods Holdings Co. Ltd.	9,100	758
	Asics Corp.	29,700	752
	Ibiden Co. Ltd.	21,800	748
	Toppan Inc.	40,900	740
	NSK Ltd.	133,500	739
	Toagosei Co. Ltd.	80,000	736
	Seiko Epson Corp.	52,200	720
	Brother Industries Ltd.	48,800	718
	CyberAgent Inc.	83,500	714
	Stanley Electric Co. Ltd.	34,200	713
	Santen Pharmaceutical Co. Ltd.	93,000	710
*	ANA Holdings Inc.	34,941	709
	Keio Corp.	20,200	704
	Bank of Kyoto Ltd.	14,700	702
	Toyo Suisan Kaisha Ltd.	17,100	692
	Haseko Corp.	59,800	686
	Hulic Co. Ltd.	84,670	674
	Resonac Holdings Corp.	41,067	674
	Nikon Corp.	67,600	670
	Rakuten Group Inc.	130,300	642
	Amada Co. Ltd.	69,600	633
	Daiwa House REIT Investment Corp.	303	625
	Keisei Electric Railway Co. Ltd.	21,600	624
	Suntory Beverage & Food Ltd.	17,800	624
	Konami Group Corp.	14,000	618
	Nabtesco Corp.	23,900	618
	Rohto Pharmaceutical Co. Ltd.	34,000	618
	Persol Holdings Co. Ltd.	30,100	603
*	Japan Airlines Co. Ltd.	30,623	577
	Keihan Holdings Co. Ltd.	22,800	561
	Taiheiyo Cement Corp.	30,300	557
	Nagoya Railroad Co. Ltd.	36,300	551
	Advance Residence Investment Corp.	224	550
	Hoshizaki Corp.	15,100	535
	Hirose Electric Co. Ltd.	4,300	526
	Teijin Ltd.	49,600	515
	Square Enix Holdings Co. Ltd.	11,500	513
	COMSYS Holdings Corp.	28,100	511
	Keikyu Corp.	54,600	509
	Nippon Express Holdings Inc.	9,100	508
	Otsuka Corp.	15,000	506

47

ESG International Stock ETF
		Shares	Market Value• ($000)
	Isetan Mitsukoshi Holdings Ltd.	49,100	502
	GMO Payment Gateway Inc.	6,100	501
	Kose Corp.	4,400	497
	Zensho Holdings Co. Ltd.	17,600	496
	Asahi Intecc Co. Ltd.	29,100	495
	Food & Life Cos. Ltd.	19,500	493
	Yamada Holdings Co. Ltd.	139,700	491
	Tokyu Fudosan Holdings Corp.	100,300	485
	Kobayashi Pharmaceutical Co. Ltd.	8,000	482
	Seibu Holdings Inc.	44,500	448
	Iwatani Corp.	10,800	446
	Daishi Hokuetsu Financial Group Inc.	18,700	446
	Konica Minolta Inc.	102,100	445
	Japan Post Insurance Co. Ltd.	25,639	445
	Lintec Corp.	27,100	444
	Hisamitsu Pharmaceutical Co. Inc.	15,600	438
	Hakuhodo DY Holdings Inc.	39,300	438
	Goldwin Inc.	5,000	435
	Orix JREIT Inc.	322	431
	Sohgo Security Services Co. Ltd.	16,400	430
	Hikari Tsushin Inc.	2,900	421
	Zenkoku Hosho Co. Ltd.	10,900	415
[3]	Japan Post Bank Co. Ltd.	48,000	415
*	Mitsubishi Motors Corp.	104,100	411
	SCREEN Holdings Co. Ltd.	5,100	407
	Lion Corp.	37,600	406
	TechnoPro Holdings Inc.	15,900	403
	Hachijuni Bank Ltd.	86,900	393
	Toyo Corp.	40,500	392
	Alfresa Holdings Corp.	31,600	382
	United Urban Investment Corp.	346	382
	Tsuruha Holdings Inc.	5,400	380
	THK Co. Ltd.	16,900	378
	Alps Alpine Co. Ltd.	39,200	372
	Open House Group Co. Ltd.	10,200	367
	Kyushu Railway Co.	16,500	361
	Miura Co. Ltd.	14,900	360
	Wacoal Holdings Corp.	19,900	358
	Kaken Pharmaceutical Co. Ltd.	13,300	354
		Shares	Market Value• ($000)
	Kansai Paint Co. Ltd.	26,400	354
	ZOZO Inc.	15,900	353
*	Right On Co. Ltd.	84,800	349
	Nifco Inc.	13,200	348
	Ryohin Keikaku Co. Ltd.	34,600	348
	Koei Tecmo Holdings Co. Ltd.	20,280	340
	Pigeon Corp.	21,900	338
	Nihon M&A Center Holdings Inc.	40,500	338
	Rinnai Corp.	4,800	337
	Artnature Inc.	60,700	337
	Yokohama Rubber Co. Ltd.	17,500	332
	Fuyo General Lease Co. Ltd.	4,800	331
	Maruha Nichiro Corp.	18,600	331
	Japan Hotel REIT Investment Corp.	580	328
	Nippon Sanso Holdings Corp.	18,300	326
	Nippon Shinyaku Co. Ltd.	7,200	322
	Mitsubishi HC Capital Inc.	61,360	320
	Nagase & Co. Ltd.	21,500	319
	Sumitomo Forestry Co. Ltd.	16,600	319
	Mebuki Financial Group Inc.	117,900	317
	Internet Initiative Japan Inc.	15,600	312
	Anritsu Corp.	34,100	311
	Hirogin Holdings Inc.	60,600	307
	J Front Retailing Co. Ltd.	33,000	306
	Nippon Kayaku Co. Ltd.	34,100	299
	DIC Corp.	16,200	289
	Fujikura Ltd.	39,600	281
	Tokyo Century Corp.	8,400	281
*	SHIFT Inc.	1,700	281
	Shimamura Co. Ltd.	3,000	280
	Tokyo Tatemono Co. Ltd.	22,900	280
	Takashimaya Co. Ltd.	19,900	277
	Fujitec Co. Ltd.	12,000	277
	Oracle Corp. Japan	3,900	266
	Kakaku.com Inc.	17,800	265
	NET One Systems Co. Ltd.	11,600	265
	JP-Holdings Inc.	101,800	265
	Mitsui Fudosan Logistics Park Inc.	79	263
	Iida Group Holdings Co. Ltd.	15,700	261
	Suzuken Co. Ltd.	10,100	255

48

ESG International Stock ETF
		Shares	Market Value• ($000)
	Toyo Seikan Group Holdings Ltd.	19,600	255
	Medipal Holdings Corp.	19,200	252
	Nomura Real Estate Holdings Inc.	11,300	252
	Credit Saison Co. Ltd.	18,400	251
*	Park24 Co. Ltd.	17,100	251
	Yushin Precision Equipment Co. Ltd.	46,600	249
	Nippon Electric Glass Co. Ltd.	13,300	248
	Sanrio Co. Ltd.	8,200	248
	NSD Co. Ltd.	14,300	247
	Shinko Electric Industries Co. Ltd.	9,000	247
	Kadokawa Corp.	12,344	246
	ST Corp.	21,400	244
	Frontier Real Estate Investment Corp.	66	243
	Mitsubishi Estate Logistics REIT Investment Corp.	82	243
	Kamigumi Co. Ltd.	12,200	241
	Casio Computer Co. Ltd.	24,400	239
	Denka Co. Ltd.	11,300	239
	Iyogin Holdings Inc.	39,800	237
	Japan Prime Realty Investment Corp.	89	235
	Nankai Electric Railway Co. Ltd.	11,600	235
	Nichirei Corp.	11,900	235
	Mori Trust REIT Inc.	422	235
	Daihen Corp.	7,500	235
	Sanwa Holdings Corp.	22,200	234
	Ito En Ltd.	6,800	229
	Nagatanien Holdings Co. Ltd.	14,900	229
	Furukawa Electric Co. Ltd.	13,000	227
	Tokyo Ohka Kogyo Co. Ltd.	4,300	227
	Kaneka Corp.	8,800	221
	OKUMA Corp.	5,500	221
	Kewpie Corp.	13,700	221
	SHO-BOND Holdings Co. Ltd.	5,600	221
*	Money Forward Inc.	6,700	221
	Daiwa Office Investment Corp.	49	220
	Sekisui House REIT Inc.	412	218
	Invincible Investment Corp.	528	213
	Wellneo Sugar Co. Ltd.	17,100	211
	SCSK Corp.	14,400	209
	Nihon Kohden Corp.	8,300	208
	Ulvac Inc.	5,400	207
		Shares	Market Value• ($000)
	Kagome Co. Ltd.	9,200	203
	Dowa Holdings Co. Ltd.	6,200	202
	LaSalle Logiport REIT	178	202
	Relo Group Inc.	12,600	201
	Sugi Holdings Co. Ltd.	4,800	201
	Taisho Pharmaceutical Holdings Co. Ltd.	5,100	201
	Sankyu Inc.	5,400	199
	BIPROGY Inc.	8,900	197
	Industrial & Infrastructure Fund Investment Corp.	187	197
	Sumitomo Pharma Co. Ltd.	31,100	195
	INFRONEER Holdings Inc.	25,708	195
	Daiseki Co. Ltd.	6,380	192
	SMS Co. Ltd.	8,000	192
	OSG Corp.	13,400	191
*	PeptiDream Inc.	14,000	190
	Jeol Ltd.	6,100	190
	Sumitomo Rubber Industries Ltd.	21,000	189
	Topcon Corp.	13,900	183
	Nippon Gas Co. Ltd.	13,000	182
	Kenedix Office Investment Corp.	76	178
	JAFCO Group Co. Ltd.	10,800	175
	Gunma Bank Ltd.	46,400	174
	Rakus Co. Ltd.	14,000	174
	Ushio Inc.	15,100	173
	Daicel Corp.	24,700	172
	Sanken Electric Co. Ltd.	2,500	170
*	Hino Motors Ltd.	41,200	168
	Benesse Holdings Inc.	11,300	167
	ADEKA Corp.	10,300	167
	DMG Mori Co. Ltd.	10,300	166
	Daiwa Securities Living Investments Corp.	200	166
	Meitec Corp.	9,200	165
	Ain Holdings Inc.	3,900	162
	Calbee Inc.	8,100	161
	Nisshinbo Holdings Inc.	21,600	160
	Yamazaki Baking Co. Ltd.	13,700	159
	Fancl Corp.	8,500	158
*	Sansan Inc.	14,000	158
	Kanamoto Co. Ltd.	9,400	156
	Morinaga Milk Industry Co. Ltd.	4,600	156
	JTEKT Corp.	20,600	154
	Gunze Ltd.	4,700	154
	Mitsui High-Tec Inc.	3,000	154
	Sharp Corp.	21,900	151
	Pilot Corp.	4,700	151
	Nippon Kanzai Co. Ltd.	7,900	150
	Menicon Co. Ltd.	7,000	150

49

ESG International Stock ETF
		Shares	Market Value• ($000)
	Descente Ltd.	5,100	149
	Fujitsu General Ltd.	5,300	148
	Amano Corp.	8,000	148
	TKC Corp.	5,500	148
	Tomy Co. Ltd.	14,900	146
	Citizen Watch Co. Ltd.	23,800	144
	Outsourcing Inc.	14,900	144
	ABC-Mart Inc.	2,900	143
	Information Services International-Dentsu Ltd.	4,100	142
	Fuji Soft Inc.	2,400	142
	Coca-Cola Bottlers Japan Holdings Inc.	13,300	140
	FP Corp.	5,500	139
	Seino Holdings Co. Ltd.	13,400	138
	Daiichikosho Co. Ltd.	4,300	137
	Kyushu Financial Group Inc.	35,600	136
	GS Yuasa Corp.	7,500	135
	Mori Hills REIT Investment Corp.	120	135
	Mabuchi Motor Co. Ltd.	4,800	133
	SBI Shinsei Bank Ltd.	7,277	132
	77 Bank Ltd.	7,400	132
	Fuji Corp.	8,700	132
	Mizuho Leasing Co. Ltd.	4,900	132
	Yamaguchi Financial Group Inc.	19,400	131
	Canon Marketing Japan Inc.	5,900	130
	Toyo Tire Corp.	11,000	130
	Kureha Corp.	2,100	130
	Digital Garage Inc.	3,900	129
	Katitas Co. Ltd.	6,500	129
	Zeon Corp.	13,500	128
	EM Systems Co. Ltd.	20,400	128
	Mochida Pharmaceutical Co. Ltd.	5,100	127
	Milbon Co. Ltd.	3,000	126
	As One Corp.	3,000	125
	Sinanen Holdings Co. Ltd.	4,900	125
	K's Holdings Corp.	14,400	124
*	Fujita Kanko Inc.	5,100	124
	Nippon Steel Trading Corp.	1,800	123
	Taiyo Holdings Co. Ltd.	7,100	123
	Asahi Holdings Inc.	8,400	123
	Dexerials Corp.	6,300	123
	Yoshinoya Holdings Co. Ltd.	7,100	122
	Kenedix Residential Next Investment Corp.	81	122
	Hazama Ando Corp.	18,600	120
	Tokyo Seimitsu Co. Ltd.	3,300	120
	Hulic REIT Inc.	107	120
		Shares	Market Value• ($000)
	Resorttrust Inc.	7,600	119
	Toyoda Gosei Co. Ltd.	7,300	119
	DeNA Co. Ltd.	9,300	119
	Daiwabo Holdings Co. Ltd.	7,700	119
*	Leopalace21 Corp.	50,300	119
	NTT UD REIT Investment Corp.	119	119
	H.U. Group Holdings Inc.	6,000	118
	Toridoll Holdings Corp.	5,900	118
	Nishi-Nippon Financial Holdings Inc.	13,700	117
	Japan Material Co. Ltd.	6,600	117
	GMO internet group Inc.	6,200	115
	Mani Inc.	8,500	115
	Kaga Electronics Co. Ltd.	3,200	115
	Morinaga & Co. Ltd.	3,900	112
	Benefit One Inc.	7,300	112
	NTN Corp.	45,000	111
	Nishi-Nippon Railroad Co. Ltd.	6,300	110
	House Foods Group Inc.	5,500	109
*	RENOVA Inc.	7,100	109
	Nextage Co. Ltd.	4,800	108
	Tokyo Individualized Educational Institute Inc.	27,000	104
	Shoei Co. Ltd.	2,600	103
	Nippon Shokubai Co. Ltd.	2,400	100
	Sangetsu Corp.	5,500	100
	Shiga Bank Ltd.	4,700	100
	TS Tech Co. Ltd.	7,800	99
	Sumitomo Warehouse Co. Ltd.	6,300	99
	NOK Corp.	10,000	98
	Fujimi Inc.	2,000	96
	Open Up Group Inc.	7,000	96
	Chugin Financial Group Inc.	13,700	96
	PALTAC Corp.	2,600	95
	Kenedix Retail REIT Corp.	52	95
	Heiwa Real Estate Co. Ltd.	3,400	94
	Nissui Corp.	23,400	94
	Sumitomo Bakelite Co. Ltd.	2,700	94
	Izumi Co. Ltd.	4,200	92
	Cybozu Inc.	4,700	92
	DTS Corp.	3,900	91
	Kyoritsu Maintenance Co. Ltd.	2,300	91
	Tadano Ltd.	12,000	91
	Sotetsu Holdings Inc.	5,300	90

50

ESG International Stock ETF
	Shares	Market Value• ($000)
Takara Bio Inc.	7,100	90
Hokuetsu Corp.	15,000	90
Aichi Financial Group Inc.	4,863	90
Inabata & Co. Ltd.	4,500	89
Sumitomo Osaka Cement Co. Ltd.	3,200	89
Torishima Pump Manufacturing Co. Ltd.	7,900	89
Prima Meat Packers Ltd.	5,600	88
Sanyo Electric Railway Co. Ltd.	5,400	88
Iriso Electronics Co. Ltd.	2,500	87
Taikisha Ltd.	3,300	87
Mitsubishi Logistics Corp.	3,700	86
Rorze Corp.	1,100	86
Trusco Nakayama Corp.	5,200	86
Rengo Co. Ltd.	13,200	86
Hokkoku Financial Holdings Inc.	2,800	86
NHK Spring Co. Ltd.	12,800	85
Nippon Soda Co. Ltd.	2,500	85
Hanwa Co. Ltd.	2,900	84
Kumiai Chemical Industry Co. Ltd.	13,100	83
Kanematsu Electronics Ltd.	1,800	82
Takuma Co. Ltd.	8,100	82
EXEO Group Inc.	4,600	81
Central Glass Co. Ltd.	3,300	81
Japan Best Rescue System Co. Ltd.	14,200	81
Hokuhoku Financial Group Inc.	10,400	80
Organo Corp.	3,200	80
San-In Godo Bank Ltd.	12,900	80
JVCKenwood Corp.	27,100	80
AZ-COM MARUWA Holdings Inc.	6,100	80
Pola Orbis Holdings Inc.	6,200	79
Starts Corp. Inc.	4,200	79
Monex Group Inc.	21,600	79
Joyful Honda Co. Ltd.	6,100	78
Base Co. Ltd.	2,300	78
Sawai Group Holdings Co. Ltd.	2,800	78
PHC Holdings Corp.	7,400	78
H2O Retailing Corp.	7,600	77
Fuji Kyuko Co. Ltd.	2,500	77
C Uyemura & Co. Ltd.	1,700	77
CKD Corp.	4,900	76
Glory Ltd.	3,700	75
Matsuyafoods Holdings Co. Ltd.	2,600	75
MOS Food Services Inc.	3,300	75
		Shares	Market Value• ($000)
	BML Inc.	3,200	74
	Intage Holdings Inc.	6,900	74
	Kitz Corp.	11,400	74
	Riken Keiki Co. Ltd.	2,000	74
	Transcosmos Inc.	3,000	74
	Kyudenko Corp.	2,900	73
	Seven Bank Ltd.	36,300	73
	Systena Corp.	31,000	73
	Nikkon Holdings Co. Ltd.	4,000	73
	Tokuyama Corp.	4,600	73
	Yamazen Corp.	9,500	73
	Change Inc.	4,000	73
	Seiko Group Corp.	3,400	72
	Heiwado Co. Ltd.	4,600	72
	LITALICO Inc.	3,800	72
	Kyokuyo Co. Ltd.	2,600	70
	Nishimatsu Construction Co. Ltd.	2,625	70
	UACJ Corp.	3,500	69
	Ezaki Glico Co. Ltd.	2,700	68
	en Japan Inc.	3,900	68
	Iino Kaiun Kaisha Ltd.	8,500	68
	Nitto Kogyo Corp.	3,500	68
	Japan Wool Textile Co. Ltd.	9,300	67
	Takeuchi Manufacturing Co. Ltd.	3,100	66
	Insource Co. Ltd.	7,200	65
	TBS Holdings Inc.	4,900	64
	JCR Pharmaceuticals Co. Ltd.	5,900	64
	Bando Chemical Industries Ltd.	8,200	63
	Godo Steel Ltd.	2,400	63
	Miroku Jyoho Service Co. Ltd.	4,800	63
	JCU Corp.	2,700	63
	Heiwa Real Estate REIT Inc.	55	63
	Maxell Ltd.	5,800	62
	Idec Corp.	2,600	62
	Nojima Corp.	6,200	62
	dip Corp.	2,400	62
	Ricoh Leasing Co. Ltd.	2,100	62
	Takasago Thermal Engineering Co. Ltd.	4,000	62
	Toho Titanium Co. Ltd.	4,200	61
	Toshiba TEC Corp.	2,200	61
	Ai Holdings Corp.	3,700	61
	AEON Financial Service Co. Ltd.	6,300	60
	KFC Holdings Japan Ltd.	2,900	60
	Toho Holdings Co. Ltd.	3,700	60
*	Raksul Inc.	6,000	60
	Tama Home Co. Ltd.	2,400	60
	Simplex Holdings Inc.	3,600	60

51

ESG International Stock ETF
		Shares	Market Value• ($000)
	Toyota Boshoku Corp.	3,800	59
	Aica Kogyo Co. Ltd.	2,600	59
	Chudenko Corp.	3,700	59
	Hokkan Holdings Ltd.	6,000	59
	Shoei Foods Corp.	1,900	59
	Tsubakimoto Chain Co.	2,500	59
	Management Solutions Co. Ltd.	2,400	59
	Asahi Diamond Industrial Co. Ltd.	9,400	58
	Nomura Co. Ltd.	8,800	58
	Shibaura Machine Co. Ltd.	2,500	58
	TOKAI Holdings Corp.	9,000	58
	MIRAIT ONE Corp.	5,200	58
*	euglena Co. Ltd.	8,300	58
	FCC Co. Ltd.	5,200	57
	Aeon Delight Co. Ltd.	2,600	57
	Achilles Corp.	5,800	57
	Life Corp.	2,800	57
	Japan Excellent Inc.	64	57
	OSAKA Titanium Technologies Co. Ltd.	2,800	56
	Arata Corp.	1,900	56
	UT Group Co. Ltd.	3,100	56
	Japan Aviation Electronics Industry Ltd.	3,300	55
	Fuji Media Holdings Inc.	6,600	55
	Nippon Carbon Co. Ltd.	1,800	55
	Nippon Yakin Kogyo Co. Ltd.	1,700	55
	Sato Holdings Corp.	3,300	55
	JINS Holdings Inc.	2,100	55
	Pasona Group Inc.	3,900	55
	Snow Peak Inc.	3,400	55
	Siix Corp.	4,900	54
	Future Corp.	4,200	54
	NEC Networks & System Integration Corp.	4,400	54
	Nishio Rent All Co. Ltd.	2,300	54
*	Nippon Sheet Glass Co. Ltd.	10,500	54
	MIXI Inc.	2,700	53
	Sakata INX Corp.	7,000	53
	Daio Paper Corp.	6,700	53
	Wakita & Co. Ltd.	6,400	53
	Senshu Electric Co. Ltd.	2,000	53
	EDION Corp.	5,400	52
	Max Co. Ltd.	3,300	52
	Mitsui-Soko Holdings Co. Ltd.	1,800	52
	Konishi Co. Ltd.	3,700	51
	Makino Milling Machine Co. Ltd.	1,400	51
	Nippn Corp.	4,300	51
		Shares	Market Value• ($000)
	San ju San Financial Group Inc.	4,000	51
	KH Neochem Co. Ltd.	2,700	51
	Ichiyoshi Securities Co. Ltd.	10,600	50
	Noritake Co. Ltd.	1,500	50
	Sanyo Chemical Industries Ltd.	1,600	50
	Yaoko Co. Ltd.	1,000	50
	RS Technologies Co. Ltd.	2,000	50
	Ariake Japan Co. Ltd.	1,400	49
	J Trust Co. Ltd.	13,800	49
	Komori Corp.	6,900	49
	Nitto Boseki Co. Ltd.	3,200	49
	Nissin Electric Co. Ltd.	3,900	49
	Raito Kogyo Co. Ltd.	3,400	49
	Tekken Corp.	3,600	49
	Paramount Bed Holdings Co. Ltd.	2,800	49
	Tokyo Kiraboshi Financial Group Inc.	2,300	49
	KeePer Technical Laboratory Co. Ltd.	1,700	49
	VT Holdings Co. Ltd.	12,700	48
	Ichibanya Co. Ltd.	1,400	48
	Fuji Co. Ltd.	3,700	48
	Furukawa Co. Ltd.	4,700	48
	Optex Group Co. Ltd.	3,200	48
	Shin Nippon Biomedical Laboratories Ltd.	2,300	48
	Tsurumi Manufacturing Co. Ltd.	3,100	48
	Acom Co. Ltd.	19,000	47
	Hosiden Corp.	3,800	47
	Hyakugo Bank Ltd.	15,400	47
	TRE Holdings Corp.	4,200	47
	Bank of the Ryukyus Ltd.	5,500	46
	Fujiya Co. Ltd.	2,600	46
	Kurabo Industries Ltd.	2,400	46
	Noritsu Koki Co. Ltd.	2,800	46
	Sakai Moving Service Co. Ltd.	1,400	46
	Sinfonia Technology Co. Ltd.	3,800	46
	Toyo Construction Co. Ltd.	7,000	46
	Yokorei Co. Ltd.	6,300	46
	YAMABIKO Corp.	5,000	46
*	HIS Co. Ltd.	3,000	45
	Studio Alice Co. Ltd.	3,000	45
	ESPEC Corp.	3,000	45
	Yondoshi Holdings Inc.	3,500	45
	KOMEDA Holdings Co. Ltd.	2,600	45
	Midac Holdings Co. Ltd.	2,200	45

52

ESG International Stock ETF
		Shares	Market Value• ($000)
	Nissha Co. Ltd.	3,300	44
	Trancom Co. Ltd.	900	44
	Torii Pharmaceutical Co. Ltd.	1,900	44
	Starzen Co. Ltd.	2,700	44
	Koshidaka Holdings Co. Ltd.	6,400	44
	Mirai Corp.	135	44
	Aeon Mall Co. Ltd.	3,300	43
	Kameda Seika Co. Ltd.	1,400	43
	Topy Industries Ltd.	3,100	43
	T Hasegawa Co. Ltd.	2,000	43
	Hankyu Hanshin REIT Inc.	41	43
	Juroku Financial Group Inc.	1,800	43
	Kohnan Shoji Co. Ltd.	1,800	42
	Okamura Corp.	4,200	42
	Tochigi Bank Ltd.	17,200	42
	Genky DrugStores Co. Ltd.	1,400	42
	Hioki EE Corp.	700	41
	Kanematsu Corp.	3,400	41
	Onward Holdings Co. Ltd.	16,300	41
	Riken Corp.	2,100	41
	Ryosan Co. Ltd.	1,800	41
	Sintokogio Ltd.	7,200	41
	Aeon Hokkaido Corp.	6,500	41
	Megmilk Snow Brand Co. Ltd.	3,100	40
	Chugoku Marine Paints Ltd.	4,800	40
	Daiwa Industries Ltd.	4,000	40
	ASKUL Corp.	3,200	40
	Kokuyo Co. Ltd.	2,900	40
	Rock Field Co. Ltd.	3,500	40
	Sodick Co. Ltd.	7,200	40
	Token Corp.	700	40
	Yodogawa Steel Works Ltd.	2,000	40
*	Japan Display Inc.	131,700	40
	Ichigo Office REIT Investment Corp.	62	40
	Fuji Oil Holdings Inc.	2,700	39
	Riso Kyoiku Co. Ltd.	15,700	39
	FULLCAST Holdings Co. Ltd.	2,100	39
	Fujicco Co. Ltd.	2,900	39
	PAL GROUP Holdings Co. Ltd.	1,900	39
	Inageya Co. Ltd.	3,900	39
	Mitsuuroko Group Holdings Co. Ltd.	4,100	39
	San-Ai Obbli Co. Ltd.	3,800	39
	Sanyo Special Steel Co. Ltd.	2,000	39
		Shares	Market Value• ($000)
	MCJ Co. Ltd.	5,500	39
	Feed One Co. Ltd.	7,780	39
	Kissei Pharmaceutical Co. Ltd.	2,100	38
	ES-Con Japan Ltd.	6,100	38
	Nanto Bank Ltd.	1,900	38
	Nichicon Corp.	3,800	38
*	WATAMI Co. Ltd.	5,700	38
	Anicom Holdings Inc.	9,400	38
	Mitsubishi Research Institute Inc.	1,000	38
	Piolax Inc.	2,500	37
	Sumitomo Mitsui Construction Co. Ltd.	11,800	37
	Hyakujushi Bank Ltd.	2,500	37
	Sanyo Denki Co. Ltd.	900	37
	Showa Sangyo Co. Ltd.	1,981	37
	Uchida Yoko Co. Ltd.	1,000	37
	Nippon Fine Chemical Co. Ltd.	2,000	37
	Dai Nippon Toryo Co. Ltd.	5,700	36
	Keiyo Co. Ltd.	5,900	36
*	Matsuya Co. Ltd.	4,400	36
	Tokyo Electron Device Ltd.	600	36
	Sumitomo Densetsu Co. Ltd.	2,000	36
	Noevir Holdings Co. Ltd.	900	36
	Fuso Chemical Co. Ltd.	1,300	35
	Koa Corp.	2,600	35
	Nichiban Co. Ltd.	2,600	35
	Riso Kagaku Corp.	1,900	35
	Shinko Shoji Co. Ltd.	3,600	35
	TOC Co. Ltd.	7,000	35
*	Istyle Inc.	11,000	35
	Advance Logistics Investment Corp.	35	35
	Meiko Electronics Co. Ltd.	1,700	35
	Aiful Corp.	12,400	34
	Aiphone Co. Ltd.	2,300	34
	Relia Inc.	3,200	34
	Arakawa Chemical Industries Ltd.	4,600	34
	Weathernews Inc.	700	34
	Bank of Nagoya Ltd.	1,300	34
	Nisshin Oillio Group Ltd.	1,400	34
	Nippon Sharyo Ltd.	2,400	34
	Oita Bank Ltd.	2,000	34
	DKS Co. Ltd.	2,400	34
	Roland DG Corp.	1,400	33
	Geo Holdings Corp.	2,800	33
	Ines Corp.	3,200	33
	Kurimoto Ltd.	2,200	33
	Mitsubishi Logisnext Co. Ltd.	5,600	33

53

ESG International Stock ETF
	Shares	Market Value• ($000)
Seikagaku Corp.	5,500	33
Shima Seiki Manufacturing Ltd.	2,400	33
Tanseisha Co. Ltd.	6,300	33
Tenma Corp.	1,900	33
S-Pool Inc.	6,900	33
Avant Group Corp.	3,200	33
Akita Bank Ltd.	2,200	32
Avex Inc.	2,700	32
Japan Pulp & Paper Co. Ltd.	800	32
Kiyo Bank Ltd.	2,700	32
Mandom Corp.	3,000	32
Nippon Parking Development Co. Ltd.	17,100	32
Shochiku Co. Ltd.	400	32
Star Micronics Co. Ltd.	2,500	32
Toyo Kanetsu KK	1,600	32
KYORIN Holdings Inc.	2,600	32
Nippon Light Metal Holdings Co. Ltd.	2,890	32
Solasto Corp.	6,400	32
Shibaura Mechatronics Corp.	300	32
Musashi Seimitsu Industry Co. Ltd.	2,400	31
United Arrows Ltd.	2,400	31
Computer Engineering & Consulting Ltd.	2,900	31
Funai Soken Holdings Inc.	1,500	31
Anest Iwata Corp.	4,600	31
Press Kogyo Co. Ltd.	8,800	31
Senko Group Holdings Co. Ltd.	4,400	31
Tamura Corp.	5,700	31
COLOPL Inc.	7,100	31
TV Asahi Holdings Corp.	2,800	30
Nippon Television Holdings Inc.	3,600	30
Aichi Steel Corp.	1,700	30
Chiyoda Integre Co. Ltd.	1,800	30
Hokuto Corp.	2,200	30
Key Coffee Inc.	2,000	30
Kyodo Printing Co. Ltd.	1,400	30
Towa Pharmaceutical Co. Ltd.	2,100	30
Zenrin Co. Ltd.	4,800	30
YA-MAN Ltd.	2,600	30
Vital KSK Holdings Inc.	4,400	30
YAKUODO Holdings Co. Ltd.	1,700	30
WingArc1st Inc.	2,300	30
Teikoku Electric Manufacturing Co. Ltd.	1,500	29
Fukui Bank Ltd.	2,300	29
G-Tekt Corp.	2,800	29
		Shares	Market Value• ($000)
	Komatsu Matere Co. Ltd.	5,600	29
	Macromill Inc.	3,900	29
	TechMatrix Corp.	2,700	29
	Direct Marketing MiX Inc.	2,700	29
*	Net Protections Holdings Inc.	7,000	29
	Itoham Yonekyu Holdings Inc.	5,400	28
	Awa Bank Ltd.	1,700	28
*	Jamco Corp.	2,200	28
	Nissan Shatai Co. Ltd.	4,500	28
	Ogaki Kyoritsu Bank Ltd.	1,900	28
	Yonex Co. Ltd.	2,900	28
	Broadleaf Co. Ltd.	8,600	28
	JDC Corp.	6,900	28
	Fuji Seal International Inc.	2,200	27
	Keiyo Bank Ltd.	5,600	27
	Shizuoka Gas Co. Ltd.	3,200	27
	Nihon Nohyaku Co. Ltd.	5,200	27
	Riken Vitamin Co. Ltd.	1,800	27
	Sakai Chemical Industry Co. Ltd.	2,000	27
	Tatsuta Electric Wire & Cable Co. Ltd.	5,200	27
	Toyo Ink SC Holdings Co. Ltd.	1,900	27
	Warabeya Nichiyo Holdings Co. Ltd.	2,000	27
	Nippon Paper Industries Co. Ltd.	3,300	26
	Goldcrest Co. Ltd.	2,100	26
	Chuo Spring Co. Ltd.	4,700	26
	Jaccs Co. Ltd.	800	26
	Ichigo Inc.	12,400	26
	Nakayama Steel Works Ltd.	3,100	26
	Pacific Industrial Co. Ltd.	3,100	26
	Tocalo Co. Ltd.	2,800	26
	Toyobo Co. Ltd.	3,200	25
	Shinwa Co. Ltd.	1,600	25
	Marudai Food Co. Ltd.	2,200	25
	Ministop Co. Ltd.	2,400	25
	Nippon Densetsu Kogyo Co. Ltd.	2,200	25
	Nippon Seiki Co. Ltd.	3,800	25
	Nissei ASB Machine Co. Ltd.	800	25
	Tachibana Eletech Co. Ltd.	1,700	25
	Zojirushi Corp.	2,100	25
	SRA Holdings	1,100	25
	Hoosiers Holdings Co. Ltd.	4,100	25

54

ESG International Stock ETF
		Shares	Market Value• ($000)
	Tsubaki Nakashima Co. Ltd.	3,100	25
	North Pacific Bank Ltd.	10,800	25
	Nippon Pillar Packing Co. Ltd.	1,000	25
	Autobacs Seven Co. Ltd.	2,200	24
	Fudo Tetra Corp.	2,000	24
*	Kintetsu Department Store Co. Ltd.	1,400	24
	Ryoyo Electro Corp.	1,300	24
	Yurtec Corp.	4,400	24
	Xebio Holdings Co. Ltd.	3,200	24
	Mie Kotsu Group Holdings Inc.	6,400	24
	Procrea Holdings Inc.	1,400	24
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,700	23
	Fukuda Corp.	700	23
*	KNT-CT Holdings Co. Ltd.	1,800	23
	Okura Industrial Co. Ltd.	1,600	23
	Pacific Metals Co. Ltd.	1,600	23
	Riken Technos Corp.	5,300	23
	Shibusawa Warehouse Co. Ltd.	1,400	23
	Shin-Etsu Polymer Co. Ltd.	2,300	23
	Toho Bank Ltd.	13,000	23
	Tsugami Corp.	2,100	23
	Sankyo Tateyama Inc.	4,400	23
*	Vision Inc.	1,900	23
	MEC Co. Ltd.	1,400	23
	Aoyama Trading Co. Ltd.	3,100	22
	Tokai Tokyo Financial Holdings Inc.	8,000	22
	Bunka Shutter Co. Ltd.	2,700	22
	KYB Corp.	800	22
	Digital Holdings Inc.	2,500	22
	CI Takiron Corp.	5,900	22
	Tayca Corp.	2,500	22
	Toho Zinc Co. Ltd.	1,400	22
	ValueCommerce Co. Ltd.	1,800	22
	Yukiguni Maitake Co. Ltd.	2,900	22
	Nipro Corp.	2,800	21
	Enplas Corp.	700	21
	Fujimori Kogyo Co. Ltd.	900	21
	Hibiya Engineering Ltd.	1,400	21
	Infocom Corp.	1,200	21
	Nippon Road Co. Ltd.	400	21
	Toa Corp.	3,500	21
	Medical Data Vision Co. Ltd.	3,200	21
		Shares	Market Value• ($000)
	Central Security Patrols Co. Ltd.	1,100	20
	JSP Corp.	1,700	20
	CMIC Holdings Co. Ltd.	1,500	20
	Nissin Corp.	1,300	20
	Ryoden Corp.	1,400	20
	Asahi Co. Ltd.	2,000	20
	NEC Capital Solutions Ltd.	1,000	20
	TSI Holdings Co. Ltd.	4,500	20
	Oro Co. Ltd.	1,400	20
	Daiichi Jitsugyo Co. Ltd.	500	19
	Futaba Corp.	4,500	19
	Hokkaido Gas Co. Ltd.	1,400	19
	Kanaden Corp.	2,300	19
	Mitsubishi Pencil Co. Ltd.	1,800	19
	Musashino Bank Ltd.	1,000	19
	Okasan Securities Group Inc.	5,900	19
	Tosei Corp.	1,800	19
	France Bed Holdings Co. Ltd.	2,600	19
	NS United Kaiun Kaisha Ltd.	600	19
*	Unitika Ltd.	11,200	19
	Valor Holdings Co. Ltd.	1,300	19
	Sanei Architecture Planning Co. Ltd.	1,700	19
	Restar Holdings Corp.	1,100	19
	Vector Inc.	1,900	19
	Adastria Co. Ltd.	1,100	18
	Furuno Electric Co. Ltd.	2,500	18
	Joshin Denki Co. Ltd.	1,200	18
	Kyosan Electric Manufacturing Co. Ltd.	6,000	18
	Mizuno Corp.	800	18
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,400	18
	Nitta Corp.	800	18
	Towa Corp.	1,300	18
	Zuken Inc.	700	18
	Duskin Co. Ltd.	800	18
	FIDEA Holdings Co. Ltd.	1,600	18
	ASKA Pharmaceutical Holdings Co. Ltd.	2,200	18
	Argo Graphics Inc.	600	17
	Chiyoda Co. Ltd.	3,000	17
	Cosel Co. Ltd.	2,100	17
	Fuso Pharmaceutical Industries Ltd.	1,200	17
	Iseki & Co. Ltd.	1,900	17
	Kansai Food Market Ltd.	1,700	17
	Nitto Kohki Co. Ltd.	1,300	17
	Nihon Tokushu Toryo Co. Ltd.	2,400	17

55

ESG International Stock ETF
	Shares	Market Value• ($000)
Tokyu Construction Co. Ltd.	3,300	17
Sumitomo Riko Co. Ltd.	3,200	17
Nihon Chouzai Co. Ltd.	2,000	17
Fixstars Corp.	1,700	17
Roland Corp.	600	17
Exedy Corp.	1,200	16
Belluna Co. Ltd.	3,100	16
Japan Lifeline Co. Ltd.	2,400	16
Daiken Corp.	1,000	16
J-Oil Mills Inc.	1,400	16
Nippon Thompson Co. Ltd.	3,600	16
Saibu Gas Holdings Co. Ltd.	1,200	16
Sumida Corp.	1,300	16
Totetsu Kogyo Co. Ltd.	800	16
Bell System24 Holdings Inc.	1,500	16
Daiki Aluminium Industry Co. Ltd.	1,500	16
Alpha Systems Inc.	500	15
Corona Corp. Class A	2,200	15
Daido Metal Co. Ltd.	4,000	15
Central Sports Co. Ltd.	800	15
Fuji Pharma Co. Ltd.	1,900	15
Ichikoh Industries Ltd.	4,600	15
Nihon Parkerizing Co. Ltd.	2,000	15
Topre Corp.	1,700	15
Yorozu Corp.	2,700	15
Tv Tokyo Holdings Corp.	900	15
METAWATER Co. Ltd.	1,200	15
Aeon Fantasy Co. Ltd.	700	14
Japan Transcity Corp.	3,200	14
Takamiya Co. Ltd.	4,200	14
Earth Corp.	400	14
JAC Recruitment Co. Ltd.	800	14
Happinet Corp.	1,000	13
Elecom Co. Ltd.	1,300	13
Mirarth Holdings Inc.	4,800	13
Kyokuto Kaihatsu Kogyo Co. Ltd.	1,200	13
Takasago International Corp.	700	13
Yokowo Co. Ltd.	900	13
Daito Pharmaceutical Co. Ltd.	700	13
Ki-Star Real Estate Co. Ltd.	400	13
Aisan Industry Co. Ltd.	1,700	12
Asahi Yukizai Corp.	600	12
Matsuda Sangyo Co. Ltd.	700	12
Noritz Corp.	1,000	12
Oiles Corp.	1,000	12
		Shares	Market Value• ($000)
	Sanki Engineering Co. Ltd.	1,100	12
	Tomoku Co. Ltd.	1,000	12
	Tsutsumi Jewelry Co. Ltd.	800	12
	Yahagi Construction Co. Ltd.	2,000	12
	Yokogawa Bridge Holdings Corp.	800	12
	World Holdings Co. Ltd.	600	12
	Ohara Inc.	1,400	12
	I-PEX Inc.	1,200	12
	Doutor Nichires Holdings Co. Ltd.	900	12
	Create SD Holdings Co. Ltd.	500	12
*	Open Door Inc.	1,000	12
	Aida Engineering Ltd.	1,900	11
	Maruzen Showa Unyu Co. Ltd.	500	11
*	Nippon Chemi-Con Corp.	700	11
	Shikoku Bank Ltd.	1,600	11
	SWCC Showa Holdings Co. Ltd.	800	11
	Tsukishima Kikai Co. Ltd.	1,400	11
	LIFULL Co. Ltd.	7,700	11
	Senshu Ikeda Holdings Inc.	5,700	11
	Proto Corp.	1,200	11
	Tokai Rika Co. Ltd.	900	10
	Fukushima Galilei Co. Ltd.	300	10
	Halows Co. Ltd.	400	10
	Nippon Koei Co. Ltd.	400	10
	Union Tool Co.	400	10
	Hirata Corp.	200	10
	Linical Co. Ltd.	1,900	10
	Konoike Transport Co. Ltd.	900	10
	SB Technology Corp.	700	10
*	TerraSky Co. Ltd.	700	10
	SKY Perfect JSAT Holdings Inc.	2,300	9
	CMK Corp.	2,400	9
	Eiken Chemical Co. Ltd.	800	9
	Ishihara Sangyo Kaisha Ltd.	1,200	9
	Mitsui DM Sugar Holdings Co. Ltd.	600	9
	Nachi-Fujikoshi Corp.	300	9
	Okamoto Industries Inc.	300	9
	Shibuya Corp.	500	9
	Shin Nippon Air Technologies Co. Ltd.	600	9
	Tachi-S Co. Ltd.	1,000	9

56

ESG International Stock ETF
		Shares	Market Value• ($000)
	Pack Corp.	400	9
	Alpen Co. Ltd.	600	9
	Tokushu Tokai Paper Co. Ltd.	400	9
	Tokyo Base Co. Ltd.	2,700	9
	Raccoon Holdings Inc.	1,100	9
	Matsui Securities Co. Ltd.	1,300	8
	Belc Co. Ltd.	200	8
	Axial Retailing Inc.	300	8
	Hosokawa Micron Corp.	400	8
	Neturen Co. Ltd.	1,500	8
	Nichiha Corp.	400	8
	Nippon Signal Co. Ltd.	1,000	8
	Toa Corp.	400	8
	Towa Bank Ltd.	1,700	8
	Unipres Corp.	1,400	8
	Yuasa Trading Co. Ltd.	300	8
	ARTERIA Networks Corp.	800	8
	Moriroku Holdings Co. Ltd.	600	8
	Takamatsu Construction Group Co. Ltd.	500	7
*	FDK Corp.	1,000	7
	DyDo Group Holdings Inc.	200	7
	Hodogaya Chemical Co. Ltd.	300	7
	Gecoss Corp.	1,100	7
	Marvelous Inc.	1,400	7
	Nichiden Corp.	500	7
	T-Gaia Corp.	600	7
	Ryobi Ltd.	600	7
	Sekisui Jushi Corp.	500	7
	Sekisui Kasei Co. Ltd.	2,400	7
	Shikoku Kasei Holdings Corp.	700	7
	TPR Co. Ltd.	700	7
*	World Co. Ltd.	700	7
	Usen-Next Holdings Co. Ltd.	400	7
*	Akebono Brake Industry Co. Ltd.	5,400	6
	MTI Ltd.	1,400	6
	Cleanup Corp.	1,200	6
	Inaba Denki Sangyo Co. Ltd.	300	6
	Koatsu Gas Kogyo Co. Ltd.	1,200	6
	Tokai Corp.	400	6
	Yamagata Bank Ltd.	700	6
*	Kamakura Shinsho Ltd.	700	6
	Nisso Corp.	1,200	6
	Advan Group Co. Ltd.	800	5
	Wowow Inc.	500	5
		Shares	Market Value• ($000)
	Kanto Denka Kogyo Co. Ltd.	700	5
	Okuwa Co. Ltd.	700	5
	Dai-Dan Co. Ltd.	300	5
	SBS Holdings Inc.	200	5
	Sinko Industries Ltd.	400	5
	KAWADA TECHNOLOGIES Inc.	200	5
	Japan Medical Dynamic Marketing Inc.	700	5
	Orient Corp.	500	4
	Chori Co. Ltd.	200	4
	V Technology Co. Ltd.	200	4
	Oki Electric Industry Co. Ltd.	700	4
	Osaka Steel Co. Ltd.	400	4
*	Gurunavi Inc.	1,600	4
	Elan Corp.	500	4
	Osaka Organic Chemical Industry Ltd.	300	4
	Obara Group Inc.	100	3
	Taiho Kogyo Co. Ltd.	700	3
	Gakken Holdings Co. Ltd.	400	3
*	Nichi-iko Pharmaceutical Co. Ltd.	8,900	3
	Sanoh Industrial Co. Ltd.	600	3
	Shindengen Electric Manufacturing Co. Ltd.	100	3
	Taki Chemical Co. Ltd.	100	3
	Toenec Corp.	100	3
	Robot Home Inc.	2,200	3
	Fibergate Inc.	400	3
	Futaba Industrial Co. Ltd.	500	2
	Tamron Co. Ltd.	100	2
	Qol Holdings Co. Ltd.	200	2
*	Media Do Co. Ltd.	200	2
	Airport Facilities Co. Ltd.	200	1
			541,742
Kuwait (0.3%)
	National Bank of Kuwait SAKP	1,151,199	4,012
	Kuwait Finance House KSCP	1,333,133	3,721
	Mobile Telecommunications Co. KSCP	281,799	513
	Agility Public Warehousing Co. KSC	226,470	445
	Boubyan Bank KSCP	158,141	394
	Mabanee Co. KPSC	106,805	273
	Gulf Bank KSCP	261,831	258
	National Industries Group Holding SAK	338,847	227
*	Warba Bank KSCP	203,045	152

57

ESG International Stock ETF
		Shares	Market Value• ($000)
	Burgan Bank SAK	157,891	116
	Boursa Kuwait Securities Co. KPSC	16,677	110
	Alimtiaz Investment Group KSC	393,277	77
	Jazeera Airways Co. KSCP	12,069	68
	Kuwait International Bank KSCP	104,421	67
*	National Real Estate Co. KPSC	206,404	60
	Integrated Holding Co. KCSC	46,810	55
			10,548
Malaysia (0.5%)
	Malayan Banking Bhd.	1,058,200	2,075
	Public Bank Bhd.	2,216,600	2,040
	CIMB Group Holdings Bhd.	1,011,400	1,264
	Petronas Chemicals Group Bhd.	432,000	689
	Press Metal Aluminium Holdings Bhd.	550,500	633
	Sime Darby Plantation Bhd.	551,700	520
	Axiata Group Bhd.	684,600	484
	MISC Bhd.	267,674	451
	DiGi.Com Bhd.	424,300	406
	IOI Corp. Bhd.	456,900	390
	IHH Healthcare Bhd.	298,700	385
	Hong Leong Bank Bhd.	79,000	362
	TIME dotCom Bhd.	280,500	334
	PPB Group Bhd.	85,300	333
	Gamuda Bhd.	321,300	301
*	Malaysia Airports Holdings Bhd.	195,100	295
	Kuala Lumpur Kepong Bhd.	62,400	289
	Maxis Bhd.	325,400	283
	AMMB Holdings Bhd.	283,400	253
	Pentamaster Corp. Bhd.	213,950	241
	Sime Darby Bhd.	471,200	238
	RHB Bank Bhd.	178,800	226
	Inari Amertron Bhd.	404,900	221
	My EG Services Bhd.	1,276,300	205
	Alliance Bank Malaysia Bhd.	261,000	202
	Nestle Malaysia Bhd.	6,700	202
	Telekom Malaysia Bhd.	178,782	200
	Sunway Bhd.	495,400	180
	AEON Credit Service M Bhd.	65,700	176
	Bermaz Auto Bhd.	364,300	175
	QL Resources Bhd.	121,100	157
	Mega First Corp. Bhd.	187,000	154
	Bursa Malaysia Bhd.	102,900	151
*	Top Glove Corp. Bhd.	888,400	149
		Shares	Market Value• ($000)
	ViTrox Corp. Bhd.	80,200	143
	Padini Holdings Bhd.	159,600	139
	Genting Plantations Bhd.	101,500	136
	Malaysian Pacific Industries Bhd.	19,700	131
	D&O Green Technologies Bhd.	129,900	131
[1]	MR DIY Group M Bhd.	345,000	131
	FGV Holdings Bhd.	378,900	124
	KPJ Healthcare Bhd.	474,900	111
	Hong Leong Financial Group Bhd.	26,900	109
	Frontken Corp. Bhd.	144,600	101
	PMB Technology Bhd.	101,000	99
*	Malaysia Building Society Bhd.	716,600	97
	Westports Holdings Bhd.	114,100	94
	Scientex Bhd.	111,400	90
	Hartalega Holdings Bhd.	274,600	90
	UWC Bhd.	98,400	88
	Syarikat Takaful Malaysia Keluarga Bhd.	112,600	83
	United Plantations Bhd.	20,400	75
*	Greatech Technology Bhd.	62,200	69
	VS Industry Bhd.	328,200	64
[1]	Lotte Chemical Titan Holding Bhd.	192,400	59
	Fraser & Neave Holdings Bhd.	8,900	55
*	Leong Hup International Bhd.	448,300	49
	Malaysian Resources Corp. Bhd.	663,900	46
	CTOS Digital Bhd.	134,600	43
	Astro Malaysia Holdings Bhd.	306,900	41
	UMW Holdings Bhd.	44,900	39
	Kossan Rubber Industries Bhd.	147,200	36
	Cahya Mata Sarawak Bhd.	102,500	27
	SP Setia Bhd. Group	187,100	26
*	Hong Seng Consolidated Bhd.	518,100	15
*	UEM Sunrise Bhd.	131,300	8
*	AGMO Holdings Bhd.	11,869	2
			17,215
Mexico (0.9%)
	America Movil SAB de CV	4,859,441	5,041
	Grupo Financiero Banorte SAB de CV	494,900	4,177
	Wal-Mart de Mexico SAB de CV	890,900	3,506

58

ESG International Stock ETF
		Shares	Market Value• ($000)
	Fomento Economico Mexicano SAB de CV	322,423	2,976
	Grupo Bimbo SAB de CV Class A	396,734	1,883
*	Cemex SAB de CV	2,832,700	1,418
	Grupo Aeroportuario del Pacifico SAB de CV Class B	70,200	1,335
	Grupo Aeroportuario del Sureste SAB de CV Class B	41,560	1,192
	Coca-Cola Femsa SAB de CV	123,815	896
*	Grupo Financiero Inbursa SAB de CV	298,600	620
	Fibra Uno Administracion SA de CV	395,000	563
	TF Administradora Industrial S de RL de CV	248,500	458
	Grupo Elektra SAB de CV	8,595	453
	Arca Continental SAB de CV	52,900	446
	Grupo Televisa SAB	429,500	430
[1]	FIBRA Macquarie Mexico	235,463	404
	Gruma SAB de CV Class B	26,010	381
	Corp. Inmobiliaria Vesta SAB de CV	123,700	359
[1]	Banco del Bajio SA	91,200	349
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	33,153	317
	Prologis Property Mexico SA de CV	78,433	288
	Grupo Carso SAB de CV	57,093	273
	Grupo Comercial Chedraui SA de CV	52,800	270
	Orbia Advance Corp. SAB de CV	113,900	238
	Regional SAB de CV	28,000	233
*	Industrias Penoles SAB de CV	19,130	229
	Kimberly-Clark de Mexico SAB de CV Class A	94,400	189
	Operadora De Sites Mexicanos SAB de CV	181,600	185
*	Alsea SAB de CV	82,600	183
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	122,800	146
	Gentera SAB de CV	120,000	130
	La Comer SAB de CV	51,300	112
*	Sitios Latinoamerica SAB de CV	272,347	110
		Shares	Market Value• ($000)
	Bolsa Mexicana de Valores SAB de CV	55,300	108
*,1	Grupo Traxion SAB de CV	53,400	99
	Qualitas Controladora SAB de CV	13,700	85
	El Puerto de Liverpool SAB de CV	13,300	81
	Megacable Holdings SAB de CV	25,300	65
*,1	Nemak SAB de CV	228,000	58
	Genomma Lab Internacional SAB de CV Class B	65,800	53
*	Grupo Rotoplas SAB de CV	24,620	40
	Alpek SAB de CV Class A	32,100	39
	Concentradora Fibra Danhos SA de CV	25,700	34
*	Axtel SAB de CV	100,863	7
			30,459
Netherlands (3.4%)
	ASML Holding NV	66,905	41,237
	Prosus NV	138,697	9,943
	ING Groep NV	624,481	8,740
*,1	Adyen NV	4,900	6,945
	Koninklijke Ahold Delhaize NV	162,602	5,163
	Wolters Kluwer NV	43,028	4,981
	Koninklijke DSM NV	28,746	3,542
	Universal Music Group NV	121,520	2,863
	ASM International NV	7,801	2,659
	Koninklijke Philips NV	147,141	2,402
	Akzo Nobel NV	32,226	2,358
	Koninklijke KPN NV	616,847	2,115
	NN Group NV	47,544	1,925
	IMCD NV	10,937	1,731
	Aegon NV	318,859	1,659
	Randstad NV	22,679	1,392
[1]	ABN AMRO Bank NV	68,274	1,205
	ASR Nederland NV	26,428	1,203
*	EXOR NV	14,129	1,166
[1]	Euronext NV	15,151	1,105
*	Unibail-Rodamco-Westfield	17,050	1,077
	BE Semiconductor Industries NV	13,259	1,024
[1]	Signify NV	23,051	799
*,1	Just Eat Takeaway.com NV	30,281	659
	TKH Group NV	14,268	658
	Allfunds Group plc	59,019	514
	OCI NV	14,456	480
	JDE Peet's NV	10,975	323
	APERAM SA	7,156	278

59

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Galapagos NV	7,154	266
*,1	Basic-Fit NV	7,386	259
	Koninklijke Vopak NV	7,844	250
*	InPost SA	29,614	245
	Corbion NV	6,413	241
	Eurocommercial Properties NV	6,306	156
*,1	Alfen NV	1,648	133
[1]	CTP NV	7,205	99
	PostNL NV	52,070	91
	Majorel Group Luxembourg SA	3,742	91
	Flow Traders Ltd.	1,994	48
	Brunel International NV	3,101	38
*	TomTom NV	4,558	35
	Wereldhave NV	1,276	20
	Vastned Retail NV	701	17
	NSI NV	625	15
*	Ebusco Holding NV	307	4
			112,154
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	102,064	1,634
*	Auckland International Airport Ltd.	281,457	1,521
	Spark New Zealand Ltd.	412,024	1,272
	Meridian Energy Ltd.	240,484	789
*	a2 Milk Co. Ltd.	140,491	628
	EBOS Group Ltd.	21,803	597
	Mainfreight Ltd.	13,148	591
	Fletcher Building Ltd.	120,526	353
	Mercury NZ Ltd.	76,108	295
	Chorus Ltd.	54,167	278
	Ryman Healthcare Ltd.	80,437	261
	Heartland Group Holdings Ltd.	135,080	151
	Summerset Group Holdings Ltd.	23,927	136
	Stride Property Group	134,058	115
	Precinct Properties New Zealand Ltd.	134,825	111
	Freightways Group Ltd.	18,588	110
	SKY Network Television Ltd.	61,285	96
*	Pushpay Holdings Ltd.	108,908	85
*	Air New Zealand Ltd.	166,443	81
	Vector Ltd.	30,069	76
	Vital Healthcare Property Trust	47,576	70
	Kiwi Property Group Ltd.	113,401	65
	Skellerup Holdings Ltd.	17,971	58
	Argosy Property Ltd.	68,829	47
	Arvida Group Ltd.	73,478	46
	KMD Brands Ltd.	51,665	36
*	Serko Ltd.	21,106	31
		Shares	Market Value• ($000)
*	Vista Group International Ltd.	28,108	25
	Scales Corp. Ltd.	9,888	21
*	Tourism Holdings Ltd.	8,218	20
*	Pacific Edge Ltd.	66,132	19
*	Synlait Milk Ltd.	7,302	15
			9,633
Norway (0.6%)
	DNB Bank ASA	169,116	3,375
	Norsk Hydro ASA	240,303	1,749
	Yara International ASA	30,937	1,471
	Mowi ASA	77,770	1,343
	Telenor ASA	98,485	1,104
	Storebrand ASA	103,249	852
	Orkla ASA	108,468	730
	TOMRA Systems ASA	42,275	674
	SpareBank 1 SMN	50,353	664
	Bakkafrost P/F	9,613	629
*	Nordic Semiconductor ASA	30,619	440
	Salmar ASA	10,122	420
	SpareBank 1 SR-Bank ASA	33,329	416
	Gjensidige Forsikring ASA	22,776	404
	Schibsted ASA Class A	18,609	378
*	NEL ASA	237,162	358
*	Adevinta ASA	43,226	323
	Aker ASA Class A	3,243	229
*,1	AutoStore Holdings Ltd.	110,420	229
	Borregaard ASA	12,812	217
	Schibsted ASA Class B	10,185	194
[1]	Elkem ASA	47,514	179
	Leroy Seafood Group ASA	35,260	175
	Hafnia Ltd.	23,893	145
	Wallenius Wilhelmsen ASA	14,719	129
[1]	BW LPG Ltd.	13,321	117
*,1	Crayon Group Holding ASA	12,606	114
[1]	Scatec ASA	16,143	109
[1]	Entra ASA	9,765	109
*	Kahoot! ASA	57,004	107
*	Atea ASA	8,061	92
	Veidekke ASA	7,816	87
	Austevoll Seafood ASA	9,161	78
	Stolt-Nielsen Ltd.	2,215	69
	MPC Container Ships ASA	38,954	69
	Bonheur ASA	2,246	60
*	Aker Carbon Capture ASA	37,199	56
	Sparebank 1 Oestlandet	4,578	55
*	Hexagon Composites ASA	12,496	45

60

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Aker Horizons ASA	38,312	43
	Grieg Seafood ASA	5,168	37
			18,074
Pakistan (0.0%)
	Millat Tractors Ltd.	26,928	58
	United Bank Ltd.	101,400	44
*	TRG Pakistan	98,500	41
*	Lucky Cement Ltd.	23,964	38
	Habib Bank Ltd.	121,342	32
	Engro Fertilizers Ltd.	92,446	30
*	Searle Co. Ltd.	125,473	26
	MCB Bank Ltd.	43,000	19
	DG Khan Cement Co. Ltd.	23,500	4
			292
Philippines (0.2%)
	SM Prime Holdings Inc.	1,863,700	1,146
	BDO Unibank Inc.	459,034	1,022
	International Container Terminal Services Inc.	203,880	735
	Ayala Land Inc.	1,360,000	699
	Bank of the Philippine Islands	344,540	683
	JG Summit Holdings Inc.	444,300	395
	PLDT Inc.	13,690	318
	Universal Robina Corp.	125,750	310
	Metropolitan Bank & Trust Co.	223,077	234
[1]	Monde Nissin Corp.	1,047,900	228
	Jollibee Foods Corp.	47,590	206
	Wilcon Depot Inc.	252,300	144
	Globe Telecom Inc.	3,980	128
	Robinsons Retail Holdings Inc.	124,080	122
*	Converge Information & Communications Technology Solutions Inc.	368,400	108
	Security Bank Corp.	53,520	99
	Nickel Asia Corp.	756,400	96
*	Cebu Air Inc.	101,020	77
	GT Capital Holdings Inc.	8,260	77
	AREIT Inc.	94,300	61
	Manila Water Co. Inc.	166,400	57
	Century Pacific Food Inc.	115,400	55
	Robinsons Land Corp.	176,600	48
	RL Commercial REIT Inc.	249,800	26
	D&L Industries Inc.	101,700	15
	Filinvest Land Inc.	339,000	5
			7,094
		Shares	Market Value• ($000)
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	169,479	1,183
	Powszechny Zaklad Ubezpieczen SA	112,661	926
	Bank Polska Kasa Opieki SA	30,373	611
*,1	Dino Polska SA	7,319	611
*,1	Allegro.eu SA	63,045	411
	LPP SA	165	349
	CD Projekt SA	9,661	288
	Santander Bank Polska SA	4,132	277
*,1	Pepco Group NV	23,436	232
	KRUK SA	1,967	146
	Asseco Poland SA	7,027	126
	Cyfrowy Polsat SA	31,836	123
*	mBank SA	1,637	121
*	Alior Bank SA	10,426	95
	Orange Polska SA	56,733	86
	Bank Handlowy w Warszawie SA	4,281	80
*	Bank Millennium SA	72,607	74
*	CCC SA	5,109	41
*	Grupa Azoty SA	4,644	40
	Warsaw Stock Exchange	1,564	13
*	AmRest Holdings SE	2,391	11
			5,844
Portugal (0.1%)
	EDP Renovaveis SA	46,579	953
	Jeronimo Martins SGPS SA	43,552	894
	NOS SGPS SA	127,650	564
	Sonae SGPS SA	197,943	217
	Banco Comercial Portugues SA	888,946	214
	CTT-Correios de Portugal SA	39,640	158
	REN - Redes Energeticas Nacionais SGPS SA	46,945	126
	Navigator Co. SA	12,569	44
*	Greenvolt-Energias Renovaveis SA	3,200	25
	Altri SGPS SA	4,107	20
			3,215
Qatar (0.3%)
	Qatar National Bank QPSC	731,280	3,384
	Qatar Islamic Bank SAQ	291,801	1,490
	Industries Qatar QSC	246,386	942
	Commercial Bank PSQC	550,607	929
	Masraf Al Rayan QSC	1,036,092	768

61

ESG International Stock ETF
		Shares	Market Value• ($000)
	Qatar Gas Transport Co. Ltd.	458,592	460
	Mesaieed Petrochemical Holding Co.	654,554	377
	Ooredoo QPSC	137,432	347
	Qatar Navigation QSC	96,438	238
	Barwa Real Estate Co.	286,341	216
	Vodafone Qatar QSC	466,805	204
	Qatar Aluminum Manufacturing Co.	427,710	199
	Doha Bank QPSC	410,310	186
	United Development Co. QSC	355,162	112
	Medicare Group	61,475	101
	Al Meera Consumer Goods Co. QSC	19,967	87
			10,040
Romania (0.0%)
	Banca Transilvania SA	80,615	340
*	MED Life SA	11,561	45
	One United Properties SA	156,822	30
	Teraplast SA	209,443	26
			441
Russia (0.0%)
*,2	Sberbank of Russia PJSC	1,437,070	—
*,2	Mobile TeleSystems PJSC ADR	8,336	—
*,2	Unipro PJSC	2,240,000	—
*,2	VTB Bank PJSC GDR	17,656	—
[2]	PhosAgro PJSC	3,204	—
[2]	OGK-2 PJSC	6,493,000	—
*,2	Polyus PJSC	3,157	—
*,2	TGC-1 PJSC	698,000,000	—
[2]	RusHydro PJSC	6,697,000	—
*,2	Aeroflot PJSC	169,870	—
[2]	Rostelecom PJSC	108,980	—
[2]	Rosseti Lenenergo PJSC Preference Shares	25,440	—
*,2	Novolipetsk Steel PJSC	118,300	—
[2]	Mobile TeleSystems PJSC	72,320	—
*,2	Magnit PJSC	9,808	—
[2]	Mosenergo PJSC	1,671,000	—
*,2	Federal Grid Co. Unified Energy System PJSC	24,100,000	—
*,2	M.Video PJSC	15,392	—
*,2	VTB Bank PJSC	511,420,000	—
*,2	ROSSETI PJSC	5,225,000	—
[2]	Inter RAO UES PJSC	3,338,400	—
*,2	EL5-ENERO PJSC	20,838,000	—
*,2	Sistema PJSFC	466,300	—
		Shares	Market Value• ($000)
*,2	Moscow Exchange MICEX-RTS PJSC	175,830	—
*,1,2	Detsky Mir PJSC	100,010	—
*,2	Polyus PJSC GDR	736	—
*,2	Credit Bank of Moscow PJSC	1,108,700	—
[2]	Novorossiysk Commercial Sea Port PJSC	1,721,500	—
[2]	Cherkizovo Group PJSC	1,432	—
[2]	Samolet Group	951	—
[2]	IDGC of Centre & Volga Region PJSC	13,690,000	—
			—
Saudi Arabia (0.8%)
*	Al Rajhi Bank	321,452	6,011
	Saudi National Bank	357,671	4,499
	Saudi Telecom Co.	279,171	2,612
*	Saudi Arabian Mining Co.	130,612	2,209
	Riyad Bank	240,861	1,669
	Alinma Bank	154,579	1,211
	Banque Saudi Fransi	94,547	822
	Arab National Bank	103,667	635
	Etihad Etisalat Co.	56,281	586
	Sahara International Petrochemical Co.	55,517	523
	Almarai Co. JSC	36,949	516
	Jarir Marketing Co.	8,622	339
	Abdullah Al Othaim Markets Co.	9,997	301
*	Dar Al Arkan Real Estate Development Co.	78,375	300
*	Mobile Telecommunications Co. Saudi Arabia	102,121	282
	Savola Group	34,585	250
*	Co. for Cooperative Insurance	9,773	242
*	Saudi Airlines Catering Co.	11,485	242
	Arabian Internet & Communications Services Co.	3,603	237
	Saudia Dairy & Foodstuff Co.	3,601	233
	Advanced Petrochemical Co.	16,820	217
	Jadwa REIT Saudi Fund	51,928	169
	Astra Industrial Group	10,261	162
	Arriyadh Development Co.	30,775	151
	Leejam Sports Co. JSC	6,175	150
*	National Industrialization Co.	45,468	146
	Arabian Centres Co. Ltd.	27,779	145

62

ESG International Stock ETF
		Shares	Market Value• ($000)
	Tabuk Cement Co.	26,491	106
	Bawan Co.	13,336	104
	United International Transportation Co.	6,872	98
	Yanbu Cement Co.	10,314	97
*	Methanol Chemicals Co.	14,617	97
*	Dur Hospitality Co.	15,330	95
	Northern Region Cement Co.	30,836	91
	Eastern Province Cement Co.	7,888	84
	Hail Cement Co.	26,970	82
	Saudi Ceramic Co.	9,332	75
	City Cement Co.	13,514	74
	Najran Cement Co.	19,398	65
*	Sinad Holding Co.	23,127	63
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	28,462	63
	BinDawood Holding Co.	4,181	62
*	Al Jouf Cement Co.	14,789	55
	Saudi Chemical Co. Holding	6,375	47
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	5,304	31
*	Fawaz Abdulaziz Al Hokair & Co.	5,533	22
*	Saudi Public Transport Co.	4,324	20
*	Zamil Industrial Investment Co.	2,495	10
			26,300
Singapore (1.1%)
	DBS Group Holdings Ltd.	292,300	7,416
	Oversea-Chinese Banking Corp. Ltd.	550,200	5,171
	United Overseas Bank Ltd.	205,300	4,551
	Singapore Telecommunications Ltd.	1,375,300	2,416
	Capitaland Investment Ltd.	521,500	1,438
	Wilmar International Ltd.	458,487	1,340
	Singapore Exchange Ltd.	182,000	1,175
	CapitaLand Ascendas REIT	547,400	1,124
	CapitaLand Integrated Commercial Trust	780,200	1,122
	Singapore Airlines Ltd.	202,600	855
	Venture Corp. Ltd.	57,900	737
	UOL Group Ltd.	125,900	638
		Shares	Market Value• ($000)
	Frasers Centrepoint Trust	330,519	552
	Mapletree Logistics Trust	414,300	519
	ComfortDelGro Corp. Ltd.	544,600	489
	Keppel DC REIT	303,223	445
	Mapletree Industrial Trust	214,900	376
	Frasers Logistics & Commercial Trust	368,689	347
	Mapletree Pan Asia Commercial Trust	256,600	327
*	SATS Ltd.	139,300	292
	City Developments Ltd.	49,200	282
*	Sembcorp Marine Ltd.	2,209,077	208
	Sabana Industrial REIT	632,900	199
	Raffles Medical Group Ltd.	187,000	193
	ESR-LOGOS REIT	717,978	178
	NetLink NBN Trust	257,300	165
	Lendlease Global Commercial REIT	310,632	164
	CapitaLand China Trust	181,800	156
	AIMS APAC REIT	149,600	153
	Keppel REIT	207,800	143
	Starhill Global REIT	341,900	142
	AEM Holdings Ltd.	56,300	120
	Hutchison Port Holdings Trust	574,900	106
*	SIA Engineering Co. Ltd.	61,500	106
	StarHub Ltd.	106,900	84
	Sheng Siong Group Ltd.	67,800	82
	iFAST Corp. Ltd.	22,100	82
	CDL Hospitality Trusts	85,800	81
	First Resources Ltd.	65,400	75
	Digital Core REIT Management Pte. Ltd.	104,600	64
	UMS Holdings Ltd.	75,500	61
	Olam Group Ltd.	53,200	61
	Manulife US REIT	209,594	57
	Hour Glass Ltd.	34,800	56
	Thomson Medical Group Ltd.	1,013,300	50
	Bumitama Agri Ltd.	98,300	47
	Silverlake Axis Ltd.	130,249	32
	Haw Par Corp. Ltd.	3,300	25
	Riverstone Holdings Ltd.	52,900	24
	Singapore Post Ltd.	36,200	14
	Nanofilm Technologies International Ltd.	11,500	13
*	Yoma Strategic Holdings Ltd.	71,400	6
*,2	Eagle Hospitality Trust	38,000	—
			34,559

63

ESG International Stock ETF
		Shares	Market Value• ($000)
South Africa (1.1%)
	Naspers Ltd.	35,234	6,196
	FirstRand Ltd.	818,555	2,920
	Standard Bank Group Ltd.	241,266	2,410
	Absa Group Ltd.	156,180	1,686
	Capitec Bank Holdings Ltd.	14,877	1,419
	Bid Corp. Ltd.	62,136	1,359
	Gold Fields Ltd.	148,899	1,351
	Impala Platinum Holdings Ltd.	139,599	1,303
	Shoprite Holdings Ltd.	94,494	1,144
	Sanlam Ltd.	348,807	1,135
	Bidvest Group Ltd.	81,593	1,041
	Nedbank Group Ltd.	76,299	957
	Remgro Ltd.	118,151	899
	Clicks Group Ltd.	48,903	712
*	Discovery Ltd.	76,698	625
	Mr Price Group Ltd.	68,351	567
*	Northam Platinum Holdings Ltd.	64,967	535
	Woolworths Holdings Ltd.	126,891	532
	Vodacom Group Ltd.	76,431	527
	Anglo American Platinum Ltd.	9,305	515
	Aspen Pharmacare Holdings Ltd.	57,991	448
	AVI Ltd.	104,575	433
	Growthpoint Properties Ltd.	563,524	412
	Foschini Group Ltd.	74,132	410
	NEPI Rockcastle NV	67,682	405
	Old Mutual Ltd.	618,122	401
	MultiChoice Group	46,797	361
[1]	Pepkor Holdings Ltd.	341,446	349
	SPAR Group Ltd.	41,825	328
	Harmony Gold Mining Co. Ltd.	90,838	279
	Tiger Brands Ltd.	20,965	253
	Investec Ltd.	35,005	224
	Sappi Ltd.	76,661	204
	Redefine Properties Ltd.	964,963	201
	Life Healthcare Group Holdings Ltd.	182,951	195
	African Rainbow Minerals Ltd.	13,980	194
	Kumba Iron Ore Ltd.	7,335	191
	OUTsurance Group Ltd.	91,164	177
	Royal Bafokeng Platinum Ltd.	20,493	174
	Momentum Metropolitan Holdings	126,415	137
	Netcare Ltd.	157,245	130
	Truworths International Ltd.	37,256	120
		Shares	Market Value• ($000)
	Pick n Pay Stores Ltd.	44,098	110
	Transaction Capital Ltd.	60,596	103
	Barloworld Ltd.	20,248	101
	Motus Holdings Ltd.	16,791	101
*	Fortress Real Estate Investments Ltd. Class B	326,354	82
	Advtech Ltd.	68,540	69
	KAP Industrial Holdings Ltd.	332,934	63
*	Telkom SA SOC Ltd.	28,773	60
	DataTec Ltd.	31,485	58
	Super Group Ltd.	30,507	58
	Ninety One Ltd.	17,508	44
[1]	Dis-Chem Pharmacies Ltd.	28,893	43
	Santam Ltd.	2,634	42
	Omnia Holdings Ltd.	12,166	40
	Raubex Group Ltd.	23,881	37
	AECI Ltd.	6,429	33
	Hyprop Investments Ltd.	16,725	31
	Astral Foods Ltd.	3,351	30
	Adcock Ingram Holdings Ltd.	9,871	29
	Cashbuild Ltd.	2,490	27
*	Fortress Real Estate Investments Ltd. Class A	42,461	24
	Equites Property Fund Ltd.	27,807	23
	SA Corporate Real Estate Ltd.	192,130	23
	Resilient REIT Ltd.	8,354	23
*	Wilson Bayly Holmes-Ovcon Ltd.	3,902	22
	DRDGOLD Ltd.	27,806	20
	Attacq Ltd.	41,176	19
*	Blue Label Telecoms Ltd.	72,465	18
	Curro Holdings Ltd.	34,490	17
	MAS plc	14,454	17
	JSE Ltd.	2,651	16
*,3	Steinhoff International Holdings NV	646,051	14
*	Zeda Ltd.	20,248	13
	Alexander Forbes Group Holdings Ltd.	31,573	9
	Emira Property Fund Ltd.	14,713	9
	Coronation Fund Managers Ltd.	4,546	8
*	Brait plc	24,943	5
			35,300
South Korea (3.8%)
	Samsung Electronics Co. Ltd.	733,957	33,582

64

ESG International Stock ETF
		Shares	Market Value• ($000)
	Samsung Electronics Co. Ltd. Preference Shares	193,393	7,798
	SK Hynix Inc.	89,271	6,033
	Samsung SDI Co. Ltd.	8,329	4,376
	NAVER Corp.	23,748	3,733
	LG Chem Ltd.	6,769	3,475
	Hyundai Motor Co.	21,441	2,854
	KB Financial Group Inc.	63,655	2,465
	Shinhan Financial Group Co. Ltd.	80,972	2,378
	Kakao Corp.	48,727	2,294
	Celltrion Inc.	17,741	1,946
*,1	Samsung Biologics Co. Ltd.	2,887	1,687
	Hana Financial Group Inc.	46,883	1,608
	Hyundai Mobis Co. Ltd.	9,708	1,559
	LG Electronics Inc.	15,567	1,306
	Samsung Electro-Mechanics Co. Ltd.	8,665	942
*	HMM Co. Ltd.	53,317	907
	Woori Financial Group Inc.	97,813	902
	NCSoft Corp.	2,506	822
	LG Corp.	12,301	765
	Ecopro BM Co. Ltd.	6,080	764
	Samsung Fire & Marine Insurance Co. Ltd.	4,423	717
	POSCO Chemical Co. Ltd.	4,279	714
	L&F Co. Ltd.	3,590	710
	LG H&H Co. Ltd.	1,402	707
	LG Chem Ltd. Preference Shares	3,075	682
	Korea Zinc Co. Ltd.	1,489	657
	Celltrion Healthcare Co. Ltd.	15,294	629
	Ecopro Co. Ltd.	2,825	609
*	Krafton Inc.	4,702	602
	Samsung Life Insurance Co. Ltd.	11,450	590
	Hyundai Motor Co. Preference Shares	8,202	571
*	KakaoBank Corp.	28,073	565
*	Hanwha Solutions Corp.	17,664	555
	Meritz Financial Group Inc.	16,015	544
*	Samsung Engineering Co. Ltd.	24,478	485
	Samsung SDS Co. Ltd.	5,109	483
	LG Innotek Co. Ltd.	2,100	439
*	LG Display Co. Ltd.	36,637	423
*,3	Samsung Heavy Industries Co. Ltd.	98,204	408
	DB Insurance Co. Ltd.	6,920	403
		Shares	Market Value• ($000)
	Amorepacific Corp.	3,709	388
*	HLB Inc.	15,517	378
	Coway Co. Ltd.	8,670	350
	Mirae Asset Securities Co. Ltd.	64,531	348
	BNK Financial Group Inc.	67,705	343
	Hyundai Glovis Co. Ltd.	2,730	327
	Samsung Securities Co. Ltd.	12,794	324
	Hankook Tire & Technology Co. Ltd.	11,267	317
	CJ CheilJedang Corp.	1,224	297
	SM Entertainment Co. Ltd.	2,770	266
	Hotel Shilla Co. Ltd.	4,382	265
	Hyundai Steel Co.	10,012	265
*	Korea Investment Holdings Co. Ltd.	5,489	257
	Samsung SDI Co. Ltd. Preference Shares	1,060	249
	Industrial Bank of Korea	31,514	247
	F&F Co. Ltd.	2,338	245
	LG Electronics Inc. Preference Shares	6,781	243
*	NH Investment & Securities Co. Ltd.	33,668	242
	Hyundai Motor Co. Preference Shares	3,394	241
	Hyundai Marine & Fire Insurance Co. Ltd.	8,870	236
	SK Telecom Co. Ltd.	6,694	228
	LG Uplus Corp.	26,370	221
	Fila Holdings Corp.	7,354	217
*	Hanmi Pharm Co. Ltd.	1,104	216
	Meritz Securities Co. Ltd.	40,237	214
	LOTTE Fine Chemical Co. Ltd.	4,737	208
	SKC Co. Ltd.	2,779	206
*	JYP Entertainment Corp.	3,440	204
*,1	SK IE Technology Co. Ltd.	3,752	185
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	1,490	181
	DB HiTek Co. Ltd.	5,308	181
*	SK Bioscience Co. Ltd.	3,377	178
	Hansol Chemical Co. Ltd.	1,145	177
	LEENO Industrial Inc.	1,429	175
*	SOLUM Co. Ltd.	10,106	169
*	CosmoAM&T Co. Ltd.	2,878	168
*	Kolmar Korea Co. Ltd.	5,343	164
*	SK Biopharmaceuticals Co. Ltd.	3,252	164

65

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hyosung Advanced Materials Corp.	524	163
	Binggrae Co. Ltd.	5,042	160
*	Pearl Abyss Corp.	4,645	157
	Hyosung TNC Corp.	451	156
	Amorepacific Corp. Preference Shares	4,447	153
	JB Financial Group Co. Ltd.	21,976	153
	JR Global REIT	44,619	153
	HL Mando Co. Ltd.	4,209	151
*	Hyundai Mipo Dockyard Co. Ltd.	2,824	150
*	KIWOOM Securities Co. Ltd.	1,900	148
*	Youngone Corp.	4,603	148
*	Alteogen Inc.	5,181	147
*	Kakao Games Corp.	3,936	146
	Hanon Systems	20,946	143
	Pan Ocean Co. Ltd.	28,054	134
	CS Wind Corp.	2,630	133
	Cheil Worldwide Inc.	8,667	131
*	Bioneer Corp.	3,245	131
	KC Co. Ltd.	8,513	130
	Posco ICT Co. Ltd.	25,095	129
	DGB Financial Group Inc.	21,571	129
	Daol Investment & Securities Co. Ltd.	34,676	128
	MegaStudyEdu Co. Ltd.	2,449	128
	Eusu Holdings Co. Ltd.	23,518	127
	BGF retail Co. Ltd.	929	127
	AMOREPACIFIC Group	4,161	126
	Harim Holdings Co. Ltd.	13,962	126
	Dae Han Flour Mills Co. Ltd.	1,068	124
	WONIK IPS Co. Ltd.	5,305	124
	Maeil Dairies Co. Ltd.	3,291	123
	KCC Corp.	654	121
*	Celltrion Pharm Inc.	2,800	121
*	Ottogi Corp.	353	117
*	Eugene Investment & Securities Co. Ltd.	57,667	117
	Advanced Nano Products Co. Ltd.	1,120	117
	Youlchon Chemical Co. Ltd.	3,154	115
	Park Systems Corp.	1,116	115
	Koh Young Technology Inc.	8,974	113
	Shinsegae International Inc.	6,659	113
*,1	Netmarble Corp.	2,361	110
	LX Semicon Co. Ltd.	1,551	108
*	Hanwha Life Insurance Co. Ltd.	48,048	108
	S-1 Corp.	2,499	107
		Shares	Market Value• ($000)
*	Cosmax Inc.	1,826	107
	Hansol Holdings Co. Ltd.	40,245	106
	Korea Asset In Trust Co. Ltd.	47,142	106
*	Hana Tour Service Inc.	2,152	105
*	Hyundai Bioscience Co. Ltd.	5,242	104
	Mcnex Co. Ltd.	4,993	104
*	HLB Life Science Co. Ltd.	12,319	103
	Wemade Co. Ltd.	2,568	103
	Chunbo Co. Ltd.	542	103
	InBody Co. Ltd.	4,674	102
	LG H&H Co. Ltd. Preference Shares	474	102
*	GemVax & Kael Co. Ltd.	8,613	102
	Hanjin Kal Corp.	3,011	102
*	CJ ENM Co. Ltd.	1,406	98
	Hyundai Department Store Co. Ltd.	2,381	98
	People & Technology Inc.	2,911	96
	Kyobo Securities Co. Ltd.	22,409	95
	Sindoh Co. Ltd.	3,764	95
*	Cuckoo Homesys Co. Ltd.	4,132	94
	Daeduck Electronics Co. Ltd.	5,916	94
	Hansol Technics Co. Ltd.	20,444	93
	Foosung Co. Ltd.	9,231	93
*	Dongjin Semichem Co. Ltd.	3,425	92
	S&S Tech Corp.	3,864	92
	Daejoo Electronic Materials Co. Ltd.	1,286	92
*	STCUBE	6,890	91
*	Seoul Semiconductor Co. Ltd.	11,036	91
*	SK Securities Co. Ltd.	157,579	91
	DoubleUGames Co. Ltd.	2,609	91
	Soulbrain Co. Ltd.	509	90
	LOTTE REIT Co. Ltd.	30,078	90
	Doosan Bobcat Inc.	3,100	89
	Lotte Shopping Co. Ltd.	1,336	88
*	Naturecell Co. Ltd.	7,141	87
*	Korea Line Corp.	49,353	87
	Korean Reinsurance Co.	14,175	87
	i-SENS Inc.	3,565	87
	Samsung Card Co. Ltd.	3,697	86
	Daou Technology Inc.	5,200	85
	Dongwon Industries Co. Ltd.	2,190	85
	Sam Young Electronics Co. Ltd.	11,789	84

66

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Duk San Neolux Co. Ltd.	2,518	84
*	Namyang Dairy Products Co. Ltd.	194	83
*	Youngone Holdings Co. Ltd.	1,569	82
*	NICE Information Service Co. Ltd.	8,409	82
*	SPC Samlip Co. Ltd.	1,535	82
*	Creative & Innovative System	10,517	82
	Innox Advanced Materials Co. Ltd.	2,734	80
*	DB Financial Investment Co. Ltd.	24,968	79
	Hanmi Semiconductor Co. Ltd.	6,523	79
	KH Vatec Co. Ltd.	6,977	77
	Ecopro HN Co. Ltd.	1,964	77
*	LegoChem Biosciences Inc.	2,690	76
*	NHN Corp.	3,452	76
	CJ Logistics Corp.	1,213	75
	Lotte Corp.	3,252	75
*	Asiana Airlines Inc.	6,963	74
	Partron Co. Ltd.	12,074	74
*	SIMMTECH Co. Ltd.	3,410	74
*	SK oceanplant Co. Ltd.	4,947	74
	KISWIRE Ltd.	4,445	73
	Toptec Co. Ltd.	9,683	73
*	Dentium Co. Ltd.	793	72
*	Hugel Inc.	742	72
	AfreecaTV Co. Ltd.	1,066	72
	Seobu T&D	11,851	71
*	Wonik Holdings Co. Ltd.	26,653	70
	Sangsangin Co. Ltd.	15,579	70
*	Daesang Corp.	4,629	70
	Samwha Capacitor Co. Ltd.	2,038	69
	Dongkuk Steel Mill Co. Ltd.	6,650	69
*	Eo Technics Co. Ltd.	1,181	68
	CJ Corp.	1,025	67
*	Sam Chun Dang Pharm Co. Ltd.	1,708	67
	CJ Freshway Corp.	2,829	66
	Kolon Industries Inc.	1,934	66
	SK Gas Ltd.	688	65
	Innocean Worldwide Inc.	2,014	65
	TY Holdings Co. Ltd.	6,915	65
	Hanil Holdings Co. Ltd.	7,572	63
	YG Entertainment Inc.	1,439	63
*	Advanced Process Systems Corp.	4,113	63
	Dongwon F&B Co. Ltd.	507	62
	LS Electric Co. Ltd.	1,643	62
		Shares	Market Value• ($000)
*	Hyundai Elevator Co. Ltd.	2,936	62
*	Modetour Network Inc.	3,999	62
	KT Skylife Co. Ltd.	10,313	62
*	Shinsung E&G Co. Ltd.	48,757	62
	LX Holdings Corp.	9,687	62
*	IS Dongseo Co. Ltd.	1,835	61
*	Interflex Co. Ltd.	7,695	61
*	Able C&C Co. Ltd.	11,003	61
	Com2uSCorp	1,190	61
	PharmaResearch Co. Ltd.	1,081	61
*	Wysiwyg Studios Co. Ltd.	4,508	61
*	Kolmar Korea Holdings Co. Ltd.	4,921	60
*	Humasis Co. Ltd.	5,391	60
	Yuanta Securities Korea Co. Ltd.	28,078	59
*	Chabiotech Co. Ltd.	5,571	59
*	Pharmicell Co. Ltd.	7,990	58
*	Medipost Co. Ltd.	4,996	58
	iMarketKorea Inc.	7,289	58
	Ahnlab Inc.	1,001	57
	ST Pharm Co. Ltd.	968	57
	Hyundai Bioland Co. Ltd.	6,027	57
*	GeneOne Life Science Inc.	10,592	57
*	Oscotec Inc.	4,105	56
	Hyundai Construction Equipment Co. Ltd.	1,347	56
*	Eoflow Co. Ltd.	2,993	56
*	Lutronic Corp.	2,745	55
*	ABLBio Inc.	3,505	55
	RFHIC Corp.	3,212	54
	Daeduck Co. Ltd.	10,366	53
	Eugene Technology Co. Ltd.	2,626	53
	HAESUNG DS Co. Ltd.	1,752	53
*	SFA Semicon Co. Ltd.	16,020	52
	Hyundai Greenfood Co. Ltd.	9,454	52
	Hanil Cement Co. Ltd.	5,724	52
*	Daishin Securities Co. Ltd.	5,185	51
	Dongsuh Cos. Inc.	3,470	51
*	Hanall Biopharma Co. Ltd.	4,349	51
*	Vaxcell-Bio Therapeutics Co. Ltd.	1,986	51
	Woongjin Thinkbig Co. Ltd.	22,181	50
*	Amicogen Inc.	3,483	50
	Chong Kun Dang Pharmaceutical Corp.	843	50

67

ESG International Stock ETF
		Shares	Market Value• ($000)
	Tokai Carbon Korea Co. Ltd.	624	50
*	Enchem Co. Ltd.	1,081	50
	Jusung Engineering Co. Ltd.	5,500	49
*	Hanjin Transportation Co. Ltd.	3,074	49
	Webzen Inc.	3,628	49
	ICD Co. Ltd.	6,320	49
	KC Tech Co. Ltd.	3,625	49
*	UniTest Inc.	5,156	49
	Sebang Global Battery Co. Ltd.	1,217	48
	SL Corp.	2,310	48
*	Daewoong Pharmaceutical Co. Ltd.	544	48
*	Homecast Co. Ltd.	14,978	48
*	Hanwha General Insurance Co. Ltd.	12,867	48
	ENF Technology Co. Ltd.	2,744	48
*	Daea TI Co. Ltd.	19,070	46
	SSANGYONG C&E Co. Ltd.	10,590	46
*	CMG Pharmaceutical Co. Ltd.	26,786	45
*	Neowiz	1,279	45
	Dong-A ST Co. Ltd.	1,016	45
*	GOLFZON Co. Ltd.	418	45
*	NKMax Co. Ltd.	4,832	45
*	Han Kuk Carbon Co. Ltd.	5,293	45
	Gradiant Corp.	3,857	44
*	Hyosung Heavy Industries Corp.	814	44
*	Hana Micron Inc.	5,283	44
*	Myoung Shin Industrial Co. Ltd.	2,881	44
	Shinhan Alpha REIT Co. Ltd.	8,498	43
	TES Co. Ltd.	2,992	42
	Vieworks Co. Ltd.	1,793	42
*	HS Industries Co. Ltd.	13,845	41
	Samyang Holdings Corp.	694	41
	Young Poong Corp.	88	41
	BH Co. Ltd.	2,310	41
*	Ananti Inc.	7,379	40
	INTOPS Co. Ltd.	1,889	40
*	NICE Holdings Co. Ltd.	3,866	40
*	Kumho Tire Co. Inc.	16,081	40
	Zinus Inc.	1,742	40
	Hyundai Autoever Corp.	464	40
*	Daewoong Co. Ltd.	3,023	39
*	Aprogen Biologics	145,301	39
*	ITM Semiconductor Co. Ltd.	1,835	39
		Shares	Market Value• ($000)
	Doosan Tesna Inc.	1,544	39
	SK Telecom Co. Ltd. ADR	2,053	39
	Green Cross Holdings Corp.	3,162	38
*	Genexine Inc.	3,512	38
*	PI Advanced Materials Co. Ltd.	1,453	38
	L&C Bio Co. Ltd.	2,238	38
*	NEPES Corp.	2,665	36
*	Helixmith Co. Ltd.	4,555	36
*	iNtRON Biotechnology Inc.	5,515	36
*	HLB Therapeutics Co. Ltd.	4,045	36
	OptoElectronics Solutions Co. Ltd.	2,577	36
	GC Cell Corp.	1,068	36
	Lotte Rental Co. Ltd.	1,780	36
*	Insun ENT Co. Ltd.	5,066	35
*	Studio Dragon Corp.	606	35
*	Eutilex Co. Ltd.	8,139	35
	Unid Co. Ltd.	564	35
*	Daishin Securities Co. Ltd. Preference Shares	3,701	34
*	Hancom Inc.	2,992	34
*	Cafe24 Corp.	4,294	34
*	Mirae Asset Life Insurance Co. Ltd.	15,401	34
*	AbClon Inc.	2,495	34
*	HK inno N Corp.	1,229	34
	Korea Petrochemical Ind Co. Ltd.	249	33
*	Tongyang Inc.	40,643	33
	Intellian Technologies Inc.	540	33
	Taeyoung Engineering & Construction Co. Ltd.	9,768	32
	Korea Electric Terminal Co. Ltd.	722	31
*	Eubiologics Co. Ltd.	5,035	31
	TKG Huchems Co. Ltd.	1,974	30
	LF Corp.	2,298	30
*	Tongyang Life Insurance Co. Ltd.	9,006	30
	Humedix Co. Ltd.	1,444	30
	Byucksan Corp.	16,978	29
*	Hanwha Investment & Securities Co. Ltd.	12,702	29
*	Com2uS Holdings Corp.	778	29
	Sungwoo Hitech Co. Ltd.	5,321	28
	DongKook Pharmaceutical Co. Ltd.	2,270	28
	Huons Co. Ltd.	1,104	28
*	MedPacto Inc.	1,912	28

68

ESG International Stock ETF
		Shares	Market Value• ($000)
	Kwang Dong Pharmaceutical Co. Ltd.	6,101	27
*	Yungjin Pharmaceutical Co. Ltd.	10,899	27
*	CJ CGV Co. Ltd.	2,121	27
	Samyang Corp.	836	27
*	Seojin System Co. Ltd.	2,115	27
*	HDC Holdings Co. Ltd.	5,695	26
	HL Holdings Corp.	1,004	26
	Hansol Paper Co. Ltd.	2,818	26
	KCC Glass Corp.	840	26
*	DIO Corp.	1,349	25
*	Sambu Engineering & Construction Co. Ltd.	24,425	25
*	OliX Pharmaceuticals Inc.	1,510	25
	Boryung	3,724	25
*	Hyosung Chemical Corp.	217	24
	NHN KCP Corp.	2,311	24
	Handsome Co. Ltd.	1,165	23
*	CUROCOM Co. Ltd.	56,971	23
	Hansae Co. Ltd.	1,819	23
*	Cellivery Therapeutics Inc.	2,360	23
	Dong-A Socio Holdings Co. Ltd.	303	22
	Hanssem Co. Ltd.	663	22
*	Inscobee Inc.	20,202	21
*	Nexen Tire Corp.	3,733	21
	Hyundai Home Shopping Network Corp.	528	21
	JW Pharmaceutical Corp.	1,264	20
	Namhae Chemical Corp.	2,835	19
	Korea Real Estate Investment & Trust Co. Ltd.	19,485	19
*	Komipharm International Co. Ltd.	3,739	19
	Nature Holdings Co. Ltd.	949	19
*	BNC Korea Co. Ltd.	5,668	19
*	Giantstep Inc.	1,095	19
*	Binex Co. Ltd.	2,235	18
*	Taekwang Industrial Co. Ltd.	31	18
*	Dongsung Pharmaceutical Co. Ltd.	3,606	18
	Solid Inc.	4,031	18
*	Mezzion Pharma Co. Ltd.	1,412	17
*	Bukwang Pharmaceutical Co. Ltd.	2,512	16
		Shares	Market Value• ($000)
	LX Hausys Ltd.	610	16
*	Peptron Inc.	2,777	16
*	Namsun Aluminum Co. Ltd.	8,724	16
	Korea United Pharm Inc.	915	16
*	Samsung Pharmaceutical Co. Ltd.	7,549	15
	Huons Global Co. Ltd.	996	15
	LG HelloVision Co. Ltd.	4,383	15
*	Anterogen Co. Ltd.	803	14
*	KH FEELUX Co. Ltd.	31,317	13
*	Hyundai Livart Furniture Co. Ltd.	2,006	13
*	CrystalGenomics Inc.	5,185	13
	BGF Co. Ltd.	3,740	13
	Hankook & Co. Co. Ltd.	1,208	12
	Ilyang Pharmaceutical Co. Ltd.	837	12
*	Telcon RF Pharmaceutical Inc.	12,975	12
	Soulbrain Holdings Co. Ltd.	579	11
*	Cuckoo Holdings Co. Ltd.	938	11
	Songwon Industrial Co. Ltd.	652	9
*	Cellid Co. Ltd.	1,064	9
	Jeil Pharmaceutical Co. Ltd.	482	7
	Lock&Lock Co. Ltd.	1,322	6
*	Enzychem Lifesciences Corp.	5,028	6
*	Unid Btplus Co. Ltd.	884	6
	Chongkundang Holdings Corp.	97	4
	CJ CheilJedang Corp. Preference Shares	25	3
			122,262
Spain (1.5%)
	Banco Santander SA	2,720,961	10,714
	Banco Bilbao Vizcaya Argentaria SA	1,046,238	8,132
	Industria de Diseno Textil SA	176,518	5,438
*	Amadeus IT Group SA	74,186	4,665
[1]	Cellnex Telecom SA	95,954	3,600
	Telefonica SA	881,406	3,596
	CaixaBank SA	711,671	3,056
	Ferrovial SA	79,548	2,208
*,1	Aena SME SA	12,259	1,897
	Banco de Sabadell SA	960,452	1,255
	Bankinter SA	134,026	943
	Merlin Properties Socimi SA	88,792	845
	Viscofan SA	5,505	352
	Acerinox SA	31,506	346

69

ESG International Stock ETF
		Shares	Market Value• ($000)
	Vidrala SA	2,890	307
	Inmobiliaria Colonial Socimi SA	38,162	274
	Fluidra SA	15,610	271
[1]	Unicaja Banco SA	209,656	269
	Faes Farma SA	70,499	257
	Mapfre SA	95,361	205
	Grupo Catalana Occidente SA	5,426	177
*	Solaria Energia y Medio Ambiente SA	8,268	152
	Laboratorios Farmaceuticos Rovi SA	2,568	113
	Pharma Mar SA	1,642	97
[1]	Gestamp Automocion SA	20,764	96
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	93,929	93
	Almirall SA	8,631	83
	Sacyr SA	22,694	74
	Ebro Foods SA	3,271	56
*	Melia Hotels International SA	6,707	44
[1]	Prosegur Cash SA	56,654	43
	Corp. Financiera Alba SA	911	42
[1]	Neinor Homes SA	3,582	35
	Lar Espana Real Estate Socimi SA	6,008	35
*	Mediaset Espana Comunicacion SA	9,907	34
	Construcciones y Auxiliar de Ferrocarriles SA	1,148	34
[1]	Aedas Homes SA	1,931	30
*	Distribuidora Internacional de Alimentacion SA	1,053,042	19
[1]	Global Dominion Access SA	4,668	17
	Prosegur Cia de Seguridad SA	6,488	13
*	NH Hotel Group SA	2,962	12
	Atresmedia Corp. de Medios de Comunicacion SA	2,847	10
			49,939
Sweden (2.4%)
	Atlas Copco AB Class B	610,918	6,436
	Investor AB Class A	257,847	5,286
	Assa Abloy AB Class B	160,178	3,898
	Swedbank AB Class A	161,375	3,297
	Skandinaviska Enskilda Banken AB Class A	253,228	3,168
	Essity AB Class B	105,944	2,858
		Shares	Market Value• ($000)
	Telefonaktiebolaget LM Ericsson Class B	507,502	2,810
	Svenska Handelsbanken AB Class A	260,643	2,765
	Epiroc AB Class A	139,731	2,685
	Nibe Industrier AB Class B	239,657	2,478
	Investor AB Class B	110,599	2,136
	Boliden AB	48,089	1,969
	Industrivarden AB Class A	62,321	1,713
	H & M Hennes & Mauritz AB Class B	124,960	1,575
	Svenska Cellulosa AB SCA Class B	112,232	1,566
	SKF AB Class B	73,439	1,395
	Skanska AB Class B	72,807	1,323
	Trelleborg AB Class B	47,169	1,216
	EQT AB	54,323	1,215
	Telia Co. AB	456,126	1,178
	Tele2 AB Class B	108,757	1,000
	Atlas Copco AB Class A	83,530	992
	SSAB AB Class B	138,061	944
	Getinge AB Class B	43,375	932
*	Swedish Orphan Biovitrum AB	35,869	826
	Securitas AB Class B	87,106	750
	AddTech AB Class B	41,606	745
	Sagax AB Class B	29,602	728
	Beijer Ref AB Class B	45,061	699
*	Kinnevik AB Class B	46,421	690
	Castellum AB	48,609	619
	Avanza Bank Holding AB	21,343	564
	Elekta AB Class B	72,114	563
	Holmen AB Class B	13,146	531
	Electrolux AB Class B	43,076	521
*	Fastighets AB Balder Class B	104,022	515
	L E Lundbergforetagen AB Class B	10,907	506
	Husqvarna AB Class B	55,176	489
	Investment AB Latour Class B	23,568	488
[1]	Thule Group AB	21,854	486
	Nordnet AB publ	25,143	443
[1]	Bravida Holding AB	37,299	418
	Epiroc AB Class B	25,119	413
	AAK AB	24,072	412
	Wihlborgs Fastigheter AB	48,545	404
	Fabege AB	45,345	384
	Hexatronic Group AB	32,575	379
	Axfood AB	15,378	368
*	Volvo Car AB Class B	77,276	364
	Lagercrantz Group AB Class B	30,622	347
*,1	Sinch AB	101,251	345

70

ESG International Stock ETF
		Shares	Market Value• ($000)
	Billerud AB	28,478	329
[1]	Dometic Group AB	49,747	317
*	Viaplay Group AB Class B	11,013	282
	JM AB	13,235	275
	Loomis AB Class B	8,338	269
*	Sectra AB Class B	19,370	265
	SSAB AB Class A	35,066	255
	Vitrolife AB	12,002	241
	Bure Equity AB	8,372	206
	MIPS AB	4,479	202
	Nyfosa AB	24,028	199
	Storskogen Group AB Class B	213,995	199
	Samhallsbyggnadsbolaget i Norden AB B Shares	116,895	191
	Addnode Group AB Class B	16,068	179
[1]	Munters Group AB	18,331	177
	Hufvudstaden AB Class A	11,692	170
	Catena AB	4,200	164
	Mycronic AB	7,571	162
	AddLife AB Class B	15,122	162
	Wallenstam AB Class B	38,441	160
	HMS Networks AB	3,771	152
	Medicover AB Class B	8,549	151
	Biotage AB	10,199	148
	Electrolux Professional AB Class B	27,488	146
	Vitec Software Group AB Class B	3,088	142
	Instalco AB	30,105	140
*	Pandox AB Class B	9,933	134
	Intrum AB	10,067	132
	Samhallsbyggnadsbolaget i Norden AB	72,477	132
	Granges AB	15,040	130
*	Stillfront Group AB	68,590	126
*,1	Boozt AB	10,586	125
	Arjo AB Class B	32,524	123
*	Modern Times Group MTG AB Class B	17,667	122
	Peab AB Class B	21,094	116
	Hemnet Group AB	7,233	115
	Nolato AB Class B	22,703	113
	Bilia AB Class A	8,435	112
	Beijer Alma AB	5,273	103
	Corem Property Group AB Preference Shares	4,568	102
*	Truecaller AB Class B	31,629	96
	Concentric AB	4,503	94
*	Sdiptech AB Class B	3,540	89
	Troax Group AB	4,073	87
	Lindab International AB	6,235	86
	NP3 Fastigheter AB	3,741	78
		Shares	Market Value• ($000)
*	Beijer Ref AB Rights Exp. 3/16/23	45,061	76
	Ratos AB Class B	22,102	69
	SkiStar AB	6,073	68
	Bufab AB	2,378	62
	Atrium Ljungberg AB Class B	3,381	59
	Systemair AB	8,015	59
	Cibus Nordic Real Estate AB	4,338	52
	Sagax AB	19,461	51
*,1	Scandic Hotels Group AB	15,177	51
	NCC AB Class A	4,523	46
	Dios Fastigheter AB	6,202	46
*	Cint Group AB	25,759	46
	MEKO AB	3,765	43
*	Camurus AB	1,622	35
	NCC AB Class B	3,556	33
	Corem Property Group AB Class B	34,951	30
*	Collector Bank AB	7,003	30
*	BICO Group AB Class B	4,093	26
	Volati AB	2,413	23
*	BHG Group AB	16,555	21
[1]	Resurs Holding AB	8,234	20
	Investment AB Oresund	1,595	20
	Bonava AB Class B	8,212	19
	Fagerhult AB	3,634	19
	Svenska Handelsbanken AB Class B	1,415	18
	Clas Ohlson AB Class B	2,408	15
	Husqvarna AB Class A	1,455	13
	Cloetta AB Class B	4,552	10
*,1	Attendo AB	3,886	9
	Platzer Fastigheter Holding AB Class B	1,084	9
	Nobia AB	3,638	6
*,2	Neobo Fastigheter AB	2,017	3
			77,417
Switzerland (6.3%)
	Nestle SA (Registered)	448,075	50,485
	Roche Holding AG (XVTX)	103,183	29,752
	Novartis AG (Registered)	335,368	28,225
	Zurich Insurance Group AG	23,959	11,365
	Lonza Group AG (Registered)	12,556	7,479
	Alcon Inc.	75,584	5,154
	Roche Holding AG (XSWX)	16,077	4,980
	Swiss Re AG	46,137	4,820
	Givaudan SA (Registered)	1,375	4,145
	Partners Group Holding AG	3,696	3,500

71

ESG International Stock ETF
		Shares	Market Value• ($000)
	Swiss Life Holding AG (Registered)	5,604	3,372
	Geberit AG (Registered)	6,208	3,350
	Chocoladefabriken Lindt & Spruengli AG	284	3,111
	Julius Baer Group Ltd.	38,756	2,569
	Swisscom AG (Registered)	3,828	2,362
	Straumann Holding AG (Registered)	17,728	2,350
	Kuehne + Nagel International AG (Registered)	8,797	2,252
	Sonova Holding AG (Registered)	8,723	2,145
	Schindler Holding AG	7,982	1,795
	Credit Suisse Group AG (Registered)	554,002	1,670
	Baloise Holding AG (Registered)	9,488	1,580
*	SIG Group AG	59,786	1,446
	Logitech International SA (Registered)	25,705	1,404
[1]	VAT Group AG	4,402	1,329
	Swiss Prime Site AG (Registered)	15,641	1,318
	Georg Fischer AG (Registered)	17,360	1,179
	Barry Callebaut AG (Registered)	575	1,145
	Helvetia Holding AG (Registered)	8,701	1,118
	Swatch Group AG (Registered)	17,113	1,090
	Chocoladefabriken Lindt & Spruengli AG (Registered)	9	997
	Tecan Group AG (Registered)	2,310	934
*	Flughafen Zurich AG (Registered)	4,874	882
	Belimo Holding AG (Registered)	1,648	852
[1]	Galenica AG	10,905	845
	Swatch Group AG	2,422	843
	Temenos AG (Registered)	11,241	827
*	Clariant AG (Registered)	49,273	797
	EMS-Chemie Holding AG (Registered)	1,005	762
	PSP Swiss Property AG (Registered)	6,441	722
	Valiant Holding AG (Registered)	5,543	611
	Cembra Money Bank AG	6,473	551
	Bachem Holding AG Class B	5,193	518
		Shares	Market Value• ($000)
	Mobimo Holding AG (Registered)	1,816	457
	Siegfried Holding AG (Registered)	620	434
	Bucher Industries AG (Registered)	879	397
*	Meyer Burger Technology AG	536,131	396
*	ams-OSRAM AG	44,957	349
	Schindler Holding AG (Registered)	1,572	339
	DKSH Holding AG	4,142	337
	Banque Cantonale Vaudoise (Registered)	3,523	315
	Huber + Suhner AG (Registered)	3,004	275
	Stadler Rail AG	6,965	275
	Forbo Holding AG (Registered)	205	269
*	Softwareone Holding AG	15,866	264
	Comet Holding AG (Registered)	1,191	263
	Swissquote Group Holding SA (Registered)	1,313	250
	Interroll Holding AG (Registered)	80	248
	Burckhardt Compression Holding AG	408	248
*,3	Idorsia Ltd.	18,570	245
*	Accelleron Industries AG	9,868	243
	Vontobel Holding AG (Registered)	3,815	236
*	Landis+Gyr Group AG	3,057	230
	SFS Group AG	1,964	229
	Inficon Holding AG (Registered)	217	225
	Daetwyler Holding AG	1,054	210
	Emmi AG (Registered)	221	208
*,1	Sensirion Holding AG	1,275	155
*	Dottikon Es Holding AG (Registered)	515	145
	VZ Holding AG	1,803	141
	Allreal Holding AG (Registered)	851	139
*	Aryzta AG	100,036	138
	Kardex Holding AG (Registered)	734	137
*	u-blox Holding AG	1,172	126
	SKAN Group AG	1,667	124
	Bossard Holding AG (Registered) Class A	380	105
*	Basilea Pharmaceutica AG (Registered)	1,832	102

72

ESG International Stock ETF
		Shares	Market Value• ($000)
	Schweiter Technologies AG	118	100
	dormakaba Holding AG	223	99
	Komax Holding AG (Registered)	303	95
	Bystronic AG	112	91
	COSMO Pharmaceuticals NV	1,312	84
	LEM Holding SA (Registered)	40	82
	Ypsomed Holding AG (Registered)	362	70
*	Implenia AG (Registered)	1,528	69
[1]	Medacta Group SA	631	68
	Zehnder Group AG	768	60
*	Zur Rose Group AG	1,113	59
	St. Galler Kantonalbank AG (Registered)	109	58
*,1	PolyPeptide Group AG	1,883	51
	Intershop Holding AG	77	50
	Arbonia AG	3,407	43
*,1	Medartis Holding AG	540	41
	VP Bank AG Class A	345	36
	Leonteq AG	595	34
	Vetropack Holding AG (Registered) Class A	673	31
*	EFG International AG	2,726	26
	OC Oerlikon Corp. AG (Registered)	4,180	25
	Hiag Immobilien Holding AG	274	23
	Rieter Holding AG (Registered)	160	18
	Bell Food Group AG (Registered)	63	18
	Autoneum Holding AG	101	15
*	ALSO Holding AG (Registered)	55	11
	APG SGA SA	21	4
			206,246
Taiwan (5.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,902,630	64,565
	Hon Hai Precision Industry Co. Ltd.	1,941,130	6,421
	MediaTek Inc.	245,937	5,774
	Delta Electronics Inc.	344,496	3,223
*	United Microelectronics Corp.	1,910,112	3,111
	Fubon Financial Holding Co. Ltd.	1,197,846	2,342
	Chunghwa Telecom Co. Ltd.	591,000	2,235
	CTBC Financial Holding Co. Ltd.	2,905,000	2,157
	Nan Ya Plastics Corp.	860,878	2,118
	Shares	Market Value• ($000)
Cathay Financial Holding Co. Ltd.	1,465,482	2,078
China Steel Corp.	1,929,796	1,985
Mega Financial Holding Co. Ltd.	1,794,175	1,957
ASE Technology Holding Co. Ltd.	545,276	1,878
Formosa Plastics Corp.	631,784	1,876
E.Sun Financial Holding Co. Ltd.	2,155,137	1,759
Uni-President Enterprises Corp.	753,000	1,662
Chailease Holding Co. Ltd.	221,654	1,625
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,895	1,471
First Financial Holding Co. Ltd.	1,620,095	1,420
Taiwan Cooperative Financial Holding Co. Ltd.	1,562,480	1,359
Yuanta Financial Holding Co. Ltd.	1,796,179	1,336
Novatek Microelectronics Corp.	90,995	1,203
Hua Nan Financial Holdings Co. Ltd.	1,556,450	1,163
Formosa Chemicals & Fibre Corp.	497,708	1,155
Largan Precision Co. Ltd.	16,000	1,150
China Development Financial Holding Corp.	2,615,308	1,126
Yageo Corp.	61,506	1,078
Quanta Computer Inc.	386,760	1,012
Hotai Motor Co. Ltd.	49,292	994
Walsin Lihwa Corp.	534,104	984
Taishin Financial Holding Co. Ltd.	1,774,763	953
Asustek Computer Inc.	104,492	946
Realtek Semiconductor Corp.	76,294	941
SinoPac Financial Holdings Co. Ltd.	1,641,250	919
Airtac International Group	25,603	894
E Ink Holdings Inc.	140,728	891
Evergreen Marine Corp. Taiwan Ltd.	169,670	867
Shanghai Commercial & Savings Bank Ltd.	544,087	845
Unimicron Technology Corp.	202,000	834
Taiwan Mobile Co. Ltd.	247,000	783
Accton Technology Corp.	84,000	769
President Chain Store Corp.	86,000	751

73

ESG International Stock ETF
		Shares	Market Value• ($000)
	Lite-On Technology Corp.	313,958	714
	AUO Corp.	1,104,400	672
	eMemory Technology Inc.	11,000	661
	Pegatron Corp.	286,000	634
	Shin Kong Financial Holding Co. Ltd.	2,168,287	630
	Innolux Corp.	1,290,200	618
	Yang Ming Marine Transport Corp.	292,398	615
	Far Eastern New Century Corp.	564,000	600
	Catcher Technology Co. Ltd.	98,000	592
	Ruentex Development Co. Ltd.	408,600	592
	Globalwafers Co. Ltd.	35,000	579
	Voltronic Power Technology Corp.	10,152	530
	Global Unichip Corp.	14,000	527
	Synnex Technology International Corp.	256,000	522
	WPG Holdings Ltd.	321,680	520
	Chang Hwa Commercial Bank Ltd.	908,990	519
	Far EasTone Telecommunications Co. Ltd.	228,000	515
	ASPEED Technology Inc.	5,500	494
	Asia Cement Corp.	324,000	475
	Eclat Textile Co. Ltd.	30,000	472
	Wistron Corp.	427,000	463
	Micro-Star International Co. Ltd.	102,000	455
	Compal Electronics Inc.	559,000	442
	Wiwynn Corp.	14,000	439
	Vanguard International Semiconductor Corp.	142,000	428
	Feng TAY Enterprise Co. Ltd.	69,400	418
	Pou Chen Corp.	379,000	415
	Sino-American Silicon Products Inc.	79,000	408
	Wan Hai Lines Ltd.	157,260	407
*	Oneness Biotech Co. Ltd.	47,000	402
	Hiwin Technologies Corp.	47,504	387
	Inventec Corp.	439,000	381
	Parade Technologies Ltd.	12,000	373
	Chroma ATE Inc.	61,000	367
	Foxconn Technology Co. Ltd.	200,000	364
	Win Semiconductors Corp.	65,000	357
		Shares	Market Value• ($000)
	Taichung Commercial Bank Co. Ltd.	778,728	351
	Radiant Opto-Electronics Corp.	101,000	349
	O-Bank Co. Ltd.	1,086,000	345
	Powertech Technology Inc.	117,000	338
	Alchip Technologies Ltd.	11,000	338
*	Tatung Co. Ltd.	306,000	336
	Eva Airways Corp.	358,932	332
	Giant Manufacturing Co. Ltd.	49,740	331
	Taiwan Business Bank	697,058	327
	TA Chen Stainless Pipe	227,303	323
	Zhen Ding Technology Holding Ltd.	88,000	322
	Winbond Electronics Corp.	428,000	320
	Taiwan High Speed Rail Corp.	330,000	317
	Acer Inc.	368,000	305
	Macronix International Co. Ltd.	272,000	305
	Sinbon Electronics Co. Ltd.	31,000	302
	China Petrochemical Development Corp.	896,386	299
	Poya International Co. Ltd.	15,331	296
	Rich Development Co. Ltd.	793,000	290
	Acter Group Corp. Ltd.	73,000	287
	Yulon Finance Corp.	51,427	285
	Phison Electronics Corp.	25,000	285
	Lotes Co. Ltd.	10,115	284
	Gigabyte Technology Co. Ltd.	73,000	283
	Charoen Pokphand Enterprise	105,600	278
	Elite Material Co. Ltd.	44,000	274
	China Airlines Ltd.	410,000	271
	Hotai Finance Co. Ltd.	75,000	271
	International Games System Co. Ltd.	16,000	264
	Ruentex Industries Ltd.	119,002	263
	Senao International Co. Ltd.	238,000	261
	Topco Scientific Co. Ltd.	44,000	260
	Cheng Shin Rubber Industry Co. Ltd.	230,000	258
	Kindom Development Co. Ltd.	270,100	257
	Lien Hwa Industrial Holdings Corp.	144,332	257
	Highwealth Construction Corp.	181,418	252
	Simplo Technology Co. Ltd.	26,000	251

74

ESG International Stock ETF
		Shares	Market Value• ($000)
	Nan Ya Printed Circuit Board Corp.	33,000	250
	IBF Financial Holdings Co. Ltd.	575,060	237
	Walsin Technology Corp.	72,000	235
	Bank of Kaohsiung Co. Ltd.	570,493	234
	Nanya Technology Corp.	121,000	230
	Teco Electric & Machinery Co. Ltd.	229,000	230
	Jess-Link Products Co. Ltd.	158,000	229
	Tripod Technology Corp.	66,000	226
	Huaku Development Co. Ltd.	74,000	224
	momo.com Inc.	8,640	222
	Fusheng Precision Co. Ltd.	27,000	220
*	HTC Corp.	103,000	219
	Yulon Motor Co. Ltd.	81,615	217
	King Yuan Electronics Co. Ltd.	158,000	216
	Sigurd Microelectronics Corp.	121,000	211
	YungShin Global Holding Corp.	148,000	209
	Chicony Electronics Co. Ltd.	68,000	204
	Test Research Inc.	97,000	202
	Nien Made Enterprise Co. Ltd.	19,000	202
	Makalot Industrial Co. Ltd.	28,707	201
	Merida Industry Co. Ltd.	34,000	200
	Taiyen Biotech Co. Ltd.	182,000	199
	Xxentria Technology Materials Corp.	89,000	198
	Aten International Co. Ltd.	74,000	198
	Chief Telecom Inc.	17,000	198
	Union Bank of Taiwan	367,000	195
	Jentech Precision Industrial Co. Ltd.	13,999	193
	Via Technologies Inc.	64,000	190
	Sporton International Inc.	21,450	187
	Chipbond Technology Corp.	85,000	187
	Faraday Technology Corp.	31,000	186
	Compeq Manufacturing Co. Ltd.	125,000	186
	AP Memory Technology Corp.	20,000	184
	CHC Healthcare Group	93,000	183
	Radium Life Tech Co. Ltd.	573,200	181
	Bizlink Holding Inc.	20,000	181
		Shares	Market Value• ($000)
	Systex Corp.	73,000	180
	Tung Ho Steel Enterprise Corp.	89,110	174
	AGV Products Corp.	466,000	173
	YFY Inc.	187,000	166
	Topkey Corp.	23,000	166
	Orient Semiconductor Electronics Ltd.	256,000	164
	Taiwan Fertilizer Co. Ltd.	86,000	162
	King's Town Bank Co. Ltd.	142,000	158
	Taiwan Glass Industry Corp.	205,000	157
	Nichidenbo Corp.	85,000	157
	Great Wall Enterprise Co. Ltd.	94,402	156
	Wisdom Marine Lines Co. Ltd.	70,543	156
	Qisda Corp.	157,000	154
	Grape King Bio Ltd.	26,000	154
	Kung Long Batteries Industrial Co. Ltd.	33,000	151
	King Slide Works Co. Ltd.	11,000	150
	Elan Microelectronics Corp.	42,000	149
	KEE TAI Properties Co. Ltd.	341,000	147
	Microbio Co. Ltd.	69,311	147
	Wistron NeWeb Corp.	53,000	146
	Feng Hsin Steel Co. Ltd.	62,000	145
	Ardentec Corp.	79,000	145
*	Globe Union Industrial Corp.	330,000	142
	Taiwan Hon Chuan Enterprise Co. Ltd.	45,000	142
*	Hong Pu Real Estate Development Co. Ltd.	191,000	142
*	Ambassador Hotel	112,000	141
	Kinsus Interconnect Technology Corp.	40,000	140
	Tong Hsing Electronic Industries Ltd.	19,479	139
*	FLEXium Interconnect Inc.	43,000	138
	Shinkong Synthetic Fibers Corp.	228,000	136
	Sunplus Technology Co. Ltd.	158,000	135
	Standard Foods Corp.	98,000	134
	Raydium Semiconductor Corp.	10,000	134
	Asia Vital Components Co. Ltd.	34,000	133
	Formosa Taffeta Co. Ltd.	146,000	132
	FSP Technology Inc.	95,000	132
	Silicon Integrated Systems Corp.	218,080	131

75

ESG International Stock ETF
		Shares	Market Value• ($000)
	Taiwan Semiconductor Co. Ltd.	43,000	131
*	Kuo Yang Construction Co. Ltd.	207,000	130
	Goldsun Building Materials Co. Ltd.	141,753	129
	Wei Chuan Foods Corp.	188,000	127
	Sanyang Motor Co. Ltd.	95,000	124
	China Chemical & Pharmaceutical Co. Ltd.	136,000	123
	Hota Industrial Manufacturing Co. Ltd.	51,810	123
	WT Microelectronics Co. Ltd.	58,000	123
	Gold Circuit Electronics Ltd.	40,500	122
	Gloria Material Technology Corp.	83,000	122
	Capital Securities Corp.	307,000	122
	Taiwan Surface Mounting Technology Corp.	42,000	122
*	United Renewable Energy Co. Ltd.	180,420	122
	Sercomm Corp.	44,000	121
	Clevo Co.	118,000	120
*	Career Technology MFG. Co. Ltd.	152,513	120
	TCI Co. Ltd.	17,297	120
	Sitronix Technology Corp.	16,000	119
	U-Ming Marine Transport Corp.	59,000	118
	Sunny Friend Environmental Technology Co. Ltd.	22,000	118
	Advanced International Multitech Co. Ltd.	32,000	117
	Gamania Digital Entertainment Co. Ltd.	44,000	116
	HannStar Display Corp.	276,000	115
	AcBel Polytech Inc.	93,000	115
*	Mercuries Life Insurance Co. Ltd.	647,266	114
	Fitipower Integrated Technology Inc.	21,083	114
	Eternal Materials Co. Ltd.	106,400	112
	Far Eastern Department Stores Ltd.	151,000	111
	Fulgent Sun International Holding Co. Ltd.	25,000	111
*	Lotus Pharmaceutical Co. Ltd.	12,000	110
	Iron Force Industrial Co. Ltd.	41,000	110
		Shares	Market Value• ($000)
	Cheng Loong Corp.	115,000	109
	Taiwan Secom Co. Ltd.	33,000	109
	Greatek Electronics Inc.	62,000	108
	Foxsemicon Integrated Technology Inc.	16,000	108
	ITEQ Corp.	43,466	107
	Chung Hung Steel Corp.	113,000	107
	Advanced Energy Solution Holding Co. Ltd.	4,000	107
	Infortrend Technology Inc.	170,000	106
	Prince Housing & Development Corp.	282,000	106
	Ton Yi Industrial Corp.	185,000	106
	ChipMOS Technologies Inc.	89,000	106
	Apex International Co. Ltd.	53,000	106
	Continental Holdings Corp.	104,000	106
	Pan Jit International Inc.	48,400	105
	Wah Lee Industrial Corp.	36,720	105
	Flytech Technology Co. Ltd.	44,000	105
	Ennoconn Corp.	13,710	105
*	EirGenix Inc.	27,000	105
	Far Eastern International Bank	265,036	103
	Dyaco International Inc.	66,000	103
	Kenda Rubber Industrial Co. Ltd.	100,000	102
	Wafer Works Corp.	69,923	102
	Bioteque Corp.	27,000	102
*	Phihong Technology Co. Ltd.	68,000	101
*	Nan Kang Rubber Tire Co. Ltd.	84,000	101
	SDI Corp.	25,000	101
	Tong Yang Industry Co. Ltd.	71,000	101
	Pan-International Industrial Corp.	78,000	98
	Innodisk Corp.	13,384	98
	China Steel Chemical Corp.	26,000	96
	Taiwan PCB Techvest Co. Ltd.	75,000	95
	Sunonwealth Electric Machine Industry Co. Ltd.	67,000	95
	Gudeng Precision Industrial Co. Ltd.	10,000	95
*	Unitech Printed Circuit Board Corp.	154,363	94
*	Shihlin Paper Corp.	59,000	94

76

ESG International Stock ETF
		Shares	Market Value• ($000)
	Lung Yen Life Service Corp.	74,000	93
	Quanta Storage Inc.	58,000	93
	Ta Ya Electric Wire & Cable	117,128	93
	Yeong Guan Energy Technology Group Co. Ltd.	41,468	93
	Chicony Power Technology Co. Ltd.	36,000	93
	Getac Holdings Corp.	57,000	92
	Kuo Toong International Co. Ltd.	91,330	92
	Allied Supreme Corp.	8,000	92
	XinTec Inc.	27,000	91
	Nuvoton Technology Corp.	19,000	91
	Unizyx Holding Corp.	70,961	90
	Soft-World International Corp.	34,000	90
	Elite Semiconductor Microelectronics Technology Inc.	35,000	90
	Etron Technology Inc.	57,832	89
	USI Corp.	108,000	89
	Mitac Holdings Corp.	86,248	89
*	Medigen Vaccine Biologics Corp.	44,390	89
	Tyntek Corp.	151,000	88
	President Securities Corp.	155,532	88
*	CMC Magnetics Corp.	334,747	88
	Century Iron & Steel Industrial Co. Ltd.	26,000	88
	Pegavision Corp.	6,000	88
	YC INOX Co. Ltd.	85,476	87
	Basso Industry Corp.	59,000	86
	Tainan Spinning Co. Ltd.	148,000	86
	Advanced Wireless Semiconductor Co.	34,370	86
	Taiwan Mask Corp.	32,000	86
	Taiwan Paiho Ltd.	42,000	85
	Egis Technology Inc.	33,000	85
	TYC Brother Industrial Co. Ltd.	90,000	84
	Merry Electronics Co. Ltd.	30,298	84
	Coretronic Corp.	40,000	84
	China Bills Finance Corp.	165,000	84
	Yieh Phui Enterprise Co. Ltd.	148,365	84
	Machvision Inc.	15,039	84
	Everlight Electronics Co. Ltd.	66,000	83
	Sinyi Realty Inc.	89,000	83
	Ichia Technologies Inc.	133,000	83
		Shares	Market Value• ($000)
	Evergreen International Storage & Transport Corp.	91,000	83
	IEI Integration Corp.	31,000	83
	Pixart Imaging Inc.	23,000	83
	Holy Stone Enterprise Co. Ltd.	26,000	82
	TSRC Corp.	86,000	82
	Brighton-Best International Taiwan Inc.	66,000	82
	Darfon Electronics Corp.	60,000	81
	TXC Corp.	28,000	79
	AURAS Technology Co. Ltd.	15,000	79
	KMC Kuei Meng International Inc.	16,000	79
	Visual Photonics Epitaxy Co. Ltd.	28,000	77
	CyberTAN Technology Inc.	98,000	77
	Sheng Yu Steel Co. Ltd.	92,000	77
	Arcadyan Technology Corp.	22,123	77
	Chlitina Holding Ltd.	11,000	77
	Sampo Corp.	86,000	76
	RichWave Technology Corp.	17,650	76
	Taiwan-Asia Semiconductor Corp.	61,000	75
	PharmaEngine Inc.	20,000	75
	Sonix Technology Co. Ltd.	41,000	74
	Primax Electronics Ltd.	38,000	74
	International CSRC Investment Holdings Co.	104,990	71
	Hung Sheng Construction Ltd.	92,600	71
	Sinon Corp.	55,000	71
	China Metal Products	64,000	70
	Tong-Tai Machine & Tool Co. Ltd.	128,000	70
	Dynapack International Technology Corp.	26,000	70
*	Taiwan TEA Corp.	98,000	70
	General Interface Solution Holding Ltd.	25,000	70
	Chia Hsin Cement Corp.	105,000	70
*	Savior Lifetec Corp.	104,436	70
	Solar Applied Materials Technology Corp.	57,000	69
	Shinkong Insurance Co. Ltd.	42,000	69
	Asia Polymer Corp.	71,757	68
	ITE Technology Inc.	23,000	67
	Universal Vision Biotechnology Co. Ltd.	6,300	67

77

ESG International Stock ETF
		Shares	Market Value• ($000)
	Mercuries & Associates Holding Ltd.	119,281	66
	Center Laboratories Inc.	42,409	66
	China Electric Manufacturing Corp.	140,540	65
	Taiwan Union Technology Corp.	34,000	65
	Zeng Hsing Industrial Co. Ltd.	16,115	65
*	TaiMed Biologics Inc.	25,000	65
	Co-Tech Development Corp.	32,000	65
	Lingsen Precision Industries Ltd.	129,000	64
	Johnson Health Tech Co. Ltd.	28,000	64
	Taiflex Scientific Co. Ltd.	46,000	64
*	Brogent Technologies Inc.	15,100	64
	LandMark Optoelectronics Corp.	15,000	64
	HannsTouch Solution Inc.	190,000	63
	Cathay Real Estate Development Co. Ltd.	110,000	62
	TTY Biopharm Co. Ltd.	24,000	62
	Longchen Paper & Packaging Co. Ltd.	100,803	62
	Cleanaway Co. Ltd.	10,000	62
	Sincere Navigation Corp.	71,900	61
	Advanced Ceramic X Corp.	8,000	61
	Syncmold Enterprise Corp.	30,000	61
	Hannstar Board Corp.	54,000	61
	Chang Wah Electromaterials Inc.	56,000	61
	Farglory Land Development Co. Ltd.	31,000	60
	Hsin Kuang Steel Co. Ltd.	41,000	60
	Lealea Enterprise Co. Ltd.	173,000	60
*	OBI Pharma Inc.	22,354	60
	Chang Wah Technology Co. Ltd.	53,500	60
	Weltrend Semiconductor	36,000	59
	FocalTech Systems Co. Ltd.	25,203	59
	Sensortek Technology Corp.	5,000	59
	Chunghwa Precision Test Tech Co. Ltd.	3,000	58
	Namchow Holdings Co. Ltd.	37,000	57
		Shares	Market Value• ($000)
	Rexon Industrial Corp. Ltd.	56,000	57
	Kinpo Electronics	125,000	56
	Rechi Precision Co. Ltd.	98,000	56
	Hu Lane Associate Inc.	11,275	56
	Thinking Electronic Industrial Co. Ltd.	12,000	56
	China Motor Corp.	29,200	55
	Chun Yuan Steel Industry Co. Ltd.	99,000	55
	Global Brands Manufacture Ltd.	56,120	55
	Transcend Information Inc.	24,000	55
	Posiflex Technology Inc.	14,000	55
	Cub Elecparts Inc.	10,745	55
	TPK Holding Co. Ltd.	49,000	55
	Grand Pacific Petrochemical	83,000	54
	Shiny Chemical Industrial Co. Ltd.	13,750	54
	Motech Industries Inc.	56,594	52
*	Adimmune Corp.	39,000	52
	Kaimei Electronic Corp.	23,200	51
*	RDC Semiconductor Co. Ltd.	8,000	51
	Dynamic Holding Co. Ltd.	87,997	51
	Cheng Uei Precision Industry Co. Ltd.	37,000	48
	L&K Engineering Co. Ltd.	36,000	48
	Supreme Electronics Co. Ltd.	38,276	48
	Everlight Chemical Industrial Corp.	77,000	47
	Speed Tech Corp.	26,000	47
	Holtek Semiconductor Inc.	19,000	46
	Oriental Union Chemical Corp.	75,000	46
	UPC Technology Corp.	91,000	46
	Alpha Networks Inc.	43,772	46
	Nan Liu Enterprise Co. Ltd.	19,000	46
	Gourmet Master Co. Ltd.	9,000	46
	Chung Hwa Pulp Corp.	78,000	44
	Genesys Logic Inc.	11,000	44
*	Foresee Pharmaceuticals Co. Ltd.	13,000	44
*	Federal Corp.	61,000	43
	TaiDoc Technology Corp.	7,000	43
	Chin-Poon Industrial Co. Ltd.	43,000	42
*	Asia Pacific Telecom Co. Ltd.	204,779	42

78

ESG International Stock ETF
		Shares	Market Value• ($000)
	Taiwan Sakura Corp.	20,000	42
*	D-Link Corp.	71,760	41
	Shin Zu Shing Co. Ltd.	14,165	41
	T3EX Global Holdings Corp.	18,000	41
	China General Plastics Corp.	43,155	40
	Elite Advanced Laser Corp.	30,000	40
*	Zinwell Corp.	66,000	39
*	China Man-Made Fiber Corp.	133,240	38
	Gemtek Technology Corp.	42,000	38
*	Tanvex BioPharma Inc.	31,000	38
	Marketech International Corp.	9,000	37
	Swancor Holding Co. Ltd.	10,000	36
*	Elitegroup Computer Systems Co. Ltd.	50,000	35
*	Li Peng Enterprise Co. Ltd.	128,000	35
*	Shining Building Business Co. Ltd.	112,000	34
	Adlink Technology Inc.	17,000	34
	Formosa Sumco Technology Corp.	7,000	34
	91APP Inc.	8,000	33
	AmTRAN Technology Co. Ltd.	90,888	32
	Taiwan Styrene Monomer	70,000	32
	Fittech Co. Ltd.	10,000	32
*,2	Roo Hsing Co. Ltd.	326,000	31
	ASROCK Inc.	6,000	31
	Tung Thih Electronic Co. Ltd.	6,000	30
	PChome Online Inc.	14,000	29
	Dimerco Express Corp.	11,000	28
	Anpec Electronics Corp.	6,000	28
	Yulon Nissan Motor Co. Ltd.	4,000	27
*	Darwin Precisions Corp.	75,000	26
	St. Shine Optical Co. Ltd.	3,000	26
	Amazing Microelectronic Corp.	6,242	26
	Ho Tung Chemical Corp.	85,000	25
*	Taigen Biopharmaceuticals Holdings Ltd.	49,000	25
	Ability Enterprise Co. Ltd.	36,000	24
	Ultra Chip Inc.	6,000	21
	VIA Labs Inc.	3,000	21
*	Ritek Corp.	71,214	20
		Shares	Market Value• ($000)
*	Gigasolar Materials Corp.	5,790	20
*	ALI Corp.	27,000	19
*	Medigen Biotechnology Corp.	18,000	19
	Actron Technology Corp.	3,000	17
	Altek Corp.	14,000	16
	Shin Foong Specialty & Applied Materials Co. Ltd.	7,000	15
	ScinoPharm Taiwan Ltd.	13,000	11
	GeneReach Biotechnology Corp.	4,528	9
*,2	Unity Opto Technology Co. Ltd.	90,000	—
*,2	Pharmally International Holding Co. Ltd.	1,282	—
*,2	OBI Pharma Inc. Rights	717	—
*,2	SinoPac Financial Holdings Co. Ltd. Rights Exp. 3/7/23	81,320	—
*,2	Asia Vital Components Co. Ltd. Rights Exp. 4/6/23	2,165	—
*,2	Globe Union Industrial Corp. Rights Exp. 3/14/23	36,828	—
			193,016
Thailand (0.8%)
	CP ALL PCL (Foreign)	1,028,900	1,805
*	Airports of Thailand PCL (Foreign)	684,800	1,409
	Delta Electronics Thailand PCL (Foreign)	48,500	1,250
	Bangkok Dusit Medical Services PCL (Foreign)	1,531,600	1,213
	Advanced Info Service PCL (Foreign)	197,500	1,129
	Siam Cement PCL (Foreign)	117,200	1,084
	Kasikornbank PCL (Foreign)	273,700	1,061
	Central Pattana PCL (Foreign)	498,800	991
	SCB X PCL (Foreign)	306,000	900
*	Minor International PCL (Foreign)	772,700	732
	Energy Absolute PCL (Foreign)	280,400	621
	Intouch Holdings PCL (Foreign)	289,156	579
	Central Retail Corp. PCL (Foreign)	444,400	562
	Bumrungrad Hospital PCL (Foreign)	93,300	557
	Charoen Pokphand Foods PCL (Foreign)	762,500	479

79

ESG International Stock ETF
		Shares	Market Value• ($000)
	Bangkok Bank PCL (Foreign)	102,700	475
	Indorama Ventures PCL (Foreign)	455,800	474
	Krung Thai Bank PCL (Foreign)	967,000	473
	PTT Global Chemical PCL (Foreign)	314,600	420
	Home Product Center PCL (Foreign)	1,000,900	396
	Bangkok Expressway & Metro PCL (Foreign)	1,508,700	395
	Land & Houses PCL (Foreign)	1,277,100	354
	Krungthai Card PCL (Foreign)	197,600	328
	Tisco Financial Group PCL (Foreign)	110,400	322
*	Central Plaza Hotel PCL (Foreign)	200,900	321
	Kiatnakin Phatra Bank PCL (Foreign)	166,400	314
	BTS Group Holdings PCL (Foreign)	1,331,200	303
	SCG Packaging PCL (Foreign)	188,000	277
	TMBThanachart Bank PCL (Foreign)	6,695,824	265
	Siam Makro PCL (Foreign)	214,037	244
	Thonburi Healthcare Group PCL (Foreign)	120,600	238
	True Corp. PCL (Foreign)	1,587,200	228
	Thai Union Group PCL (Foreign)	464,300	209
	Osotspa PCL (Foreign)	209,000	191
	Com7 PCL (Foreign)	214,100	185
	Asset World Corp. PCL (Foreign)	1,079,700	180
*	Beyond Securities PCL (Foreign)	580,500	177
	Berli Jucker PCL (Foreign)	154,400	168
	KCE Electronics PCL (Foreign)	126,800	167
	Total Access Communication PCL (Foreign)	109,400	160
	Supalai PCL (Foreign)	246,800	159
	Hana Microelectronics PCL (Foreign)	94,300	154
	Srisawad Corp. PCL (Foreign)	99,100	151
	Thanachart Capital PCL (Foreign)	118,500	143
	CPN Retail Growth Leasehold REIT	273,500	132
	Siam Global House PCL (Foreign)	247,874	130
		Shares	Market Value• ($000)
	JMT Network Services PCL (Foreign)	96,292	127
	AP Thailand PCL (Foreign)	357,600	125
	Ngern Tid Lor PCL (Foreign)	172,900	122
	Ramkhamhaeng Hospital PCL (Foreign)	75,100	119
	Sino-Thai Engineering & Construction PCL (Foreign)	303,000	116
	Sansiri PCL (Foreign)	2,125,700	115
	Forth Corp. PCL (Foreign)	110,100	114
	Bangkok Commercial Asset Management PCL (Foreign)	270,300	113
	Muangthai Capital PCL (Foreign)	105,000	104
	VGI PCL (Foreign)	790,949	97
	Bangkok Chain Hospital PCL (Foreign)	168,500	95
	Chularat Hospital PCL (Foreign)	885,000	94
	Vibhavadi Medical Center PCL (Foreign)	1,254,700	94
	Sri Trang Agro-Industry PCL (Foreign)	125,500	90
	Thailand Future Fund	347,700	78
	Amata Corp. PCL (Foreign)	136,593	77
	AEON Thana Sinsap Thailand PCL (Foreign)	13,500	77
	Jay Mart PCL (Foreign)	95,100	76
	Bangkok Life Assurance PCL NVDR	80,800	73
	Mega Lifesciences PCL (Foreign)	56,000	73
	Dohome PCL (Foreign)	172,580	73
	TOA Paint Thailand PCL (Foreign)	75,200	69
	Quality Houses PCL (Foreign)	994,900	68
	Dhipaya Group Holdings PCL (Foreign)	50,400	67
	Thoresen Thai Agencies PCL (Foreign)	289,000	64
	Plan B Media PCL (Foreign)	228,468	63
	Thai Vegetable Oil PCL (Foreign)	76,070	60
*	Jasmine Technology Solution PCL (Foreign)	51,700	60
	Singer Thailand PCL (Foreign)	90,800	58
	Siam City Cement PCL (Foreign)	13,400	55
	BEC World PCL (Foreign)	193,400	54

80

ESG International Stock ETF
		Shares	Market Value• ($000)
	Tipco Asphalt PCL (Foreign)	94,800	53
*	STARK Corp. PCL (Foreign)	787,700	53
	TQM Alpha PCL (Foreign)	46,700	51
	Bangkok Land PCL (Foreign)	1,730,200	49
	TTW PCL (Foreign)	179,400	47
	Major Cineplex Group PCL (Foreign)	92,700	45
	Sri Trang Gloves Thailand PCL (Foreign)	142,600	45
*	Thaicom PCL (Foreign)	93,100	41
*	Bangkok Airways PCL (Foreign)	110,500	41
	Precious Shipping PCL (Foreign)	89,000	37
*	Unique Engineering & Construction PCL (Foreign)	294,500	37
*,2	Thai Airways International PCL (Foreign)	469,000	34
*	Jasmine International PCL (Foreign)	539,700	34
	MK Restaurants Group PCL (Foreign)	21,000	33
	Thaifoods Group PCL (Foreign)	213,600	32
	Ratchthani Leasing PCL (Foreign)	285,000	32
*	Italian-Thai Development PCL (Foreign)	575,900	30
	Pruksa Holding PCL (Foreign)	78,900	30
	GFPT PCL (Foreign)	83,900	29
	MBK PCL (Foreign)	59,400	28
	Workpoint Entertainment PCL (Foreign)	53,600	27
	BCPG PCL (Foreign)	95,351	26
	Super Energy Corp. PCL (Foreign)	1,608,300	26
	SPCG PCL (Foreign)	57,800	24
	LPN Development PCL (Foreign)	190,300	23
*	Rabbit Holdings plc (Foreign)	738,100	23
	Taokaenoi Food & Marketing PCL (Foreign)	77,500	23
*	Samart Corp. PCL (Foreign)	116,300	18
	Origin Property PCL (Foreign)	38,000	13
	Advanced Info Service PCL	1,200	7
		Shares	Market Value• ($000)
*	BCPG PCL Warrants Exp. 11/13/23	1	—
*	VGI PCL Warrants Exp. 5/23/27	88,419	—
			26,166
Turkey (0.3%)
	Turkiye Sise ve Cam Fabrikalari A/S	286,754	717
*	Turk Hava Yollari AO	80,138	609
	BIM Birlesik Magazalar A/S	69,543	502
	Eregli Demir ve Celik Fabrikalari TAS	209,435	488
	Akbank TAS	474,597	439
*	Hektas Ticaret TAS	187,186	352
	Turkcell Iletisim Hizmetleri A/S	172,514	291
*	Oyak Cimento Fabrikalari A/S	107,595	289
	Turkiye Is Bankasi A/S Class C	465,959	280
	Ford Otomotiv Sanayi A/S	9,454	276
	Yapi ve Kredi Bankasi A/S	398,900	211
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	162,844	194
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	87,106	165
*	Gubre Fabrikalari TAS	12,309	151
*	Petkim Petrokimya Holding A/S	160,441	143
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	297,714	132
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	71,422	127
	AG Anadolu Grubu Holding A/S	26,745	125
	Tofas Turk Otomobil Fabrikasi A/S	13,514	123
	Logo Yazilim Sanayi ve Ticaret A/S	41,096	118
*	Pegasus Hava Tasimaciligi A/S	4,362	117
	Nuh Cimento Sanayi A/S	11,274	99
	Turkiye Garanti Bankasi A/S	77,974	96
*	Migros Ticaret A/S	12,293	94
[1]	Mavi Giyim Sanayi ve Ticaret A/S Class B	16,946	94
	Is Yatirim Menkul Degerler A/S	35,721	94
	Tat Gida Sanayi A/S	64,069	84
*	Turkiye Vakiflar Bankasi TAO	162,457	83

81

ESG International Stock ETF
		Shares	Market Value• ($000)
	Akcansa Cimento A/S	22,351	78
*,1	MLP Saglik Hizmetleri A/S Class B	18,870	77
	Arcelik A/S	11,806	75
	Turk Traktor ve Ziraat Makineleri A/S	2,379	71
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	34,291	71
*	Ulker Biskuvi Sanayi A/S	43,170	70
*	Konya Cimento Sanayii A/S	359	67
	Coca-Cola Icecek A/S	6,495	66
*	TAV Havalimanlari Holding A/S	15,547	62
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	70,799	58
	Bera Holding A/S	92,664	58
	Borusan Yatirim ve Pazarlama A/S	1,289	58
	EGE Endustri ve Ticaret A/S	195	57
*	Turkiye Halk Bankasi A/S	93,985	57
*	Is Gayrimenkul Yatirim Ortakligi A/S	99,192	55
*	Sok Marketler Ticaret A/S	40,730	55
	Kartonsan Karton Sanayi ve Ticaret A/S	12,049	52
	Cimsa Cimento Sanayi ve Ticaret A/S	7,525	50
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	20,611	50
*	Aksigorta A/S	315,652	47
	Aygaz A/S	11,072	45
	Dogan Sirketler Grubu Holding A/S	87,978	44
	Dogus Otomotiv Servis ve Ticaret A/S	4,873	44
	Kordsa Teknik Tekstil A/S	9,659	42
	Turk Telekomunikasyon A/S	44,126	42
*	Vestel Elektronik Sanayi ve Ticaret A/S	13,419	40
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	24,671	36
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	31,509	34
*	Turkiye Sinai Kalkinma Bankasi A/S	159,385	33
[1]	Enerjisa Enerji A/S	18,394	31
*	Is Finansal Kiralama A/S	96,694	29
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	102,610	27
		Shares	Market Value• ($000)
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	7,642	24
	Tekfen Holding A/S	11,940	23
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	19,623	23
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	21,642	19
*	Albaraka Turk Katilim Bankasi A/S	119,176	18
	Polisan Holding A/S	33,442	17
	Kervan Gida Sanayi ve Ticaret A/S Class B	14,653	17
	Iskenderun Demir ve Celik A/S	6,646	16
*	Sekerbank Turk A/S	83,507	11
*	Turkiye Petrol Rafinerileri A/S	1	—
*	Zorlu Enerji Elektrik Uretim A/S	1	—
			8,342
United Arab Emirates (0.4%)
	Emirates Telecommunications Group Co. PJSC	573,219	3,977
	First Abu Dhabi Bank PJSC	732,986	2,808
	Emaar Properties PJSC	983,656	1,498
*	Alpha Dhabi Holding PJSC	218,437	1,277
	Abu Dhabi Commercial Bank PJSC	444,916	1,014
	Abu Dhabi Islamic Bank PJSC	283,924	807
	Aldar Properties PJSC	548,757	701
	Dubai Electricity & Water Authority PJSC	687,491	445
	Air Arabia PJSC	538,852	330
	Dubai Investments PJSC	352,810	220
	Sharjah Islamic Bank	272,916	167
*	Emaar Development PJSC	128,179	165
	Aramex PJSC	127,687	125
	Dubai Financial Market PJSC	301,364	118
	GFH Financial Group BSC	390,935	97
	AL Yah Satellite Communications Co-PJSC-Yah Sat	114,858	84
*	RAK Properties PJSC	520,983	82
*,2	Arabtec Holding PJSC	101,139	15
			13,930
United Kingdom (8.1%)
	AstraZeneca plc	245,455	31,977

82

ESG International Stock ETF
		Shares	Market Value• ($000)
	Unilever plc (XLON)	316,198	15,743
	GSK plc	662,098	11,342
	RELX plc	307,879	9,284
	Reckitt Benckiser Group plc	115,730	8,030
	Lloyds Banking Group plc	11,308,353	7,142
	Compass Group plc	300,242	6,936
	Prudential plc	450,777	6,889
	CRH plc	127,167	5,982
	Barclays plc	2,703,749	5,674
	London Stock Exchange Group plc	59,318	5,292
	Experian plc	153,073	5,161
	Ferguson plc	35,363	5,091
	Vodafone Group plc	4,247,618	5,086
	Unilever plc (XAMS)	101,641	5,071
	Ashtead Group plc	76,133	5,038
	Standard Chartered plc	404,548	3,828
	Tesco plc	1,241,304	3,803
	3i Group plc	168,508	3,297
*	Haleon plc	818,019	3,165
	Legal & General Group plc	978,187	3,011
	NatWest Group plc	798,081	2,804
	Rentokil Initial plc	416,911	2,564
	Aviva plc	463,263	2,489
	WPP plc	195,330	2,402
	Smith & Nephew plc	153,732	2,194
	Bunzl plc	61,268	2,183
	Burberry Group plc	71,368	2,119
	Informa plc	261,489	2,101
	BT Group plc	1,217,212	2,041
	Segro plc	205,064	2,025
	Croda International plc	24,462	1,929
	InterContinental Hotels Group plc	27,933	1,883
	Next plc	22,700	1,867
	Halma plc	69,695	1,814
	Smurfit Kappa Group plc	47,350	1,761
	Sage Group plc	191,562	1,726
	St. James's Place plc	104,291	1,606
	Mondi plc	88,611	1,489
	Pearson plc	129,368	1,431
[1]	Auto Trader Group plc	186,813	1,336
	Kingfisher plc	380,576	1,316
	United Utilities Group plc	105,357	1,286
	Associated British Foods plc	52,079	1,255
	Admiral Group plc	46,779	1,238
	Severn Trent plc	37,295	1,232
	Berkeley Group Holdings plc	23,145	1,165
	DCC plc	20,696	1,149
		Shares	Market Value• ($000)
	Barratt Developments plc	203,850	1,146
	Whitbread plc	30,679	1,138
	M&G plc	439,345	1,132
	J Sainsbury plc	343,627	1,108
	Rightmove plc	162,625	1,094
	Antofagasta plc	57,836	1,091
	Taylor Wimpey plc	724,379	1,072
	British Land Co. plc	199,105	1,068
	Persimmon plc	61,065	1,065
	abrdn plc	384,241	1,035
	Tate & Lyle plc	105,920	1,022
	JD Sports Fashion plc	467,498	1,018
	Howden Joinery Group plc	115,667	996
	Intermediate Capital Group plc	58,384	983
	DS Smith plc	241,060	979
*	Beazley plc	117,923	970
	Phoenix Group Holdings plc	121,488	925
	Johnson Matthey plc	34,213	898
	B&M European Value Retail SA	151,736	897
	Spectris plc	20,391	864
	Land Securities Group plc	103,824	857
	RS Group plc	72,511	853
*	Coca-Cola HBC AG	32,780	839
	Britvic plc	83,592	836
*	Wise plc Class A	117,249	823
	Investec plc	121,036	771
	Games Workshop Group plc	6,780	753
	Bellway plc	27,822	742
	Greggs plc	22,440	733
	Endeavour Mining plc	35,336	721
	UNITE Group plc	60,720	717
	Man Group plc	221,793	708
	Hargreaves Lansdown plc	69,341	691
	Derwent London plc	21,712	679
	ITV plc	633,723	674
	Diploma plc	19,749	660
*	Ocado Group plc	99,838	660
	Hiscox Ltd.	47,632	652
*	Marks & Spencer Group plc	335,865	646
	Hikma Pharmaceuticals plc	29,185	609
	Direct Line Insurance Group plc	272,239	589
	Dechra Pharmaceuticals plc	17,593	578
[1]	ConvaTec Group plc	213,394	576
	Vistry Group plc	55,783	551
	Inchcape plc	50,025	547

83

ESG International Stock ETF
		Shares	Market Value• ($000)
	Schroders plc	91,488	546
	IG Group Holdings plc	52,945	511
	WH Smith plc	25,303	482
	Genus plc	12,955	462
	Pennon Group plc	46,632	462
	Close Brothers Group plc	35,310	431
	OSB Group plc	61,177	410
	International Distributions Services plc	134,908	379
	Virgin Money UK plc	165,911	359
*,3	TUI AG	17,953	352
	Mediclinic International plc	57,364	344
*,1	Watches of Switzerland Group plc	34,203	342
	Pets at Home Group plc	65,569	306
	Paragon Banking Group plc	42,275	303
[1]	Airtel Africa plc	207,911	300
	TP ICAP Group plc	128,646	299
	Softcat plc	20,042	292
	Future plc	17,277	291
*,1	Network International Holdings plc	83,705	289
	Victrex plc	12,932	273
	Computacenter plc	9,981	272
	Safestore Holdings plc	22,102	268
	Grafton Group plc	23,343	267
*	easyJet plc	45,766	266
	Bank of Georgia Group plc	7,644	257
	Big Yellow Group plc	17,540	255
	Dunelm Group plc	16,399	248
*	Oxford Nanopore Technologies plc	98,025	246
	Capital & Counties Properties plc	161,623	245
	Lancashire Holdings Ltd.	32,351	238
	Redrow plc	38,445	236
	Grainger plc	76,840	235
	Mitie Group plc	238,464	232
	LondonMetric Property plc	100,762	229
*	Frasers Group plc	23,752	228
	Domino's Pizza Group plc	65,609	226
	Ashmore Group plc	69,207	225
	Fresnillo plc	24,255	223
	Kainos Group plc	13,262	222
	Spirent Communications plc	85,580	219
*	IWG plc	98,718	217
	Pagegroup plc	39,705	213
		Shares	Market Value• ($000)
	Supermarket Income REIT plc	194,176	213
	Cranswick plc	5,611	212
	Hays plc	149,269	212
*	Carnival plc	22,340	211
	Hammerson plc	574,845	210
[1]	Quilter plc	187,691	208
*,1	Trainline plc	67,181	207
	Telecom Plus plc	9,552	202
	Plus500 Ltd.	9,387	202
*,1	Deliveroo plc Class A	202,828	201
	TBC Bank Group plc	6,679	199
*	Darktrace plc	62,879	198
*	S4 Capital plc	77,426	191
	Savills plc	15,760	190
*	International Consolidated Airlines Group SA	101,440	189
*	Ascential plc	55,537	181
	Moneysupermarket.com Group plc	62,949	175
	Assura plc	281,236	173
	Coats Group plc	188,307	166
	Rathbones Group plc	6,545	164
	Dr. Martens plc	85,408	163
	Centamin plc	126,219	155
[1]	JTC plc	16,112	150
	Great Portland Estates plc	21,612	147
	AJ Bell plc	35,417	139
	Redde Northgate plc	27,801	135
	IntegraFin Holdings plc	39,648	135
*,1,3	Aston Martin Lagonda Global Holdings plc	53,740	130
	Workspace Group plc	20,840	128
	Clarkson plc	3,174	126
	Just Group plc	113,354	119
*	Helios Towers plc	89,390	118
	Primary Health Properties plc	89,894	117
	Currys plc	119,370	116
*	ASOS plc	11,038	115
[1]	Bridgepoint Group plc	36,608	110
*	Auction Technology Group plc	13,116	109
	Synthomer plc	57,042	105
	Premier Foods plc	75,666	104
	Bytes Technology Group plc	21,742	104
*	Molten Ventures plc	21,588	101
	Liontrust Asset Management plc	7,017	101
	Firstgroup plc	79,386	100
*	National Express Group plc	66,519	100
	Marshalls plc	24,700	100
	Volution Group plc	22,204	98

84

ESG International Stock ETF
		Shares	Market Value• ($000)
	Genuit Group plc	25,759	97
*	PureTech Health plc	35,771	97
*	THG plc Class B	133,368	93
	Ninety One plc	35,925	91
	Ferrexpo plc	48,315	86
	IP Group plc	107,808	84
*	Oxford Biomedica plc	12,600	83
	Shaftesbury plc	15,778	79
	Sirius Real Estate Ltd.	77,559	78
	Vesuvius plc	15,181	75
	Picton Property Income Ltd.	81,152	74
*	Elementis plc	46,692	71
	NCC Group plc	34,647	71
	RHI Magnesita NV	2,286	71
*,1	Wizz Air Holdings plc	2,261	70
	Jupiter Fund Management plc	38,914	69
	Provident Financial plc	25,517	68
	Halfords Group plc	26,302	67
*	Moonpig Group plc	48,020	67
*	Greencore Group plc	64,694	63
	FDM Group Holdings plc	6,191	61
	Hilton Food Group plc	7,117	61
[1]	TI Fluid Systems plc	39,793	58
	Keller Group plc	5,898	57
	XP Power Ltd.	2,029	57
[1]	Petershill Partners plc	28,505	57
*,1	Trustpilot Group plc	46,538	57
*	AO World plc	60,942	51
	Wickes Group plc	27,870	50
*	Alphawave IP Group plc	43,172	48
	Devro plc	12,018	47
*,1	Spire Healthcare Group plc	16,080	46
	Helical plc	10,512	45
	CLS Holdings plc	23,736	42
	Crest Nicholson Holdings plc	13,949	41
[1]	Alfa Financial Software Holdings plc	19,452	38
[1]	Ibstock plc	15,964	33
		Shares	Market Value• ($000)
	Hochschild Mining plc	39,324	30
[1]	Bakkavor Group plc	21,342	29
[1]	CMC Markets plc	9,033	27
	AG Barr plc	2,978	20
	PZ Cussons plc	5,461	12
*	SIG plc	2,970	2
*,2	NMC Health plc	4,208	—
			265,465
Total Common Stocks (Cost $3,392,130)			3,248,960
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[4,5]	Vanguard Market Liquidity Fund, 4.640% (Cost $20,710)	207,145	20,713
Total Investments (100.3%) (Cost $3,412,840)			3,269,673
Other Assets and Liabilities—Net (-0.3%)			(8,414)
Net Assets (100%)			3,261,259
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the aggregate value was $104,768,000, representing 3.2% of net assets.
2	Security value determined using significant unobservable inputs.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,883,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $15,938,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

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ESG International Stock ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	2	398	(12)
MSCI EAFE Index	March 2023	80	8,186	167
MSCI Emerging Market Index	March 2023	67	3,226	(65)
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Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	3/15/23	INR	107,647	USD	1,298	3	—
Toronto-Dominion Bank	3/15/23	JPY	351,741	USD	2,597	—	(9)
UBS AG	3/15/23	TWD	50,866	USD	1,677	—	(4)
Toronto-Dominion Bank	3/15/23	USD	486	AUD	713	6	—
BNP Paribas	3/15/23	USD	2,122	CHF	1,966	31	—
JPMorgan Chase Bank, N.A.	3/15/23	USD	564	EUR	531	2	—
JPMorgan Chase Bank, N.A.	3/15/23	USD	515	GBP	419	11	—
Toronto-Dominion Bank	3/15/23	USD	639	HKD	4,976	5	—
Toronto-Dominion Bank	3/15/23	USD	3,074	JPY	412,509	39	—
BNP Paribas	3/15/23	USD	823	KRW	1,069,562	15	—
Toronto-Dominion Bank	3/15/23	USD	925	SGD	1,256	—	(7)
UBS AG	3/15/23	USD	1,931	TWD	58,063	22	—
						134	(20)
AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
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ESG International Stock ETF
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,392,130)	3,248,960
Affiliated Issuers (Cost $20,710)	20,713
Total Investments in Securities	3,269,673
Investment in Vanguard	116
Cash	919
Foreign Currency, at Value (Cost $2,158)	2,141
Cash Collateral Pledged—Futures Contracts	390
Receivables for Investment Securities Sold	28
Receivables for Accrued Income	8,419
Receivables for Capital Shares Issued	97
Unrealized Appreciation—Forward Currency Contracts	134
Total Assets	3,281,917
Liabilities
Payables for Investment Securities Purchased	3,134
Collateral for Securities on Loan	15,938
Payables to Vanguard	202
Variation Margin Payable—Futures Contracts	88
Unrealized Depreciation—Forward Currency Contracts	20
Deferred Foreign Capital Gains Taxes	1,276
Total Liabilities	20,658
Net Assets	3,261,259
1 Includes $12,883,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	3,531,819
Total Distributable Earnings (Loss)	(270,560)
Net Assets	3,261,259
Net Assets
Applicable to 63,800,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,261,259
Net Asset Value Per Share	$51.12
See accompanying Notes, which are an integral part of the Financial Statements.
87

ESG International Stock ETF
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	24,211
Interest[2]	131
Securities Lending—Net	233
Total Income	24,575
Expenses
The Vanguard Group—Note B
Investment Advisory Services	36
Management and Administrative	1,352
Marketing and Distribution	79
Custodian Fees	228
Shareholders’ Reports	40
Trustees’ Fees and Expenses	1
Other Expenses	94
Total Expenses	1,830
Net Investment Income	22,745
Realized Net Gain (Loss)
Investment Securities Sold[2]	(46,679)
Futures Contracts	1,106
Forward Currency Contracts	193
Foreign Currencies	143
Realized Net Gain (Loss)	(45,237)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	217,807
Futures Contracts	224
Forward Currency Contracts	(460)
Foreign Currencies	99
Change in Unrealized Appreciation (Depreciation)	217,670
Net Increase (Decrease) in Net Assets Resulting from Operations	195,178
1	Dividends are net of foreign withholding taxes of $2,876,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $118,000, $5,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($829,000).
See accompanying Notes, which are an integral part of the Financial Statements.
88

ESG International Stock ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	22,745	85,865
Realized Net Gain (Loss)	(45,237)	(70,545)
Change in Unrealized Appreciation (Depreciation)	217,670	(789,356)
Net Increase (Decrease) in Net Assets Resulting from Operations	195,178	(774,036)
Distributions
Total Distributions	(32,081)	(87,251)
Capital Share Transactions
Issued	234,289	1,164,332
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	234,289	1,164,332
Total Increase (Decrease)	397,386	303,045
Net Assets
Beginning of Period	2,863,873	2,560,828
End of Period	3,261,259	2,863,873
See accompanying Notes, which are an integral part of the Financial Statements.
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ESG International Stock ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,			September 18, 2018[1] to August 31, 2019
		2022	2021	2020
Net Asset Value, Beginning of Period	$48.46	$64.34	$52.38	$48.09	$50.00
Investment Operations
Net Investment Income[2]	.374	1.632	1.295	1.192	1.529
Net Realized and Unrealized Gain (Loss) on Investments	2.815	(15.837)	11.907	4.138	(2.714)
Total from Investment Operations	3.189	(14.205)	13.202	5.330	(1.185)
Distributions
Dividends from Net Investment Income	(.529)	(1.675)	(1.242)	(1.040)	(.725)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.529)	(1.675)	(1.242)	(1.040)	(.725)
Net Asset Value, End of Period	$51.12	$48.46	$64.34	$52.38	$48.09
Total Return	6.64%	-22.38%	25.45%	11.23%	-2.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,261	$2,864	$2,561	$1,205	$418
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.15%	0.17%[3,4]
Ratio of Net Investment Income to Average Net Assets	1.42%	2.89%	2.14%	2.45%	3.30%[3]
Portfolio Turnover Rate[5]	4%	12%	7%	12%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
90

ESG International Stock ETF
Notes to Financial Statements
Vanguard ESG International Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.  ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
91

ESG International Stock ETF
clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 28, 2023, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
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ESG International Stock ETF
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
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ESG International Stock ETF
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $116,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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ESG International Stock ETF
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	315,825	2,932,761	374	3,248,960
Temporary Cash Investments	20,713	—	—	20,713
Total	336,538	2,932,761	374	3,269,673

Derivative Financial Instruments
Assets
Futures Contracts[1]	167	—	—	167
Forward Currency Contracts	—	134	—	134
Total	167	134	—	301
Liabilities
Futures Contracts[1]	77	—	—	77
Forward Currency Contracts	—	20	—	20
Total	77	20	—	97
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At February 28, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	167	—	167
Unrealized Appreciation—Forward Currency Contracts	—	134	134
Total Assets	167	134	301

Unrealized Depreciation—Futures Contracts[1]	77	—	77
Unrealized Depreciation—Forward Currency Contracts	—	20	20
Total Liabilities	77	20	97
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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ESG International Stock ETF
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	1,106	—	1,106
Forward Currency Contracts	—	193	193
Realized Net Gain (Loss) on Derivatives	1,106	193	1,299

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	224	—	224
Forward Currency Contracts	—	(460)	(460)
Change in Unrealized Appreciation (Depreciation) on Derivatives	224	(460)	(236)
E.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,420,240
Gross Unrealized Appreciation	350,940
Gross Unrealized Depreciation	(501,303)
Net Unrealized Appreciation (Depreciation)	(150,363)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $78,759,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2023, the fund purchased $339,811,000 of investment securities and sold $111,877,000 of investment securities, other than temporary cash investments. Purchases and sales include $180,387,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	Shares (000)	Shares (000)
Issued	4,700	19,300
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	4,700	19,300
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ESG International Stock ETF
H.  Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
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Vanguard Marketing Corporation, Distributor.
Q43942 042023

Semiannual Report  |  February 28, 2023
Vanguard ESG U.S. Corporate Bond ETF

Contents
AboutYour Fund's Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
ESG U.S. Corporate Bond ETF	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$989.30	$0.59
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.20	0.60
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.12%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

ESG U.S. Corporate Bond ETF
Fund Allocation
As of February 28, 2023
Corporate Bonds – Communications	12.7%
Corporate Bonds – Consumer Discretionary	6.8
Corporate Bonds – Consumer Staples	3.8
Corporate Bonds – Financials	44.1
Corporate Bonds – Health Care	14.9
Corporate Bonds – Industrials	1.7
Corporate Bonds – Materials	1.3
Corporate Bonds – Real Estate	2.0
Corporate Bonds – Technology	12.6
Corporate Bonds – Utilities	0.1
The table reflects the fund's investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

ESG U.S. Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (98.7%)
Communications (12.5%)
	Activision Blizzard Inc.	3.400%	9/15/26	95	90
	Activision Blizzard Inc.	2.500%	9/15/50	150	94
	Alphabet Inc.	0.450%	8/15/25	50	45
	Alphabet Inc.	1.998%	8/15/26	200	183
	Alphabet Inc.	0.800%	8/15/27	185	158
	Alphabet Inc.	1.100%	8/15/30	200	158
	Alphabet Inc.	1.900%	8/15/40	185	123
	Alphabet Inc.	2.050%	8/15/50	236	142
	Alphabet Inc.	2.250%	8/15/60	150	87
	America Movil SAB de CV	3.625%	4/22/29	210	191
	America Movil SAB de CV	2.875%	5/7/30	175	150
	America Movil SAB de CV	4.700%	7/21/32	40	38
	America Movil SAB de CV	6.375%	3/1/35	75	81
	America Movil SAB de CV	6.125%	3/30/40	160	169
	America Movil SAB de CV	4.375%	7/16/42	55	48
	America Movil SAB de CV	4.375%	4/22/49	145	125
	AT&T Inc.	0.900%	3/25/24	155	148
	AT&T Inc.	5.539%	2/20/26	180	179
	AT&T Inc.	1.700%	3/25/26	380	341
	AT&T Inc.	3.800%	2/15/27	70	66
	AT&T Inc.	4.250%	3/1/27	235	228
	AT&T Inc.	2.300%	6/1/27	355	317
	AT&T Inc.	1.650%	2/1/28	125	106
[1]	AT&T Inc.	4.100%	2/15/28	180	172
	AT&T Inc.	4.350%	3/1/29	355	337
[1]	AT&T Inc.	4.300%	2/15/30	300	281
	AT&T Inc.	2.750%	6/1/31	220	182
	AT&T Inc.	2.250%	2/1/32	315	246
	AT&T Inc.	2.550%	12/1/33	410	314
	AT&T Inc.	4.500%	5/15/35	185	166
	AT&T Inc.	4.850%	3/1/39	104	93
	AT&T Inc.	3.500%	6/1/41	270	203
	AT&T Inc.	4.300%	12/15/42	195	161
	AT&T Inc.	4.350%	6/15/45	155	126
	AT&T Inc.	4.750%	5/15/46	40	34
	AT&T Inc.	4.500%	3/9/48	250	206
	AT&T Inc.	4.550%	3/9/49	150	124
	AT&T Inc.	3.650%	6/1/51	350	250
	AT&T Inc.	3.300%	2/1/52	55	38
4

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AT&T Inc.	3.500%	9/15/53	805	553
AT&T Inc.	3.550%	9/15/55	830	563
AT&T Inc.	3.800%	12/1/57	572	401
AT&T Inc.	3.650%	9/15/59	625	423
AT&T Inc.	3.850%	6/1/60	245	171
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	135	115
Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	20	15
Booking Holdings Inc.	3.600%	6/1/26	165	157
Booking Holdings Inc.	4.625%	4/13/30	155	150
British Telecommunications plc	9.625%	12/15/30	250	302
Charter Communications Operating LLC	4.908%	7/23/25	355	347
Charter Communications Operating LLC	3.750%	2/15/28	115	104
Charter Communications Operating LLC	4.200%	3/15/28	155	142
Charter Communications Operating LLC	2.250%	1/15/29	140	112
Charter Communications Operating LLC	5.050%	3/30/29	195	182
Charter Communications Operating LLC	2.800%	4/1/31	260	203
Charter Communications Operating LLC	2.300%	2/1/32	150	110
Charter Communications Operating LLC	6.384%	10/23/35	225	215
Charter Communications Operating LLC	5.375%	4/1/38	160	134
Charter Communications Operating LLC	3.500%	6/1/41	195	127
Charter Communications Operating LLC	3.500%	3/1/42	245	158
Charter Communications Operating LLC	6.484%	10/23/45	360	326
Charter Communications Operating LLC	5.375%	5/1/47	230	182
Charter Communications Operating LLC	5.750%	4/1/48	228	190
Charter Communications Operating LLC	5.125%	7/1/49	80	61
Charter Communications Operating LLC	4.800%	3/1/50	190	138
Charter Communications Operating LLC	3.700%	4/1/51	210	128
Charter Communications Operating LLC	3.900%	6/1/52	295	186
Charter Communications Operating LLC	5.250%	4/1/53	35	27
Charter Communications Operating LLC	3.850%	4/1/61	270	159
Charter Communications Operating LLC	4.400%	12/1/61	180	116
Charter Communications Operating LLC	3.950%	6/30/62	65	39
Charter Communications Operating LLC	5.500%	4/1/63	125	97
Comcast Corp.	3.700%	4/15/24	300	295
Comcast Corp.	3.375%	2/15/25	65	63
Comcast Corp.	3.375%	8/15/25	160	154
Comcast Corp.	3.950%	10/15/25	360	350
Comcast Corp.	3.150%	3/1/26	150	142
Comcast Corp.	2.350%	1/15/27	220	199
Comcast Corp.	3.300%	2/1/27	215	202
Comcast Corp.	3.150%	2/15/28	45	41
Comcast Corp.	3.550%	5/1/28	185	172
Comcast Corp.	4.150%	10/15/28	360	344
Comcast Corp.	2.650%	2/1/30	250	215
Comcast Corp.	3.400%	4/1/30	140	126
Comcast Corp.	4.250%	10/15/30	140	133
Comcast Corp.	1.950%	1/15/31	125	100
Comcast Corp.	1.500%	2/15/31	65	50
Comcast Corp.	4.250%	1/15/33	175	164
Comcast Corp.	7.050%	3/15/33	150	171
Comcast Corp.	4.200%	8/15/34	115	106
Comcast Corp.	5.650%	6/15/35	110	114
Comcast Corp.	4.400%	8/15/35	85	78
Comcast Corp.	3.200%	7/15/36	135	109
Comcast Corp.	3.900%	3/1/38	205	176
5

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	4.600%	10/15/38	70	65
	Comcast Corp.	3.250%	11/1/39	70	54
	Comcast Corp.	3.750%	4/1/40	200	165
	Comcast Corp.	4.600%	8/15/45	20	18
	Comcast Corp.	3.400%	7/15/46	160	118
	Comcast Corp.	4.000%	8/15/47	135	109
	Comcast Corp.	3.969%	11/1/47	240	193
	Comcast Corp.	4.000%	3/1/48	160	129
	Comcast Corp.	4.700%	10/15/48	108	98
	Comcast Corp.	3.999%	11/1/49	270	218
	Comcast Corp.	3.450%	2/1/50	75	55
	Comcast Corp.	2.800%	1/15/51	217	139
	Comcast Corp.	2.887%	11/1/51	409	265
	Comcast Corp.	2.450%	8/15/52	275	163
	Comcast Corp.	4.049%	11/1/52	165	133
	Comcast Corp.	2.937%	11/1/56	552	347
	Comcast Corp.	4.950%	10/15/58	140	130
	Comcast Corp.	2.650%	8/15/62	185	106
	Comcast Corp.	2.987%	11/1/63	408	249
	Deutsche Telekom International Finance BV	8.750%	6/15/30	390	462
	Discovery Communications LLC	3.950%	3/20/28	210	192
	Discovery Communications LLC	4.125%	5/15/29	140	125
	Discovery Communications LLC	3.625%	5/15/30	60	51
	Discovery Communications LLC	5.200%	9/20/47	135	108
	Discovery Communications LLC	5.300%	5/15/49	75	60
	Discovery Communications LLC	4.650%	5/15/50	50	36
	Discovery Communications LLC	4.000%	9/15/55	100	64
	Electronic Arts Inc.	1.850%	2/15/31	130	102
	Electronic Arts Inc.	2.950%	2/15/51	95	60
	Expedia Group Inc.	3.800%	2/15/28	140	129
	Expedia Group Inc.	3.250%	2/15/30	120	101
	Fox Corp.	4.709%	1/25/29	330	315
	Fox Corp.	5.476%	1/25/39	165	151
	Fox Corp.	5.576%	1/25/49	123	112
	Grupo Televisa SAB	5.000%	5/13/45	30	26
	Grupo Televisa SAB	6.125%	1/31/46	150	150
	Meta Platforms Inc.	3.500%	8/15/27	270	254
	Meta Platforms Inc.	3.850%	8/15/32	295	265
	Meta Platforms Inc.	4.450%	8/15/52	250	207
	Meta Platforms Inc.	4.650%	8/15/62	150	125
	Omnicom Group Inc.	3.650%	11/1/24	130	126
	Omnicom Group Inc.	3.600%	4/15/26	90	86
	Omnicom Group Inc.	2.600%	8/1/31	95	78
	Orange SA	9.000%	3/1/31	279	341
	Orange SA	5.375%	1/13/42	105	104
	Orange SA	5.500%	2/6/44	65	65
	Paramount Global	4.000%	1/15/26	85	81
	Paramount Global	7.875%	7/30/30	140	151
	Paramount Global	4.950%	1/15/31	230	206
	Paramount Global	4.200%	5/19/32	230	189
	Paramount Global	6.875%	4/30/36	100	99
	Paramount Global	4.375%	3/15/43	70	49
	Paramount Global	5.850%	9/1/43	40	34
	Paramount Global	4.950%	5/19/50	115	85
[2]	Rogers Communications Inc.	2.950%	3/15/25	50	47
6

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Rogers Communications Inc.	3.200%	3/15/27	125	115
[2]	Rogers Communications Inc.	3.800%	3/15/32	275	240
[2]	Rogers Communications Inc.	4.500%	3/15/42	95	78
	Rogers Communications Inc.	5.000%	3/15/44	95	82
	Rogers Communications Inc.	4.300%	2/15/48	70	54
	Rogers Communications Inc.	4.350%	5/1/49	70	55
	Rogers Communications Inc.	3.700%	11/15/49	105	74
[2]	Rogers Communications Inc.	4.550%	3/15/52	245	196
	Take-Two Interactive Software Inc.	3.300%	3/28/24	135	132
	Telefonica Emisiones SA	4.103%	3/8/27	140	133
	Telefonica Emisiones SA	7.045%	6/20/36	175	184
	Telefonica Emisiones SA	4.665%	3/6/38	90	74
	Telefonica Emisiones SA	5.213%	3/8/47	315	263
	Telefonica Emisiones SA	4.895%	3/6/48	60	48
	Telefonica Emisiones SA	5.520%	3/1/49	155	134
	Telefonica Europe BV	8.250%	9/15/30	150	170
	TELUS Corp.	3.400%	5/13/32	120	102
	TELUS Corp.	4.600%	11/16/48	10	9
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	105	118
	Time Warner Cable LLC	6.550%	5/1/37	175	167
	Time Warner Cable LLC	7.300%	7/1/38	70	70
	Time Warner Cable LLC	6.750%	6/15/39	125	120
	Time Warner Cable LLC	5.875%	11/15/40	70	62
	Time Warner Cable LLC	5.500%	9/1/41	225	190
	Time Warner Cable LLC	4.500%	9/15/42	220	164
	T-Mobile USA Inc.	3.500%	4/15/25	390	374
	T-Mobile USA Inc.	1.500%	2/15/26	200	179
	T-Mobile USA Inc.	2.250%	2/15/26	170	155
	T-Mobile USA Inc.	2.625%	4/15/26	115	105
	T-Mobile USA Inc.	3.750%	4/15/27	405	381
	T-Mobile USA Inc.	4.750%	2/1/28	150	145
	T-Mobile USA Inc.	2.050%	2/15/28	195	167
	T-Mobile USA Inc.	3.375%	4/15/29	295	261
	T-Mobile USA Inc.	3.875%	4/15/30	440	399
	T-Mobile USA Inc.	2.550%	2/15/31	300	245
	T-Mobile USA Inc.	2.875%	2/15/31	95	79
	T-Mobile USA Inc.	3.500%	4/15/31	260	225
	T-Mobile USA Inc.	2.250%	11/15/31	200	157
	T-Mobile USA Inc.	2.700%	3/15/32	90	73
	T-Mobile USA Inc.	5.200%	1/15/33	130	127
	T-Mobile USA Inc.	5.050%	7/15/33	275	265
	T-Mobile USA Inc.	4.375%	4/15/40	205	174
	T-Mobile USA Inc.	3.000%	2/15/41	300	209
	T-Mobile USA Inc.	4.500%	4/15/50	345	287
	T-Mobile USA Inc.	3.300%	2/15/51	385	258
	T-Mobile USA Inc.	3.400%	10/15/52	200	136
	T-Mobile USA Inc.	5.650%	1/15/53	160	157
	T-Mobile USA Inc.	3.600%	11/15/60	240	160
[1]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	70	67
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	74	70
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	120	108
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	70	65
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	170	146
	VeriSign Inc.	2.700%	6/15/31	100	81
	Verizon Communications Inc.	0.750%	3/22/24	90	86
7

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	3.500%	11/1/24	60	58
Verizon Communications Inc.	3.376%	2/15/25	185	179
Verizon Communications Inc.	0.850%	11/20/25	220	197
Verizon Communications Inc.	2.625%	8/15/26	270	248
Verizon Communications Inc.	4.125%	3/16/27	390	375
Verizon Communications Inc.	3.000%	3/22/27	145	134
Verizon Communications Inc.	2.100%	3/22/28	345	298
Verizon Communications Inc.	4.329%	9/21/28	520	498
Verizon Communications Inc.	3.875%	2/8/29	65	60
Verizon Communications Inc.	4.016%	12/3/29	395	365
Verizon Communications Inc.	3.150%	3/22/30	235	206
Verizon Communications Inc.	1.500%	9/18/30	130	101
Verizon Communications Inc.	1.680%	10/30/30	215	166
Verizon Communications Inc.	1.750%	1/20/31	225	174
Verizon Communications Inc.	2.550%	3/21/31	395	323
Verizon Communications Inc.	2.355%	3/15/32	252	198
Verizon Communications Inc.	4.500%	8/10/33	260	241
Verizon Communications Inc.	4.400%	11/1/34	212	193
Verizon Communications Inc.	4.272%	1/15/36	122	108
Verizon Communications Inc.	5.250%	3/16/37	200	195
Verizon Communications Inc.	2.650%	11/20/40	300	203
Verizon Communications Inc.	3.400%	3/22/41	300	226
Verizon Communications Inc.	2.850%	9/3/41	155	107
Verizon Communications Inc.	6.550%	9/15/43	10	11
Verizon Communications Inc.	4.125%	8/15/46	275	224
Verizon Communications Inc.	4.862%	8/21/46	200	180
Verizon Communications Inc.	4.522%	9/15/48	120	102
Verizon Communications Inc.	4.000%	3/22/50	255	200
Verizon Communications Inc.	2.875%	11/20/50	325	205
Verizon Communications Inc.	3.550%	3/22/51	515	372
Verizon Communications Inc.	3.875%	3/1/52	160	122
Verizon Communications Inc.	5.012%	8/21/54	20	18
Verizon Communications Inc.	2.987%	10/30/56	345	211
Verizon Communications Inc.	3.000%	11/20/60	330	199
Verizon Communications Inc.	3.700%	3/22/61	170	120
Vodafone Group plc	4.125%	5/30/25	270	263
Vodafone Group plc	6.150%	2/27/37	190	197
Vodafone Group plc	4.375%	2/19/43	150	123
Vodafone Group plc	4.875%	6/19/49	305	264
Vodafone Group plc	4.250%	9/17/50	155	122
Walt Disney Co.	1.750%	8/30/24	140	133
Walt Disney Co.	3.350%	3/24/25	85	82
Walt Disney Co.	1.750%	1/13/26	200	183
Walt Disney Co.	2.200%	1/13/28	175	155
Walt Disney Co.	2.000%	9/1/29	255	213
Walt Disney Co.	3.800%	3/22/30	115	107
Walt Disney Co.	2.650%	1/13/31	240	204
Walt Disney Co.	6.200%	12/15/34	140	153
Walt Disney Co.	6.400%	12/15/35	135	149
Walt Disney Co.	6.650%	11/15/37	130	147
Walt Disney Co.	4.625%	3/23/40	85	79
Walt Disney Co.	3.500%	5/13/40	170	138
Walt Disney Co.	2.750%	9/1/49	90	60
Walt Disney Co.	4.700%	3/23/50	175	164
Walt Disney Co.	3.600%	1/13/51	325	252
8

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walt Disney Co.	3.800%	5/13/60	90	70
[2]	Warnermedia Holdings Inc.	3.428%	3/15/24	165	161
[2]	Warnermedia Holdings Inc.	3.638%	3/15/25	200	191
[2]	Warnermedia Holdings Inc.	3.755%	3/15/27	445	408
[2]	Warnermedia Holdings Inc.	4.054%	3/15/29	140	125
[2]	Warnermedia Holdings Inc.	4.279%	3/15/32	540	466
[2]	Warnermedia Holdings Inc.	5.050%	3/15/42	500	405
[2]	Warnermedia Holdings Inc.	5.141%	3/15/52	810	636
[2]	Warnermedia Holdings Inc.	5.391%	3/15/62	330	257
	Weibo Corp.	3.500%	7/5/24	125	121
	Weibo Corp.	3.375%	7/8/30	85	68
	WPP Finance 2010	3.750%	9/19/24	80	77
					44,992
Consumer Discretionary (6.7%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	210	203
	Alibaba Group Holding Ltd.	3.400%	12/6/27	180	165
	Alibaba Group Holding Ltd.	2.125%	2/9/31	180	144
	Alibaba Group Holding Ltd.	4.000%	12/6/37	185	153
	Alibaba Group Holding Ltd.	2.700%	2/9/41	210	138
	Alibaba Group Holding Ltd.	4.200%	12/6/47	100	78
	Alibaba Group Holding Ltd.	3.150%	2/9/51	130	83
	Alibaba Group Holding Ltd.	4.400%	12/6/57	105	82
	Alibaba Group Holding Ltd.	3.250%	2/9/61	60	37
	Amazon.com Inc.	2.730%	4/13/24	135	132
	Amazon.com Inc.	0.450%	5/12/24	230	218
	Amazon.com Inc.	2.800%	8/22/24	255	247
	Amazon.com Inc.	4.700%	11/29/24	100	99
	Amazon.com Inc.	3.800%	12/5/24	150	147
	Amazon.com Inc.	3.000%	4/13/25	200	193
	Amazon.com Inc.	0.800%	6/3/25	240	219
	Amazon.com Inc.	4.600%	12/1/25	195	194
	Amazon.com Inc.	5.200%	12/3/25	30	30
	Amazon.com Inc.	1.000%	5/12/26	370	327
	Amazon.com Inc.	3.300%	4/13/27	125	118
	Amazon.com Inc.	1.200%	6/3/27	215	186
	Amazon.com Inc.	3.150%	8/22/27	555	518
	Amazon.com Inc.	1.650%	5/12/28	160	137
	Amazon.com Inc.	3.450%	4/13/29	195	181
	Amazon.com Inc.	4.650%	12/1/29	155	153
	Amazon.com Inc.	1.500%	6/3/30	225	181
	Amazon.com Inc.	2.100%	5/12/31	185	152
	Amazon.com Inc.	3.600%	4/13/32	250	229
	Amazon.com Inc.	4.700%	12/1/32	175	173
	Amazon.com Inc.	4.800%	12/5/34	130	130
	Amazon.com Inc.	3.875%	8/22/37	310	274
	Amazon.com Inc.	2.875%	5/12/41	160	119
	Amazon.com Inc.	4.950%	12/5/44	210	206
	Amazon.com Inc.	4.050%	8/22/47	325	280
	Amazon.com Inc.	2.500%	6/3/50	170	109
	Amazon.com Inc.	3.100%	5/12/51	380	272
	Amazon.com Inc.	3.950%	4/13/52	290	244
	Amazon.com Inc.	4.250%	8/22/57	260	224
	Amazon.com Inc.	2.700%	6/3/60	308	189
	Amazon.com Inc.	3.250%	5/12/61	200	138
	Amazon.com Inc.	4.100%	4/13/62	100	83
9

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	American Honda Finance Corp.	0.750%	8/9/24	100	94
[1]	American Honda Finance Corp.	1.500%	1/13/25	110	103
[1]	American Honda Finance Corp.	1.200%	7/8/25	160	146
[1]	American Honda Finance Corp.	1.000%	9/10/25	10	9
[1]	American Honda Finance Corp.	2.000%	3/24/28	55	48
	Aptiv plc	3.250%	3/1/32	65	54
	Aptiv plc	3.100%	12/1/51	210	126
	Aptiv plc	4.150%	5/1/52	75	55
	AutoZone Inc.	4.000%	4/15/30	110	101
	AutoZone Inc.	4.750%	8/1/32	120	115
	BorgWarner Inc.	2.650%	7/1/27	110	99
	eBay Inc.	3.450%	8/1/24	90	88
	eBay Inc.	1.900%	3/11/25	95	89
	eBay Inc.	1.400%	5/10/26	95	84
	eBay Inc.	3.600%	6/5/27	85	80
	eBay Inc.	2.700%	3/11/30	90	76
	eBay Inc.	2.600%	5/10/31	85	70
	eBay Inc.	4.000%	7/15/42	62	49
	eBay Inc.	3.650%	5/10/51	105	75
	General Motors Co.	6.125%	10/1/25	185	187
	General Motors Co.	4.200%	10/1/27	150	142
	General Motors Co.	6.800%	10/1/27	215	224
	General Motors Co.	5.000%	10/1/28	130	126
	General Motors Co.	5.400%	10/15/29	70	67
	General Motors Co.	5.600%	10/15/32	95	90
	General Motors Co.	5.000%	4/1/35	25	22
	General Motors Co.	6.600%	4/1/36	125	125
	General Motors Co.	6.250%	10/2/43	195	184
	General Motors Co.	5.200%	4/1/45	105	87
	General Motors Co.	6.750%	4/1/46	115	113
	General Motors Co.	5.400%	4/1/48	120	100
	General Motors Co.	5.950%	4/1/49	90	81
	General Motors Financial Co. Inc.	1.050%	3/8/24	160	153
	General Motors Financial Co. Inc.	3.950%	4/13/24	67	66
	General Motors Financial Co. Inc.	1.200%	10/15/24	170	158
	General Motors Financial Co. Inc.	3.500%	11/7/24	130	126
	General Motors Financial Co. Inc.	4.000%	1/15/25	100	97
	General Motors Financial Co. Inc.	2.900%	2/26/25	140	133
	General Motors Financial Co. Inc.	3.800%	4/7/25	165	159
	General Motors Financial Co. Inc.	4.350%	4/9/25	95	92
	General Motors Financial Co. Inc.	2.750%	6/20/25	25	23
	General Motors Financial Co. Inc.	4.300%	7/13/25	85	83
	General Motors Financial Co. Inc.	1.250%	1/8/26	160	142
	General Motors Financial Co. Inc.	5.250%	3/1/26	165	163
	General Motors Financial Co. Inc.	1.500%	6/10/26	205	179
	General Motors Financial Co. Inc.	4.000%	10/6/26	150	142
	General Motors Financial Co. Inc.	4.350%	1/17/27	105	100
	General Motors Financial Co. Inc.	2.700%	8/20/27	100	88
	General Motors Financial Co. Inc.	2.400%	4/10/28	105	89
	General Motors Financial Co. Inc.	2.400%	10/15/28	65	54
	General Motors Financial Co. Inc.	4.300%	4/6/29	155	141
	General Motors Financial Co. Inc.	3.600%	6/21/30	65	56
	General Motors Financial Co. Inc.	2.350%	1/8/31	90	69
	General Motors Financial Co. Inc.	2.700%	6/10/31	90	70
	General Motors Financial Co. Inc.	3.100%	1/12/32	160	127
10

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hasbro Inc.	3.900%	11/19/29	155	137
Home Depot Inc.	3.350%	9/15/25	75	72
Home Depot Inc.	4.000%	9/15/25	105	103
Home Depot Inc.	3.000%	4/1/26	160	151
Home Depot Inc.	2.125%	9/15/26	120	109
Home Depot Inc.	2.500%	4/15/27	75	69
Home Depot Inc.	2.875%	4/15/27	90	84
Home Depot Inc.	2.800%	9/14/27	30	28
Home Depot Inc.	1.500%	9/15/28	65	55
Home Depot Inc.	3.900%	12/6/28	90	86
Home Depot Inc.	2.950%	6/15/29	195	174
Home Depot Inc.	2.700%	4/15/30	215	187
Home Depot Inc.	1.375%	3/15/31	70	54
Home Depot Inc.	1.875%	9/15/31	160	127
Home Depot Inc.	3.250%	4/15/32	135	118
Home Depot Inc.	4.500%	9/15/32	100	96
Home Depot Inc.	5.875%	12/16/36	214	229
Home Depot Inc.	3.300%	4/15/40	131	104
Home Depot Inc.	5.950%	4/1/41	125	134
Home Depot Inc.	4.200%	4/1/43	40	35
Home Depot Inc.	4.875%	2/15/44	50	48
Home Depot Inc.	4.400%	3/15/45	205	182
Home Depot Inc.	4.250%	4/1/46	235	204
Home Depot Inc.	3.900%	6/15/47	115	95
Home Depot Inc.	4.500%	12/6/48	160	144
Home Depot Inc.	3.125%	12/15/49	120	85
Home Depot Inc.	3.350%	4/15/50	185	137
Home Depot Inc.	2.375%	3/15/51	185	111
Home Depot Inc.	2.750%	9/15/51	95	62
Home Depot Inc.	3.625%	4/15/52	190	146
Home Depot Inc.	3.500%	9/15/56	180	135
Honda Motor Co. Ltd.	2.271%	3/10/25	320	302
Honda Motor Co. Ltd.	2.534%	3/10/27	110	101
Honda Motor Co. Ltd.	2.967%	3/10/32	95	82
Lennar Corp.	4.750%	11/29/27	55	53
Lowe's Cos. Inc.	4.400%	9/8/25	100	98
Lowe's Cos. Inc.	3.375%	9/15/25	85	81
Lowe's Cos. Inc.	2.500%	4/15/26	150	139
Lowe's Cos. Inc.	3.100%	5/3/27	265	246
Lowe's Cos. Inc.	1.300%	4/15/28	25	21
Lowe's Cos. Inc.	1.700%	9/15/28	105	88
Lowe's Cos. Inc.	3.650%	4/5/29	201	184
Lowe's Cos. Inc.	4.500%	4/15/30	150	143
Lowe's Cos. Inc.	1.700%	10/15/30	120	94
Lowe's Cos. Inc.	2.625%	4/1/31	135	111
Lowe's Cos. Inc.	3.750%	4/1/32	190	168
Lowe's Cos. Inc.	5.000%	4/15/33	130	125
Lowe's Cos. Inc.	2.800%	9/15/41	60	41
Lowe's Cos. Inc.	3.700%	4/15/46	135	100
Lowe's Cos. Inc.	4.050%	5/3/47	180	141
Lowe's Cos. Inc.	3.000%	10/15/50	210	133
Lowe's Cos. Inc.	4.250%	4/1/52	170	134
Lowe's Cos. Inc.	5.625%	4/15/53	145	139
Lowe's Cos. Inc.	4.450%	4/1/62	145	113
Lowe's Cos. Inc.	5.800%	9/15/62	100	97
11

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Magna International Inc.	3.625%	6/15/24	110	107
	Magna International Inc.	2.450%	6/15/30	75	62
[1]	Marriott International Inc.	3.125%	6/15/26	85	79
	Marriott International Inc.	5.000%	10/15/27	80	79
[1]	Marriott International Inc.	4.625%	6/15/30	160	151
[1]	Marriott International Inc.	2.850%	4/15/31	85	70
[1]	Marriott International Inc.	3.500%	10/15/32	110	93
[1]	McDonald's Corp.	3.300%	7/1/25	90	87
[1]	McDonald's Corp.	3.700%	1/30/26	175	169
[1]	McDonald's Corp.	3.500%	3/1/27	50	47
[1]	McDonald's Corp.	3.500%	7/1/27	105	99
[1]	McDonald's Corp.	3.800%	4/1/28	125	119
[1]	McDonald's Corp.	2.625%	9/1/29	109	95
[1]	McDonald's Corp.	2.125%	3/1/30	50	41
[1]	McDonald's Corp.	3.600%	7/1/30	30	27
[1]	McDonald's Corp.	4.600%	9/9/32	35	34
[1]	McDonald's Corp.	4.700%	12/9/35	145	137
[1]	McDonald's Corp.	6.300%	10/15/37	125	136
[1]	McDonald's Corp.	6.300%	3/1/38	150	162
[1]	McDonald's Corp.	4.875%	12/9/45	170	155
[1]	McDonald's Corp.	4.450%	3/1/47	145	125
[1]	McDonald's Corp.	4.450%	9/1/48	107	93
[1]	McDonald's Corp.	3.625%	9/1/49	180	136
[1]	McDonald's Corp.	4.200%	4/1/50	30	25
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	210	260
	NIKE Inc.	2.400%	3/27/25	80	76
	NIKE Inc.	2.375%	11/1/26	95	87
	NIKE Inc.	2.750%	3/27/27	124	115
	NIKE Inc.	2.850%	3/27/30	165	147
	NIKE Inc.	3.250%	3/27/40	110	89
	NIKE Inc.	3.875%	11/1/45	70	60
	NIKE Inc.	3.375%	3/27/50	143	111
	NVR Inc.	3.000%	5/15/30	97	83
	O'Reilly Automotive Inc.	3.600%	9/1/27	125	117
	O'Reilly Automotive Inc.	4.700%	6/15/32	70	67
	Ralph Lauren Corp.	2.950%	6/15/30	100	87
	Stanley Black & Decker Inc.	2.300%	3/15/30	90	73
	Stanley Black & Decker Inc.	2.750%	11/15/50	55	33
[1]	Stanley Black & Decker Inc.	4.000%	3/15/60	100	86
	Starbucks Corp.	3.800%	8/15/25	160	155
	Starbucks Corp.	4.000%	11/15/28	95	90
	Starbucks Corp.	3.550%	8/15/29	160	146
	Starbucks Corp.	2.250%	3/12/30	50	41
	Starbucks Corp.	2.550%	11/15/30	190	159
	Starbucks Corp.	4.500%	11/15/48	120	103
	Starbucks Corp.	4.450%	8/15/49	125	106
	Starbucks Corp.	3.500%	11/15/50	110	80
	TJX Cos. Inc.	2.250%	9/15/26	135	123
	VF Corp.	2.400%	4/23/25	150	141
	VF Corp.	2.950%	4/23/30	45	37
					24,239
Consumer Staples (3.8%)
	Archer-Daniels-Midland Co.	2.500%	8/11/26	180	166
	Archer-Daniels-Midland Co.	3.250%	3/27/30	85	76
	Archer-Daniels-Midland Co.	2.700%	9/15/51	120	80
12

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	120	99
	Campbell Soup Co.	3.950%	3/15/25	110	107
	Campbell Soup Co.	4.150%	3/15/28	105	100
	Coca-Cola Co.	1.750%	9/6/24	60	58
	Coca-Cola Co.	3.375%	3/25/27	105	100
	Coca-Cola Co.	1.450%	6/1/27	210	184
	Coca-Cola Co.	1.500%	3/5/28	100	87
	Coca-Cola Co.	1.000%	3/15/28	215	180
	Coca-Cola Co.	2.125%	9/6/29	150	128
	Coca-Cola Co.	3.450%	3/25/30	105	97
	Coca-Cola Co.	1.650%	6/1/30	75	61
	Coca-Cola Co.	2.000%	3/5/31	70	57
	Coca-Cola Co.	1.375%	3/15/31	190	148
	Coca-Cola Co.	2.250%	1/5/32	165	136
	Coca-Cola Co.	2.500%	6/1/40	90	65
	Coca-Cola Co.	2.875%	5/5/41	70	53
	Coca-Cola Co.	2.600%	6/1/50	118	79
	Coca-Cola Co.	3.000%	3/5/51	175	128
	Coca-Cola Co.	2.500%	3/15/51	215	141
	Coca-Cola Co.	2.750%	6/1/60	135	89
	Conagra Brands Inc.	4.300%	5/1/24	125	123
	Conagra Brands Inc.	4.600%	11/1/25	125	123
	Conagra Brands Inc.	1.375%	11/1/27	25	21
	Conagra Brands Inc.	4.850%	11/1/28	125	121
	Conagra Brands Inc.	5.300%	11/1/38	105	98
	Conagra Brands Inc.	5.400%	11/1/48	95	87
	Dollar General Corp.	3.500%	4/3/30	110	98
	Dollar Tree Inc.	4.000%	5/15/25	125	121
	Dollar Tree Inc.	4.200%	5/15/28	125	119
	Dollar Tree Inc.	2.650%	12/1/31	80	64
	General Mills Inc.	4.000%	4/17/25	100	97
	General Mills Inc.	4.200%	4/17/28	125	120
	General Mills Inc.	2.875%	4/15/30	95	82
	GSK Consumer Healthcare Capital UK plc	3.125%	3/24/25	175	167
	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	250	232
	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	250	218
	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	85	67
	Hormel Foods Corp.	0.650%	6/3/24	150	142
	Hormel Foods Corp.	1.700%	6/3/28	30	26
	Hormel Foods Corp.	1.800%	6/11/30	120	97
	J M Smucker Co.	3.500%	3/15/25	100	96
[2]	JBS USA LUX SA	2.500%	1/15/27	95	83
[2]	JBS USA LUX SA	5.125%	2/1/28	95	91
[2]	JBS USA LUX SA	5.500%	1/15/30	220	207
[2]	JBS USA LUX SA	3.000%	5/15/32	100	76
[2]	JBS USA LUX SA	5.750%	4/1/33	265	248
[2]	JBS USA LUX SA	4.375%	2/2/52	85	60
[2]	JBS USA LUX SA	6.500%	12/1/52	165	157
	Kellogg Co.	3.250%	4/1/26	60	57
	Keurig Dr Pepper Inc.	0.750%	3/15/24	140	133
	Keurig Dr Pepper Inc.	4.597%	5/25/28	110	107
	Keurig Dr Pepper Inc.	3.950%	4/15/29	90	83
	Keurig Dr Pepper Inc.	3.200%	5/1/30	80	70
	Keurig Dr Pepper Inc.	4.050%	4/15/32	120	109
	Keurig Dr Pepper Inc.	3.800%	5/1/50	70	52
13

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Keurig Dr Pepper Inc.	4.500%	4/15/52	125	105
Kimberly-Clark Corp.	3.100%	3/26/30	80	72
Kraft Heinz Foods Co.	3.000%	6/1/26	180	168
Kraft Heinz Foods Co.	3.875%	5/15/27	175	166
Kraft Heinz Foods Co.	6.875%	1/26/39	60	65
Kraft Heinz Foods Co.	5.000%	6/4/42	30	27
Kraft Heinz Foods Co.	5.200%	7/15/45	225	208
Kraft Heinz Foods Co.	4.375%	6/1/46	355	290
Kraft Heinz Foods Co.	4.875%	10/1/49	140	123
McCormick & Co. Inc.	3.400%	8/15/27	30	28
Mead Johnson Nutrition Co.	4.125%	11/15/25	116	113
Mondelez International Inc.	1.500%	5/4/25	150	138
Mondelez International Inc.	2.625%	3/17/27	50	46
Mondelez International Inc.	2.750%	4/13/30	12	10
Mondelez International Inc.	3.000%	3/17/32	115	97
Mondelez International Inc.	2.625%	9/4/50	140	88
PepsiCo Inc.	3.600%	3/1/24	131	129
PepsiCo Inc.	2.250%	3/19/25	170	161
PepsiCo Inc.	2.750%	4/30/25	100	95
PepsiCo Inc.	2.850%	2/24/26	20	19
PepsiCo Inc.	2.375%	10/6/26	80	74
PepsiCo Inc.	3.000%	10/15/27	125	116
PepsiCo Inc.	3.600%	2/18/28	100	95
PepsiCo Inc.	2.625%	7/29/29	155	137
PepsiCo Inc.	2.750%	3/19/30	150	132
PepsiCo Inc.	1.625%	5/1/30	90	73
PepsiCo Inc.	1.400%	2/25/31	10	8
PepsiCo Inc.	1.950%	10/21/31	140	113
PepsiCo Inc.	3.900%	7/18/32	90	85
PepsiCo Inc.	2.625%	10/21/41	140	103
PepsiCo Inc.	4.450%	4/14/46	90	85
PepsiCo Inc.	3.450%	10/6/46	90	73
PepsiCo Inc.	2.875%	10/15/49	125	90
PepsiCo Inc.	3.625%	3/19/50	110	91
PepsiCo Inc.	2.750%	10/21/51	130	90
Pilgrim's Pride Corp.	4.250%	4/15/31	95	79
Pilgrim's Pride Corp.	3.500%	3/1/32	85	66
Procter & Gamble Co.	0.550%	10/29/25	250	225
Procter & Gamble Co.	1.000%	4/23/26	80	71
Procter & Gamble Co.	2.450%	11/3/26	160	148
Procter & Gamble Co.	1.900%	2/1/27	30	27
Procter & Gamble Co.	2.850%	8/11/27	115	107
Procter & Gamble Co.	3.000%	3/25/30	95	86
Procter & Gamble Co.	1.200%	10/29/30	90	71
Procter & Gamble Co.	1.950%	4/23/31	120	100
Procter & Gamble Co.	2.300%	2/1/32	25	21
Sysco Corp.	3.750%	10/1/25	35	34
Sysco Corp.	3.300%	7/15/26	95	89
Sysco Corp.	3.250%	7/15/27	125	116
Sysco Corp.	5.950%	4/1/30	47	49
Sysco Corp.	6.600%	4/1/50	140	154
Sysco Corp.	3.150%	12/14/51	45	29
Target Corp.	3.500%	7/1/24	55	54
Target Corp.	2.250%	4/15/25	260	246
Target Corp.	2.500%	4/15/26	75	70
14

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Target Corp.	1.950%	1/15/27	140	126
	Target Corp.	3.375%	4/15/29	45	42
	Target Corp.	2.350%	2/15/30	120	102
	Target Corp.	4.000%	7/1/42	120	105
	Target Corp.	2.950%	1/15/52	140	95
	Target Corp.	4.800%	1/15/53	50	47
	Tyson Foods Inc.	3.950%	8/15/24	147	144
	Tyson Foods Inc.	4.000%	3/1/26	90	87
	Tyson Foods Inc.	3.550%	6/2/27	205	192
	Tyson Foods Inc.	4.550%	6/2/47	55	46
	Tyson Foods Inc.	5.100%	9/28/48	145	131
	Unilever Capital Corp.	2.600%	5/5/24	165	160
	Unilever Capital Corp.	2.900%	5/5/27	115	107
	Unilever Capital Corp.	3.500%	3/22/28	45	42
	Unilever Capital Corp.	2.125%	9/6/29	25	21
	Unilever Capital Corp.	1.750%	8/12/31	90	71
	Unilever Capital Corp.	5.900%	11/15/32	95	103
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	125	121
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	110	103
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	105	87
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	50	36
					13,594
Financials (43.5%)
[1]	Aegon NV	5.500%	4/11/48	130	123
	AerCap Ireland Capital DAC	2.875%	8/14/24	199	189
	AerCap Ireland Capital DAC	1.650%	10/29/24	260	241
[1]	AerCap Ireland Capital DAC	1.750%	10/29/24	140	130
	AerCap Ireland Capital DAC	3.500%	1/15/25	100	95
	AerCap Ireland Capital DAC	6.500%	7/15/25	210	211
	AerCap Ireland Capital DAC	1.750%	1/30/26	105	93
	AerCap Ireland Capital DAC	3.650%	7/21/27	180	163
	AerCap Ireland Capital DAC	3.000%	10/29/28	215	183
	AerCap Ireland Capital DAC	3.300%	1/30/32	465	372
	AerCap Ireland Capital DAC	3.400%	10/29/33	245	191
	AerCap Ireland Capital DAC	3.850%	10/29/41	200	146
	Aflac Inc.	3.600%	4/1/30	195	179
[1]	Air Lease Corp.	2.300%	2/1/25	70	65
	Air Lease Corp.	3.375%	7/1/25	90	85
[1]	Air Lease Corp.	2.875%	1/15/26	140	129
[1]	Air Lease Corp.	3.750%	6/1/26	80	75
	Air Lease Corp.	1.875%	8/15/26	80	70
	Air Lease Corp.	2.200%	1/15/27	265	233
	Air Lease Corp.	3.125%	12/1/30	75	62
	Ally Financial Inc.	5.800%	5/1/25	30	30
	Ally Financial Inc.	4.750%	6/9/27	75	72
	Ally Financial Inc.	7.100%	11/15/27	30	31
	Ally Financial Inc.	2.200%	11/2/28	165	134
[1]	Ally Financial Inc.	8.000%	11/1/31	203	219
	American Express Co.	3.375%	5/3/24	75	73
	American Express Co.	2.500%	7/30/24	185	178
	American Express Co.	3.000%	10/30/24	195	188
	American Express Co.	2.250%	3/4/25	210	198
	American Express Co.	3.950%	8/1/25	65	63
	American Express Co.	4.200%	11/6/25	25	24
	American Express Co.	3.125%	5/20/26	210	197
15

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	1.650%	11/4/26	135	119
	American Express Co.	2.550%	3/4/27	200	181
	American Express Co.	3.300%	5/3/27	312	291
	American Express Co.	5.850%	11/5/27	240	247
	American Express Co.	4.050%	5/3/29	80	76
	American Express Co.	4.989%	5/26/33	70	67
	American Express Co.	4.420%	8/3/33	50	47
	American Express Co.	4.050%	12/3/42	130	115
	American International Group Inc.	2.500%	6/30/25	114	107
	American International Group Inc.	3.900%	4/1/26	81	78
	American International Group Inc.	4.800%	7/10/45	20	18
	American International Group Inc.	4.750%	4/1/48	160	142
[1]	American International Group Inc.	5.750%	4/1/48	45	43
	American International Group Inc.	4.375%	6/30/50	65	55
	Aon Corp.	3.750%	5/2/29	10	9
	Aon Corp.	2.800%	5/15/30	120	103
	Aon Corp.	3.900%	2/28/52	105	81
	Aon Global Ltd.	3.875%	12/15/25	184	178
	Arch Capital Group Ltd.	3.635%	6/30/50	110	79
	Arthur J Gallagher & Co.	3.500%	5/20/51	145	103
	Athene Holding Ltd.	4.125%	1/12/28	240	224
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	155	149
	AXA SA	8.600%	12/15/30	85	104
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	110	99
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	100	101
	Banco Santander SA	3.892%	5/24/24	50	49
	Banco Santander SA	2.706%	6/27/24	320	308
	Banco Santander SA	3.496%	3/24/25	200	192
	Banco Santander SA	2.746%	5/28/25	185	174
	Banco Santander SA	5.147%	8/18/25	200	197
	Banco Santander SA	5.179%	11/19/25	125	123
	Banco Santander SA	1.849%	3/25/26	115	102
	Banco Santander SA	4.250%	4/11/27	165	156
	Banco Santander SA	5.294%	8/18/27	390	382
	Banco Santander SA	1.722%	9/14/27	20	17
	Banco Santander SA	3.800%	2/23/28	115	106
	Banco Santander SA	4.175%	3/24/28	50	47
	Banco Santander SA	4.379%	4/12/28	25	24
	Banco Santander SA	3.306%	6/27/29	130	115
	Banco Santander SA	3.490%	5/28/30	90	78
	Banco Santander SA	2.749%	12/3/30	75	58
	Banco Santander SA	2.958%	3/25/31	100	82
	Banco Santander SA	3.225%	11/22/32	110	85
[1]	Bank of America Corp.	4.000%	4/1/24	250	246
[1]	Bank of America Corp.	4.200%	8/26/24	390	383
[1]	Bank of America Corp.	4.000%	1/22/25	300	292
[1]	Bank of America Corp.	3.458%	3/15/25	225	220
[1]	Bank of America Corp.	3.950%	4/21/25	220	213
	Bank of America Corp.	0.976%	4/22/25	175	165
	Bank of America Corp.	3.841%	4/25/25	150	147
[1]	Bank of America Corp.	3.875%	8/1/25	280	272
[1]	Bank of America Corp.	0.981%	9/25/25	285	264
[1]	Bank of America Corp.	3.093%	10/1/25	210	202
[1]	Bank of America Corp.	2.456%	10/22/25	225	214
[1]	Bank of America Corp.	1.530%	12/6/25	270	251
16

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Bank of America Corp.	3.366%	1/23/26	255	244
[1]	Bank of America Corp.	2.015%	2/13/26	355	331
[1]	Bank of America Corp.	4.450%	3/3/26	220	214
[1]	Bank of America Corp.	3.384%	4/2/26	540	517
[1]	Bank of America Corp.	3.500%	4/19/26	200	191
[1]	Bank of America Corp.	1.319%	6/19/26	330	299
[1]	Bank of America Corp.	4.827%	7/22/26	200	197
[1]	Bank of America Corp.	4.250%	10/22/26	183	176
[1]	Bank of America Corp.	1.197%	10/24/26	355	316
	Bank of America Corp.	5.080%	1/20/27	155	153
[1]	Bank of America Corp.	1.658%	3/11/27	150	134
[1]	Bank of America Corp.	3.559%	4/23/27	285	268
	Bank of America Corp.	1.734%	7/22/27	575	507
[1]	Bank of America Corp.	3.248%	10/21/27	255	235
[1]	Bank of America Corp.	4.183%	11/25/27	300	286
[1]	Bank of America Corp.	3.824%	1/20/28	210	197
[1]	Bank of America Corp.	2.551%	2/4/28	205	183
[1]	Bank of America Corp.	3.705%	4/24/28	185	172
	Bank of America Corp.	4.376%	4/27/28	260	249
[1]	Bank of America Corp.	3.593%	7/21/28	240	222
[1]	Bank of America Corp.	4.948%	7/22/28	300	294
	Bank of America Corp.	6.204%	11/10/28	25	26
[1]	Bank of America Corp.	3.419%	12/20/28	598	546
[1]	Bank of America Corp.	3.970%	3/5/29	415	385
[1]	Bank of America Corp.	2.087%	6/14/29	320	269
[1]	Bank of America Corp.	4.271%	7/23/29	348	327
[1]	Bank of America Corp.	3.974%	2/7/30	320	293
[1]	Bank of America Corp.	3.194%	7/23/30	300	260
[1]	Bank of America Corp.	2.884%	10/22/30	285	241
[1]	Bank of America Corp.	2.496%	2/13/31	300	247
[1]	Bank of America Corp.	2.592%	4/29/31	325	268
[1]	Bank of America Corp.	1.898%	7/23/31	325	253
[1]	Bank of America Corp.	1.922%	10/24/31	315	244
[1]	Bank of America Corp.	2.651%	3/11/32	235	191
	Bank of America Corp.	2.687%	4/22/32	490	397
	Bank of America Corp.	2.299%	7/21/32	360	282
	Bank of America Corp.	2.572%	10/20/32	230	183
[1]	Bank of America Corp.	2.972%	2/4/33	340	278
	Bank of America Corp.	4.571%	4/27/33	460	428
[1]	Bank of America Corp.	5.015%	7/22/33	250	241
	Bank of America Corp.	2.482%	9/21/36	275	206
	Bank of America Corp.	6.110%	1/29/37	105	108
	Bank of America Corp.	3.846%	3/8/37	50	42
[1]	Bank of America Corp.	4.244%	4/24/38	345	299
	Bank of America Corp.	7.750%	5/14/38	260	306
[1]	Bank of America Corp.	4.078%	4/23/40	215	180
[1]	Bank of America Corp.	2.676%	6/19/41	540	371
[1]	Bank of America Corp.	5.875%	2/7/42	170	177
	Bank of America Corp.	3.311%	4/22/42	285	212
[1]	Bank of America Corp.	5.000%	1/21/44	165	156
[1]	Bank of America Corp.	4.443%	1/20/48	195	168
[1]	Bank of America Corp.	3.946%	1/23/49	90	72
[1]	Bank of America Corp.	4.330%	3/15/50	375	315
[1]	Bank of America Corp.	4.083%	3/20/51	355	285
[1]	Bank of America Corp.	2.831%	10/24/51	130	83
17

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Bank of America Corp.	3.483%	3/13/52	280	206
	Bank of America Corp.	2.972%	7/21/52	330	216
[1]	Bank of America NA	6.000%	10/15/36	160	165
[1]	Bank of Montreal	2.150%	3/8/24	50	48
[1]	Bank of Montreal	2.500%	6/28/24	130	125
[1]	Bank of Montreal	0.625%	7/9/24	225	211
	Bank of Montreal	5.200%	12/12/24	75	75
[1]	Bank of Montreal	1.500%	1/10/25	115	107
[1]	Bank of Montreal	1.850%	5/1/25	155	144
[1]	Bank of Montreal	3.700%	6/7/25	175	169
[1]	Bank of Montreal	0.949%	1/22/27	165	145
[1]	Bank of Montreal	2.650%	3/8/27	155	141
[1]	Bank of Montreal	4.700%	9/14/27	100	98
	Bank of Montreal	5.203%	2/1/28	75	75
[1]	Bank of Montreal	3.803%	12/15/32	110	98
	Bank of Montreal	3.088%	1/10/37	130	102
[1]	Bank of New York Mellon Corp.	2.100%	10/24/24	130	124
[1]	Bank of New York Mellon Corp.	3.000%	2/24/25	75	72
[1]	Bank of New York Mellon Corp.	1.600%	4/24/25	145	134
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	100	93
	Bank of New York Mellon Corp.	4.414%	7/24/26	50	49
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	10	9
[1]	Bank of New York Mellon Corp.	2.050%	1/26/27	60	54
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	110	103
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	210	197
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	140	133
[1]	Bank of New York Mellon Corp.	5.802%	10/25/28	45	46
	Bank of New York Mellon Corp.	4.543%	2/1/29	80	78
[1]	Bank of New York Mellon Corp.	4.289%	6/13/33	198	184
[1]	Bank of New York Mellon Corp.	5.834%	10/25/33	25	26
	Bank of New York Mellon Corp.	4.706%	2/1/34	80	77
	Bank of Nova Scotia	2.440%	3/11/24	10	10
	Bank of Nova Scotia	0.700%	4/15/24	190	180
	Bank of Nova Scotia	0.650%	7/31/24	95	89
	Bank of Nova Scotia	5.250%	12/6/24	105	105
	Bank of Nova Scotia	1.450%	1/10/25	220	205
	Bank of Nova Scotia	2.200%	2/3/25	170	160
[1]	Bank of Nova Scotia	3.450%	4/11/25	160	154
	Bank of Nova Scotia	1.300%	6/11/25	100	91
	Bank of Nova Scotia	4.500%	12/16/25	160	155
	Bank of Nova Scotia	1.050%	3/2/26	80	71
	Bank of Nova Scotia	1.350%	6/24/26	65	57
	Bank of Nova Scotia	2.700%	8/3/26	90	83
	Bank of Nova Scotia	1.300%	9/15/26	125	109
	Bank of Nova Scotia	1.950%	2/2/27	50	45
	Bank of Nova Scotia	4.850%	2/1/30	30	29
	Bank of Nova Scotia	2.450%	2/2/32	75	60
	Bank of Nova Scotia	4.588%	5/4/37	150	131
	Barclays plc	4.375%	9/11/24	265	259
	Barclays plc	3.650%	3/16/25	220	211
[1]	Barclays plc	3.932%	5/7/25	220	214
	Barclays plc	4.375%	1/12/26	165	159
[1]	Barclays plc	2.852%	5/7/26	100	94
	Barclays plc	5.200%	5/12/26	229	223
	Barclays plc	5.304%	8/9/26	200	196
18

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	7.325%	11/2/26	100	103
	Barclays plc	2.279%	11/24/27	255	225
	Barclays plc	4.337%	1/10/28	50	47
	Barclays plc	4.836%	5/9/28	225	211
	Barclays plc	5.501%	8/9/28	50	49
	Barclays plc	7.385%	11/2/28	150	158
[1]	Barclays plc	4.972%	5/16/29	215	205
[1]	Barclays plc	5.088%	6/20/30	185	171
	Barclays plc	2.645%	6/24/31	115	92
	Barclays plc	2.667%	3/10/32	75	58
	Barclays plc	2.894%	11/24/32	150	117
	Barclays plc	5.746%	8/9/33	125	121
	Barclays plc	7.437%	11/2/33	225	243
	Barclays plc	3.564%	9/23/35	85	68
	Barclays plc	3.811%	3/10/42	85	62
	Barclays plc	3.330%	11/24/42	105	75
	Barclays plc	5.250%	8/17/45	190	177
	Barclays plc	4.950%	1/10/47	175	156
	BlackRock Inc.	3.500%	3/18/24	120	118
	BlackRock Inc.	3.250%	4/30/29	100	92
	BlackRock Inc.	2.400%	4/30/30	118	100
	BlackRock Inc.	1.900%	1/28/31	65	52
	BlackRock Inc.	2.100%	2/25/32	100	80
[1]	BNP Paribas SA	4.250%	10/15/24	155	151
	BPCE SA	4.000%	4/15/24	245	241
	Brighthouse Financial Inc.	3.700%	6/22/27	50	47
	Brighthouse Financial Inc.	4.700%	6/22/47	73	56
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	165	161
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	100	94
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	125	120
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	250	242
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	65	61
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	90	79
	Capital One Financial Corp.	3.750%	4/24/24	205	201
	Capital One Financial Corp.	3.300%	10/30/24	185	179
	Capital One Financial Corp.	3.200%	2/5/25	110	105
	Capital One Financial Corp.	4.250%	4/30/25	10	10
	Capital One Financial Corp.	4.166%	5/9/25	95	93
	Capital One Financial Corp.	4.200%	10/29/25	195	188
	Capital One Financial Corp.	2.636%	3/3/26	80	75
	Capital One Financial Corp.	3.750%	7/28/26	160	150
	Capital One Financial Corp.	3.750%	3/9/27	150	141
	Capital One Financial Corp.	3.650%	5/11/27	125	117
	Capital One Financial Corp.	1.878%	11/2/27	575	503
	Capital One Financial Corp.	3.800%	1/31/28	190	176
	Capital One Financial Corp.	4.927%	5/10/28	90	87
	Capital One Financial Corp.	5.468%	2/1/29	80	79
	Capital One Financial Corp.	3.273%	3/1/30	140	121
	Capital One Financial Corp.	2.359%	7/29/32	100	73
	Capital One Financial Corp.	5.268%	5/10/33	150	142
	Capital One Financial Corp.	5.817%	2/1/34	80	78
	Charles Schwab Corp.	0.750%	3/18/24	130	124
	Charles Schwab Corp.	3.850%	5/21/25	55	53
	Charles Schwab Corp.	0.900%	3/11/26	105	93
	Charles Schwab Corp.	1.150%	5/13/26	175	155
19

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	2.450%	3/3/27	155	141
	Charles Schwab Corp.	2.000%	3/20/28	150	131
	Charles Schwab Corp.	1.650%	3/11/31	125	98
	Charles Schwab Corp.	2.300%	5/13/31	35	29
	Charles Schwab Corp.	1.950%	12/1/31	160	125
	Charles Schwab Corp.	2.900%	3/3/32	130	110
	Chubb Corp.	6.000%	5/11/37	110	118
	Chubb INA Holdings Inc.	3.150%	3/15/25	95	91
	Chubb INA Holdings Inc.	3.350%	5/3/26	190	181
	Chubb INA Holdings Inc.	1.375%	9/15/30	120	93
	Chubb INA Holdings Inc.	4.350%	11/3/45	105	94
	Chubb INA Holdings Inc.	3.050%	12/15/61	100	65
	CI Financial Corp.	3.200%	12/17/30	95	72
	CI Financial Corp.	4.100%	6/15/51	95	57
[1]	Citigroup Inc.	3.352%	4/24/25	295	287
	Citigroup Inc.	3.300%	4/27/25	210	201
	Citigroup Inc.	0.981%	5/1/25	200	189
	Citigroup Inc.	4.140%	5/24/25	220	216
	Citigroup Inc.	4.400%	6/10/25	195	191
	Citigroup Inc.	5.500%	9/13/25	175	176
	Citigroup Inc.	3.700%	1/12/26	250	240
	Citigroup Inc.	2.014%	1/25/26	300	280
	Citigroup Inc.	4.600%	3/9/26	165	161
	Citigroup Inc.	3.290%	3/17/26	100	95
[1]	Citigroup Inc.	3.106%	4/8/26	350	332
	Citigroup Inc.	3.400%	5/1/26	225	213
	Citigroup Inc.	5.610%	9/29/26	100	100
	Citigroup Inc.	3.200%	10/21/26	450	419
	Citigroup Inc.	4.300%	11/20/26	50	48
	Citigroup Inc.	1.122%	1/28/27	260	231
	Citigroup Inc.	1.462%	6/9/27	410	358
	Citigroup Inc.	4.450%	9/29/27	425	406
[1]	Citigroup Inc.	3.887%	1/10/28	230	216
[1]	Citigroup Inc.	3.070%	2/24/28	50	45
	Citigroup Inc.	4.658%	5/24/28	225	218
[1]	Citigroup Inc.	3.668%	7/24/28	310	287
	Citigroup Inc.	4.125%	7/25/28	160	150
[1]	Citigroup Inc.	3.520%	10/27/28	410	376
[1]	Citigroup Inc.	4.075%	4/23/29	250	233
[1]	Citigroup Inc.	3.980%	3/20/30	340	310
[1]	Citigroup Inc.	2.976%	11/5/30	225	192
[1]	Citigroup Inc.	2.666%	1/29/31	305	254
[1]	Citigroup Inc.	4.412%	3/31/31	310	289
[1]	Citigroup Inc.	2.572%	6/3/31	225	185
	Citigroup Inc.	2.561%	5/1/32	185	148
	Citigroup Inc.	6.625%	6/15/32	150	158
	Citigroup Inc.	2.520%	11/3/32	250	197
	Citigroup Inc.	3.057%	1/25/33	270	222
	Citigroup Inc.	3.785%	3/17/33	290	252
	Citigroup Inc.	4.910%	5/24/33	255	242
	Citigroup Inc.	6.270%	11/17/33	350	367
[1]	Citigroup Inc.	3.878%	1/24/39	146	120
	Citigroup Inc.	8.125%	7/15/39	157	199
[1]	Citigroup Inc.	5.316%	3/26/41	150	146
	Citigroup Inc.	5.875%	1/30/42	180	187
20

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	2.904%	11/3/42	115	80
	Citigroup Inc.	6.675%	9/13/43	95	105
	Citigroup Inc.	5.300%	5/6/44	125	118
	Citigroup Inc.	4.650%	7/30/45	95	84
	Citigroup Inc.	4.750%	5/18/46	245	211
[1]	Citigroup Inc.	4.281%	4/24/48	50	42
	Citigroup Inc.	4.650%	7/23/48	260	233
[1]	Citizens Bank NA	2.250%	4/28/25	20	19
	Citizens Financial Group Inc.	3.250%	4/30/30	50	44
	CME Group Inc.	3.000%	3/15/25	30	29
	CME Group Inc.	2.650%	3/15/32	50	42
	CME Group Inc.	5.300%	9/15/43	38	39
	Cooperatieve Rabobank UA	1.375%	1/10/25	75	70
[1]	Cooperatieve Rabobank UA	3.375%	5/21/25	180	173
	Cooperatieve Rabobank UA	4.375%	8/4/25	65	63
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	185	174
[2]	Cooperatieve Rabobank UA	5.564%	2/28/29	250	249
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	155	162
	Cooperatieve Rabobank UA	5.750%	12/1/43	175	176
	Cooperatieve Rabobank UA	5.250%	8/4/45	85	81
[1]	Credit Suisse AG	3.625%	9/9/24	415	392
[1]	Credit Suisse AG	3.700%	2/21/25	500	467
	Credit Suisse AG	5.000%	7/9/27	250	229
	Credit Suisse Group AG	3.750%	3/26/25	365	335
	Credit Suisse Group AG	4.550%	4/17/26	230	206
	Credit Suisse Group AG	4.875%	5/15/45	260	189
	Deutsche Bank AG	0.898%	5/28/24	145	137
	Deutsche Bank AG	3.700%	5/30/24	95	93
	Deutsche Bank AG	1.447%	4/1/25	140	132
[1]	Deutsche Bank AG	3.961%	11/26/25	40	38
	Deutsche Bank AG	1.686%	3/19/26	120	108
	Deutsche Bank AG	6.119%	7/14/26	70	70
	Deutsche Bank AG	2.129%	11/24/26	215	193
	Deutsche Bank AG	2.311%	11/16/27	271	236
	Deutsche Bank AG	6.720%	1/18/29	185	187
[1]	Deutsche Bank AG	3.547%	9/18/31	185	155
	Deutsche Bank AG	3.729%	1/14/32	200	158
	Deutsche Bank AG	3.035%	5/28/32	120	95
	Deutsche Bank AG	4.875%	12/1/32	325	288
	Deutsche Bank AG	7.079%	2/10/34	200	195
	Discover Bank	2.450%	9/12/24	105	100
[1]	Discover Bank	3.450%	7/27/26	120	112
[1]	Discover Bank	4.650%	9/13/28	65	62
	Discover Financial Services	4.100%	2/9/27	115	109
	Discover Financial Services	6.700%	11/29/32	80	83
	Equitable Holdings Inc.	4.350%	4/20/28	152	145
	Equitable Holdings Inc.	5.000%	4/20/48	156	138
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	110	77
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	145	94
[2]	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	75	71
	Fifth Third Bancorp	2.375%	1/28/25	365	345
	Fifth Third Bancorp	2.550%	5/5/27	80	73
	Fifth Third Bancorp	4.772%	7/28/30	50	48
	Fifth Third Bancorp	8.250%	3/1/38	95	118
[1]	Fifth Third Bank NA	3.950%	7/28/25	40	39
21

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Fifth Third Bank NA	3.850%	3/15/26	135	128
	Franklin Resources Inc.	1.600%	10/30/30	110	85
	Global Payments Inc.	2.650%	2/15/25	67	63
	Global Payments Inc.	1.200%	3/1/26	120	105
	Global Payments Inc.	4.800%	4/1/26	115	112
	Global Payments Inc.	2.150%	1/15/27	70	61
	Global Payments Inc.	3.200%	8/15/29	150	128
	Global Payments Inc.	2.900%	5/15/30	130	107
	Global Payments Inc.	2.900%	11/15/31	70	56
	Global Payments Inc.	5.400%	8/15/32	75	72
	Global Payments Inc.	4.150%	8/15/49	135	98
	Global Payments Inc.	5.950%	8/15/52	25	23
	Goldman Sachs Capital I	6.345%	2/15/34	140	146
	Goldman Sachs Group Inc.	4.000%	3/3/24	400	394
	Goldman Sachs Group Inc.	3.000%	3/15/24	100	97
[1]	Goldman Sachs Group Inc.	3.850%	7/8/24	235	230
	Goldman Sachs Group Inc.	3.500%	1/23/25	253	245
	Goldman Sachs Group Inc.	3.500%	4/1/25	364	350
	Goldman Sachs Group Inc.	3.750%	5/22/25	220	213
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	240	231
	Goldman Sachs Group Inc.	4.250%	10/21/25	125	121
	Goldman Sachs Group Inc.	0.855%	2/12/26	185	168
	Goldman Sachs Group Inc.	3.750%	2/25/26	225	215
	Goldman Sachs Group Inc.	3.500%	11/16/26	377	354
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	265	233
	Goldman Sachs Group Inc.	5.950%	1/15/27	115	117
	Goldman Sachs Group Inc.	3.850%	1/26/27	225	213
	Goldman Sachs Group Inc.	1.431%	3/9/27	315	278
	Goldman Sachs Group Inc.	1.542%	9/10/27	255	221
	Goldman Sachs Group Inc.	1.948%	10/21/27	450	394
	Goldman Sachs Group Inc.	2.640%	2/24/28	365	326
	Goldman Sachs Group Inc.	3.615%	3/15/28	50	46
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	390	362
	Goldman Sachs Group Inc.	4.482%	8/23/28	250	240
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	380	348
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	443	415
	Goldman Sachs Group Inc.	2.600%	2/7/30	220	185
	Goldman Sachs Group Inc.	3.800%	3/15/30	335	304
	Goldman Sachs Group Inc.	1.992%	1/27/32	210	161
	Goldman Sachs Group Inc.	2.615%	4/22/32	275	221
	Goldman Sachs Group Inc.	2.383%	7/21/32	515	405
	Goldman Sachs Group Inc.	2.650%	10/21/32	370	295
	Goldman Sachs Group Inc.	6.125%	2/15/33	475	502
	Goldman Sachs Group Inc.	3.102%	2/24/33	415	342
	Goldman Sachs Group Inc.	6.750%	10/1/37	500	532
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	5	4
	Goldman Sachs Group Inc.	6.250%	2/1/41	340	364
	Goldman Sachs Group Inc.	3.210%	4/22/42	275	199
	Goldman Sachs Group Inc.	2.908%	7/21/42	195	136
	Goldman Sachs Group Inc.	3.436%	2/24/43	125	93
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	180	162
	Goldman Sachs Group Inc.	5.150%	5/22/45	230	213
	Goldman Sachs Group Inc.	4.750%	10/21/45	190	170
	Hartford Financial Services Group Inc.	3.600%	8/19/49	90	67
	HSBC Holdings plc	4.250%	3/14/24	75	74
22

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	HSBC Holdings plc	3.803%	3/11/25	365	357
	HSBC Holdings plc	0.976%	5/24/25	255	240
	HSBC Holdings plc	4.250%	8/18/25	50	48
[1]	HSBC Holdings plc	2.633%	11/7/25	195	185
	HSBC Holdings plc	4.300%	3/8/26	330	319
	HSBC Holdings plc	2.999%	3/10/26	240	227
[1]	HSBC Holdings plc	1.645%	4/18/26	125	115
	HSBC Holdings plc	3.900%	5/25/26	280	267
[1]	HSBC Holdings plc	2.099%	6/4/26	230	212
[1]	HSBC Holdings plc	4.292%	9/12/26	275	265
	HSBC Holdings plc	7.336%	11/3/26	100	104
	HSBC Holdings plc	4.375%	11/23/26	65	63
	HSBC Holdings plc	1.589%	5/24/27	380	333
	HSBC Holdings plc	2.251%	11/22/27	330	290
[1]	HSBC Holdings plc	4.041%	3/13/28	245	229
	HSBC Holdings plc	4.755%	6/9/28	380	364
	HSBC Holdings plc	5.210%	8/11/28	200	196
[1]	HSBC Holdings plc	2.013%	9/22/28	125	106
	HSBC Holdings plc	7.390%	11/3/28	150	158
[1]	HSBC Holdings plc	4.583%	6/19/29	325	306
	HSBC Holdings plc	2.206%	8/17/29	230	191
	HSBC Holdings plc	4.950%	3/31/30	315	303
[1]	HSBC Holdings plc	3.973%	5/22/30	335	301
[1]	HSBC Holdings plc	2.848%	6/4/31	185	152
[1]	HSBC Holdings plc	2.357%	8/18/31	130	103
	HSBC Holdings plc	2.804%	5/24/32	235	187
	HSBC Holdings plc	2.871%	11/22/32	280	222
	HSBC Holdings plc	4.762%	3/29/33	265	238
	HSBC Holdings plc	5.402%	8/11/33	200	192
	HSBC Holdings plc	8.113%	11/3/33	155	171
	HSBC Holdings plc	6.500%	9/15/37	250	259
[1]	HSBC Holdings plc	6.500%	9/15/37	120	120
	HSBC Holdings plc	6.800%	6/1/38	100	103
	HSBC Holdings plc	6.100%	1/14/42	100	107
	HSBC Holdings plc	5.250%	3/14/44	227	206
	HSBC USA Inc.	3.750%	5/24/24	100	98
	HSBC USA Inc.	3.500%	6/23/24	140	136
	Huntington Bancshares Inc.	2.625%	8/6/24	120	115
	Huntington Bancshares Inc.	4.443%	8/4/28	75	72
	Huntington Bancshares Inc.	2.550%	2/4/30	70	59
	Huntington National Bank	4.552%	5/17/28	125	121
	Huntington National Bank	5.650%	1/10/30	100	101
	ING Groep NV	3.550%	4/9/24	235	230
	ING Groep NV	3.869%	3/28/26	100	96
	ING Groep NV	3.950%	3/29/27	250	237
	ING Groep NV	1.726%	4/1/27	185	164
	ING Groep NV	4.017%	3/28/28	60	56
	ING Groep NV	4.550%	10/2/28	70	67
	ING Groep NV	4.050%	4/9/29	60	56
	ING Groep NV	2.727%	4/1/32	85	69
	ING Groep NV	4.252%	3/28/33	100	90
	Intercontinental Exchange Inc.	3.650%	5/23/25	145	141
	Intercontinental Exchange Inc.	3.750%	12/1/25	130	125
	Intercontinental Exchange Inc.	4.000%	9/15/27	150	146
	Intercontinental Exchange Inc.	4.350%	6/15/29	50	48
23

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intercontinental Exchange Inc.	2.100%	6/15/30	210	171
	Intercontinental Exchange Inc.	1.850%	9/15/32	230	173
	Intercontinental Exchange Inc.	4.600%	3/15/33	160	153
	Intercontinental Exchange Inc.	2.650%	9/15/40	100	70
	Intercontinental Exchange Inc.	4.250%	9/21/48	190	164
	Intercontinental Exchange Inc.	3.000%	6/15/50	115	78
	Intercontinental Exchange Inc.	4.950%	6/15/52	185	175
	Intercontinental Exchange Inc.	3.000%	9/15/60	195	123
	Intercontinental Exchange Inc.	5.200%	6/15/62	50	49
	JPMorgan Chase & Co.	3.875%	2/1/24	115	113
	JPMorgan Chase & Co.	3.625%	5/13/24	150	147
	JPMorgan Chase & Co.	3.875%	9/10/24	285	278
	JPMorgan Chase & Co.	3.125%	1/23/25	310	299
[1]	JPMorgan Chase & Co.	3.220%	3/1/25	340	332
	JPMorgan Chase & Co.	0.824%	6/1/25	275	258
	JPMorgan Chase & Co.	3.845%	6/14/25	50	49
	JPMorgan Chase & Co.	0.969%	6/23/25	315	296
	JPMorgan Chase & Co.	3.900%	7/15/25	315	306
	JPMorgan Chase & Co.	0.768%	8/9/25	315	293
[1]	JPMorgan Chase & Co.	2.301%	10/15/25	160	151
	JPMorgan Chase & Co.	1.561%	12/10/25	250	232
	JPMorgan Chase & Co.	5.546%	12/15/25	255	255
[1]	JPMorgan Chase & Co.	2.005%	3/13/26	180	167
	JPMorgan Chase & Co.	3.300%	4/1/26	365	345
[1]	JPMorgan Chase & Co.	2.083%	4/22/26	420	390
	JPMorgan Chase & Co.	4.080%	4/26/26	290	282
	JPMorgan Chase & Co.	3.200%	6/15/26	160	151
	JPMorgan Chase & Co.	2.950%	10/1/26	300	279
	JPMorgan Chase & Co.	1.045%	11/19/26	375	332
	JPMorgan Chase & Co.	4.125%	12/15/26	200	192
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	275	263
	JPMorgan Chase & Co.	1.040%	2/4/27	180	158
	JPMorgan Chase & Co.	1.578%	4/22/27	400	354
	JPMorgan Chase & Co.	1.470%	9/22/27	225	195
	JPMorgan Chase & Co.	4.250%	10/1/27	170	163
	JPMorgan Chase & Co.	3.625%	12/1/27	120	112
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	290	273
	JPMorgan Chase & Co.	4.323%	4/26/28	300	287
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	355	329
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	200	175
	JPMorgan Chase & Co.	4.851%	7/25/28	350	342
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	315	288
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	255	237
	JPMorgan Chase & Co.	2.069%	6/1/29	245	207
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	215	201
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	305	289
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	310	280
	JPMorgan Chase & Co.	4.565%	6/14/30	140	133
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	150	126
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	395	373
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	350	290
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	325	273
	JPMorgan Chase & Co.	1.764%	11/19/31	230	177
	JPMorgan Chase & Co.	1.953%	2/4/32	390	303
	JPMorgan Chase & Co.	2.580%	4/22/32	290	235
24

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	2.545%	11/8/32	285	227
	JPMorgan Chase & Co.	2.963%	1/25/33	330	272
	JPMorgan Chase & Co.	4.586%	4/26/33	225	210
	JPMorgan Chase & Co.	4.912%	7/25/33	390	373
	JPMorgan Chase & Co.	5.717%	9/14/33	360	357
	JPMorgan Chase & Co.	6.400%	5/15/38	262	287
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	285	237
	JPMorgan Chase & Co.	5.500%	10/15/40	65	66
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	225	166
	JPMorgan Chase & Co.	5.600%	7/15/41	140	142
	JPMorgan Chase & Co.	2.525%	11/19/41	245	164
	JPMorgan Chase & Co.	5.400%	1/6/42	175	174
	JPMorgan Chase & Co.	3.157%	4/22/42	185	137
	JPMorgan Chase & Co.	5.625%	8/16/43	145	144
	JPMorgan Chase & Co.	4.850%	2/1/44	170	159
	JPMorgan Chase & Co.	4.950%	6/1/45	185	170
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	80	68
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	200	163
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	325	261
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	105	83
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	167	114
	JPMorgan Chase & Co.	3.328%	4/22/52	465	330
[1]	KeyBank NA	3.300%	6/1/25	120	115
[1]	KeyBank NA	4.150%	8/8/25	150	146
[1]	KeyBank NA	4.900%	8/8/32	75	71
[1]	KeyCorp	2.250%	4/6/27	80	71
[1]	KeyCorp	4.100%	4/30/28	95	90
[1]	KeyCorp	2.550%	10/1/29	55	47
[1]	KeyCorp	4.789%	6/1/33	130	122
	Lloyds Banking Group plc	3.900%	3/12/24	120	118
	Lloyds Banking Group plc	4.500%	11/4/24	25	24
	Lloyds Banking Group plc	4.450%	5/8/25	180	176
[1]	Lloyds Banking Group plc	3.870%	7/9/25	75	73
	Lloyds Banking Group plc	4.582%	12/10/25	100	96
[1]	Lloyds Banking Group plc	2.438%	2/5/26	260	244
	Lloyds Banking Group plc	3.511%	3/18/26	100	96
	Lloyds Banking Group plc	4.650%	3/24/26	185	178
	Lloyds Banking Group plc	3.750%	1/11/27	165	154
	Lloyds Banking Group plc	1.627%	5/11/27	210	184
	Lloyds Banking Group plc	3.750%	3/18/28	40	37
	Lloyds Banking Group plc	4.375%	3/22/28	240	227
	Lloyds Banking Group plc	4.550%	8/16/28	220	208
[1]	Lloyds Banking Group plc	3.574%	11/7/28	155	141
[3]	Lloyds Banking Group plc	5.871%	3/6/29	200	200
	Lloyds Banking Group plc	7.953%	11/15/33	145	159
	Lloyds Banking Group plc	5.300%	12/1/45	60	54
	Lloyds Banking Group plc	3.369%	12/14/46	175	119
	Lloyds Banking Group plc	4.344%	1/9/48	150	116
	M&T Bank Corp.	5.053%	1/27/34	10	10
[1]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	135	129
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	243
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	125	123
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	155	148
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	155	126
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	85	78
25

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mastercard Inc.	3.375%	4/1/24	120	118
	Mastercard Inc.	2.000%	3/3/25	10	9
	Mastercard Inc.	2.950%	11/21/26	60	56
	Mastercard Inc.	3.300%	3/26/27	215	203
	Mastercard Inc.	2.950%	6/1/29	61	55
	Mastercard Inc.	3.350%	3/26/30	165	151
	Mastercard Inc.	2.000%	11/18/31	100	81
	Mastercard Inc.	3.650%	6/1/49	195	160
	Mastercard Inc.	3.850%	3/26/50	115	96
	MetLife Inc.	3.600%	4/10/24	100	98
	MetLife Inc.	4.550%	3/23/30	165	162
	MetLife Inc.	6.375%	6/15/34	55	61
	MetLife Inc.	5.700%	6/15/35	90	94
[1]	MetLife Inc.	6.400%	12/15/36	95	95
	MetLife Inc.	5.875%	2/6/41	90	94
	MetLife Inc.	4.125%	8/13/42	75	64
	MetLife Inc.	4.875%	11/13/43	105	98
	MetLife Inc.	4.050%	3/1/45	105	88
	MetLife Inc.	4.600%	5/13/46	80	71
	MetLife Inc.	5.000%	7/15/52	115	110
	MetLife Inc.	5.250%	1/15/54	75	73
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	75	73
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	123	119
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	290	272
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	198	192
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	175	159
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	285	266
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	230	228
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	140	129
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	225	215
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	25	23
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	95	91
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	330	289
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	80	74
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	140	122
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	310	275
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	95	90
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	200	196
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	145	136
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	200	199
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	235	215
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	195	171
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	60	50
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	200	159
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	135	105
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	215	169
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	175	141
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	110	107
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	115	97
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	155	143
	Mizuho Financial Group Inc.	1.234%	5/22/27	170	147
	Mizuho Financial Group Inc.	1.554%	7/9/27	85	74
	Mizuho Financial Group Inc.	3.170%	9/11/27	135	124
	Mizuho Financial Group Inc.	4.018%	3/5/28	225	212
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	150	140
26

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	100	86
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	160	127
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	75	58
	Mizuho Financial Group Inc.	2.564%	9/13/31	115	89
[1]	Morgan Stanley	3.875%	4/29/24	260	256
[1]	Morgan Stanley	3.700%	10/23/24	305	297
	Morgan Stanley	3.620%	4/17/25	250	244
[1]	Morgan Stanley	2.720%	7/22/25	295	283
[1]	Morgan Stanley	4.000%	7/23/25	285	278
[1]	Morgan Stanley	0.864%	10/21/25	150	138
[1]	Morgan Stanley	1.164%	10/21/25	285	264
	Morgan Stanley	5.000%	11/24/25	210	208
[1]	Morgan Stanley	3.875%	1/27/26	310	298
[1]	Morgan Stanley	2.630%	2/18/26	245	231
[1]	Morgan Stanley	2.188%	4/28/26	375	349
	Morgan Stanley	4.679%	7/17/26	100	98
[1]	Morgan Stanley	3.125%	7/27/26	395	368
[1]	Morgan Stanley	4.350%	9/8/26	285	274
	Morgan Stanley	6.138%	10/16/26	200	203
	Morgan Stanley	0.985%	12/10/26	345	303
	Morgan Stanley	3.625%	1/20/27	321	304
	Morgan Stanley	5.050%	1/28/27	205	203
	Morgan Stanley	3.950%	4/23/27	285	269
	Morgan Stanley	1.593%	5/4/27	370	327
	Morgan Stanley	2.475%	1/21/28	135	120
	Morgan Stanley	4.210%	4/20/28	285	271
[1]	Morgan Stanley	3.591%	7/22/28	375	347
	Morgan Stanley	6.296%	10/18/28	125	129
[1]	Morgan Stanley	3.772%	1/24/29	450	416
	Morgan Stanley	5.123%	2/1/29	205	201
[1]	Morgan Stanley	4.431%	1/23/30	390	367
[1]	Morgan Stanley	2.699%	1/22/31	300	251
[1]	Morgan Stanley	3.622%	4/1/31	280	248
[1]	Morgan Stanley	1.794%	2/13/32	195	148
	Morgan Stanley	7.250%	4/1/32	260	294
[1]	Morgan Stanley	1.928%	4/28/32	200	153
[1]	Morgan Stanley	2.239%	7/21/32	245	191
[1]	Morgan Stanley	2.511%	10/20/32	265	209
	Morgan Stanley	2.943%	1/21/33	245	201
	Morgan Stanley	4.889%	7/20/33	120	114
	Morgan Stanley	6.342%	10/18/33	275	290
	Morgan Stanley	2.484%	9/16/36	460	343
	Morgan Stanley	5.297%	4/20/37	230	214
	Morgan Stanley	5.948%	1/19/38	105	102
[1]	Morgan Stanley	3.971%	7/22/38	290	245
[1]	Morgan Stanley	4.457%	4/22/39	115	102
	Morgan Stanley	3.217%	4/22/42	160	119
	Morgan Stanley	6.375%	7/24/42	200	220
	Morgan Stanley	4.300%	1/27/45	335	288
	Morgan Stanley	4.375%	1/22/47	245	213
[1]	Morgan Stanley	5.597%	3/24/51	190	196
[1]	Morgan Stanley	2.802%	1/25/52	280	180
	National Australia Bank Ltd.	3.500%	6/9/25	95	91
	National Australia Bank Ltd.	3.375%	1/14/26	75	71
[1]	National Australia Bank Ltd.	2.500%	7/12/26	40	37
27

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Australia Bank Ltd.	3.905%	6/9/27	250	239
	National Australia Bank Ltd.	4.944%	1/12/28	500	499
	National Bank of Canada	3.750%	6/9/25	80	78
	NatWest Group plc	5.125%	5/28/24	215	214
[1]	NatWest Group plc	4.269%	3/22/25	240	236
	NatWest Group plc	4.800%	4/5/26	285	278
	NatWest Group plc	1.642%	6/14/27	220	193
[1]	NatWest Group plc	3.073%	5/22/28	180	162
[1]	NatWest Group plc	4.892%	5/18/29	205	196
[1]	NatWest Group plc	3.754%	11/1/29	85	80
[1]	NatWest Group plc	5.076%	1/27/30	65	62
[1]	NatWest Group plc	4.445%	5/8/30	145	134
[1]	NatWest Group plc	3.032%	11/28/35	130	100
	Nomura Holdings Inc.	2.648%	1/16/25	85	80
	Nomura Holdings Inc.	5.099%	7/3/25	75	74
	Nomura Holdings Inc.	1.851%	7/16/25	195	178
	Nomura Holdings Inc.	1.653%	7/14/26	185	161
	Nomura Holdings Inc.	2.329%	1/22/27	200	177
	Nomura Holdings Inc.	2.172%	7/14/28	125	104
	Nomura Holdings Inc.	3.103%	1/16/30	115	97
	Nomura Holdings Inc.	2.679%	7/16/30	85	69
	Nomura Holdings Inc.	2.608%	7/14/31	120	94
	Nomura Holdings Inc.	2.999%	1/22/32	35	28
	Northern Trust Corp.	3.950%	10/30/25	115	111
	Northern Trust Corp.	4.000%	5/10/27	135	131
	Northern Trust Corp.	1.950%	5/1/30	35	29
	Northern Trust Corp.	6.125%	11/2/32	150	158
	PayPal Holdings Inc.	2.400%	10/1/24	155	148
	PayPal Holdings Inc.	1.650%	6/1/25	85	79
	PayPal Holdings Inc.	2.650%	10/1/26	135	125
	PayPal Holdings Inc.	2.850%	10/1/29	135	117
	PayPal Holdings Inc.	2.300%	6/1/30	95	78
	PayPal Holdings Inc.	4.400%	6/1/32	105	99
	PayPal Holdings Inc.	3.250%	6/1/50	130	90
	PayPal Holdings Inc.	5.050%	6/1/52	95	87
[1]	PNC Bank NA	2.950%	2/23/25	90	86
[1]	PNC Bank NA	3.100%	10/25/27	50	46
[1]	PNC Bank NA	4.050%	7/26/28	175	165
[1]	PNC Bank NA	2.700%	10/22/29	50	42
	PNC Financial Services Group Inc.	3.900%	4/29/24	115	113
	PNC Financial Services Group Inc.	5.671%	10/28/25	75	75
	PNC Financial Services Group Inc.	2.600%	7/23/26	145	134
	PNC Financial Services Group Inc.	4.758%	1/26/27	105	103
	PNC Financial Services Group Inc.	3.150%	5/19/27	70	65
	PNC Financial Services Group Inc.	5.354%	12/2/28	110	110
	PNC Financial Services Group Inc.	3.450%	4/23/29	345	317
	PNC Financial Services Group Inc.	2.550%	1/22/30	185	157
	PNC Financial Services Group Inc.	2.307%	4/23/32	25	20
	PNC Financial Services Group Inc.	4.626%	6/6/33	85	79
	PNC Financial Services Group Inc.	6.037%	10/28/33	165	172
	PNC Financial Services Group Inc.	5.068%	1/24/34	105	102
	Progressive Corp.	4.125%	4/15/47	180	154
[1]	Prudential Financial Inc.	5.700%	12/14/36	200	208
[1]	Prudential Financial Inc.	5.375%	5/15/45	80	78
[1]	Prudential Financial Inc.	4.500%	9/15/47	50	46
28

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prudential Financial Inc.	3.905%	12/7/47	150	118
[1]	Prudential Financial Inc.	5.700%	9/15/48	120	114
	Prudential Financial Inc.	3.935%	12/7/49	120	95
[1]	Prudential Financial Inc.	4.350%	2/25/50	105	89
[1]	Prudential Financial Inc.	3.700%	3/13/51	10	8
	Prudential Financial Inc.	5.125%	3/1/52	220	202
	Prudential Financial Inc.	6.000%	9/1/52	100	97
	Prudential plc	3.125%	4/14/30	140	123
	Raymond James Financial Inc.	4.950%	7/15/46	40	37
	Raymond James Financial Inc.	3.750%	4/1/51	140	105
	Regions Financial Corp.	2.250%	5/18/25	105	98
[1]	Royal Bank of Canada	2.550%	7/16/24	155	149
	Royal Bank of Canada	0.650%	7/29/24	155	145
[1]	Royal Bank of Canada	0.750%	10/7/24	145	135
[1]	Royal Bank of Canada	5.660%	10/25/24	95	96
[1]	Royal Bank of Canada	2.250%	11/1/24	245	233
[1]	Royal Bank of Canada	1.600%	1/21/25	60	56
	Royal Bank of Canada	3.375%	4/14/25	165	159
[1]	Royal Bank of Canada	1.150%	6/10/25	200	183
[1]	Royal Bank of Canada	4.875%	1/12/26	105	104
[1]	Royal Bank of Canada	0.875%	1/20/26	180	159
[1]	Royal Bank of Canada	4.650%	1/27/26	95	93
	Royal Bank of Canada	1.200%	4/27/26	150	133
[1]	Royal Bank of Canada	1.150%	7/14/26	135	118
[1]	Royal Bank of Canada	1.400%	11/2/26	139	121
	Royal Bank of Canada	3.625%	5/4/27	170	160
[1]	Royal Bank of Canada	4.240%	8/3/27	200	192
[1]	Royal Bank of Canada	6.000%	11/1/27	125	129
[1]	Royal Bank of Canada	4.900%	1/12/28	105	104
[1]	Royal Bank of Canada	2.300%	11/3/31	130	104
	Royal Bank of Canada	3.875%	5/4/32	95	86
[1]	Royal Bank of Canada	5.000%	2/1/33	105	102
	Santander Holdings USA Inc.	3.500%	6/7/24	115	112
	Santander Holdings USA Inc.	3.450%	6/2/25	140	133
	Santander Holdings USA Inc.	4.500%	7/17/25	110	107
	Santander Holdings USA Inc.	3.244%	10/5/26	65	60
	Santander Holdings USA Inc.	4.400%	7/13/27	140	133
	Santander Holdings USA Inc.	2.490%	1/6/28	80	70
	Santander UK Group Holdings plc	1.089%	3/15/25	150	142
[1]	Santander UK Group Holdings plc	1.532%	8/21/26	115	103
	Santander UK Group Holdings plc	6.833%	11/21/26	200	203
	Santander UK Group Holdings plc	1.673%	6/14/27	135	118
	Santander UK Group Holdings plc	2.469%	1/11/28	110	96
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	110	100
	Santander UK plc	4.000%	3/13/24	185	183
	State Street Corp.	3.300%	12/16/24	100	97
	State Street Corp.	3.550%	8/18/25	135	130
[1]	State Street Corp.	2.354%	11/1/25	85	81
	State Street Corp.	2.650%	5/19/26	75	70
	State Street Corp.	2.400%	1/24/30	100	86
	State Street Corp.	2.200%	3/3/31	90	72
	State Street Corp.	4.164%	8/4/33	95	87
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	210	202
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	100	95
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	130	123
29

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	180	164
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	135	119
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	145	139
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	165	151
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	315	273
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	220	202
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	60	56
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	125	116
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	150	138
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	110	101
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	25	23
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	120	100
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	355	308
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	100	85
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	190	152
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	145	114
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	101	79
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	200	202
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	55	38
[1]	Synchrony Bank	5.400%	8/22/25	250	246
	Synchrony Financial	4.250%	8/15/24	120	117
	Synchrony Financial	4.875%	6/13/25	10	10
	Synchrony Financial	4.500%	7/23/25	82	79
	Synchrony Financial	3.950%	12/1/27	75	68
	Synchrony Financial	2.875%	10/28/31	70	53
	Toronto-Dominion Bank	0.550%	3/4/24	230	219
[1]	Toronto-Dominion Bank	2.350%	3/8/24	140	136
[1]	Toronto-Dominion Bank	3.250%	3/11/24	175	171
[1]	Toronto-Dominion Bank	2.650%	6/12/24	85	82
[1]	Toronto-Dominion Bank	0.700%	9/10/24	20	19
[1]	Toronto-Dominion Bank	4.285%	9/13/24	145	143
[1]	Toronto-Dominion Bank	1.450%	1/10/25	225	210
	Toronto-Dominion Bank	3.766%	6/6/25	165	159
[1]	Toronto-Dominion Bank	1.150%	6/12/25	40	37
[1]	Toronto-Dominion Bank	0.750%	9/11/25	135	121
[1]	Toronto-Dominion Bank	0.750%	1/6/26	180	159
	Toronto-Dominion Bank	5.103%	1/9/26	140	140
[1]	Toronto-Dominion Bank	1.200%	6/3/26	180	158
[1]	Toronto-Dominion Bank	1.250%	9/10/26	80	70
[1]	Toronto-Dominion Bank	1.950%	1/12/27	140	125
[1]	Toronto-Dominion Bank	2.800%	3/10/27	115	105
	Toronto-Dominion Bank	4.108%	6/8/27	150	144
	Toronto-Dominion Bank	5.156%	1/10/28	105	105
[1]	Toronto-Dominion Bank	2.000%	9/10/31	160	126
[1]	Toronto-Dominion Bank	3.625%	9/15/31	130	121
[1]	Toronto-Dominion Bank	3.200%	3/10/32	265	228
	Toronto-Dominion Bank	4.456%	6/8/32	190	179
[1]	Travelers Cos. Inc.	6.250%	6/15/37	120	133
	Travelers Cos. Inc.	5.350%	11/1/40	20	20
	Travelers Cos. Inc.	3.050%	6/8/51	55	38
[1]	Truist Bank	3.200%	4/1/24	335	327
[1]	Truist Bank	2.150%	12/6/24	100	95
[1]	Truist Bank	1.500%	3/10/25	140	130
[1]	Truist Bank	3.625%	9/16/25	155	149
[1]	Truist Bank	3.300%	5/15/26	135	127
30

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Truist Bank	3.800%	10/30/26	115	109
[1]	Truist Bank	2.250%	3/11/30	205	169
[1]	Truist Financial Corp.	2.500%	8/1/24	70	67
[1]	Truist Financial Corp.	2.850%	10/26/24	125	121
	Truist Financial Corp.	4.000%	5/1/25	10	10
[1]	Truist Financial Corp.	3.700%	6/5/25	80	77
[1]	Truist Financial Corp.	1.200%	8/5/25	65	59
[1]	Truist Financial Corp.	4.260%	7/28/26	100	98
[1]	Truist Financial Corp.	1.267%	3/2/27	115	102
[1]	Truist Financial Corp.	4.123%	6/6/28	50	48
[1]	Truist Financial Corp.	4.873%	1/26/29	100	98
[1]	Truist Financial Corp.	1.887%	6/7/29	100	84
[1]	Truist Financial Corp.	1.950%	6/5/30	80	65
[1]	Truist Financial Corp.	4.916%	7/28/33	75	71
[1]	Truist Financial Corp.	6.123%	10/28/33	305	320
[1]	Truist Financial Corp.	5.122%	1/26/34	70	68
	US Bancorp	2.400%	7/30/24	155	149
[1]	US Bancorp	3.600%	9/11/24	100	98
	US Bancorp	1.450%	5/12/25	75	69
[1]	US Bancorp	3.950%	11/17/25	200	194
[1]	US Bancorp	3.100%	4/27/26	170	160
[1]	US Bancorp	2.375%	7/22/26	105	96
	US Bancorp	5.727%	10/21/26	25	25
[1]	US Bancorp	3.150%	4/27/27	170	159
[1]	US Bancorp	2.215%	1/27/28	120	108
[1]	US Bancorp	3.900%	4/26/28	90	86
[1]	US Bancorp	4.548%	7/22/28	100	97
[1]	US Bancorp	3.000%	7/30/29	185	163
[1]	US Bancorp	1.375%	7/22/30	133	103
[1]	US Bancorp	2.677%	1/27/33	95	78
[1]	US Bancorp	4.967%	7/22/33	100	95
	US Bancorp	5.850%	10/21/33	500	515
	US Bancorp	2.491%	11/3/36	95	73
[1]	US Bank NA	2.050%	1/21/25	115	109
[1]	US Bank NA	2.800%	1/27/25	105	101
	Visa Inc.	3.150%	12/14/25	330	315
	Visa Inc.	1.900%	4/15/27	230	206
	Visa Inc.	2.750%	9/15/27	170	157
	Visa Inc.	2.050%	4/15/30	150	127
	Visa Inc.	1.100%	2/15/31	90	69
	Visa Inc.	4.150%	12/14/35	240	226
	Visa Inc.	2.700%	4/15/40	20	15
	Visa Inc.	4.300%	12/14/45	310	280
	Visa Inc.	3.650%	9/15/47	175	145
	Visa Inc.	2.000%	8/15/50	130	77
	Wachovia Corp.	5.500%	8/1/35	225	222
[1]	Wells Fargo & Co.	3.300%	9/9/24	115	112
[1]	Wells Fargo & Co.	3.000%	2/19/25	85	81
[1]	Wells Fargo & Co.	3.550%	9/29/25	770	737
[1]	Wells Fargo & Co.	2.406%	10/30/25	650	617
[1]	Wells Fargo & Co.	2.164%	2/11/26	720	674
	Wells Fargo & Co.	3.000%	4/22/26	50	47
[1]	Wells Fargo & Co.	4.100%	6/3/26	125	120
[1]	Wells Fargo & Co.	4.540%	8/15/26	140	137
[1]	Wells Fargo & Co.	3.196%	6/17/27	350	325
31

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Wells Fargo & Co.	3.526%	3/24/28	620	574
[1]	Wells Fargo & Co.	3.584%	5/22/28	130	120
[1]	Wells Fargo & Co.	2.393%	6/2/28	600	531
[1]	Wells Fargo & Co.	4.808%	7/25/28	445	433
[1]	Wells Fargo & Co.	2.879%	10/30/30	450	383
[1]	Wells Fargo & Co.	2.572%	2/11/31	305	254
[1]	Wells Fargo & Co.	4.478%	4/4/31	325	305
[1]	Wells Fargo & Co.	3.350%	3/2/33	425	359
[1]	Wells Fargo & Co.	4.897%	7/25/33	495	472
[1]	Wells Fargo & Co.	3.068%	4/30/41	375	273
	Wells Fargo & Co.	5.375%	11/2/43	235	222
	Wells Fargo & Co.	5.606%	1/15/44	220	214
[1]	Wells Fargo & Co.	4.650%	11/4/44	180	154
[1]	Wells Fargo & Co.	4.900%	11/17/45	250	221
[1]	Wells Fargo & Co.	4.400%	6/14/46	210	172
[1]	Wells Fargo & Co.	4.750%	12/7/46	145	124
[1]	Wells Fargo & Co.	5.013%	4/4/51	510	470
[1]	Wells Fargo & Co.	4.611%	4/25/53	470	407
[1]	Wells Fargo Bank NA	6.600%	1/15/38	210	228
	Westpac Banking Corp.	5.350%	10/18/24	110	110
	Westpac Banking Corp.	1.019%	11/18/24	80	75
	Westpac Banking Corp.	2.350%	2/19/25	90	85
	Westpac Banking Corp.	2.850%	5/13/26	205	191
	Westpac Banking Corp.	1.150%	6/3/26	100	88
	Westpac Banking Corp.	2.700%	8/19/26	80	74
	Westpac Banking Corp.	3.350%	3/8/27	135	127
	Westpac Banking Corp.	5.457%	11/18/27	300	305
	Westpac Banking Corp.	3.400%	1/25/28	50	46
	Westpac Banking Corp.	1.953%	11/20/28	240	205
	Westpac Banking Corp.	2.650%	1/16/30	45	39
[1]	Westpac Banking Corp.	2.894%	2/4/30	140	130
	Westpac Banking Corp.	2.150%	6/3/31	80	67
[1]	Westpac Banking Corp.	4.322%	11/23/31	205	193
	Westpac Banking Corp.	5.405%	8/10/33	65	62
	Westpac Banking Corp.	4.110%	7/24/34	125	110
	Westpac Banking Corp.	2.668%	11/15/35	165	127
	Westpac Banking Corp.	3.020%	11/18/36	125	96
	Westpac Banking Corp.	4.421%	7/24/39	110	93
	Westpac Banking Corp.	2.963%	11/16/40	90	61
	Westpac Banking Corp.	3.133%	11/18/41	100	69
	Willis North America Inc.	4.650%	6/15/27	125	121
					156,554
Health Care (14.7%)
	Abbott Laboratories	2.950%	3/15/25	170	163
	Abbott Laboratories	3.750%	11/30/26	130	126
[4]	Abbott Laboratories	4.750%	11/30/36	85	85
	Abbott Laboratories	4.900%	11/30/46	295	290
	AbbVie Inc.	2.600%	11/21/24	470	448
	AbbVie Inc.	3.800%	3/15/25	290	281
	AbbVie Inc.	3.600%	5/14/25	402	387
	AbbVie Inc.	3.200%	5/14/26	280	263
	AbbVie Inc.	2.950%	11/21/26	200	185
	AbbVie Inc.	4.250%	11/14/28	180	172
	AbbVie Inc.	3.200%	11/21/29	520	460
	AbbVie Inc.	4.550%	3/15/35	255	237
32

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.500%	5/14/35	310	287
	AbbVie Inc.	4.300%	5/14/36	230	207
	AbbVie Inc.	4.050%	11/21/39	195	165
	AbbVie Inc.	4.400%	11/6/42	260	226
	AbbVie Inc.	4.850%	6/15/44	125	114
	AbbVie Inc.	4.750%	3/15/45	140	125
	AbbVie Inc.	4.700%	5/14/45	380	337
	AbbVie Inc.	4.450%	5/14/46	325	278
	AbbVie Inc.	4.875%	11/14/48	155	142
	AbbVie Inc.	4.250%	11/21/49	435	362
	Aetna Inc.	3.500%	11/15/24	90	87
	Aetna Inc.	6.625%	6/15/36	90	97
	Aetna Inc.	3.875%	8/15/47	100	75
	Agilent Technologies Inc.	2.300%	3/12/31	95	77
	AmerisourceBergen Corp.	3.450%	12/15/27	140	130
	AmerisourceBergen Corp.	2.700%	3/15/31	75	62
	Amgen Inc.	3.625%	5/22/24	150	147
	Amgen Inc.	3.125%	5/1/25	110	105
	Amgen Inc.	2.600%	8/19/26	185	170
	Amgen Inc.	2.200%	2/21/27	265	238
	Amgen Inc.	3.200%	11/2/27	160	148
[3]	Amgen Inc.	5.150%	3/2/28	475	473
	Amgen Inc.	1.650%	8/15/28	75	63
	Amgen Inc.	3.000%	2/22/29	105	93
	Amgen Inc.	4.050%	8/18/29	105	98
	Amgen Inc.	2.450%	2/21/30	145	122
[3]	Amgen Inc.	5.250%	3/2/30	425	423
	Amgen Inc.	2.300%	2/25/31	150	122
	Amgen Inc.	2.000%	1/15/32	115	89
	Amgen Inc.	3.350%	2/22/32	40	35
	Amgen Inc.	4.200%	3/1/33	50	46
[3]	Amgen Inc.	5.250%	3/2/33	600	596
	Amgen Inc.	3.150%	2/21/40	200	147
	Amgen Inc.	2.800%	8/15/41	130	89
	Amgen Inc.	4.400%	5/1/45	330	276
	Amgen Inc.	4.563%	6/15/48	195	168
	Amgen Inc.	3.375%	2/21/50	175	122
	Amgen Inc.	4.663%	6/15/51	360	311
	Amgen Inc.	3.000%	1/15/52	170	109
	Amgen Inc.	4.200%	2/22/52	150	121
[3]	Amgen Inc.	5.650%	3/2/53	500	496
	Amgen Inc.	2.770%	9/1/53	220	133
	Amgen Inc.	4.400%	2/22/62	40	32
[3]	Amgen Inc.	5.750%	3/2/63	300	296
	AstraZeneca Finance LLC	0.700%	5/28/24	180	170
	AstraZeneca Finance LLC	1.200%	5/28/26	85	75
[3]	AstraZeneca Finance LLC	4.875%	3/3/28	100	100
	AstraZeneca Finance LLC	1.750%	5/28/28	145	124
	AstraZeneca Finance LLC	2.250%	5/28/31	70	58
	AstraZeneca plc	3.375%	11/16/25	150	144
	AstraZeneca plc	0.700%	4/8/26	125	110
	AstraZeneca plc	3.125%	6/12/27	125	117
	AstraZeneca plc	4.000%	1/17/29	110	105
	AstraZeneca plc	1.375%	8/6/30	100	79
	AstraZeneca plc	6.450%	9/15/37	255	288
33

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AstraZeneca plc	4.000%	9/18/42	145	127
	AstraZeneca plc	4.375%	11/16/45	100	91
	AstraZeneca plc	4.375%	8/17/48	87	79
	AstraZeneca plc	3.000%	5/28/51	110	79
	Baxalta Inc.	4.000%	6/23/25	155	150
	Baxter International Inc.	1.322%	11/29/24	125	116
	Baxter International Inc.	2.600%	8/15/26	106	96
	Baxter International Inc.	1.915%	2/1/27	165	144
	Baxter International Inc.	2.272%	12/1/28	95	80
	Baxter International Inc.	2.539%	2/1/32	210	163
	Baxter International Inc.	3.132%	12/1/51	55	33
	Becton Dickinson & Co.	3.363%	6/6/24	57	56
	Becton Dickinson & Co.	3.734%	12/15/24	100	97
	Becton Dickinson & Co.	3.700%	6/6/27	169	159
	Becton Dickinson & Co.	2.823%	5/20/30	120	103
	Becton Dickinson & Co.	1.957%	2/11/31	145	114
	Becton Dickinson & Co.	4.685%	12/15/44	55	49
	Becton Dickinson & Co.	4.669%	6/6/47	170	149
	Biogen Inc.	4.050%	9/15/25	55	53
	Biogen Inc.	2.250%	5/1/30	475	385
	Biogen Inc.	3.150%	5/1/50	140	93
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	105	92
	Boston Scientific Corp.	2.650%	6/1/30	185	158
	Bristol-Myers Squibb Co.	2.900%	7/26/24	225	218
	Bristol-Myers Squibb Co.	0.750%	11/13/25	125	112
	Bristol-Myers Squibb Co.	3.200%	6/15/26	237	224
	Bristol-Myers Squibb Co.	1.125%	11/13/27	95	81
	Bristol-Myers Squibb Co.	3.900%	2/20/28	125	120
	Bristol-Myers Squibb Co.	3.400%	7/26/29	257	236
	Bristol-Myers Squibb Co.	1.450%	11/13/30	115	91
	Bristol-Myers Squibb Co.	2.950%	3/15/32	130	112
	Bristol-Myers Squibb Co.	4.125%	6/15/39	190	170
	Bristol-Myers Squibb Co.	2.350%	11/13/40	70	48
	Bristol-Myers Squibb Co.	3.550%	3/15/42	160	130
	Bristol-Myers Squibb Co.	4.350%	11/15/47	145	128
	Bristol-Myers Squibb Co.	4.550%	2/20/48	157	143
	Bristol-Myers Squibb Co.	4.250%	10/26/49	390	337
	Bristol-Myers Squibb Co.	2.550%	11/13/50	105	66
	Bristol-Myers Squibb Co.	3.700%	3/15/52	205	162
	Bristol-Myers Squibb Co.	3.900%	3/15/62	140	110
	Cardinal Health Inc.	3.079%	6/15/24	110	107
	Cardinal Health Inc.	3.410%	6/15/27	10	9
	Centene Corp.	2.450%	7/15/28	300	252
	Centene Corp.	4.625%	12/15/29	80	73
	Centene Corp.	3.375%	2/15/30	620	525
	Centene Corp.	2.500%	3/1/31	25	20
	Centene Corp.	2.625%	8/1/31	475	371
[1]	Cigna Group	3.250%	4/15/25	145	139
	Cigna Group	4.125%	11/15/25	110	107
[1]	Cigna Group	4.500%	2/25/26	222	217
	Cigna Group	1.250%	3/15/26	145	129
[1]	Cigna Group	3.400%	3/1/27	75	70
	Cigna Group	4.375%	10/15/28	295	283
	Cigna Group	2.400%	3/15/30	231	193
	Cigna Group	2.375%	3/15/31	195	159
34

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cigna Group	4.800%	8/15/38	220	202
	Cigna Group	3.200%	3/15/40	50	37
[1]	Cigna Group	4.800%	7/15/46	150	132
[1]	Cigna Group	3.875%	10/15/47	135	103
	Cigna Group	4.900%	12/15/48	275	247
	Cigna Group	3.400%	3/15/50	170	120
	Cigna Group	3.400%	3/15/51	165	116
	CVS Health Corp.	2.625%	8/15/24	75	72
	CVS Health Corp.	4.100%	3/25/25	100	98
	CVS Health Corp.	3.875%	7/20/25	310	300
	CVS Health Corp.	2.875%	6/1/26	200	186
	CVS Health Corp.	3.000%	8/15/26	175	163
	CVS Health Corp.	3.625%	4/1/27	170	160
	CVS Health Corp.	1.300%	8/21/27	185	156
	CVS Health Corp.	4.300%	3/25/28	245	234
	CVS Health Corp.	3.250%	8/15/29	270	238
	CVS Health Corp.	3.750%	4/1/30	230	208
	CVS Health Corp.	1.750%	8/21/30	190	148
	CVS Health Corp.	1.875%	2/28/31	85	66
	CVS Health Corp.	2.125%	9/15/31	50	39
	CVS Health Corp.	5.250%	2/21/33	500	492
	CVS Health Corp.	4.780%	3/25/38	535	486
	CVS Health Corp.	4.125%	4/1/40	125	102
	CVS Health Corp.	2.700%	8/21/40	160	108
	CVS Health Corp.	5.300%	12/5/43	60	56
	CVS Health Corp.	5.125%	7/20/45	345	311
	CVS Health Corp.	5.050%	3/25/48	865	775
	CVS Health Corp.	4.250%	4/1/50	70	56
	Danaher Corp.	2.600%	10/1/50	145	92
	Danaher Corp.	2.800%	12/10/51	20	13
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	45	38
	DH Europe Finance II Sarl	2.600%	11/15/29	100	86
	DH Europe Finance II Sarl	3.250%	11/15/39	115	92
	DH Europe Finance II Sarl	3.400%	11/15/49	115	87
	Elevance Health Inc.	3.500%	8/15/24	75	73
	Elevance Health Inc.	3.350%	12/1/24	95	92
	Elevance Health Inc.	2.375%	1/15/25	150	142
	Elevance Health Inc.	1.500%	3/15/26	50	45
	Elevance Health Inc.	3.650%	12/1/27	122	114
	Elevance Health Inc.	4.101%	3/1/28	145	138
	Elevance Health Inc.	2.875%	9/15/29	110	96
	Elevance Health Inc.	2.250%	5/15/30	135	111
	Elevance Health Inc.	2.550%	3/15/31	70	58
	Elevance Health Inc.	4.750%	2/15/33	80	77
	Elevance Health Inc.	4.625%	5/15/42	140	126
	Elevance Health Inc.	4.650%	1/15/43	145	130
	Elevance Health Inc.	4.650%	8/15/44	100	88
	Elevance Health Inc.	4.375%	12/1/47	205	173
	Elevance Health Inc.	4.550%	3/1/48	55	47
	Elevance Health Inc.	3.700%	9/15/49	95	72
	Elevance Health Inc.	3.125%	5/15/50	90	62
	Elevance Health Inc.	3.600%	3/15/51	115	86
	Elevance Health Inc.	6.100%	10/15/52	35	37
	Elevance Health Inc.	5.125%	2/15/53	80	76
	Eli Lilly & Co.	3.375%	3/15/29	77	71
35

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	2.250%	5/15/50	166	104
	Eli Lilly & Co.	4.875%	2/27/53	300	299
	Eli Lilly & Co.	2.500%	9/15/60	130	79
[2]	GE HealthCare Technologies Inc.	5.650%	11/15/27	400	405
[2]	GE HealthCare Technologies Inc.	6.377%	11/22/52	200	216
	Gilead Sciences Inc.	3.700%	4/1/24	275	270
	Gilead Sciences Inc.	3.500%	2/1/25	130	126
	Gilead Sciences Inc.	3.650%	3/1/26	110	105
	Gilead Sciences Inc.	2.950%	3/1/27	125	116
	Gilead Sciences Inc.	1.200%	10/1/27	160	135
	Gilead Sciences Inc.	1.650%	10/1/30	135	107
	Gilead Sciences Inc.	4.600%	9/1/35	130	123
	Gilead Sciences Inc.	4.000%	9/1/36	90	79
	Gilead Sciences Inc.	2.600%	10/1/40	60	42
	Gilead Sciences Inc.	5.650%	12/1/41	85	87
	Gilead Sciences Inc.	4.800%	4/1/44	220	203
	Gilead Sciences Inc.	4.500%	2/1/45	150	132
	Gilead Sciences Inc.	4.750%	3/1/46	240	217
	Gilead Sciences Inc.	4.150%	3/1/47	185	155
	Gilead Sciences Inc.	2.800%	10/1/50	155	101
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	110	107
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	165	157
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	280	316
	GlaxoSmithKline Capital plc	3.000%	6/1/24	155	151
	GlaxoSmithKline Capital plc	3.375%	6/1/29	90	82
	HCA Inc.	5.000%	3/15/24	150	149
	HCA Inc.	5.375%	2/1/25	275	272
	HCA Inc.	5.250%	4/15/25	190	188
	HCA Inc.	5.875%	2/15/26	145	145
	HCA Inc.	5.250%	6/15/26	145	143
	HCA Inc.	5.375%	9/1/26	100	99
	HCA Inc.	4.500%	2/15/27	95	91
[2]	HCA Inc.	3.125%	3/15/27	185	168
	HCA Inc.	5.625%	9/1/28	100	99
	HCA Inc.	5.875%	2/1/29	125	125
	HCA Inc.	4.125%	6/15/29	200	182
	HCA Inc.	3.500%	9/1/30	340	292
	HCA Inc.	2.375%	7/15/31	95	74
[2]	HCA Inc.	3.625%	3/15/32	195	165
	HCA Inc.	5.125%	6/15/39	120	107
	HCA Inc.	5.500%	6/15/47	160	144
	HCA Inc.	5.250%	6/15/49	175	151
	HCA Inc.	3.500%	7/15/51	165	108
[2]	HCA Inc.	4.625%	3/15/52	205	161
	Humana Inc.	1.350%	2/3/27	115	99
	Humana Inc.	3.700%	3/23/29	40	36
	Humana Inc.	2.150%	2/3/32	85	66
	Humana Inc.	4.950%	10/1/44	108	97
	Johnson & Johnson	2.625%	1/15/25	60	58
	Johnson & Johnson	0.550%	9/1/25	90	81
	Johnson & Johnson	2.450%	3/1/26	250	234
	Johnson & Johnson	2.950%	3/3/27	115	108
	Johnson & Johnson	2.900%	1/15/28	215	200
	Johnson & Johnson	1.300%	9/1/30	150	120
	Johnson & Johnson	4.375%	12/5/33	170	168
36

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Johnson & Johnson	3.550%	3/1/36	80	71
Johnson & Johnson	3.625%	3/3/37	180	159
Johnson & Johnson	5.950%	8/15/37	90	100
Johnson & Johnson	3.400%	1/15/38	100	85
Johnson & Johnson	2.100%	9/1/40	120	82
Johnson & Johnson	3.700%	3/1/46	220	185
Johnson & Johnson	3.750%	3/3/47	75	64
Johnson & Johnson	3.500%	1/15/48	70	58
Johnson & Johnson	2.250%	9/1/50	100	63
Johnson & Johnson	2.450%	9/1/60	140	86
Laboratory Corp. of America Holdings	3.600%	2/1/25	135	130
Laboratory Corp. of America Holdings	4.700%	2/1/45	95	81
McKesson Corp.	3.796%	3/15/24	135	133
Medtronic Inc.	4.375%	3/15/35	205	194
Medtronic Inc.	4.625%	3/15/45	195	182
Merck & Co. Inc.	2.900%	3/7/24	70	68
Merck & Co. Inc.	2.750%	2/10/25	255	245
Merck & Co. Inc.	0.750%	2/24/26	165	146
Merck & Co. Inc.	1.700%	6/10/27	215	190
Merck & Co. Inc.	1.900%	12/10/28	75	64
Merck & Co. Inc.	3.400%	3/7/29	130	121
Merck & Co. Inc.	1.450%	6/24/30	140	112
Merck & Co. Inc.	2.150%	12/10/31	205	167
Merck & Co. Inc.	3.900%	3/7/39	80	70
Merck & Co. Inc.	2.350%	6/24/40	115	80
Merck & Co. Inc.	4.150%	5/18/43	140	125
Merck & Co. Inc.	3.700%	2/10/45	245	201
Merck & Co. Inc.	4.000%	3/7/49	115	98
Merck & Co. Inc.	2.450%	6/24/50	140	89
Merck & Co. Inc.	2.750%	12/10/51	270	180
Merck & Co. Inc.	2.900%	12/10/61	140	90
Mylan Inc.	4.550%	4/15/28	125	117
Mylan Inc.	5.200%	4/15/48	210	160
Novartis Capital Corp.	3.400%	5/6/24	245	240
Novartis Capital Corp.	1.750%	2/14/25	35	33
Novartis Capital Corp.	3.000%	11/20/25	145	138
Novartis Capital Corp.	2.000%	2/14/27	205	186
Novartis Capital Corp.	3.100%	5/17/27	200	188
Novartis Capital Corp.	2.200%	8/14/30	185	156
Novartis Capital Corp.	4.400%	5/6/44	220	204
Novartis Capital Corp.	4.000%	11/20/45	110	96
Novartis Capital Corp.	2.750%	8/14/50	80	56
PerkinElmer Inc.	0.850%	9/15/24	60	56
PerkinElmer Inc.	3.300%	9/15/29	85	73
Pfizer Inc.	2.950%	3/15/24	75	73
Pfizer Inc.	3.400%	5/15/24	100	98
Pfizer Inc.	0.800%	5/28/25	100	92
Pfizer Inc.	2.750%	6/3/26	60	56
Pfizer Inc.	3.000%	12/15/26	190	179
Pfizer Inc.	3.600%	9/15/28	85	81
Pfizer Inc.	3.450%	3/15/29	200	186
Pfizer Inc.	2.625%	4/1/30	138	120
Pfizer Inc.	1.700%	5/28/30	70	57
Pfizer Inc.	1.750%	8/18/31	245	195
Pfizer Inc.	4.000%	12/15/36	170	155
37

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	3.900%	3/15/39	70	61
	Pfizer Inc.	7.200%	3/15/39	50	61
	Pfizer Inc.	2.550%	5/28/40	140	101
	Pfizer Inc.	4.300%	6/15/43	105	95
	Pfizer Inc.	4.400%	5/15/44	140	129
	Pfizer Inc.	4.125%	12/15/46	140	123
	Pfizer Inc.	4.200%	9/15/48	130	116
	Pfizer Inc.	4.000%	3/15/49	110	95
	Pfizer Inc.	2.700%	5/28/50	130	89
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	50	30
	Quest Diagnostics Inc.	2.950%	6/30/30	100	86
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	130	101
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	90	56
	Royalty Pharma plc	1.200%	9/2/25	115	103
	Royalty Pharma plc	1.750%	9/2/27	145	123
	Royalty Pharma plc	2.200%	9/2/30	85	67
	Royalty Pharma plc	3.300%	9/2/40	80	56
	Royalty Pharma plc	3.550%	9/2/50	120	78
	Sanofi	3.625%	6/19/28	110	104
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	210	195
	Smith & Nephew plc	2.032%	10/14/30	110	87
	Stryker Corp.	3.375%	11/1/25	355	339
	Stryker Corp.	3.500%	3/15/26	85	81
	Stryker Corp.	1.950%	6/15/30	35	28
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	250	247
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	300	245
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	205	151
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	215	147
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	70	47
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	280	262
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	110	95
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	230	184
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	165	119
	UnitedHealth Group Inc.	0.550%	5/15/24	120	113
	UnitedHealth Group Inc.	2.375%	8/15/24	65	62
	UnitedHealth Group Inc.	3.750%	7/15/25	210	204
	UnitedHealth Group Inc.	5.150%	10/15/25	90	90
	UnitedHealth Group Inc.	3.100%	3/15/26	200	190
	UnitedHealth Group Inc.	1.150%	5/15/26	100	89
	UnitedHealth Group Inc.	3.450%	1/15/27	25	24
	UnitedHealth Group Inc.	2.950%	10/15/27	145	133
	UnitedHealth Group Inc.	5.250%	2/15/28	80	81
	UnitedHealth Group Inc.	3.850%	6/15/28	145	138
	UnitedHealth Group Inc.	3.875%	12/15/28	105	99
	UnitedHealth Group Inc.	4.000%	5/15/29	25	24
	UnitedHealth Group Inc.	5.300%	2/15/30	50	51
	UnitedHealth Group Inc.	2.000%	5/15/30	150	123
	UnitedHealth Group Inc.	2.300%	5/15/31	190	157
	UnitedHealth Group Inc.	4.200%	5/15/32	105	99
	UnitedHealth Group Inc.	5.350%	2/15/33	80	82
	UnitedHealth Group Inc.	4.625%	7/15/35	160	153
	UnitedHealth Group Inc.	5.800%	3/15/36	127	133
	UnitedHealth Group Inc.	6.875%	2/15/38	235	272
	UnitedHealth Group Inc.	3.500%	8/15/39	90	74
	UnitedHealth Group Inc.	3.050%	5/15/41	75	56
38

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
UnitedHealth Group Inc.	4.250%	3/15/43	35	31
UnitedHealth Group Inc.	4.750%	7/15/45	215	201
UnitedHealth Group Inc.	4.200%	1/15/47	155	134
UnitedHealth Group Inc.	3.750%	10/15/47	165	132
UnitedHealth Group Inc.	4.250%	6/15/48	185	160
UnitedHealth Group Inc.	4.450%	12/15/48	150	133
UnitedHealth Group Inc.	3.700%	8/15/49	80	63
UnitedHealth Group Inc.	2.900%	5/15/50	50	34
UnitedHealth Group Inc.	3.250%	5/15/51	225	161
UnitedHealth Group Inc.	4.750%	5/15/52	150	138
UnitedHealth Group Inc.	5.875%	2/15/53	155	167
UnitedHealth Group Inc.	3.875%	8/15/59	35	27
UnitedHealth Group Inc.	3.125%	5/15/60	65	44
UnitedHealth Group Inc.	4.950%	5/15/62	235	221
UnitedHealth Group Inc.	6.050%	2/15/63	250	273
Utah Acquisition Sub Inc.	3.950%	6/15/26	115	108
Utah Acquisition Sub Inc.	5.250%	6/15/46	150	117
Viatris Inc.	1.650%	6/22/25	175	159
Viatris Inc.	2.700%	6/22/30	105	83
Viatris Inc.	3.850%	6/22/40	70	48
Viatris Inc.	4.000%	6/22/50	105	68
Wyeth LLC	6.500%	2/1/34	155	173
Wyeth LLC	5.950%	4/1/37	240	258
Zimmer Biomet Holdings Inc.	1.450%	11/22/24	155	145
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	50	48
Zimmer Biomet Holdings Inc.	2.600%	11/24/31	90	73
Zoetis Inc.	4.500%	11/13/25	100	98
Zoetis Inc.	3.000%	9/12/27	60	55
Zoetis Inc.	2.000%	5/15/30	80	66
Zoetis Inc.	4.700%	2/1/43	170	153
				52,724
Industrials (1.7%)
Amphenol Corp.	2.800%	2/15/30	130	112
Amphenol Corp.	2.200%	9/15/31	50	40
Carrier Global Corp.	2.242%	2/15/25	150	141
Carrier Global Corp.	2.493%	2/15/27	125	113
Carrier Global Corp.	2.722%	2/15/30	150	127
Carrier Global Corp.	2.700%	2/15/31	20	17
Carrier Global Corp.	3.377%	4/5/40	125	94
Carrier Global Corp.	3.577%	4/5/50	260	187
Deere & Co.	3.900%	6/9/42	125	110
Deere & Co.	3.750%	4/15/50	80	68
FedEx Corp.	3.250%	4/1/26	105	99
FedEx Corp.	3.100%	8/5/29	45	40
FedEx Corp.	4.250%	5/15/30	145	136
FedEx Corp.	2.400%	5/15/31	35	28
FedEx Corp.	3.250%	5/15/41	125	90
FedEx Corp.	5.100%	1/15/44	50	45
FedEx Corp.	4.750%	11/15/45	130	111
FedEx Corp.	4.550%	4/1/46	200	165
FedEx Corp.	4.400%	1/15/47	40	33
FedEx Corp.	4.050%	2/15/48	115	88
FedEx Corp.	4.950%	10/17/48	75	66
FedEx Corp.	5.250%	5/15/50	110	102
Illinois Tool Works Inc.	2.650%	11/15/26	125	116
39

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Tool Works Inc.	3.900%	9/1/42	100	86
[1]	John Deere Capital Corp.	1.250%	1/10/25	80	75
[1]	John Deere Capital Corp.	3.450%	3/13/25	125	121
[1]	John Deere Capital Corp.	3.400%	6/6/25	215	207
[1]	John Deere Capital Corp.	4.050%	9/8/25	75	74
[1]	John Deere Capital Corp.	4.800%	1/9/26	105	105
[1]	John Deere Capital Corp.	0.700%	1/15/26	75	67
[1]	John Deere Capital Corp.	4.150%	9/15/27	100	97
[1]	John Deere Capital Corp.	4.750%	1/20/28	105	104
	Otis Worldwide Corp.	2.056%	4/5/25	128	119
	Otis Worldwide Corp.	2.565%	2/15/30	160	135
	Otis Worldwide Corp.	3.362%	2/15/50	70	50
[2]	Regal Rexnord Corp.	6.400%	4/15/33	300	294
	Republic Services Inc.	2.500%	8/15/24	80	77
	Republic Services Inc.	3.950%	5/15/28	75	71
	Republic Services Inc.	1.750%	2/15/32	30	23
	Southwest Airlines Co.	5.250%	5/4/25	180	179
	Southwest Airlines Co.	5.125%	6/15/27	280	276
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	70	64
	United Parcel Service Inc.	3.900%	4/1/25	169	165
	United Parcel Service Inc.	3.050%	11/15/27	75	70
	United Parcel Service Inc.	3.400%	3/15/29	82	76
	United Parcel Service Inc.	4.450%	4/1/30	67	66
	United Parcel Service Inc.	4.875%	3/3/33	80	79
	United Parcel Service Inc.	6.200%	1/15/38	135	149
	United Parcel Service Inc.	3.750%	11/15/47	50	41
	United Parcel Service Inc.	4.250%	3/15/49	75	66
	United Parcel Service Inc.	5.300%	4/1/50	190	196
	United Parcel Service Inc.	5.050%	3/3/53	80	79
	Waste Connections Inc.	4.200%	1/15/33	65	60
	Waste Connections Inc.	2.950%	1/15/52	125	82
	Waste Management Inc.	3.150%	11/15/27	85	79
	Waste Management Inc.	1.500%	3/15/31	70	54
	Waste Management Inc.	4.150%	4/15/32	40	37
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	80	74
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	150	145
	WW Grainger Inc.	4.600%	6/15/45	175	161
					6,031
Materials (1.3%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	175	146
	Air Products and Chemicals Inc.	2.700%	5/15/40	35	26
	Air Products and Chemicals Inc.	2.800%	5/15/50	80	55
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	60	52
	ArcelorMittal SA	6.550%	11/29/27	100	102
	ArcelorMittal SA	6.800%	11/29/32	100	101
	Berry Global Inc.	1.570%	1/15/26	165	147
	Carlisle Cos. Inc.	2.750%	3/1/30	115	96
	Celanese US Holdings LLC	5.900%	7/5/24	120	120
	Celanese US Holdings LLC	6.050%	3/15/25	245	244
	Celanese US Holdings LLC	6.165%	7/15/27	200	198
	Celanese US Holdings LLC	6.330%	7/15/29	75	74
	Celanese US Holdings LLC	6.379%	7/15/32	95	92
	CF Industries Inc.	5.150%	3/15/34	90	84
	CF Industries Inc.	4.950%	6/1/43	100	84
	CF Industries Inc.	5.375%	3/15/44	50	44
40

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DuPont de Nemours Inc.	4.493%	11/15/25	215	211
	DuPont de Nemours Inc.	4.725%	11/15/28	170	167
	DuPont de Nemours Inc.	5.319%	11/15/38	180	175
	DuPont de Nemours Inc.	5.419%	11/15/48	230	221
	Eagle Materials Inc.	2.500%	7/1/31	100	78
	Huntsman International LLC	4.500%	5/1/29	115	105
	International Flavors & Fragrances Inc.	5.000%	9/26/48	60	50
	Martin Marietta Materials Inc.	2.400%	7/15/31	110	88
	Martin Marietta Materials Inc.	3.200%	7/15/51	100	68
	Newmont Corp.	2.250%	10/1/30	165	133
	Newmont Corp.	2.600%	7/15/32	110	88
	Newmont Corp.	6.250%	10/1/39	70	73
	Newmont Corp.	4.875%	3/15/42	105	96
	Nutrien Ltd.	4.200%	4/1/29	120	113
	Nutrien Ltd.	5.000%	4/1/49	84	76
	Rio Tinto Alcan Inc.	6.125%	12/15/33	180	193
	Sherwin-Williams Co.	3.450%	6/1/27	175	164
	Sherwin-Williams Co.	2.950%	8/15/29	94	81
	Sherwin-Williams Co.	4.500%	6/1/47	140	118
	Suzano Austria GmbH	6.000%	1/15/29	215	212
	Suzano Austria GmbH	5.000%	1/15/30	110	101
	Suzano Austria GmbH	3.750%	1/15/31	125	106
[1]	Suzano Austria GmbH	3.125%	1/15/32	65	51
	Vulcan Materials Co.	3.500%	6/1/30	90	80
	WRKCo Inc.	4.900%	3/15/29	115	110
					4,623
Real Estate (2.0%)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	100	88
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	105	80
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	123	91
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	60	48
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	85	55
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	95	68
	American Tower Corp.	2.400%	3/15/25	100	94
	American Tower Corp.	4.000%	6/1/25	65	63
	American Tower Corp.	3.375%	10/15/26	85	79
	American Tower Corp.	2.750%	1/15/27	70	63
	American Tower Corp.	3.550%	7/15/27	65	60
	American Tower Corp.	3.800%	8/15/29	240	216
	American Tower Corp.	2.900%	1/15/30	70	59
	American Tower Corp.	2.100%	6/15/30	95	75
	American Tower Corp.	1.875%	10/15/30	120	93
	American Tower Corp.	3.100%	6/15/50	110	68
	American Tower Corp.	2.950%	1/15/51	105	63
	Boston Properties LP	3.200%	1/15/25	45	43
	Boston Properties LP	3.650%	2/1/26	170	161
	Boston Properties LP	2.750%	10/1/26	80	72
	Boston Properties LP	4.500%	12/1/28	105	98
	Boston Properties LP	3.400%	6/21/29	148	127
	Boston Properties LP	3.250%	1/30/31	120	100
	Boston Properties LP	2.550%	4/1/32	90	69
	Boston Properties LP	2.450%	10/1/33	100	73
	Brixmor Operating Partnership LP	4.125%	5/15/29	85	77
	Brixmor Operating Partnership LP	4.050%	7/1/30	155	137
	Camden Property Trust	2.800%	5/15/30	110	94
41

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Crown Castle Inc.	3.200%	9/1/24	70	68
	Crown Castle Inc.	4.450%	2/15/26	70	68
	Crown Castle Inc.	3.700%	6/15/26	150	142
	Crown Castle Inc.	1.050%	7/15/26	130	112
	Crown Castle Inc.	2.900%	3/15/27	50	45
	Crown Castle Inc.	3.650%	9/1/27	60	56
	Crown Castle Inc.	3.800%	2/15/28	100	93
	Crown Castle Inc.	3.300%	7/1/30	130	113
	Crown Castle Inc.	2.250%	1/15/31	75	60
	Crown Castle Inc.	2.100%	4/1/31	140	110
	Crown Castle Inc.	2.500%	7/15/31	60	48
	Crown Castle Inc.	2.900%	4/1/41	125	85
	Crown Castle Inc.	3.250%	1/15/51	157	103
	Digital Realty Trust LP	3.700%	8/15/27	110	102
	Digital Realty Trust LP	3.600%	7/1/29	120	106
	Equinix Inc.	2.625%	11/18/24	105	100
	Equinix Inc.	3.200%	11/18/29	165	144
	Equinix Inc.	2.150%	7/15/30	94	75
	Equinix Inc.	3.900%	4/15/32	140	124
	ERP Operating LP	4.500%	7/1/44	70	62
	GLP Capital LP	5.250%	6/1/25	45	44
	GLP Capital LP	5.375%	4/15/26	90	88
	GLP Capital LP	5.300%	1/15/29	70	66
	GLP Capital LP	3.250%	1/15/32	75	60
	Healthcare Realty Holdings LP	2.000%	3/15/31	95	73
	Healthpeak Properties Interim Inc.	3.000%	1/15/30	90	78
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	40	33
	Prologis LP	2.250%	4/15/30	125	104
	Prologis LP	1.250%	10/15/30	40	31
	Realty Income Corp.	3.250%	1/15/31	125	109
	Realty Income Corp.	5.625%	10/13/32	75	76
	Sabra Health Care LP	3.200%	12/1/31	80	59
	Simon Property Group LP	2.000%	9/13/24	55	52
	Simon Property Group LP	3.375%	10/1/24	100	97
	Simon Property Group LP	3.500%	9/1/25	45	43
	Simon Property Group LP	3.300%	1/15/26	220	209
	Simon Property Group LP	3.250%	11/30/26	50	47
	Simon Property Group LP	3.375%	6/15/27	35	33
	Simon Property Group LP	3.375%	12/1/27	145	134
	Simon Property Group LP	2.450%	9/13/29	140	117
	Simon Property Group LP	2.650%	7/15/30	110	92
	Simon Property Group LP	3.250%	9/13/49	98	68
	Simon Property Group LP	3.800%	7/15/50	60	45
	Sun Communities Operating LP	2.700%	7/15/31	165	132
	Ventas Realty LP	4.400%	1/15/29	90	84
	VICI Properties LP	4.750%	2/15/28	130	123
	VICI Properties LP	4.950%	2/15/30	115	108
	VICI Properties LP	5.125%	5/15/32	180	167
	VICI Properties LP	5.625%	5/15/52	70	62
	Welltower OP LLC	3.625%	3/15/24	165	162
	Welltower OP LLC	4.000%	6/1/25	106	102
	Welltower OP LLC	4.250%	4/15/28	130	123
	Welltower OP LLC	3.100%	1/15/30	125	107
	Welltower OP LLC	2.800%	6/1/31	10	8
					7,166
42

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Technology (12.4%)
Adobe Inc.	3.250%	2/1/25	110	107
Adobe Inc.	2.150%	2/1/27	115	105
Adobe Inc.	2.300%	2/1/30	135	115
Analog Devices Inc.	3.500%	12/5/26	35	33
Analog Devices Inc.	1.700%	10/1/28	110	93
Analog Devices Inc.	2.100%	10/1/31	140	113
Analog Devices Inc.	2.950%	10/1/51	155	106
Apple Inc.	3.450%	5/6/24	295	290
Apple Inc.	2.850%	5/11/24	198	193
Apple Inc.	1.800%	9/11/24	120	114
Apple Inc.	2.750%	1/13/25	195	187
Apple Inc.	2.500%	2/9/25	225	215
Apple Inc.	1.125%	5/11/25	255	236
Apple Inc.	3.200%	5/13/25	25	24
Apple Inc.	0.550%	8/20/25	115	104
Apple Inc.	0.700%	2/8/26	150	133
Apple Inc.	3.250%	2/23/26	425	407
Apple Inc.	2.450%	8/4/26	250	231
Apple Inc.	2.050%	9/11/26	232	211
Apple Inc.	3.350%	2/9/27	215	205
Apple Inc.	3.200%	5/11/27	205	194
Apple Inc.	3.000%	6/20/27	110	103
Apple Inc.	2.900%	9/12/27	280	260
Apple Inc.	3.000%	11/13/27	90	84
Apple Inc.	1.200%	2/8/28	95	81
Apple Inc.	1.400%	8/5/28	210	177
Apple Inc.	3.250%	8/8/29	120	110
Apple Inc.	2.200%	9/11/29	225	193
Apple Inc.	1.650%	5/11/30	270	221
Apple Inc.	1.250%	8/20/30	50	39
Apple Inc.	1.650%	2/8/31	310	248
Apple Inc.	1.700%	8/5/31	100	79
Apple Inc.	3.350%	8/8/32	375	338
Apple Inc.	4.500%	2/23/36	163	160
Apple Inc.	2.375%	2/8/41	130	92
Apple Inc.	3.850%	5/4/43	230	198
Apple Inc.	4.450%	5/6/44	25	24
Apple Inc.	3.450%	2/9/45	130	105
Apple Inc.	4.375%	5/13/45	170	156
Apple Inc.	4.650%	2/23/46	315	300
Apple Inc.	3.850%	8/4/46	285	241
Apple Inc.	3.750%	9/12/47	185	154
Apple Inc.	3.750%	11/13/47	145	121
Apple Inc.	2.950%	9/11/49	215	154
Apple Inc.	2.650%	5/11/50	215	144
Apple Inc.	2.400%	8/20/50	145	92
Apple Inc.	2.650%	2/8/51	320	213
Apple Inc.	2.700%	8/5/51	225	151
Apple Inc.	3.950%	8/8/52	190	162
Apple Inc.	2.550%	8/20/60	120	75
Apple Inc.	2.800%	2/8/61	225	144
Apple Inc.	2.850%	8/5/61	170	111
Apple Inc.	4.100%	8/8/62	160	135
Applied Materials Inc.	3.300%	4/1/27	176	166
43

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Applied Materials Inc.	1.750%	6/1/30	30	24
	Applied Materials Inc.	4.350%	4/1/47	145	130
	Autodesk Inc.	2.400%	12/15/31	140	112
	Automatic Data Processing Inc.	3.375%	9/15/25	145	140
	Automatic Data Processing Inc.	1.700%	5/15/28	55	47
	Automatic Data Processing Inc.	1.250%	9/1/30	125	98
	Broadcom Corp.	3.500%	1/15/28	110	100
	Broadcom Inc.	3.150%	11/15/25	2	2
	Broadcom Inc.	3.459%	9/15/26	40	37
[2]	Broadcom Inc.	1.950%	2/15/28	110	93
	Broadcom Inc.	4.110%	9/15/28	250	234
[2]	Broadcom Inc.	4.000%	4/15/29	50	45
	Broadcom Inc.	4.750%	4/15/29	165	158
	Broadcom Inc.	4.150%	11/15/30	190	171
[2]	Broadcom Inc.	2.450%	2/15/31	280	222
[2]	Broadcom Inc.	4.150%	4/15/32	180	159
	Broadcom Inc.	4.300%	11/15/32	210	186
[2]	Broadcom Inc.	2.600%	2/15/33	180	136
[2]	Broadcom Inc.	3.419%	4/15/33	303	244
[2]	Broadcom Inc.	3.469%	4/15/34	240	190
[2]	Broadcom Inc.	3.137%	11/15/35	200	148
[2]	Broadcom Inc.	3.187%	11/15/36	365	264
[2]	Broadcom Inc.	4.926%	5/15/37	272	237
[2]	Broadcom Inc.	3.500%	2/15/41	240	172
[2]	Broadcom Inc.	3.750%	2/15/51	215	150
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	65	55
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	115	93
	CDW LLC	2.670%	12/1/26	80	71
	CDW LLC	3.569%	12/1/31	110	91
	Cintas Corp. No. 2	3.700%	4/1/27	155	148
	Cintas Corp. No. 2	4.000%	5/1/32	85	79
	Cisco Systems Inc.	3.625%	3/4/24	125	123
	Cisco Systems Inc.	2.950%	2/28/26	115	109
	Cisco Systems Inc.	2.500%	9/20/26	200	185
	Cisco Systems Inc.	5.900%	2/15/39	180	197
	Cisco Systems Inc.	5.500%	1/15/40	185	195
	Corning Inc.	4.375%	11/15/57	80	64
	Corning Inc.	5.450%	11/15/79	110	97
	Dell International LLC	4.000%	7/15/24	140	137
	Dell International LLC	5.850%	7/15/25	135	136
	Dell International LLC	6.020%	6/15/26	525	531
	Dell International LLC	4.900%	10/1/26	217	212
	Dell International LLC	5.250%	2/1/28	100	98
	Dell International LLC	5.300%	10/1/29	130	126
	Dell International LLC	5.750%	2/1/33	105	102
	Dell International LLC	8.100%	7/15/36	50	56
[2]	Dell International LLC	3.375%	12/15/41	130	86
	Dell International LLC	8.350%	7/15/46	91	104
[2]	Dell International LLC	3.450%	12/15/51	160	98
	Equifax Inc.	2.600%	12/1/24	160	152
	Equifax Inc.	2.350%	9/15/31	190	150
	Fidelity National Information Services Inc.	0.600%	3/1/24	80	76
	Fidelity National Information Services Inc.	1.150%	3/1/26	220	193
	Fidelity National Information Services Inc.	1.650%	3/1/28	70	59
	Fidelity National Information Services Inc.	2.250%	3/1/31	40	31
44

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fidelity National Information Services Inc.	3.100%	3/1/41	70	48
	Fiserv Inc.	2.750%	7/1/24	220	212
	Fiserv Inc.	3.850%	6/1/25	60	58
	Fiserv Inc.	3.200%	7/1/26	195	182
	Fiserv Inc.	2.250%	6/1/27	140	124
[3]	Fiserv Inc.	5.450%	3/2/28	80	80
	Fiserv Inc.	4.200%	10/1/28	185	174
	Fiserv Inc.	3.500%	7/1/29	215	192
	Fiserv Inc.	2.650%	6/1/30	100	84
[3]	Fiserv Inc.	5.600%	3/2/33	80	80
	Fiserv Inc.	4.400%	7/1/49	212	171
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	120	115
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	210	208
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	60	54
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	169	166
	HP Inc.	2.200%	6/17/25	185	173
	HP Inc.	1.450%	6/17/26	125	110
	HP Inc.	3.000%	6/17/27	110	100
	HP Inc.	4.000%	4/15/29	140	127
	HP Inc.	3.400%	6/17/30	130	111
	HP Inc.	2.650%	6/17/31	140	110
	HP Inc.	4.200%	4/15/32	100	86
	HP Inc.	5.500%	1/15/33	55	52
	HP Inc.	6.000%	9/15/41	158	154
	Intel Corp.	2.875%	5/11/24	85	83
	Intel Corp.	3.400%	3/25/25	190	184
	Intel Corp.	3.700%	7/29/25	150	145
	Intel Corp.	2.600%	5/19/26	65	60
	Intel Corp.	3.750%	3/25/27	75	72
	Intel Corp.	3.150%	5/11/27	180	167
	Intel Corp.	3.750%	8/5/27	150	143
	Intel Corp.	4.875%	2/10/28	165	163
	Intel Corp.	1.600%	8/12/28	105	88
	Intel Corp.	4.000%	8/5/29	85	79
	Intel Corp.	2.450%	11/15/29	170	143
	Intel Corp.	3.900%	3/25/30	170	157
	Intel Corp.	2.000%	8/12/31	125	98
	Intel Corp.	4.150%	8/5/32	140	129
	Intel Corp.	4.000%	12/15/32	130	118
	Intel Corp.	5.200%	2/10/33	165	162
	Intel Corp.	4.600%	3/25/40	125	111
	Intel Corp.	2.800%	8/12/41	120	82
	Intel Corp.	4.800%	10/1/41	110	100
	Intel Corp.	5.625%	2/10/43	375	366
	Intel Corp.	4.900%	7/29/45	35	32
	Intel Corp.	4.100%	5/19/46	100	80
	Intel Corp.	4.100%	5/11/47	155	124
	Intel Corp.	3.734%	12/8/47	300	222
	Intel Corp.	3.250%	11/15/49	200	134
	Intel Corp.	4.750%	3/25/50	70	61
	Intel Corp.	3.050%	8/12/51	130	84
	Intel Corp.	4.900%	8/5/52	125	111
	Intel Corp.	5.700%	2/10/53	165	161
	Intel Corp.	3.100%	2/15/60	40	24
	Intel Corp.	4.950%	3/25/60	50	44
45

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	3.200%	8/12/61	100	62
Intel Corp.	5.050%	8/5/62	90	79
Intel Corp.	5.900%	2/10/63	165	162
International Business Machines Corp.	3.000%	5/15/24	215	209
International Business Machines Corp.	4.500%	2/6/26	105	103
International Business Machines Corp.	3.450%	2/19/26	163	155
International Business Machines Corp.	3.300%	5/15/26	295	279
International Business Machines Corp.	1.700%	5/15/27	165	145
International Business Machines Corp.	4.150%	7/27/27	100	97
International Business Machines Corp.	4.500%	2/6/28	105	102
International Business Machines Corp.	3.500%	5/15/29	325	296
International Business Machines Corp.	1.950%	5/15/30	220	177
International Business Machines Corp.	4.750%	2/6/33	105	100
International Business Machines Corp.	4.150%	5/15/39	225	191
International Business Machines Corp.	4.000%	6/20/42	135	110
International Business Machines Corp.	4.250%	5/15/49	265	219
International Business Machines Corp.	2.950%	5/15/50	115	75
International Business Machines Corp.	4.900%	7/27/52	80	72
KLA Corp.	4.650%	11/1/24	113	112
KLA Corp.	4.650%	7/15/32	100	98
KLA Corp.	3.300%	3/1/50	110	80
KLA Corp.	4.950%	7/15/52	115	109
KLA Corp.	5.250%	7/15/62	80	77
Lam Research Corp.	3.750%	3/15/26	95	92
Lam Research Corp.	4.000%	3/15/29	170	161
Lam Research Corp.	1.900%	6/15/30	65	53
Lam Research Corp.	4.875%	3/15/49	105	99
Lam Research Corp.	2.875%	6/15/50	100	67
Marvell Technology Inc.	2.950%	4/15/31	105	84
Microchip Technology Inc.	4.250%	9/1/25	155	150
Micron Technology Inc.	4.663%	2/15/30	90	83
Micron Technology Inc.	2.703%	4/15/32	190	144
Micron Technology Inc.	5.875%	2/9/33	75	73
Microsoft Corp.	2.700%	2/12/25	175	168
Microsoft Corp.	3.125%	11/3/25	360	345
Microsoft Corp.	2.400%	8/8/26	345	320
Microsoft Corp.	3.300%	2/6/27	420	401
Microsoft Corp.	3.500%	2/12/35	205	185
Microsoft Corp.	3.450%	8/8/36	215	188
Microsoft Corp.	4.100%	2/6/37	120	113
Microsoft Corp.	4.450%	11/3/45	85	81
Microsoft Corp.	3.700%	8/8/46	236	202
Microsoft Corp.	4.250%	2/6/47	150	139
Microsoft Corp.	2.525%	6/1/50	530	354
Microsoft Corp.	2.921%	3/17/52	664	478
Microsoft Corp.	4.500%	2/6/57	60	58
Microsoft Corp.	2.675%	6/1/60	390	252
Microsoft Corp.	3.041%	3/17/62	225	158
Motorola Solutions Inc.	4.600%	5/23/29	100	94
Motorola Solutions Inc.	2.300%	11/15/30	110	86
Motorola Solutions Inc.	2.750%	5/24/31	65	52
NetApp Inc.	1.875%	6/22/25	100	92
NVIDIA Corp.	0.584%	6/14/24	95	90
NVIDIA Corp.	3.200%	9/16/26	150	142
NVIDIA Corp.	1.550%	6/15/28	160	136
46

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NVIDIA Corp.	2.850%	4/1/30	110	97
NVIDIA Corp.	2.000%	6/15/31	80	65
NVIDIA Corp.	3.500%	4/1/40	160	132
NVIDIA Corp.	3.500%	4/1/50	165	128
NXP BV	4.875%	3/1/24	35	35
NXP BV	4.300%	6/18/29	145	134
NXP BV	3.400%	5/1/30	135	117
NXP BV	2.500%	5/11/31	110	87
NXP BV	2.650%	2/15/32	30	24
NXP BV	5.000%	1/15/33	135	127
NXP BV	3.250%	5/11/41	95	66
Oracle Corp.	3.400%	7/8/24	320	311
Oracle Corp.	2.950%	11/15/24	215	206
Oracle Corp.	2.500%	4/1/25	350	330
Oracle Corp.	2.950%	5/15/25	280	266
Oracle Corp.	5.800%	11/10/25	125	126
Oracle Corp.	1.650%	3/25/26	300	268
Oracle Corp.	2.650%	7/15/26	295	270
Oracle Corp.	2.800%	4/1/27	265	240
Oracle Corp.	3.250%	11/15/27	290	265
Oracle Corp.	2.300%	3/25/28	210	182
Oracle Corp.	6.150%	11/9/29	125	129
Oracle Corp.	2.875%	3/25/31	210	174
Oracle Corp.	6.250%	11/9/32	170	177
Oracle Corp.	4.900%	2/6/33	250	236
Oracle Corp.	4.300%	7/8/34	220	193
Oracle Corp.	3.900%	5/15/35	35	29
Oracle Corp.	3.850%	7/15/36	130	106
Oracle Corp.	3.800%	11/15/37	190	150
Oracle Corp.	6.500%	4/15/38	165	172
Oracle Corp.	6.125%	7/8/39	190	190
Oracle Corp.	3.600%	4/1/40	325	240
Oracle Corp.	5.375%	7/15/40	290	266
Oracle Corp.	3.650%	3/25/41	175	129
Oracle Corp.	4.500%	7/8/44	170	138
Oracle Corp.	4.125%	5/15/45	250	189
Oracle Corp.	4.000%	7/15/46	310	227
Oracle Corp.	4.000%	11/15/47	135	99
Oracle Corp.	3.600%	4/1/50	461	313
Oracle Corp.	3.950%	3/25/51	350	251
Oracle Corp.	6.900%	11/9/52	320	345
Oracle Corp.	5.550%	2/6/53	225	206
Oracle Corp.	4.375%	5/15/55	165	125
Oracle Corp.	3.850%	4/1/60	295	196
Oracle Corp.	4.100%	3/25/61	160	111
Qorvo Inc.	4.375%	10/15/29	95	85
QUALCOMM Inc.	2.900%	5/20/24	95	92
QUALCOMM Inc.	3.450%	5/20/25	75	72
QUALCOMM Inc.	3.250%	5/20/27	152	143
QUALCOMM Inc.	1.300%	5/20/28	20	17
QUALCOMM Inc.	2.150%	5/20/30	285	238
QUALCOMM Inc.	1.650%	5/20/32	220	168
QUALCOMM Inc.	4.650%	5/20/35	85	82
QUALCOMM Inc.	4.800%	5/20/45	135	128
QUALCOMM Inc.	4.300%	5/20/47	230	201
47

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	QUALCOMM Inc.	3.250%	5/20/50	50	37
	QUALCOMM Inc.	4.500%	5/20/52	90	80
	QUALCOMM Inc.	6.000%	5/20/53	100	108
	Quanta Services Inc.	2.900%	10/1/30	130	108
	RELX Capital Inc.	4.000%	3/18/29	105	97
	RELX Capital Inc.	3.000%	5/22/30	75	65
	Roper Technologies Inc.	4.200%	9/15/28	85	81
	Roper Technologies Inc.	1.750%	2/15/31	30	23
[2]	S&P Global Inc.	2.450%	3/1/27	150	136
[2]	S&P Global Inc.	2.700%	3/1/29	130	114
[2]	S&P Global Inc.	4.250%	5/1/29	70	67
[2]	S&P Global Inc.	2.900%	3/1/32	155	132
[2]	S&P Global Inc.	3.700%	3/1/52	120	95
	Salesforce Inc.	0.625%	7/15/24	110	103
	Salesforce Inc.	3.700%	4/11/28	180	171
	Salesforce Inc.	1.500%	7/15/28	45	38
	Salesforce Inc.	1.950%	7/15/31	155	124
	Salesforce Inc.	2.700%	7/15/41	150	106
	Salesforce Inc.	2.900%	7/15/51	210	141
	Salesforce Inc.	3.050%	7/15/61	120	77
	ServiceNow Inc.	1.400%	9/1/30	193	147
	Texas Instruments Inc.	1.375%	3/12/25	90	84
	Texas Instruments Inc.	2.250%	9/4/29	130	111
	Texas Instruments Inc.	3.875%	3/15/39	130	115
	Texas Instruments Inc.	4.150%	5/15/48	145	129
	TSMC Arizona Corp.	1.750%	10/25/26	160	141
	TSMC Arizona Corp.	3.875%	4/22/27	70	67
	TSMC Arizona Corp.	2.500%	10/25/31	175	145
	TSMC Arizona Corp.	4.250%	4/22/32	140	134
	TSMC Arizona Corp.	3.125%	10/25/41	10	8
	TSMC Arizona Corp.	3.250%	10/25/51	140	105
	TSMC Arizona Corp.	4.500%	4/22/52	100	94
	Verisk Analytics Inc.	4.000%	6/15/25	211	204
	VMware Inc.	1.000%	8/15/24	65	61
	VMware Inc.	4.500%	5/15/25	40	39
	VMware Inc.	1.400%	8/15/26	175	151
	VMware Inc.	3.900%	8/21/27	160	150
	VMware Inc.	1.800%	8/15/28	125	102
	VMware Inc.	4.700%	5/15/30	120	113
	VMware Inc.	2.200%	8/15/31	70	53
	Western Digital Corp.	4.750%	2/15/26	240	226
	Workday Inc.	3.500%	4/1/27	145	135
	Workday Inc.	3.700%	4/1/29	180	164
	Workday Inc.	3.800%	4/1/32	100	88
	Xilinx Inc.	2.950%	6/1/24	90	87
	Xilinx Inc.	2.375%	6/1/30	75	63
					44,659
Utilities (0.1%)
	American Water Capital Corp.	4.450%	6/1/32	30	29
	American Water Capital Corp.	6.593%	10/15/37	82	89
48

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
American Water Capital Corp.	3.750%	9/1/47	95	74
Commonwealth Edison Co.	4.000%	3/1/48	80	66
				258
Total Investments (98.7%) (Cost $405,050)				354,840
Other Assets and Liabilities—Net (1.3%)				4,817
Net Assets (100%)				359,657
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the aggregate value was $8,764,000, representing 2.4% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2023.
4	Securities with a value of $41,000 have been segregated as initial margin for open futures contracts.
DAC—Designated Activity Company.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	June 2023	(1)	(107)	—
Ultra Long U.S. Treasury Bond	June 2023	(1)	(135)	—
				—
See accompanying Notes, which are an integral part of the Financial Statements.
49

ESG U.S. Corporate Bond ETF
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $405,050)	354,840
Investment in Vanguard	13
Cash	582
Receivables for Investment Securities Sold	6,486
Receivables for Accrued Income	3,867
Total Assets	365,788
Liabilities
Payables for Investment Securities Purchased	6,115
Payables to Vanguard	16
Variation Margin Payable—Futures Contracts	—
Total Liabilities	6,131
Net Assets	359,657
At February 28, 2023, net assets consisted of:

Paid-in Capital	420,352
Total Distributable Earnings (Loss)	(60,695)
Net Assets	359,657

Net Assets
Applicable to 5,900,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	359,657
Net Asset Value Per Share	$60.96
See accompanying Notes, which are an integral part of the Financial Statements.
50

ESG U.S. Corporate Bond ETF
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Interest	5,930
Total Income	5,930
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4
Management and Administrative	167
Marketing and Distribution	10
Custodian Fees	6
Shareholders’ Reports	13
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	207
Expenses Paid Indirectly	(5)
Net Expenses	202
Net Investment Income	5,728
Realized Net Gain (Loss)
Investment Securities Sold[1]	(5,069)
Futures Contracts	(24)
Realized Net Gain (Loss)	(5,093)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(4,171)
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	(4,171)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,536)
1	Includes ($760,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
51

ESG U.S. Corporate Bond ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,728	6,515
Realized Net Gain (Loss)	(5,093)	(6,275)
Change in Unrealized Appreciation (Depreciation)	(4,171)	(47,718)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,536)	(47,478)
Distributions
Total Distributions	(5,574)	(6,003)
Capital Share Transactions
Issued	36,428	174,694
Issued in Lieu of Cash Distributions	—	—
Redeemed	(5,969)	—
Net Increase (Decrease) from Capital Share Transactions	30,459	174,694
Total Increase (Decrease)	21,349	121,213
Net Assets
Beginning of Period	338,308	217,095
End of Period	359,657	338,308
See accompanying Notes, which are an integral part of the Financial Statements.
52

ESG U.S. Corporate Bond ETF
Financial Highlights
	Six Months Ended February 28, 2023	Year Ended August 31, 2022	September 22 2020[1] to August 31, 2021
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$62.65	$74.86	$75.00
Investment Operations
Net Investment Income[2]	1.026	1.542	1.211
Net Realized and Unrealized Gain (Loss) on Investments	(1.710)	(12.307)	(.330)
Total from Investment Operations	(.684)	(10.765)	.881
Distributions
Dividends from Net Investment Income	(1.006)	(1.445)	(1.021)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.006)	(1.445)	(1.021)
Net Asset Value, End of Period	$60.96	$62.65	$74.86
Total Return	-1.07%	-14.54%	1.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$360	$338	$217
Ratio of Total Expenses to Average Net Assets	0.12%[3]	0.12%[3]	0.12%[4]
Ratio of Net Investment Income to Average Net Assets	3.39%	2.26%	1.74%[4]
Portfolio Turnover Rate[5]	14%	34%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
53

ESG U.S. Corporate Bond ETF
Notes to Financial Statements
Vanguard ESG U.S. Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.  ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
Certain of the fund's investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
54

ESG U.S. Corporate Bond ETF
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
55

ESG U.S. Corporate Bond ETF
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $13,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	354,840	—	354,840

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	—	—	—	—
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
56

ESG U.S. Corporate Bond ETF
E.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	405,050
Gross Unrealized Appreciation	803
Gross Unrealized Depreciation	(51,013)
Net Unrealized Appreciation (Depreciation)	(50,210)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $6,372,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2023, the fund purchased $73,290,000 of investment securities and sold $42,142,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $9,928,000 and $9,909,000, respectively. Purchases and sales include $35,838,000 and $5,815,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	Shares (000)	Shares (000)
Issued	600	2,500
Issued in Lieu of Cash Distributions	—	—
Redeemed	(100)	—
Net Increase (Decrease) in Shares Outstanding	500	2,500
H.  Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
57

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q41582 042023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD world fund

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD world fund

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 20, 2023

VANGUARD world fund

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 20, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.